                                                     REGISTRATION NO. 333-17663
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                        POST-EFFECTIVE AMENDMENT NO. 28
                                      TO
                                   FORM S-6

                               -----------------

               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------

                SEPARATE ACCOUNT FP          MARK PEARSON,
                         OF             CHIEF EXECUTIVE OFFICER
                 AXA EQUITABLE LIFE        AXA EQUITABLE LIFE
                 INSURANCE COMPANY         INSURANCE COMPANY
               (EXACT NAME OF TRUST)       1290 AVENUE OF THE
                                                AMERICAS
                 AXA EQUITABLE LIFE     NEW YORK, NEW YORK 10104
                 INSURANCE COMPANY        (NAME AND ADDRESS OF
              (EXACT NAME OF DEPOSITOR)    AGENT FOR SERVICE)

                 1290 AVENUE OF THE
                      AMERICAS
              NEW YORK, NEW YORK 10104
              (ADDRESS OF DEPOSITOR'S
                PRINCIPAL EXECUTIVE
                      OFFICES)

                               -----------------

             TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                   DODIE KENT                          WITH A COPY TO:
  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL   CHRISTOPHER E. PALMER, ESQ.
      AXA EQUITABLE LIFE INSURANCE COMPANY           GOODWIN PROCTER LLP
          1290 AVENUE OF THE AMERICAS             901 NEW YORK AVENUE, N.W.
            NEW YORK, NEW YORK 10104               WASHINGTON, D.C. 20001

                               -----------------

Securities Being Registered: Units of Interest in Separate Account FP

It is proposed that this filing will become effective (check appropriate line):

[X]immediately upon filing pursuant to paragraph (b) of Rule 485

[_]on April 30, 2012 pursuant to paragraph (b)(1)(vii) of Rule 485

[_]60 days after filing pursuant to paragraph (a) of Rule 485

[_]on (date) pursuant to paragraph (a) of Rule 485

================================================================================

                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 28 to the Registration Statement No. 333-17663 for the purposes of including in the Registration Statement two revised Prospectus supplements, including restated AXA Equitable Life Insurance Company financial statements filed therewith, and Part II.

AXA Equitable Life Insurance Company
Variable Life Insurance Policies
  Incentive Life Plus(R)

PROSPECTUS SUPPLEMENT DATED MAY 1, 2012, SUPPLEMENTED AUGUST 30, 2012

--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)  ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the All Asset Growth - Alt 20 Portfolio offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the All Asset Growth - Alt 20 Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this policy, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the All Asset Growth - Alt 20 Portfolio than certain other portfolios available to you under your policy. Please see "Managing your allocations" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Allocation Portfolios, the All Asset Growth - Alt 20 Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.

              Copyright 2012 AXA Equitable Life Insurance Company
                             All rights reserved.

                                                                    #402831/ADL

PORTFOLIOS OF THE TRUSTS

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 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks long-term capital appreciation.                      AXA Equitable Funds Management
  ALLOCATION                                                                       Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks a high level of current income.                      AXA Equitable Funds Management
  ALLOCATION                                                                       Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks current income and growth of capital, with a         AXA Equitable Funds Management
  CONSERVATIVE-PLUS  greater emphasis on current income.                           Group, LLC
  ALLOCATION
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks long-term capital appreciation and current income.   AXA Equitable Funds Management
  ALLOCATION                                                                       Group, LLC
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks long-term capital appreciation and current income,   AXA Equitable Funds Management
  ALLOCATION         with a greater emphasis on capital appreciation.              Group, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  AGGRESSIVE EQUITY  emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                ClearBridge Advisors, LLC
                                                                                GCIC US Ltd.
                                                                                Legg Mason Capital Management, LLC
                                                                                Marsico Capital Management, LLC
                                                                                T. Rowe Price Associates, Inc.
                                                                                Westfield Capital Management
                                                                                   Company, L.P.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks a balance of high current income and capital         BlackRock Financial Management, Inc.
  BOND               appreciation, consistent with a prudent level of risk.     Pacific Investment Management
                                                                                   Company LLC
                                                                                SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility     Group, LLC
  EQUITY             in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                EARNEST Partners, LLC
                                                                                J.P. Morgan Investment Management Inc.
                                                                                Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Janus Capital Management, LLC
                                                                                Thornburg Investment Management, Inc.
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MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                Institutional Capital LLC
                                                                                MFS Investment Management
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
                                                                                Franklin Advisers, Inc.
                                                                                Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Diamond Hill Capital Management, Inc.
                                                                                Knightsbridge Asset Management, LLC
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks high total return through a combination of current   Pacific Investment Management
  MULTI-SECTOR BOND  income and capital appreciation.                              Company LLC
                                                                                Post Advisory Group, LLC
                                                                                SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Lord, Abbett & Co. LLC
                                                                                Morgan Stanley Investment
                                                                                   Management Inc.
                                                                                NorthPointe Capital, LLC
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       AXA Equitable Funds Management
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility     Group, LLC
                     in the Portfolio.                                          BlackRock Investment Management, LLC
                                                                                Franklin Advisory Services, LLC
                                                                                Horizon Asset Management, LLC
                                                                                Pacific Global Investment Management
                                                                                   Company
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks long-term growth of capital.                         AXA Equitable Funds Management
  TECHNOLOGY                                                                       Group, LLC
                                                                                RCM Capital Management, LLC
                                                                                SSgA Funds Management, Inc.
                                                                                Wellington Management Company, LLP
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-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and current income.   AXA Equitable Funds Management
  ALT 20/(1)/                                                                      Group, LLC
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AXA TACTICAL         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 400        emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA TACTICAL         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 500        emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA TACTICAL         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER 2000       emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
                     in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA TACTICAL         Seeks to achieve long-term growth of capital with an       AllianceBernstein L.P.
  MANAGER            emphasis on risk-adjusted returns and managing volatility  AXA Equitable Funds Management
  INTERNATIONAL      in the Portfolio.                                             Group, LLC
                                                                                BlackRock Investment Management, LLC
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--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.               AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH
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EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and secondarily,      BlackRock Investment Management, LLC
  VALUE EQUITY         income.
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EQ/BOSTON ADVISORS     Seeks a combination of growth and income to achieve an      Boston Advisors, LLC
  EQUITY INCOME        above-average and consistent total return.
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EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital appreciation.            Calvert Investment Management Inc.
  RESPONSIBLE
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EQ/CAPITAL GUARDIAN    Seeks to achieve long-term growth of capital.               Capital Guardian Trust Company
  RESEARCH
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EQ/COMMON STOCK        Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
  INDEX                approximates the total return performance of the Russell
                       3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
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EQ/CORE BOND INDEX     Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
                       approximates the total return performance of the Barclays      Group, LLC
                       Intermediate U.S. Government/Credit Index, including        SSgA Funds Management, Inc.
                       reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government/Credit
                       Index.
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EQ/EQUITY 500 INDEX    Seeks to achieve a total return before expenses that        AllianceBernstein L.P.
                       approximates the total return performance of the S&P
                       500 Index, including reinvestment of dividends, at a risk
                       level consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH       Seeks to achieve long-term growth of capital with an        AXA Equitable Funds Management
  PLUS                 emphasis on risk-adjusted returns and managing volatility      Group, LLC
                       in the Portfolio.                                           BlackRock Capital Management, Inc.
                                                                                   BlackRock Investment Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS       Seeks to achieve capital appreciation.                      GAMCO Asset Management, Inc.
  AND ACQUISITIONS
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL         Seeks to maximize capital appreciation.                     GAMCO Asset Management, Inc.
  COMPANY VALUE
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Seeks to achieve capital growth and current income.         AXA Equitable Funds Management
                                                                                      Group, LLC
                                                                                   BlackRock Investment Management, LLC
                                                                                   First International Advisors, LLC
                                                                                   Wells Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL              Seeks to achieve long-term capital appreciation with an     AXA Equitable Funds Management
  MULTI-SECTOR         emphasis on risk-adjusted returns and managing volatility      Group, LLC
  EQUITY               in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                   Morgan Stanley Investment
                                                                                      Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Seeks to achieve a total return before expenses that        AXA Equitable Funds Management
  GOVERNMENT           approximates the total return performance of the Barclays      Group, LLC
  BOND/(2)/            Intermediate U.S. Government Bond Index, including          SSgA Funds Management, Inc.
                       reinvestment of dividends, at a risk level consistent with that of the Barclays Intermediate U.S. Government Bond
                       Index.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                     AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  CORE PLUS          emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Hirayama Investments, LLC
                                                                                   WHV Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that        AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% Dow Jones EURO STOXX 50
                     Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10%
                     S&P/ASX 200 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to provide current income and long-term growth of       AXA Equitable Funds Management
  VALUE PLUS         income, accompanied by growth of capital with an                 Group, LLC
                     emphasis on risk-adjusted returns and managing volatility     BlackRock Investment Management, LLC
                     in the Portfolio.                                             Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.              J.P. Morgan Investment
  OPPORTUNITIES                                                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE    Seeks to achieve long-term growth of capital with an          AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that          AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     1000 Growth Index, including reinvestment of dividends
                     at a risk level consistent with that of the Russell 1000
                     Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to provide long-term capital growth with an             AXA Equitable Funds Management
  PLUS               emphasis on risk-adjusted returns and managing volatility        Group, LLC
                     in the Portfolio.                                             BlackRock Investment Management, LLC
                                                                                   Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that          SSgA Funds Management, Inc.
  INDEX              approximates the total return performance of the Russell
                     1000 Value Index, including reinvestment of dividends, at
                     a risk level consistent with that of the Russell 1000 Value
                     Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an          AllianceBernstein L.P.
  PLUS               emphasis on risk-adjusted returns and managing volatility     AXA Equitable Funds Management
                     in the Portfolio.                                                Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation and growth of           Lord, Abbett & Co. LLC
  LARGE CAP CORE     income with reasonable risk.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                        Massachusetts Financial Services
  INTERNATIONAL                                                                       Company d/b/a MFS Investment
  GROWTH                                                                              Management
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that          SSgA Funds Management, Inc.
                     approximates the total return performance of the S&P
                     Mid Cap 400 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the S&P Mid Cap
                     400 Index.
--------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE     Seeks to achieve long-term capital appreciation with an     AXA Equitable Funds Management
  PLUS/(3)/          emphasis on risk adjusted returns and managing volatility      Group, LLC
                     in the Portfolio.                                           BlackRock Investment Management, LLC
                                                                                 Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve    The Dreyfus Corporation
                     its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                      Montag & Caldwell, LLC
  CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                            Morgan Stanley Investment
  MID CAP GROWTH                                                                    Management Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of traditional money   Pacific Investment Management
  SHORT BOND         market products while maintaining an emphasis on               Company, LLC
                     preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with        AllianceBernstein L.P.
                     moderate risk to capital.                                   AXA Equitable Funds Management
                                                                                    Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before the       AllianceBernstein L.P.
  INDEX              deduction of Portfolio expenses) the total return of the
                     Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and         T. Rowe Price Associates, Inc.
  GROWTH STOCK       secondarily, income.
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital appreciation  UBS Global Asset Management
  INCOME             with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN        Seeks to achieve capital growth and income.                 Invesco Advisers, Inc.
  COMSTOCK
------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                  Wells Capital Management, Inc.
  OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through     Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                       Invesco Asset Management Limited
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of      Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a        American Century Investment
  MID CAP VALUE FUND secondary objective.                                           Management, Inc.
------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                       Fidelity Management & Research
  CONTRAFUND(R)                                                                     Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current    Fidelity Management & Research
  GROWTH & INCOME    income and capital appreciation.                               Company (FMR)
  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                          Fidelity Management & Research
  CAP PORTFOLIO                                                                     Company (FMR)
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                    OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING          Seeks long-term capital appreciation, with preservation of   Franklin Advisory Services, LLC
  DIVIDENDS              capital as an important consideration.
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP       Seeks long-term total return.                                Franklin Advisory Services, LLC
  VALUE SECURITIES
  FUND
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC       The Fund's principal investment goal is to seek a high       Franklin Advisers, Inc.
  INCOME SECURITIES      level of current income. Its secondary goal is capital
  FUND                   appreciation over long term.
-----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES            The Fund's principal investment goal is capital              Franklin Mutual Advisers, LLC
  SECURITIES FUND        appreciation. Its secondary goal is income.
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON                Seeks long-term capital appreciation.                        Templeton Asset Management Ltd.
  DEVELOPING
  MARKETS
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL         Seeks high current income, consistent with preservation      Franklin Advisers, Inc.
  BOND SECURITIES        of capital. Capital appreciation is a secondary
  FUND                   consideration.
-----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         The Fund's investment goal is long-term capital growth.      Templeton Global Advisors Limited
  SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT        Seeks long-term capital appreciation.                        Goldman Sachs Asset Management, L.P.
  MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY     To seek to provide capital growth and appreciation.          Waddell & Reed Investment
                                                                                         Management Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID        To seek to provide growth of capital.                        Waddell & Reed Investment
  CAP GROWTH                                                                             Management Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL      To seek to provide growth of capital.                        Waddell & Reed Investment
  CAP GROWTH                                                                             Management Company (WRIMCO)
-----------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                        INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent            Pacific Investment Management
  COMMODITYREALRETURN(R) investment management.                                          Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL           Seeks maximum real return, consistent with preservation      Pacific Investment Management
  RETURN PORTFOLIO       of real capital and prudent investment management.              Company LLC
-----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL          Seeks maximum total return, consistent with preservation     Pacific Investment Management
  RETURN PORTFOLIO       of capital and prudent investment management.                   Company LLC
-----------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 INC. PORTFOLIO NAME     OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE            Seeks to provide substantial dividend income as well as      T. Rowe Price Associates, Inc.
  EQUITY INCOME          long-term growth of capital through investments in the
  PORTFOLIO - II         common stocks of established companies.
-----------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL       Seeks long-term capital appreciation by investing            Van Eck Associates Corporation
  HARD ASSETS FUND       primarily in "hard asset" securities. Income is a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------

(1)This is the Portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The Portfolio's former name was All Asset Allocation.
(2)This is the Portfolio's new name, effective on or about May 21, 2012. The Portfolio's former name was EQ/Intermediate Government Bond Index.
(3)For this Portfolio only, we offer Class IA Shares -- not Class IB Shares.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. ACTUAL FEES AND EXPENSES ARE LIKELY TO FLUCTUATE FROM YEAR TO YEAR. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.

---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011           Lowest Highest
(expenses that are
deducted from Portfolio assets including management fees,    0.62%  1.60%
12b-1 fees, service fees and/or other expenses)/(1)/
---------------------------------------------------------------------------

(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.

(4) AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., (the "parent") a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(5) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 BY MAIL:

At the Post Office Box for our Administrative Office:
AXA Equitable -- National Operations Center
P.O. Box 1047
Charlotte, North Carolina 28201-1047

--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

At the Street Address for our Administrative Office:
AXA Equitable -- National Operations Center
10840 Ballantyne Commons Parkway
Charlotte, North Carolina 28277
1-704-341-7000 (for express delivery purposes only)

--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day / 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.

--------------------------------------------------------------------------------
 BY E-MAIL:

life-service@axa-equitable.com

--------------------------------------------------------------------------------
 BY FAX:

1-704-540-9714

--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa-equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

Required Forms. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);
(2)request for our asset rebalancing service; and
(3)designation of new policy owner(s) and beneficiaries.

Other Requests. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;
(b)transfers among investment options; and
(c)changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

Formal Requirements. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

Our asset rebalancing service. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

(6) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2012, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2012), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2012, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(7) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(8)  TAX INFORMATION.

Estate, gift, and generation-skipping taxes. If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable. In the case of a survivorship life policy on two insureds, if the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the surviving insured person, and the owner dies before the surviving insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation ($5.120 million in 2012). During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2012, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

Our taxes. The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

Possibility of future tax changes and other tax information. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

(9) MATURITY. If the insured person is still living on the policy anniversary closest to the policy maturity date (the Final Policy Date for your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(10) FINANCIAL STATEMENTS. The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended
December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(11) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011..............  A-3
   Statements of Operations for the Year Ended December 31, 2011........ A-35
   Statements of Changes in Net Assets for the Years Ended December 31,
     2011 and 2010...................................................... A-54
   Notes to Financial Statements........................................ A-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009...................................  F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009......................................................  F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................  F-7
   Notes to Consolidated Financial Statements...........................  F-9

                                   A-1  e13343

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                   AMERICAN
                                                     ALL ASSET  CENTURY VP MID AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION* CAP VALUE FUND  ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- -------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $5,611,219   $15,605,672    $114,695,556   $4,805,373    $38,647,840
Receivable for The Trusts shares sold..............         --       712,865              --           --         20,470
Receivable for policy-related transactions.........      1,975            --          24,113        4,631             --
                                                    ----------   -----------    ------------   ----------    -----------
   Total assets....................................  5,613,194    16,318,537     114,719,669    4,810,004     38,668,310
                                                    ----------   -----------    ------------   ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............      1,931            --          24,113        4,631             --
Payable for policy-related transactions............         --       712,810              --           --         20,470
                                                    ----------   -----------    ------------   ----------    -----------
   Total liabilities...............................      1,931       712,810          24,113        4,631         20,470
                                                    ----------   -----------    ------------   ----------    -----------
NET ASSETS......................................... $5,611,263   $15,605,727    $114,695,556   $4,805,373    $38,647,840
                                                    ==========   ===========    ============   ==========    ===========

NET ASSETS:
Accumulation Units................................. $5,611,263   $15,605,727    $114,630,964   $4,805,373    $38,645,439
Accumulation non unitized..........................         --            --              --           --             --
Retained by AXA Equitable in Separate Account FP...         --            --          64,592           --          2,401
                                                    ----------   -----------    ------------   ----------    -----------
TOTAL NET ASSETS................................... $5,611,263   $15,605,727    $114,695,556   $4,805,373    $38,647,840
                                                    ==========   ===========    ============   ==========    ===========

Investments in shares of The Trusts, at cost....... $6,032,383   $16,019,602    $126,187,877   $5,018,346    $39,881,315
The Trusts shares held
   Class A.........................................         --            --       6,710,078           --      3,109,282
   Class B.........................................    327,234            --       6,176,853      412,176      1,006,881
   Class II........................................         --     1,155,976              --           --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,113,920
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........            --
                                                       ----------
   Total assets....................................     1,113,920
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................            --
                                                       ----------
NET ASSETS.........................................    $1,113,920
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $1,113,915
Accumulation non unitized..........................            --
Retained by AXA Equitable in Separate Account FP...             5
                                                       ----------
TOTAL NET ASSETS...................................    $1,113,920
                                                       ==========

Investments in shares of The Trusts, at cost.......    $1,158,555
The Trusts shares held
   Class A.........................................            --
   Class B.........................................        96,872
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE-PLUS AXA GROWTH  AXA MODERATE
                                                       STRATEGY*          ALLOCATION*      STRATEGY*   ALLOCATION*
                                                    ---------------- --------------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $870,448          $33,695,583      $7,469,676 $1,048,193,629
Receivable for The Trusts shares sold..............           --               24,679              --        403,311
Receivable for policy-related transactions.........           --                   --          58,774             --
                                                        --------          -----------      ---------- --------------
   Total assets....................................      870,448           33,720,262       7,528,450  1,048,596,940
                                                        --------          -----------      ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............           --                   --          58,774             --
Payable for policy-related transactions............           --               24,679              --        506,403
                                                        --------          -----------      ---------- --------------
   Total liabilities...............................           --               24,679          58,774        506,403
                                                        --------          -----------      ---------- --------------
NET ASSETS.........................................     $870,448          $33,695,583      $7,469,676 $1,048,090,537
                                                        ========          ===========      ========== ==============

NET ASSETS:
Accumulation Units.................................     $870,448          $33,692,845      $7,469,676 $1,044,924,855
Accumulation non unitized..........................           --                   --              --      3,002,049
Retained by AXA Equitable in Separate Account FP...           --                2,738              --        163,633
                                                        --------          -----------      ---------- --------------
TOTAL NET ASSETS...................................     $870,448          $33,695,583      $7,469,676 $1,048,090,537
                                                        ========          ===========      ========== ==============

Investments in shares of The Trusts, at cost.......     $890,837          $34,984,327      $7,835,073 $1,147,578,386
The Trusts shares held
   Class A.........................................           --            2,239,534              --     72,013,407
   Class B.........................................       79,185            1,433,143         614,762     11,225,835

                                                      AXA MODERATE   AXA MODERATE-PLUS
                                                    GROWTH STRATEGY*    ALLOCATION*
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $19,984,346      $367,097,013
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........       155,881            81,405
                                                      -----------      ------------
   Total assets....................................    20,140,227       367,178,418
                                                      -----------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............       155,881            81,405
Payable for policy-related transactions............            --                --
                                                      -----------      ------------
   Total liabilities...............................       155,881            81,405
                                                      -----------      ------------
NET ASSETS.........................................   $19,984,346      $367,097,013
                                                      ===========      ============

NET ASSETS:
Accumulation Units.................................   $19,984,346      $367,078,271
Accumulation non unitized..........................            --                --
Retained by AXA Equitable in Separate Account FP...            --            18,742
                                                      -----------      ------------
TOTAL NET ASSETS...................................   $19,984,346      $367,097,013
                                                      ===========      ============

Investments in shares of The Trusts, at cost.......   $20,487,546      $423,538,330
The Trusts shares held
   Class A.........................................            --        20,830,432
   Class B.........................................     1,644,371        18,094,282

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                             AXA TACTICAL
                                                    AXA TACTICAL  AXA TACTICAL AXA TACTICAL    MANAGER       BLACKROCK GLOBAL
                                                    MANAGER 2000* MANAGER 400* MANAGER 500* INTERNATIONAL* ALLOCATION V.I. FUND
                                                    ------------- ------------ ------------ -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $903,647     $2,417,046   $1,249,418    $1,506,515        $6,985,687
Receivable for The Trusts shares sold..............         --              8           --            --           607,523
Receivable for policy-related transactions.........         22             31           42            36                --
                                                      --------     ----------   ----------    ----------        ----------
   Total assets....................................    903,669      2,417,085    1,249,460     1,506,551         7,593,210
                                                      --------     ----------   ----------    ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............         12             --           31            18                --
Payable for policy-related transactions............         --             --           --            --           607,523
                                                      --------     ----------   ----------    ----------        ----------
   Total liabilities...............................         12             --           31            18           607,523
                                                      --------     ----------   ----------    ----------        ----------
NET ASSETS.........................................   $903,657     $2,417,085   $1,249,429    $1,506,533        $6,985,687
                                                      ========     ==========   ==========    ==========        ==========

NET ASSETS:
Accumulation Units.................................   $903,657     $2,417,085   $1,249,429    $1,506,533        $6,985,687
Accumulation non unitized..........................         --             --           --            --                --
Retained by AXA Equitable in Separate Account FP...         --             --           --            --                --
                                                      --------     ----------   ----------    ----------        ----------
TOTAL NET ASSETS...................................   $903,657     $2,417,085   $1,249,429    $1,506,533        $6,985,687
                                                      ========     ==========   ==========    ==========        ==========

Investments in shares of The Trusts, at cost.......   $989,635     $2,692,528   $1,295,122    $1,684,619        $7,752,598
The Trusts shares held
   Class A.........................................         --             --           --            --                --
   Class B.........................................     68,022        176,183       96,680       144,535                --
   Class III.......................................         --             --           --            --           526,031

                                                    EQ/ALLIANCEBERNSTEIN
                                                     SMALL CAP GROWTH*
                                                    --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $184,719,383
Receivable for The Trusts shares sold..............          323,359
Receivable for policy-related transactions.........               --
                                                        ------------
   Total assets....................................      185,042,742
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased............               --
Payable for policy-related transactions............          323,639
                                                        ------------
   Total liabilities...............................          323,639
                                                        ------------
NET ASSETS.........................................     $184,719,103
                                                        ============

NET ASSETS:
Accumulation Units.................................     $184,664,315
Accumulation non unitized..........................               --
Retained by AXA Equitable in Separate Account FP...           54,788
                                                        ------------
TOTAL NET ASSETS...................................     $184,719,103
                                                        ============

Investments in shares of The Trusts, at cost.......     $167,047,906
The Trusts shares held
   Class A.........................................        8,549,618
   Class B.........................................        3,367,952
   Class III.......................................               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/BLACKROCK                     EQ/CALVERT  EQ/CAPITAL
                                                    BASIC VALUE  EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN     EQ/COMMON
                                                      EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*    STOCK INDEX*
                                                    ------------ ------------------ ------------ ----------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value. $166,213,506    $11,986,855       $742,288   $83,005,956 $1,275,249,818
Receivable for The Trusts shares sold..............    1,022,179             --            902       111,088            226
Receivable for policy-related transactions.........           --            782             --            --      1,974,963
                                                    ------------    -----------       --------   ----------- --------------
   Total assets....................................  167,235,685     11,987,637        743,190    83,117,044  1,277,225,007
                                                    ------------    -----------       --------   ----------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............           --            782             --            --      1,989,666
Payable for policy-related transactions............    1,022,179             --            902       111,088      1,086,137
                                                    ------------    -----------       --------   ----------- --------------
   Total liabilities...............................    1,022,179            782            902       111,088      3,075,803
                                                    ------------    -----------       --------   ----------- --------------
NET ASSETS......................................... $166,213,506    $11,986,855       $742,288   $83,005,956 $1,274,149,204
                                                    ============    ===========       ========   =========== ==============

NET ASSETS:
Accumulation Units................................. $166,171,078    $11,986,453       $669,827   $82,932,086 $1,270,626,660
Accumulation non unitized..........................           --             --             --            --      3,497,483
Retained by AXA Equitable in Separate Account FP...       42,428            402         72,461        73,870         25,061
                                                    ------------    -----------       --------   ----------- --------------
TOTAL NET ASSETS................................... $166,213,506    $11,986,855       $742,288   $83,005,956 $1,274,149,204
                                                    ============    ===========       ========   =========== ==============

Investments in shares of The Trusts, at cost....... $173,432,421    $11,166,381       $667,360   $84,982,719 $1,493,544,309
The Trusts shares held
   Class A.........................................    2,110,552        817,358         18,141       817,986     71,463,286
   Class B.........................................   10,598,612      1,514,961         84,933     5,799,305      8,609,043

                                                    EQ/CORE BOND
                                                       INDEX*
                                                    ------------
ASSETS:
Investments in shares of The Trusts, at fair value. $54,179,826
Receivable for The Trusts shares sold..............          --
Receivable for policy-related transactions.........      26,951
                                                    -----------
   Total assets....................................  54,206,777
                                                    -----------

LIABILITIES:
Payable for The Trusts shares purchased............      26,951
Payable for policy-related transactions............          --
                                                    -----------
   Total liabilities...............................      26,951
                                                    -----------
NET ASSETS......................................... $54,179,826
                                                    ===========

NET ASSETS:
Accumulation Units................................. $54,163,064
Accumulation non unitized..........................          --
Retained by AXA Equitable in Separate Account FP...      16,762
                                                    -----------
TOTAL NET ASSETS................................... $54,179,826
                                                    ===========

Investments in shares of The Trusts, at cost....... $54,795,922
The Trusts shares held
   Class A.........................................   3,550,746
   Class B.........................................   1,874,099

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                 EQ/GAMCO
                                                    EQ/EQUITY 500  EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL
                                                       INDEX*     GROWTH PLUS* ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                    ------------- ------------ ------------- -------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $498,190,447  $ 97,351,545  $12,391,344   $89,818,717   $23,626,594
Receivable for The Trusts shares sold..............    2,361,856       168,487           --       122,160            --
Receivable for policy-related transactions.........       29,915            --        2,676            --         5,361
                                                    ------------  ------------  -----------   -----------   -----------
   Total assets....................................  500,582,218    97,520,032   12,394,020    89,940,877    23,631,955
                                                    ------------  ------------  -----------   -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --            --        2,676            --         5,361
Payable for policy-related transactions............    2,362,089       168,644           --       122,160            --
                                                    ------------  ------------  -----------   -----------   -----------
   Total liabilities...............................    2,362,089       168,644        2,676       122,160         5,361
                                                    ------------  ------------  -----------   -----------   -----------
NET ASSETS......................................... $498,220,129  $ 97,351,388  $12,391,344   $89,818,717   $23,626,594
                                                    ============  ============  ===========   ===========   ===========

NET ASSETS:
Accumulation Units................................. $497,787,637  $ 97,302,295  $12,390,792   $89,818,000   $23,625,735
Accumulation non unitized..........................      303,699            --           --            --            --
Retained by AXA Equitable in Separate Account FP...      128,793        49,093          552           717           859
                                                    ------------  ------------  -----------   -----------   -----------
TOTAL NET ASSETS................................... $498,220,129  $ 97,351,388  $12,391,344   $89,818,717   $23,626,594
                                                    ============  ============  ===========   ===========   ===========

Investments in shares of The Trusts, at cost....... $497,957,494  $101,963,957  $12,370,523   $78,883,142   $23,455,993
The Trusts shares held
   Class A.........................................   18,125,148     1,997,026       75,604        90,970     1,510,711
   Class B.........................................    4,625,910     4,958,102      944,032     2,319,094       845,784

                                                    EQ/GLOBAL MULTI-
                                                     SECTOR EQUITY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $165,256,529
Receivable for The Trusts shares sold..............        307,897
Receivable for policy-related transactions.........             --
                                                      ------------
   Total assets....................................    165,564,426
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --
Payable for policy-related transactions............        307,992
                                                      ------------
   Total liabilities...............................        307,992
                                                      ------------
NET ASSETS.........................................   $165,256,434
                                                      ============

NET ASSETS:
Accumulation Units.................................   $165,186,715
Accumulation non unitized..........................             --
Retained by AXA Equitable in Separate Account FP...         69,719
                                                      ------------
TOTAL NET ASSETS...................................   $165,256,434
                                                      ============

Investments in shares of The Trusts, at cost.......   $198,990,010
The Trusts shares held
   Class A.........................................      2,893,965
   Class B.........................................     12,525,356

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/INTERMEDIATE
                                                      GOVERNMENT    EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                      BOND INDEX*      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                    --------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $100,787,486     $26,857,725      $319,743,063     $ 92,003,117
Receivable for The Trusts shares sold..............            15              --           784,469           78,243
Receivable for policy-related transactions.........     1,814,765          70,600            21,682               --
                                                     ------------     -----------      ------------     ------------
   Total assets....................................   102,602,266      26,928,325       320,549,214       92,081,360
                                                     ------------     -----------      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............     1,814,765          70,600                --               --
Payable for policy-related transactions............        23,617              --           784,521           78,444
                                                     ------------     -----------      ------------     ------------
   Total liabilities...............................     1,838,382          70,600           784,521           78,444
                                                     ------------     -----------      ------------     ------------
NET ASSETS.........................................  $100,763,884     $26,857,725      $319,764,693     $ 92,002,916
                                                     ============     ===========      ============     ============

NET ASSETS:
Accumulation Units.................................  $100,425,572     $26,826,318      $319,201,512     $ 91,937,224
Accumulation non unitized..........................       256,321              --           381,674               --
Retained by AXA Equitable in Separate Account FP...        81,991          31,407           181,507           65,692
                                                     ------------     -----------      ------------     ------------
TOTAL NET ASSETS...................................  $100,763,884     $26,857,725      $319,764,693     $ 92,002,916
                                                     ============     ===========      ============     ============

Investments in shares of The Trusts, at cost.......  $ 96,865,019     $30,044,919      $427,177,763     $116,740,262
The Trusts shares held
   Class A.........................................     7,533,238         668,415        37,846,385        1,809,863
   Class B.........................................     2,207,475       2,808,234         6,064,273        7,795,471

                                                     EQ/JPMORGAN
                                                        VALUE      EQ/LARGE CAP
                                                    OPPORTUNITIES*  CORE PLUS*
                                                    -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $22,420,620    $7,400,939
Receivable for The Trusts shares sold..............           --         1,119
Receivable for policy-related transactions.........        2,374            --
                                                     -----------    ----------
   Total assets....................................   22,422,994     7,402,058
                                                     -----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased............        2,374            --
Payable for policy-related transactions............           --         1,119
                                                     -----------    ----------
   Total liabilities...............................        2,374         1,119
                                                     -----------    ----------
NET ASSETS.........................................  $22,420,620    $7,400,939
                                                     ===========    ==========

NET ASSETS:
Accumulation Units.................................  $22,364,375    $7,352,766
Accumulation non unitized..........................           --            --
Retained by AXA Equitable in Separate Account FP...       56,245        48,173
                                                     -----------    ----------
TOTAL NET ASSETS...................................  $22,420,620    $7,400,939
                                                     ===========    ==========

Investments in shares of The Trusts, at cost.......  $25,776,989    $8,365,727
The Trusts shares held
   Class A.........................................      158,238       119,597
   Class B.........................................    2,285,992     1,001,859

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT
                                                    GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*
                                                    ------------- ------------ ------------ ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $99,374,450  $115,657,447  $9,884,431  $311,870,894   $15,942,570
Receivable for The Trusts shares sold..............      348,808            --       8,740       144,402       182,554
Receivable for policy-related transactions.........           --        23,078          --        26,491            --
                                                     -----------  ------------  ----------  ------------   -----------
   Total assets....................................   99,723,258   115,680,525   9,893,171   312,041,787    16,125,124
                                                     -----------  ------------  ----------  ------------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --        19,233          --            --            --
Payable for policy-related transactions............      348,882            --       8,818       144,537       182,554
                                                     -----------  ------------  ----------  ------------   -----------
   Total liabilities...............................      348,882        19,233       8,818       144,537       182,554
                                                     -----------  ------------  ----------  ------------   -----------
NET ASSETS.........................................  $99,374,376  $115,661,292  $9,884,353  $311,897,250   $15,942,570
                                                     ===========  ============  ==========  ============   ===========

NET ASSETS:
Accumulation Units.................................  $99,338,901  $115,596,809  $9,876,094  $311,648,681   $15,942,521
Accumulation non unitized..........................           --            --          --        91,101            --
Retained by AXA Equitable in Separate Account FP...       35,475        64,483       8,259       157,468            49
                                                     -----------  ------------  ----------  ------------   -----------
TOTAL NET ASSETS...................................  $99,374,376  $115,661,292  $9,884,353  $311,897,250   $15,942,570
                                                     ===========  ============  ==========  ============   ===========

Investments in shares of The Trusts, at cost.......  $82,825,019  $ 98,576,338  $9,565,877  $436,001,231   $16,031,697
The Trusts shares held
   Class A.........................................    1,166,137       407,444   1,142,209    22,743,683     1,083,243
   Class B.........................................   10,264,097     6,829,339     772,266     9,930,669       369,333

                                                       EQ/MFS
                                                    INTERNATIONAL
                                                       GROWTH*
                                                    -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $26,742,204
Receivable for The Trusts shares sold..............           --
Receivable for policy-related transactions.........        6,025
                                                     -----------
   Total assets....................................   26,748,229
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............        6,025
Payable for policy-related transactions............           --
                                                     -----------
   Total liabilities...............................        6,025
                                                     -----------
NET ASSETS.........................................  $26,742,204
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $26,742,085
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...          119
                                                     -----------
TOTAL NET ASSETS...................................  $26,742,204
                                                     ===========

Investments in shares of The Trusts, at cost.......  $26,850,810
The Trusts shares held
   Class A.........................................           --
   Class B.........................................    4,785,205

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                EQ/MONTAG &
                                                                      EQ/MID CAP     EQ/MONEY    CALDWELL   EQ/MORGAN STANLEY
                                                    EQ/MID CAP INDEX* VALUE PLUS*    MARKET*      GROWTH*    MID CAP GROWTH*
                                                    ----------------- ------------ ------------ ----------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $83,438,800    $174,829,297 $240,059,745 $24,967,274    $51,371,478
Receivable for The Trusts shares sold..............         87,732         146,811           44      44,879             --
Receivable for policy-related transactions.........             --              --      885,174          --        115,959
                                                       -----------    ------------ ------------ -----------    -----------
   Total assets....................................     83,526,532     174,976,108  240,944,963  25,012,153     51,487,437
                                                       -----------    ------------ ------------ -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --              --    4,059,874          --        115,959
Payable for policy-related transactions............         87,732         147,051      177,880      44,879             --
                                                       -----------    ------------ ------------ -----------    -----------
   Total liabilities...............................         87,732         147,051    4,237,754      44,879        115,959
                                                       -----------    ------------ ------------ -----------    -----------
NET ASSETS.........................................    $83,438,800    $174,829,057 $236,707,209 $24,967,274    $51,371,478
                                                       ===========    ============ ============ ===========    ===========

NET ASSETS:
Accumulation Units.................................    $83,371,603    $174,745,379 $235,963,715 $24,966,764    $51,371,269
Accumulation non unitized..........................             --              --      657,302          --             --
Retained by AXA Equitable in Separate Account FP...         67,197          83,678       86,192         510            209
                                                       -----------    ------------ ------------ -----------    -----------
TOTAL NET ASSETS...................................    $83,438,800    $174,829,057 $236,707,209 $24,967,274    $51,371,478
                                                       ===========    ============ ============ ===========    ===========

Investments in shares of The Trusts, at cost.......    $91,533,997    $169,621,549 $240,069,582 $22,192,658    $51,487,957
The Trusts shares held
   Class A.........................................      2,601,031      18,532,457  176,252,497   2,332,607      2,351,798
   Class B.........................................      7,726,146         888,238   63,718,514   1,658,196      1,156,189

                                                    EQ/PIMCO ULTRA
                                                     SHORT BOND*
                                                    --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $43,948,690
Receivable for The Trusts shares sold..............        1,068
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   43,949,758
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............        1,068
                                                     -----------
   Total liabilities...............................        1,068
                                                     -----------
NET ASSETS.........................................  $43,948,690
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $43,946,746
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...        1,944
                                                     -----------
TOTAL NET ASSETS...................................  $43,948,690
                                                     ===========

Investments in shares of The Trusts, at cost.......  $44,335,947
The Trusts shares held
   Class A.........................................    2,636,208
   Class B.........................................    1,812,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/VAN KAMPEN
                                                    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*     COMSTOCK*
                                                    ----------- -------------- ---------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value. $79,950,580  $53,571,732     $33,611,857     $4,901,271    $5,418,701
Receivable for The Trusts shares sold..............      57,372      130,110          32,988            355            --
Receivable for policy-related transactions.........      11,437           --              --             --           872
                                                    -----------  -----------     -----------     ----------    ----------
   Total assets....................................  80,019,389   53,701,842      33,644,845      4,901,626     5,419,573
                                                    -----------  -----------     -----------     ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --           --              --             --           872
Payable for policy-related transactions............      57,368      130,110          34,054            355            --
                                                    -----------  -----------     -----------     ----------    ----------
   Total liabilities...............................      57,368      130,110          34,054            355           872
                                                    -----------  -----------     -----------     ----------    ----------
NET ASSETS......................................... $79,962,021  $53,571,732     $33,610,791     $4,901,271    $5,418,701
                                                    ===========  ===========     ===========     ==========    ==========

NET ASSETS:
Accumulation Units................................. $79,695,281  $53,513,064     $33,547,326     $4,901,196    $5,418,422
Accumulation non unitized..........................      68,617           --              --             --            --
Retained by AXA Equitable in Separate Account FP...     198,123       58,668          63,465             75           279
                                                    -----------  -----------     -----------     ----------    ----------
TOTAL NET ASSETS................................... $79,962,021  $53,571,732     $33,610,791     $4,901,271    $5,418,701
                                                    ===========  ===========     ===========     ==========    ==========

Investments in shares of The Trusts, at cost....... $88,117,108  $55,153,603     $31,008,557     $4,958,772    $5,165,337
The Trusts shares held
   Class A.........................................   6,482,875    4,462,321          33,776             --       273,632
   Class B.........................................   2,999,742    1,443,291       1,632,237        854,408       313,882

                                                    EQ/WELLS FARGO
                                                    OMEGA GROWTH*
                                                    --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $63,693,170
Receivable for The Trusts shares sold..............      963,998
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   64,657,168
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............      963,998
                                                     -----------
   Total liabilities...............................      963,998
                                                     -----------
NET ASSETS.........................................  $63,693,170
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $63,664,239
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...       28,931
                                                     -----------
TOTAL NET ASSETS...................................  $63,693,170
                                                     ===========

Investments in shares of The Trusts, at cost.......  $65,038,345
The Trusts shares held
   Class A.........................................      704,252
   Class B.........................................    6,001,601

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011



                                                    FIDELITY(R) VIP  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                     ASSET MANAGER:   CONTRAFUND(R)   EQUITY-INCOME  GROWTH & INCOME
                                                    GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    ---------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,265,508      $30,841,046      $917,502       $1,562,979
Receivable for The Trusts shares sold..............            --        1,019,464        18,567           19,478
Receivable for policy-related transactions.........         5,766               --            --               --
                                                       ----------      -----------      --------       ----------
   Total assets....................................     1,271,274       31,860,510       936,069        1,582,457
                                                       ----------      -----------      --------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         5,766               --            --               --
Payable for policy-related transactions............            --        1,019,464        18,567           19,478
                                                       ----------      -----------      --------       ----------
   Total liabilities...............................         5,766        1,019,464        18,567           19,478
                                                       ----------      -----------      --------       ----------
NET ASSETS.........................................    $1,265,508      $30,841,046      $917,502       $1,562,979
                                                       ==========      ===========      ========       ==========

NET ASSETS:
Accumulation Units.................................    $1,264,860      $30,836,816      $914,563       $1,562,816
Accumulation non unitized..........................            --               --            --               --
Retained by AXA Equitable in Separate Account FP...           648            4,230         2,939              163
                                                       ----------      -----------      --------       ----------
TOTAL NET ASSETS...................................    $1,265,508      $30,841,046      $917,502       $1,562,979
                                                       ==========      ===========      ========       ==========

Investments in shares of The Trusts, at cost.......    $1,378,681      $31,448,772      $906,166       $1,558,334
The Trusts shares held
   Service Class 2.................................        95,872        1,362,237        49,837          126,148

                                                                    FIDELITY(R) VIP
                                                    FIDELITY(R) VIP   INVESTMENT
                                                      HIGH INCOME     GRADE BOND
                                                       PORTFOLIO       PORTFOLIO
                                                    --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $ 9,679,544     $12,644,744
Receivable for The Trusts shares sold..............       716,297         520,085
Receivable for policy-related transactions.........            --              --
                                                      -----------     -----------
   Total assets....................................    10,395,841      13,164,829
                                                      -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --              --
Payable for policy-related transactions............       716,297         520,085
                                                      -----------     -----------
   Total liabilities...............................       716,297         520,085
                                                      -----------     -----------
NET ASSETS.........................................   $ 9,679,544     $12,644,744
                                                      ===========     ===========

NET ASSETS:
Accumulation Units.................................   $ 9,679,065     $12,644,491
Accumulation non unitized..........................            --              --
Retained by AXA Equitable in Separate Account FP...           479             253
                                                      -----------     -----------
TOTAL NET ASSETS...................................   $ 9,679,544     $12,644,744
                                                      ===========     ===========

Investments in shares of The Trusts, at cost.......   $10,247,420     $12,968,656
The Trusts shares held
   Service Class 2.................................     1,840,218         994,084

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                        MID CAP      MONEY MARKET        VALUE      VALUE STRATEGIES
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    --------------- --------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $27,710,227     $  756,179       $559,292         $313,908
Receivable for The Trusts shares sold..............       551,769        415,171          7,856           61,508
Receivable for policy-related transactions.........            --             --             --               --
                                                      -----------     ----------       --------         --------
   Total assets....................................    28,261,996      1,171,350        567,148          375,416
                                                      -----------     ----------       --------         --------

LIABILITIES:
Payable for The Trusts shares purchased............            --             --             --               --
Payable for policy-related transactions............       551,769        415,171          7,856           61,508
                                                      -----------     ----------       --------         --------
   Total liabilities...............................       551,769        415,171          7,856           61,508
                                                      -----------     ----------       --------         --------
NET ASSETS.........................................   $27,710,227     $  756,179       $559,292         $313,908
                                                      ===========     ==========       ========         ========

NET ASSETS:
Accumulation Units.................................   $27,700,859     $  756,074       $551,339         $313,777
Accumulation non unitized..........................            --             --             --               --
Retained by AXA Equitable in Separate Account FP...         9,368            105          7,953              131
                                                      -----------     ----------       --------         --------
TOTAL NET ASSETS...................................   $27,710,227     $  756,179       $559,292         $313,908
                                                      ===========     ==========       ========         ========

Investments in shares of The Trusts, at cost.......   $28,790,853     $  756,179       $554,947         $325,483
The Trusts shares held
   Class 2.........................................            --             --             --               --
   Service Class 2.................................       969,567        756,179         53,165           35,550

                                                    FRANKLIN RISING FRANKLIN SMALL
                                                       DIVIDENDS       CAP VALUE
                                                    SECURITIES FUND SECURITIES FUND
                                                    --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $19,522,255     $1,979,885
Receivable for The Trusts shares sold..............            --          6,730
Receivable for policy-related transactions.........       123,906             --
                                                      -----------     ----------
   Total assets....................................    19,646,161      1,986,615
                                                      -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............       123,906             --
Payable for policy-related transactions............            --          6,730
                                                      -----------     ----------
   Total liabilities...............................       123,906          6,730
                                                      -----------     ----------
NET ASSETS.........................................   $19,522,255     $1,979,885
                                                      ===========     ==========

NET ASSETS:
Accumulation Units.................................   $19,522,251     $1,979,873
Accumulation non unitized..........................            --             --
Retained by AXA Equitable in Separate Account FP...             4             12
                                                      -----------     ----------
TOTAL NET ASSETS...................................   $19,522,255     $1,979,885
                                                      ===========     ==========

Investments in shares of The Trusts, at cost.......   $18,810,487     $2,027,092
The Trusts shares held
   Class 2.........................................       993,499        127,488
   Service Class 2.................................            --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                        FRANKLIN     GOLDMAN SACHS INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                    STRATEGIC INCOME  VIT MID CAP    DIVIDEND   GLOBAL REAL  INTERNATIONAL
                                                    SECURITIES FUND   VALUE FUND   GROWTH FUND  ESTATE FUND   GROWTH FUND
                                                    ---------------- ------------- ------------ ------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $11,041,213     $4,945,856     $103,343    $7,531,573   $12,157,549
Receivable for The Trusts shares sold..............            --             --           --            --       231,453
Receivable for policy-related transactions.........        36,943            868        8,236        35,688            --
                                                      -----------     ----------     --------    ----------   -----------
   Total assets....................................    11,078,156      4,946,724      111,579     7,567,261    12,389,002
                                                      -----------     ----------     --------    ----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        36,943            567        8,227        35,624            --
Payable for policy-related transactions............            --             --           --            --       231,453
                                                      -----------     ----------     --------    ----------   -----------
   Total liabilities...............................        36,943            567        8,227        35,624       231,453
                                                      -----------     ----------     --------    ----------   -----------
NET ASSETS.........................................   $11,041,213     $4,946,157     $103,352    $7,531,637   $12,157,549
                                                      ===========     ==========     ========    ==========   ===========

NET ASSETS:
Accumulation Units.................................   $11,040,831     $4,946,157     $103,352    $7,531,637   $12,157,156
Accumulation non unitized..........................            --             --           --            --            --
Retained by AXA Equitable in Separate Account FP...           382             --           --            --           393
                                                      -----------     ----------     --------    ----------   -----------
TOTAL NET ASSETS...................................   $11,041,213     $4,946,157     $103,352    $7,531,637   $12,157,549
                                                      ===========     ==========     ========    ==========   ===========

Investments in shares of The Trusts, at cost.......   $11,380,925     $5,170,575     $ 99,527    $8,303,436   $13,045,223
The Trusts shares held
   Class 2.........................................       899,854                                        --            --
   Series II.......................................            --             --        7,382       634,505       466,164
   Service Shares..................................            --        377,258           --            --            --

                                                    INVESCO V.I.
                                                    MID CAP CORE
                                                    EQUITY FUND
                                                    ------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,429,714
Receivable for The Trusts shares sold..............         409
Receivable for policy-related transactions.........          --
                                                     ----------
   Total assets....................................   2,430,123
                                                     ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --
Payable for policy-related transactions............         395
                                                     ----------
   Total liabilities...............................         395
                                                     ----------
NET ASSETS.........................................  $2,429,728
                                                     ==========

NET ASSETS:
Accumulation Units.................................  $2,429,728
Accumulation non unitized..........................          --
Retained by AXA Equitable in Separate Account FP...          --
                                                     ----------
TOTAL NET ASSETS...................................  $2,429,728
                                                     ==========

Investments in shares of The Trusts, at cost.......  $2,613,637
The Trusts shares held
   Class 2.........................................          --
   Series II.......................................     211,832
   Service Shares..................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.   IVY FUNDS              IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                     SMALL CAP   VIP DIVIDEND  IVY FUNDS   VIP MID     VIP SCIENCE   VIP SMALL
                                                    EQUITY FUND  OPPORTUNITIES VIP ENERGY CAP GROWTH  AND TECHNOLOGY CAP GROWTH
                                                    ------------ ------------- ---------- ----------- -------------- ----------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,700,939   $1,525,140   $7,654,713 $10,979,537   $4,353,336   $4,083,482
Receivable for The Trusts shares sold..............       1,328           77           --      58,562       67,461        2,683
Receivable for policy-related transactions.........          --           --        9,638          --           --           --
                                                     ----------   ----------   ---------- -----------   ----------   ----------
   Total assets....................................   2,702,267    1,525,217    7,664,351  11,038,099    4,420,797    4,086,165
                                                     ----------   ----------   ---------- -----------   ----------   ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --           --        9,555          --           --           --
Payable for policy-related transactions............       1,299           77           --      58,455       67,460        2,604
                                                     ----------   ----------   ---------- -----------   ----------   ----------
   Total liabilities...............................       1,299           77        9,555      58,455       67,460        2,604
                                                     ----------   ----------   ---------- -----------   ----------   ----------
NET ASSETS.........................................  $2,700,968   $1,525,140   $7,654,796 $10,979,644   $4,353,337   $4,083,561
                                                     ==========   ==========   ========== ===========   ==========   ==========

NET ASSETS:
Accumulation Units.................................  $2,700,968   $1,525,140   $7,654,796 $10,979,644   $4,353,337   $4,083,561
Accumulation non unitized..........................          --           --           --          --           --           --
Retained by AXA Equitable in Separate Account FP...          --           --           --          --           --           --
                                                     ----------   ----------   ---------- -----------   ----------   ----------
TOTAL NET ASSETS...................................  $2,700,968   $1,525,140   $7,654,796 $10,979,644   $4,353,337   $4,083,561
                                                     ==========   ==========   ========== ===========   ==========   ==========

Investments in shares of The Trusts, at cost.......  $2,886,660   $1,612,097   $8,468,329 $11,285,992   $4,962,439   $4,620,108
The Trusts shares held
   Common Shares...................................          --      235,579    1,316,577   1,312,118      285,525      437,129
   Series II.......................................     167,656           --           --          --           --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    LAZARD RETIREMENT                      MFS(R) INVESTORS
                                                    EMERGING MARKETS  MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS
                                                    EQUITY PORTFOLIO    VALUE PORTFOLIO         SERIES        TRUST SERIES
                                                    ----------------- -------------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $32,660,477        $23,500,487          $819,412         $193,396
Receivable for The Trusts shares sold..............         18,495            700,909                --                2
Receivable for policy-related transactions.........             --                 --            10,643               --
                                                       -----------        -----------          --------         --------
   Total assets....................................     32,678,972         24,201,396           830,055          193,398
                                                       -----------        -----------          --------         --------

LIABILITIES:
Payable for The Trusts shares purchased............             --                 --            10,631               --
Payable for policy-related transactions............         18,495            700,909                --               --
                                                       -----------        -----------          --------         --------
   Total liabilities...............................         18,495            700,909            10,631               --
                                                       -----------        -----------          --------         --------
NET ASSETS.........................................    $32,660,477        $23,500,487          $819,424         $193,398
                                                       ===========        ===========          ========         ========

NET ASSETS:
Accumulation Units.................................    $32,645,898        $23,500,105          $819,424         $193,398
Accumulation non unitized..........................             --                 --                --               --
Retained by AXA Equitable in Separate Account FP...         14,579                382                --               --
                                                       -----------        -----------          --------         --------
TOTAL NET ASSETS...................................    $32,660,477        $23,500,487          $819,424         $193,398
                                                       ===========        ===========          ========         ========

Investments in shares of The Trusts, at cost.......    $38,376,036        $24,467,041          $818,436         $196,049
The Trusts shares held
   Class A.........................................             --                 --                --               --
   Class B.........................................             --                 --                --               --
   Service Class...................................             --          1,567,744            76,083           10,015
   Service Shares..................................      1,745,616                 --                --               --

                                                    MFS(R) UTILITIES    MULTIMANAGER
                                                         SERIES      AGGRESSIVE EQUITY*
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $700,357        $324,091,717
Receivable for The Trusts shares sold..............        5,022             150,365
Receivable for policy-related transactions.........           --                  --
                                                        --------        ------------
   Total assets....................................      705,379         324,242,082
                                                        --------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............           --                  --
Payable for policy-related transactions............        5,022             229,165
                                                        --------        ------------
   Total liabilities...............................        5,022             229,165
                                                        --------        ------------
NET ASSETS.........................................     $700,357        $324,012,917
                                                        ========        ============

NET ASSETS:
Accumulation Units.................................     $700,354        $323,292,435
Accumulation non unitized..........................           --             504,552
Retained by AXA Equitable in Separate Account FP...            3             215,930
                                                        --------        ------------
TOTAL NET ASSETS...................................     $700,357        $324,012,917
                                                        ========        ============

Investments in shares of The Trusts, at cost.......     $700,106        $308,101,478
The Trusts shares held
   Class A.........................................           --          11,875,138
   Class B.........................................           --             797,598
   Service Class...................................       27,219                  --
   Service Shares..................................           --                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                 MULTIMANAGER   MULTIMANAGER
                                                    MULTIMANAGER INTERNATIONAL LARGE CAP CORE   MULTIMANAGER    MULTIMANAGER
                                                     CORE BOND*     EQUITY*       EQUITY*     LARGE CAP VALUE* MID CAP GROWTH*
                                                    ------------ ------------- -------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $89,995,525   $38,791,100    $7,888,134     $27,326,053      $25,155,027
Receivable for The Trusts shares sold..............          --        16,201        30,735          43,576           11,692
Receivable for policy-related transactions.........      15,299            --            --              --               --
                                                    -----------   -----------    ----------     -----------      -----------
   Total assets....................................  90,010,824    38,807,301     7,918,869      27,369,629       25,166,719
                                                    -----------   -----------    ----------     -----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,658            --            --              --               --
Payable for policy-related transactions............          --        16,201        30,735          43,576           11,692
                                                    -----------   -----------    ----------     -----------      -----------
   Total liabilities...............................      15,658        16,201        30,735          43,576           11,692
                                                    -----------   -----------    ----------     -----------      -----------
NET ASSETS......................................... $89,995,166   $38,791,100    $7,888,134     $27,326,053      $25,155,027
                                                    ===========   ===========    ==========     ===========      ===========

NET ASSETS:
Accumulation Units................................. $89,982,763   $38,752,366    $7,876,615     $27,282,012      $25,110,539
Accumulation non unitized..........................          --            --            --              --               --
Retained by AXA Equitable in Separate Account FP...      12,403        38,734        11,519          44,041           44,488
                                                    -----------   -----------    ----------     -----------      -----------
TOTAL NET ASSETS................................... $89,995,166   $38,791,100    $7,888,134     $27,326,053      $25,155,027
                                                    ===========   ===========    ==========     ===========      ===========

Investments in shares of The Trusts, at cost....... $89,637,550   $50,248,971    $8,312,385     $27,949,683      $23,290,048
The Trusts shares held
   Class A.........................................   2,463,477     1,258,177       344,644         992,829        1,065,120
   Class B.........................................   6,146,586     3,119,222       495,492       1,997,685        1,940,069

                                                     MULTIMANAGER
                                                    MID CAP VALUE*
                                                    --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $43,389,012
Receivable for The Trusts shares sold..............      117,173
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   43,506,185
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............      117,173
                                                     -----------
   Total liabilities...............................      117,173
                                                     -----------
NET ASSETS.........................................  $43,389,012
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $43,239,254
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...      149,758
                                                     -----------
TOTAL NET ASSETS...................................  $43,389,012
                                                     ===========

Investments in shares of The Trusts, at cost.......  $42,019,331
The Trusts shares held
   Class A.........................................    1,094,511
   Class B.........................................    3,955,938

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       MULTIMANAGER      MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                    MULTI-SECTOR BOND* SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                    ------------------ ----------------- ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $112,140,019       $7,065,530       $25,222,477    $71,832,199
Receivable for The Trusts shares sold..............         175,441           24,012             4,577             --
Receivable for policy-related transactions.........              --               --                --        342,848
                                                       ------------       ----------       -----------    -----------
   Total assets....................................     112,315,460        7,089,542        25,227,054     72,175,047
                                                       ------------       ----------       -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............              --               --                --        342,848
Payable for policy-related transactions............         193,958           24,012             4,577             --
                                                       ------------       ----------       -----------    -----------
   Total liabilities...............................         193,958           24,012             4,577        342,848
                                                       ------------       ----------       -----------    -----------
NET ASSETS.........................................    $112,121,502       $7,065,530       $25,222,477    $71,832,199
                                                       ============       ==========       ===========    ===========

NET ASSETS:
Accumulation Units.................................    $111,470,189       $7,064,542       $25,181,927    $71,744,649
Accumulation non unitized..........................         601,258               --                --             --
Retained by AXA Equitable in Separate Account FP...          50,055              988            40,550         87,550
                                                       ------------       ----------       -----------    -----------
TOTAL NET ASSETS...................................    $112,121,502       $7,065,530       $25,222,477    $71,832,199
                                                       ============       ==========       ===========    ===========

Investments in shares of The Trusts, at cost.......    $131,197,970       $7,243,771       $27,567,165    $62,162,483
The Trusts shares held
   Class A.........................................      24,153,398               --         1,163,828        979,141
   Class B.........................................       4,444,367          949,253         1,407,229      4,887,678
   Class 2.........................................              --               --                --             --
   Class II........................................              --               --                --             --

                                                     MUTUAL SHARES  NATURAL RESOURCES
                                                    SECURITIES FUND     PORTFOLIO
                                                    --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $8,046,218       $24,331,558
Receivable for The Trusts shares sold..............       84,234            80,307
Receivable for policy-related transactions.........           --                --
                                                      ----------       -----------
   Total assets....................................    8,130,452        24,411,865
                                                      ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --                --
Payable for policy-related transactions............       84,234            80,307
                                                      ----------       -----------
   Total liabilities...............................       84,234            80,307
                                                      ----------       -----------
NET ASSETS.........................................   $8,046,218       $24,331,558
                                                      ==========       ===========

NET ASSETS:
Accumulation Units.................................   $8,045,683       $24,330,250
Accumulation non unitized..........................           --                --
Retained by AXA Equitable in Separate Account FP...          535             1,308
                                                      ----------       -----------
TOTAL NET ASSETS...................................   $8,046,218       $24,331,558
                                                      ==========       ===========

Investments in shares of The Trusts, at cost.......   $8,065,971       $26,174,707
The Trusts shares held
   Class A.........................................           --                --
   Class B.........................................           --                --
   Class 2.........................................      523,161                --
   Class II........................................           --           642,163

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                        PIMCO VARIABLE     PIMCO VARIABLE  PIMCO VARIABLE
                                                       INSURANCE TRUST     INSURANCE TRUST INSURANCE TRUST T. ROWE PRICE
                                                    COMMODITYREALRETURN(R)   REAL RETURN    TOTAL RETURN   EQUITY INCOME
                                                      STRATEGY PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO - II
                                                    ---------------------- --------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $7,845,721         $26,875,811     $54,787,462     $9,413,422
Receivable for The Trusts shares sold..............               --             390,025       1,755,477          2,172
Receivable for policy-related transactions.........           39,468                  --              --             --
                                                          ----------         -----------     -----------     ----------
   Total assets....................................        7,885,189          27,265,836      56,542,939      9,415,594
                                                          ----------         -----------     -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............           39,391                  --              --             --
Payable for policy-related transactions............               --             390,025       1,755,477          2,172
                                                          ----------         -----------     -----------     ----------
   Total liabilities...............................           39,391             390,025       1,755,477          2,172
                                                          ----------         -----------     -----------     ----------
NET ASSETS.........................................       $7,845,798         $26,875,811     $54,787,462     $9,413,422
                                                          ==========         ===========     ===========     ==========

NET ASSETS:
Accumulation Units.................................       $7,845,798         $26,875,317     $54,786,173     $9,413,059
Accumulation non unitized..........................               --                  --              --             --
Retained by AXA Equitable in Separate Account FP...               --                 494           1,289            363
                                                          ----------         -----------     -----------     ----------
TOTAL NET ASSETS...................................       $7,845,798         $26,875,811     $54,787,462     $9,413,422
                                                          ==========         ===========     ===========     ==========

Investments in shares of The Trusts, at cost.......       $9,329,264         $26,680,018     $56,027,927     $9,405,572
The Trusts shares held
   Class B.........................................               --                  --              --             --
   Advisor Share Class.............................        1,079,191           1,926,581       4,971,639             --
   Class II........................................               --                  --              --        485,979

                                                     T. ROWE PRICE
                                                    HEALTH SCIENCES TARGET 2015
                                                       PORTFOLIO    ALLOCATION*
                                                    --------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.   $2,213,145    $3,122,753
Receivable for The Trusts shares sold..............       31,564        59,872
Receivable for policy-related transactions.........           --            --
                                                      ----------    ----------
   Total assets....................................    2,244,709     3,182,625
                                                      ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased............           --            --
Payable for policy-related transactions............       31,564        59,872
                                                      ----------    ----------
   Total liabilities...............................       31,564        59,872
                                                      ----------    ----------
NET ASSETS.........................................   $2,213,145    $3,122,753
                                                      ==========    ==========

NET ASSETS:
Accumulation Units.................................   $2,212,796    $3,122,730
Accumulation non unitized..........................           --            --
Retained by AXA Equitable in Separate Account FP...          349            23
                                                      ----------    ----------
TOTAL NET ASSETS...................................   $2,213,145    $3,122,753
                                                      ==========    ==========

Investments in shares of The Trusts, at cost.......   $2,095,478    $3,298,300
The Trusts shares held
   Class B.........................................           --       367,059
   Advisor Share Class.............................           --            --
   Class II........................................      137,891            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                            TEMPLETON         TEMPLETON
                                                    TARGET 2025 TARGET 2035 TARGET 2045 DEVELOPING MARKETS   GLOBAL BOND
                                                    ALLOCATION* ALLOCATION* ALLOCATION*  SECURITIES FUND   SECURITIES FUND
                                                    ----------- ----------- ----------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $5,145,177  $7,179,971  $1,147,565      $7,494,012       $56,997,510
Receivable for The Trusts shares sold..............    242,173     194,436       3,028              --           542,052
Receivable for policy-related transactions.........         --          --          --          53,272                --
                                                    ----------  ----------  ----------      ----------       -----------
   Total assets....................................  5,387,350   7,374,407   1,150,593       7,547,284        57,539,562
                                                    ----------  ----------  ----------      ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............         --          --          --          53,181                --
Payable for policy-related transactions............    242,173     194,436       3,017              --           542,052
                                                    ----------  ----------  ----------      ----------       -----------
   Total liabilities...............................    242,173     194,436       3,017          53,181           542,052
                                                    ----------  ----------  ----------      ----------       -----------
NET ASSETS......................................... $5,145,177  $7,179,971  $1,147,576      $7,494,103       $56,997,510
                                                    ==========  ==========  ==========      ==========       ===========

NET ASSETS:
Accumulation Units................................. $5,145,143  $7,179,971  $1,147,576      $7,494,103       $56,997,160
Accumulation non unitized..........................         --          --          --              --                --
Retained by AXA Equitable in Separate Account FP...         34          --          --              --               350
                                                    ----------  ----------  ----------      ----------       -----------
TOTAL NET ASSETS................................... $5,145,177  $7,179,971  $1,147,576      $7,494,103       $56,997,510
                                                    ==========  ==========  ==========      ==========       ===========

Investments in shares of The Trusts, at cost....... $5,459,606  $7,562,304  $1,244,006      $8,628,587       $61,132,848
The Trusts shares held
   Class B.........................................    612,845     866,886     145,879              --                --
   Class 2.........................................         --          --          --         795,543         3,140,359

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                          VANGUARD VARIABLE
                                                    TEMPLETON GROWTH VAN ECK VIP GLOBAL    INSURANCE FUND -
                                                    SECURITIES FUND   HARD ASSETS FUND  EQUITY INDEX PORTFOLIO
                                                    ---------------- ------------------ ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,007,805       $ 9,923,450           $3,542,651
Receivable for The Trusts shares sold..............           212                --                   59
Receivable for policy-related transactions.........            --            19,371                   --
                                                       ----------       -----------           ----------
   Total assets....................................     1,008,017         9,942,821            3,542,710
                                                       ----------       -----------           ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --            19,371                   --
Payable for policy-related transactions............           203                --                   59
                                                       ----------       -----------           ----------
   Total liabilities...............................           203            19,371                   59
                                                       ----------       -----------           ----------
NET ASSETS.........................................    $1,007,814       $ 9,923,450           $3,542,651
                                                       ==========       ===========           ==========

NET ASSETS:
Accumulation Units.................................    $1,007,814       $ 9,923,054           $3,536,930
Accumulation non unitized..........................            --                --                   --
Retained by AXA Equitable in Separate Account FP...            --               396                5,721
                                                       ----------       -----------           ----------
TOTAL NET ASSETS...................................    $1,007,814       $ 9,923,450           $3,542,651
                                                       ==========       ===========           ==========

Investments in shares of The Trusts, at cost.......    $1,106,674       $11,573,627           $3,346,322
The Trusts shares held
   Class 2.........................................        99,684                --                   --
   Class S.........................................            --           329,683                   --
   Investor Share Class............................            --                --              155,039

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                        -------- --------------- ---------- -----------
ALL ASSET ALLOCATION...................  0.00%         B          $104.30         30
ALL ASSET ALLOCATION...................  0.60%         B          $103.24         21
ALL ASSET ALLOCATION...................  0.80%         B          $102.89         --
ALL ASSET ALLOCATION...................  0.90%         B          $102.72          3

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $ 10.58          3
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $105.82        116
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.60%      CLASS II      $104.75         29
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $104.22          2

AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 13.77         14
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 82.61          6
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $136.84        186
AXA AGGRESSIVE ALLOCATION..............  0.60%         A          $130.21        243
AXA AGGRESSIVE ALLOCATION..............  0.80%         A          $128.06          1
AXA AGGRESSIVE ALLOCATION..............  0.90%         A          $127.00         14
AXA AGGRESSIVE ALLOCATION..............  0.00%         B          $134.06        336
AXA AGGRESSIVE ALLOCATION..............  0.60%         B          $127.57         78
AXA AGGRESSIVE ALLOCATION..............  0.90%         B          $124.42         --

AXA BALANCED STRATEGY..................  0.00%         B          $109.29         44

AXA CONSERVATIVE ALLOCATION............  0.00%         A          $ 12.45         32
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $111.68          3
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $136.63         56
AXA CONSERVATIVE ALLOCATION............  0.60%         A          $130.01        137
AXA CONSERVATIVE ALLOCATION............  0.80%         A          $127.87         --
AXA CONSERVATIVE ALLOCATION............  0.90%         A          $126.81         24
AXA CONSERVATIVE ALLOCATION............  0.00%         B          $133.84         45
AXA CONSERVATIVE ALLOCATION............  0.60%         B          $127.36         27
AXA CONSERVATIVE ALLOCATION............  0.90%         B          $124.22         --

AXA CONSERVATIVE GROWTH STRATEGY.......  0.00%         B          $109.24         10

AXA CONSERVATIVE STRATEGY..............  0.00%         B          $108.93          8

AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $ 12.84         20
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $103.25         --
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $135.93         60
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         A          $129.34         87
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.80%         A          $127.21          1
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.90%         A          $126.16          6
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         B          $133.16         69
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         B          $126.71         32
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.90%         B          $123.59         --

AXA GROWTH STRATEGY....................  0.00%         B          $109.32         68

AXA MODERATE ALLOCATION................  0.00%         A          $ 13.05         58
AXA MODERATE ALLOCATION................  0.00%         A          $ 98.18         30
AXA MODERATE ALLOCATION................  0.00%         A          $281.06        337
AXA MODERATE ALLOCATION................  0.60%         A          $620.36      1,175
AXA MODERATE ALLOCATION................  0.80%         A          $201.52         17
AXA MODERATE ALLOCATION................  0.90%         A          $255.59        287

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $138.38       481
AXA MODERATE ALLOCATION...............  0.60%          B         $130.99       565
AXA MODERATE ALLOCATION...............  0.90%          B         $137.73        --

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $109.35       183

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 13.42        63
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 90.86        18
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $141.57       602
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $134.72       693
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $132.50         5
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $131.40       112
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $138.68       934
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $131.97       312
AXA MODERATE-PLUS ALLOCATION..........  0.90%          B         $128.72        --

AXA TACTICAL MANAGER 2000.............  0.00%          B         $ 94.60         4
AXA TACTICAL MANAGER 2000.............  0.60%          B         $ 93.64         6
AXA TACTICAL MANAGER 2000.............  0.80%          B         $ 93.32        --
AXA TACTICAL MANAGER 2000.............  0.90%          B         $ 93.16        --

AXA TACTICAL MANAGER 400..............  0.00%          B         $ 98.14         5
AXA TACTICAL MANAGER 400..............  0.60%          B         $ 97.14        11
AXA TACTICAL MANAGER 400..............  0.80%          B         $ 96.81        --
AXA TACTICAL MANAGER 400..............  0.90%          B         $ 96.65         9

AXA TACTICAL MANAGER 500..............  0.00%          B         $100.10         6
AXA TACTICAL MANAGER 500..............  0.60%          B         $ 99.09         6
AXA TACTICAL MANAGER 500..............  0.80%          B         $ 98.75        --
AXA TACTICAL MANAGER 500..............  0.90%          B         $ 98.58        --

AXA TACTICAL MANAGER INTERNATIONAL....  0.00%          B         $ 88.18         5
AXA TACTICAL MANAGER INTERNATIONAL....  0.60%          B         $ 87.28        12
AXA TACTICAL MANAGER INTERNATIONAL....  0.80%          B         $ 86.99        --
AXA TACTICAL MANAGER INTERNATIONAL....  0.90%          B         $ 86.84        --

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 10.29        29
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $102.85        65

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $ 18.94        13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $249.07       186
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          A         $228.02       337
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.80%          A         $221.38         5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.90%          A         $218.13        43
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          B         $204.44        22
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          B         $168.98       272
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.90%          B         $162.25        --

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 14.61        60
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $136.51         9
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $190.61       127
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          A         $181.40         7
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          B         $250.90       158
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $150.22        39
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $229.70       367
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.80%          B         $223.02         4
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.90%          B         $219.75        36

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A         $ 86.51          2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A         $ 84.10         43
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A         $ 83.30         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A         $ 82.91          5
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B         $119.20         56
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B         $ 83.11         14
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $ 81.94         --

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A         $144.65         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B         $ 90.62          3
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B         $ 84.11          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B         $ 82.03         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B         $ 81.02         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A         $ 15.90          7
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A         $137.72          3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A         $187.09         47
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A         $121.59          8
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B         $142.14         53
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B         $131.97        451
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B         $128.73          4
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $127.14         40

EQ/COMMON STOCK INDEX............  0.00%          A         $ 15.11          7
EQ/COMMON STOCK INDEX............  0.00%          A         $311.78        509
EQ/COMMON STOCK INDEX............  0.60%          A         $810.79      1,101
EQ/COMMON STOCK INDEX............  0.80%          A         $196.27         50
EQ/COMMON STOCK INDEX............  0.90%          A         $334.99        216
EQ/COMMON STOCK INDEX............  0.00%          B         $ 97.37        148
EQ/COMMON STOCK INDEX............  0.60%          B         $108.76      1,122
EQ/COMMON STOCK INDEX............  0.90%          B         $104.43         --

EQ/CORE BOND INDEX...............  0.00%          A         $127.85        146
EQ/CORE BOND INDEX...............  0.00%          A         $133.62         11
EQ/CORE BOND INDEX...............  0.60%          A         $129.04          5
EQ/CORE BOND INDEX...............  0.60%          A         $154.27         83
EQ/CORE BOND INDEX...............  0.80%          A         $123.24         --
EQ/CORE BOND INDEX...............  0.90%          A         $122.00         15
EQ/CORE BOND INDEX...............  0.00%          B         $132.84         49
EQ/CORE BOND INDEX...............  0.60%          B         $150.75         14
EQ/CORE BOND INDEX...............  0.60%          B         $153.36         66
EQ/CORE BOND INDEX...............  0.90%          B         $147.26         --

EQ/EQUITY 500 INDEX..............  0.00%          A         $ 14.64         38
EQ/EQUITY 500 INDEX..............  0.00%          A         $352.17        402
EQ/EQUITY 500 INDEX..............  0.60%          A         $319.65        681
EQ/EQUITY 500 INDEX..............  0.80%          A         $217.20         14
EQ/EQUITY 500 INDEX..............  0.90%          A         $302.87        112
EQ/EQUITY 500 INDEX..............  0.00%          B         $106.60        251
EQ/EQUITY 500 INDEX..............  0.60%          B         $102.10        726
EQ/EQUITY 500 INDEX..............  0.90%          B         $112.80         --

EQ/EQUITY GROWTH PLUS............  0.00%          A         $ 13.57         --
EQ/EQUITY GROWTH PLUS............  0.00%          A         $131.14          8
EQ/EQUITY GROWTH PLUS............  0.00%          A         $163.00        156
EQ/EQUITY GROWTH PLUS............  0.60%          A         $155.12         10

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                       -------- --------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.................  0.00%          B         $155.08       108
EQ/EQUITY GROWTH PLUS.................  0.60%          B         $145.81       334
EQ/EQUITY GROWTH PLUS.................  0.80%          B         $142.83         2
EQ/EQUITY GROWTH PLUS.................  0.90%          B         $141.36        25

EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          A         $ 10.70         1
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          A         $107.04         8
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          B         $110.11        18
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          B         $137.34        19
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.60%          B         $107.04        57
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.80%          B         $106.04        --
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.90%          B         $105.54         7

EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          A         $ 10.98        17
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          A         $109.85        29
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          B         $126.19        19
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          B         $193.20       200
EQ/GAMCO SMALL COMPANY VALUE..........  0.60%          B         $122.68       340
EQ/GAMCO SMALL COMPANY VALUE..........  0.80%          B         $121.52         1
EQ/GAMCO SMALL COMPANY VALUE..........  0.90%          B         $120.95        29

EQ/GLOBAL BOND PLUS...................  0.00%          A         $ 12.23         3
EQ/GLOBAL BOND PLUS...................  0.00%          A         $139.82        46
EQ/GLOBAL BOND PLUS...................  0.60%          A         $127.30        58
EQ/GLOBAL BOND PLUS...................  0.80%          A         $126.10        --
EQ/GLOBAL BOND PLUS...................  0.90%          A         $125.50        10
EQ/GLOBAL BOND PLUS...................  0.00%          B         $133.23        36
EQ/GLOBAL BOND PLUS...................  0.60%          B         $125.78        29
EQ/GLOBAL BOND PLUS...................  0.90%          B         $124.01        --

EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          A         $ 15.57        16
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          A         $220.29        21
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          A         $354.68        74
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          B         $190.16       201
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.60%          B         $174.41       483
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.60%          B         $236.47        21
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.80%          B         $169.43         4
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.90%          B         $167.00        37

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          A         $ 11.07        14
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          A         $230.94       157
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.60%          A         $255.10       141
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.80%          A         $181.92         2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.90%          A         $206.79        24
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          B         $121.71         2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          B         $165.83        12
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.60%          B         $153.66       133
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.90%          B         $151.15        --

EQ/INTERNATIONAL CORE PLUS............  0.00%          A         $179.36        26
EQ/INTERNATIONAL CORE PLUS............  0.60%          A         $132.79         4
EQ/INTERNATIONAL CORE PLUS............  0.00%          B         $116.22        74
EQ/INTERNATIONAL CORE PLUS............  0.60%          B         $107.56       115
EQ/INTERNATIONAL CORE PLUS............  0.80%          B         $105.23        --
EQ/INTERNATIONAL CORE PLUS............  0.90%          B         $103.62         7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $ 12.53          7
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $145.10        368
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          A         $131.19      1,542
EQ/INTERNATIONAL EQUITY INDEX...  0.80%          A         $107.48         13
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $124.71        148
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          B         $ 99.06         80
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          B         $ 97.43        366
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $ 91.81         --

EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $ 12.50         13
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $134.02          8
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $170.66         91
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          A         $124.85          4
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          B         $124.75        155
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $124.88          7
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $127.51        385
EQ/INTERNATIONAL VALUE PLUS.....  0.80%          B         $112.95          3
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $122.43         41

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $ 14.45          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $126.17          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $164.36          8
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          B         $153.55         31
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $ 98.65         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $140.57         91
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $136.48          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $134.48         14

EQ/LARGE CAP CORE PLUS..........  0.00%          A         $ 13.98         --
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $130.09         --
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $156.86          5
EQ/LARGE CAP CORE PLUS..........  0.60%          A         $112.68         --
EQ/LARGE CAP CORE PLUS..........  0.00%          B         $101.00         15
EQ/LARGE CAP CORE PLUS..........  0.60%          B         $ 93.64         52
EQ/LARGE CAP CORE PLUS..........  0.80%          B         $ 91.30         --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $ 90.15          2

EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $ 17.13          4
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $153.02          3
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $183.95         52
EQ/LARGE CAP GROWTH INDEX.......  0.60%          A         $126.23          1
EQ/LARGE CAP GROWTH INDEX.......  0.00%          B         $ 91.54        144
EQ/LARGE CAP GROWTH INDEX.......  0.60%          B         $ 84.87        848
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $ 82.74          8
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 81.70         40

EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $ 14.86          1
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $145.46         --
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $191.46         32
EQ/LARGE CAP GROWTH PLUS........  0.60%          A         $121.88          4
EQ/LARGE CAP GROWTH PLUS........  0.00%          B         $182.73         80
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $ 96.12         52
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $167.29        493
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $162.42          7
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $160.04         36

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                               -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX......  0.00%          A         $ 54.88         37
EQ/LARGE CAP VALUE INDEX......  0.60%          A         $ 53.35         44
EQ/LARGE CAP VALUE INDEX......  0.80%          A         $ 52.85         --
EQ/LARGE CAP VALUE INDEX......  0.90%          A         $ 52.60         29
EQ/LARGE CAP VALUE INDEX......  0.00%          B         $ 63.23         42
EQ/LARGE CAP VALUE INDEX......  0.60%          B         $ 52.74         25
EQ/LARGE CAP VALUE INDEX......  0.90%          B         $ 51.99         --

EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $ 12.90         --
EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $108.95          5
EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $111.06        177
EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $147.05        276
EQ/LARGE CAP VALUE PLUS.......  0.60%          A         $104.59         16
EQ/LARGE CAP VALUE PLUS.......  0.60%          A         $119.41      1,111
EQ/LARGE CAP VALUE PLUS.......  0.80%          A         $100.56         26
EQ/LARGE CAP VALUE PLUS.......  0.90%          A         $114.66        169
EQ/LARGE CAP VALUE PLUS.......  0.00%          B         $109.62         63
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $101.22          8
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $117.86        737
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $113.17         --

EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $  9.54          7
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $ 95.03         78
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          A         $ 92.38         42
EQ/LORD ABBETT LARGE CAP CORE.  0.80%          A         $ 91.51         --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          A         $ 91.08          6
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          B         $120.07         20
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          B         $ 91.29         18
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          B         $ 90.01         --

EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $ 89.29         61
EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $142.49         43
EQ/MFS INTERNATIONAL GROWTH...  0.60%          B         $ 86.80        152
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $ 85.98         --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $ 85.58         22

EQ/MID CAP INDEX..............  0.00%          A         $ 17.57          9
EQ/MID CAP INDEX..............  0.00%          A         $135.85          2
EQ/MID CAP INDEX..............  0.00%          A         $201.02        100
EQ/MID CAP INDEX..............  0.60%          A         $142.05          4
EQ/MID CAP INDEX..............  0.00%          B         $128.40         94
EQ/MID CAP INDEX..............  0.60%          B         $119.94        395
EQ/MID CAP INDEX..............  0.80%          B         $117.23          2
EQ/MID CAP INDEX..............  0.90%          B         $115.90         21

EQ/MID CAP VALUE PLUS.........  0.00%          A         $ 15.69          8
EQ/MID CAP VALUE PLUS.........  0.00%          A         $139.34          6
EQ/MID CAP VALUE PLUS.........  0.00%          A         $180.13         55
EQ/MID CAP VALUE PLUS.........  0.00%          A         $193.51        174
EQ/MID CAP VALUE PLUS.........  0.60%          A         $138.00         10
EQ/MID CAP VALUE PLUS.........  0.60%          A         $160.20         40
EQ/MID CAP VALUE PLUS.........  0.60%          A         $164.91        645
EQ/MID CAP VALUE PLUS.........  0.80%          A         $160.11          6
EQ/MID CAP VALUE PLUS.........  0.90%          A         $124.38         --
EQ/MID CAP VALUE PLUS.........  0.90%          A         $157.76         47

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............  0.00%          B         $179.36        44

EQ/MONEY MARKET..................  0.00%          A         $ 10.04       434
EQ/MONEY MARKET..................  0.00%          A         $172.07       364
EQ/MONEY MARKET..................  0.60%          A         $248.84       408
EQ/MONEY MARKET..................  0.80%          A         $141.11         3
EQ/MONEY MARKET..................  0.90%          A         $156.48        42
EQ/MONEY MARKET..................  0.00%          B         $131.49       219
EQ/MONEY MARKET..................  0.60%          B         $127.45       274
EQ/MONEY MARKET..................  0.90%          B         $122.38        --

EQ/MONTAG & CALDWELL GROWTH......  0.00%          A         $ 10.75        12
EQ/MONTAG & CALDWELL GROWTH......  0.00%          A         $114.55        30
EQ/MONTAG & CALDWELL GROWTH......  0.60%          A         $111.36        93
EQ/MONTAG & CALDWELL GROWTH......  0.80%          A         $110.31        --
EQ/MONTAG & CALDWELL GROWTH......  0.90%          A         $109.79         6
EQ/MONTAG & CALDWELL GROWTH......  0.00%          B         $139.87        53
EQ/MONTAG & CALDWELL GROWTH......  0.60%          B         $110.07        27
EQ/MONTAG & CALDWELL GROWTH......  0.90%          B         $108.52        --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $116.57        89
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $113.32       193
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $112.25         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $111.72        20
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $168.71        50
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $111.99        75
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          B         $110.41        --

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $114.24        86
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $101.10         6
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $111.05       124
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $110.01         1
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $109.49        16
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $117.01        84
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $110.40        73
EQ/PIMCO ULTRA SHORT BOND........  0.90%          B         $108.84        --

EQ/QUALITY BOND PLUS.............  0.00%          A         $ 11.72        14
EQ/QUALITY BOND PLUS.............  0.00%          A         $242.15        65
EQ/QUALITY BOND PLUS.............  0.60%          A         $204.67       162
EQ/QUALITY BOND PLUS.............  0.80%          A         $187.62         2
EQ/QUALITY BOND PLUS.............  0.90%          A         $193.69        27
EQ/QUALITY BOND PLUS.............  0.00%          B         $163.40        24
EQ/QUALITY BOND PLUS.............  0.60%          B         $151.17       141
EQ/QUALITY BOND PLUS.............  0.90%          B         $147.68        --

EQ/SMALL COMPANY INDEX...........  0.00%          A         $ 15.94        19
EQ/SMALL COMPANY INDEX...........  0.00%          A         $ 94.66         2
EQ/SMALL COMPANY INDEX...........  0.00%          A         $236.45        86
EQ/SMALL COMPANY INDEX...........  0.60%          A         $153.87        17
EQ/SMALL COMPANY INDEX...........  0.60%          A         $198.49        77
EQ/SMALL COMPANY INDEX...........  0.80%          A         $193.94        --
EQ/SMALL COMPANY INDEX...........  0.90%          A         $192.25         9
EQ/SMALL COMPANY INDEX...........  0.00%          B         $171.66        41
EQ/SMALL COMPANY INDEX...........  0.60%          B         $172.75         1
EQ/SMALL COMPANY INDEX...........  0.60%          B         $174.99        34

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                 -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $168.03        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 16.62         6
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 95.68         4
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 95.88        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $ 93.12         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $ 94.50        20
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $112.33        64
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $ 91.97       246
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $ 91.13         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $ 90.72        12

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $ 83.73         1
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $120.36        20
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $ 81.39        28
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $ 80.63        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $ 80.25         2

EQ/VAN KAMPEN COMSTOCK..........................  0.00%          A         $ 85.37         9
EQ/VAN KAMPEN COMSTOCK..........................  0.60%          A         $ 82.99        20
EQ/VAN KAMPEN COMSTOCK..........................  0.80%          A         $ 82.21        --
EQ/VAN KAMPEN COMSTOCK..........................  0.90%          A         $ 81.82         1
EQ/VAN KAMPEN COMSTOCK..........................  0.00%          B         $108.72        22
EQ/VAN KAMPEN COMSTOCK..........................  0.60%          B         $ 82.01         6
EQ/VAN KAMPEN COMSTOCK..........................  0.90%          B         $ 80.86        --

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 15.96        19
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $150.25         6
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $211.82        27
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $121.20       221
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $109.04       263
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $109.76         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $104.97        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $108.41        12

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 14.66         4
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $151.59         8

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 15.69        31
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $103.79        38
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $196.85        85
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $102.74        91
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $102.22         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 14.99        15
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $159.32         4

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $ 14.68         7
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $106.03         4
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $144.04         3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.60%   SERVICE CLASS 2  $104.95         5
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.80%   SERVICE CLASS 2  $104.60        --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.90%   SERVICE CLASS 2  $104.42        --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $ 17.73        12
FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $184.40        51

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                 -------- --------------- ---------- -----------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 13.77        24
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $151.24        81

FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $ 16.67        17
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $101.04        19
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $265.62        85
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.60%   SERVICE CLASS 2  $100.02        27
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.90%   SERVICE CLASS 2  $ 99.51         1

FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $ 10.03        23
FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $100.26         5

FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 16.78         2
FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $151.87         3

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $ 18.88        --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $193.57         2

FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.00%       CLASS 2      $114.98        50
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.60%       CLASS 2      $113.81       116
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.80%       CLASS 2      $113.43        --
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.90%       CLASS 2      $113.23         5

FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $ 10.28         3
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $102.79         7
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.60%       CLASS 2      $101.75        11
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.80%       CLASS 2      $101.41        --
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.90%       CLASS 2      $101.23         1

FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.00%       CLASS 2      $107.95        39
FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.60%       CLASS 2      $106.85        57
FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.80%       CLASS 2      $106.49        --
FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.90%       CLASS 2      $106.31         7

GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.00%   SERVICE SHARES   $101.32        14
GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.60%   SERVICE SHARES   $100.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.80%   SERVICE SHARES   $ 99.95        --
GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.90%   SERVICE SHARES   $ 99.78         1

INVESCO V.I. DIVIDEND GROWTH FUND...............  0.00%      SERIES II     $  9.23         3
INVESCO V.I. DIVIDEND GROWTH FUND...............  0.00%      SERIES II     $ 92.29         1

INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.00%      SERIES II     $ 10.40         4
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.00%      SERIES II     $104.03        37
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.60%      SERIES II     $102.98        30
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.80%      SERIES II     $102.63        --
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.90%      SERIES II     $102.45         5

INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.00%      SERIES II     $ 10.27        11
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.00%      SERIES II     $102.69        55
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.60%      SERIES II     $101.65        61
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.80%      SERIES II     $101.31        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.90%      SERIES II     $101.13         2

INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.00%      SERIES II     $  9.83        --
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.00%      SERIES II     $ 98.30        16
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.60%      SERIES II     $ 97.30         9
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.80%      SERIES II     $ 96.97        --
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.90%      SERIES II     $ 96.81        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                     -------- --------------- ---------- -----------
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 10.84         3
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $108.41         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $107.31        15
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $106.95        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $106.77         1

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 10.20        23
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $101.99        13

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 10.41        16
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $104.08        25
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $103.03        45
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $102.68        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $102.50         3

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 11.51         5
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $115.13        39
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $113.97        55
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $113.58        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $113.39         2

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $  9.97         5
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 99.70        43

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 10.15         3
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $101.49        17
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $100.46        22
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $ 99.95         1

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  9.35         9
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 93.47       176
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.60%   SERVICE SHARES   $ 92.52       164
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $ 92.21        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $ 92.05        10

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $ 10.50        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $104.96       154
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.60%   SERVICE CLASS    $103.89        66
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $103.36         3

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.00%   SERVICE CLASS    $106.19         1
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.60%   SERVICE CLASS    $105.12         6
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $104.76        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $104.58        --

MFS(R) INVESTORS TRUST SERIES.......................  0.00%   SERVICE CLASS    $100.25         1
MFS(R) INVESTORS TRUST SERIES.......................  0.60%   SERVICE CLASS    $ 99.23         1
MFS(R) INVESTORS TRUST SERIES.......................  0.80%   SERVICE CLASS    $ 98.89        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $ 98.72        --

MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $ 11.86        15
MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $118.63         4

MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 15.44         5
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 87.39         2
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $160.75       232
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         A          $124.65         6

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....  0.60%          A         $633.09       386
MULTIMANAGER AGGRESSIVE EQUITY.....  0.80%          A         $ 93.13        25
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $167.18       108
MULTIMANAGER AGGRESSIVE EQUITY.....  0.00%          B         $ 81.90        49
MULTIMANAGER AGGRESSIVE EQUITY.....  0.60%          B         $ 76.23       210
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          B         $ 73.19        --

MULTIMANAGER CORE BOND.............  0.00%          A         $ 12.68         8
MULTIMANAGER CORE BOND.............  0.00%          A         $149.62         5
MULTIMANAGER CORE BOND.............  0.00%          A         $158.35       151
MULTIMANAGER CORE BOND.............  0.60%          A         $157.25         6
MULTIMANAGER CORE BOND.............  0.00%          B         $163.14        90
MULTIMANAGER CORE BOND.............  0.60%          B         $153.61       293
MULTIMANAGER CORE BOND.............  0.80%          B         $150.55         1
MULTIMANAGER CORE BOND.............  0.90%          B         $149.04        30

MULTIMANAGER INTERNATIONAL EQUITY..  0.00%          A         $169.26        64
MULTIMANAGER INTERNATIONAL EQUITY..  0.60%          A         $120.32         3
MULTIMANAGER INTERNATIONAL EQUITY..  0.00%          B         $158.89        27
MULTIMANAGER INTERNATIONAL EQUITY..  0.60%          B         $115.43       188
MULTIMANAGER INTERNATIONAL EQUITY..  0.80%          B         $148.19        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.90%          B         $112.00        14

MULTIMANAGER LARGE CAP CORE EQUITY.  0.00%          A         $160.15        20
MULTIMANAGER LARGE CAP CORE EQUITY.  0.60%          A         $111.54        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.00%          B         $142.67         9
MULTIMANAGER LARGE CAP CORE EQUITY.  0.60%          B         $108.03        29
MULTIMANAGER LARGE CAP CORE EQUITY.  0.80%          B         $133.05        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $104.81         2

MULTIMANAGER LARGE CAP VALUE.......  0.00%          A         $175.62        48
MULTIMANAGER LARGE CAP VALUE.......  0.60%          A         $125.29         5
MULTIMANAGER LARGE CAP VALUE.......  0.00%          B         $158.87        23
MULTIMANAGER LARGE CAP VALUE.......  0.60%          B         $123.19       111
MULTIMANAGER LARGE CAP VALUE.......  0.80%          B         $148.16        --
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $119.52         7

MULTIMANAGER MID CAP GROWTH........  0.00%          A         $214.65        42
MULTIMANAGER MID CAP GROWTH........  0.60%          A         $123.55         1
MULTIMANAGER MID CAP GROWTH........  0.00%          B         $189.57        10
MULTIMANAGER MID CAP GROWTH........  0.60%          B         $115.24       110
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $176.80        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $111.81        13

MULTIMANAGER MID CAP VALUE.........  0.00%          A         $ 17.05         8
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $149.98         4
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $227.83        38
MULTIMANAGER MID CAP VALUE.........  0.60%          A         $142.45         2
MULTIMANAGER MID CAP VALUE.........  0.00%          B         $149.25        40
MULTIMANAGER MID CAP VALUE.........  0.60%          B         $140.53       183
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $137.73         1
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $136.35        14

MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $ 13.20         7
MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $214.82       141
MULTIMANAGER MULTI-SECTOR BOND.....  0.60%          A         $369.26       153

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                       -------- --------------- ---------- -----------
MULTIMANAGER MULTI-SECTOR BOND........................  0.80%          A         $147.15         5
MULTIMANAGER MULTI-SECTOR BOND........................  0.90%          A         $219.78        29
MULTIMANAGER MULTI-SECTOR BOND........................  0.00%          B         $129.77        30
MULTIMANAGER MULTI-SECTOR BOND........................  0.60%          B         $103.85       130
MULTIMANAGER MULTI-SECTOR BOND........................  0.90%          B         $ 99.72        --

MULTIMANAGER SMALL CAP GROWTH.........................  0.00%          B         $ 80.69         1
MULTIMANAGER SMALL CAP GROWTH.........................  0.00%          B         $118.32        42
MULTIMANAGER SMALL CAP GROWTH.........................  0.60%          B         $ 78.47        24
MULTIMANAGER SMALL CAP GROWTH.........................  0.80%          B         $ 77.75        --
MULTIMANAGER SMALL CAP GROWTH.........................  0.90%          B         $ 77.38         1

MULTIMANAGER SMALL CAP VALUE..........................  0.00%          A         $175.84        60
MULTIMANAGER SMALL CAP VALUE..........................  0.60%          A         $167.33         5
MULTIMANAGER SMALL CAP VALUE..........................  0.00%          B         $184.48        11
MULTIMANAGER SMALL CAP VALUE..........................  0.60%          B         $166.90         4
MULTIMANAGER SMALL CAP VALUE..........................  0.60%          B         $171.42        61
MULTIMANAGER SMALL CAP VALUE..........................  0.80%          B         $167.04        --
MULTIMANAGER SMALL CAP VALUE..........................  0.90%          B         $164.59        --
MULTIMANAGER SMALL CAP VALUE..........................  0.90%          B         $164.97         4

MULTIMANAGER TECHNOLOGY...............................  0.00%          A         $ 17.98        --
MULTIMANAGER TECHNOLOGY...............................  0.00%          A         $251.38        47
MULTIMANAGER TECHNOLOGY...............................  0.60%          A         $132.40         4
MULTIMANAGER TECHNOLOGY...............................  0.00%          B         $204.36        50
MULTIMANAGER TECHNOLOGY...............................  0.60%          B         $118.61       398
MULTIMANAGER TECHNOLOGY...............................  0.80%          B         $190.59         1
MULTIMANAGER TECHNOLOGY...............................  0.90%          B         $115.08        16

MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $ 10.19         4
MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $101.93        54
MUTUAL SHARES SECURITIES FUND.........................  0.60%       CLASS 2      $100.89        24
MUTUAL SHARES SECURITIES FUND.........................  0.80%       CLASS 2      $100.55        --
MUTUAL SHARES SECURITIES FUND.........................  0.90%       CLASS 2      $100.38         1

NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 20.86         3
NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 81.10       299

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.00%    ADVISOR CLASS   $114.84        31
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.60%    ADVISOR CLASS   $113.67        32
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.80%    ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $113.09         6

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $ 11.73        37
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $117.29       152
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.60%    ADVISOR CLASS   $116.10        69
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.80%    ADVISOR CLASS   $115.71        --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.90%    ADVISOR CLASS   $115.51         5
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $ 10.83        28
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $108.31       327
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.60%    ADVISOR CLASS   $107.21       165
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.80%    ADVISOR CLASS   $106.85        --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.90%    ADVISOR CLASS   $106.66        12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                                             UNITS
                                                 CONTRACT                                 OUTSTANDING
                                                 CHARGES*     SHARE CLASS**    UNIT VALUE   (000'S)
                                                 -------- -------------------- ---------- -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.00%         CLASS II        $101.56        24
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.60%         CLASS II        $100.53        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.80%         CLASS II        $100.19        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.90%         CLASS II        $100.02         1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO.........  0.00%         CLASS II        $ 11.76         5
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO.........  0.00%         CLASS II        $117.58        18

TARGET 2015 ALLOCATION..........................  0.00%            B            $ 13.35        --
TARGET 2015 ALLOCATION..........................  0.00%            B            $104.99        30

TARGET 2025 ALLOCATION..........................  0.00%            B            $ 13.64         5
TARGET 2025 ALLOCATION..........................  0.00%            B            $101.46        50

TARGET 2035 ALLOCATION..........................  0.00%            B            $ 13.87         4
TARGET 2035 ALLOCATION..........................  0.00%            B            $ 99.35        72

TARGET 2045 ALLOCATION..........................  0.00%            B            $ 14.03         5
TARGET 2045 ALLOCATION..........................  0.00%            B            $ 96.35        11

TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.00%         CLASS 2         $ 95.62        26
TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.60%         CLASS 2         $ 94.65        41
TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.80%         CLASS 2         $ 94.33        --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.90%         CLASS 2         $ 94.17        12

TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.00%         CLASS 2         $ 10.42         8
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.00%         CLASS 2         $104.25       131
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.60%         CLASS 2         $103.19       411
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.80%         CLASS 2         $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.90%         CLASS 2         $102.67         8

TEMPLETON GROWTH SECURITIES FUND................  0.00%         CLASS 2         $ 97.10         4
TEMPLETON GROWTH SECURITIES FUND................  0.60%         CLASS 2         $ 96.12         6
TEMPLETON GROWTH SECURITIES FUND................  0.80%         CLASS 2         $ 95.79        --
TEMPLETON GROWTH SECURITIES FUND................  0.90%         CLASS 2         $ 95.63        --

VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.00%      CLASS S SHARES     $ 97.60        37
VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.60%      CLASS S SHARES     $ 96.61        61
VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.80%      CLASS S SHARES     $ 96.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.90%      CLASS S SHARES     $ 96.11         4

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO......................................  0.60%   INVESTOR SHARE CLASS  $123.67        29

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                  AMERICAN
                                                                    ALL ASSET  CENTURY VP MID AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION* CAP VALUE FUND  ALLOCATION*    STRATEGY*
                                                                   ----------- -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  80,401   $   178,141    $  1,759,571   $  53,123
  Expenses:
   Less: Asset-based charges......................................     12,781        15,651         306,156          --
                                                                    ---------   -----------    ------------   ---------

NET INVESTMENT INCOME (LOSS)......................................     67,620       162,490       1,453,415      53,123
                                                                    ---------   -----------    ------------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     48,112       188,449      (4,981,530)     11,385
   Realized gain distribution from The Trusts.....................    125,813       317,096       3,106,971      56,988
                                                                    ---------   -----------    ------------   ---------
  Net realized gain (loss)........................................    173,925       505,545      (1,874,559)     68,373
                                                                    ---------   -----------    ------------   ---------

  Change in unrealized appreciation (depreciation) of investments.   (451,235)   (1,105,553)     (9,471,609)   (249,339)
                                                                    ---------   -----------    ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (277,310)     (600,008)    (11,346,168)   (180,966)
                                                                    ---------   -----------    ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(209,690)  $  (437,518)   $ (9,892,753)  $(127,843)
                                                                    =========   ===========    ============   =========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 757,217         $ 13,391
  Expenses:
   Less: Asset-based charges......................................      139,312               --
                                                                      ---------         --------

NET INVESTMENT INCOME (LOSS)......................................      617,905           13,391
                                                                      ---------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (235,280)           5,466
   Realized gain distribution from The Trusts.....................      784,584           15,475
                                                                      ---------         --------
  Net realized gain (loss)........................................      549,304           20,941
                                                                      ---------         --------

  Change in unrealized appreciation (depreciation) of investments.     (613,175)         (51,482)
                                                                      ---------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (63,871)         (30,541)
                                                                      ---------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 554,034         $(17,150)
                                                                      =========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 11,522        $   605,602    $  70,985  $ 18,884,508
  Expenses:
   Less: Asset-based charges......................................           --            108,954           --     6,004,045
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       11,522            496,648       70,985    12,880,463
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:...............
   Realized gain (loss) on investments............................       (1,688)          (141,256)      12,397    (6,525,113)
   Realized gain distribution from The Trusts.....................       10,835            831,222       80,878    26,330,792
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................        9,147            689,966       93,275    19,805,679
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (17,204)        (1,464,065)    (451,069)  (61,782,795)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (8,057)          (774,099)    (357,794)  (41,977,116)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $  3,465        $  (277,451)   $(286,809) $(29,096,653)
                                                                       ========        ===========    =========  ============

                                                                     AXA MODERATE    AXA MODERATE-
                                                                   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   209,457      $  6,016,482
  Expenses:
   Less: Asset-based charges......................................            --         1,042,101
                                                                     -----------      ------------

NET INVESTMENT INCOME (LOSS)......................................       209,457         4,974,381
                                                                     -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:...............
   Realized gain (loss) on investments............................        71,460       (11,711,870)
   Realized gain distribution from The Trusts.....................       244,871         9,982,156
                                                                     -----------      ------------
  Net realized gain (loss)........................................       316,331        (1,729,714)
                                                                     -----------      ------------

  Change in unrealized appreciation (depreciation) of investments.    (1,133,779)      (23,005,579)
                                                                     -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (817,448)      (24,735,293)
                                                                     -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $  (607,991)     $(19,760,912)
                                                                     ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                                            AXA TACTICAL
                                                                   AXA TACTICAL  AXA TACTICAL AXA TACTICAL    MANAGER
                                                                   MANAGER 2000* MANAGER 400* MANAGER 500* INTERNATIONAL*
                                                                   ------------- ------------ ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     210    $     894     $  5,610     $  22,022
  Expenses:
   Less: Asset-based charges......................................       3,200       10,978        3,322         3,031
                                                                     ---------    ---------     --------     ---------

NET INVESTMENT INCOME (LOSS)......................................      (2,990)     (10,084)       2,288        18,991
                                                                     ---------    ---------     --------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         612       12,085       34,338        (9,866)
   Realized gain distribution from The Trusts.....................      19,798       55,286       14,892         7,129
                                                                     ---------    ---------     --------     ---------
  Net realized gain (loss)........................................      20,410       67,371       49,230        (2,737)
                                                                     ---------    ---------     --------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (121,001)    (357,797)     (99,402)     (196,454)
                                                                     ---------    ---------     --------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (100,591)    (290,426)     (50,172)     (199,191)
                                                                     ---------    ---------     --------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(103,581)   $(300,510)    $(47,884)    $(180,200)
                                                                     =========    =========     ========     =========

                                                                   BLACKROCK
                                                                     GLOBAL
                                                                   ALLOCATION EQ/ALLIANCEBERNSTEIN
                                                                   V.I. FUND   SMALL CAP GROWTH*
                                                                   ---------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 207,945      $         --
  Expenses:
   Less: Asset-based charges......................................        --           893,668
                                                                   ---------      ------------

NET INVESTMENT INCOME (LOSS)......................................   207,945          (893,668)
                                                                   ---------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (48,313)        5,457,953
   Realized gain distribution from The Trusts.....................   162,718         7,839,811
                                                                   ---------      ------------
  Net realized gain (loss)........................................   114,405        13,297,764
                                                                   ---------      ------------

  Change in unrealized appreciation (depreciation) of investments.  (791,401)      (13,897,935)
                                                                   ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (676,996)         (600,171)
                                                                   ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(469,051)     $ (1,493,839)
                                                                   =========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                                                                   BASIC VALUE  ADVISORS EQUITY   SOCIALLY    GUARDIAN
                                                                     EQUITY*        INCOME*     RESPONSIBLE* RESEARCH*
                                                                   ------------ --------------- ------------ ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,339,576     $ 253,861      $  3,100   $  663,782
  Expenses:
   Less: Asset-based charges......................................     676,760        33,942         2,053      430,903
                                                                   -----------     ---------      --------   ----------

NET INVESTMENT INCOME (LOSS)......................................   1,662,816       219,919         1,047      232,879
                                                                   -----------     ---------      --------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (205,881)      369,704         9,942      (99,949)
   Realized gain distribution from The Trusts.....................          --            --            --           --
                                                                   -----------     ---------      --------   ----------
  Net realized gain (loss)........................................    (205,881)      369,704         9,942      (99,949)
                                                                   -----------     ---------      --------   ----------

  Change in unrealized appreciation (depreciation) of investments.  (8,200,922)     (551,183)      (12,441)   3,171,368
                                                                   -----------     ---------      --------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (8,406,803)     (181,479)       (2,499)   3,071,419
                                                                   -----------     ---------      --------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(6,743,987)    $  38,440      $ (1,452)  $3,304,298
                                                                   ===========     =========      ========   ==========

                                                                    EQ/COMMON    EQ/CORE BOND
                                                                   STOCK INDEX*     INDEX*
                                                                   ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 19,807,552   $1,107,344
  Expenses:
   Less: Asset-based charges......................................    7,380,440      175,021
                                                                   ------------   ----------

NET INVESTMENT INCOME (LOSS)......................................   12,427,112      932,323
                                                                   ------------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (25,429,885)    (439,439)
   Realized gain distribution from The Trusts.....................           --           --
                                                                   ------------   ----------
  Net realized gain (loss)........................................  (25,429,885)    (439,439)
                                                                   ------------   ----------

  Change in unrealized appreciation (depreciation) of investments.   18,189,546    1,958,498
                                                                   ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (7,240,339)   1,519,059
                                                                   ------------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $  5,186,773   $2,451,382
                                                                   ============   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                EQ/GAMCO
                                                                   EQ/EQUITY 500  EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                                                      INDEX*     GROWTH PLUS* ACQUISITIONS* COMPANY VALUE*
                                                                   ------------- ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 9,134,832  $   354,966    $  25,581    $     76,865
  Expenses:
   Less: Asset-based charges......................................    2,229,475      395,233       41,854         318,918
                                                                    -----------  -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)......................................    6,905,357      (40,267)     (16,273)       (242,053)
                                                                    -----------  -----------    ---------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    3,835,219   (1,243,182)     180,625       7,789,623
   Realized gain distribution from The Trusts.....................           --           --      455,406         987,899
                                                                    -----------  -----------    ---------    ------------
  Net realized gain (loss)........................................    3,835,219   (1,243,182)     636,031       8,777,522
                                                                    -----------  -----------    ---------    ------------

  Change in unrealized appreciation (depreciation) of investments.   (3,450,003)  (5,332,370)    (544,667)    (12,378,086)
                                                                    -----------  -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      385,216   (6,575,552)      91,364      (3,600,564)
                                                                    -----------  -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 7,290,573  $(6,615,819)   $  75,091    $ (3,842,617)
                                                                    ===========  ===========    =========    ============

                                                                   EQ/GLOBAL   EQ/GLOBAL MULTI-
                                                                   BOND PLUS*   SECTOR EQUITY*
                                                                   ----------  ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  831,480    $  3,428,817
  Expenses:
   Less: Asset-based charges......................................     81,417         716,023
                                                                   ----------    ------------

NET INVESTMENT INCOME (LOSS)......................................    750,063       2,712,794
                                                                   ----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    557,665     (11,844,797)
   Realized gain distribution from The Trusts.....................     80,699              --
                                                                   ----------    ------------
  Net realized gain (loss)........................................    638,364     (11,844,797)
                                                                   ----------    ------------

  Change in unrealized appreciation (depreciation) of investments.   (106,388)    (15,125,579)
                                                                   ----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    531,976     (26,970,376)
                                                                   ----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $1,282,039    $(24,257,582)
                                                                   ==========    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/INTERMEDIATE
                                                                     GOVERNMENT    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                     BOND INDEX*      CORE PLUS*     EQUITY INDEX*
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  579,857      $   887,223      $ 11,069,991
  Expenses:
   Less: Asset-based charges......................................      406,127          105,676         1,916,970
                                                                     ----------      -----------      ------------

NET INVESTMENT INCOME (LOSS)......................................      173,730          781,547         9,153,021
                                                                     ----------      -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      425,522          480,501        (5,990,514)
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                     ----------      -----------      ------------
  Net realized gain (loss)........................................      425,522          480,501        (5,990,514)
                                                                     ----------      -----------      ------------

  Change in unrealized appreciation (depreciation) of investments.    4,393,956       (6,969,383)      (49,282,418)
                                                                     ----------      -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    4,819,478       (6,488,882)      (55,272,932)
                                                                     ----------      -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $4,993,208      $(5,707,335)     $(46,119,911)
                                                                     ==========      ===========      ============

                                                                                     EQ/JPMORGAN
                                                                   EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP
                                                                     VALUE PLUS*    OPPORTUNITIES*  CORE PLUS*
                                                                   ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  2,216,921    $   280,412    $  88,130
  Expenses:
   Less: Asset-based charges......................................        438,048        118,563       34,069
                                                                     ------------    -----------    ---------

NET INVESTMENT INCOME (LOSS)......................................      1,778,873        161,849       54,061
                                                                     ------------    -----------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (3,624,881)      (159,703)    (170,906)
   Realized gain distribution from The Trusts.....................             --             --      246,131
                                                                     ------------    -----------    ---------
  Net realized gain (loss)........................................     (3,624,881)      (159,703)      75,225
                                                                     ------------    -----------    ---------

  Change in unrealized appreciation (depreciation) of investments.    (16,789,765)    (1,625,630)    (480,285)
                                                                     ------------    -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (20,414,646)    (1,785,333)    (405,060)
                                                                     ------------    -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $(18,635,773)   $(1,623,484)   $(350,999)
                                                                     ============    ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP
                                                                   GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*
                                                                   ------------- ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   966,461  $   530,573   $ 152,325   $  4,504,112
  Expenses:
   Less: Asset-based charges......................................      490,350      645,356      22,078      1,731,786
                                                                    -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)......................................      476,111     (114,783)    130,247      2,772,326
                                                                    -----------  -----------   ---------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    5,457,929    3,074,211     260,548    (30,710,826)
   Realized gain distribution from The Trusts.....................           --           --          --             --
                                                                    -----------  -----------   ---------   ------------
  Net realized gain (loss)........................................    5,457,929    3,074,211     260,548    (30,710,826)
                                                                    -----------  -----------   ---------   ------------

  Change in unrealized appreciation (depreciation) of investments.   (3,616,157)  (7,389,362)   (222,951)     9,709,243
                                                                    -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,841,772   (4,315,151)     37,597    (21,001,583)
                                                                    -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 2,317,883  $(4,429,934)  $ 167,844   $(18,229,257)
                                                                    ===========  ===========   =========   ============

                                                                   EQ/LORD ABBETT  EQ/MFS INTERNATIONAL
                                                                   LARGE CAP CORE*       GROWTH*
                                                                   --------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   155,108       $   192,194
  Expenses:
   Less: Asset-based charges......................................        44,911           109,340
                                                                     -----------       -----------

NET INVESTMENT INCOME (LOSS)......................................       110,197            82,854
                                                                     -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       802,619         1,157,727
   Realized gain distribution from The Trusts.....................            --           787,052
                                                                     -----------       -----------
  Net realized gain (loss)........................................       802,619         1,944,779
                                                                     -----------       -----------

  Change in unrealized appreciation (depreciation) of investments.    (2,464,397)       (5,306,944)
                                                                     -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,661,778)       (3,362,165)
                                                                     -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,551,581)      $(3,279,311)
                                                                     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                              EQ/MONTAG &
                                                                                      EQ/MID CAP    EQ/MONEY   CALDWELL
                                                                   EQ/MID CAP INDEX*  VALUE PLUS*   MARKET*     GROWTH*
                                                                   ----------------- ------------  ---------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   642,356    $  2,195,599  $  26,882  $   168,408
  Expenses:
   Less: Asset-based charges......................................        346,139         891,006    951,031       93,883
                                                                      -----------    ------------  ---------  -----------

NET INVESTMENT INCOME (LOSS)......................................        296,217       1,304,593   (924,149)      74,525
                                                                      -----------    ------------  ---------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         92,661       8,487,861     40,477    1,705,187
   Realized gain distribution from The Trusts.....................             --              --         --           --
                                                                      -----------    ------------  ---------  -----------
  Net realized gain (loss)........................................         92,661       8,487,861     40,477    1,705,187
                                                                      -----------    ------------  ---------  -----------

  Change in unrealized appreciation (depreciation) of investments.     (2,682,025)    (28,990,184)   (68,461)  (1,049,856)
                                                                      -----------    ------------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (2,589,364)    (20,502,323)   (27,984)     655,331
                                                                      -----------    ------------  ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(2,293,147)   $(19,197,730) $(952,133) $   729,856
                                                                      ===========    ============  =========  ===========

                                                                   EQ/MORGAN STANLEY EQ/PIMCO ULTRA
                                                                    MID CAP GROWTH*   SHORT BOND*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    145,160      $ 293,948
  Expenses:
   Less: Asset-based charges......................................        236,237        166,725
                                                                     ------------      ---------

NET INVESTMENT INCOME (LOSS)......................................        (91,077)       127,223
                                                                     ------------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      5,222,983        (59,070)
   Realized gain distribution from The Trusts.....................      3,956,773             --
                                                                     ------------      ---------
  Net realized gain (loss)........................................      9,179,756        (59,070)
                                                                     ------------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (13,829,947)      (238,495)
                                                                     ------------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (4,650,191)      (297,565)
                                                                     ------------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ (4,741,268)     $(170,342)
                                                                     ============      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH
                                                                    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*
                                                                   -----------  -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,075,063   $   476,771     $        --      $  39,397
  Expenses:
   Less: Asset-based charges......................................     400,008       173,161         155,303         16,271
                                                                   -----------   -----------     -----------      ---------

NET INVESTMENT INCOME (LOSS)......................................   1,675,055       303,610        (155,303)        23,126
                                                                   -----------   -----------     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (2,241,479)     (422,052)      2,593,055        102,567
   Realized gain distribution from The Trusts.....................          --     4,858,291              --             --
                                                                   -----------   -----------     -----------      ---------
  Net realized gain (loss)........................................  (2,241,479)    4,436,239       2,593,055        102,567
                                                                   -----------   -----------     -----------      ---------

  Change in unrealized appreciation (depreciation) of investments.   1,363,118    (7,188,966)     (3,178,512)      (273,800)
                                                                   -----------   -----------     -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (878,361)   (2,752,727)       (585,457)      (171,233)
                                                                   -----------   -----------     -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $   796,694   $(2,449,117)    $  (740,760)     $(148,107)
                                                                   ===========   ===========     ===========      =========

                                                                   EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                     COMSTOCK*   OMEGA GROWTH*
                                                                   ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  74,031    $        --
  Expenses:
   Less: Asset-based charges......................................      11,895        168,866
                                                                     ---------    -----------

NET INVESTMENT INCOME (LOSS)......................................      62,136       (168,866)
                                                                     ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      64,210      2,594,220
   Realized gain distribution from The Trusts.....................          --      1,157,908
                                                                     ---------    -----------
  Net realized gain (loss)........................................      64,210      3,752,128
                                                                     ---------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (225,974)    (8,605,256)
                                                                     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (161,764)    (4,853,128)
                                                                     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ (99,628)   $(5,021,994)
                                                                     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                   ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       GROWTH       CONTRAFUND(R)   EQUITY-INCOME
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  56,932     $    439,744     $   101,202
  Expenses:
   Less: Asset-based charges......................................           --           50,166              --
                                                                      ---------     ------------     -----------

NET INVESTMENT INCOME (LOSS)......................................       56,932          389,578         101,202
                                                                      ---------     ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      258,793        7,637,744         865,441
   Realized gain distribution from The Trusts.....................        8,255               --              --
                                                                      ---------     ------------     -----------
  Net realized gain (loss)........................................      267,048        7,637,744         865,441
                                                                      ---------     ------------     -----------

  Change in unrealized appreciation (depreciation) of investments.     (617,939)     (10,121,277)     (1,013,513)
                                                                      ---------     ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (350,891)      (2,483,533)       (148,072)
                                                                      ---------     ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(293,959)    $ (2,093,955)    $   (46,870)
                                                                      =========     ============     ===========

                                                                   FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                      GROWTH &     FIDELITY(R) VIP   INVESTMENT
                                                                       INCOME        HIGH INCOME     GRADE BOND
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  83,637       $ 726,285      $  401,649
  Expenses:
   Less: Asset-based charges......................................        3,543              --              --
                                                                      ---------       ---------      ----------

NET INVESTMENT INCOME (LOSS)......................................       80,094         726,285         401,649
                                                                      ---------       ---------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      470,683         658,833         257,120
   Realized gain distribution from The Trusts.....................           --              --         467,962
                                                                      ---------       ---------      ----------
  Net realized gain (loss)........................................      470,683         658,833         725,082
                                                                      ---------       ---------      ----------

  Change in unrealized appreciation (depreciation) of investments.     (494,360)       (807,650)        (67,371)
                                                                      ---------       ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (23,677)       (148,817)        657,711
                                                                      ---------       ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $  56,417       $ 577,468      $1,059,360
                                                                      =========       =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       MID CAP      MONEY MARKET        VALUE
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $      9,385        $154          $  29,026
  Expenses:
   Less: Asset-based charges......................................        37,021          --                 --
                                                                    ------------        ----          ---------

NET INVESTMENT INCOME (LOSS)......................................       (27,636)        154             29,026
                                                                    ------------        ----          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     5,329,846           2            398,103
   Realized gain distribution from The Trusts.....................        73,737          --                 --
                                                                    ------------        ----          ---------
  Net realized gain (loss)........................................     5,403,583           2            398,103
                                                                    ------------        ----          ---------

  Change in unrealized appreciation (depreciation) of investments.   (10,319,155)         (2)          (452,778)
                                                                    ------------        ----          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,915,572)         --            (54,675)
                                                                    ------------        ----          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (4,943,208)       $154          $ (25,649)
                                                                    ============        ====          =========

                                                                   FIDELITY(R) VIP  FRANKLIN RISING FRANKLIN SMALL
                                                                   VALUE STRATEGIES    DIVIDENDS       CAP VALUE
                                                                      PORTFOLIO     SECURITIES FUND SECURITIES FUND
                                                                   ---------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  28,905        $258,298        $   9,480
  Expenses:
   Less: Asset-based charges......................................           --          88,996            4,185
                                                                      ---------        --------        ---------

NET INVESTMENT INCOME (LOSS)......................................       28,905         169,302            5,295
                                                                      ---------        --------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      470,079         142,046           38,231
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                      ---------        --------        ---------
  Net realized gain (loss)........................................      470,079         142,046           38,231
                                                                      ---------        --------        ---------

  Change in unrealized appreciation (depreciation) of investments.     (799,799)        152,517         (120,669)
                                                                      ---------        --------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (329,720)        294,563          (82,438)
                                                                      ---------        --------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(300,815)       $463,865        $ (77,143)
                                                                      =========        ========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                       FRANKLIN     GOLDMAN SACHS  INVESCO V.I.   INVESCO V.I.
                                                                   STRATEGIC INCOME  VIT MID CAP     DIVIDEND     GLOBAL REAL
                                                                   SECURITIES FUND   VALUE FUND   GROWTH FUND (1) ESTATE FUND
                                                                   ---------------- ------------- --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 854,036       $  28,273       $    --      $ 277,176
  Expenses:
   Less: Asset-based charges......................................       39,567          21,405            --         20,334
                                                                      ---------       ---------       -------      ---------

NET INVESTMENT INCOME (LOSS)......................................      814,469           6,868            --        256,842
                                                                      ---------       ---------       -------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (477,803)        164,469         8,989         (1,887)
   Realized gain distribution from The Trusts.....................           --              --            --             --
                                                                      ---------       ---------       -------      ---------
  Net realized gain (loss)........................................     (477,803)        164,469         8,989         (1,887)
                                                                      ---------       ---------       -------      ---------

  Change in unrealized appreciation (depreciation) of investments.     (396,841)       (559,458)        3,817       (895,770)
                                                                      ---------       ---------       -------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (874,644)       (394,989)       12,806       (897,657)
                                                                      ---------       ---------       -------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (60,175)      $(388,121)      $12,806      $(640,815)
                                                                      =========       =========       =======      =========

                                                                   INVESCO V.I.  INVESCO V.I.
                                                                   INTERNATIONAL MID CAP CORE
                                                                    GROWTH FUND  EQUITY FUND
                                                                   ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    96,817   $   2,236
  Expenses:
   Less: Asset-based charges......................................       31,166       4,506
                                                                    -----------   ---------

NET INVESTMENT INCOME (LOSS)......................................       65,651      (2,270)
                                                                    -----------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       85,405       7,807
   Realized gain distribution from The Trusts.....................           --          --
                                                                    -----------   ---------
  Net realized gain (loss)........................................       85,405       7,807
                                                                    -----------   ---------

  Change in unrealized appreciation (depreciation) of investments.   (1,187,542)   (248,174)
                                                                    -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,102,137)   (240,367)
                                                                    -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,036,486)  $(242,637)
                                                                    ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.   IVY FUNDS                 IVY FUNDS
                                                                    SMALL CAP   VIP DIVIDEND   IVY FUNDS   VIP MID CAP
                                                                   EQUITY FUND  OPPORTUNITIES  VIP ENERGY    GROWTH
                                                                   ------------ ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $      --     $  19,224   $        --  $   289,968
  Expenses:
   Less: Asset-based charges......................................      9,910            --        23,063       33,708
                                                                    ---------     ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................     (9,910)       19,224       (23,063)     256,260
                                                                    ---------     ---------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (83,365)      (43,505)      (62,089)    (608,989)
   Realized gain distribution from The Trusts.....................         --            --            --           --
                                                                    ---------     ---------   -----------  -----------
  Net realized gain (loss)........................................    (83,365)      (43,505)      (62,089)    (608,989)
                                                                    ---------     ---------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.   (212,863)     (109,558)     (939,015)    (681,862)
                                                                    ---------     ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (296,228)     (153,063)   (1,001,104)  (1,290,851)
                                                                    ---------     ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(306,138)    $(133,839)  $(1,024,167) $(1,034,591)
                                                                    =========     =========   ===========  ===========

                                                                                         IVY FUNDS VIP
                                                                   IVY FUNDS VIP SCIENCE   SMALL CAP
                                                                      AND TECHNOLOGY        GROWTH
                                                                   --------------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 164,757         $  31,801
  Expenses:
   Less: Asset-based charges......................................              --            12,397
                                                                         ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................         164,757            19,404
                                                                         ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         305,958           (64,879)
   Realized gain distribution from The Trusts.....................              --                --
                                                                         ---------         ---------
  Net realized gain (loss)........................................         305,958           (64,879)
                                                                         ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.        (846,068)         (672,002)
                                                                         ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (540,110)         (736,881)
                                                                         ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $(375,353)        $(717,477)
                                                                         =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   LAZARD RETIREMENT                      MFS(R) INVESTORS
                                                                   EMERGING MARKETS  MFS(R) INTERNATIONAL   GROWTH STOCK
                                                                   EQUITY PORTFOLIO    VALUE PORTFOLIO         SERIES
                                                                   ----------------- -------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   713,893        $   248,760          $  1,417
  Expenses:
   Less: Asset-based charges......................................        107,643             54,114             2,781
                                                                      -----------        -----------          --------

NET INVESTMENT INCOME (LOSS)......................................        606,250            194,646            (1,364)
                                                                      -----------        -----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (761,579)         1,123,735            23,050
   Realized gain distribution from The Trusts.....................             --                 --                --
                                                                      -----------        -----------          --------
  Net realized gain (loss)........................................       (761,579)         1,123,735            23,050
                                                                      -----------        -----------          --------

  Change in unrealized appreciation (depreciation) of investments.     (6,737,484)        (1,955,515)          (26,547)
                                                                      -----------        -----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (7,499,063)          (831,780)           (3,497)
                                                                      -----------        -----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(6,892,813)       $  (637,134)         $ (4,861)
                                                                      ===========        ===========          ========

                                                                   MFS(R) INVESTORS MFS(R) UTILITIES    MULTIMANAGER
                                                                     TRUST SERIES        SERIES      AGGRESSIVE EQUITY*
                                                                   ---------------- ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 1,257          $ 15,270        $    552,253
  Expenses:
   Less: Asset-based charges......................................         548                --           1,991,481
                                                                       -------          --------        ------------

NET INVESTMENT INCOME (LOSS)......................................         709            15,270          (1,439,228)
                                                                       -------          --------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       1,583            (9,103)          5,345,818
   Realized gain distribution from The Trusts.....................          --                --                  --
                                                                       -------          --------        ------------
  Net realized gain (loss)........................................       1,583            (9,103)          5,345,818
                                                                       -------          --------        ------------

  Change in unrealized appreciation (depreciation) of investments.      (8,458)           (5,618)        (26,865,077)
                                                                       -------          --------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (6,875)          (14,721)        (21,519,259)
                                                                       -------          --------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(6,166)         $    549        $(22,958,487)
                                                                       =======          ========        ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                       MULTIMANAGER
                                                                   MULTIMANAGER     MULTIMANAGER      LARGE CAP CORE
                                                                    CORE BOND*  INTERNATIONAL EQUITY*    EQUITY*
                                                                   ------------ --------------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,493,092       $   789,599        $  37,740
  Expenses:
   Less: Asset-based charges......................................     346,870           180,838           23,782
                                                                   -----------       -----------        ---------

NET INVESTMENT INCOME (LOSS)......................................   2,146,222           608,761           13,958
                                                                   -----------       -----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,094,063        (5,176,910)         (96,376)
   Realized gain distribution from The Trusts.....................   3,058,092                --               --
                                                                   -----------       -----------        ---------
  Net realized gain (loss)........................................   4,152,155        (5,176,910)         (96,376)
                                                                   -----------       -----------        ---------

  Change in unrealized appreciation (depreciation) of investments.  (1,185,119)       (4,214,261)        (640,383)
                                                                   -----------       -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,967,036        (9,391,171)        (736,759)
                                                                   -----------       -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 5,113,258       $(8,782,410)       $(722,801)
                                                                   ===========       ===========        =========

                                                                     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                                   LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE*
                                                                   ---------------- --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   327,361      $        --    $    33,187
  Expenses:
   Less: Asset-based charges......................................       108,102          101,502        190,155
                                                                     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................       219,259         (101,502)      (156,968)
                                                                     -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,531,056)         889,924      1,715,263
   Realized gain distribution from The Trusts.....................            --               --             --
                                                                     -----------      -----------    -----------
  Net realized gain (loss)........................................    (1,531,056)         889,924      1,715,263
                                                                     -----------      -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.      (366,505)      (2,926,611)    (8,933,727)
                                                                     -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,897,561)      (2,036,687)    (7,218,464)
                                                                     -----------      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,678,302)     $(2,138,189)   $(7,375,432)
                                                                     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      MULTIMANAGER      MULTIMANAGER      MULTIMANAGER
                                                                   MULTI-SECTOR BOND* SMALL CAP GROWTH* SMALL CAP VALUE*
                                                                   ------------------ ----------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 4,573,254        $        --      $    46,610
  Expenses:
   Less: Asset-based charges......................................        516,458             13,331           91,829
                                                                      -----------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      4,056,796            (13,331)         (45,219)
                                                                      -----------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (7,755,380)           285,107         (476,243)
   Realized gain distribution from The Trusts.....................             --                 --               --
                                                                      -----------        -----------      -----------
  Net realized gain (loss)........................................     (7,755,380)           285,107         (476,243)
                                                                      -----------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      9,280,591         (1,519,093)      (2,028,014)
                                                                      -----------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      1,525,211         (1,233,986)      (2,504,257)
                                                                      -----------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 5,582,007        $(1,247,317)     $(2,549,476)
                                                                      ===========        ===========      ===========

                                                                   MULTIMANAGER  MUTUAL SHARES  NATURAL RESOURCES
                                                                   TECHNOLOGY*  SECURITIES FUND     PORTFOLIO
                                                                   ------------ --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $        --     $ 190,781       $        --
  Expenses:
   Less: Asset-based charges......................................     327,263        13,498                --
                                                                   -----------     ---------       -----------

NET INVESTMENT INCOME (LOSS)......................................    (327,263)      177,283                --
                                                                   -----------     ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   3,498,492       153,770         3,357,436
   Realized gain distribution from The Trusts.....................          --            --                --
                                                                   -----------     ---------       -----------
  Net realized gain (loss)........................................   3,498,492       153,770         3,357,436
                                                                   -----------     ---------       -----------

  Change in unrealized appreciation (depreciation) of investments.  (6,908,850)     (461,375)       (9,654,001)
                                                                   -----------     ---------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (3,410,358)     (307,605)       (6,296,565)
                                                                   -----------     ---------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(3,737,621)    $(130,322)      $(6,296,565)
                                                                   ===========     =========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                       PIMCO VARIABLE     PIMCO VARIABLE  PIMCO VARIABLE
                                                                      INSURANCE TRUST     INSURANCE TRUST INSURANCE TRUST
                                                                   COMMODITYREALRETURN(R)   REAL RETURN    TOTAL RETURN
                                                                     STRATEGY PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                   ---------------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 1,010,985         $  293,635      $1,209,106
  Expenses:
   Less: Asset-based charges......................................           26,549             27,433         107,320
                                                                        -----------         ----------      ----------

NET INVESTMENT INCOME (LOSS)......................................          984,436            266,202       1,101,786
                                                                        -----------         ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (144,987)           234,061        (839,898)
   Realized gain distribution from The Trusts.....................               --            767,784         799,084
                                                                        -----------         ----------      ----------
  Net realized gain (loss)........................................         (144,987)         1,001,845         (40,814)
                                                                        -----------         ----------      ----------

  Change in unrealized appreciation (depreciation) of investments.       (1,636,915)           419,988         280,072
                                                                        -----------         ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (1,781,902)         1,421,833         239,258
                                                                        -----------         ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $  (797,466)        $1,688,035      $1,341,044
                                                                        ===========         ==========      ==========

                                                                   T. ROWE PRICE   T. ROWE PRICE
                                                                   EQUITY INCOME  HEALTH SCIENCES TARGET 2015
                                                                   PORTFOLIO - II    PORTFOLIO    ALLOCATION*
                                                                   -------------- --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 129,223       $     --      $  97,057
  Expenses:
   Less: Asset-based charges......................................      39,288             --             --
                                                                     ---------       --------      ---------

NET INVESTMENT INCOME (LOSS)......................................      89,935             --         97,057
                                                                     ---------       --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      70,704         34,014         69,949
   Realized gain distribution from The Trusts.....................          --             --         83,499
                                                                     ---------       --------      ---------
  Net realized gain (loss)........................................      70,704         34,014        153,448
                                                                     ---------       --------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (448,233)        66,205       (471,455)
                                                                     ---------       --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (377,529)       100,219       (318,007)
                                                                     ---------       --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(287,594)      $100,219      $(220,950)
                                                                     =========       ========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                           TEMPLETON
                                                                   TARGET 2025 TARGET 2035 TARGET 2045 DEVELOPING MARKETS
                                                                   ALLOCATION* ALLOCATION* ALLOCATION*  SECURITIES FUND
                                                                   ----------- ----------- ----------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 109,842   $ 103,578   $  15,217     $    67,529
  Expenses:
   Less: Asset-based charges......................................         --          --          --          28,398
                                                                    ---------   ---------   ---------     -----------

NET INVESTMENT INCOME (LOSS)......................................    109,842     103,578      15,217          39,131
                                                                    ---------   ---------   ---------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (18,422)     31,679      17,234          54,573
   Realized gain distribution from The Trusts.....................     42,120      40,435       9,321              --
                                                                    ---------   ---------   ---------     -----------
  Net realized gain (loss)........................................     23,698      72,114      26,555          54,573
                                                                    ---------   ---------   ---------     -----------

  Change in unrealized appreciation (depreciation) of investments.   (453,757)   (561,000)   (146,609)     (1,432,135)
                                                                    ---------   ---------   ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (430,059)   (488,886)   (120,054)     (1,377,562)
                                                                    ---------   ---------   ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(320,217)  $(385,308)  $(104,837)    $(1,338,431)
                                                                    =========   =========   =========     ===========

                                                                      TEMPLETON       TEMPLETON
                                                                     GLOBAL BOND       GROWTH
                                                                   SECURITIES FUND SECURITIES FUND
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 2,046,012      $  10,933
  Expenses:
   Less: Asset-based charges......................................       155,676          2,987
                                                                     -----------      ---------

NET INVESTMENT INCOME (LOSS)......................................     1,890,336          7,946
                                                                     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (34,582)         4,299
   Realized gain distribution from The Trusts.....................       237,934             --
                                                                     -----------      ---------
  Net realized gain (loss)........................................       203,352          4,299
                                                                     -----------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (4,487,218)      (134,884)
                                                                     -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,283,866)      (130,585)
                                                                     -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(2,393,530)     $(122,639)
                                                                     ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                VANGUARD VARIABLE
                                                                   VAN ECK VIP  INSURANCE FUND -
                                                                   GLOBAL HARD    EQUITY INDEX
                                                                   ASSETS FUND      PORTFOLIO
                                                                   -----------  -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $    58,338      $ 78,191
  Expenses:
   Less: Asset-based charges......................................      40,177        28,144
                                                                   -----------      --------

NET INVESTMENT INCOME (LOSS)......................................      18,161        50,047
                                                                   -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (91,776)       48,130
   Realized gain distribution from The Trusts.....................      70,440       154,378
                                                                   -----------      --------
  Net realized gain (loss)........................................     (21,336)      202,508
                                                                   -----------      --------

  Change in unrealized appreciation (depreciation) of investments.  (2,069,212)      (63,154)
                                                                   -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (2,090,548)      139,354
                                                                   -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(2,072,387)     $189,401
                                                                   ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   ALL ASSET           AMERICAN CENTURY VP
                                                                                ALLOCATION* (B)      MID CAP VALUE FUND (B)
                                                                            ----------------------  ------------------------
                                                                               2011        2010         2011         2010
                                                                            ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   67,620  $   19,243  $   162,490  $    68,760
  Net realized gain (loss) on investments..................................    173,925      47,668      505,545      152,710
  Change in unrealized appreciation (depreciation) of investments..........   (451,235)     30,071   (1,105,553)     691,623
                                                                            ----------  ----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................   (209,690)     96,982     (437,518)     913,093
                                                                            ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    923,046     175,375      660,846      115,500
   Transfers between funds including guaranteed interest account, net......  3,479,484   1,402,519    4,720,644   10,252,420
   Transfers for contract benefits and terminations........................    (39,121)       (320)    (329,617)     (56,869)
   Contract maintenance charges............................................   (202,310)    (14,745)    (204,106)     (28,721)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  4,161,099   1,562,829    4,847,767   10,282,330
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         32          11           28           27
                                                                            ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  3,951,441   1,659,822    4,410,277   11,195,450
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,659,822          --   11,195,450           --
                                                                            ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $5,611,263  $1,659,822  $15,605,727  $11,195,450
                                                                            ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --           --           --
  Redeemed.................................................................         --          --           --           --
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         --          --           --           --
                                                                            ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         46          17           --           --
  Redeemed.................................................................         (7)         (2)          --           --
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         39          15           --           --
                                                                            ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................         --          --           89          130
  Redeemed.................................................................         --          --          (46)         (23)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         --          --           43          107
                                                                            ==========  ==========  ===========  ===========

                                                                                  AXA AGGRESSIVE
                                                                                    ALLOCATION*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,453,415  $  1,741,719
  Net realized gain (loss) on investments..................................   (1,874,559)  (10,195,862)
  Change in unrealized appreciation (depreciation) of investments..........   (9,471,609)   23,087,126
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................   (9,892,753)   14,632,983
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   17,276,783    21,372,344
   Transfers between funds including guaranteed interest account, net......   (8,474,775)   (5,822,090)
   Transfers for contract benefits and terminations........................   (4,777,994)   (4,654,591)
   Contract maintenance charges............................................   (8,165,375)   (8,547,175)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....   (4,141,361)    2,348,488
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (14,034,114)   16,981,471
NET ASSETS -- BEGINNING OF PERIOD..........................................  128,729,670   111,748,199
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $114,695,556  $128,729,670
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           71            99
  Redeemed.................................................................         (124)         (123)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (53)          (24)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           84            94
  Redeemed.................................................................          (53)          (53)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           31            41
                                                                            ============  ============

UNIT ACTIVITY CLASS II
  Issued...................................................................           --            --
  Redeemed.................................................................           --            --
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --            --
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AXA BALANCED           AXA CONSERVATIVE
                                                                                   STRATEGY*               ALLOCATION*
                                                                            ----------------------  ------------------------
                                                                               2011        2010         2011         2010
                                                                            ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   53,123  $   20,601  $   617,905  $   563,552
  Net realized gain (loss) on investments..................................     68,373      22,117      549,304    1,226,554
  Change in unrealized appreciation (depreciation) of investments..........   (249,339)     36,451     (613,175)     152,914
                                                                            ----------  ----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................   (127,843)     79,169      554,034    1,943,020
                                                                            ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  3,790,766     715,397    3,351,499    3,005,338
   Transfers between funds including guaranteed interest account, net......    (55,148)    932,167   10,180,021   (6,413,389)
   Transfers for contract benefits and terminations........................     (4,605)       (302)  (2,095,316)  (2,410,795)
   Contract maintenance charges............................................   (455,143)    (76,679)  (2,567,012)  (2,066,043)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  3,275,870   1,570,583    8,869,192   (7,884,889)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --          --           --           --
                                                                            ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  3,148,027   1,649,752    9,423,226   (5,941,869)
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,657,346       7,594   29,224,614   35,166,483
                                                                            ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $4,805,373  $1,657,346  $38,647,840  $29,224,614
                                                                            ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --          157          115
  Redeemed.................................................................         --          --          (70)        (185)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         --          --           87          (70)
                                                                            ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         35          18           28           45
  Redeemed.................................................................         (6)         (3)         (24)         (34)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         29          15            4           11
                                                                            ==========  ==========  ===========  ===========

                                                                              AXA CONSERVATIVE
                                                                              GROWTH STRATEGY*
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   13,391  $  4,994
  Net realized gain (loss) on investments..................................     20,941     2,837
  Change in unrealized appreciation (depreciation) of investments..........    (51,482)    6,871
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................    (17,150)   14,702
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    641,568   205,525
   Transfers between funds including guaranteed interest account, net......    116,774   304,103
   Transfers for contract benefits and terminations........................     (4,858)       --
   Contract maintenance charges............................................   (128,036)  (26,348)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....    625,448   483,280
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --        --
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    608,298   497,982
NET ASSETS -- BEGINNING OF PERIOD..........................................    505,622     7,640
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $1,113,920  $505,622
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --        --
  Redeemed.................................................................         --        --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................         --        --
                                                                            ==========  ========

UNIT ACTIVITY CLASS B
  Issued...................................................................          7         5
  Redeemed.................................................................         (2)       --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          5         5
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             AXA CONSERVATIVE     AXA CONSERVATIVE-PLUS
                                                                                 STRATEGY*             ALLOCATION*
                                                                            ------------------  ------------------------
                                                                              2011      2010        2011         2010
                                                                            --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ 11,522  $  3,781  $   496,648  $   644,767
  Net realized gain (loss) on investments..................................    9,147     2,795      689,966      318,981
  Change in unrealized appreciation (depreciation) of investments..........  (17,204)   (3,162)  (1,464,065)   2,644,433
                                                                            --------  --------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................    3,465     3,414     (277,451)   3,608,181
                                                                            --------  --------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  163,790   438,581    3,465,000    4,355,375
   Transfers between funds including guaranteed interest account, net......   87,712   271,242   (2,333,544)  (9,755,944)
   Transfers for contract benefits and terminations........................   (1,702)       --   (2,621,369)  (2,055,975)
   Contract maintenance charges............................................  (78,595)  (18,594)  (2,506,499)  (2,466,960)
                                                                            --------  --------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  171,205   691,229   (3,996,412)  (9,923,504)
                                                                            --------  --------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       --        --           --           --
                                                                            --------  --------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  174,670   694,643   (4,273,863)  (6,315,323)
NET ASSETS -- BEGINNING OF PERIOD..........................................  695,778     1,135   37,969,446   44,284,769
                                                                            --------  --------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $870,448  $695,778  $33,695,583  $37,969,446
                                                                            ========  ========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................       --        --           57          113
  Redeemed.................................................................       --        --          (89)        (190)
                                                                            --------  --------  -----------  -----------
  Net Increase (Decrease)..................................................       --        --          (32)         (77)
                                                                            ========  ========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................        4         9           22           49
  Redeemed.................................................................       (2)       (3)         (19)         (42)
                                                                            --------  --------  -----------  -----------
  Net Increase (Decrease)..................................................        2         6            3            7
                                                                            ========  ========  ===========  ===========

                                                                                  AXA GROWTH
                                                                                   STRATEGY*
                                                                            ----------------------
                                                                               2011        2010
                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   70,985  $   22,832
  Net realized gain (loss) on investments..................................     93,275      32,027
  Change in unrealized appreciation (depreciation) of investments..........   (451,069)     86,172
                                                                            ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (286,809)    141,031
                                                                            ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  6,404,084   1,044,655
   Transfers between funds including guaranteed interest account, net......    100,732     969,299
   Transfers for contract benefits and terminations........................     (2,788)     (2,089)
   Contract maintenance charges............................................   (917,456)   (139,851)
                                                                            ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  5,584,572   1,872,014
                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --          --
                                                                            ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  5,297,763   2,013,045
NET ASSETS -- BEGINNING OF PERIOD..........................................  2,171,913     158,868
                                                                            ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $7,469,676  $2,171,913
                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --
  Redeemed.................................................................         --          --
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................         --          --
                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................         55          20
  Redeemed.................................................................         (6)         (3)
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................         49          17
                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA MODERATE
                                                                                      ALLOCATION*
                                                                            ------------------------------
                                                                                 2011            2010
                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   12,880,463  $   20,362,895
  Net realized gain (loss) on investments..................................     19,805,679      19,116,524
  Change in unrealized appreciation (depreciation) of investments..........    (61,782,795)     65,996,783
                                                                            --------------  --------------

  Net Increase (decrease) in net assets from operations....................    (29,096,653)    105,476,202
                                                                            --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     81,465,154      95,847,957
   Transfers between funds including guaranteed interest account, net......    (38,319,530)    (23,260,880)
   Transfers for contract benefits and terminations........................    (60,761,027)    (66,758,989)
   Contract maintenance charges............................................    (81,572,389)    (84,622,154)
                                                                            --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions....    (99,187,792)    (78,794,066)
                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.             --              --
                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................   (128,284,445)     26,682,136
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,176,374,982   1,149,692,846
                                                                            --------------  --------------

NET ASSETS -- END OF PERIOD................................................ $1,048,090,537  $1,176,374,982
                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................             99              99
  Redeemed.................................................................           (279)           (266)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................           (180)           (167)
                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................            112             212
  Redeemed.................................................................            (97)           (107)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................             15             105
                                                                            ==============  ==============

                                                                                  AXA MODERATE             AXA MODERATE-PLUS
                                                                                GROWTH STRATEGY*              ALLOCATION*
                                                                            ------------------------  --------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   209,457  $   103,872  $  4,974,381  $  5,901,985
  Net realized gain (loss) on investments..................................     316,331       75,551    (1,729,714)   (3,453,681)
  Change in unrealized appreciation (depreciation) of investments..........  (1,133,779)     558,808   (23,005,579)   37,688,259
                                                                            -----------  -----------  ------------  ------------

  Net Increase (decrease) in net assets from operations....................    (607,991)     738,231   (19,760,912)   40,136,563
                                                                            -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  11,244,154    3,025,047    53,380,452    68,033,655
   Transfers between funds including guaranteed interest account, net......   1,496,685    3,037,333   (20,855,819)   (8,907,862)
   Transfers for contract benefits and terminations........................    (163,226)      (9,709)  (14,948,235)  (14,360,487)
   Contract maintenance charges............................................  (2,083,453)    (508,805)  (26,393,133)  (26,840,535)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  10,494,160    5,543,866    (8,816,735)   17,924,771
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --        13,498
                                                                            -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................   9,886,169    6,282,097   (28,577,647)   58,074,832
NET ASSETS -- BEGINNING OF PERIOD..........................................  10,098,177    3,816,080   395,674,660   337,599,828
                                                                            -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $19,984,346  $10,098,177  $367,097,013  $395,674,660
                                                                            ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --           151           191
  Redeemed.................................................................          --           --          (261)         (211)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................          --           --          (110)          (20)
                                                                            ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................         102           61           169           268
  Redeemed.................................................................          (8)          (9)          (94)          (97)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................          94           52            75           171
                                                                            ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                AXA TACTICAL         AXA TACTICAL
                                                                             MANAGER 2000* (B)     MANAGER 400* (B)
                                                                            -------------------  --------------------
                                                                               2011      2010       2011       2010
                                                                            ---------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (2,990) $   (311) $  (10,084) $ (1,104)
  Net realized gain (loss) on investments..................................    20,410    23,491      67,371    17,897
  Change in unrealized appreciation (depreciation) of investments..........  (121,001)   35,013    (357,797)   82,315
                                                                            ---------  --------  ----------  --------

  Net Increase (decrease) in net assets from operations....................  (103,581)   58,193    (300,510)   99,108
                                                                            ---------  --------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   204,557    53,671     279,543    56,088
   Transfers between funds including guaranteed interest account, net......   259,700   488,641   1,703,347   654,825
   Transfers for contract benefits and terminations........................   (17,346)     (357)     (6,493)     (368)
   Contract maintenance charges............................................   (33,815)   (6,018)    (63,181)   (5,313)
                                                                            ---------  --------  ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....   413,096   535,937   1,913,216   705,232
                                                                            ---------  --------  ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         4         8          28        11
                                                                            ---------  --------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................   309,519   594,138   1,612,734   804,351
NET ASSETS -- BEGINNING OF PERIOD..........................................   594,138        --     804,351        --
                                                                            ---------  --------  ----------  --------

NET ASSETS -- END OF PERIOD................................................ $ 903,657  $594,138  $2,417,085  $804,351
                                                                            =========  ========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         6         7          22         8
  Redeemed.................................................................        (2)       (1)         (5)       --
                                                                            ---------  --------  ----------  --------
  Net Increase (Decrease)..................................................         4         6          17         8
                                                                            =========  ========  ==========  ========

                                                                                AXA TACTICAL
                                                                              MANAGER 500* (B)
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    2,288  $    924
  Net realized gain (loss) on investments..................................     49,230    11,886
  Change in unrealized appreciation (depreciation) of investments..........    (99,402)   53,698
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................    (47,884)   66,508
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    225,459    71,908
   Transfers between funds including guaranteed interest account, net......    538,678   494,624
   Transfers for contract benefits and terminations........................    (36,838)   (2,696)
   Contract maintenance charges............................................    (47,708)  (12,632)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....    679,591   551,204
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          4         6
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    631,711   617,718
NET ASSETS -- BEGINNING OF PERIOD..........................................    617,718        --
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $1,249,429  $617,718
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         10         6
  Redeemed.................................................................         (4)       --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          6         6
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            AXA TACTICAL MANAGER     BLACKROCK GLOBAL
                                                                             INTERNATIONAL* (B)   ALLOCATION V.I. FUND (B)
                                                                            --------------------  ----------------------
                                                                               2011       2010       2011         2010
                                                                            ----------  --------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   18,991  $  2,117  $  207,945   $   15,477
  Net realized gain (loss) on investments..................................     (2,737)    3,681     114,405       11,248
  Change in unrealized appreciation (depreciation) of investments..........   (196,454)   18,350    (791,401)      24,490
                                                                            ----------  --------  ----------   ----------

  Net Increase (decrease) in net assets from operations....................   (180,200)   24,148    (469,051)      51,215
                                                                            ----------  --------  ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    165,118    47,330     283,204        5,471
   Transfers between funds including guaranteed interest account, net......  1,048,505   459,917   5,827,129    1,337,449
   Transfers for contract benefits and terminations........................    (11,867)     (443)         --           --
   Contract maintenance charges............................................    (39,172)   (6,822)    (47,539)      (2,191)
                                                                            ----------  --------  ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....  1,162,584   499,982   6,062,794    1,340,729
                                                                            ----------  --------  ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         12         7          --           --
                                                                            ----------  --------  ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................    982,396   524,137   5,593,743    1,391,944
NET ASSETS -- BEGINNING OF PERIOD..........................................    524,137        --   1,391,944           --
                                                                            ----------  --------  ----------   ----------

NET ASSETS -- END OF PERIOD................................................ $1,506,533  $524,137  $6,985,687   $1,391,944
                                                                            ==========  ========  ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --        --          --           --
  Redeemed.................................................................         --        --          --           --
                                                                            ----------  --------  ----------   ----------
  Net Increase (Decrease)..................................................         --        --          --           --
                                                                            ==========  ========  ==========   ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................         15         6          --           --
  Redeemed.................................................................         (3)       (1)         --           --
                                                                            ----------  --------  ----------   ----------
  Net Increase (Decrease)..................................................         12         5          --           --
                                                                            ==========  ========  ==========   ==========

UNIT ACTIVITY CLASS III
  Issued...................................................................         --        --         104           21
  Redeemed.................................................................         --        --         (27)          (4)
                                                                            ----------  --------  ----------   ----------
  Net Increase (Decrease)..................................................         --        --          77           17
                                                                            ==========  ========  ==========   ==========

                                                                            EQ/ALLIANCEBERNSTEIN SMALL
                                                                                    CAP GROWTH*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (893,668) $   (731,327)
  Net realized gain (loss) on investments..................................   13,297,764      (919,771)
  Change in unrealized appreciation (depreciation) of investments..........  (13,897,935)   52,128,365
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................   (1,493,839)   50,477,267
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   10,175,717    14,468,282
   Transfers between funds including guaranteed interest account, net......   (3,885,497)   (2,572,058)
   Transfers for contract benefits and terminations........................  (13,685,096)  (12,929,624)
   Contract maintenance charges............................................   (8,689,917)   (8,877,846)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (16,084,793)   (9,911,246)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (17,578,632)   40,566,021
NET ASSETS -- BEGINNING OF PERIOD..........................................  202,297,735   161,731,714
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $184,719,103  $202,297,735
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           85            74
  Redeemed.................................................................         (130)         (108)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (45)          (34)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           14            18
  Redeemed.................................................................          (40)          (38)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (26)          (20)
                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................           --            --
  Redeemed.................................................................           --            --
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --            --
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/BLACKROCK            EQ/BOSTON ADVISORS
                                                                                BASIC VALUE EQUITY*          EQUITY INCOME*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,662,816  $  1,621,421  $   219,919  $   226,970
  Net realized gain (loss) on investments..................................     (205,881)   (4,408,364)     369,704     (187,949)
  Change in unrealized appreciation (depreciation) of investments..........   (8,200,922)   22,410,257     (551,183)   1,463,509
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................   (6,743,987)   19,623,314       38,440    1,502,530
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   12,924,600    16,901,902    1,284,899    1,291,359
   Transfers between funds including guaranteed interest account, net......   (1,916,334)   11,004,170      680,923     (321,168)
   Transfers for contract benefits and terminations........................  (18,212,777)  (11,300,152)    (756,385)    (452,936)
   Contract maintenance charges............................................   (9,068,253)   (9,273,492)    (661,838)    (667,181)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (16,272,764)    7,332,428      547,599     (149,926)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (23,016,751)   26,955,742      586,039    1,352,604
NET ASSETS -- BEGINNING OF PERIOD..........................................  189,230,257   162,274,515   11,400,816   10,048,212
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $166,213,506  $189,230,257  $11,986,855  $11,400,816
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           65            80           19           11
  Redeemed.................................................................          (55)          (23)         (20)         (16)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................           10            57           (1)          (5)
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           92           127           24           13
  Redeemed.................................................................         (164)         (110)         (17)         (11)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (72)           17            7            2
                                                                            ============  ============  ===========  ===========

                                                                            EQ/CALVERT SOCIALLY
                                                                               RESPONSIBLE*
                                                                            ------------------
                                                                              2011      2010
                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,047  $ (1,739)
  Net realized gain (loss) on investments..................................    9,942    10,822
  Change in unrealized appreciation (depreciation) of investments..........  (12,441)   68,394
                                                                            --------  --------

  Net Increase (decrease) in net assets from operations....................   (1,452)   77,477
                                                                            --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  100,233   103,440
   Transfers between funds including guaranteed interest account, net......   (5,840)   16,647
   Transfers for contract benefits and terminations........................  (28,540)  (22,623)
   Contract maintenance charges............................................  (49,232)  (48,726)
                                                                            --------  --------

  Net increase (decrease) in net assets from contractowner transactions....   16,621    48,738
                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       --        --
                                                                            --------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................   15,169   126,215
NET ASSETS -- BEGINNING OF PERIOD..........................................  727,119   600,904
                                                                            --------  --------

NET ASSETS -- END OF PERIOD................................................ $742,288  $727,119
                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................       --        --
  Redeemed.................................................................       --        --
                                                                            --------  --------
  Net Increase (Decrease)..................................................       --        --
                                                                            ========  ========

UNIT ACTIVITY CLASS B
  Issued...................................................................        2         3
  Redeemed.................................................................       (2)       (2)
                                                                            --------  --------
  Net Increase (Decrease)..................................................       --         1
                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQ/CAPITAL
                                                                                GUARDIAN RESEARCH*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    232,879  $    247,659
  Net realized gain (loss) on investments..................................      (99,949)   (2,792,609)
  Change in unrealized appreciation (depreciation) of investments..........    3,171,368    15,204,011
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    3,304,298    12,659,061
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    5,657,784     7,501,205
   Transfers between funds including guaranteed interest account, net......   (5,295,178)   (7,668,919)
   Transfers for contract benefits and terminations........................   (8,840,782)   (5,460,999)
   Contract maintenance charges............................................   (5,148,726)   (5,442,111)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (13,626,902)  (11,070,824)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (10,322,604)    1,588,237
NET ASSETS -- BEGINNING OF PERIOD..........................................   93,328,560    91,740,323
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 83,005,956  $ 93,328,560
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           17            11
  Redeemed.................................................................          (20)           (7)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           (3)            4
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           40            29
  Redeemed.................................................................         (137)         (123)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (97)          (94)
                                                                            ============  ============

                                                                                    EQ/COMMON STOCK
                                                                                        INDEX*
                                                                            ------------------------------
                                                                                 2011            2010
                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   12,427,112  $   12,695,385
  Net realized gain (loss) on investments..................................    (25,429,885)    (50,755,384)
  Change in unrealized appreciation (depreciation) of investments..........     18,189,546     232,364,042
                                                                            --------------  --------------

  Net Increase (decrease) in net assets from operations....................      5,186,773     194,304,043
                                                                            --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     90,246,392     107,138,377
   Transfers between funds including guaranteed interest account, net......    (53,925,810)    (56,845,318)
   Transfers for contract benefits and terminations........................    (88,786,117)    (79,081,415)
   Contract maintenance charges............................................    (98,862,550)   (104,845,223)
                                                                            --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions....   (151,328,085)   (133,633,579)
                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         35,000         159,996
                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................   (146,106,312)     60,830,460
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,420,255,516   1,359,425,056
                                                                            --------------  --------------

NET ASSETS -- END OF PERIOD................................................ $1,274,149,204  $1,420,255,516
                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................             87              68
  Redeemed.................................................................           (308)           (283)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................           (221)           (215)
                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................             81              91
  Redeemed.................................................................           (188)           (148)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................           (107)            (57)
                                                                            ==============  ==============

                                                                                  EQ/CORE BOND
                                                                                     INDEX*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   932,323  $ 1,131,431
  Net realized gain (loss) on investments..................................    (439,439)    (402,507)
  Change in unrealized appreciation (depreciation) of investments..........   1,958,498    2,150,177
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................   2,451,382    2,879,101
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   4,694,918    5,203,734
   Transfers between funds including guaranteed interest account, net......  (2,277,680)    (986,868)
   Transfers for contract benefits and terminations........................  (3,027,179)  (2,140,202)
   Contract maintenance charges............................................  (3,020,742)  (3,291,710)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,630,683)  (1,215,046)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (1,179,301)   1,664,055
NET ASSETS -- BEGINNING OF PERIOD..........................................  55,359,127   53,695,072
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $54,179,826  $55,359,127
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          46           68
  Redeemed.................................................................         (67)         (64)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (21)           4
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          22           28
  Redeemed.................................................................         (27)         (42)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (5)         (14)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/EQUITY 500
                                                                                      INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  6,905,357  $  6,341,164
  Net realized gain (loss) on investments..................................    3,835,219    (5,047,436)
  Change in unrealized appreciation (depreciation) of investments..........   (3,450,003)   69,628,822
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    7,290,573    70,922,550
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   31,195,846    51,965,754
   Transfers between funds including guaranteed interest account, net......  (18,749,711)   (7,719,392)
   Transfers for contract benefits and terminations........................  (58,287,285)  (45,059,316)
   Contract maintenance charges............................................  (29,863,860)  (31,947,804)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (75,705,010)  (32,760,758)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (68,414,437)   38,161,792
NET ASSETS -- BEGINNING OF PERIOD..........................................  566,634,566   528,472,774
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $498,220,129  $566,634,566
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          181           134
  Redeemed.................................................................         (366)         (239)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (185)         (105)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................          212           209
  Redeemed.................................................................         (269)         (224)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (57)          (15)
                                                                            ============  ============

                                                                                     EQ/EQUITY              EQ/GAMCO MERGERS
                                                                                   GROWTH PLUS*            AND ACQUISITIONS*
                                                                            --------------------------  -----------------------
                                                                                2011          2010          2011        2010
                                                                            ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    (40,267) $     (3,552) $   (16,273) $  (33,949)
  Net realized gain (loss) on investments..................................   (1,243,182)   (4,404,735)     636,031     466,433
  Change in unrealized appreciation (depreciation) of investments..........   (5,332,370)   20,982,358     (544,667)    300,601
                                                                            ------------  ------------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................   (6,615,819)   16,574,071       75,091     733,085
                                                                            ------------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    8,577,105    12,418,085    1,050,530     855,261
   Transfers between funds including guaranteed interest account, net......  (17,159,214)  (18,502,548)   2,143,800   2,283,140
   Transfers for contract benefits and terminations........................   (6,524,186)   (7,072,749)    (235,183)   (336,269)
   Contract maintenance charges............................................   (6,064,481)   (6,744,738)    (440,973)   (337,090)
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (21,170,776)  (19,901,950)   2,518,174   2,465,042
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --          47
                                                                            ------------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (27,786,595)   (3,327,879)   2,593,265   3,198,174
NET ASSETS -- BEGINNING OF PERIOD..........................................  125,137,983   128,465,862    9,798,079   6,599,905
                                                                            ------------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 97,351,388  $125,137,983  $12,391,344  $9,798,079
                                                                            ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           30            11           17           2
  Redeemed.................................................................          (60)          (34)         (10)         --
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          (30)          (23)           7           2
                                                                            ============  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           36            41           40          51
  Redeemed.................................................................         (137)         (157)         (25)        (29)
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................         (101)         (116)          15          22
                                                                            ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQ/GAMCO SMALL               EQ/GLOBAL
                                                                                  COMPANY VALUE*               BOND PLUS*
                                                                            -------------------------  -------------------------
                                                                                2011          2010         2011          2010
                                                                            ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (242,053) $    48,939  $    750,063  $   884,508
  Net realized gain (loss) on investments..................................    8,777,522    1,380,135       638,364     (381,781)
  Change in unrealized appreciation (depreciation) of investments..........  (12,378,086)  18,093,960      (106,388)   1,697,159
                                                                            ------------  -----------  ------------  -----------

  Net Increase (decrease) in net assets from operations....................   (3,842,617)  19,523,034     1,282,039    2,199,886
                                                                            ------------  -----------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    8,612,384    7,127,888     2,264,547    4,536,772
   Transfers between funds including guaranteed interest account, net......   (2,130,353)  23,314,445     2,382,941    1,570,757
   Transfers for contract benefits and terminations........................   (3,830,252)  (2,648,196)  (14,149,074)  (5,600,692)
   Contract maintenance charges............................................   (4,084,204)  (3,265,785)   (1,387,672)  (1,605,506)
                                                                            ------------  -----------  ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (1,432,425)  24,528,352   (10,889,258)  (1,098,669)
                                                                            ------------  -----------  ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --             3           --
                                                                            ------------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (5,275,042)  44,051,386    (9,607,216)   1,101,217
NET ASSETS -- BEGINNING OF PERIOD..........................................   95,093,759   51,042,373    33,233,810   32,132,593
                                                                            ------------  -----------  ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 89,818,717  $95,093,759  $ 23,626,594  $33,233,810
                                                                            ============  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           56           21           257          161
  Redeemed.................................................................          (30)          (1)         (331)        (171)
                                                                            ------------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................           26           20           (74)         (10)
                                                                            ============  ===========  ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          160          286            14           25
  Redeemed.................................................................         (200)        (103)          (19)         (23)
                                                                            ------------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................          (40)         183            (5)           2
                                                                            ============  ===========  ============  ===========

                                                                                     EQ/GLOBAL
                                                                               MULTI-SECTOR EQUITY*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  2,712,794  $  1,595,808
  Net realized gain (loss) on investments..................................  (11,844,797)  (24,503,958)
  Change in unrealized appreciation (depreciation) of investments..........  (15,125,579)   46,739,859
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (24,257,582)   23,831,709
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   12,355,321    23,114,402
   Transfers between funds including guaranteed interest account, net......  (23,791,296)  (30,121,038)
   Transfers for contract benefits and terminations........................  (14,497,638)  (17,822,336)
   Contract maintenance charges............................................   (9,568,051)  (10,973,451)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (35,501,664)  (35,802,423)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (59,759,246)  (11,970,714)
NET ASSETS -- BEGINNING OF PERIOD..........................................  225,015,680   236,986,394
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $165,256,434  $225,015,680
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           30            22
  Redeemed.................................................................          (26)          (17)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................            4             5
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           58           151
  Redeemed.................................................................         (224)         (331)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (166)         (180)
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQ/INTERMEDIATE
                                                                                    GOVERNMENT              EQ/INTERNATIONAL
                                                                                    BOND INDEX*                CORE PLUS*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    173,730  $    996,933  $   781,547  $   450,706
  Net realized gain (loss) on investments..................................      425,522       298,989      480,501   (2,303,948)
  Change in unrealized appreciation (depreciation) of investments..........    4,393,956     3,429,412   (6,969,383)   4,731,667
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................    4,993,208     4,725,334   (5,707,335)   2,878,425
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    7,414,405     8,187,638    2,410,847    2,774,394
   Transfers between funds including guaranteed interest account, net......   (5,009,754)   (8,599,882)    (351,323)   1,657,965
   Transfers for contract benefits and terminations........................   (4,921,767)   (5,573,588)  (1,043,367)  (1,055,939)
   Contract maintenance charges............................................   (6,823,436)   (7,652,365)  (1,305,973)  (1,349,762)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (9,340,552)  (13,638,197)    (289,816)   2,026,658
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (4,347,344)   (8,912,863)  (5,997,151)   4,905,083
NET ASSETS -- BEGINNING OF PERIOD..........................................  105,111,228   114,024,091   32,854,876   27,949,793
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $100,763,884  $105,111,228  $26,857,725  $32,854,876
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           77           176           14           15
  Redeemed.................................................................          (93)         (232)         (14)          (6)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (16)          (56)          --            9
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           10            71           61           71
  Redeemed.................................................................          (32)          (72)         (65)         (68)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (22)           (1)          (4)           3
                                                                            ============  ============  ===========  ===========

                                                                                 EQ/INTERNATIONAL
                                                                                   EQUITY INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  9,153,021  $  7,839,042
  Net realized gain (loss) on investments..................................   (5,990,514)   (8,594,774)
  Change in unrealized appreciation (depreciation) of investments..........  (49,282,418)   18,679,628
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (46,119,911)   17,923,896
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   25,897,878    34,315,344
   Transfers between funds including guaranteed interest account, net......  (22,804,866)  (27,915,125)
   Transfers for contract benefits and terminations........................  (25,040,624)  (28,302,121)
   Contract maintenance charges............................................  (24,212,585)  (26,444,290)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (46,160,197)  (48,346,192)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (92,280,108)  (30,422,296)
NET ASSETS -- BEGINNING OF PERIOD..........................................  412,044,801   442,467,097
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $319,764,693  $412,044,801
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           79            95
  Redeemed.................................................................         (358)         (407)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (279)         (312)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           32            29
  Redeemed.................................................................          (68)          (71)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (36)          (42)
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQ/INTERNATIONAL              EQ/JPMORGAN
                                                                                    VALUE PLUS*           VALUE OPPORTUNITIES*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,778,873  $    508,424  $   161,849  $   233,599
  Net realized gain (loss) on investments..................................   (3,624,881)   (5,190,116)    (159,703)  (2,552,989)
  Change in unrealized appreciation (depreciation) of investments..........  (16,789,765)   11,318,334   (1,625,630)   5,371,707
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (18,635,773)    6,636,642   (1,623,484)   3,052,317
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    8,432,052    15,064,908    1,870,622    2,954,128
   Transfers between funds including guaranteed interest account, net......   (9,826,059)  (11,543,238)  (2,967,258)  (2,215,929)
   Transfers for contract benefits and terminations........................  (10,660,332)  (11,543,261)  (1,600,885)  (1,817,628)
   Contract maintenance charges............................................   (6,136,484)   (6,801,700)  (1,500,008)  (1,620,437)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (18,190,823)  (14,823,291)  (4,197,529)  (2,699,866)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --            3           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (36,826,596)   (8,186,649)  (5,821,010)     352,451
NET ASSETS -- BEGINNING OF PERIOD..........................................  128,829,512   137,016,161   28,241,630   27,889,179
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 92,002,916  $128,829,512  $22,420,620  $28,241,630
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           24            16            8            7
  Redeemed.................................................................          (23)          (17)          (9)          (2)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................            1            (1)          (1)           5
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           83           115           20           31
  Redeemed.................................................................         (199)         (214)         (48)         (55)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................         (116)          (99)         (28)         (24)
                                                                            ============  ============  ===========  ===========

                                                                            EQ/LARGE CAP CORE PLUS*
                                                                            -----------------------
                                                                               2011         2010
                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   54,061  $    35,912
  Net realized gain (loss) on investments..................................     75,225     (391,805)
  Change in unrealized appreciation (depreciation) of investments..........   (480,285)   1,235,127
                                                                            ----------  -----------

  Net Increase (decrease) in net assets from operations....................   (350,999)     879,234
                                                                            ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    718,999      833,917
   Transfers between funds including guaranteed interest account, net......    321,270   (1,488,319)
   Transfers for contract benefits and terminations........................   (663,521)    (541,881)
   Contract maintenance charges............................................   (497,768)    (510,389)
                                                                            ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (121,020)  (1,706,672)
                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --           --
                                                                            ----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (472,019)    (827,438)
NET ASSETS -- BEGINNING OF PERIOD..........................................  7,872,958    8,700,396
                                                                            ----------  -----------

NET ASSETS -- END OF PERIOD................................................ $7,400,939  $ 7,872,958
                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          3            2
  Redeemed.................................................................         (2)          (1)
                                                                            ----------  -----------
  Net Increase (Decrease)..................................................          1            1
                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         22           17
  Redeemed.................................................................        (26)         (39)
                                                                            ----------  -----------
  Net Increase (Decrease)..................................................         (4)         (22)
                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/LARGE CAP
                                                                                   GROWTH INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    476,111  $    508,240
  Net realized gain (loss) on investments..................................    5,457,929       704,947
  Change in unrealized appreciation (depreciation) of investments..........   (3,616,157)   12,995,069
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    2,317,883    14,208,256
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    7,649,260     9,312,509
   Transfers between funds including guaranteed interest account, net......       52,853    (3,045,666)
   Transfers for contract benefits and terminations........................  (10,687,172)   (8,547,386)
   Contract maintenance charges............................................   (6,114,737)   (6,395,489)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....   (9,099,796)   (8,676,032)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................   (6,781,913)    5,532,224
NET ASSETS -- BEGINNING OF PERIOD..........................................  106,156,289   100,624,065
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 99,374,376  $106,156,289
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           25            13
  Redeemed.................................................................          (23)           (9)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................            2             4
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................          167            94
  Redeemed.................................................................         (271)         (218)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (104)         (124)
                                                                            ============  ============

                                                                                   EQ/LARGE CAP              EQ/LARGE CAP
                                                                                 GROWTH PLUS* (D)          VALUE INDEX* (E)
                                                                            --------------------------  ----------------------
                                                                                2011          2010         2011        2010
                                                                            ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (114,783) $   (152,695) $  130,247  $   58,801
  Net realized gain (loss) on investments..................................    3,074,211     2,145,168     260,548    (148,155)
  Change in unrealized appreciation (depreciation) of investments..........   (7,389,362)   14,388,588    (222,951)    658,775
                                                                            ------------  ------------  ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (4,429,934)   16,381,061     167,844     569,421
                                                                            ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   11,002,686    13,119,697     935,646     454,296
   Transfers between funds including guaranteed interest account, net......   (2,183,643)   (9,544,391)  4,602,963   1,025,055
   Transfers for contract benefits and terminations........................  (12,805,073)   (9,735,324)   (285,842)   (114,934)
   Contract maintenance charges............................................   (8,380,278)   (8,866,069)   (371,988)   (215,631)
                                                                            ------------  ------------  ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (12,366,308)  (15,026,087)  4,880,779   1,148,786
                                                                            ------------  ------------  ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --          --          --
                                                                            ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (16,796,242)    1,354,974   5,048,623   1,718,207
NET ASSETS -- BEGINNING OF PERIOD..........................................  132,457,534   131,102,560   4,835,730   3,117,523
                                                                            ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $115,661,292  $132,457,534  $9,884,353  $4,835,730
                                                                            ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................            9             6          93          29
  Redeemed.................................................................          (12)           (8)        (36)        (12)
                                                                            ------------  ------------  ----------  ----------
  Net Increase (Decrease)..................................................           (3)           (2)         57          17
                                                                            ============  ============  ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           71            37          49          11
  Redeemed.................................................................         (133)         (134)        (15)         (6)
                                                                            ------------  ------------  ----------  ----------
  Net Increase (Decrease)..................................................          (62)          (97)         34           5
                                                                            ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/LARGE CAP         EQ/LORD ABBETT LARGE CAP
                                                                                    VALUE PLUS*                   CORE*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  2,772,326  $  3,125,323  $   110,197  $    54,381
  Net realized gain (loss) on investments..................................  (30,710,826)  (37,791,000)     802,619      284,137
  Change in unrealized appreciation (depreciation) of investments..........    9,709,243    78,859,523   (2,464,397)   1,423,291
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (18,229,257)   44,193,846   (1,551,581)   1,761,809
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   29,707,094    39,862,885    1,610,119    1,206,626
   Transfers between funds including guaranteed interest account, net......  (38,609,993)  (39,606,275)    (944,610)   7,570,280
   Transfers for contract benefits and terminations........................  (25,667,960)  (27,741,308)    (441,509)    (523,086)
   Contract maintenance charges............................................  (26,245,579)  (28,929,389)    (609,944)    (534,419)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (60,816,438)  (56,414,087)    (385,944)   7,719,401
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --       (11,134)           3           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (79,045,695)  (12,231,375)  (1,937,522)   9,481,210
NET ASSETS -- BEGINNING OF PERIOD..........................................  390,942,945   403,174,320   17,880,092    8,398,882
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $311,897,250  $390,942,945  $15,942,570  $17,880,092
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           54            64           42          104
  Redeemed.................................................................         (468)         (468)         (47)         (27)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................         (414)         (404)          (5)          77
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           26            21           13           15
  Redeemed.................................................................         (107)         (116)          (8)         (11)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (81)          (95)           5            4
                                                                            ============  ============  ===========  ===========

                                                                              EQ/MFS INTERNATIONAL
                                                                                     GROWTH*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    82,854  $   130,481
  Net realized gain (loss) on investments..................................   1,944,779      131,621
  Change in unrealized appreciation (depreciation) of investments..........  (5,306,944)   3,444,141
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (3,279,311)   3,706,243
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,436,625    2,425,196
   Transfers between funds including guaranteed interest account, net......    (134,598)   3,282,273
   Transfers for contract benefits and terminations........................    (966,869)    (814,908)
   Contract maintenance charges............................................  (1,309,308)  (1,228,493)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....      25,850    3,664,068
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --          (45)
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (3,253,461)   7,370,266
NET ASSETS -- BEGINNING OF PERIOD..........................................  29,995,665   22,625,399
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $26,742,204  $29,995,665
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --
  Redeemed.................................................................          --           --
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          --           --
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          87          113
  Redeemed.................................................................         (92)         (79)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (5)          34
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQ/MID CAP
                                                                                      INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    296,217  $    394,341
  Net realized gain (loss) on investments..................................       92,661    (7,505,044)
  Change in unrealized appreciation (depreciation) of investments..........   (2,682,025)   27,596,922
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................   (2,293,147)   20,486,219
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    7,402,773     9,406,573
   Transfers between funds including guaranteed interest account, net......   (6,583,254)   (3,844,451)
   Transfers for contract benefits and terminations........................  (10,255,431)   (5,846,634)
   Contract maintenance charges............................................   (5,088,139)   (5,296,084)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (14,524,051)   (5,580,596)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (16,817,198)   14,905,623
NET ASSETS -- BEGINNING OF PERIOD..........................................  100,255,998    85,350,375
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 83,438,800  $100,255,998
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           21            15
  Redeemed.................................................................          (25)          (17)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           (4)           (2)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           60            89
  Redeemed.................................................................         (166)         (133)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (106)          (44)
                                                                            ============  ============

                                                                                    EQ/MID CAP
                                                                                    VALUE PLUS*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,304,593  $  1,789,270
  Net realized gain (loss) on investments..................................    8,487,861     1,142,187
  Change in unrealized appreciation (depreciation) of investments..........  (28,990,184)   41,689,274
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (19,197,730)   44,620,731
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   15,830,369    22,140,180
   Transfers between funds including guaranteed interest account, net......  (20,508,299)  (29,670,570)
   Transfers for contract benefits and terminations........................  (22,386,464)  (16,040,206)
   Contract maintenance charges............................................  (12,334,078)  (13,452,959)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (39,398,472)  (37,023,555)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (58,596,202)    7,597,176
NET ASSETS -- BEGINNING OF PERIOD..........................................  233,425,259   225,828,083
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $174,829,057  $233,425,259
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           53            54
  Redeemed.................................................................         (263)         (278)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (210)         (224)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................            7            11
  Redeemed.................................................................           (7)           (9)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --             2
                                                                            ============  ============

                                                                                 EQ/MONEY MARKET*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (924,149) $   (860,747)
  Net realized gain (loss) on investments..................................       40,477        77,653
  Change in unrealized appreciation (depreciation) of investments..........      (68,461)      (48,563)
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................     (952,133)     (831,657)
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   81,231,131   110,441,359
   Transfers between funds including guaranteed interest account, net......  (58,360,481)  (96,230,144)
   Transfers for contract benefits and terminations........................  (59,359,293)  (73,449,796)
   Contract maintenance charges............................................  (24,247,712)  (27,872,133)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (60,736,355)  (87,110,714)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           (5)      118,268
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (61,688,493)  (87,824,103)
NET ASSETS -- BEGINNING OF PERIOD..........................................  298,395,702   386,219,805
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $236,707,209  $298,395,702
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................        1,323           971
  Redeemed.................................................................       (1,318)       (1,335)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................            5          (364)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................          648           565
  Redeemed.................................................................         (678)         (688)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (30)         (123)
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/MONTAG &            EQ/MORGAN STANLEY
                                                                                CALDWELL GROWTH*           MID CAP GROWTH*
                                                                            ------------------------  -------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    74,525  $   105,446  $    (91,077) $   (34,719)
  Net realized gain (loss) on investments..................................   1,705,187      (10,332)    9,179,756      586,728
  Change in unrealized appreciation (depreciation) of investments..........  (1,049,856)   2,146,694   (13,829,947)  11,175,580
                                                                            -----------  -----------  ------------  -----------

  Net Increase (decrease) in net assets from operations....................     729,856    2,241,808    (4,741,268)  11,727,589
                                                                            -----------  -----------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,384,611    1,759,219     5,041,620    4,023,311
   Transfers between funds including guaranteed interest account, net......  (2,856,288)   6,890,137     1,593,082    8,302,432
   Transfers for contract benefits and terminations........................    (993,980)    (839,829)   (2,260,651)  (1,390,131)
   Contract maintenance charges............................................    (821,982)    (833,765)   (2,542,335)  (1,999,285)
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,287,639)   6,975,762     1,831,716    8,936,327
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --           --
                                                                            -----------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,557,783)   9,217,570    (2,909,552)  20,663,916
NET ASSETS -- BEGINNING OF PERIOD..........................................  27,525,057   18,307,487    54,281,030   33,617,114
                                                                            -----------  -----------  ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $24,967,274  $27,525,057  $ 51,371,478  $54,281,030
                                                                            ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          24          114           106          122
  Redeemed.................................................................         (51)         (45)         (108)         (75)
                                                                            -----------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................         (27)          69            (2)          47
                                                                            ===========  ===========  ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          35           33            38           48
  Redeemed.................................................................         (42)         (21)          (29)         (21)
                                                                            -----------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................          (7)          12             9           27
                                                                            ===========  ===========  ============  ===========

                                                                                 EQ/PIMCO ULTRA
                                                                                   SHORT BOND*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   127,223  $    (9,360)
  Net realized gain (loss) on investments..................................     (59,070)    (411,613)
  Change in unrealized appreciation (depreciation) of investments..........    (238,495)     786,732
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................    (170,342)     365,759
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   4,831,968    6,168,867
   Transfers between funds including guaranteed interest account, net......  (6,147,250)  (3,306,739)
   Transfers for contract benefits and terminations........................  (2,538,439)  (3,628,165)
   Contract maintenance charges............................................  (3,061,380)  (3,542,127)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (6,915,101)  (4,308,164)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (7,085,443)  (3,942,405)
NET ASSETS -- BEGINNING OF PERIOD..........................................  51,034,133   54,976,538
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $43,948,690  $51,034,133
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          40          218
  Redeemed.................................................................         (81)        (263)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (41)         (45)
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          33           68
  Redeemed.................................................................         (54)         (61)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (21)           7
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQ/QUALITY
                                                                                    BOND PLUS*           EQ/SMALL COMPANY INDEX*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,675,055  $  9,703,295  $   303,610  $   431,462
  Net realized gain (loss) on investments..................................   (2,241,479)     (523,189)   4,436,239   (3,570,215)
  Change in unrealized appreciation (depreciation) of investments..........    1,363,118    (2,446,430)  (7,188,966)  14,749,232
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................      796,694     6,733,676   (2,449,117)  11,610,479
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    6,252,618    19,204,682    3,772,946    5,466,429
   Transfers between funds including guaranteed interest account, net......   (9,287,364)  (33,385,171)    (115,754)     442,976
   Transfers for contract benefits and terminations........................   (4,564,883)   (5,751,457)  (3,130,900)  (3,330,164)
   Contract maintenance charges............................................   (6,104,681)   (6,920,597)  (2,358,279)  (2,403,608)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (13,704,310)  (26,852,543)  (1,831,987)     175,633
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (12,907,616)  (20,118,867)  (4,281,104)  11,786,112
NET ASSETS -- BEGINNING OF PERIOD..........................................   92,869,637   112,988,504   57,852,836   46,066,724
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 79,962,021  $ 92,869,637  $53,571,732  $57,852,836
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           47           133           62           56
  Redeemed.................................................................          (97)         (230)         (66)         (52)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (50)          (97)          (4)           4
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           12            19           26           18
  Redeemed.................................................................          (23)          (41)         (25)         (11)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (11)          (22)           1            7
                                                                            ============  ============  ===========  ===========

                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                     STOCK*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (155,303) $  (142,827)
  Net realized gain (loss) on investments..................................   2,593,055      125,152
  Change in unrealized appreciation (depreciation) of investments..........  (3,178,512)   5,107,375
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................    (740,760)   5,089,700
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,308,262    4,450,671
   Transfers between funds including guaranteed interest account, net......   1,075,802      927,498
   Transfers for contract benefits and terminations........................  (6,587,942)  (3,348,970)
   Contract maintenance charges............................................  (1,947,008)  (1,894,028)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (4,150,886)     135,171
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.      (1,065)          --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (4,892,711)   5,224,871
NET ASSETS -- BEGINNING OF PERIOD..........................................  38,503,502   33,278,631
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $33,610,791  $38,503,502
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           9           17
  Redeemed.................................................................         (15)         (11)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (6)           6
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         108          116
  Redeemed.................................................................        (149)        (118)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (41)          (2)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                EQ/UBS GROWTH &          EQ/VAN KAMPEN
                                                                                    INCOME*                COMSTOCK*
                                                                            ----------------------  ----------------------
                                                                               2011        2010        2011        2010
                                                                            ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   23,126  $   19,264  $   62,136  $   44,883
  Net realized gain (loss) on investments..................................    102,567     (98,512)     64,210     (57,109)
  Change in unrealized appreciation (depreciation) of investments..........   (273,800)    667,241    (225,974)    528,372
                                                                            ----------  ----------  ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (148,107)    587,993     (99,628)    516,146
                                                                            ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    478,224     593,209     454,010     388,148
   Transfers between funds including guaranteed interest account, net......   (362,536)    (36,961)  1,169,696   1,027,285
   Transfers for contract benefits and terminations........................   (218,454)   (208,668)    (84,850)    (85,160)
   Contract maintenance charges............................................   (268,318)   (276,522)   (220,455)   (182,586)
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   (371,084)     71,058   1,318,401   1,147,687
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --          --          --          --
                                                                            ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (519,191)    659,051   1,218,773   1,663,833
NET ASSETS -- BEGINNING OF PERIOD..........................................  5,420,462   4,761,411   4,199,928   2,536,095
                                                                            ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $4,901,271  $5,420,462  $5,418,701  $4,199,928
                                                                            ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --          20           7
  Redeemed.................................................................         --          --          (9)         (5)
                                                                            ----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         --          --          11           2
                                                                            ==========  ==========  ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................          7          19          28          12
  Redeemed.................................................................        (11)        (19)        (24)         (2)
                                                                            ----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         (4)         --           4          10
                                                                            ==========  ==========  ==========  ==========

                                                                                 EQ/WELLS FARGO
                                                                                  OMEGA GROWTH*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (168,866) $  (116,749)
  Net realized gain (loss) on investments..................................   3,752,128    3,209,597
  Change in unrealized appreciation (depreciation) of investments..........  (8,605,256)   3,770,076
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (5,021,994)   6,862,924
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,816,138    4,683,512
   Transfers between funds including guaranteed interest account, net......  15,454,981   21,093,865
   Transfers for contract benefits and terminations........................  (3,611,038)  (2,867,012)
   Contract maintenance charges............................................  (1,684,992)  (1,250,346)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  13,975,089   21,660,019
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   8,953,095   28,522,943
NET ASSETS -- BEGINNING OF PERIOD..........................................  54,740,075   26,217,132
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $63,693,170  $54,740,075
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          48           18
  Redeemed.................................................................         (22)          (4)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          26           14
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         234          258
  Redeemed.................................................................        (143)         (87)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          91          171
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                              FIDELITY(R) VIP ASSET
                                                                                 MANAGER: GROWTH            FIDELITY(R) VIP
                                                                                    PORTFOLIO           CONTRAFUND(R) PORTFOLIO
                                                                            ------------------------  --------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    56,932  $    27,498  $    389,578  $    375,679
  Net realized gain (loss) on investments..................................     267,048      254,385     7,637,744    (2,745,095)
  Change in unrealized appreciation (depreciation) of investments..........    (617,939)     435,109   (10,121,277)    9,096,325
                                                                            -----------  -----------  ------------  ------------

  Net Increase (decrease) in net assets from operations....................    (293,959)     716,992    (2,093,955)    6,726,909
                                                                            -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     101,193      855,621     1,971,031    11,886,916
   Transfers between funds including guaranteed interest account, net......  (1,449,314)  (3,140,760)    9,216,535       (28,297)
   Transfers for contract benefits and terminations........................    (717,491)    (748,092)  (23,266,129)  (10,468,125)
   Contract maintenance charges............................................     (82,877)    (120,085)   (1,051,959)     (874,911)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (2,148,489)  (3,153,316)  (13,130,522)      515,583
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --            --
                                                                            -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,442,448)  (2,436,324)  (15,224,477)    7,242,492
NET ASSETS -- BEGINNING OF PERIOD..........................................   3,707,956    6,144,280    46,065,523    38,823,031
                                                                            -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 1,265,508  $ 3,707,956  $ 30,841,046  $ 46,065,523
                                                                            ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          18           13           170           128
  Redeemed.................................................................         (29)         (34)         (191)          (83)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................         (11)         (21)          (21)           45
                                                                            ===========  ===========  ============  ============

                                                                                 FIDELITY(R) VIP
                                                                                  EQUITY-INCOME
                                                                                    PORTFOLIO
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   101,202  $    72,693
  Net realized gain (loss) on investments..................................     865,441     (893,320)
  Change in unrealized appreciation (depreciation) of investments..........  (1,013,513)   1,541,601
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................     (46,870)     720,974
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      73,905    1,163,444
   Transfers between funds including guaranteed interest account, net......  (2,121,815)  (1,315,406)
   Transfers for contract benefits and terminations........................  (1,612,748)  (1,095,885)
   Contract maintenance charges............................................     (90,113)    (128,132)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,750,771)  (1,375,979)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (3,797,641)    (655,005)
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,715,143    5,370,148
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $   917,502  $ 4,715,143
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          34           21
  Redeemed.................................................................         (56)         (19)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (22)           2
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY(R) VIP           FIDELITY(R) VIP
                                                                                 GROWTH & INCOME             HIGH INCOME
                                                                                    PORTFOLIO                 PORTFOLIO
                                                                            ------------------------  -------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    80,094  $    19,297  $    726,285  $ 1,512,167
  Net realized gain (loss) on investments..................................     470,683      200,758       658,833    2,251,302
  Change in unrealized appreciation (depreciation) of investments..........    (494,360)     326,909      (807,650)  (1,337,014)
                                                                            -----------  -----------  ------------  -----------

  Net Increase (decrease) in net assets from operations....................      56,417      546,964       577,468    2,426,455
                                                                            -----------  -----------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     283,262    1,251,640       233,417    4,122,460
   Transfers between funds including guaranteed interest account, net......   1,503,950     (971,461)    3,024,795      127,892
   Transfers for contract benefits and terminations........................  (4,510,922)  (1,124,267)  (13,867,113)  (4,147,081)
   Contract maintenance charges............................................    (107,820)    (106,419)     (292,769)    (364,427)
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (2,831,530)    (950,507)  (10,901,670)    (261,156)
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --           --
                                                                            -----------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,775,113)    (403,543)  (10,324,202)   2,165,299
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,338,092    4,741,635    20,003,746   17,838,447
                                                                            -----------  -----------  ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 1,562,979  $ 4,338,092  $  9,679,544  $20,003,746
                                                                            ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          41           24            79           84
  Redeemed.................................................................         (56)         (29)         (142)         (72)
                                                                            -----------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................         (15)          (5)          (63)          12
                                                                            ===========  ===========  ============  ===========

                                                                                 FIDELITY(R) VIP
                                                                                 INVESTMENT GRADE
                                                                                  BOND PORTFOLIO
                                                                            -------------------------
                                                                                2011          2010
                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    401,649  $   777,657
  Net realized gain (loss) on investments..................................      725,082    1,665,271
  Change in unrealized appreciation (depreciation) of investments..........      (67,371)    (859,308)
                                                                            ------------  -----------

  Net Increase (decrease) in net assets from operations....................    1,059,360    1,583,620
                                                                            ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      195,672      390,007
   Transfers between funds including guaranteed interest account, net......  (10,089,389)     878,531
   Transfers for contract benefits and terminations........................     (306,482)    (438,953)
   Contract maintenance charges............................................     (194,221)    (411,817)
                                                                            ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (10,394,420)     417,768
                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --
                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (9,335,060)   2,001,388
NET ASSETS -- BEGINNING OF PERIOD..........................................   21,979,804   19,978,416
                                                                            ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 12,644,744  $21,979,804
                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................           46          118
  Redeemed.................................................................         (115)         (98)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................          (69)          20
                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY(R) VIP            FIDELITY(R) VIP
                                                                                     MID CAP                  MONEY MARKET
                                                                                    PORTFOLIO                  PORTFOLIO
                                                                            -------------------------  -------------------------
                                                                                2011          2010         2011         2010
                                                                            ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    (27,636) $    51,442  $       154  $      1,834
  Net realized gain (loss) on investments..................................    5,403,583   (1,995,194)           2            12
  Change in unrealized appreciation (depreciation) of investments..........  (10,319,155)  11,245,885           (2)          (10)
                                                                            ------------  -----------  -----------  ------------

  Net Increase (decrease) in net assets from operations....................   (4,943,208)   9,302,133          154         1,836
                                                                            ------------  -----------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    1,263,044    7,020,473      827,369       186,870
   Transfers between funds including guaranteed interest account, net......  (15,397,313)  12,819,972   (1,518,755)  (12,287,013)
   Transfers for contract benefits and terminations........................   (5,521,653)  (6,972,073)     (40,886)     (217,166)
   Contract maintenance charges............................................     (801,199)    (758,070)     (55,775)     (154,498)
                                                                            ------------  -----------  -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (20,457,121)  12,110,302     (788,047)  (12,471,807)
                                                                            ------------  -----------  -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --           --            --
                                                                            ------------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (25,400,329)  21,412,435     (787,893)  (12,469,971)
NET ASSETS -- BEGINNING OF PERIOD..........................................   53,110,556   31,698,121    1,544,072    14,014,043
                                                                            ------------  -----------  -----------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 27,710,227  $53,110,556  $   756,179  $  1,544,072
                                                                            ============  ===========  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................           91          138           28            58
  Redeemed.................................................................         (186)         (31)         (27)         (172)
                                                                            ------------  -----------  -----------  ------------
  Net Increase (Decrease)..................................................          (95)         107            1          (114)
                                                                            ============  ===========  ===========  ============

                                                                                 FIDELITY(R) VIP
                                                                                      VALUE
                                                                                    PORTFOLIO
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    29,026  $    56,120
  Net realized gain (loss) on investments..................................     398,103      468,662
  Change in unrealized appreciation (depreciation) of investments..........    (452,778)     318,939
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................     (25,649)     843,721
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      31,622    1,860,786
   Transfers between funds including guaranteed interest account, net......    (962,618)    (673,485)
   Transfers for contract benefits and terminations........................  (3,836,089)  (1,896,822)
   Contract maintenance charges............................................     (76,256)    (152,279)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (4,843,341)    (861,800)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (4,868,990)     (18,079)
NET ASSETS -- BEGINNING OF PERIOD..........................................   5,428,282    5,446,361
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $   559,292  $ 5,428,282
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          17           32
  Redeemed.................................................................         (47)         (38)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (30)          (6)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY(R) VIP
                                                                                      VALUE           FRANKLIN RISING DIVIDENDS
                                                                              STRATEGIES PORTFOLIO       SECURITIES FUND (B)
                                                                            ------------------------  ------------------------
                                                                                2011         2010         2011         2010
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    28,905  $    14,777  $   169,302  $   (10,781)
  Net realized gain (loss) on investments..................................     470,079    1,364,597      142,046       58,781
  Change in unrealized appreciation (depreciation) of investments..........    (799,799)     (33,975)     152,517      559,251
                                                                            -----------  -----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................    (300,815)   1,345,399      463,865      607,251
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      60,229    1,644,763    1,291,308      198,297
   Transfers between funds including guaranteed interest account, net......      76,855   (1,764,369)   1,680,926   16,926,603
   Transfers for contract benefits and terminations........................  (4,851,525)  (1,641,886)    (886,070)    (245,121)
   Contract maintenance charges............................................     (73,140)    (145,636)    (465,618)     (49,185)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (4,787,581)  (1,907,128)   1,620,546   16,830,594
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --         (263)         262
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (5,088,396)    (561,729)   2,084,148   17,438,107
NET ASSETS -- BEGINNING OF PERIOD..........................................   5,402,304    5,964,033   17,438,107           --
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $   313,908  $ 5,402,304  $19,522,255  $17,438,107
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................          --           --          141          168
  Redeemed.................................................................          --           --         (131)          (7)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          --           --           10          161
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          16           20           --           --
  Redeemed.................................................................         (40)         (29)          --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (24)          (9)          --           --
                                                                            ===========  ===========  ===========  ===========

                                                                             FRANKLIN SMALL CAP
                                                                            VALUE SECURITIES FUND (B)
                                                                            ------------------------
                                                                               2011         2010
                                                                             ----------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    5,295    $   (540)
  Net realized gain (loss) on investments..................................     38,231       4,543
  Change in unrealized appreciation (depreciation) of investments..........   (120,669)     73,462
                                                                             ----------    --------

  Net Increase (decrease) in net assets from operations....................    (77,143)     77,465
                                                                             ----------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    136,956      28,352
   Transfers between funds including guaranteed interest account, net......  1,402,883     553,080
   Transfers for contract benefits and terminations........................    (79,647)     (3,538)
   Contract maintenance charges............................................    (50,294)     (8,229)
                                                                             ----------    --------

  Net increase (decrease) in net assets from contractowner transactions....  1,409,898     569,665
                                                                             ----------    --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         (7)          7
                                                                             ----------    --------

INCREASE (DECREASE) IN NET ASSETS..........................................  1,332,748     647,137
NET ASSETS -- BEGINNING OF PERIOD..........................................    647,137          --
                                                                             ----------    --------

NET ASSETS -- END OF PERIOD................................................ $1,979,885    $647,137
                                                                             ==========    ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................         27           7
  Redeemed.................................................................        (11)         (1)
                                                                             ----------    --------
  Net Increase (Decrease)..................................................         16           6
                                                                             ==========    ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................         --          --
  Redeemed.................................................................         --          --
                                                                             ----------    --------
  Net Increase (Decrease)..................................................         --          --
                                                                             ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                            GOLDMAN SACHS
                                                                               FRANKLIN STRATEGIC            VIT MID CAP
                                                                            INCOME SECURITIES FUND (B)     VALUE FUND (B)
                                                                            -------------------------  ----------------------
                                                                                2011         2010         2011        2010
                                                                            -----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   814,469   $   (2,340)  $    6,868  $    9,749
  Net realized gain (loss) on investments..................................    (477,803)      12,372      164,469      36,319
  Change in unrealized appreciation (depreciation) of investments..........    (396,841)      57,129     (559,458)    334,739
                                                                            -----------   ----------   ----------  ----------

  Net Increase (decrease) in net assets from operations....................     (60,175)      67,161     (388,121)    380,807
                                                                            -----------   ----------   ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,104,086      182,542      534,083      75,027
   Transfers between funds including guaranteed interest account, net......   6,141,225    4,319,506    1,316,844   3,224,504
   Transfers for contract benefits and terminations........................    (282,769)      (4,032)     (71,530)     (8,065)
   Contract maintenance charges............................................    (375,245)     (51,585)    (107,677)    (10,515)
                                                                            -----------   ----------   ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   6,587,297    4,446,431    1,671,720   3,280,951
                                                                            -----------   ----------   ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         450           49          722          78
                                                                            -----------   ----------   ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   6,527,572    4,513,641    1,284,321   3,661,836
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,513,641           --    3,661,836          --
                                                                            -----------   ----------   ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $11,041,213   $4,513,641   $4,946,157  $3,661,836
                                                                            ===========   ==========   ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................         138           52           --          --
  Redeemed.................................................................         (78)          (9)          --          --
                                                                            -----------   ----------   ----------  ----------
  Net Increase (Decrease)..................................................          60           43           --          --
                                                                            ===========   ==========   ==========  ==========

UNIT ACTIVITY SERIES II
  Issued...................................................................          --           --           --          --
  Redeemed.................................................................          --           --           --          --
                                                                            -----------   ----------   ----------  ----------
  Net Increase (Decrease)..................................................          --           --           --          --
                                                                            ===========   ==========   ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................          --           --           36          39
  Redeemed.................................................................          --           --          (21)         (5)
                                                                            -----------   ----------   ----------  ----------
  Net Increase (Decrease)..................................................          --           --           15          34
                                                                            ===========   ==========   ==========  ==========

                                                                             INVESCO V.I.
                                                                            DIVIDEND GROWTH
                                                                             FUND (B) (C)
                                                                            ---------------
                                                                                 2011
                                                                            ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................    $     --
  Net realized gain (loss) on investments..................................       8,989
  Change in unrealized appreciation (depreciation) of investments..........       3,817
                                                                               --------

  Net Increase (decrease) in net assets from operations....................      12,806
                                                                               --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      13,984
   Transfers between funds including guaranteed interest account, net......      77,946
   Transfers for contract benefits and terminations........................          --
   Contract maintenance charges............................................      (1,393)
                                                                               --------

  Net increase (decrease) in net assets from contractowner transactions....      90,537
                                                                               --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           9
                                                                               --------

INCREASE (DECREASE) IN NET ASSETS..........................................     103,352
NET ASSETS -- BEGINNING OF PERIOD..........................................          --
                                                                               --------

NET ASSETS -- END OF PERIOD................................................    $103,352
                                                                               ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................          --
  Redeemed.................................................................          --
                                                                               --------
  Net Increase (Decrease)..................................................          --
                                                                               ========

UNIT ACTIVITY SERIES II
  Issued...................................................................          38
  Redeemed.................................................................         (34)
                                                                               --------
  Net Increase (Decrease)..................................................           4
                                                                               ========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................          --
  Redeemed.................................................................          --
                                                                               --------
  Net Increase (Decrease)..................................................          --
                                                                               ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              INVESCO V.I. GLOBAL   INVESCO V.I. INTERNATIONAL
                                                                             REAL ESTATE FUND (B)       GROWTH FUND (B)
                                                                            ----------------------  -------------------------
                                                                               2011        2010         2011         2010
                                                                            ----------  ----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  256,842  $   49,025  $    65,651   $   13,349
  Net realized gain (loss) on investments..................................     (1,887)      5,020       85,405       36,782
  Change in unrealized appreciation (depreciation) of investments..........   (895,770)    123,907   (1,187,542)     299,868
                                                                            ----------  ----------  -----------   ----------

  Net Increase (decrease) in net assets from operations....................   (640,815)    177,952   (1,036,486)     349,999
                                                                            ----------  ----------  -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    968,110     109,179      918,358    1,703,423
   Transfers between funds including guaranteed interest account, net......  3,720,373   3,533,705    6,562,002    4,619,753
   Transfers for contract benefits and terminations........................    (73,321)    (20,094)    (637,818)     (71,211)
   Contract maintenance charges............................................   (221,065)    (22,452)    (224,397)     (26,577)
                                                                            ----------  ----------  -----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....  4,394,097   3,600,338    6,618,145    6,225,388
                                                                            ----------  ----------  -----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         29          36          445           58
                                                                            ----------  ----------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  3,753,311   3,778,326    5,582,104    6,575,445
NET ASSETS -- BEGINNING OF PERIOD..........................................  3,778,326          --    6,575,445           --
                                                                            ----------  ----------  -----------   ----------

NET ASSETS -- END OF PERIOD................................................ $7,531,637  $3,778,326  $12,157,549   $6,575,445
                                                                            ==========  ==========  ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................         82          36          126           65
  Redeemed.................................................................        (40)         (2)         (59)          (3)
                                                                            ----------  ----------  -----------   ----------
  Net Increase (Decrease)..................................................         42          34           67           62
                                                                            ==========  ==========  ===========   ==========

                                                                                INVESCO V.I.
                                                                                MID CAP CORE
                                                                               EQUITY FUND (B)
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (2,270) $    301
  Net realized gain (loss) on investments..................................      7,807    34,990
  Change in unrealized appreciation (depreciation) of investments..........   (248,174)   64,251
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................   (242,637)   99,542
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    246,353    15,005
   Transfers between funds including guaranteed interest account, net......  1,514,333   871,668
   Transfers for contract benefits and terminations........................    (33,421)       --
   Contract maintenance charges............................................    (37,190)   (3,939)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....  1,690,075   882,734
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          7         7
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................  1,447,445   982,283
NET ASSETS -- BEGINNING OF PERIOD..........................................    982,283        --
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $2,429,728  $982,283
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................         23        14
  Redeemed.................................................................         (7)       (5)
                                                                            ----------  --------
  Net Increase (Decrease)..................................................         16         9
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                INVESCO V.I.
                                                                                  SMALL CAP            IVY FUNDS VIP
                                                                               EQUITY FUND (B)    DIVIDEND OPPORTUNITIES (B)
                                                                            --------------------  -------------------------
                                                                               2011       2010       2011          2010
                                                                            ----------  --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (9,910) $   (249) $   19,224    $       --
  Net realized gain (loss) on investments..................................    (83,365)    4,889     (43,505)          313
  Change in unrealized appreciation (depreciation) of investments..........   (212,863)   27,142    (109,558)       22,601
                                                                            ----------  --------   ----------   ----------

  Net Increase (decrease) in net assets from operations....................   (306,138)   31,782    (133,839)       22,914
                                                                            ----------  --------   ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    214,198    22,318     123,560         1,213
   Transfers between funds including guaranteed interest account, net......  2,536,443   322,592     425,690     1,140,967
   Transfers for contract benefits and terminations........................    (32,433)       --     (34,775)         (302)
   Contract maintenance charges............................................    (85,469)   (2,355)    (20,259)          (29)
                                                                            ----------  --------   ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....  2,632,739   342,555     494,216     1,141,849
                                                                            ----------  --------   ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         26         4          --            --
                                                                            ----------  --------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  2,326,627   374,341     360,377     1,164,763
NET ASSETS -- BEGINNING OF PERIOD..........................................    374,341        --   1,164,763            --
                                                                            ----------  --------   ----------   ----------

NET ASSETS -- END OF PERIOD................................................ $2,700,968  $374,341  $1,525,140    $1,164,763
                                                                            ==========  ========   ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         --        --          47            19
  Redeemed.................................................................         --        --         (30)           --
                                                                            ----------  --------   ----------   ----------
  Net Increase (Decrease)..................................................         --        --          17            19
                                                                            ==========  ========   ==========   ==========

UNIT ACTIVITY SERIES II
  Issued...................................................................         46         6          --            --
  Redeemed.................................................................        (23)       (1)         --            --
                                                                            ----------  --------   ----------   ----------
  Net Increase (Decrease)..................................................         23         5          --            --
                                                                            ==========  ========   ==========   ==========

                                                                                 IVY FUNDS VIP
                                                                                   ENERGY (B)
                                                                            -----------------------
                                                                                2011        2010
                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (23,063) $     (830)
  Net realized gain (loss) on investments..................................     (62,089)      9,532
  Change in unrealized appreciation (depreciation) of investments..........    (939,015)    125,399
                                                                            -----------  ----------

  Net Increase (decrease) in net assets from operations....................  (1,024,167)    134,101
                                                                            -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     929,680      89,867
   Transfers between funds including guaranteed interest account, net......   6,871,538   1,071,623
   Transfers for contract benefits and terminations........................    (123,027)    (22,776)
   Contract maintenance charges............................................    (262,216)     (9,911)
                                                                            -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   7,415,975   1,128,803
                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          72          12
                                                                            -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   6,391,880   1,262,916
NET ASSETS -- BEGINNING OF PERIOD..........................................   1,262,916          --
                                                                            -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 7,654,796  $1,262,916
                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         105          22
  Redeemed.................................................................         (35)         (3)
                                                                            -----------  ----------
  Net Increase (Decrease)..................................................          70          19
                                                                            ===========  ==========

UNIT ACTIVITY SERIES II
  Issued...................................................................          --          --
  Redeemed.................................................................          --          --
                                                                            -----------  ----------
  Net Increase (Decrease)..................................................          --          --
                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 IVY FUNDS VIP            IVY FUNDS VIP
                                                                               MID CAP GROWTH (B)    SCIENCE AND TECHNOLOGY (B)
                                                                            -----------------------  -------------------------
                                                                                2011        2010        2011          2010
                                                                            -----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   256,260  $   (2,932) $  164,757    $       --
  Net realized gain (loss) on investments..................................    (608,989)     19,889     305,958        61,370
  Change in unrealized appreciation (depreciation) of investments..........    (681,862)    375,407    (846,068)      236,965
                                                                            -----------  ----------   ----------   ----------

  Net Increase (decrease) in net assets from operations....................  (1,034,591)    392,364    (375,353)      298,335
                                                                            -----------  ----------   ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     795,689     159,653      12,254       344,960
   Transfers between funds including guaranteed interest account, net......   7,958,513   3,255,224   1,361,465     3,113,408
   Transfers for contract benefits and terminations........................    (214,252)     (6,840)   (384,623)         (200)
   Contract maintenance charges............................................    (300,950)    (25,274)    (14,675)       (2,234)
                                                                            -----------  ----------   ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....   8,239,000   3,382,763     974,421     3,455,934
                                                                            -----------  ----------   ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          71          37          --            --
                                                                            -----------  ----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   7,204,480   3,775,164     599,068     3,754,269
NET ASSETS -- BEGINNING OF PERIOD..........................................   3,775,164          --   3,754,269            --
                                                                            -----------  ----------   ----------   ----------

NET ASSETS -- END OF PERIOD................................................ $10,979,644  $3,775,164  $4,353,337    $3,754,269
                                                                            ===========  ==========   ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         147          40          46            42
  Redeemed.................................................................         (84)         (2)        (35)           (5)
                                                                            -----------  ----------   ----------   ----------
  Net Increase (Decrease)..................................................          63          38          11            37
                                                                            ===========  ==========   ==========   ==========

                                                                                 IVY FUNDS VIP
                                                                             SMALL CAP GROWTH (B)
                                                                            ----------------------
                                                                               2011        2010
                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   19,404  $     (552)
  Net realized gain (loss) on investments..................................    (64,879)     37,767
  Change in unrealized appreciation (depreciation) of investments..........   (672,002)    135,376
                                                                            ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (717,477)    172,591
                                                                            ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    417,800      44,928
   Transfers between funds including guaranteed interest account, net......  2,687,564   1,657,163
   Transfers for contract benefits and terminations........................    (42,231)    (13,530)
   Contract maintenance charges............................................   (116,459)     (6,866)
                                                                            ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  2,946,674   1,681,695
                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         65          13
                                                                            ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  2,229,262   1,854,299
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,854,299          --
                                                                            ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $4,083,561  $1,854,299
                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         64          20
  Redeemed.................................................................        (39)         (2)
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................         25          18
                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                LAZARD RETIREMENT
                                                                                EMERGING MARKETS        MFS(R) INTERNATIONAL
                                                                              EQUITY PORTFOLIO (B)       VALUE PORTFOLIO (B)
                                                                            ------------------------  ------------------------
                                                                                2011         2010         2011         2010
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   606,250  $   219,284  $   194,646  $    (8,869)
  Net realized gain (loss) on investments..................................    (761,579)     217,468    1,123,735      144,618
  Change in unrealized appreciation (depreciation) of investments..........  (6,737,484)   1,021,925   (1,955,515)     988,961
                                                                            -----------  -----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (6,892,813)   1,458,677     (637,134)   1,124,710
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,502,071      591,257    1,311,227      320,644
   Transfers between funds including guaranteed interest account, net......  14,072,345   24,232,298    2,485,151   19,654,619
   Transfers for contract benefits and terminations........................  (2,791,742)    (244,437)    (306,572)     (53,603)
   Contract maintenance charges............................................  (1,099,731)    (167,649)    (359,354)     (39,704)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  13,682,943   24,411,469    3,130,452   19,881,956
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         (32)         233          317          186
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   6,790,098   25,870,379    2,493,635   21,006,852
NET ASSETS -- BEGINNING OF PERIOD..........................................  25,870,379           --   21,006,852           --
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $32,660,477  $25,870,379  $23,500,487  $21,006,852
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................          --           --          180          236
  Redeemed.................................................................          --           --         (150)         (26)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          --           --           30          210
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................         319          255           --           --
  Redeemed.................................................................        (197)         (18)          --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         122          237           --           --
                                                                            ===========  ===========  ===========  ===========

                                                                             MFS(R) INVESTORS
                                                                               GROWTH STOCK
                                                                                SERIES (B)
                                                                            ------------------
                                                                              2011      2010
                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ (1,364) $   (350)
  Net realized gain (loss) on investments..................................   23,050     1,380
  Change in unrealized appreciation (depreciation) of investments..........  (26,547)   27,523
                                                                            --------  --------

  Net Increase (decrease) in net assets from operations....................   (4,861)   28,553
                                                                            --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  116,119    12,018
   Transfers between funds including guaranteed interest account, net......  244,515   531,398
   Transfers for contract benefits and terminations........................  (89,410)       --
   Contract maintenance charges............................................  (17,308)   (1,613)
                                                                            --------  --------

  Net increase (decrease) in net assets from contractowner transactions....  253,916   541,803
                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.        4         9
                                                                            --------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................  249,059   570,365
NET ASSETS -- BEGINNING OF PERIOD..........................................  570,365        --
                                                                            --------  --------

NET ASSETS -- END OF PERIOD................................................ $819,424  $570,365
                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................        7         5
  Redeemed.................................................................       (5)       --
                                                                            --------  --------
  Net Increase (Decrease)..................................................        2         5
                                                                            ========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................       --        --
  Redeemed.................................................................       --        --
                                                                            --------  --------
  Net Increase (Decrease)..................................................       --        --
                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             MFS(R) INVESTORS
                                                                             TRUST SERIES (B)  MFS(R) UTILITIES SERIES (B)
                                                                            -----------------  --------------------------
                                                                              2011      2010     2011          2010
                                                                            --------  -------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    709  $   (84) $ 15,270      $     --
  Net realized gain (loss) on investments..................................    1,583    2,576    (9,103)           70
  Change in unrealized appreciation (depreciation) of investments..........   (8,458)   5,805    (5,618)        5,869
                                                                            --------  -------    --------      --------

  Net Increase (decrease) in net assets from operations....................   (6,166)   8,297       549         5,939
                                                                            --------  -------    --------      --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   36,852   12,574    78,784            --
   Transfers between funds including guaranteed interest account, net......  106,453   46,740   517,771       106,273
   Transfers for contract benefits and terminations........................       (1)      --      (257)           --
   Contract maintenance charges............................................   (9,902)  (1,449)   (8,683)          (19)
                                                                            --------  -------    --------      --------

  Net increase (decrease) in net assets from contractowner transactions....  133,402   57,865   587,615       106,254
                                                                            --------  -------    --------      --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       --       --        --            --
                                                                            --------  -------    --------      --------

INCREASE (DECREASE) IN NET ASSETS..........................................  127,236   66,162   588,164       112,193
NET ASSETS -- BEGINNING OF PERIOD..........................................   66,162       --   112,193            --
                                                                            --------  -------    --------      --------

NET ASSETS -- END OF PERIOD................................................ $193,398  $66,162  $700,357      $112,193
                                                                            ========  =======    ========      ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................       --       --        --            --
  Redeemed.................................................................       --       --        --            --
                                                                            --------  -------    --------      --------
  Net Increase (Decrease)..................................................       --       --        --            --
                                                                            ========  =======    ========      ========

UNIT ACTIVITY CLASS B
  Issued...................................................................       --       --        --            --
  Redeemed.................................................................       --       --        --            --
                                                                            --------  -------    --------      --------
  Net Increase (Decrease)..................................................       --       --        --            --
                                                                            ========  =======    ========      ========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................        1        1        31             1
  Redeemed.................................................................       --       --       (13)           --
                                                                            --------  -------    --------      --------
  Net Increase (Decrease)..................................................        1        1        18             1
                                                                            ========  =======    ========      ========

                                                                                   MULTIMANAGER
                                                                              AGGRESSIVE EQUITY* (A)
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ (1,439,228) $  1,117,794
  Net realized gain (loss) on investments..................................    5,345,818      (593,215)
  Change in unrealized appreciation (depreciation) of investments..........  (26,865,077)   56,399,362
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (22,958,487)   56,923,941
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   30,635,879    34,849,746
   Transfers between funds including guaranteed interest account, net......  (16,485,231)     (926,112)
   Transfers for contract benefits and terminations........................  (26,754,808)  (23,728,545)
   Contract maintenance charges............................................  (28,383,268)  (29,589,893)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (40,987,428)  (19,394,804)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --       181,736
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (63,945,915)   37,710,873
NET ASSETS -- BEGINNING OF PERIOD..........................................  387,958,832   350,247,959
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $324,012,917  $387,958,832
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           40           105
  Redeemed.................................................................         (146)         (136)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (106)          (31)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           17            66
  Redeemed.................................................................          (41)          (44)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (24)           22
                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................           --            --
  Redeemed.................................................................           --            --
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --            --
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   MULTIMANAGER
                                                                                    CORE BOND*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  2,146,222  $  2,771,438
  Net realized gain (loss) on investments..................................    4,152,155     3,201,490
  Change in unrealized appreciation (depreciation) of investments..........   (1,185,119)      657,981
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    5,113,258     6,630,909
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    6,730,437     8,149,996
   Transfers between funds including guaranteed interest account, net......  (11,534,493)   (6,292,535)
   Transfers for contract benefits and terminations........................   (6,169,643)   (5,990,348)
   Contract maintenance charges............................................   (6,079,014)   (6,815,252)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (17,052,713)  (10,948,139)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (11,939,455)   (4,317,230)
NET ASSETS -- BEGINNING OF PERIOD..........................................  101,934,621   106,251,851
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 89,995,166  $101,934,621
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           29            40
  Redeemed.................................................................          (46)          (37)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (17)            3
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           79           152
  Redeemed.................................................................         (174)         (225)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (95)          (73)
                                                                            ============  ============

                                                                                                             MULTIMANAGER
                                                                                   MULTIMANAGER             LARGE CAP CORE
                                                                              INTERNATIONAL EQUITY*            EQUITY*
                                                                            -------------------------  -----------------------
                                                                                2011          2010         2011        2010
                                                                            ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    608,761  $ 1,313,475  $    13,958  $    9,998
  Net realized gain (loss) on investments..................................   (5,176,910)  (4,485,469)     (96,376)   (254,164)
  Change in unrealized appreciation (depreciation) of investments..........   (4,214,261)   6,377,051     (640,383)  1,119,543
                                                                            ------------  -----------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................   (8,782,410)   3,205,057     (722,801)    875,377
                                                                            ------------  -----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    6,128,134    5,107,773      946,933     875,017
   Transfers between funds including guaranteed interest account, net......   (3,151,879)  (4,041,227)     648,182     351,274
   Transfers for contract benefits and terminations........................   (3,462,959)  (3,417,117)  (1,066,376)   (430,964)
   Contract maintenance charges............................................   (4,043,545)  (3,347,602)    (578,529)   (554,887)
                                                                            ------------  -----------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   (4,530,249)  (5,698,173)     (49,790)    240,440
                                                                            ------------  -----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --           --          --
                                                                            ------------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (13,312,659)  (2,493,116)    (772,591)  1,115,817
NET ASSETS -- BEGINNING OF PERIOD..........................................   52,103,759   54,596,875    8,660,725   7,544,908
                                                                            ------------  -----------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 38,791,100  $52,103,759  $ 7,888,134  $8,660,725
                                                                            ============  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           11            6            2           2
  Redeemed.................................................................          (14)         (12)          (3)         (4)
                                                                            ------------  -----------  -----------  ----------
  Net Increase (Decrease)..................................................           (3)          (6)          (1)         (2)
                                                                            ============  ===========  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           47           50           20          11
  Redeemed.................................................................          (77)         (85)         (20)         (7)
                                                                            ------------  -----------  -----------  ----------
  Net Increase (Decrease)..................................................          (30)         (35)          --           4
                                                                            ============  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  MULTIMANAGER              MULTIMANAGER
                                                                                LARGE CAP VALUE*           MID CAP GROWTH*
                                                                            ------------------------  ------------------------
                                                                                2011         2010         2011         2010
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   219,259  $   186,100  $  (101,502) $   (98,876)
  Net realized gain (loss) on investments..................................  (1,531,056)  (3,362,074)     889,924     (984,723)
  Change in unrealized appreciation (depreciation) of investments..........    (366,505)   7,222,090   (2,926,611)   7,670,774
                                                                            -----------  -----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (1,678,302)   4,046,116   (2,138,189)   6,587,175
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,640,174    3,322,542    2,757,264    3,174,922
   Transfers between funds including guaranteed interest account, net......  (4,018,096)  (4,018,760)  (2,148,367)  (1,482,128)
   Transfers for contract benefits and terminations........................  (1,887,726)  (1,773,116)  (1,422,384)  (1,092,174)
   Contract maintenance charges............................................  (1,764,019)  (1,940,258)  (2,713,431)  (2,773,031)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (5,029,667)  (4,409,592)  (3,526,918)  (2,172,411)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --           --           --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (6,707,969)    (363,476)  (5,665,107)   4,414,764
NET ASSETS -- BEGINNING OF PERIOD..........................................  34,034,022   34,397,498   30,820,134   26,405,370
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $27,326,053  $34,034,022  $25,155,027  $30,820,134
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           5            6            3            3
  Redeemed.................................................................         (12)          (9)          (7)          (8)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          (7)          (3)          (4)          (5)
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          14           23           24           38
  Redeemed.................................................................         (43)         (56)         (44)         (52)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (29)         (33)         (20)         (14)
                                                                            ===========  ===========  ===========  ===========

                                                                                   MULTIMANAGER
                                                                                  MID CAP VALUE*
                                                                            -------------------------
                                                                                2011          2010
                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (156,968) $   242,735
  Net realized gain (loss) on investments..................................    1,715,263   (1,648,251)
  Change in unrealized appreciation (depreciation) of investments..........   (8,933,727)  13,552,057
                                                                            ------------  -----------

  Net Increase (decrease) in net assets from operations....................   (7,375,432)  12,146,541
                                                                            ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    3,132,281    5,066,230
   Transfers between funds including guaranteed interest account, net......   (3,733,179)  (3,488,029)
   Transfers for contract benefits and terminations........................   (6,124,029)  (3,088,562)
   Contract maintenance charges............................................   (2,539,915)  (2,719,214)
                                                                            ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (9,264,842)  (4,229,575)
                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --
                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (16,640,274)   7,916,966
NET ASSETS -- BEGINNING OF PERIOD..........................................   60,029,286   52,112,320
                                                                            ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 43,389,012  $60,029,286
                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................            9           12
  Redeemed.................................................................          (11)          (9)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           (2)           3
                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           30           49
  Redeemed.................................................................          (83)         (75)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................          (53)         (26)
                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   MULTIMANAGER               MULTIMANAGER
                                                                                MULTI-SECTOR BOND*         SMALL CAP GROWTH*
                                                                            --------------------------  -----------------------
                                                                                2011          2010          2011        2010
                                                                            ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  4,056,796  $  3,112,939  $   (13,331) $  (13,532)
  Net realized gain (loss) on investments..................................   (7,755,380)  (12,298,521)     285,107     163,806
  Change in unrealized appreciation (depreciation) of investments..........    9,280,591    17,422,320   (1,519,093)  1,633,240
                                                                            ------------  ------------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................    5,582,007     8,236,738   (1,247,317)  1,783,514
                                                                            ------------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    9,198,454    15,253,344    1,034,603   1,118,571
   Transfers between funds including guaranteed interest account, net......  (12,237,094)  (13,032,306)    (483,568)   (277,028)
   Transfers for contract benefits and terminations........................   (8,877,760)   (6,551,158)    (248,500)   (161,266)
   Contract maintenance charges............................................   (8,653,765)   (9,391,909)    (510,132)   (493,688)
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (20,570,165)  (13,722,029)    (207,597)    186,589
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --          --
                                                                            ------------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (14,988,158)   (5,485,291)  (1,454,914)  1,970,103
NET ASSETS -- BEGINNING OF PERIOD..........................................  127,109,660   132,594,951    8,520,444   6,550,341
                                                                            ------------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $112,121,502  $127,109,660  $ 7,065,530  $8,520,444
                                                                            ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          138           169           --          --
  Redeemed.................................................................         (216)         (220)          --          --
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          (78)          (51)          --          --
                                                                            ============  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           13            28           25          32
  Redeemed.................................................................          (24)          (28)         (27)        (31)
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          (11)           --           (2)          1
                                                                            ============  ============  ===========  ==========

                                                                                  MULTIMANAGER
                                                                                SMALL CAP VALUE*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (45,219) $   (23,339)
  Net realized gain (loss) on investments..................................    (476,243)  (2,317,014)
  Change in unrealized appreciation (depreciation) of investments..........  (2,028,014)   8,437,526
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (2,549,476)   6,097,173
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,690,055    3,067,500
   Transfers between funds including guaranteed interest account, net......  (2,940,171)  (2,395,018)
   Transfers for contract benefits and terminations........................  (1,509,187)  (1,427,396)
   Contract maintenance charges............................................  (1,906,967)  (2,003,694)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,666,270)  (2,758,608)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (6,215,746)   3,338,565
NET ASSETS -- BEGINNING OF PERIOD..........................................  31,438,223   28,099,658
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $25,222,477  $31,438,223
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           5           10
  Redeemed.................................................................         (10)         (14)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (5)          (4)
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           8           34
  Redeemed.................................................................         (22)         (48)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (14)         (14)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   MULTIMANAGER             MUTUAL SHARES
                                                                                   TECHNOLOGY*           SECURITIES FUND (B)
                                                                            -------------------------  -----------------------
                                                                                2011         2010          2011        2010
                                                                            -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (327,263) $   (313,583) $   177,283  $   15,508
  Net realized gain (loss) on investments..................................   3,498,492     3,968,080      153,770      22,536
  Change in unrealized appreciation (depreciation) of investments..........  (6,908,850)    8,418,185     (461,375)    441,622
                                                                            -----------  ------------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................  (3,737,621)   12,072,682     (130,322)    479,666
                                                                            -----------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   6,130,659     7,830,353      357,843      62,186
   Transfers between funds including guaranteed interest account, net......    (608,494)   (9,488,438)   2,359,718   6,707,063
   Transfers for contract benefits and terminations........................  (6,492,034)   (5,061,716)  (1,570,564)    (69,870)
   Contract maintenance charges............................................  (4,373,403)   (4,527,287)    (124,619)    (24,883)
                                                                            -----------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (5,343,272)  (11,247,088)   1,022,378   6,674,496
                                                                            -----------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --            --          (24)         24
                                                                            -----------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (9,080,893)      825,594      892,032   7,154,186
NET ASSETS -- BEGINNING OF PERIOD..........................................  80,913,092    80,087,498    7,154,186          --
                                                                            -----------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $71,832,199  $ 80,913,092  $ 8,046,218  $7,154,186
                                                                            ===========  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           9             6           --          --
  Redeemed.................................................................          (9)          (10)          --          --
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          --            (4)          --          --
                                                                            ===========  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................          83            80           --          --
  Redeemed.................................................................        (120)         (155)          --          --
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................         (37)          (75)          --          --
                                                                            ===========  ============  ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................          --            --           31          76
  Redeemed.................................................................          --            --          (21)         (3)
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          --            --           10          73
                                                                            ===========  ============  ===========  ==========

UNIT ACTIVITY CLASS II
  Issued...................................................................          --            --           --          --
  Redeemed.................................................................          --            --           --          --
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          --            --           --          --
                                                                            ===========  ============  ===========  ==========

                                                                                NATURAL RESOURCES
                                                                                    PORTFOLIO
                                                                            -------------------------
                                                                                2011          2010
                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $         --  $    19,885
  Net realized gain (loss) on investments..................................    3,357,436    3,985,352
  Change in unrealized appreciation (depreciation) of investments..........   (9,654,001)   3,435,980
                                                                            ------------  -----------

  Net Increase (decrease) in net assets from operations....................   (6,296,565)   7,441,217
                                                                            ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      125,204    3,176,620
   Transfers between funds including guaranteed interest account, net......   (2,166,718)   2,569,426
   Transfers for contract benefits and terminations........................   (4,984,960)  (3,526,695)
   Contract maintenance charges............................................     (466,078)    (485,572)
                                                                            ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (7,492,552)   1,733,779
                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.        3,904           87
                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (13,785,213)   9,175,083
NET ASSETS -- BEGINNING OF PERIOD..........................................   38,116,771   28,941,688
                                                                            ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 24,331,558  $38,116,771
                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           --           --
  Redeemed.................................................................           --           --
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           --           --
                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           --           --
  Redeemed.................................................................           --           --
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           --           --
                                                                            ============  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................           --           --
  Redeemed.................................................................           --           --
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           --           --
                                                                            ============  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................          251          265
  Redeemed.................................................................         (332)        (249)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................          (81)          16
                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 PIMCO VARIABLE
                                                                                INSURANCE TRUST           PIMCO VARIABLE
                                                                             COMMODITYREALRETURN(R)    INSURANCE TRUST REAL
                                                                             STRATEGY PORTFOLIO (B)    RETURN PORTFOLIO (B)
                                                                            -----------------------  -----------------------
                                                                                2011        2010         2011        2010
                                                                            -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   984,436  $   80,463  $   266,202  $   93,995
  Net realized gain (loss) on investments..................................    (144,987)     55,289    1,001,845      19,935
  Change in unrealized appreciation (depreciation) of investments..........  (1,636,915)    153,372      419,988    (224,195)
                                                                            -----------  ----------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................    (797,466)    289,124    1,688,035    (110,265)
                                                                            -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,046,197     115,451    1,369,407     692,746
   Transfers between funds including guaranteed interest account, net......   5,071,914   2,633,388   15,717,806   8,852,167
   Transfers for contract benefits and terminations........................    (177,977)    (23,599)    (750,106)    (16,581)
   Contract maintenance charges............................................    (288,768)    (22,544)    (501,950)    (67,858)
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   5,651,366   2,702,696   15,835,157   9,460,474
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          46          32        2,351          59
                                                                            -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   4,853,946   2,991,852   17,525,543   9,350,268
NET ASSETS -- BEGINNING OF PERIOD..........................................   2,991,852          --    9,350,268          --
                                                                            -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 7,845,798  $2,991,852  $26,875,811  $9,350,268
                                                                            ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR SHARE CLASS
  Issued...................................................................          91          26          233         137
  Redeemed.................................................................         (46)         (2)         (86)        (21)
                                                                            -----------  ----------  -----------  ----------
  Net Increase (Decrease)..................................................          45          24          147         116
                                                                            ===========  ==========  ===========  ==========

                                                                                 PIMCO VARIABLE
                                                                              INSURANCE TRUST TOTAL
                                                                              RETURN PORTFOLIO (B)
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ 1,101,786  $ 1,016,225
  Net realized gain (loss) on investments..................................     (40,814)     273,522
  Change in unrealized appreciation (depreciation) of investments..........     280,072   (1,520,537)
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................   1,341,044     (230,790)
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,350,978    1,850,874
   Transfers between funds including guaranteed interest account, net......  17,079,464   36,127,221
   Transfers for contract benefits and terminations........................  (2,829,844)    (314,167)
   Contract maintenance charges............................................  (1,331,535)    (259,674)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  16,269,063   37,404,254
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       3,367          524
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  17,613,474   37,173,988
NET ASSETS -- BEGINNING OF PERIOD..........................................  37,173,988           --
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $54,787,462  $37,173,988
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR SHARE CLASS
  Issued...................................................................         431          424
  Redeemed.................................................................        (266)         (57)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         165          367
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH
                                                                                    INCOME                SCIENCES
                                                                              PORTFOLIO - II (B)       PORTFOLIO (B)
                                                                            ----------------------  --------------------
                                                                               2011        2010        2011       2010
                                                                            ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   89,935  $   38,834  $       --  $     --
  Net realized gain (loss) on investments..................................     70,704      54,820      34,014     1,365
  Change in unrealized appreciation (depreciation) of investments..........   (448,233)    456,083      66,205    51,462
                                                                            ----------  ----------  ----------  --------
  Net Increase (decrease) in net assets from operations....................   (287,594)    549,737     100,219    52,827
                                                                            ----------  ----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    364,461     132,052      23,533   242,048
   Transfers between funds including guaranteed interest account, net......  4,180,713   4,666,761   1,648,333   473,772
   Transfers for contract benefits and terminations........................    (72,076)         (7)   (320,094)       --
   Contract maintenance charges............................................   (109,755)    (11,369)     (7,993)       --
                                                                            ----------  ----------  ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....  4,363,343   4,787,437   1,343,779   715,820
                                                                            ----------  ----------  ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.        416          83         500        --
                                                                            ----------  ----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................  4,076,165   5,337,257   1,444,498   768,647
NET ASSETS -- BEGINNING OF PERIOD..........................................  5,337,257          --     768,647        --
                                                                            ----------  ----------  ----------  --------
NET ASSETS -- END OF PERIOD................................................ $9,413,422  $5,337,257  $2,213,145  $768,647
                                                                            ==========  ==========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         --          --          --        --
  Redeemed.................................................................         --          --          --        --
                                                                            ----------  ----------  ----------  --------
  Net Increase (Decrease)..................................................         --          --          --        --
                                                                            ==========  ==========  ==========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................         61          60          23         7
  Redeemed.................................................................        (20)         (8)         (7)       --
                                                                            ----------  ----------  ----------  --------
  Net Increase (Decrease)..................................................         41          52          16         7
                                                                            ==========  ==========  ==========  ========

                                                                                   TARGET 2015
                                                                                   ALLOCATION*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    97,057  $    88,747
  Net realized gain (loss) on investments..................................     153,448      301,793
  Change in unrealized appreciation (depreciation) of investments..........    (471,455)     118,868
                                                                            -----------  -----------
  Net Increase (decrease) in net assets from operations....................    (220,950)     509,408
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     177,610    1,194,302
   Transfers between funds including guaranteed interest account, net......  (1,905,804)   2,534,896
   Transfers for contract benefits and terminations........................  (1,117,468)  (1,148,179)
   Contract maintenance charges............................................     (69,947)     (80,818)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (2,915,609)   2,500,201
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (3,136,559)   3,009,609
NET ASSETS -- BEGINNING OF PERIOD..........................................   6,259,312    3,249,703
                                                                            -----------  -----------
NET ASSETS -- END OF PERIOD................................................ $ 3,122,753  $ 6,259,312
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................          26           51
  Redeemed.................................................................         (54)         (30)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (28)          21
                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................          --           --
  Redeemed.................................................................          --           --
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          --           --
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  TARGET 2025              TARGET 2035
                                                                                  ALLOCATION*              ALLOCATION*
                                                                            -----------------------  ----------------------
                                                                                2011        2010        2011        2010
                                                                            -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   109,842  $   93,798  $  103,578  $   75,516
  Net realized gain (loss) on investments..................................      23,698     341,263      72,114     200,210
  Change in unrealized appreciation (depreciation) of investments..........    (453,757)    (20,922)   (561,000)     84,191
                                                                            -----------  ----------  ----------  ----------

  Net Increase (decrease) in net assets from operations....................    (320,217)    414,139    (385,308)    359,917
                                                                            -----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     145,067     554,311     106,175     630,825
   Transfers between funds including guaranteed interest account, net......    (603,011)  5,250,576   1,200,405   4,985,281
   Transfers for contract benefits and terminations........................  (1,296,041)   (501,765)   (305,499)   (597,459)
   Contract maintenance charges............................................     (75,633)    (53,114)    (52,271)    (43,461)
                                                                            -----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (1,829,618)  5,250,008     948,810   4,975,186
                                                                            -----------  ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           8          --          --
                                                                            -----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,149,835)  5,664,155     563,502   5,335,103
NET ASSETS -- BEGINNING OF PERIOD..........................................   7,295,012   1,630,857   6,616,469   1,281,366
                                                                            -----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 5,145,177  $7,295,012  $7,179,971  $6,616,469
                                                                            ===========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................          34          83          32          69
  Redeemed.................................................................         (50)        (30)        (21)        (18)
                                                                            -----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         (16)         53          11          51
                                                                            ===========  ==========  ==========  ==========

                                                                                  TARGET 2045
                                                                                  ALLOCATION*
                                                                            ----------------------
                                                                               2011        2010
                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   15,217  $   13,321
  Net realized gain (loss) on investments..................................     26,555      (8,686)
  Change in unrealized appreciation (depreciation) of investments..........   (146,609)     47,889
                                                                            ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (104,837)     52,524
                                                                            ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     67,909      56,555
   Transfers between funds including guaranteed interest account, net......    (23,312)  1,016,207
   Transfers for contract benefits and terminations........................    (18,520)    (23,154)
   Contract maintenance charges............................................    (19,609)     (8,906)
                                                                            ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....      6,468   1,040,702
                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         11          --
                                                                            ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................    (98,358)  1,093,226
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,245,934     152,708
                                                                            ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $1,147,576  $1,245,934
                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         13          18
  Redeemed.................................................................        (11)         (7)
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................          2          11
                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              TEMPLETON DEVELOPING
                                                                               MARKETS SECURITIES      TEMPLETON GLOBAL BOND
                                                                                    FUND (B)            SECURITIES FUND (B)
                                                                            -----------------------  ------------------------
                                                                                2011        2010         2011         2010
                                                                            -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    39,131  $   (2,776) $ 1,890,336  $   (16,706)
  Net realized gain (loss) on investments..................................      54,573      27,965      203,352      179,564
  Change in unrealized appreciation (depreciation) of investments..........  (1,432,135)    297,560   (4,487,218)     351,880
                                                                            -----------  ----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (1,338,431)    322,749   (2,393,530)     514,738
                                                                            -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,000,788     181,478    2,890,433    1,009,015
   Transfers between funds including guaranteed interest account, net......   4,070,787   3,889,180   41,251,470   15,986,583
   Transfers for contract benefits and terminations........................    (262,027)       (153)    (870,056)    (182,346)
   Contract maintenance charges............................................    (334,001)    (36,359)  (1,025,492)    (183,906)
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   4,475,547   4,034,146   42,246,355   16,629,346
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          40          52           --          601
                                                                            -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   3,137,156   4,356,947   39,852,825   17,144,685
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,356,947          --   17,144,685           --
                                                                            -----------  ----------  -----------  -----------
NET ASSETS -- END OF PERIOD................................................ $ 7,494,103  $4,356,947  $56,997,510  $17,144,685
                                                                            ===========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................          76          41          515          201
  Redeemed.................................................................         (35)         (3)        (122)         (36)
                                                                            -----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................          41          38          393          165
                                                                            ===========  ==========  ===========  ===========

                                                                              TEMPLETON GROWTH
                                                                             SECURITIES FUND (B)
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    7,946  $   (430)
  Net realized gain (loss) on investments..................................      4,299    14,110
  Change in unrealized appreciation (depreciation) of investments..........   (134,884)   36,015
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................   (122,639)   49,695
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    335,941   144,795
   Transfers between funds including guaranteed interest account, net......    572,533   135,904
   Transfers for contract benefits and terminations........................    (57,971)       --
   Contract maintenance charges............................................    (46,272)   (4,179)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....    804,231   276,520
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          7        --
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    681,599   326,215
NET ASSETS -- BEGINNING OF PERIOD..........................................    326,215        --
                                                                            ----------  --------
NET ASSETS -- END OF PERIOD................................................ $1,007,814  $326,215
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................         15         5
  Redeemed.................................................................         (8)       (2)
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          7         3
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                        VANGUARD VARIABLE
                                                                               VAN ECK VIP GLOBAL        INSURANCE FUND -
                                                                              HARD ASSETS FUND (B)    EQUITY INDEX PORTFOLIO
                                                                            -----------------------  -----------------------
                                                                                2011        2010         2011        2010
                                                                            -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    18,161  $   (2,249) $    50,047  $   75,292
  Net realized gain (loss) on investments..................................     (21,336)     15,138      202,508    (306,595)
  Change in unrealized appreciation (depreciation) of investments..........  (2,069,212)    419,035      (63,154)  1,028,835
                                                                            -----------  ----------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................  (2,072,387)    431,924      189,401     797,532
                                                                            -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,088,096     223,228      434,915     945,342
   Transfers between funds including guaranteed interest account, net......   7,395,602   3,447,109   (2,621,025)    (72,370)
   Transfers for contract benefits and terminations........................    (173,572)    (15,313)    (368,677)    (31,709)
   Contract maintenance charges............................................    (379,580)    (22,157)    (327,589)   (516,831)
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   7,930,546   3,632,867   (2,882,376)    324,432
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         454          46           --          --
                                                                            -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   5,858,613   4,064,837   (2,692,975)  1,121,964
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,064,837          --    6,235,626   5,113,662
                                                                            -----------  ----------  -----------  ----------
NET ASSETS -- END OF PERIOD................................................ $ 9,923,450  $4,064,837  $ 3,542,651  $6,235,626
                                                                            ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
  Issued...................................................................         133          38           --          --
  Redeemed.................................................................         (66)         (3)          --          --
                                                                            -----------  ----------  -----------  ----------
  Net Increase (Decrease)..................................................          67          35           --          --
                                                                            ===========  ==========  ===========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................          --          --           10          12
  Redeemed.................................................................          --          --          (32)         (9)
                                                                            -----------  ----------  -----------  ----------
  Net Increase (Decrease)..................................................          --          --          (22)          3
                                                                            ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(a)Multimanager Aggressive Equity replaced Multimanger Large Cap Growth due to a fund merger on September 17, 2010.
(b)Units were made available for sale on May 2, 2010.
(c)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
(d)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(e)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth/(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer II

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Accumulation Nonunitized:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of Contract charges.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                        PURCHASES      SALES
                                       ------------ ------------
All Assset Allocation................. $  5,194,337 $    839,806
American Century VP Mid Cap Value.....   10,144,072    4,816,721
AXA Aggressive Allocation.............   25,250,996   24,886,217
AXA Balanced Strategy.................    4,056,939      670,958
AXA Conservative Allocation...........   21,963,518   11,691,837
AXA Conservative Growth Strategy......      852,064      197,750
AXA Conservatve Strategy..............      399,740      206,178
AXA Conservative-PLUS Allocation......    9,967,638   12,636,180
AXA Growth Strategy...................    6,346,577      610,142
AXA Moderate Allocation...............   75,574,788  135,524,308
AXA Moderate Growth Strategy..........   11,812,367      863,879
AXA Moderate-PLUS Allocation..........   56,641,863   50,534,232
AXA Tactical Manager 2000.............      664,363      234,458
AXA Tactical Manager 400..............    2,494,609      536,191
AXA Tactical Manager 500..............    1,102,828      406,058
AXA Tactical Manager International....    1,448,350      259,646
BlackRock Global Allocation V.I. Fund.    7,672,175    1,238,718
EQ/AllianceBernstein Small Cap Growth.   28,533,325   37,612,641
EQ/BlackRock Basic Value Equity.......   31,781,451   46,393,747
EQ/Boston Advisory Equity Income......    4,454,978    3,684,989
EQ/Calvert Socially Responsible.......      215,663      197,291
EQ/Capital Guardian Research..........    8,215,878   21,599,705
EQ/Common Stock Index.................   47,657,448  186,161,164
EQ/Core Bond Index....................   10,606,381   13,304,741
EQ/Equity 500 Index...................   77,464,304  146,326,449
EQ/Equity Growth PLUS.................   10,465,615   31,676,501
EQ/GAMCO Mergers & Acquisitions.......    6,277,346    3,320,039
EQ/GAMCO Small Company Value..........   28,347,006   29,033,585
EQ/Global Bond PLUS...................   37,627,993   47,686,486
EQ/Global Multi-Sector Equity.........   19,019,652   51,805,960
EQ/Intermediate Government Bond Index.   17,266,562   26,435,288
EQ/International Core PLUS............   11,355,927   10,862,986
EQ/International Equity Index.........   25,740,273   62,741,779
EQ/International Value PLUS...........   16,503,530   32,917,740
EQ/JPMorgan Value Opportunities.......    4,516,697    8,553,777
EQ/Large Cap Core PLUS................    3,045,703    2,866,531
EQ/Large Cap Growth Index.............   19,406,273   28,029,569
EQ/Large Cap Growth PLUS..............   13,336,601   25,814,554
EQ/Large Cap Value Index..............    7,772,774    2,761,172
EQ/Large Cap Value PLUS...............   14,873,418   72,768,400
EQ/Lord Abbett Large Cap Core.........    5,042,675    5,318,419
EQ/MFS International Growth...........   10,212,733    9,322,011
EQ/Mid Cap Index......................   11,506,410   25,734,444
EQ/Mid Cap Value PLUS.................   12,039,788   50,131,976
EQ/Money Market.......................  181,385,802  244,828,381
EQ/Montag & Caldwell Growth...........    6,920,395   10,133,509
EQ/Morgan Stanley Mid Cap Growth......   23,466,925   17,769,542
EQ/Pimco Ultra Short Bond.............    8,537,695   15,325,573
EQ/Quality Bond PLUS..................   12,045,604   24,080,387
EQ/Small Company Index................   20,494,389   17,164,996
EQ/T. Rowe Price Growth Stock.........   11,266,657   15,571,526

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Continued)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
EQ/UBS Growth & Income................................................... $   736,662 $ 1,084,620
EQ/Van Kampen Comstock...................................................   4,356,446   2,975,909
EQ/Wells Fargo Omega Growth..............................................  33,762,097  18,823,079
Fidelity(R) VIP Asset Manger: Growth Portfolio...........................   2,103,475   4,186,777
Fidelity(R) VIP Contrafund(R) Portfolio..................................  21,516,861  34,257,805
Fidelity(R) VIP Equity-Income Portfolio..................................   2,931,703   6,581,272
Fidelity(R) VIP Growth & Income Portfolio................................   4,552,976   7,304,412
Fidelity(R) VIP High Income Portfoliio...................................  13,799,816  23,975,201
Fidelity(R) VIP Investment Grade Bond Portfolio..........................   4,275,684  13,800,493
Fidelity(R) VIP Mid Cap Portfolio........................................  16,842,793  37,253,813
Fidelity(R) VIP Money Market Portfolio...................................   1,285,369   2,073,262
Fidelity(R) VIP Value Portfolio..........................................   2,373,476   7,187,791
Fidelity(R) VIP Value Strategies Portfolio...............................   3,225,835   7,984,511
Franklin Rising Dividends Securities Fund................................  15,778,643  13,988,795
Franklin Small Cap Value Securities Fund.................................   2,430,855   1,015,662
Frankllin Strategic Income Securities Fund...............................  15,780,551   8,378,285
Goldman Sachs VIT Mid Cap Value Fund.....................................   3,904,381   2,225,294
Invesco V.I. Dividend Growth Fund........................................   2,660,462   2,569,924
Invesco V.I. Global Real Estate Fund.....................................   9,004,728   4,353,788
Invesco V.I. International Growth Fund...................................  12,586,363   5,902,066
Invesco V.I. Mid Cap Core Equity Fund....................................   2,460,568     772,762
Invesco V.I. Small Cap Equity Fund.......................................   5,051,714   2,428,884
Ivy Funds VIP Dividend Opportunities.....................................   1,346,333     832,893
Ivy Funds VIP Energy.....................................................  11,271,759   3,878,846
Ivy Funds VIP Mid Cap Growth.............................................  16,539,301   8,044,041
Ivy Funds VIP Science and Technology.....................................   4,621,200   3,482,023
Ivy Funds VIP Small Cap Growth...........................................   7,058,389   4,092,312
Lazard Retirement Emerging Markets Equity Portfolio......................  33,347,953  19,058,760
MFS(R) International Value Portfolio.....................................  18,807,329  15,481,729
MFS(R) Investors Growth Stock Series.....................................     781,837     529,284
MFS(R) Investors Trust Series............................................     150,653      16,544
MFS(R) Utilities Series..................................................   1,389,296     786,411
Multimanager Aggressive Equity...........................................   9,172,719  51,785,811
Multimanager Core Bond...................................................  21,251,502  33,099,542
Multimanager International Equity........................................   9,998,031  13,919,519
Multimanager Large Cap Core Equity.......................................   2,925,955   2,961,787
Multimanager Large Cap Value.............................................   3,316,875   8,124,802
Multimanager Mid Cap Growth..............................................   3,756,413   7,384,833
Multimanager Mid Cap Value...............................................   6,226,690  15,648,500
Multimanager Multi-Sector Bond...........................................  35,692,184  52,216,852
Multimanager Small Cap Growth............................................   2,561,833   2,780,593
Multimanager Small Cap Value.............................................   2,493,641   6,205,130
Multimanager Technology..................................................  14,176,383  19,840,420
Mutual Shares Securities Fund............................................   3,299,848   2,100,186
Natural Resources Portfoliio.............................................  21,868,449  29,357,001
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.  12,601,546   5,965,743
PIMCO Variable Insurance Trust Real Return Portfolio.....................  25,873,926   9,002,372
PIMCO Variable Insurance Trust Total Return Portfolio....................  44,268,658  26,094,685
T. Rowe Price Equity Income Portfolio -- II..............................   6,504,944   2,051,166
T. Rowe Price Health Sciences Portfolio..................................   2,138,326     794,047
Target 2015 Allocation...................................................   2,943,280   5,678,333
Target 2025 Allocation...................................................   3,489,014   5,166,670
Target 2035 Allocation...................................................   3,227,957   2,135,134
Target 2045 Allocation...................................................   1,072,985   1,041,979

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                             PURCHASES     SALES
                                                            ----------- -----------
Templeton Developing Markets Securities Fund............... $ 8,289,928 $ 3,775,249
Templeton Global Bond Securities Fund......................  57,348,727  12,974,102
Templeton Growth Securities Fund...........................   1,594,238     782,060
Van Eck VIP Global Hard Assets Fund........................  15,479,559   7,459,912
Vanguard Variable Insurance Fund -- Equity Index Portfolio.   1,430,545   4,108,496

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of The Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions (Concluded)

   entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On
   April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------
Shares -- Class A             26,132                                389,835
Value -- Class A          $    13.86                           $      17.94
Shares -- Class B            336,192                              7,502,082
Value -- Class B          $    13.86                           $      17.57
Net Assets Before Merger  $5,021,808                           $133,783,417
Net Assets After Merger   $       --                           $138,805,226
------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------
Shares -- Class A            196,762                                886,292
Value -- Class A          $    10.67                           $       5.63
Shares -- Class B            133,471                                692,370
Value -- Class B          $    10.68                           $       5.61
Net Assets Before Merger  $3,524,924                           $  5,349,099
Net Assets After Merger   $       --                           $  8,874,023
------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
------------------------------------------------------------------------------------------------
Shares -- Series II          443,340                                171,907
Value -- Series II        $     5.89                           $      15.19
Net Assets Before Merger  $2,611,274                           $         --
Net Assets After Merger   $       --                           $  2,611,274
------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH MULTIMANAGER AGGRESIVE EQUITY
------------------------------------------------------------------------------------
Shares -- Class A           1,797,726                    13,844,070
Value -- Class A          $      7.88                  $      23.83
Shares -- Class B             422,792                       898,572
Value -- Class B          $      7.72                  $      23.38
Net Assets Before Merger  $17,430,035                  $333,482,766
Net Assets After Merger   $        --                  $350,912,801
------------------------------------------------------------------------------------

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                                          MORTALITY AND
                                                                             EXPENSE         MORTALITY   ADMINISTRATIVE   TOTAL
                                                                          -------------      ---------   --------------   -----

Accumulator Life.........................................................     varies (b)(d)    varies(b)    varies (b)(f) varies

Incentive Life, Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus, Champion 2000.....................................................        0.60%(a)         --             --       0.60%

Incentive Life '02.......................................................     varies (b)(g)       --             --       0.80%

Incentive Life '06.......................................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02..........................................      0.90%(b)(m)        --             --       0.90%

Paramount Life...........................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series......................................        0.60%(b)         --             --       0.60%

Incentive Life COLI......................................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04..................................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999.........................................        0.60%(a)         --             --       0.60%

Survivorship 2000........................................................        0.90%(a)         --             --       0.90%

IL Legacy................................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II.............................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector.............................................................        0.80%(a)         --             --       0.80%

SP-Flex..................................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer..............................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II..............................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy....................................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R)........................................      0.35%(b)(k)        --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.35% (0.50% maximum)
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL Optimizer, IL Optimizer II, and IL Legacy II policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% on premiums

Monthly administrative charges          Monthly                     LOW - $5 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                     YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                    VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                   ------- ----------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)    $104.30         --              --          --        (3.49)%
       Highest contract charge 0.90% Class B (x)   $102.72         --              --          --        (4.36)%
       All contract charges                             --         54         $ 5,611        2.12%          --
2010   Lowest contract charge 0.00% Class B (x)    $108.07         --              --          --        17.91%
       Highest contract charge 0.90% Class B (x)   $107.40         --              --          --        17.27%
       All contract charges                             --         15         $ 1,660        4.25%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class II (x)   $105.82         --              --          --        (0.84)%
       Highest contract charge 0.90% Class II (x)  $104.22         --              --          --        (1.73)%
       All contract charges                             --        150         $15,606        1.26%          --
2010   Lowest contract charge 0.00% Class II (x)   $106.72         --              --          --        18.21%
       Highest contract charge 0.90% Class II (x)  $106.06         --              --          --        17.57%
       All contract charges                             --        107         $11,195        2.28%          --
AXA AGGRESSIVE ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A        $136.84         --              --          --        (7.27)%
       Highest contract charge 0.90% Class A       $127.00         --              --          --        (8.11)%
       All contract charges                             --        464         $59,678        1.38%          --
2010   Lowest contract charge 0.00% Class A        $147.57         --              --          --        13.36%
       Highest contract charge 0.90% Class A       $138.21         --              --          --        12.34%
       All contract charges                             --        517         $73,607        1.76%          --
2009   Lowest contract charge 0.00% Class A        $130.17         --              --          --        27.60%
       Highest contract charge 0.90% Class A       $123.02         --              --          --        26.45%
       All contract charges                             --        541         $68,292        1.23%          --
2008   Lowest contract charge 0.00% Class A        $102.02         --              --          --       (39.04)%
       Highest contract charge 0.90% Class A       $ 97.29         --              --          --       (39.59)%
       All contract charges                             --        557         $55,039        1.79%          --
2007   Lowest contract charge 0.00% Class A        $167.36         --              --          --         6.44%
       Highest contract charge 0.90% Class A       $161.05         --              --          --         5.47%
       All contract charges                             --        458         $75,012        3.31%          --
AXA AGGRESSIVE ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B        $134.06         --              --          --        (7.50)%
       Highest contract charge 0.60% Class B       $127.57         --              --          --        (8.05)%
       All contract charges                             --        414         $54,953        1.38%          --
2010   Lowest contract charge 0.00% Class B        $144.93         --              --          --        13.08%
       Highest contract charge 0.90% Class B       $135.74         --              --          --        12.06%
       All contract charges                             --        383         $55,053        1.76%          --
2009   Lowest contract charge 0.00% Class B        $128.17         --              --          --        27.28%
       Highest contract charge 0.90% Class B       $121.13         --              --          --        26.13%
       All contract charges                             --        342         $43,394        1.23%          --
2008   Lowest contract charge 0.00% Class B        $100.70         --              --          --       (39.19)%
       Highest contract charge 0.90% Class B       $ 96.03         --              --          --       (39.74)%
       All contract charges                             --        242         $24,066        1.79%          --
2007   Lowest contract charge 0.00% Class B        $165.60         --              --          --         6.17%
       Highest contract charge 0.90% Class B       $159.36         --              --          --         5.21%
       All contract charges                             --        140         $22,756        3.31%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA BALANCED STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.29         --              --          --        (2.39)%
       Highest contract charge 0.00% Class B (v)  $109.29         --              --          --        (2.39)%
       All contract charges                            --         44         $ 4,805        1.59%          --
2010   Lowest contract charge 0.00% Class B (v)   $111.97         --              --          --        10.05%
       Highest contract charge 0.00% Class B (v)  $111.97         --              --          --        10.05%
       All contract charges                            --         15         $ 1,657        4.46%          --
2009   Lowest contract charge 0.00% Class B (v)   $101.74         --              --          --         1.85%
       Highest contract charge 0.00% Class B (v)  $101.74         --              --          --         1.85%
       All contract charges                            --         --         $     8        3.59%          --
AXA CONSERVATIVE ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $136.63         --              --          --         2.15%
       Highest contract charge 0.90% Class A      $126.81         --              --          --         1.24%
       All contract charges                            --        252         $29,188        2.05%          --
2010   Lowest contract charge 0.00% Class A       $133.75         --              --          --         7.54%
       Highest contract charge 0.90% Class A      $125.26         --              --          --         6.57%
       All contract charges                            --        165         $20,469        2.30%          --
2009   Lowest contract charge 0.00% Class A       $124.37         --              --          --        10.10%
       Highest contract charge 0.90% Class A      $117.54         --              --          --         9.11%
       All contract charges                            --        235         $28,315        3.52%          --
2008   Lowest contract charge 0.00% Class A       $112.96         --              --          --       (10.80)%
       Highest contract charge 0.90% Class A      $107.73         --              --          --       (11.60)%
       All contract charges                            --        122         $13,469        5.91%          --
2007   Lowest contract charge 0.00% Class A       $126.63         --              --          --         6.07%
       Highest contract charge 0.90% Class A      $121.86         --              --          --         5.11%
       All contract charges                            --         73         $ 9,013        4.70%          --
AXA CONSERVATIVE ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $133.84         --              --          --         1.90%
       Highest contract charge 0.60% Class B      $127.36         --              --          --         1.29%
       All contract charges                            --         72         $ 9,457        2.05%          --
2010   Lowest contract charge 0.00% Class B       $131.35         --              --          --         7.27%
       Highest contract charge 0.90% Class B      $123.01         --              --          --         6.30%
       All contract charges                            --         68         $ 8,753        2.30%          --
2009   Lowest contract charge 0.00% Class B       $122.45         --              --          --         9.83%
       Highest contract charge 0.90% Class B      $115.72         --              --          --         8.84%
       All contract charges                            --         57         $ 6,849        3.52%          --
2008   Lowest contract charge 0.00% Class B       $111.49         --              --          --       (11.01)%
       Highest contract charge 0.90% Class B      $106.32         --              --          --       (11.82)%
       All contract charges                            --         33         $ 3,580        5.91%          --
2007   Lowest contract charge 0.00% Class B       $125.29         --              --          --         5.80%
       Highest contract charge 0.90% Class B      $120.57         --              --          --         4.85%
       All contract charges                            --         12         $ 1,457        4.70%          --
AXA CONSERVATIVE GROWTH STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.24         --              --          --        (1.39)%
       Highest contract charge 0.00% Class B (v)  $109.24         --              --          --        (1.39)%
       All contract charges                            --         10         $ 1,114        1.49%          --
2010   Lowest contract charge 0.00% Class B (v)   $110.78         --              --          --         9.15%
       Highest contract charge 0.00% Class B (v)  $110.78         --              --          --         9.15%
       All contract charges                            --          5         $   506        3.58%          --
2009   Lowest contract charge 0.00% Class B (v)   $101.49         --              --          --         1.63%
       Highest contract charge 0.00% Class B (v)  $101.49         --              --          --         1.63%
       All contract charges                            --         --         $     8        4.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA CONSERVATIVE STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $108.93         --              --          --         0.72%
       Highest contract charge 0.00% Class B (v)  $108.93         --              --          --         0.72%
       All contract charges                            --          8         $   870        1.35%          --
2010   Lowest contract charge 0.00% Class B (v)   $108.15         --              --          --         7.28%
       Highest contract charge 0.00% Class B (v)  $108.15         --              --          --         7.28%
       All contract charges                            --          6         $   696        3.35%          --
2009   Lowest contract charge 0.00% Class B (v)   $100.81         --              --          --         1.00%
       Highest contract charge 0.00% Class B (v)  $100.81         --              --          --         1.00%
       All contract charges                            --         --         $     1        5.24%          --
AXA CONSERVATIVE-PLUS ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $135.93         --              --          --        (0.46)%
       Highest contract charge 0.90% Class A      $126.16         --              --          --        (1.35)%
       All contract charges                            --        174         $20,541        1.64%          --
2010   Lowest contract charge 0.00% Class A       $136.56         --              --          --         9.34%
       Highest contract charge 0.90% Class A      $127.89         --              --          --         8.36%
       All contract charges                            --        206         $25,053        1.91%          --
2009   Lowest contract charge 0.00% Class A       $124.89         --              --          --        14.70%
       Highest contract charge 0.90% Class A      $118.03         --              --          --        13.67%
       All contract charges                            --        283         $33,330        3.39%          --
2008   Lowest contract charge 0.00% Class A       $108.88         --              --          --       (19.22)%
       Highest contract charge 0.90% Class A      $103.83         --              --          --       (19.95)%
       All contract charges                            --        126         $13,363        4.59%          --
2007   Lowest contract charge 0.00% Class A       $134.79         --              --          --         5.75%
       Highest contract charge 0.90% Class A      $129.71         --              --          --         4.80%
       All contract charges                            --         82         $10,940        4.42%          --
AXA CONSERVATIVE-PLUS ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $133.16         --              --          --        (0.71)%
       Highest contract charge 0.60% Class B      $126.71         --              --          --        (1.31)%
       All contract charges                            --        101         $13,152        1.64%          --
2010   Lowest contract charge 0.00% Class B       $134.11         --              --          --         9.07%
       Highest contract charge 0.90% Class B      $125.60         --              --          --         8.09%
       All contract charges                            --         98         $12,914        1.91%          --
2009   Lowest contract charge 0.00% Class B       $122.96         --              --          --        14.42%
       Highest contract charge 0.90% Class B      $116.20         --              --          --        13.39%
       All contract charges                            --         91         $10,952        3.39%          --
2008   Lowest contract charge 0.00% Class B       $107.46         --              --          --       (19.43)%
       Highest contract charge 0.90% Class B      $102.48         --              --          --       (20.15)%
       All contract charges                            --         54         $ 5,770        4.59%          --
2007   Lowest contract charge 0.00% Class B       $133.37         --              --          --         5.49%
       Highest contract charge 0.90% Class B      $128.34         --              --          --         4.54%
       All contract charges                            --         15         $ 1,965        4.42%          --
AXA GROWTH STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.32         --              --          --        (4.41)%
       Highest contract charge 0.00% Class B (v)  $109.32         --              --          --        (4.41)%
       All contract charges                            --         68         $ 7,470        1.62%          --
2010   Lowest contract charge 0.00% Class B (v)   $114.36         --              --          --        11.69%
       Highest contract charge 0.00% Class B (v)  $114.36         --              --          --        11.69%
       All contract charges                            --         19         $ 2,172        3.11%          --
2009   Lowest contract charge 0.00% Class B (v)   $102.40         --              --          --         2.45%
       Highest contract charge 0.00% Class B (v)  $102.40         --              --          --         2.45%
       All contract charges                            --          2         $   159        2.86%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA MODERATE ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $281.06          --               --        --        (2.15)%
       Highest contract charge 0.90% Class A      $255.59          --               --        --        (3.03)%
       All contract charges                            --       1,904       $  904,360      1.67%          --
2010   Lowest contract charge 0.00% Class A       $287.23          --               --        --        10.18%
       Highest contract charge 0.90% Class A      $263.57          --               --        --         9.19%
       All contract charges                            --       2,084       $1,030,819      2.31%          --
2009   Lowest contract charge 0.00% Class A       $260.68          --               --        --        17.30%
       Highest contract charge 0.90% Class A      $241.38          --               --        --        16.25%
       All contract charges                            --       2,251       $1,030,287      1.61%          --
2008   Lowest contract charge 0.00% Class A       $222.23          --               --        --       (24.29)%
       Highest contract charge 0.90% Class A      $207.64          --               --        --       (24.97)%
       All contract charges                            --       2,411       $  962,519      3.66%          --
2007   Lowest contract charge 0.00% Class A       $293.51          --               --        --         6.54%
       Highest contract charge 0.90% Class A      $276.73          --               --        --         5.58%
       All contract charges                            --       2,592       $1,387,781      3.32%          --
AXA MODERATE ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $138.38          --               --        --        (2.40)%
       Highest contract charge 0.60% Class B      $130.99          --               --        --        (2.98)%
       All contract charges                            --       1,046       $  140,565      1.67%          --
2010   Lowest contract charge 0.00% Class B       $141.78          --               --        --         9.91%
       Highest contract charge 0.90% Class B      $142.39          --               --        --         8.92%
       All contract charges                            --       1,031       $  142,138      2.31%          --
2009   Lowest contract charge 0.00% Class B       $128.99          --               --        --        17.01%
       Highest contract charge 0.90% Class B      $130.72          --               --        --        15.96%
       All contract charges                            --         926       $  116,123      1.61%          --
2008   Lowest contract charge 0.00% Class B       $110.24          --               --        --       (24.47)%
       Highest contract charge 0.90% Class B      $112.73          --               --        --       (25.16)%
       All contract charges                            --         772       $   82,571      3.66%          --
2007   Lowest contract charge 0.00% Class B       $145.96          --               --        --         6.27%
       Highest contract charge 0.90% Class B      $150.62          --               --        --         5.31%
       All contract charges                            --         685       $   96,133      3.32%          --
AXA MODERATE GROWTH STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.35          --               --        --        (3.33)%
       Highest contract charge 0.00% Class B (v)  $109.35          --               --        --        (3.33)%
       All contract charges                            --         183       $   19,984      1.43%          --
2010   Lowest contract charge 0.00% Class B (v)   $113.12          --               --        --        10.87%
       Highest contract charge 0.00% Class B (v)  $113.12          --               --        --        10.87%
       All contract charges                            --          89       $   10,098      1.88%          --
2009   Lowest contract charge 0.00% Class B (v)   $102.03          --               --        --         2.11%
       Highest contract charge 0.00% Class B (v)  $102.03          --               --        --         2.11%
       All contract charges                            --          37       $    3,816      1.64%          --
AXA MODERATE-PLUS ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $141.57          --               --        --        (4.72)%
       Highest contract charge 0.90% Class A      $131.40          --               --        --        (5.58)%
       All contract charges                            --       1,493       $  196,420      1.54%          --
2010   Lowest contract charge 0.00% Class A       $148.58          --               --        --        11.83%
       Highest contract charge 0.90% Class A      $139.16          --               --        --        10.82%
       All contract charges                            --       1,603       $  226,810      1.93%          --
2009   Lowest contract charge 0.00% Class A       $132.87          --               --        --        22.27%
       Highest contract charge 0.90% Class A      $125.57          --               --        --        21.16%
       All contract charges                            --       1,623       $  208,381      1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2008   Lowest contract charge 0.00% Class A       $108.67          --              --         --       (31.61)%
       Highest contract charge 0.90% Class A      $103.64          --              --         --       (32.22)%
       All contract charges                            --       1,552        $164,181       2.62%          --
2007   Lowest contract charge 0.00% Class A       $158.89          --              --         --         6.65%
       Highest contract charge 0.90% Class A      $152.90          --              --         --         5.69%
       All contract charges                            --       1,250        $194,601       3.77%          --
AXA MODERATE-PLUS ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $138.68          --              --         --        (4.96)%
       Highest contract charge 0.60% Class B      $131.97          --              --         --        (5.53)%
       All contract charges                            --       1,246        $170,658       1.54%          --
2010   Lowest contract charge 0.00% Class B       $145.92          --              --         --        11.55%
       Highest contract charge 0.90% Class B      $136.66          --              --         --        10.55%
       All contract charges                            --       1,171        $168,831       1.93%          --
2009   Lowest contract charge 0.00% Class B       $130.81          --              --         --        21.95%
       Highest contract charge 0.90% Class B      $123.62          --              --         --        20.85%
       All contract charges                            --       1,000        $129,202       1.64%          --
2008   Lowest contract charge 0.00% Class B       $107.26          --              --         --       (31.77)%
       Highest contract charge 0.90% Class B      $102.29          --              --         --       (32.39)%
       All contract charges                            --         727        $ 76,912       2.62%          --
2007   Lowest contract charge 0.00% Class B       $157.21          --              --         --         6.39%
       Highest contract charge 0.90% Class B      $151.29          --              --         --         5.43%
       All contract charges                            --         430        $ 66,580       3.77%          --
AXA TACTICAL MANAGER 2000
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $ 94.60          --              --         --       (10.55)%
       Highest contract charge 0.90% Class B (x)  $ 93.16          --              --         --       (11.36)%
       All contract charges                            --          10        $    904       0.03%          --
2010   Lowest contract charge 0.00% Class B (x)   $105.76          --              --         --        21.27%
       Highest contract charge 0.90% Class B (x)  $105.10          --              --         --        20.60%
       All contract charges                            --           6        $    594       0.08%          --
AXA TACTICAL MANAGER 400
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $ 98.14          --              --         --        (8.22)%
       Highest contract charge 0.90% Class B (x)  $ 96.65          --              --         --        (9.04)%
       All contract charges                            --          25        $  2,417       0.05%          --
2010   Lowest contract charge 0.00% Class B (x)   $106.93          --              --         --        21.45%
       Highest contract charge 0.90% Class B (x)  $106.26          --              --         --        20.79%
       All contract charges                            --           8        $    804         --           --
AXA TACTICAL MANAGER 500
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $100.10          --              --         --        (3.75)%
       Highest contract charge 0.90% Class B (x)  $ 98.58          --              --         --        (4.62)%
       All contract charges                            --          12        $  1,249       0.57%          --
2010   Lowest contract charge 0.00% Class B (x)   $104.00          --              --         --        17.17%
       Highest contract charge 0.90% Class B (x)  $103.35          --              --         --        16.53%
       All contract charges                            --           6        $    618       0.47%          --
AXA TACTICAL MANAGER INTERNATIONAL
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $ 88.18          --              --         --       (16.05)%
       Highest contract charge 0.90% Class B (x)  $ 86.84          --              --         --       (16.80)%
       All contract charges                            --          17        $  1,507       2.58%          --
2010   Lowest contract charge 0.00% Class B (x)   $105.04          --              --         --        22.34%
       Highest contract charge 0.90% Class B (x)  $104.38          --              --         --        21.67%
       All contract charges                            --           5        $    524       1.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------
                                                     UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                     VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                    ------- ----------------- ---------- -------------- ---------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class III (x)   $102.85         --               --         --        (3.64)%
       Highest contract charge 0.00% Class III (x)  $102.85         --               --         --        (3.64)%
       All contract charges                              --         94         $  6,986       4.38%          --
2010   Lowest contract charge 0.00% Class III (x)   $106.74         --               --         --        15.08%
       Highest contract charge 0.00% Class III (x)  $106.74         --               --         --        15.08%
       All contract charges                              --         17         $  1,392       5.09%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A         $249.07         --               --         --        (0.40)%
       Highest contract charge 0.90% Class A        $218.13         --               --         --        (1.29)%
       All contract charges                              --        584         $134,094         --           --
2010   Lowest contract charge 0.00% Class A         $250.06         --               --         --        33.58%
       Highest contract charge 0.90% Class A        $220.99         --               --         --        32.38%
       All contract charges                              --        629         $146,763       0.04%          --
2009   Lowest contract charge 0.00% Class A         $187.20         --               --         --        36.02%
       Highest contract charge 0.90% Class A        $166.93         --               --         --        34.79%
       All contract charges                              --        664         $117,397       0.13%          --
2008   Lowest contract charge 0.00% Class A         $137.63         --               --         --       (44.52)%
       Highest contract charge 0.90% Class A        $123.85         --               --         --       (45.02)%
       All contract charges                              --        719         $ 93,895       0.01%          --
2007   Lowest contract charge 0.00% Class A         $248.07         --               --         --        16.99%
       Highest contract charge 0.90% Class A        $225.25         --               --         --        15.92%
       All contract charges                              --        776         $183,518         --           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B         $204.44         --               --         --        (0.65)%
       Highest contract charge 0.60% Class B        $168.98         --               --         --        (1.24)%
       All contract charges                              --        294         $ 50,570         --           --
2010   Lowest contract charge 0.00% Class B         $205.77         --               --         --        33.25%
       Highest contract charge 0.90% Class B        $164.79         --               --         --        32.05%
       All contract charges                              --        320         $ 55,480       0.04%          --
2009   Lowest contract charge 0.00% Class B         $154.43         --               --         --        35.68%
       Highest contract charge 0.90% Class B        $124.79         --               --         --        34.46%
       All contract charges                              --        339         $ 44,293       0.13%          --
2008   Lowest contract charge 0.00% Class B         $113.82         --               --         --       (44.66)%
       Highest contract charge 0.90% Class B        $ 92.81         --               --         --       (45.16)%
       All contract charges                              --        371         $ 35,774       0.01%          --
2007   Lowest contract charge 0.00% Class B         $205.66         --               --         --        16.69%
       Highest contract charge 0.90% Class B        $169.23         --               --         --        15.63%
       All contract charges                              --        384         $ 67,100         --           --
EQ/BLACKROCK BASIC VALUE EQUITY
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A         $190.61         --               --         --        (2.86)%
       Highest contract charge 0.60% Class A        $181.40         --               --         --        (3.44)%
       All contract charges                              --        203         $ 27,534       1.27%          --
2010   Lowest contract charge 0.00% Class A         $196.23         --               --         --        12.56%
       Highest contract charge 0.60% Class A        $187.87         --               --         --        11.89%
       All contract charges                              --        193         $ 28,298       1.38%          --
2009   Lowest contract charge 0.00% Class A         $174.33         --               --         --        30.60%
       Highest contract charge 0.60% Class A        $167.91         --               --         --        29.82%
       All contract charges                              --        137         $ 23,060       2.76%          --
2008   Lowest contract charge 0.00% Class A         $133.48         --               --         --       (36.40)%
       Highest contract charge 0.60% Class A        $129.34         --               --         --       (36.78)%
       All contract charges                              --        118         $ 15,312       1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2007   Lowest contract charge 0.00% Class A       $209.86         --               --         --         1.43%
       Highest contract charge 0.60% Class A      $204.58         --               --         --         0.82%
       All contract charges                            --         92         $ 18,777       1.08%          --
EQ/BLACKROCK BASIC VALUE EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $250.90         --               --         --        (3.10)%
       Highest contract charge 0.90% Class B      $219.75         --               --         --        (3.98)%
       All contract charges                            --        604         $138,637       1.27%          --
2010   Lowest contract charge 0.00% Class B       $258.94         --               --         --        12.28%
       Highest contract charge 0.90% Class B      $228.85         --               --         --        11.27%
       All contract charges                            --        676         $160,888       1.38%          --
2009   Lowest contract charge 0.00% Class B       $230.61         --               --         --        30.28%
       Highest contract charge 0.90% Class B      $205.66         --               --         --        29.11%
       All contract charges                            --        658         $139,175       2.76%          --
2008   Lowest contract charge 0.00% Class B       $177.01         --               --         --       (36.56)%
       Highest contract charge 0.90% Class B      $159.29         --               --         --       (37.13)%
       All contract charges                            --        668         $108,533       1.72%          --
2007   Lowest contract charge 0.00% Class B       $279.01         --               --         --         1.18%
       Highest contract charge 0.90% Class B      $253.37         --               --         --         0.27%
       All contract charges                            --        716         $183,917       1.08%          --
EQ/BOSTON ADVISORS EQUITY INCOME
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 86.51         --               --         --        (0.15)%
       Highest contract charge 0.90% Class A (a)  $ 82.91         --               --         --        (1.05)%
       All contract charges                            --         50         $  4,192       2.15%          --
2010   Lowest contract charge 0.00% Class A (a)   $ 86.64         --               --         --        15.99%
       Highest contract charge 0.90% Class A (a)  $ 83.79         --               --         --        14.95%
       All contract charges                            --         51         $  4,358       2.54%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 74.69         --               --         --        11.83%
       Highest contract charge 0.90% Class A (a)  $ 72.89         --               --         --        10.83%
       All contract charges                            --         57         $  4,166       2.64%          --
2008   Lowest contract charge 0.00% Class A (a)   $ 66.79         --               --         --       (32.12)%
       Highest contract charge 0.90% Class A (a)  $ 65.77         --               --         --       (32.74)%
       All contract charges                            --         48         $  3,153       3.06%          --
2007   Lowest contract charge 0.00% Class A (a)   $ 98.40         --               --         --        (1.60)%
       Highest contract charge 0.90% Class A (a)  $ 97.78         --               --         --        (2.22)%
       All contract charges                       $    --         17         $  1,714       2.69%          --
EQ/BOSTON ADVISORS EQUITY INCOME
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $119.20         --               --         --        (0.39)%
       Highest contract charge 0.60% Class B      $ 83.11         --               --         --        (0.99)%
       All contract charges                            --         70         $  7,794       2.15%          --
2010   Lowest contract charge 0.00% Class B       $119.67         --               --         --        15.70%
       Highest contract charge 0.90% Class B (a)  $ 83.01         --               --         --        14.66%
       All contract charges                            --         63         $  7,040       2.54%          --
2009   Lowest contract charge 0.00% Class B       $103.43         --               --         --        11.55%
       Highest contract charge 0.90% Class B (a)  $ 72.39         --               --         --        10.54%
       All contract charges                            --         61         $  5,880       2.64%          --
2008   Lowest contract charge 0.00% Class B       $ 92.72         --               --         --       (32.30)%
       Highest contract charge 0.90% Class B (a)  $ 65.49         --               --         --       (32.91)%
       All contract charges                            --         58         $  4,949       3.06%          --
2007   Lowest contract charge 0.00% Class B       $136.96         --               --         --         3.70%
       Highest contract charge 0.90% Class B (a)  $ 97.61         --               --         --        (2.39)%
       All contract charges                            --         34         $  4,423       2.69%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A   $144.65         --              --          --         0.52%
       Highest contract charge 0.00% Class A  $144.65         --              --          --         0.52%
       All contract charges                        --         --         $    61        0.42%          --
2010   Lowest contract charge 0.00% Class A   $143.90         --              --          --        12.81%
       Highest contract charge 0.00% Class A  $143.90         --              --          --        12.81%
       All contract charges                        --         --         $    50        0.05%          --
2009   Lowest contract charge 0.00% Class A   $127.56         --              --          --        31.21%
       Highest contract charge 0.00% Class A  $127.56         --              --          --        31.21%
       All contract charges                        --         --         $    41        0.30%          --
2008   Lowest contract charge 0.00% Class A   $ 97.22         --              --          --       (45.08)%
       Highest contract charge 0.00% Class A  $ 97.22         --              --          --       (45.08)%
       All contract charges                        --         --         $    24        0.33%          --
2007   Lowest contract charge 0.00% Class A   $177.03         --              --          --        12.41%
       Highest contract charge 0.00% Class A  $177.03         --              --          --        12.41%
       All contract charges                        --         --         $    12        0.40%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $ 90.62         --              --          --         0.28%
       Highest contract charge 0.90% Class B  $ 81.02         --              --          --        (0.63)%
       All contract charges                        --          7         $   609        0.42%          --
2010   Lowest contract charge 0.00% Class B   $ 90.37         --              --          --        12.52%
       Highest contract charge 0.90% Class B  $ 81.53         --              --          --        11.51%
       All contract charges                        --          7         $   600        0.05%          --
2009   Lowest contract charge 0.00% Class B   $ 80.31         --              --          --        30.89%
       Highest contract charge 0.90% Class B  $ 73.12         --              --          --        29.71%
       All contract charges                        --          6         $   492        0.30%          --
2008   Lowest contract charge 0.00% Class B   $ 61.36         --              --          --       (45.22)%
       Highest contract charge 0.90% Class B  $ 56.37         --              --          --       (45.71)%
       All contract charges                        --          7         $   401        0.33%          --
2007   Lowest contract charge 0.00% Class B   $112.02         --              --          --        12.13%
       Highest contract charge 0.90% Class B  $103.84         --              --          --        11.12%
       All contract charges                        --          7         $   747        0.40%          --
EQ/CAPITAL GUARDIAN RESEARCH (D)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $187.09         --              --          --         4.26%
       Highest contract charge 0.60% Class A  $121.59         --              --          --         3.64%
       All contract charges                        --         65         $10,218        0.74%          --
2010   Lowest contract charge 0.00% Class A   $179.45         --              --          --        16.09%
       Highest contract charge 0.60% Class A  $117.32         --              --          --        15.39%
       All contract charges                        --         68         $10,397        0.76%          --
2009   Lowest contract charge 0.00% Class A   $154.58         --              --          --        31.78%
       Highest contract charge 0.60% Class A  $101.67         --              --          --        30.99%
       All contract charges                        --         64         $ 9,138        1.18%          --
2008   Lowest contract charge 0.00% Class A   $117.30         --              --          --       (39.51)%
       Highest contract charge 0.60% Class A  $ 77.62         --              --          --       (39.87)%
       All contract charges                        --         64         $ 6,892        0.93%          --
2007   Lowest contract charge 0.00% Class A   $193.92         --              --          --         1.90%
       Highest contract charge 0.60% Class A  $129.09         --              --          --         1.28%
       All contract charges                        --         65         $11,625        1.25%          --
EQ/CAPITAL GUARDIAN RESEARCH (D)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $142.14         --              --          --         4.00%
       Highest contract charge 0.90% Class B  $127.14         --              --          --         3.07%
       All contract charges                        --        548         $72,714        0.74%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/CAPITAL GUARDIAN RESEARCH (D) (CONTINUED)
2010   Lowest contract charge 0.00% Class B   $136.67          --               --        --        15.80%
       Highest contract charge 0.90% Class B  $123.35          --               --        --        14.76%
       All contract charges                        --         645       $   82,860      0.76%          --
2009   Lowest contract charge 0.00% Class B   $118.02          --               --        --        31.46%
       Highest contract charge 0.90% Class B  $107.49          --               --        --        30.28%
       All contract charges                        --         739       $   82,540      1.18%          --
2008   Lowest contract charge 0.00% Class B   $ 89.78          --               --        --       (39.66)%
       Highest contract charge 0.90% Class B  $ 82.51          --               --        --       (40.21)%
       All contract charges                        --         839       $   71,731      0.93%          --
2007   Lowest contract charge 0.00% Class B   $148.80          --               --        --         1.66%
       Highest contract charge 0.90% Class B  $137.99          --               --        --         0.73%
       All contract charges                        --         991       $  141,208      1.25%          --
EQ/COMMON STOCK INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $311.78          --               --        --         0.78%
       Highest contract charge 0.90% Class A  $334.99          --               --        --        (0.13)%
       All contract charges                        --       1,883       $1,134,175      1.45%          --
2010   Lowest contract charge 0.00% Class A   $309.36          --               --        --        16.16%
       Highest contract charge 0.90% Class A  $335.41          --               --        --        15.11%
       All contract charges                        --       2,104       $1,268,082      1.50%          --
2009   Lowest contract charge 0.00% Class A   $266.33          --               --        --        28.65%
       Highest contract charge 0.90% Class A  $291.37          --               --        --        27.49%
       All contract charges                        --       2,319       $1,221,065      1.98%          --
2008   Lowest contract charge 0.00% Class A   $207.02          --               --        --       (43.66)%
       Highest contract charge 0.90% Class A  $228.54          --               --        --       (44.16)%
       All contract charges                        --       2,570       $1,063,965      1.76%          --
2007   Lowest contract charge 0.00% Class A   $367.42          --               --        --         3.74%
       Highest contract charge 0.90% Class A  $409.31          --               --        --         2.80%
       All contract charges                        --       2,851       $2,121,464      1.21%          --
EQ/COMMON STOCK INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B   $ 97.37          --               --        --         0.54%
       Highest contract charge 0.60% Class B  $108.76          --               --        --        (0.06)%
       All contract charges                        --       1,270       $  136,452      1.45%          --
2010   Lowest contract charge 0.00% Class B   $ 96.85          --               --        --        15.87%
       Highest contract charge 0.90% Class B  $104.82          --               --        --        14.83%
       All contract charges                        --       1,377       $  148,154      1.50%          --
2009   Lowest contract charge 0.00% Class B   $ 83.59          --               --        --        28.32%
       Highest contract charge 0.90% Class B  $ 91.28          --               --        --        27.17%
       All contract charges                        --       1,434       $  134,673      1.98%          --
2008   Lowest contract charge 0.00% Class B   $ 65.14          --               --        --       (43.79)%
       Highest contract charge 0.90% Class B  $ 71.78          --               --        --       (44.30)%
       All contract charges                        --       1,545       $  114,072      1.76%          --
2007   Lowest contract charge 0.00% Class B   $115.89          --               --        --         3.48%
       Highest contract charge 0.90% Class B  $128.87          --               --        --         2.54%
       All contract charges                        --       1,632       $  215,773      1.21%          --
EQ/CORE BOND INDEX (I) (R)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $127.85          --               --        --         5.06%
       Highest contract charge 0.90% Class A  $122.00          --               --        --         4.12%
       All contract charges                        --         260       $   35,436      2.03%          --
2010   Lowest contract charge 0.00% Class A   $121.69          --               --        --         6.04%
       Highest contract charge 0.90% Class A  $117.17          --               --        --         5.09%
       All contract charges                        --         281       $   36,552      2.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/CORE BOND INDEX (I) (R) (CONTINUED)
2009   Lowest contract charge 0.00% Class A   $114.76          --              --         --         2.93%
       Highest contract charge 0.90% Class A  $111.50          --              --         --         1.85%
       All contract charges                        --         277        $ 34,011       2.63%          --
2008   Lowest contract charge 0.00% Class A   $111.49          --              --         --        (8.70)%
       Highest contract charge 0.60% Class A  $114.58          --              --         --        (9.24)%
       All contract charges                        --         177        $ 19,837       4.36%          --
2007   Lowest contract charge 0.00% Class A   $122.11          --              --         --         3.35%
       Highest contract charge 0.60% Class A  $126.25          --              --         --         2.73%
       All contract charges                        --         183        $ 22,459       4.85%          --
EQ/CORE BOND INDEX (I) (R)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B   $132.84          --              --         --         4.80%
       Highest contract charge 0.60% Class B  $153.36          --              --         --         4.17%
       All contract charges                        --         129        $ 18,727       2.03%          --
2010   Lowest contract charge 0.00% Class B   $126.76          --              --         --         5.78%
       Highest contract charge 0.90% Class B  $141.79          --              --         --         4.83%
       All contract charges                        --         134        $ 18,791       2.41%          --
2009   Lowest contract charge 0.00% Class B   $119.83          --              --         --         2.69%
       Highest contract charge 0.90% Class B  $135.26          --              --         --         1.76%
       All contract charges                        --         148        $ 19,669       2.63%          --
2008   Lowest contract charge 0.00% Class B   $116.70          --              --         --        (8.93)%
       Highest contract charge 0.90% Class B  $132.92          --              --         --        (9.76)%
       All contract charges                        --         231        $ 30,469       4.36%          --
2007   Lowest contract charge 0.00% Class B   $128.15          --              --         --         3.11%
       Highest contract charge 0.90% Class B  $147.29          --              --         --         2.17%
       All contract charges                        --         266        $ 39,114       4.85%          --
EQ/EQUITY 500 INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $352.17          --              --         --         1.77%
       Highest contract charge 0.90% Class A  $302.87          --              --         --         0.85%
       All contract charges                        --       1,247        $396,873       1.66%          --
2010   Lowest contract charge 0.00% Class A   $346.06          --              --         --        14.67%
       Highest contract charge 0.90% Class A  $300.32          --              --         --        13.63%
       All contract charges                        --       1,432        $460,626       1.63%          --
2009   Lowest contract charge 0.00% Class A   $301.80          --              --         --        26.18%
       Highest contract charge 0.90% Class A  $264.28          --              --         --        25.04%
       All contract charges                        --       1,537        $434,234       2.17%          --
2008   Lowest contract charge 0.00% Class A   $239.18          --              --         --       (37.17)%
       Highest contract charge 0.90% Class A  $211.35          --              --         --       (37.73)%
       All contract charges                        --       1,683        $378,210       1.89%          --
2007   Lowest contract charge 0.00% Class A   $380.65          --              --         --         5.22%
       Highest contract charge 0.90% Class A  $339.42          --              --         --         4.27%
       All contract charges                        --       1,757        $629,598       1.54%          --
EQ/EQUITY 500 INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B   $106.60          --              --         --         1.51%
       Highest contract charge 0.60% Class B  $102.10          --              --         --         0.91%
       All contract charges                        --         977        $100,915       1.66%          --
2010   Lowest contract charge 0.00% Class B   $105.01          --              --         --        14.38%
       Highest contract charge 0.90% Class B  $112.13          --              --         --        13.35%
       All contract charges                        --       1,034        $105,553       1.63%          --
2009   Lowest contract charge 0.00% Class B   $ 91.81          --              --         --        25.87%
       Highest contract charge 0.90% Class B  $ 98.92          --              --         --        24.73%
       All contract charges                        --       1,049        $ 93,840       2.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                 ------- ----------------- ---------- -------------- ---------
EQ/EQUITY 500 INDEX (CONTINUED)
2008  Lowest contract charge 0.00% Class B       $ 72.94          --              --         --       (37.33)%
      Highest contract charge 0.90% Class B      $ 79.31          --              --         --       (37.88)%
      All contract charges                            --       1,013        $ 72,180       1.89%          --
2007  Lowest contract charge 0.00% Class B       $116.38          --              --         --         4.95%
      Highest contract charge 0.90% Class B      $127.68          --              --         --         4.00%
      All contract charges                            --       1,054        $119,906       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A       $163.00          --              --         --        (5.92)%
      Highest contract charge 0.60% Class A      $155.12          --              --         --        (6.48)%
      All contract charges                            --         174        $ 28,035       0.31%          --
2010  Lowest contract charge 0.00% Class A       $173.25          --              --         --        15.43%
      Highest contract charge 0.60% Class A      $165.86          --              --         --        14.74%
      All contract charges                            --         204        $ 35,000       0.35%          --
2009  Lowest contract charge 0.00% Class A       $150.08          --              --         --        27.85%
      Highest contract charge 0.60% Class A      $144.56          --              --         --        27.08%
      All contract charges                            --         227        $ 33,783       0.92%          --
2008  Lowest contract charge 0.00% Class A       $117.39          --              --         --       (40.15)%
      Highest contract charge 0.60% Class A      $113.75          --              --         --       (40.51)%
      All contract charges                            --         232        $ 26,902       1.01%          --
2007  Lowest contract charge 0.00% Class A       $196.14          --              --         --        14.33%
      Highest contract charge 0.60% Class A      $191.21          --              --         --        13.64%
      All contract charges                            --         198        $ 38,456       0.24%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B       $155.08          --              --         --        (6.19)%
      Highest contract charge 0.90% Class B      $141.36          --              --         --        (7.04)%
      All contract charges                            --         469        $ 69,267       0.31%          --
2010  Lowest contract charge 0.00% Class B       $165.32          --              --         --        15.26%
      Highest contract charge 0.90% Class B      $152.06          --              --         --        14.22%
      All contract charges                            --         570        $ 90,086       0.35%          --
2009  Lowest contract charge 0.00% Class B       $143.43          --              --         --        27.81%
      Highest contract charge 0.90% Class B      $133.13          --              --         --        26.66%
      All contract charges                            --         686        $ 94,638       0.92%          --
2008  Lowest contract charge 0.00% Class B       $112.22          --              --         --       (40.29)%
      Highest contract charge 0.90% Class B      $105.11          --              --         --       (40.83)%
      All contract charges                            --         803        $ 86,963       1.01%          --
2007  Lowest contract charge 0.00% Class B       $187.95          --              --         --        14.05%
      Highest contract charge 0.90% Class B      $177.63          --              --         --        13.01%
      All contract charges                            --         778        $141,730       0.24%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Class A       $107.04          --              --         --         1.60%
      Highest contract charge 0.00% Class A      $107.04          --              --         --         1.60%
      All contract charges                            --           9        $    922       0.22%          --
2010  Lowest contract charge 0.00% Class A       $105.35          --              --         --         9.46%
      Highest contract charge 0.00% Class A      $105.35          --              --         --         9.46%
      All contract charges                            --           2        $    222         --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B       $137.34          --              --         --         1.35%
      Highest contract charge 0.90% Class B (a)  $105.54          --              --         --         0.44%
      All contract charges                            --         101        $ 11,469       0.22%          --
2010  Lowest contract charge 0.00% Class B       $135.51          --              --         --         9.62%
      Highest contract charge 0.90% Class B (a)  $105.08          --              --         --         8.64%
      All contract charges                            --          86        $  9,576         --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                 ------- ----------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2009  Lowest contract charge 0.00% Class B       $123.62         --              --          --        16.63%
      Highest contract charge 0.90% Class B (a)  $ 96.72         --              --          --        15.57%
      All contract charges                            --         64         $ 6,599          --           --
2008  Lowest contract charge 0.00% Class B       $105.99         --              --          --       (13.83)%
      Highest contract charge 0.90% Class B (a)  $ 83.69         --              --          --       (14.59)%
      All contract charges                            --         45         $ 3,909        0.62%          --
2007  Lowest contract charge 0.00% Class B       $123.00         --              --          --         3.43%
      Highest contract charge 0.90% Class B (a)  $ 97.99         --              --          --        (2.01)%
      All contract charges                            --         24         $ 2,454        1.65%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Class A (x)   $109.85         --              --          --        (3.25)%
      Highest contract charge 0.00% Class A (x)  $109.85         --              --          --        (3.25)%
      All contract charges                            --         46         $ 3,385        0.08%          --
2010  Lowest contract charge 0.00% Class A (x)   $113.54         --              --          --        28.64%
      Highest contract charge 0.00% Class A (x)  $113.54         --              --          --        28.64%
      All contract charges                            --         20         $ 1,661        0.43%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B       $193.20         --              --          --        (3.49)%
      Highest contract charge 0.90% Class B (a)  $120.95         --              --          --        (4.36)%
      All contract charges                            --        589         $86,433        0.08%          --
2010  Lowest contract charge 0.00% Class B       $200.19         --              --          --        32.64%
      Highest contract charge 0.90% Class B (a)  $126.46         --              --          --        31.45%
      All contract charges                            --        629         $93,432        0.43%          --
2009  Lowest contract charge 0.00% Class B       $150.93         --              --          --        41.45%
      Highest contract charge 0.90% Class B (a)  $ 96.20         --              --          --        40.18%
      All contract charges                            --        446         $51,042        0.49%          --
2008  Lowest contract charge 0.00% Class B       $106.70         --              --          --       (30.66)%
      Highest contract charge 0.90% Class B (a)  $ 68.63         --              --          --       (31.28)%
      All contract charges                            --        319         $26,043        0.74%          --
2007  Lowest contract charge 0.00% Class B       $153.87         --              --          --         9.30%
      Highest contract charge 0.90% Class B (a)  $ 99.87         --              --          --        (0.13)%
      All contract charges                            --        168         $20,185        0.78%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A       $139.82         --              --          --         4.63%
      Highest contract charge 0.90% Class A (a)  $125.50         --              --          --         3.69%
      All contract charges                            --        117         $15,161        2.50%          --
2010  Lowest contract charge 0.00% Class A       $133.63         --              --          --         6.55%
      Highest contract charge 0.90% Class A (a)  $121.03         --              --          --         5.59%
      All contract charges                            --        191         $24,582        2.75%          --
2009  Lowest contract charge 0.00% Class A       $125.42         --              --          --         2.29%
      Highest contract charge 0.90% Class A (a)  $114.62         --              --          --         1.36%
      All contract charges                            --        201         $24,221        0.80%          --
2008  Lowest contract charge 0.00% Class A       $122.61         --              --          --         6.75%
      Highest contract charge 0.90% Class A (a)  $113.08         --              --          --         5.79%
      All contract charges                            --        196         $23,223       20.80%          --
2007  Lowest contract charge 0.00% Class A       $114.86         --              --          --         9.59%
      Highest contract charge 0.90% Class A (a)  $106.89         --              --          --         6.89%
      All contract charges                            --         50         $ 5,603        7.15%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class B       $133.23         --              --          --         4.40%
      Highest contract charge 0.60% Class B      $125.78         --              --          --         3.77%
      All contract charges                            --         65         $ 8,465        2.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2010   Lowest contract charge 0.00% Class B       $127.62          --              --         --         6.31%
       Highest contract charge 0.90% Class B (a)  $119.86          --              --         --         5.35%
       All contract charges                            --          70        $  8,651       2.75%          --
2009   Lowest contract charge 0.00% Class B       $120.05          --              --         --         1.96%
       Highest contract charge 0.90% Class B (a)  $113.78          --              --         --         1.05%
       All contract charges                            --          68        $  7,911       0.80%          --
2008   Lowest contract charge 0.00% Class B       $117.74          --              --         --         6.48%
       Highest contract charge 0.90% Class B (a)  $112.59          --              --         --         5.52%
       All contract charges                            --          56        $  6,292      20.80%          --
2007   Lowest contract charge 0.00% Class B       $110.57          --              --         --         9.31%
       Highest contract charge 0.90% Class B (a)  $106.70          --              --         --         6.70%
       All contract charges                            --           8        $    832       7.15%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A       $354.68          --              --         --       (12.06)%
       Highest contract charge 0.00% Class A      $354.68          --              --         --       (12.06)%
       All contract charges                            --         111        $ 31,042       1.72%          --
2010   Lowest contract charge 0.00% Class A       $403.34          --              --         --        11.68%
       Highest contract charge 0.00% Class A      $403.34          --              --         --        11.68%
       All contract charges                            --         107        $ 36,616       1.07%          --
2009   Lowest contract charge 0.00% Class A       $361.16          --              --         --        50.32%
       Highest contract charge 0.00% Class A      $361.16          --              --         --        50.32%
       All contract charges                            --         102        $ 34,388       1.35%          --
2008   Lowest contract charge 0.00% Class A       $240.26          --              --         --       (57.25)%
       Highest contract charge 0.00% Class A      $240.26          --              --         --       (57.25)%
       All contract charges                            --          94        $ 21,131       0.16%          --
2007   Lowest contract charge 0.00% Class A       $562.02          --              --         --        42.38%
       Highest contract charge 0.00% Class A      $562.02          --              --         --        42.38%
       All contract charges                            --          86        $ 45,275         --           --
EQ/GLOBAL MULTI-SECTOR EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $190.16          --              --         --       (12.32)%
       Highest contract charge 0.90% Class B      $167.00          --              --         --       (13.10)%
       All contract charges                            --         746        $134,145       1.72%          --
2010   Lowest contract charge 0.00% Class B       $216.87          --              --         --        11.45%
       Highest contract charge 0.90% Class B      $192.18          --              --         --        10.45%
       All contract charges                            --         912        $188,318       1.07%          --
2009   Lowest contract charge 0.00% Class B       $194.58          --              --         --        50.06%
       Highest contract charge 0.90% Class B      $174.00          --              --         --        48.72%
       All contract charges                            --       1,092        $202,525       1.35%          --
2008   Lowest contract charge 0.00% Class B       $129.67          --              --         --       (57.35)%
       Highest contract charge 0.90% Class B      $117.00          --              --         --       (57.74)%
       All contract charges                            --       1,094        $135,457       0.16%          --
2007   Lowest contract charge 0.00% Class B       $304.02          --              --         --        42.02%
       Highest contract charge 0.90% Class B      $276.83          --              --         --        40.74%
       All contract charges                            --       1,247        $363,699         --           --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $230.94          --              --         --         5.56%
       Highest contract charge 0.90% Class A      $206.79          --              --         --         4.61%
       All contract charges                            --         338        $ 77,711       0.57%          --
2010   Lowest contract charge 0.00% Class A       $218.78          --              --         --         4.48%
       Highest contract charge 0.90% Class A      $197.67          --              --         --         3.54%
       All contract charges                            --         354        $ 79,719       1.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                    VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                   ------- ----------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX (CONTINUED)
2009     Lowest contract charge 0.00% Class A      $209.40         --               --         --        (2.03)%
         Highest contract charge 0.90% Class A     $190.91         --               --         --        (2.91)%
         All contract charges                           --        410         $ 89,577       1.14%          --
2008     Lowest contract charge 0.00% Class A      $213.74         --               --         --         3.85%
         Highest contract charge 0.90% Class A     $196.64         --               --         --         2.92%
         All contract charges                           --        514         $115,434       3.43%          --
2007     Lowest contract charge 0.00% Class A      $205.81         --               --         --         7.13%
         Highest contract charge 0.90% Class A     $191.07         --               --         --         6.17%
         All contract charges                           --        514         $111,848       4.67%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
         Unit Value 0.00% to 0.60%*
2011     Lowest contract charge 0.00% Class B      $165.83         --               --         --         5.30%
         Highest contract charge 0.60% Class B     $153.66         --               --         --         4.67%
         All contract charges                           --        147         $ 22,715       0.57%          --
2010     Lowest contract charge 0.00% Class B      $157.49         --               --         --         4.22%
         Highest contract charge 0.90% Class B     $144.85         --               --         --         3.28%
         All contract charges                           --        169         $ 24,989       1.28%          --
2009     Lowest contract charge 0.00% Class B      $151.12         --               --         --        (2.27)%
         Highest contract charge 0.90% Class B     $140.25         --               --         --        (3.15)%
         All contract charges                           --        170         $ 24,147       1.14%          --
2008     Lowest contract charge 0.00% Class B      $154.63         --               --         --         3.59%
         Highest contract charge 0.90% Class B     $144.81         --               --         --         2.66%
         All contract charges                           --        194         $ 28,362       3.43%          --
2007     Lowest contract charge 0.00% Class B      $149.27         --               --         --         6.87%
         Highest contract charge 0.90% Class B     $141.06         --               --         --         5.90%
         All contract charges                           --        220         $ 31,242       4.67%          --
EQ/INTERNATIONAL CORE PLUS
         Unit Value 0.00% to 0.60%*
2011     Lowest contract charge 0.00% Class A      $179.36         --               --         --       (16.72)%
         Highest contract charge 0.60% Class A     $132.79         --               --         --       (17.22)%
         All contract charges                           --         30         $  5,139       2.81%          --
2010     Lowest contract charge 0.00% Class A      $215.36         --               --         --         9.48%
         Highest contract charge 0.60% Class A     $160.41         --               --         --         8.83%
         All contract charges                           --         30         $  6,193       1.85%          --
2009     Lowest contract charge 0.00% Class A      $196.72         --               --         --        35.64%
         Highest contract charge 0.60% Class A     $147.40         --               --         --        34.82%
         All contract charges                           --         21         $  3,994       3.66%          --
2008     Lowest contract charge 0.00% Class A      $145.03         --               --         --       (44.69)%
         Highest contract charge 0.60% Class A     $109.33         --               --         --       (45.02)%
         All contract charges                           --         10         $  1,280       1.91%          --
2007     Lowest contract charge 0.00% Class A      $262.21         --               --         --        15.52%
         Highest contract charge 0.60% Class A     $198.86         --               --         --        14.83%
         All contract charges                           --          3         $    639       0.44%          --
EQ/INTERNATIONAL CORE PLUS
         Unit Value 0.00% to 0.90%*
2011     Lowest contract charge 0.00% Class B      $116.22         --               --         --       (16.93)%
         Highest contract charge 0.90% Class B     $103.62         --               --         --       (17.68)%
         All contract charges                           --        196         $ 21,687       2.81%          --
2010     Lowest contract charge 0.00% Class B      $139.91         --               --         --         9.22%
         Highest contract charge 0.90% Class B     $125.87         --               --         --         8.24%
         All contract charges                           --        200         $ 26,624       1.85%          --
2009     Lowest contract charge 0.00% Class B      $128.10         --               --         --        35.34%
         Highest contract charge 0.90% Class B     $116.29         --               --         --        34.12%
         All contract charges                           --        197         $ 23,921       3.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/INTERNATIONAL CORE PLUS (CONTINUED)
2008   Lowest contract charge 0.00% Class B   $ 94.65          --              --         --       (44.86)%
       Highest contract charge 0.90% Class B  $ 86.71          --              --         --       (45.35)%
       All contract charges                        --         150        $ 13,439       1.91%          --
2007   Lowest contract charge 0.00% Class B   $171.65          --              --         --        15.23%
       Highest contract charge 0.90% Class B  $158.67          --              --         --        14.18%
       All contract charges                        --          98        $ 16,036       0.44%          --
EQ/INTERNATIONAL EQUITY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $145.10          --              --         --       (11.98)%
       Highest contract charge 0.90% Class A  $124.71          --              --         --       (12.77)%
       All contract charges                        --       2,078        $275,646       2.92%          --
2010   Lowest contract charge 0.00% Class A   $164.85          --              --         --         5.48%
       Highest contract charge 0.90% Class A  $142.97          --              --         --         4.53%
       All contract charges                        --       2,357        $357,450       2.44%          --
2009   Lowest contract charge 0.00% Class A   $156.28          --              --         --        27.41%
       Highest contract charge 0.90% Class A  $136.77          --              --         --        26.27%
       All contract charges                        --       2,669        $385,918       2.64%          --
2008   Lowest contract charge 0.00% Class A   $122.66          --              --         --       (50.60)%
       Highest contract charge 0.90% Class A  $108.32          --              --         --       (51.04)%
       All contract charges                        --       2,982        $340,199       2.81%          --
2007   Lowest contract charge 0.00% Class A   $248.28          --              --         --        12.01%
       Highest contract charge 0.90% Class A  $221.26          --              --         --        11.00%
       All contract charges                        --       3,274        $760,166       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $ 99.06          --              --         --       (12.20)%
       Highest contract charge 0.90% Class B  $ 91.81          --              --         --       (12.98)%
       All contract charges                        --         446        $ 43,556       2.92%          --
2010   Lowest contract charge 0.00% Class B   $112.82          --              --         --         5.21%
       Highest contract charge 0.90% Class B  $105.51          --              --         --         4.27%
       All contract charges                        --         482        $ 53,934       2.44%          --
2009   Lowest contract charge 0.00% Class B   $107.23          --              --         --        27.09%
       Highest contract charge 0.90% Class B  $101.19          --              --         --        25.96%
       All contract charges                        --         524        $ 55,911       2.64%          --
2008   Lowest contract charge 0.00% Class B   $ 84.37          --              --         --       (50.72)%
       Highest contract charge 0.90% Class B  $ 80.34          --              --         --       (51.17)%
       All contract charges                        --         569        $ 48,080       2.81%          --
2007   Lowest contract charge 0.00% Class B   $171.21          --              --         --        11.73%
       Highest contract charge 0.90% Class B  $164.52          --              --         --        10.71%
       All contract charges                        --         583        $100,264       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $170.66          --              --         --       (15.92)%
       Highest contract charge 0.60% Class A  $124.85          --              --         --       (16.43)%
       All contract charges                        --         116        $ 17,306       1.92%          --
2010   Lowest contract charge 0.00% Class A   $202.98          --              --         --         6.34%
       Highest contract charge 0.60% Class A  $149.39          --              --         --         5.70%
       All contract charges                        --         115        $ 21,697       0.77%          --
2009   Lowest contract charge 0.00% Class A   $190.88          --              --         --        30.59%
       Highest contract charge 0.60% Class A  $141.34          --              --         --        29.80%
       All contract charges                        --         116        $ 21,409       2.15%          --
2008   Lowest contract charge 0.00% Class A   $146.17          --              --         --       (42.86)%
       Highest contract charge 0.60% Class A  $108.89          --              --         --       (43.19)%
       All contract charges                        --         116        $ 16,541       2.19%          --
2007   Lowest contract charge 0.00% Class A   $255.79          --              --         --        10.47%
       Highest contract charge 0.60% Class A  $191.69          --              --         --         9.80%
       All contract charges                        --         111        $ 27,712       1.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/INTERNATIONAL VALUE PLUS
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $124.75         --               --         --       (16.16)%
       Highest contract charge 0.90% Class B  $122.43         --               --         --       (16.92)%
       All contract charges                        --        591         $ 74,631       1.92%          --
2010   Lowest contract charge 0.00% Class B   $148.80         --               --         --         6.07%
       Highest contract charge 0.90% Class B  $147.37         --               --         --         5.12%
       All contract charges                        --        707         $107,054       0.77%          --
2009   Lowest contract charge 0.00% Class B   $140.29         --               --         --        30.25%
       Highest contract charge 0.90% Class B  $140.20         --               --         --        29.08%
       All contract charges                        --        806         $115,534       2.15%          --
2008   Lowest contract charge 0.00% Class B   $107.71         --               --         --       (42.99)%
       Highest contract charge 0.90% Class B  $108.61         --               --         --       (43.51)%
       All contract charges                        --        841         $ 93,084       2.19%          --
2007   Lowest contract charge 0.00% Class B   $188.94         --               --         --        10.19%
       Highest contract charge 0.90% Class B  $192.27         --               --         --         9.19%
       All contract charges                        --        950         $185,432       1.92%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A   $164.36         --               --         --        (4.99)%
       Highest contract charge 0.00% Class A  $164.36         --               --         --        (4.99)%
       All contract charges                        --         11         $  1,436       1.04%          --
2010   Lowest contract charge 0.00% Class A   $173.00         --               --         --        12.61%
       Highest contract charge 0.00% Class A  $173.00         --               --         --        12.61%
       All contract charges                        --         12         $  1,834       1.26%          --
2009   Lowest contract charge 0.00% Class A   $153.64         --               --         --        32.64%
       Highest contract charge 0.00% Class A  $153.64         --               --         --        32.64%
       All contract charges                        --          7         $    941       1.53%          --
2008   Lowest contract charge 0.00% Class A   $115.83         --               --         --       (39.62)%
       Highest contract charge 0.00% Class A  $115.83         --               --         --       (39.62)%
       All contract charges                        --          5         $    506       1.78%          --
2007   Lowest contract charge 0.00% Class A   $191.85         --               --         --        (0.96)%
       Highest contract charge 0.00% Class A  $191.85         --               --         --        (0.96)%
       All contract charges                        --          6         $    923       1.37%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $153.55         --               --         --        (5.23)%
       Highest contract charge 0.90% Class B  $134.48         --               --         --        (6.08)%
       All contract charges                        --        150         $ 20,928       1.04%          --
2010   Lowest contract charge 0.00% Class B   $162.02         --               --         --        12.32%
       Highest contract charge 0.90% Class B  $143.18         --               --         --        11.31%
       All contract charges                        --        178         $ 26,348       1.26%          --
2009   Lowest contract charge 0.00% Class B   $144.25         --               --         --        32.31%
       Highest contract charge 0.90% Class B  $128.64         --               --         --        31.11%
       All contract charges                        --        202         $ 26,895       1.53%          --
2008   Lowest contract charge 0.00% Class B   $109.02         --               --         --       (39.77)%
       Highest contract charge 0.90% Class B  $ 98.11         --               --         --       (40.32)%
       All contract charges                        --        209         $ 20,946       1.78%          --
2007   Lowest contract charge 0.00% Class B   $181.02         --               --         --        (1.21)%
       Highest contract charge 0.90% Class B  $164.38         --               --         --        (2.10)%
       All contract charges                        --        245         $ 41,272       1.37%          --
EQ/LARGE CAP CORE PLUS
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $156.86         --               --         --        (3.98)%
       Highest contract charge 0.60% Class A  $112.68         --               --         --        (4.56)%
       All contract charges                        --          5         $    765       1.13%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2010   Lowest contract charge 0.00% Class A   $163.37          --             --          --        14.44%
       Highest contract charge 0.60% Class A  $118.06          --             --          --        13.76%
       All contract charges                        --           4        $   522        0.92%          --
2009   Lowest contract charge 0.00% Class A   $142.75          --             --          --        26.90%
       Highest contract charge 0.60% Class A  $103.78          --             --          --        26.13%
       All contract charges                        --           3        $   405        4.35%          --
2008   Lowest contract charge 0.00% Class A   $112.49          --             --          --       (37.18)%
       Highest contract charge 0.60% Class A  $ 82.28          --             --          --       (37.56)%
       All contract charges                        --           2        $   228        0.36%          --
2007   Lowest contract charge 0.00% Class A   $179.08          --             --          --         4.16%
       Highest contract charge 0.60% Class A  $131.77          --             --          --         3.53%
       All contract charges                        --          --        $   164        1.29%          --
EQ/LARGE CAP CORE PLUS
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $101.00          --             --          --        (4.24)%
       Highest contract charge 0.90% Class B  $ 90.15          --             --          --        (5.10)%
       All contract charges                        --          69        $ 6,588        1.13%          --
2010   Lowest contract charge 0.00% Class B   $105.47          --             --          --        14.19%
       Highest contract charge 0.90% Class B  $ 94.99          --             --          --        13.16%
       All contract charges                        --          73        $ 7,300        0.92%          --
2009   Lowest contract charge 0.00% Class B   $ 92.37          --             --          --        26.52%
       Highest contract charge 0.90% Class B  $ 83.94          --             --          --        25.37%
       All contract charges                        --          95        $ 8,251        4.35%          --
2008   Lowest contract charge 0.00% Class B   $ 73.01          --             --          --       (37.41)%
       Highest contract charge 0.90% Class B  $ 66.96          --             --          --       (37.97)%
       All contract charges                        --         102        $ 7,038        0.36%          --
2007   Lowest contract charge 0.00% Class B   $116.64          --             --          --         3.88%
       Highest contract charge 0.90% Class B  $107.94          --             --          --         2.95%
       All contract charges                        --         109        $12,127        1.29%          --
EQ/LARGE CAP GROWTH INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $183.95          --             --          --         2.61%
       Highest contract charge 0.60% Class A  $126.23          --             --          --         2.00%
       All contract charges                        --          60        $10,327        0.91%          --
2010   Lowest contract charge 0.00% Class A   $179.27          --             --          --        16.24%
       Highest contract charge 0.60% Class A  $123.76          --             --          --        15.54%
       All contract charges                        --          58        $ 9,763        0.99%          --
2009   Lowest contract charge 0.00% Class A   $154.23          --             --          --        36.70%
       Highest contract charge 0.60% Class A  $107.11          --             --          --        35.90%
       All contract charges                        --          54        $ 8,163        2.21%          --
2008   Lowest contract charge 0.00% Class A   $112.82          --             --          --       (36.18)%
       Highest contract charge 0.60% Class A  $ 78.82          --             --          --       (36.56)%
       All contract charges                        --          50        $ 5,531        0.16%          --
2007   Lowest contract charge 0.00% Class A   $176.77          --             --          --        14.27%
       Highest contract charge 0.60% Class A  $124.25          --             --          --        13.57%
       All contract charges                        --          43        $ 7,435          --           --
EQ/LARGE CAP GROWTH INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $ 91.54          --             --          --         2.35%
       Highest contract charge 0.90% Class B  $ 81.70          --             --          --         1.43%
       All contract charges                        --       1,040        $89,012        0.91%          --
2010   Lowest contract charge 0.00% Class B   $ 89.44          --             --          --        15.95%
       Highest contract charge 0.90% Class B  $ 80.55          --             --          --        14.91%
       All contract charges                        --       1,144        $96,359        0.99%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2009   Lowest contract charge 0.00% Class B       $ 77.13          --              --         --        36.21%
       Highest contract charge 0.90% Class B      $ 70.10          --              --         --        34.98%
       All contract charges                            --       1,268        $ 92,431       2.21%          --
2008   Lowest contract charge 0.00% Class B       $ 56.63          --              --         --       (36.26)%
       Highest contract charge 0.90% Class B      $ 51.93          --              --         --       (36.84)%
       All contract charges                            --       1,305        $ 70,031       0.16%          --
2007   Lowest contract charge 0.00% Class B       $ 88.85          --              --         --        13.98%
       Highest contract charge 0.90% Class B      $ 82.22          --              --         --        12.94%
       All contract charges                            --       1,309        $110,980         --           --
EQ/LARGE CAP GROWTH PLUS (AA)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A       $191.46          --              --         --        (3.29)%
       Highest contract charge 0.60% Class A      $121.88          --              --         --        (3.87)%
       All contract charges                            --          37        $  6,637       0.41%          --
2010   Lowest contract charge 0.00% Class A       $197.97          --              --         --        14.34%
       Highest contract charge 0.60% Class A      $126.79          --              --         --        13.65%
       All contract charges                            --          40        $  7,400       0.38%          --
2009   Lowest contract charge 0.00% Class A       $173.15          --              --         --        33.96%
       Highest contract charge 0.60% Class A      $111.56          --              --         --        33.16%
       All contract charges                            --          42        $  6,915       1.30%          --
2008   Lowest contract charge 0.00% Class A       $129.25          --              --         --       (37.26)%
       Highest contract charge 0.60% Class A      $ 83.78          --              --         --       (37.64)%
       All contract charges                            --          43        $  5,006       0.12%          --
2007   Lowest contract charge 0.00% Class A       $206.02          --              --         --        15.75%
       Highest contract charge 0.60% Class A      $134.35          --              --         --        15.05%
       All contract charges                            --          38        $  7,370       0.37%          --
EQ/LARGE CAP GROWTH PLUS (AA)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $182.73          --              --         --        (3.66)%
       Highest contract charge 0.90% Class B      $160.04          --              --         --        (4.52)%
       All contract charges                            --         668        $108,960       0.41%          --
2010   Lowest contract charge 0.00% Class B       $189.68          --              --         --        14.45%
       Highest contract charge 0.90% Class B      $167.62          --              --         --        13.42%
       All contract charges                            --         730        $125,022       0.38%          --
2009   Lowest contract charge 0.00% Class B       $165.73          --              --         --        34.86%
       Highest contract charge 0.90% Class B      $147.79          --              --         --        33.65%
       All contract charges                            --         827        $124,156       1.30%          --
2008   Lowest contract charge 0.00% Class B       $122.89          --              --         --       (38.23)%
       Highest contract charge 0.90% Class B      $110.58          --              --         --       (38.79)%
       All contract charges                            --         907        $101,392       0.12%          --
2007   Lowest contract charge 0.00% Class B       $198.96          --              --         --        15.62%
       Highest contract charge 0.90% Class B      $180.67          --              --         --        14.58%
       All contract charges                            --         975        $177,887       0.37%          --
EQ/LARGE CAP VALUE INDEX (Z)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 54.88          --              --         --        (0.09)%
       Highest contract charge 0.90% Class A (a)  $ 52.60          --              --         --        (0.98)%
       All contract charges                            --         110        $  5,896       2.12%          --
2010   Lowest contract charge 0.00% Class A (a)   $ 54.93          --              --         --        14.89%
       Highest contract charge 0.90% Class A (a)  $ 53.12          --              --         --        13.86%
       All contract charges                            --          53        $  2,883       1.78%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 47.81          --              --         --        19.46%
       Highest contract charge 0.90% Class A (a)  $ 46.65          --              --         --        18.38%
       All contract charges                            --          36        $  1,683      11.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP VALUE INDEX (Z) (CONTINUED)
2008   Lowest contract charge 0.00% Class A (a)   $ 40.02          --              --         --       (56.60)%
       Highest contract charge 0.90% Class A (a)  $ 39.41          --              --         --       (56.99)%
       All contract charges                            --          29        $  1,141       2.15%          --
2007   Lowest contract charge 0.00% Class A (a)   $ 92.22          --              --         --        (7.78)%
       Highest contract charge 0.90% Class A (a)  $ 91.63          --              --         --        (8.37)%
       All contract charges                            --          12        $  1,140         --           --
EQ/LARGE CAP VALUE INDEX (Z)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $ 63.23          --              --         --        (0.32)%
       Highest contract charge 0.60% Class B      $ 52.74          --              --         --        (0.92)%
       All contract charges                            --          67        $  3,980       2.12%          --
2010   Lowest contract charge 0.00% Class B       $ 63.43          --              --         --        14.62%
       Highest contract charge 0.90% Class B (a)  $ 52.64          --              --         --        13.59%
       All contract charges                            --          33        $  1,952       1.78%          --
2009   Lowest contract charge 0.00% Class B       $ 55.34          --              --         --        19.14%
       Highest contract charge 0.90% Class B (a)  $ 46.34          --              --         --        18.06%
       All contract charges                            --          28        $  1,434      11.59%          --
2008   Lowest contract charge 0.00% Class B       $ 46.45          --              --         --       (56.70)%
       Highest contract charge 0.90% Class B (a)  $ 39.25          --              --         --       (57.09)%
       All contract charges                            --          11        $    506       2.15%          --
2007   Lowest contract charge 0.00% Class B       $107.28          --              --         --        (5.93)%
       Highest contract charge 0.90% Class B (a)  $ 91.47          --              --         --        (8.53)%
       All contract charges                            --           6        $    641         --           --
EQ/LARGE CAP VALUE PLUS (G) (J)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $147.05          --              --         --        (4.80)%
       Highest contract charge 0.90% Class A      $114.66          --              --         --        (5.65)%
       All contract charges                            --       1,780        $217,111       1.24%          --
2010   Lowest contract charge 0.00% Class A       $154.46          --              --         --        12.90%
       Highest contract charge 0.90% Class A      $121.53          --              --         --        11.89%
       All contract charges                            --       2,194        $280,328       1.28%          --
2009   Lowest contract charge 0.00% Class A       $136.81          --              --         --        20.61%
       Highest contract charge 0.90% Class A      $108.62          --              --         --        19.53%
       All contract charges                            --       2,598        $293,883       2.35%          --
2008   Lowest contract charge 0.00% Class A       $113.43          --              --         --       (43.00)%
       Highest contract charge 0.90% Class A      $ 90.87          --              --         --       (43.52)%
       All contract charges                            --       3,016        $282,961       3.01%          --
2007   Lowest contract charge 0.00% Class A       $199.01          --              --         --        (2.94)%
       Highest contract charge 0.90% Class A      $160.89          --              --         --        (3.30)%
       All contract charges                            --       3,519        $ 71,098       2.48%          --
EQ/LARGE CAP VALUE PLUS (G) (J)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $109.62          --              --         --        (5.07)%
       Highest contract charge 0.90% Class B      $113.17          --              --         --        (5.93)%
       All contract charges                            --         808        $ 94,538       1.24%          --
2010   Lowest contract charge 0.00% Class B       $115.48          --              --         --        12.68%
       Highest contract charge 0.90% Class B      $120.30          --              --         --        11.67%
       All contract charges                            --         889        $110,353       1.28%          --
2009   Lowest contract charge 0.00% Class B       $102.48          --              --         --        20.44%
       Highest contract charge 0.90% Class B      $107.73          --              --         --        19.36%
       All contract charges                            --         984        $109,083       2.35%          --
2008   Lowest contract charge 0.00% Class B       $ 85.09          --              --         --       (43.33)%
       Highest contract charge 0.90% Class B      $ 90.26          --              --         --       (43.84)%
       All contract charges                            --       1,081        $100,115       3.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (G) (J) (CONTINUED)
2007   Lowest contract charge 0.00% Class B       $150.15          --              --         --        (4.55)%
       Highest contract charge 0.90% Class B      $160.72          --              --         --        (5.41)%
       All contract charges                            --       1,181        $702,530       2.48%          --
EQ/LORD ABBETT LARGE CAP CORE
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 95.03          --              --         --        (8.29)%
       Highest contract charge 0.90% Class A (a)  $ 91.08          --              --         --        (9.11)%
       All contract charges                            --         133        $ 11,886       0.88%          --
2010   Lowest contract charge 0.00% Class A (a)   $103.62          --              --         --        14.27%
       Highest contract charge 0.90% Class A (a)  $100.21          --              --         --        13.24%
       All contract charges                            --         138        $ 14,096       0.88%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 90.68          --              --         --        25.80%
       Highest contract charge 0.90% Class A (a)  $ 88.49          --              --         --        24.67%
       All contract charges                            --          61        $  5,543       0.99%          --
2008   Lowest contract charge 0.00% Class A (a)   $ 72.08          --              --         --       (30.79)%
       Highest contract charge 0.90% Class A (a)  $ 70.98          --              --         --       (31.41)%
       All contract charges                            --          40        $  2,885       1.76%          --
2007   Lowest contract charge 0.00% Class A (a)   $104.14          --              --         --         4.14%
       Highest contract charge 0.90% Class A (a)  $103.48          --              --         --         3.48%
       All contract charges                            --          11        $  1,127       3.25%          --
EQ/LORD ABBETT LARGE CAP CORE
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $120.07          --              --         --        (8.51)%
       Highest contract charge 0.60% Class B      $ 91.29          --              --         --        (9.06)%
       All contract charges                            --          38        $  4,057       0.88%          --
2010   Lowest contract charge 0.00% Class B       $131.24          --              --         --        13.97%
       Highest contract charge 0.90% Class B (a)  $ 99.28          --              --         --        12.94%
       All contract charges                            --          33        $  3,784       0.88%          --
2009   Lowest contract charge 0.00% Class B       $115.16          --              --         --        25.51%
       Highest contract charge 0.90% Class B (a)  $ 87.90          --              --         --        24.40%
       All contract charges                            --          29        $  2,856       0.99%          --
2008   Lowest contract charge 0.00% Class B       $ 91.75          --              --         --       (30.97)%
       Highest contract charge 0.90% Class B (a)  $ 70.66          --              --         --       (31.60)%
       All contract charges                            --          14        $  1,116       1.76%          --
2007   Lowest contract charge 0.00% Class B       $132.91          --              --         --        10.68%
       Highest contract charge 0.90% Class B (a)  $103.30          --              --         --         3.30%
       All contract charges                            --           4        $    465       3.25%          --
EQ/MFS INTERNATIONAL GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $142.49          --              --         --       (10.71)%
       Highest contract charge 0.90% Class B (a)  $ 85.58          --              --         --       (11.52)%
       All contract charges                            --         278        $ 26,742       0.65%          --
2010   Lowest contract charge 0.00% Class B       $159.59          --              --         --        14.94%
       Highest contract charge 0.90% Class B (a)  $ 96.72          --              --         --        13.91%
       All contract charges                            --         283        $ 29,996       0.91%          --
2009   Lowest contract charge 0.00% Class B       $138.85          --              --         --        37.24%
       Highest contract charge 0.90% Class B (a)  $ 84.91          --              --         --        36.00%
       All contract charges                            --         249        $ 22,625       1.45%          --
2008   Lowest contract charge 0.00% Class B       $101.17          --              --         --       (40.28)%
       Highest contract charge 0.90% Class B (a)  $ 62.43          --              --         --       (40.81)%
       All contract charges                            --         156        $ 10,229       1.12%          --
2007   Lowest contract charge 0.00% Class B       $169.40          --              --         --        16.20%
       Highest contract charge 0.90% Class B (a)  $105.48          --              --         --         5.48%
       All contract charges                            --          95        $ 10,270       1.22%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/MID CAP INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $201.02          --              --         --        (2.16)%
       Highest contract charge 0.60% Class A  $142.05          --              --         --        (2.75)%
       All contract charges                        --         115        $ 21,196       0.66%          --
2010   Lowest contract charge 0.00% Class A   $205.46          --              --         --        26.05%
       Highest contract charge 0.60% Class A  $146.06          --              --         --        25.30%
       All contract charges                        --         119        $ 22,790       0.81%          --
2009   Lowest contract charge 0.00% Class A   $162.99          --              --         --        36.61%
       Highest contract charge 0.60% Class A  $116.57          --              --         --        35.79%
       All contract charges                        --         121        $ 19,119       1.16%          --
2008   Lowest contract charge 0.00% Class A   $119.31                          --         --       (49.16)%
       Highest contract charge 0.60% Class A  $ 85.85          --              --                  (49.46)%
       All contract charges                        --         116        $ 13,496       0.91%          --
2007   Lowest contract charge 0.00% Class A   $234.66          --              --         --         8.30%
       Highest contract charge 0.60% Class A  $169.87          --              --         --         7.66%
       All contract charges                        --         105        $ 24,003         --           --
EQ/MID CAP INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $128.40          --              --         --        (2.41)%
       Highest contract charge 0.90% Class B  $115.90          --              --         --        (3.28)%
       All contract charges                        --         512        $ 62,176       0.66%          --
2010   Lowest contract charge 0.00% Class B   $131.57          --              --         --        25.74%
       Highest contract charge 0.90% Class B  $119.83          --              --         --        24.61%
       All contract charges                        --         618        $ 77,397       0.81%          --
2009   Lowest contract charge 0.00% Class B   $104.63          --              --         --        36.28%
       Highest contract charge 0.90% Class B  $ 96.16          --              --         --        35.04%
       All contract charges                        --         662        $ 66,176       1.16%          --
2008   Lowest contract charge 0.00% Class B   $ 76.78          --              --         --       (49.29)%
       Highest contract charge 0.90% Class B  $ 71.21          --              --         --       (49.74)%
       All contract charges                        --         705        $ 51,770       0.91%          --
2007   Lowest contract charge 0.00% Class B   $151.40          --              --         --         8.03%
       Highest contract charge 0.90% Class B  $141.69          --              --         --         7.06%
       All contract charges                        --         753        $109,736         --           --
EQ/MID CAP VALUE PLUS (L) (M) (N)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $193.51          --              --         --        (9.10)%
       Highest contract charge 0.90% Class A  $157.76          --              --         --        (9.92)%
       All contract charges                        --         991        $166,808       1.03%          --
2010   Lowest contract charge 0.00% Class A   $212.88          --              --         --        22.51%
       Highest contract charge 0.90% Class A  $175.13          --              --         --        21.41%
       All contract charges                        --       1,201        $224,689       1.21%          --
2009   Lowest contract charge 0.00% Class A   $173.76          --              --         --        35.75%
       Highest contract charge 0.90% Class A  $144.24          --              --         --        34.65%
       All contract charges                        --       1,425        $218,981       1.70%          --
2008   Lowest contract charge 0.00% Class A   $128.00          --              --         --       (39.07)%
       Highest contract charge 0.60% Class A  $ 92.94          --              --         --       (39.44)%
       All contract charges                        --         129        $ 15,856       1.43%          --
2007   Lowest contract charge 0.00% Class A   $210.08          --              --         --        (1.27)%
       Highest contract charge 0.60% Class A  $153.47          --              --         --        (1.86)%
       All contract charges                        --         133        $ 26,773       1.02%          --
EQ/MID CAP VALUE PLUS (L) (M) (N)
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B   $179.36          --              --         --        (9.43)%
       Highest contract charge 0.00% Class B  $179.36          --              --         --        (9.43)%
       All contract charges                        --          44        $  7,937       1.03%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                 ------- ----------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (L) (M) (N) (CONTINUED)
2010  Lowest contract charge 0.00% Class B       $198.04          --              --         --        22.46%
      Highest contract charge 0.90% Class B      $138.07          --              --         --        21.41%
      All contract charges                            --          44        $  8,642       1.21%          --
2009  Lowest contract charge 0.00% Class B       $161.72          --              --         --        35.85%
      Highest contract charge 0.90% Class B      $113.72          --              --         --        34.66%
      All contract charges                            --          42        $  6,722       1.70%          --
2008  Lowest contract charge 0.00% Class B       $119.04          --              --         --       (39.56)%
      Highest contract charge 0.90% Class B      $107.12          --              --         --       (40.11)%
      All contract charges                            --       1,023        $114,073       1.43%          --
2007  Lowest contract charge 0.00% Class B       $196.96          --              --         --        (1.60)%
      Highest contract charge 0.90% Class B      $178.86          --              --         --        (2.49)%
      All contract charges                            --       1,200        $222,789       1.02%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A       $172.07          --              --         --         0.00%
      Highest contract charge 0.90% Class A      $156.48          --              --         --        (0.90)%
      All contract charges                            --       1,251        $172,257       0.01%          --
2010  Lowest contract charge 0.00% Class A       $172.07          --              --         --         0.09%
      Highest contract charge 0.90% Class A      $157.90          --              --         --        (0.81)%
      All contract charges                            --       1,246        $229,831       0.07%          --
2009  Lowest contract charge 0.00% Class A       $171.91          --              --         --         0.29%
      Highest contract charge 0.90% Class A      $159.18          --              --         --        (0.61)%
      All contract charges                            --       1,610        $301,222       0.20%          --
2008  Lowest contract charge 0.00% Class A       $171.41          --              --         --         2.36%
      Highest contract charge 0.90% Class A      $160.16          --              --         --         1.44%
      All contract charges                            --       2,010        $402,756       2.30%          --
2007  Lowest contract charge 0.00% Class A       $167.45          --              --         --         4.98%
      Highest contract charge 0.90% Class A      $157.88          --              --         --         4.03%
      All contract charges                            --       1,984        $391,569       4.81%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class B       $131.49          --              --         --         0.00%
      Highest contract charge 0.60% Class B      $127.45          --              --         --        (0.60)%
      All contract charges                            --         493        $ 63,707       0.01%          --
2010  Lowest contract charge 0.00% Class B       $131.49          --              --         --         0.01%
      Highest contract charge 0.90% Class B      $123.49          --              --         --        (0.89)%
      All contract charges                            --         523        $ 67,791       0.07%          --
2009  Lowest contract charge 0.00% Class B       $131.48          --              --         --        (0.01)%
      Highest contract charge 0.90% Class B      $124.60          --              --         --        (0.90)%
      All contract charges                            --         646        $ 84,115       0.20%          --
2008  Lowest contract charge 0.00% Class B       $131.49          --              --         --         2.11%
      Highest contract charge 0.90% Class B      $125.74          --              --         --         1.19%
      All contract charges                            --         525        $ 68,250       2.30%          --
2007  Lowest contract charge 0.00% Class B       $128.77          --              --         --         4.71%
      Highest contract charge 0.90% Class B      $124.26          --              --         --         3.77%
      All contract charges                            --         444        $ 55,923       4.81%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A (a)   $114.55          --              --         --         3.13%
      Highest contract charge 0.90% Class A (a)  $109.79          --              --         --         2.21%
      All contract charges                            --         141        $ 14,577       0.64%          --
2010  Lowest contract charge 0.00% Class A (a)   $111.07          --              --         --         8.49%
      Highest contract charge 0.90% Class A (a)  $107.42          --              --         --         7.52%
      All contract charges                            --         168        $ 16,667       0.89%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/MONTAG AND CALDWELL GROWTH (CONTINUED)
2009   Lowest contract charge 0.00% Class A (a)   $102.38         --              --          --        30.07%
       Highest contract charge 0.90% Class A (a)  $ 99.91         --              --          --        28.90%
       All contract charges                            --         99         $ 9,929        0.63%          --
2008   Lowest contract charge 0.00% Class A (a)   $ 78.71         --              --          --       (32.74)%
       Highest contract charge 0.90% Class A (a)  $ 77.51         --              --          --       (33.34)%
       All contract charges                            --         76         $ 5,897        0.43%          --
2007   Lowest contract charge 0.00% Class A (a)   $117.02         --              --          --        17.02%
       Highest contract charge 0.90% Class A (a)  $116.28         --              --          --        16.28%
       All contract charges                            --         29         $ 3,428        1.15%          --
EQ/MONTAG AND CALDWELL GROWTH
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $139.87         --              --          --         2.88%
       Highest contract charge 0.60% Class B      $110.07         --              --          --         2.26%
       All contract charges                            --         80         $10,390        0.64%          --
2010   Lowest contract charge 0.00% Class B       $135.96         --              --          --         8.22%
       Highest contract charge 0.90% Class B (a)  $106.44         --              --          --         7.24%
       All contract charges                            --         87         $10,858        0.89%          --
2009   Lowest contract charge 0.00% Class B       $125.64         --              --          --        29.74%
       Highest contract charge 0.90% Class B (a)  $ 99.25         --              --          --        28.57%
       All contract charges                            --         75         $ 8,378        0.63%          --
2008   Lowest contract charge 0.00% Class B       $ 96.84         --              --          --       (32.89)%
       Highest contract charge 0.90% Class B (a)  $ 77.20         --              --          --       (33.49)%
       All contract charges                            --         49         $ 4,194        0.43%          --
2007   Lowest contract charge 0.00% Class B       $144.30         --              --          --        20.81%
       Highest contract charge 0.90% Class B (a)  $116.08         --              --          --        (2.81)%
       All contract charges                            --         13         $ 1,734        1.15%          --
EQ/MORGAN STANLEY MID CAP GROWTH (H)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $116.57         --              --          --        (7.47)%
       Highest contract charge 0.90% Class A (a)  $111.72         --              --          --        (8.31)%
       All contract charges                            --        303         $34,553        0.25%          --
2010   Lowest contract charge 0.00% Class A (a)   $125.98         --              --          --        32.63%
       Highest contract charge 0.90% Class A (a)  $121.84         --              --          --        31.44%
       All contract charges                            --        305         $37,725        0.34%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 94.99         --              --          --        57.44%
       Highest contract charge 0.90% Class A (a)  $ 92.69         --              --          --        56.05%
       All contract charges                            --        258         $24,203          --           --
2008   Lowest contract charge 0.00% Class A (a)   $ 60.33         --              --          --       (47.19)%
       Highest contract charge 0.90% Class A (a)  $ 59.40         --              --          --       (47.67)%
       All contract charges                            --        164         $ 9,796          --           --
2007   Lowest contract charge 0.00% Class A (a)   $114.23         --              --          --        14.23%
       Highest contract charge 0.90% Class A (a)  $113.51         --              --          --        13.51%
       All contract charges                            --        110         $12,578        1.39%          --
EQ/MORGAN STANLEY MID CAP GROWTH (H)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $168.71         --              --          --        (7.70)%
       Highest contract charge 0.60% Class B      $111.99         --              --          --        (8.25)%
       All contract charges                            --        125         $16,818        0.25%          --
2010   Lowest contract charge 0.00% Class B       $182.78         --              --          --        32.30%
       Highest contract charge 0.90% Class B (a)  $120.71         --              --          --        31.11%
       All contract charges                            --        116         $16,556        0.34%          --
2009   Lowest contract charge 0.00% Class B       $138.16         --              --          --        57.07%
       Highest contract charge 0.90% Class B (a)  $ 92.07         --              --          --        55.65%
       All contract charges                            --         89         $ 9,414          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH (H) (CONTINUED)
2008   Lowest contract charge 0.00% Class B       $ 87.96         --               --         --       (47.32)%
       Highest contract charge 0.90% Class B (a)  $ 59.15         --               --         --       (47.80)%
       All contract charges                            --         58         $  3,842         --           --
2007   Lowest contract charge 0.00% Class B       $166.98         --               --         --        22.41%
       Highest contract charge 0.90% Class B (a)  $113.31         --               --         --        13.31%
       All contract charges                            --         28         $  3,449       1.39%          --
EQ/PIMCO ULTRA SHORT BOND (O) (P)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (u)   $114.24         --               --         --         0.05%
       Highest contract charge 0.90% Class A (u)  $109.49         --               --         --        (0.84)%
       All contract charges                            --        233         $ 26,032       0.63%          --
2010   Lowest contract charge 0.00% Class A (u)   $114.18         --               --         --         1.09%
       Highest contract charge 0.90% Class A (u)  $110.42         --               --         --         0.18%
       All contract charges                            --        274         $ 30,700       0.40%          --
2009   Lowest contract charge 0.00% Class A (u)   $112.94         --               --         --         8.11%
       Highest contract charge 0.90% Class A (u)  $110.22         --               --         --         7.14%
       All contract charges                            --        319         $ 35,575       0.62%          --
EQ/PIMCO ULTRA SHORT BOND (O) (P)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $117.01         --               --         --        (0.20)%
       Highest contract charge 0.60% Class B      $110.40         --               --         --        (0.79)%
       All contract charges                            --        157         $ 17,915       0.63%          --
2010   Lowest contract charge 0.00% Class B       $117.24         --               --         --         0.84%
       Highest contract charge 0.90% Class B (a)  $110.04         --               --         --        (0.07)%
       All contract charges                            --        178         $ 20,332       0.40%          --
2009   Lowest contract charge 0.00% Class B       $116.26         --               --         --         8.01%
       Highest contract charge 0.90% Class B (a)  $110.12         --               --         --         7.04%
       All contract charges                            --        171         $ 19,397       0.62%          --
2008   Lowest contract charge 0.00% Class B       $107.64         --               --         --        (4.05)%
       Highest contract charge 0.90% Class B (a)  $102.88         --               --         --        (4.91)%
       All contract charges                            --        293         $ 30,513       3.91%          --
2007   Lowest contract charge 0.00% Class B       $112.18         --               --         --        11.48%
       Highest contract charge 0.90% Class B (a)  $108.19         --               --         --         8.19%
       All contract charges                            --         51         $  5,615       7.67%          --
EQ/QUALITY BOND PLUS (S)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $242.15         --               --         --         1.47%
       Highest contract charge 0.90% Class A      $193.69         --               --         --         0.56%
       All contract charges                            --        270         $ 54,486       2.42%          --
2010   Lowest contract charge 0.00% Class A       $238.65         --               --         --         6.47%
       Highest contract charge 0.90% Class A      $192.62         --               --         --         5.51%
       All contract charges                            --        320         $ 65,807       9.13%          --
2009   Lowest contract charge 0.00% Class A       $224.15         --               --         --         6.28%
       Highest contract charge 0.90% Class A      $182.56         --               --         --         5.33%
       All contract charges                            --        417         $ 84,236       3.02%          --
2008   Lowest contract charge 0.00% Class A       $210.91         --               --         --        (6.33)%
       Highest contract charge 0.90% Class A      $173.33         --               --         --        (7.17)%
       All contract charges                            --        486         $ 93,036       5.68%          --
2007   Lowest contract charge 0.00% Class A       $225.16         --               --         --         4.80%
       Highest contract charge 0.90% Class A      $186.72         --               --         --         3.85%
       All contract charges                            --        495         $101,225       5.08%          --
EQ/QUALITY BOND PLUS (S)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $163.40         --               --         --         1.22%
       Highest contract charge 0.60% Class B      $151.17         --               --         --         0.61%
       All contract charges                            --        165         $ 25,209       2.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (S) (CONTINUED)
2010   Lowest contract charge 0.00% Class B       $161.43         --              --          --         6.24%
       Highest contract charge 0.90% Class B      $147.22         --              --          --         5.29%
       All contract charges                            --        176         $26,750        9.13%          --
2009   Lowest contract charge 0.00% Class B       $151.95         --              --          --         6.06%
       Highest contract charge 0.90% Class B      $139.83         --              --          --         5.11%
       All contract charges                            --        198         $28,433        3.02%          --
2008   Lowest contract charge 0.00% Class B       $143.26         --              --          --        (6.55)%
       Highest contract charge 0.90% Class B      $133.03         --              --          --        (7.39)%
       All contract charges                            --        194         $26,200        5.68%          --
2007   Lowest contract charge 0.00% Class B       $153.30         --              --          --         4.54%
       Highest contract charge 0.90% Class B      $143.64         --              --          --         3.59%
       All contract charges                            --        210         $30,448        5.08%          --
EQ/SMALL COMPANY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $236.45         --              --          --        (3.76)%
       Highest contract charge 0.90% Class A      $192.25         --              --          --        (4.62)%
       All contract charges                            --        210         $40,442        0.84%          --
2010   Lowest contract charge 0.00% Class A       $245.68         --              --          --        26.13%
       Highest contract charge 0.90% Class A      $201.57         --              --          --        25.00%
       All contract charges                            --        214         $44,244        1.21%          --
2009   Lowest contract charge 0.00% Class A       $194.78         --              --          --        26.44%
       Highest contract charge 0.90% Class A      $161.25         --              --          --        25.30%
       All contract charges                            --        210         $36,171        1.63%          --
2008   Lowest contract charge 0.00% Class A       $154.05         --              --          --       (33.96)%
       Highest contract charge 0.90% Class A      $128.69         --              --          --       (34.56)%
       All contract charges                            --        207         $29,618        1.04%          --
2007   Lowest contract charge 0.00% Class A       $233.27         --              --          --        (1.60)%
       Highest contract charge 0.90% Class A      $196.66         --              --          --        (2.48)%
       All contract charges                            --        194         $39,848        1.55%          --
EQ/SMALL COMPANY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $171.66         --              --          --        (4.00)%
       Highest contract charge 0.90% Class B      $168.03         --              --          --        (4.86)%
       All contract charges                            --         76         $13,071        0.84%          --
2010   Lowest contract charge 0.00% Class B       $178.81         --              --          --        25.82%
       Highest contract charge 0.90% Class B      $176.61         --              --          --        24.69%
       All contract charges                            --         75         $13,547        1.21%          --
2009   Lowest contract charge 0.00% Class B       $142.12         --              --          --        23.13%
       Highest contract charge 0.90% Class B      $141.64         --              --          --        24.99%
       All contract charges                            --         68         $ 9,831        1.63%          --
2008   Lowest contract charge 0.00% Class B       $112.68         --              --          --       (34.13)%
       Highest contract charge 0.90% Class B      $113.32         --              --          --       (34.72)%
       All contract charges                            --         71         $ 7,188        1.04%          --
2007   Lowest contract charge 0.00% Class B       $171.06         --              --          --        (1.83)%
       Highest contract charge 0.90% Class B      $173.60         --              --          --        (2.72)%
       All contract charges                            --         71         $13,008        1.55%          --
EQ/T. ROWE PRICE GROWTH STOCK (E)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A (b)   $ 95.88         --              --          --        (1.71)%
       Highest contract charge 0.60% Class A (b)  $ 93.12         --              --          --        (2.30)%
       All contract charges                            --         12         $   676          --           --
2010   Lowest contract charge 0.00% Class A (b)   $ 97.55         --              --          --        16.68%
       Highest contract charge 0.60% Class A (b)  $ 95.31         --              --          --        15.99%
       All contract charges                            --         18         $ 1,007          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (E) (CONTINUED)
2009   Lowest contract charge 0.00% Class A (b)   $ 83.60         --              --          --        43.13%
       Highest contract charge 0.60% Class A (b)  $ 82.17         --              --          --        42.26%
       All contract charges                            --         12         $   958          --           --
2008   Lowest contract charge 0.00% Class A (b)   $ 58.41         --              --          --       (42.06)%
       Highest contract charge 0.60% Class A (b)  $ 57.76         --              --          --       (42.41)%
       All contract charges                            --         12         $   696          --           --
2007   Lowest contract charge 0.00% Class A (b)   $100.81         --              --          --         0.81%
       Highest contract charge 0.60% Class A (b)  $100.29         --              --          --         0.29%
       All contract charges                            --         11         $ 1,100        0.17%          --
EQ/T. ROWE PRICE GROWTH STOCK (E)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $112.33         --              --          --        (1.95)%
       Highest contract charge 0.90% Class B (b)  $ 90.72         --              --          --        (2.83)%
       All contract charges                            --        343         $32,871          --           --
2010   Lowest contract charge 0.00% Class B       $114.56         --              --          --        16.39%
       Highest contract charge 0.90% Class B (b)  $ 93.36         --              --          --        15.35%
       All contract charges                            --        384         $37,430          --           --
2009   Lowest contract charge 0.00% Class B       $ 98.42         --              --          --        42.64%
       Highest contract charge 0.90% Class B (b)  $ 80.94         --              --          --        41.35%
       All contract charges                            --        386         $32,264          --           --
2008   Lowest contract charge 0.00% Class B       $ 69.00         --              --          --       (42.21)%
       Highest contract charge 0.90% Class B (b)  $ 57.26         --              --          --       (42.73)%
       All contract charges                            --        313         $18,276          --           --
2007   Lowest contract charge 0.00% Class B       $119.39         --              --          --         7.23%
       Highest contract charge 0.90% Class B (b)  $ 99.98         --              --          --        (0.02)%
       All contract charges                            --        309         $31,316        0.17%          --
EQ/UBS GROWTH & INCOME
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $120.36         --              --          --        (2.82)%
       Highest contract charge 0.90% Class B (a)  $ 80.25         --              --          --        (3.68)%
       All contract charges                            --         51         $ 4,901        0.76%          --
2010   Lowest contract charge 0.00% Class B       $123.85         --              --          --        13.07%
       Highest contract charge 0.90% Class B (a)  $ 83.32         --              --          --        12.05%
       All contract charges                            --         55         $ 5,420        0.71%          --
2009   Lowest contract charge 0.00% Class B       $109.54         --              --          --        32.44%
       Highest contract charge 0.90% Class B (a)  $ 74.36         --              --          --        31.24%
       All contract charges                            --         55         $ 4,761        0.87%          --
2008   Lowest contract charge 0.00% Class B       $ 82.71         --              --          --       (40.03)%
       Highest contract charge 0.90% Class B (a)  $ 56.66         --              --          --       (40.57)%
       All contract charges                            --         51         $ 3,313        1.38%          --
2007   Lowest contract charge 0.00% Class B       $137.92         --              --          --         1.17%
       Highest contract charge 0.90% Class B (a)  $ 95.34         --              --          --        (4.66)%
       All contract charges                            --         41         $ 4,500        1.33%          --
EQ/VAN KAMPEN COMSTOCK
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 85.37         --              --          --        (1.74)%
       Highest contract charge 0.90% Class A (a)  $ 81.82         --              --          --        (2.62)%
       All contract charges                            --         30         $ 2,522        1.50%          --
2010   Lowest contract charge 0.00% Class A (a)   $ 86.88         --              --          --        15.50%
       Highest contract charge 0.90% Class A (a)  $ 84.02         --              --          --        14.46%
       All contract charges                            --         19         $ 1,627        1.50%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 75.22         --              --          --        28.74%
       Highest contract charge 0.90% Class A (a)  $ 73.41         --              --          --        27.58%
       All contract charges                            --         17         $ 1,278        1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/VAN KAMPEN COMSTOCK (CONTINUED)
2008   Lowest contract charge 0.00% Class A (a)   $ 58.43         --              --          --       (36.78)%
       Highest contract charge 0.90% Class A (a)  $ 57.54         --              --          --       (37.35)%
       All contract charges                            --         19         $   998        2.77%          --
2007   Lowest contract charge 0.00% Class A (a)   $ 92.43         --              --          --        (7.57)%
       Highest contract charge 0.90% Class A (a)  $ 91.85         --              --          --        (8.15)%
       All contract charges                            --          8         $   650        3.69%          --
EQ/VAN KAMPEN COMSTOCK
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $108.72         --              --          --        (1.99)%
       Highest contract charge 0.60% Class B      $ 82.01         --              --          --        (2.58)%
       All contract charges                            --         28         $ 2,896        1.50%          --
2010   Lowest contract charge 0.00% Class B       $110.93         --              --          --        15.21%
       Highest contract charge 0.90% Class B (a)  $ 83.24         --              --          --        14.18%
       All contract charges                            --         24         $ 2,573        1.50%          --
2009   Lowest contract charge 0.00% Class B       $ 96.28         --              --          --        28.41%
       Highest contract charge 0.90% Class B (a)  $ 72.90         --              --          --        27.26%
       All contract charges                            --         14         $ 1,258        1.72%          --
2008   Lowest contract charge 0.00% Class B       $ 74.98         --              --          --       (36.94)%
       Highest contract charge 0.90% Class B (a)  $ 57.29         --              --          --       (37.52)%
       All contract charges                            --          9         $   597        2.77%          --
2007   Lowest contract charge 0.00% Class B       $118.91         --              --          --        (2.50)%
       Highest contract charge 0.90% Class B (a)  $ 91.69         --              --          --        (8.31)%
       All contract charges                            --          5         $   526        3.69%          --
EQ/WELLS FARGO OMEGA GROWTH
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A       $211.82         --              --          --        (5.64)%
       Highest contract charge 0.00% Class A      $211.82         --              --          --        (5.64)%
       All contract charges                            --         52         $ 6,794          --           --
2010   Lowest contract charge 0.00% Class A       $224.48         --              --          --        17.58%
       Highest contract charge 0.00% Class A      $224.48         --              --          --        17.58%
       All contract charges                            --         26         $ 4,837        0.01%          --
2009   Lowest contract charge 0.00% Class A       $190.92         --              --          --        40.65%
       Highest contract charge 0.00% Class A      $190.92         --              --          --        40.65%
       All contract charges                            --         12         $ 2,157        0.23%          --
2008   Lowest contract charge 0.00% Class A       $135.74         --              --          --       (27.42)%
       Highest contract charge 0.00% Class A      $135.74         --              --          --       (27.42)%
       All contract charges                            --          4         $   380        0.61%          --
2007   Lowest contract charge 0.00% Class A       $187.02         --              --          --        11.61%
       Highest contract charge 0.00% Class A      $187.02         --              --          --        11.61%
       All contract charges                            --          3         $   432          --           --
EQ/WELLS FARGO OMEGA GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $121.20         --              --          --        (5.87)%
       Highest contract charge 0.90% Class B      $108.41         --              --          --        (6.72)%
       All contract charges                            --        497         $56,870          --           --
2010   Lowest contract charge 0.00% Class B       $128.76         --              --          --        17.29%
       Highest contract charge 0.90% Class B      $116.22         --              --          --        16.24%
       All contract charges                            --        406         $49,872        0.01%          --
2009   Lowest contract charge 0.00% Class B       $109.78         --              --          --        40.29%
       Highest contract charge 0.90% Class B      $ 99.98         --              --          --        39.04%
       All contract charges                            --        235         $24,042        0.23%          --
2008   Lowest contract charge 0.00% Class B       $ 78.25         --              --          --       (27.60)%
       Highest contract charge 0.90% Class B      $ 71.91         --              --          --       (28.26)%
       All contract charges                            --        129         $ 9,449        0.61%          --
2007   Lowest contract charge 0.00% Class B       $108.08         --              --          --        11.33%
       Highest contract charge 0.90% Class B      $100.23         --              --          --        10.32%
       All contract charges                            --        129         $13,009          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                           UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                          ------- ----------------- ---------- -------------- ---------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $151.59         --              --          --        (6.46)%
       Highest contract charge 0.00% Service Class 2      $151.59         --              --          --        (6.46)%
       All contract charges                                    --         12         $ 1,265        1.43%          --
2010   Lowest contract charge 0.00% Service Class 2       $162.06         --              --          --        16.02%
       Highest contract charge 0.00% Service Class 2      $162.06         --              --          --        16.02%
       All contract charges                                    --         23         $ 3,707        0.50%          --
2009   Lowest contract charge 0.00% Service Class 2       $139.68         --              --          --        32.41%
       Highest contract charge 0.00% Service Class 2      $139.68         --              --          --        32.41%
       All contract charges                                    --         44         $ 6,144        1.42%          --
2008   Lowest contract charge 0.00% Service Class 2       $105.49         --              --          --       (35.94)%
       Highest contract charge 0.00% Service Class 2      $105.49         --              --          --       (35.94)%
       All contract charges                                    --         42         $ 4,470        1.89%          --
2007   Lowest contract charge 0.00% Service Class 2       $164.68         --              --          --        18.60%
       Highest contract charge 0.00% Service Class 2      $164.68         --              --          --        18.60%
       All contract charges                                    --         29         $ 4,820        3.86%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Service Class 2       $196.85         --              --          --        (2.78)%
       Highest contract charge 0.90% Service Class 2 (x)  $102.22         --              --          --        (3.66)%
       All contract charges                                    --        249         $30,837        0.84%          --
2010   Lowest contract charge 0.00% Service Class 2       $202.48         --              --          --        16.93%
       Highest contract charge 0.90% Service Class 2 (x)  $106.10         --              --          --        20.44%
       All contract charges                                    --        270         $46,061        0.93%          --
2009   Lowest contract charge 0.00% Service Class 2       $173.17         --              --          --        35.47%
       Highest contract charge 0.00% Service Class 2      $173.17         --              --          --        35.47%
       All contract charges                                    --        225         $38,820        1.29%          --
2008   Lowest contract charge 0.00% Service Class 2       $127.83         --              --          --       (42.69)%
       Highest contract charge 0.00% Service Class 2      $127.83         --              --          --       (42.69)%
       All contract charges                                    --        205         $26,164        0.81%          --
2007   Lowest contract charge 0.00% Service Class 2       $223.05         --              --          --        17.30%
       Highest contract charge 0.00% Service Class 2      $223.05         --              --          --        17.30%
       All contract charges                                    --        209         $46,555        1.94%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $159.32         --              --          --         0.66%
       Highest contract charge 0.00% Service Class 2      $159.32         --              --          --         0.66%
       All contract charges                                    --         19         $   915        2.03%          --
2010   Lowest contract charge 0.00% Service Class 2       $158.28         --              --          --        14.92%
       Highest contract charge 0.00% Service Class 2      $158.28         --              --          --        14.92%
       All contract charges                                    --         41         $ 4,712        1.35%          --
2009   Lowest contract charge 0.00% Service Class 2       $137.73         --              --          --        29.89%
       Highest contract charge 0.00% Service Class 2      $137.73         --              --          --        29.89%
       All contract charges                                    --         39         $ 5,368        2.03%          --
2008   Lowest contract charge 0.00% Service Class 2       $106.04         --              --          --       (42.81)%
       Highest contract charge 0.00% Service Class 2      $106.04         --              --          --       (42.81)%
       All contract charges                                    --         43         $ 4,513        2.34%          --
2007   Lowest contract charge 0.00% Service Class 2       $185.43         --              --          --         1.27%
       Highest contract charge 0.00% Service Class 2      $185.43         --              --          --         1.27%
       All contract charges                                    --         50         $ 9,359        1.64%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Service Class 2       $144.04         --              --          --         1.36%
       Highest contract charge 0.60% Service Class 2 (x)  $104.95         --              --          --         0.75%
       All contract charges                                    --         19         $ 1,563        1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                           UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                          ------- ----------------- ---------- -------------- ---------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO (CONTINUED)
2010   Lowest contract charge 0.00% Service Class 2       $142.11         --              --          --        14.54%
       Highest contract charge 0.90% Service Class 2 (x)  $103.95         --              --          --        18.65%
       All contract charges                                    --         34         $ 4,338        0.40%          --
2009   Lowest contract charge 0.00% Service Class 2       $124.07         --              --          --        27.01%
       Highest contract charge 0.00% Service Class 2      $124.07         --              --          --        27.01%
       All contract charges                                    --         39         $ 4,742        0.90%          --
2008   Lowest contract charge 0.00% Service Class 2       $ 97.68         --              --          --       (41.90)%
       Highest contract charge 0.00% Service Class 2      $ 97.68         --              --          --       (41.90)%
       All contract charges                                    --         30         $ 2,927        1.14%          --
2007   Lowest contract charge 0.00% Service Class 2       $168.11         --              --          --        11.86%
       Highest contract charge 0.00% Service Class 2      $168.11         --              --          --        11.86%
       All contract charges                                    --         26         $ 4,306        4.78%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $184.40         --              --          --         3.72%
       Highest contract charge 0.00% Service Class 2      $184.40         --              --          --         3.72%
       All contract charges                                    --         63         $ 9,679        3.49%          --
2010   Lowest contract charge 0.00% Service Class 2       $177.79         --              --          --        13.67%
       Highest contract charge 0.00% Service Class 2      $177.79         --              --          --        13.67%
       All contract charges                                    --        126         $20,003        8.19%          --
2009   Lowest contract charge 0.00% Service Class 2       $156.41         --              --          --        43.47%
       Highest contract charge 0.00% Service Class 2      $156.41         --              --          --        43.47%
       All contract charges                                    --        114         $17,838       10.51%          --
2008   Lowest contract charge 0.00% Service Class 2       $109.02         --              --          --       (25.14)%
       Highest contract charge 0.00% Service Class 2      $109.02         --              --          --       (25.14)%
       All contract charges                                    --         60         $ 6,563       10.39%          --
2007   Lowest contract charge 0.00% Service Class 2       $145.64         --              --          --         2.54%
       Highest contract charge 0.00% Service Class 2      $145.64         --              --          --         2.54%
       All contract charges                                    --         66         $ 9,673        9.22%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $151.24         --              --          --         7.03%
       Highest contract charge 0.00% Service Class 2      $151.24         --              --          --         7.03%
       All contract charges                                    --        105         $12,644        2.54%          --
2010   Lowest contract charge 0.00% Service Class 2       $141.30         --              --          --         7.55%
       Highest contract charge 0.00% Service Class 2      $141.30         --              --          --         7.55%
       All contract charges                                              174         $21,980        3.41%          --
2009   Lowest contract charge 0.00% Service Class 2       $131.38         --              --          --        15.47%
       Highest contract charge 0.00% Service Class 2      $131.38         --              --          --        15.47%
       All contract charges                                    --        154         $19,978        8.38%          --
2008   Lowest contract charge 0.00% Service Class 2       $113.78         --              --          --        (3.46)%
       Highest contract charge 0.00% Service Class 2      $113.78         --              --          --        (3.46)%
       All contract charges                                    --         73         $ 8,340        3.86%          --
2007   Lowest contract charge 0.00% Service Class 2       $117.86         --              --          --         4.08%
       Highest contract charge 0.00% Service Class 2      $117.86         --              --          --         4.08%
       All contract charges                                    --         84         $ 9,953        3.52%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Servce Class 2        $265.62         --              --          --       (10.85)%
       Highest contract charge 0.90% Service Class 2 (x)  $ 99.51         --              --          --       (11.65)%
       All contract charges                                    --        149         $27,701        0.02%          --
2010   Lowest contract charge 0.00% Servce Class 2        $297.95         --              --          --        28.57%
       Highest contract charge 0.90% Service Class 2 (x)  $112.63         --              --          --        24.70%
       All contract charges                                    --        244         $53,100        0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                           UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                          ------- ----------------- ---------- -------------- ---------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2009   Lowest contract charge 0.00% Service Class 2       $231.74         --              --          --        39.76%
       Highest contract charge 0.00% Service Class 2      $231.74         --              --          --        39.76%
       All contract charges                                    --        137         $31,690        0.48%          --
2008   Lowest contract charge 0.00% Service Class 2       $165.82         --              --          --       (39.61)%
       Highest contract charge 0.00% Service Class 2      $165.82         --              --          --       (39.61)%
       All contract charges                                    --        134         $22,273        0.24%          --
2007   Lowest contract charge 0.00% Service Class 2       $274.57         --              --          --        15.34%
       Highest contract charge 0.00% Service Class 2      $274.57         --              --          --        15.34%
       All contract charges                                    --        147         $40,381        8.68%          --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2 (t)   $100.26         --              --          --         0.01%
       Highest contract charge 0.00% Service Class 2 (t)  $100.26         --              --          --         0.01%
       All contract charges                                    --         28         $   756        0.01%          --
2010   Lowest contract charge 0.00% Service Class 2 (t)   $100.25         --              --          --         0.07%
       Highest contract charge 0.00% Service Class 2 (t)  $100.25         --              --          --         0.07%
       All contract charges                                    --         27         $ 1,544        0.03%          --
2009   Lowest contract charge 0.00% Service Class 2 (t)   $100.18         --              --          --         0.17%
       Highest contract charge 0.00% Service Class 2 (t)  $100.18         --              --          --         0.17%
       All contract charges                                    --        141         $14,014        0.08%          --
FIDELITY(R) VIP VALUE PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $151.87         --              --          --        (2.68)%
       Highest contract charge 0.00% Service Class 2      $151.87         --              --          --        (2.68)%
       All contract charges                                    --          5         $   551        0.61%          --
2010   Lowest contract charge 0.00% Service Class 2       $156.05         --              --          --        17.52%
       Highest contract charge 0.00% Service Class 2      $156.05         --              --          --        17.52%
       All contract charges                                    --         35         $ 5,420        0.80%          --
2009   Lowest contract charge 0.00% Service Class 2       $132.79         --              --          --        42.11%
       Highest contract charge 0.00% Service Class 2      $132.79         --              --          --        42.11%
       All contract charges                                    --         41         $ 5,439        0.77%          --
2008   Lowest contract charge 0.00% Service Class 2       $ 93.44         --              --          --       (46.60)%
       Highest contract charge 0.00% Service Class 2      $ 93.44         --              --          --       (46.60)%
       All contract charges                                    --         32         $ 2,965        0.61%          --
2007   Lowest contract charge 0.00% Service Class 2       $174.99         --              --          --         1.86%
       Highest contract charge 0.00% Service Class 2      $174.99         --              --          --         1.86%
       All contract charges                                    --         40         $ 6,930        4.26%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $193.57         --              --          --        (9.04)%
       Highest contract charge 0.00% Service Class 2      $193.57         --              --          --        (9.04)%
       All contract charges                                    --          2         $   314        0.63%          --
2010   Lowest contract charge 0.00% Service Class 2       $212.80         --              --          --        26.34%
       Highest contract charge 0.00% Service Class 2      $212.80         --              --          --        26.34%
       All contract charges                                    --         26         $ 5,402        0.22%          --
2009   Lowest contract charge 0.00% Service Class 2       $168.44         --              --          --        57.15%
       Highest contract charge 0.00% Service Class 2      $168.44         --              --          --        57.15%
       All contract charges                                    --         35         $ 5,964        0.42%          --
2008   Lowest contract charge 0.00% Service Class 2       $107.18         --              --          --       (51.28)%
       Highest contract charge 0.00% Service Class 2      $107.18         --              --          --       (51.28)%
       All contract charges                                    --         25         $ 2,697        0.48%          --
2007   Lowest contract charge 0.00% Service Class 2       $220.01         --              --          --         5.44%
       Highest contract charge 0.00% Service Class 2      $220.01         --              --          --         5.44%
       All contract charges                                    --         38         $ 8,359        6.13%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
                                                          UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                          VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                         ------- ----------------- ---------- -------------- ---------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)          $114.98         --              --          --         6.00%
       Highest contract charge 0.90% Class 2 (x)         $113.23         --              --          --         5.05%
       All contract charges                                   --        171         $19,522        1.42%          --
2010   Lowest contract charge 0.00% Class 2 (x)          $108.47         --              --          --        17.18%
       Highest contract charge 0.90% Class 2 (x)         $107.79         --              --          --        16.53%
       All contract charges                                   --        161         $17,438        0.01%          --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)          $102.79         --              --          --        (3.76)%
       Highest contract charge 0.90% Class 2 (x)         $101.23         --              --          --        (4.63)%
       All contract charges                                   --         22         $ 1,980        0.74%          --
2010   Lowest contract charge 0.00% Class 2 (x)          $106.81         --              --          --        23.02%
       Highest contract charge 0.90% Class 2 (x)         $106.14         --              --          --        22.35%
       All contract charges                                   --          6         $   647          --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)          $107.95         --              --          --         2.58%
       Highest contract charge 0.90% Class 2 (x)         $106.31         --              --          --         1.65%
       All contract charges                                   --        103         $11,041        9.09%          --
2010   Lowest contract charge 0.00% Class 2 (x)          $105.24         --              --          --         8.14%
       Highest contract charge 0.90% Class 2 (x)         $104.58         --              --          --         7.54%
       All contract charges                                   --         43         $ 4,514        0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Service Shares (x)   $101.32         --              --          --        (6.59)%
       Highest contract charge 0.90% Service Shares (x)  $ 99.78         --              --          --        (7.44)%
       All contract charges                                   --         49         $ 4,946        0.60%          --
2010   Lowest contract charge 0.00% Service Shares (x)   $108.47         --              --          --        23.60%
       Highest contract charge 0.90% Service Shares (x)  $107.80         --              --          --        22.93%
       All contract charges                                   --         34         $ 3,662        1.14%          --
INVESCO V.I. DIVIDEND GROWTH FUND (Y)
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Series II (ab)       $ 92.29         --              --          --        (7.89)%
       Highest contract charge 0.00% Series II (ab)      $ 92.29         --              --          --        (7.89)%
       All contract charges                                   --          4         $   103          --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Series II (x)        $104.03         --              --          --        (6.72)%
       Highest contract charge 0.90% Series II (x)       $102.45         --              --          --        (7.57)%
       All contract charges                                   --         76         $ 7,532        4.49%          --
2010   Lowest contract charge 0.00% Series II (x)        $111.53         --              --          --        24.88%
       Highest contract charge 0.90% Series II (x)       $110.84         --              --          --        24.20%
       All contract charges                                   --         34         $ 3,778        3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Series II (x)        $102.69         --              --          --        (6.99)%
       Highest contract charge 0.90% Series II (x)       $101.13         --              --          --        (7.83)%
       All contract charges                                   --        129         $12,157        0.97%          --
2010   Lowest contract charge 0.00% Series II (x)        $110.41         --              --          --        25.38%
       Highest contract charge 0.90% Series II (x)       $109.72         --              --          --        24.70%
       All contract charges                                   --         62         $ 6,575        0.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                        UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                        VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                       ------- ----------------- ---------- -------------- ---------
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Series II (x)       $ 98.30         --              --          --        (6.51)%
      Highest contract charge 0.90% Series II (x)      $ 96.81         --              --          --        (7.34)%
      All contract charges                                  --         25         $ 2,430        0.12%          --
2010  Lowest contract charge 0.00% Series II (x)       $105.14         --              --          --        16.03%
      Highest contract charge 0.90% Series II (x)      $104.48         --              --          --        15.40%
      All contract charges                                  --          9         $   982        0.19%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Series II (x)       $108.41         --              --          --        (0.99)%
      Highest contract charge 0.90% Series II (x)      $106.77         --              --          --        (1.87)%
      All contract charges                                  --         28         $ 2,701          --           --
2010  Lowest contract charge 0.00% Series II (x)       $109.49         --              --          --        23.63%
      Highest contract charge 0.90% Series II (x)      $108.80         --              --          --        22.96%
      All contract charges                                  --          5         $   374          --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Common Shares (x)   $101.99         --              --          --        (4.68)%
      Highest contract charge 0.00% Common Shares (x)  $101.99         --              --          --        (4.68)%
      All contract charges                                  --         36         $ 1,525        1.21%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $107.00         --              --          --        23.46%
      Highest contract charge 0.00% Common Shares (x)  $107.00         --              --          --        23.46%
      All contract charges                                  --         19         $ 1,165          --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Common Shares (x)   $104.08         --              --          --        (9.08)%
      Highest contract charge 0.90% Common Shares (x)  $102.50         --              --          --        (9.90)%
      All contract charges                                  --         89         $ 7,655          --           --
2010  Lowest contract charge 0.00% Common Shares (x)   $114.48         --              --          --        38.18%
      Highest contract charge 0.90% Common Shares (x)  $113.76         --              --          --        37.43%
      All contract charges                                  --         19         $ 1,263          --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Common Shares (x)   $115.13         --              --          --        (0.56)%
      Highest contract charge 0.90% Common Shares (x)  $113.39         --              --          --        (1.45)%
      All contract charges                                  --        101         $10,980        3.11%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $115.78         --              --          --        29.49%
      Highest contract charge 0.90% Common Shares (x)  $115.06         --              --          --        28.79%
      All contract charges                                  --         38         $ 3,775          --           --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Common Shares (x)   $ 99.70         --              --          --        (5.77)%
      Highest contract charge 0.00% Common Shares (x)  $ 99.70         --              --          --        (5.77)%
      All contract charges                                  --         48         $ 4,353        3.40%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $105.81         --              --          --        18.82%
      Highest contract charge 0.00% Common Shares (x)  $105.81         --              --          --        18.82%
      All contract charges                                  --         37         $ 3,754          --           --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Common Shares (x)   $101.49         --              --          --       (10.61)%
      Highest contract charge 0.90% Common Shares (x)  $ 99.95         --              --          --       (11.41)%
      All contract charges                                  --         43         $ 4,084        0.84%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $113.53         --              --          --        27.53%
      Highest contract charge 0.90% Common Shares (x)  $112.82         --              --          --        26.83%
      All contract charges                                  --         18         $ 1,854          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------
                                                         UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                         VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                        ------- ----------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Service Shares (x)   $ 93.47         --               --         --       (18.04)%
      Highest contract charge 0.90% Service Shares (x)  $ 92.05         --               --         --       (18.77)%
      All contract charges                                   --        359         $ 32,646       2.12%          --
2010  Lowest contract charge 0.00% Service Shares (x)   $114.04         --               --         --        29.93%
      Highest contract charge 0.90% Service Shares (x)  $113.32         --               --         --        29.22%
      All contract charges                                   --        237         $ 25,870       2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Service Class (x)    $104.96         --               --         --        (1.78)%
      Highest contract charge 0.90% Service Class (x)   $103.36         --               --         --        (2.67)%
      All contract charges                                   --        240         $ 23,500       1.11%          --
2010  Lowest contract charge 0.00% Service Class (x)    $106.86         --               --         --        21.59%
      Highest contract charge 0.90% Service Class (x)   $106.19         --               --         --        20.93%
      All contract charges                                   --        210         $ 21,007         --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Service Class (x)    $106.19         --               --         --         0.37%
      Highest contract charge 0.90% Service Class (x)   $104.58         --               --         --        (0.53)%
      All contract charges                                   --          7         $    819       0.27%          --
2010  Lowest contract charge 0.00% Service Class (x)    $105.80         --               --         --        17.98%
      Highest contract charge 0.90% Service Class (x)   $105.14         --               --         --        17.34%
      All contract charges                                   --          5         $    570         --           --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Service Class (x)    $100.25         --               --         --        (2.41)%
      Highest contract charge 0.60% Service Class (x)   $ 99.23         --               --         --        (3.00)%
      All contract charges                                   --          2         $    193       0.80%          --
2010  Lowest contract charge 0.00% Service Class (x)    $102.73         --               --         --        16.59%
      Highest contract charge 0.90% Service Class (x)   $102.09         --               --         --        15.96%
      All contract charges                                   --          1         $     66         --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Service Class (x)    $118.63         --               --         --         6.51%
      Highest contract charge 0.00% Service Class (x)   $118.63         --               --         --         6.51%
      All contract charges                                   --         19         $    700       3.74%          --
2010  Lowest contract charge 0.00% Service Class (x)    $111.38         --               --         --        24.51%
      Highest contract charge 0.00% Service Class (x)   $111.38         --               --         --        24.51%
      All contract charges                                   --          1         $    112         --           --
MULTIMANAGER AGGRESSIVE EQUITY (Q) (W)
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A              $160.75         --               --         --        (6.05)%
      Highest contract charge 0.90% Class A             $167.18         --               --         --        (6.89)%
      All contract charges                                   --        764         $303,259       0.15%          --
2010  Lowest contract charge 0.00% Class A              $171.10         --               --         --        17.91%
      Highest contract charge 0.90% Class A             $179.55         --               --         --        16.85%
      All contract charges                                   --        870         $363,738       0.86%
2009  Lowest contract charge 0.00% Class A              $145.11         --               --         --        37.61%
      Highest contract charge 0.90% Class A             $153.66         --               --         --        36.37%
      All contract charges                                   --        901         $331,262       0.39%          --
2008  Lowest contract charge 0.00% Class A              $105.45         --               --         --       (46.54)%
      Highest contract charge 0.90% Class A             $112.68         --               --         --       (47.02)%
      All contract charges                                   --        870         $249,801       0.50%          --
2007  Lowest contract charge 0.00% Class A              $197.25         --               --         --        11.66%
      Highest contract charge 0.90% Class A             $212.70         --               --         --        10.65%
      All contract charges                                   --        950         $516,296       0.10%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                             ------- ----------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (Q) (W)
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class B   $ 81.90         --              --          --        (6.28)%
      Highest contract charge 0.60% Class B  $ 76.23         --              --          --        (6.83)%
      All contract charges                        --        259         $20,033        0.15%          --
2010  Lowest contract charge 0.00% Class B   $ 87.39         --              --          --        17.61%
      Highest contract charge 0.90% Class B  $ 78.80         --              --          --        16.56%
      All contract charges                        --        283         $23,448        0.86%          --
2009  Lowest contract charge 0.00% Class B   $ 74.30         --              --          --        37.27%
      Highest contract charge 0.90% Class B  $ 67.61         --              --          --        36.04%
      All contract charges                        --        261         $18,387        0.39%          --
2008  Lowest contract charge 0.00% Class B   $ 54.13         --              --          --       (46.68)%
      Highest contract charge 0.90% Class B  $ 49.70         --              --          --       (47.16)%
      All contract charges                        --        178         $ 9,141        0.50%          --
2007  Lowest contract charge 0.00% Class B   $101.51         --              --          --        11.38%
      Highest contract charge 0.90% Class B  $ 94.06         --              --          --        10.39%
      All contract charges                        --        186         $17,789        0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A   $158.35         --              --          --         6.08%
      Highest contract charge 0.60% Class A  $157.25         --              --          --         5.44%
      All contract charges                        --        170         $25,718        2.61%          --
2010  Lowest contract charge 0.00% Class A   $149.28         --              --          --         6.47%
      Highest contract charge 0.60% Class A  $149.14         --              --          --         5.83%
      All contract charges                        --        187         $26,807        2.84%          --
2009  Lowest contract charge 0.00% Class A   $140.21         --              --          --         8.58%
      Highest contract charge 0.60% Class A  $140.92         --              --          --         7.93%
      All contract charges                        --        184         $24,878        3.64%          --
2008  Lowest contract charge 0.00% Class A   $129.13         --              --          --         2.72%
      Highest contract charge 0.60% Class A  $130.57         --              --          --         2.11%
      All contract charges                        --        162         $20,806        4.96%          --
2007  Lowest contract charge 0.00% Class A   $125.71         --              --          --         6.53%
      Highest contract charge 0.60% Class A  $127.87         --              --          --         5.89%
      All contract charges                        --        157         $19,585        4.20%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B   $163.14         --              --          --         5.81%
      Highest contract charge 0.90% Class B  $149.04         --              --          --         4.85%
      All contract charges                        --        414         $64,265        2.61%          --
2010  Lowest contract charge 0.00% Class B   $154.18         --              --          --         6.20%
      Highest contract charge 0.90% Class B  $142.14         --              --          --         5.25%
      All contract charges                        --        509         $75,116        2.84%          --
2009  Lowest contract charge 0.00% Class B   $145.18         --              --          --         8.32%
      Highest contract charge 0.90% Class B  $135.05         --              --          --         7.33%
      All contract charges                        --        582         $81,363        3.64%          --
2008  Lowest contract charge 0.00% Class B   $134.03         --              --          --         2.46%
      Highest contract charge 0.90% Class B  $125.82         --              --          --         1.55%
      All contract charges                        --        479         $62,184        4.96%          --
2007  Lowest contract charge 0.00% Class B   $130.81         --              --          --         6.26%
      Highest contract charge 0.90% Class B  $123.90         --              --          --         5.29%
      All contract charges                        --        459         $58,320        4.20%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A   $169.26         --              --          --       (17.78)%
      Highest contract charge 0.60% Class A  $120.32         --              --          --       (18.27)%
      All contract charges                        --         67         $11,163        1.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                               ------- ----------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2010   Lowest contract charge 0.00% Class A    $205.86         --              --          --         7.22%
       Highest contract charge 0.60% Class A   $147.22         --              --          --         6.58%
       All contract charges                         --         70         $14,070        2.99%          --
2009   Lowest contract charge 0.00% Class A    $191.99         --              --          --        30.24%
       Highest contract charge 0.60% Class A   $138.13         --              --          --        29.45%
       All contract charges                         --         76         $14,392        1.68%          --
2008   Lowest contract charge 0.00% Class A    $147.41         --              --          --       (47.10)%
       Highest contract charge 0.60% Class A   $106.70         --              --          --       (47.42)%
       All contract charges                         --         76         $11,041        1.63%          --
2007   Lowest contract charge 0.00% Class A    $278.66         --              --          --        12.71%
       Highest contract charge 0.60% Class A   $202.92         --              --          --        12.04%
       All contract charges                         --         71         $19,542        0.78%          --
MULTIMANAGER INTERNATIONAL EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B    $158.89         --              --          --       (17.98)%
       Highest contract charge 0.90% Class B   $112.00         --              --          --       (18.72)%
       All contract charges                         --        229         $27,589        1.66%          --
2010   Lowest contract charge 0.00% Class B    $193.73         --              --          --         6.96%
       Highest contract charge 0.90% Class B   $137.79         --              --          --         5.99%
       All contract charges                         --        259         $37,993        2.99%          --
2009   Lowest contract charge 0.00% Class B    $181.13         --              --          --        29.92%
       Highest contract charge 0.90% Class B   $130.00         --              --          --        28.75%
       All contract charges                         --        294         $40,174        1.68%          --
2008   Lowest contract charge 0.00% Class B    $139.42         --              --          --       (47.23)%
       Highest contract charge 0.90% Class B   $100.97         --              --          --       (47.71)%
       All contract charges                         --        313         $32,917        1.63%          --
2007   Lowest contract charge 0.00% Class B    $264.21         --              --          --        12.43%
       Highest contract charge 0.90% Class B   $193.09         --              --          --        11.41%
       All contract charges                         --        326         $65,021        0.78%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A    $160.15         --              --          --        (7.12)%
       Highest contract charge 0.60% Class A   $111.54         --              --          --        (7.68)%
       All contract charges                         --         20         $ 3,235        0.43%          --
2010   Lowest contract charge 0.00% Class A    $172.43         --              --          --        11.82%
       Highest contract charge 0.60% Class A   $120.82         --              --          --        11.15%
       All contract charges                         --         21         $ 3,622        0.40%          --
2009   Lowest contract charge 0.00% Class A    $154.20         --              --          --        32.84%
       Highest contract charge 0.60% Class A   $108.70         --              --          --        32.04%
       All contract charges                         --         23         $ 3,543        1.60%          --
2008   Lowest contract charge 0.00% Class A    $116.08         --              --          --       (39.38)%
       Highest contract charge 0.60% Class A   $ 82.32         --              --          --       (39.75)%
       All contract charges                         --         23         $ 2,622        0.63%          --
2007   Lowest contract charge 0.00% Class A    $191.50         --              --          --         5.27%
       Highest contract charge 0.60% Class A   $136.63         --              --          --         4.63%
       All contract charges                         --         22         $ 4,107        0.55%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B    $142.67         --              --          --        (7.35)%
       Highest contract charge 0.90% Class B   $104.81         --              --          --        (8.19)%
       All contract charges                         --         40         $ 4,642        0.43%          --
2010   Lowest contract charge 0.00% Class B    $153.99         --              --          --        11.54%
       Highest contract charge 0.90% Class B   $114.16         --              --          --        10.54%
       All contract charges                         --         40         $ 5,027        0.40%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                ------- ----------------- ---------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2009    Lowest contract charge 0.00% Class B    $138.05         --              --          --        32.51%
        Highest contract charge 0.90% Class B   $103.27         --              --          --        31.32%
        All contract charges                         --         36         $ 3,992        1.60%          --
2008    Lowest contract charge 0.00% Class B    $104.18         --              --          --       (39.54)%
        Highest contract charge 0.90% Class B   $ 78.64         --              --          --       (40.08)%
        All contract charges                         --         37         $ 3,035        0.63%          --
2007    Lowest contract charge 0.00% Class B    $172.31         --              --          --         5.00%
        Highest contract charge 0.90% Class B   $131.25         --              --          --         4.05%
        All contract charges                         --         42         $ 5,631        0.55%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.00% to 0.60%*
2011    Lowest contract charge 0.00% Class A    $175.62         --              --          --        (5.29)%
        Highest contract charge 0.60% Class A   $125.29         --              --          --        (5.85)%
        All contract charges                         --         53         $ 9,069        1.05%          --
2010    Lowest contract charge 0.00% Class A    $185.43         --              --          --        13.44%
        Highest contract charge 0.60% Class A   $133.08         --              --          --        12.76%
        All contract charges                         --         60         $10,690        0.93%
2009    Lowest contract charge 0.00% Class A    $163.46         --              --          --        23.16%
        Highest contract charge 0.60% Class A   $118.02         --              --          --        22.43%
        All contract charges                         --         63         $ 9,918        1.92%          --
2008    Lowest contract charge 0.00% Class A    $132.72         --              --          --       (37.29)%
        Highest contract charge 0.60% Class A   $ 96.40         --              --          --       (37.67)%
        All contract charges                         --         63         $ 8,190        1.56%          --
2007    Lowest contract charge 0.00% Class A    $211.64         --              --          --         3.90%
        Highest contract charge 0.60% Class A   $154.66         --              --          --         3.27%
        All contract charges                         --         56         $11,584        1.24%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Class B    $158.87         --              --          --        (5.52)%
        Highest contract charge 0.90% Class B   $119.52         --              --          --        (6.37)%
        All contract charges                         --        141         $18,213        1.05%          --
2010    Lowest contract charge 0.00% Class B    $168.15         --              --          --        13.15%
        Highest contract charge 0.90% Class B   $127.65         --              --          --        12.14%
        All contract charges                         --        170         $23,298        0.93%          --
2009    Lowest contract charge 0.00% Class B    $148.60         --              --          --        22.85%
        Highest contract charge 0.90% Class B   $113.84         --              --          --        21.75%
        All contract charges                         --        203         $24,443        1.92%          --
2008    Lowest contract charge 0.00% Class B    $120.96         --              --          --       (37.45)%
        Highest contract charge 0.90% Class B   $ 93.50         --              --          --       (38.01)%
        All contract charges                         --        228         $22,209        1.56%          --
2007    Lowest contract charge 0.00% Class B    $193.37         --              --          --         3.64%
        Highest contract charge 0.90% Class B   $150.84         --              --          --         2.70%
        All contract charges                         --        201         $31,371        1.24%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 0.00% to 0.60%*
2011    Lowest contract charge 0.00% Class A    $214.65         --              --          --        (7.65)%
        Highest contract charge 0.60% Class A   $123.55         --              --          --        (8.21)%
        All contract charges                         --         43         $ 9,091          --           --
2010    Lowest contract charge 0.00% Class A    $232.43         --              --          --        27.20%
        Highest contract charge 0.60% Class A   $134.60         --              --          --        26.44%
        All contract charges                         --         47         $10,811          --           --
2009    Lowest contract charge 0.00% Class A    $182.73         --              --          --        42.13%
        Highest contract charge 0.60% Class A   $106.45         --              --          --        41.28%
        All contract charges                         --         52         $ 9,201          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2008   Lowest contract charge 0.00% Class A   $128.57         --              --          --       (43.44)%
       Highest contract charge 0.60% Class A  $ 75.35         --              --          --       (43.78)%
       All contract charges                        --         51         $ 6,494          --           --
2007   Lowest contract charge 0.00% Class A   $227.31         --              --          --        12.19%
       Highest contract charge 0.60% Class A  $134.03         --              --          --        11.51%
       All contract charges                        --         51         $11,417          --           --
MULTIMANAGER MID CAP GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $189.57         --              --          --        (7.88)%
       Highest contract charge 0.90% Class B  $111.81         --              --          --        (8.71)%
       All contract charges                        --        133         $16,020          --           --
2010   Lowest contract charge 0.00% Class B   $205.79         --              --          --        26.88%
       Highest contract charge 0.90% Class B  $122.48         --              --          --        25.74%
       All contract charges                        --        153         $19,965          --           --
2009   Lowest contract charge 0.00% Class B   $162.19         --              --          --        41.78%
       Highest contract charge 0.90% Class B  $ 97.40         --              --          --        40.49%
       All contract charges                        --        167         $17,174          --           --
2008   Lowest contract charge 0.00% Class B   $114.40         --              --          --       (43.58)%
       Highest contract charge 0.90% Class B  $ 69.33         --              --          --       (44.08)%
       All contract charges                        --        180         $13,058          --           --
2007   Lowest contract charge 0.00% Class B   $202.77         --              --          --        11.91%
       Highest contract charge 0.90% Class B  $123.99         --              --          --        10.89%
       All contract charges                        --        194         $24,950          --           --
MULTIMANAGER MID CAP VALUE
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $227.83         --              --          --       (13.11)%
       Highest contract charge 0.60% Class A  $142.45         --              --          --       (13.63)%
       All contract charges                        --         52         $ 9,552        0.06%          --
2010   Lowest contract charge 0.00% Class A   $262.21         --              --          --        25.23%
       Highest contract charge 0.60% Class A  $164.93         --              --          --        24.48%
       All contract charges                        --         54         $11,972        0.80%          --
2009   Lowest contract charge 0.00% Class A   $209.39         --              --          --        44.72%
       Highest contract charge 0.60% Class A  $132.50         --              --          --        43.86%
       All contract charges                        --         51         $ 9,941        3.12%          --
2008   Lowest contract charge 0.00% Class A   $144.68         --              --          --       (35.81)%
       Highest contract charge 0.60% Class A  $ 92.10         --              --          --       (36.20)%
       All contract charges                        --         51         $ 7,026        0.49%          --
2007   Lowest contract charge 0.00% Class A   $225.38         --              --          --         0.34%
       Highest contract charge 0.60% Class A  $144.35         --              --          --        (0.26)%
       All contract charges                        --         44         $ 9,523          --           --
MULTIMANAGER MID CAP VALUE
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $149.25         --              --          --       (13.33)%
       Highest contract charge 0.90% Class B  $136.35         --              --          --       (14.11)%
       All contract charges                        --        238         $33,687        0.06%          --
2010   Lowest contract charge 0.00% Class B   $172.21         --              --          --        24.91%
       Highest contract charge 0.90% Class B  $158.75         --              --          --        23.79%
       All contract charges                        --        291         $47,906        0.80%          --
2009   Lowest contract charge 0.00% Class B   $137.87         --              --          --        44.36%
       Highest contract charge 0.90% Class B  $128.24         --              --          --        43.06%
       All contract charges                        --        317         $42,070        3.12%          --
2008   Lowest contract charge 0.00% Class B   $ 95.50         --              --          --       (35.97)%
       Highest contract charge 0.90% Class B  $ 89.64         --              --          --       (36.55)%
       All contract charges                        --        331         $30,500        0.49%          --
2007   Lowest contract charge 0.00% Class B   $149.14         --              --          --         0.09%
       Highest contract charge 0.90% Class B  $141.27         --              --          --        (0.81)%
       All contract charges                        --        362         $52,202          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $214.82         --               --         --         5.33%
       Highest contract charge 0.90% Class A      $219.78         --               --         --         4.39%
       All contract charges                            --        335         $ 94,119       3.87%          --
2010   Lowest contract charge 0.00% Class A       $203.94         --               --         --         6.89%
       Highest contract charge 0.90% Class A      $210.54         --               --         --         5.93%
       All contract charges                            --        413         $108,715       2.75%          --
2009   Lowest contract charge 0.00% Class A       $190.79         --               --         --         9.92%
       Highest contract charge 0.90% Class A      $198.75         --               --         --         8.93%
       All contract charges                            --        464         $115,385       4.64%          --
2008   Lowest contract charge 0.00% Class A       $173.57         --               --         --       (23.31)%
       Highest contract charge 0.90% Class A      $182.46         --               --         --       (24.00)%
       All contract charges                            --        503         $116,460       9.53%          --
2007   Lowest contract charge 0.00% Class A       $226.34         --               --         --         3.39%
       Highest contract charge 0.90% Class A      $240.09         --               --         --         2.46%
       All contract charges                            --        537         $164,892       7.42%          --
MULTIMANAGER MULTI-SECTOR BOND
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $129.77         --               --         --         5.08%
       Highest contract charge 0.60% Class B      $103.85         --               --         --         4.45%
       All contract charges                            --        160         $ 17,351       3.87%          --
2010   Lowest contract charge 0.00% Class B       $123.50         --               --         --         6.63%
       Highest contract charge 0.90% Class B      $ 95.76         --               --         --         5.67%
       All contract charges                            --        171         $ 17,687       2.75%          --
2009   Lowest contract charge 0.00% Class B       $115.82         --               --         --         9.65%
       Highest contract charge 0.90% Class B      $ 90.62         --               --         --         8.66%
       All contract charges                            --        171         $ 16,486       4.64%          --
2008   Lowest contract charge 0.00% Class B       $105.63         --               --         --       (23.51)%
       Highest contract charge 0.90% Class B      $ 83.40         --               --         --       (24.19)%
       All contract charges                            --        187         $ 16,482       9.53%          --
2007   Lowest contract charge 0.00% Class B       $138.09         --               --         --         3.14%
       Highest contract charge 0.90% Class B      $110.01         --               --         --         2.20%
       All contract charges                            --        222         $ 25,669       7.42%          --
MULTIMANAGER SMALL CAP GROWTH (F)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $118.32         --               --         --       (15.68)%
       Highest contract charge 0.90% Class B (c)  $ 77.38         --               --         --       (16.45)%
       All contract charges                            --         68         $  7,065         --           --
2010   Lowest contract charge 0.00% Class B       $140.33         --               --         --        27.65%
       Highest contract charge 0.90% Class B (c)  $ 92.61         --               --         --        26.51%
       All contract charges                            --         70         $  8,519         --           --
2009   Lowest contract charge 0.00% Class B       $109.93         --               --         --        34.54%
       Highest contract charge 0.90% Class B (c)  $ 73.21         --               --         --        33.32%
       All contract charges                            --         69         $  6,549         --           --
2008   Lowest contract charge 0.00% Class B       $ 81.71         --               --         --       (42.11)%
       Highest contract charge 0.90% Class B (c)  $ 54.91         --               --         --       (42.63)%
       All contract charges                            --         48         $  3,506         --           --
2007   Lowest contract charge 0.00% Class B       $141.15         --               --         --         3.68%
       Highest contract charge 0.90% Class B (c)  $ 95.72         --               --         --        (4.28)%
       All contract charges                            --         35         $  4,611         --           --
MULTIMANAGER SMALL CAP VALUE
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A       $175.84         --               --         --        (8.79)%
       Highest contract charge 0.60% Class A      $167.33         --               --         --        (9.34)%
       All contract charges                            --         65         $ 11,397       0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                             ------- ----------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.00% Class A   $192.78         --              --          --        24.82%
      Highest contract charge 0.60% Class A  $184.56         --              --          --        24.07%
      All contract charges                        --         70         $13,507        0.26%          --
2009  Lowest contract charge 0.00% Class A   $154.45         --              --          --        26.73%
      Highest contract charge 0.60% Class A  $148.76         --              --          --        25.97%
      All contract charges                        --         74         $11,427        1.14%          --
2008  Lowest contract charge 0.00% Class A   $121.87         --              --          --       (37.71)%
      Highest contract charge 0.60% Class A  $118.09         --              --          --       (38.08)%
      All contract charges                        --         73         $ 8,899        0.31%          --
2007  Lowest contract charge 0.00% Class A   $195.65         --              --          --        (9.59)%
      Highest contract charge 0.60% Class A  $190.72         --              --          --       (10.14)%
      All contract charges                        --         74         $14,269        0.38%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B   $184.48         --              --          --        (9.02)%
      Highest contract charge 0.90% Class B  $164.59         --              --          --        (9.83)%
      All contract charges                        --         80         $13,785        0.16%          --
2010  Lowest contract charge 0.00% Class B   $202.76         --              --          --        24.50%
      Highest contract charge 0.90% Class B  $182.54         --              --          --        23.39%
      All contract charges                        --         94         $17,887        0.26%          --
2009  Lowest contract charge 0.00% Class B   $162.86         --              --          --        26.42%
      Highest contract charge 0.90% Class B  $147.95         --              --          --        25.28%
      All contract charges                        --        108         $16,637        1.14%          --
2008  Lowest contract charge 0.00% Class B   $128.82         --              --          --       (37.86)%
      Highest contract charge 0.90% Class B  $118.09         --              --          --       (38.43)%
      All contract charges                        --        125         $15,267        0.31%          --
2007  Lowest contract charge 0.00% Class B   $207.32         --              --          --        (9.84)%
      Highest contract charge 0.90% Class B  $191.79         --              --          --       (10.65)%
      All contract charges                        --        146         $28,898        0.38%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A   $251.38         --              --          --        (4.58)%
      Highest contract charge 0.60% Class A  $132.40         --              --          --        (5.14)%
      All contract charges                        --         51         $12,242          --           --
2010  Lowest contract charge 0.00% Class A   $263.44         --              --          --        18.00%
      Highest contract charge 0.60% Class A  $139.58         --              --          --        17.29%
      All contract charges                        --         51         $12,775          --           --
2009  Lowest contract charge 0.00% Class A   $223.26         --              --          --        58.84%
      Highest contract charge 0.60% Class A  $119.01         --              --          --        57.88%
      All contract charges                        --         55         $11,948          --           --
2008  Lowest contract charge 0.00% Class A   $140.56         --              --          --       (46.96)%
      Highest contract charge 0.60% Class A  $ 75.38         --              --          --       (47.28)%
      All contract charges                        --         51         $ 6,987          --           --
2007  Lowest contract charge 0.00% Class A   $265.01         --              --          --        18.55%
      Highest contract charge 0.60% Class A  $142.97         --              --          --        17.83%
      All contract charges                        --         47         $12,183          --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B   $204.36         --              --          --        (4.82)%
      Highest contract charge 0.90% Class B  $115.08         --              --          --        (5.67)%
      All contract charges                        --        465         $59,503          --           --
2010  Lowest contract charge 0.00% Class B   $214.70         --              --          --        17.70%
      Highest contract charge 0.90% Class B  $122.00         --              --          --        16.65%
      All contract charges                        --        502         $68,052          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
                                                                  UNIT    UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                                  VALUE        (000S)         (000S)   INCOME RATIO** RETURN***
                                                                 -------  ----------------- ---------- -------------- ---------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2009    Lowest contract charge 0.00% Class B                     $182.41          --              --          --        58.44%
        Highest contract charge 0.90% Class B                    $104.59          --              --          --        57.02%
        All contract charges                                          --         577         $68,071          --           --
2008    Lowest contract charge 0.00% Class B                     $115.13          --              --          --       (47.08)%
        Highest contract charge 0.90% Class B                    $ 66.61          --              --          --       (47.56)%
        All contract charges                                          --         551         $40,530          --           --
2007    Lowest contract charge 0.00% Class B                     $217.54          --              --          --        18.22%
        Highest contract charge 0.90% Class B                    $127.01          --              --          --        17.15%
        All contract charges                                          --         586         $81,155          --           --
MUTUAL SHARES SECURITIES FUND
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Class 2 (x)                 $101.93          --              --          --        (1.04)%
        Highest contract charge 0.90% Class 2 (x)                $100.38          --              --          --        (1.93)%
        All contract charges                                          --          83         $ 8,046        2.49%          --
2010    Lowest contract charge 0.00% Class 2 (x)                 $103.00          --              --          --        13.77%
        Highest contract charge 0.90% Class 2 (x)                $102.36          --              --          --        13.15%
        All contract charges                                          --          73         $ 7,154        0.60%          --
NATURAL RESOURCES PORTFOLIO
        Unit Value 0.00% to 0.00%*
2011    Lowest contract charge 0.00% Class II (k)                $ 81.10          --              --          --       (19.34)%
        Lowest contract charge 0.00% Class II (k)                $ 81.10          --              --          --       (19.34)%
        All contract charges                                          --         302         $24,330          --           --
2010    Lowest contract charge 0.00% Class II (k)                $100.55          --              --          --        27.48%
        Lowest contract charge 0.00% Class II (k)                $100.55          --              --          --        27.48%
        All contract charges                                          --         383         $38,117        0.07%          --
2009    Lowest contract charge 0.00% Class II (k)                $ 78.88          --              --          --        76.42%
        Lowest contract charge 0.00% Class II (k)                $ 78.88          --              --          --        76.42%
        All contract charges                                          --         367         $28,942        0.28%          --
2008    Lowest contract charge 0.00% Class II (k)                $ 44.71          --              --          --       (55.29)%
        Lowest contract charge 0.00% Class II (k)                $ 44.71          --              --          --       (55.29)%
        All contract charges                                          --         255         $11,418        0.22%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Advisor Share Class (x)     $114.84          --              --          --        (7.54)%
        Highest contract charge 0.90% Advisor Share Class (x)    $113.09          --              --          --        (8.38)%
        All contract charges                                          --          69         $ 7,846       14.44%          --
2010    Lowest contract charge 0.00% Advisor Share Class (x)     $124.21          --              --          --        35.40%
        Highest contract charge 0.90% Advisor Share Class (x)    $123.43          --              --          --        34.68%
        All contract charges                                          --          24         $ 2,992        9.67%          --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Advisor Share Class (x)     $117.29          --              --          --        11.57%
        Highest contract charge 0.90% Advisor Share Class (x)    $115.51          --              --          --        10.57%
        All contract charges                                          --         263         $26,875        1.76%          --
2010    Lowest contract charge 0.00% Advisor Share Class (x)     $105.13          --              --          --         3.84%
        Highest contract charge 0.90% Advisor Share Class (x)    $104.47          --              --          --         3.27%
        All contract charges                                          --         116         $ 9,350        2.45%          --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Advisor Share Class (x)     $108.31          --              --          --         3.51%
        Highest contract charge 0.90% Advisor Share Class (x)    $106.66          --              --          --         2.58%
        All contract charges                                          --         532         $54,786        2.54%          --
2010    Lowest contract charge 0.00% Advisor Share Class (x)     $104.64          --              --          --         3.97%
        Highest contract charge 0.90% Advisor Share Class (x)    $103.98          --              --          --         3.40%
        All contract charges                                          --         367         $37,174        6.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                    VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                   ------- ----------------- ---------- -------------- ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class II (x)   $101.56        --               --          --        (1.01)%
       Highest contract charge 0.90% Class II (x)  $100.02        --               --          --        (1.90)%
       All contract charges                             --        93           $9,413        1.61%          --
2010   Lowest contract charge 0.00% Class II (x)   $102.60        --               --          --        16.44%
       Highest contract charge 0.90% Class II (x)  $101.96        --               --          --        15.80%
       All contract charges                             --        52           $5,337        1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class II (x)   $117.58        --               --          --        10.38%
       Highest contract charge 0.00% Class II (x)  $117.58        --               --          --        10.38%
       All contract charges                             --        23           $2,213          --           --
2010   Lowest contract charge 0.00% Class II (x)   $106.52        --               --          --        18.99%
       Highest contract charge 0.00% Class II (x)  $106.52        --               --          --        18.99%
       All contract charges                             --         7           $  769          --           --
TARGET 2015 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)    $104.99        --               --          --        (2.81)%
       Lowest contract charge 0.00% Class B (k)    $104.99        --               --          --        (2.81)%
       All contract charges                             --        30           $3,123        1.52%          --
2010   Lowest contract charge 0.00% Class B (k)    $108.03        --               --          --        10.73%
       Lowest contract charge 0.00% Class B (k)    $108.03        --               --          --        10.73%
       All contract charges                             --        58           $6,259        2.22%          --
2009   Lowest contract charge 0.00% Class B (k)    $ 97.56        --               --          --        20.30%
       Lowest contract charge 0.00% Class B (k)    $ 97.56        --               --          --        20.30%
       All contract charges                             --        37           $3,250        6.33%          --
2008   Lowest contract charge 0.00% Class B (k)    $ 81.10        --               --          --       (28.29)%
       Lowest contract charge 0.00% Class B (k)    $ 81.10        --               --          --       (28.29)%
       All contract charges                             --        11           $  878       13.10%          --
TARGET 2025 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)    $101.46        --               --          --        (3.91)%
       Lowest contract charge 0.00% Class B (k)    $101.46        --               --          --        (3.91)%
       All contract charges                             --        55           $5,145        1.44%          --
2010   Lowest contract charge 0.00% Class B (k)    $105.59        --               --          --        11.94%
       Lowest contract charge 0.00% Class B (k)    $105.59        --               --          --        11.94%
       All contract charges                             --        71           $7,295        3.51%          --
2009   Lowest contract charge 0.00% Class B (k)    $ 94.32        --               --          --        23.20%
       Lowest contract charge 0.00% Class B (k)    $ 94.32        --               --          --        23.20%
       All contract charges                             --        18           $1,631        5.94%          --
2008   Lowest contract charge 0.00% Class B (k)    $ 76.56        --               --          --       (32.44)%
       Lowest contract charge 0.00% Class B (k)    $ 76.56        --               --          --       (32.44)%
       All contract charges                             --         9           $  658       19.66%          --
TARGET 2035 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)    $ 99.35        --               --          --        (4.64)%
       Lowest contract charge 0.00% Class B (k)    $ 99.35        --               --          --        (4.64)%
       All contract charges                             --        76           $7,180        1.43%          --
2010   Lowest contract charge 0.00% Class B (k)    $104.18        --               --          --        12.73%
       Lowest contract charge 0.00% Class B (k)    $104.18        --               --          --        12.73%
       All contract charges                             --        65           $6,616        3.41%          --
2009   Lowest contract charge 0.00% Class B (k)    $ 92.42        --               --          --        25.56%
       Lowest contract charge 0.00% Class B (k)    $ 92.42        --               --          --        25.56%
       All contract charges                             --        14           $1,281        6.51%          --
2008   Lowest contract charge 0.00% Class B (k)    $ 73.61        --               --          --       (35.40)%
       Lowest contract charge 0.00% Class B (k)    $ 73.61        --               --          --       (35.40)%
       All contract charges                             --         1           $   97        8.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                            -----------------------------------------------------------
                                                             UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                             VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                            ------- ----------------- ---------- -------------- ---------
TARGET 2045 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)             $ 96.35         --              --          --        (5.53)%
       Lowest contract charge 0.00% Class B (k)             $ 96.35         --              --          --        (5.53)%
       All contract charges                                      --         16         $ 1,148        1.10%          --
2010   Lowest contract charge 0.00% Class B (k)             $101.99         --              --          --        13.28%
       Lowest contract charge 0.00% Class B (k)             $101.99         --              --          --        13.28%
       All contract charges                                      --         14         $ 1,246        3.51%          --
2009   Lowest contract charge 0.00% Class B (k)             $ 90.03         --              --          --        27.76%
       Lowest contract charge 0.00% Class B (k)             $ 90.03         --              --          --        27.76%
       All contract charges                                      --          3         $   153        3.68%          --
2008   Lowest contract charge 0.00% Class B (k)             $ 70.47         --              --          --       (38.66)%
       Lowest contract charge 0.00% Class B (k)             $ 70.47         --              --          --       (38.66)%
       All contract charges                                      --         --         $     8          --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)             $ 95.62         --              --          --       (15.85)%
       Highest contract charge 0.90% Class 2 (x)            $ 94.17         --              --          --       (16.61)%
       All contract charges                                      --         79         $ 7,494        1.03%          --
2010   Lowest contract charge 0.00% Class 2 (x)             $113.63         --              --          --        34.35%
       Highest contract charge 0.90% Class 2 (x)            $112.93         --              --          --        33.61%
       All contract charges                                      --         38         $ 4,357        0.10%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)             $104.25         --              --          --        (0.87)%
       Highest contract charge 0.90% Class 2 (x)            $102.67         --              --          --        (1.76)%
       All contract charges                                      --        558         $56,997        5.42%          --
2010   Lowest contract charge 0.00% Class 2 (x)             $105.16         --              --          --        11.61%
       Highest contract charge 0.90% Class 2 (x)            $104.51         --              --          --        11.00%
       All contract charges                                      --        165         $17,145        0.05%          --
TEMPLETON GROWTH SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)             $ 97.10         --              --          --        (6.97)%
       Highest contract charge 0.90% Class 2 (x)            $ 95.63         --              --          --        (7.81)%
       All contract charges                                      --         10         $ 1,008        1.34%          --
2010   Lowest contract charge 0.00% Class 2 (x)             $104.38         --              --          --        19.84%
       Highest contract charge 0.90% Class 2 (x)            $103.73         --              --          --        19.19%
       All contract charges                                      --          3         $   326          --           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class S (x)             $ 97.60         --              --          --       (16.69)%
       Highest contract charge 0.90% Class S (x)            $ 96.11         --              --          --       (17.45)%
       All contract charges                                      --        102         $ 9,923        0.63%          --
2010   Lowest contract charge 0.00% Class S (x)             $117.15         --              --          --        42.78%
       Highest contract charge 0.90% Class S (x)            $116.42         --              --          --        41.99%
       All contract charges                                      --         35         $ 4,065          --           --
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
       Unit Value 0.60% to 0.60%*
2011   Lowest contract charge 0.60% Investor Share Class    $123.67         --              --          --         1.32%
       Highest contract charge 0.60% Investor Share Class   $123.67         --              --          --         1.32%
       All contract charges                                      --         29         $ 3,537        1.67%          --
2010   Lowest contract charge 0.60% Investor Share Class    $122.06         --              --          --        14.22%
       Highest contract charge 0.60% Investor Share Class   $122.06         --              --          --        14.22%
       All contract charges                                      --         51         $ 6,230        1.98%          --
2009   Lowest contract charge 0.60% Investor Share Class    $106.86         --              --          --        25.68%
       Highest contract charge 0.60% Investor Share Class   $106.86         --              --          --        25.68%
       All contract charges                                      --         48         $ 5,109        2.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

                                                                                YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               UNIT     UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                               VALUE         (000S)         (000S)   INCOME RATIO** RETURN***
                                                               -------  ----------------- ---------- -------------- ---------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO (CONTINUED)
2008    Lowest contract charge 0.60% Investor Share Class     $ 85.02          --               --          --       (37.31)%
        Highest contract charge 0.60% Investor Share Class    $ 85.02          --               --          --       (37.31)%
        All contract charges                                       --          48           $4,107        5.70%          --
2007    Lowest contract charge 0.60% Investor Share Class     $135.63          --               --          --         4.75%
        Highest contract charge 0.60% Investor Share Class    $135.63          --               --          --         4.75%
        All contract charges                                       --          40           $5,476        1.41%          --

   ----------
  (a)Units were made available for sale on April 27, 2007.
  (b)Units were made available for sale on July 6, 2007.
  (c)Units were made available for sale on May 25, 2007.
  (d)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (e)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (f)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (g)A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
  (h)A substitution of EQ/Morgan Stanley Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
  (i)A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
  (j)A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (k)Units were made available for sale on May 1, 2008.
  (l)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (m)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (n)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (o)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (p)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (q)Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
  (r)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (s)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (t)Units were made available for sale on May 1, 2009.
  (u)Units were made available for sale on September 11, 2009.
  (v)Units were made available for sale on September 18, 2009.
  (w)Multimanager Aggressive Equity replaced Multimanger Large Cap Growth due to a fund substitution on September 17, 2010.
  (x)Units were made available for sale on May 24, 2010.
  (y)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
  (z)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
 (aa)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
 (ab)Units were made available on May 2, 2011.
  * Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2011 and 2010.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2011, 2010 and 2009............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2011, 2010 and 2009. F-5
 Consolidated Statements of Equity, Years Ended December 31, 2011, 2010 and 2009...................... F-6
 Consolidated Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009.................. F-7
 Notes to Consolidated Financial Statements........................................................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts on January 1, 2012 and the manner in which it accounts for the recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2012, except for the effects of the change in accounting for costs associated with acquiring or renewing insurance contracts, discussed in Note 2 to the consolidated financial statements, as to which the date is August 29, 2012.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                    2011        2010
                                                                                 ----------  ----------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value............................ $   31,992  $   29,057
  Mortgage loans on real estate.................................................      4,281       3,571
  Equity real estate, held for the production of income.........................         99         140
  Policy loans..................................................................      3,542       3,581
  Other equity investments......................................................      1,707       1,618
  Trading securities............................................................        982         506
  Other invested assets.........................................................      2,340       1,413
                                                                                 ----------  ----------
   Total investments............................................................     44,943      39,886
Cash and cash equivalents.......................................................      3,227       2,155
Cash and securities segregated, at fair value...................................      1,280       1,110
Broker-dealer related receivables...............................................      1,327       1,389
Deferred policy acquisition costs...............................................      3,545       6,503
Goodwill and other intangible assets, net.......................................      3,697       3,702
Amounts due from reinsurers.....................................................      3,542       3,252
Loans to affiliates.............................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..............     10,547       4,606
Other assets....................................................................      5,340       5,614
Separate Accounts' assets.......................................................     86,419      92,014
                                                                                 ----------  ----------

TOTAL ASSETS.................................................................... $  164,908  $  161,276
                                                                                 ==========  ==========

LIABILITIES
Policyholders' account balances................................................. $   26,033  $   24,654
Future policy benefits and other policyholders liabilities......................     21,595      18,965
Broker-dealer related payables..................................................        466         369
Customers related payables......................................................      1,889       1,770
Amounts due to reinsurers.......................................................         74          75
Short-term and long-term debt...................................................        645         425
Loans from affiliates...........................................................      1,325       1,325
Income taxes payable............................................................      5,104       3,657
Other liabilities...............................................................      3,815       3,075
Separate Accounts' liabilities..................................................     86,419      92,014
                                                                                 ----------  ----------
   Total liabilities............................................................    147,365     146,329
                                                                                 ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares authorized, issued and
   outstanding.................................................................. $        2  $        2
  Capital in excess of par value................................................      5,743       5,593
  Retained earnings.............................................................      9,392       6,844
  Accumulated other comprehensive income (loss).................................       (297)       (610)
                                                                                 ----------  ----------
  Total AXA Equitable's equity..................................................     14,840      11,829
                                                                                 ----------  ----------
Noncontrolling interest.........................................................      2,703       3,118
                                                                                 ----------  ----------
   Total equity.................................................................     17,543      14,947
                                                                                 ----------  ----------

TOTAL LIABILITIES AND EQUITY.................................................... $  164,908  $  161,276
                                                                                 ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
 Total revenues.........................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     3,620       (326)       41
Capitalization of deferred policy acquisition costs.....................      (759)      (655)     (687)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    13,748      8,193     6,535
                                                                         ---------  ---------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                                   2011      2010      2009
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes................. $  4,124  $  3,248  $ (3,293)
Income tax (expense) benefit....................................................   (1,298)     (789)    1,347
                                                                                 --------  --------  --------

Earnings (loss) from continuing operations, net of income taxes.................    2,826     2,459    (1,946)
Earnings (loss) from discontinued operations, net of income taxes...............       --        --         3
                                                                                 --------  --------  --------

Net earnings (loss).............................................................    2,826     2,459    (1,943)
  Less: net (earnings) loss attributable to the noncontrolling interest.........      101      (235)     (359)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $  2,927  $  2,224  $ (2,302)
                                                                                 ========  ========  ========

Amounts attributable to AXA Equitable:
  Earnings (loss) from continuing operations, net of income taxes............... $  2,927  $  2,224  $ (2,305)
  Earnings (loss) from discontinued operations, net of income taxes.............       --        --         3
                                                                                 --------  --------  --------
Net Earnings (Loss)............................................................. $  2,927  $  2,224  $ (2,302)
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                 2011      2010      2009
                                                                               --------  --------  --------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  2,826  $  2,459  $ (1,943)
                                                                               --------  --------  --------

Other comprehensive income (loss) net of income taxes:
Cumulative impact of implementing new accounting guidance, net of taxes.......       --        --       (29)
Change in unrealized gains (losses), net of reclassification adjustment.......      366       459     1,360
Defined benefit plans:
 Net gain (loss) arising during year..........................................     (169)     (121)      (65)
 Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........       94        82        65
     Amortization of net prior service credit included in net periodic cost...        1        (1)       (3)
                                                                               --------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............      (74)      (40)       (3)
                                                                               --------  --------  --------

Total other comprehensive income (loss), net of income taxes..................      292       419     1,328
                                                                               --------  --------  --------

Comprehensive income (loss)...................................................    3,118     2,878      (615)
                                                                               --------  --------  --------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....      122      (228)     (425)
                                                                               --------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  3,240  $  2,650  $ (1,040)
                                                                               ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                           2011       2010       2009
                                                                                        ---------  ---------  ---------
                                                                                                 (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year................................. $       2  $       2  $       2
                                                                                        ---------  ---------  ---------

 Capital in excess of par value, beginning of year.....................................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest............................        --         --        (54)
 Changes in capital in excess of par value.............................................       150         10        453
                                                                                        ---------  ---------  ---------
 Capital in excess of par value, end of year...........................................     5,743      5,593      5,583
                                                                                        ---------  ---------  ---------

 Retained earnings, beginning of year..................................................     6,844      4,920      8,413
 Impact of implementing new deferred policy acquisition costs accounting guidance, net
   of taxes............................................................................        --         --     (1,253)
                                                                                        ---------  ---------  ---------
 Retained earnings, beginning of year, as adjusted.....................................     6,844      4,920      7,160
 Net earnings (loss)...................................................................     2,927      2,224     (2,302)
 Stockholder dividends.................................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..........................        --         --         62
                                                                                        ---------  ---------  ---------
 Retained earnings, end of year........................................................     9,392      6,844      4,920
                                                                                        ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year......................      (610)    (1,036)    (2,236)
 Impact of implementing new deferred policy acquisition costs accounting guidance, net
   of taxes............................................................................        --         --        (29)
                                                                                        ---------  ---------  ---------
 Accumulated other comprehensive income (loss), beginning of year, as adjusted.........      (610)    (1,036)    (2,265)
 Impact of implementing new accounting guidance, net of taxes..........................        --         --        (62)
 Other comprehensive income (loss).....................................................       313        426      1,291
                                                                                        ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year............................      (297)      (610)    (1,036)
                                                                                        ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...........................................    14,840     11,829      9,469
                                                                                        ---------  ---------  ---------

 Noncontrolling interest, beginning of year............................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest........................         1          5         --
 Purchase of AllianceBernstein Put.....................................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity............................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.........................................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...........................      (101)       235        359
 Dividends paid to noncontrolling interest.............................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.............       (21)        (7)        66
 Other changes in noncontrolling interest..............................................       189        126        132
                                                                                        ---------  ---------  ---------

     Noncontrolling interest, end of year..............................................     2,703      3,118      3,269
                                                                                        ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.............................................................. $  17,543  $  14,947  $  12,738
                                                                                        =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                              2011      2010      2009
                                                                                            --------  --------  --------
                                                                                                    (IN MILLIONS)
Net earnings (loss)........................................................................ $  2,826  $  2,459  $ (1,943)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................      999       950     1,004
 Universal life and investment-type product policy fee income..............................   (3,312)   (3,067)   (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................      266       125    (1,353)
 (Income) loss related to derivative instruments...........................................   (2,374)      284     3,079
 Change in reinsurance recoverable with affiliate..........................................     (242)     (233)    1,486
 Investment (gains) losses, net............................................................       47       184       (54)
 Change in segregated cash and securities, net.............................................     (170)     (124)    1,587
 Change in deferred policy acquisition costs...............................................    2,861      (981)     (646)
 Change in future policy benefits..........................................................    2,110     1,136      (755)
 Change in income taxes payable............................................................    1,226       803    (1,298)
 Real estate asset write-off charge........................................................        5        26         3
 Change in the fair value of the reinsurance contract asset................................   (5,941)   (2,350)    2,566
 Amortization of deferred compensation.....................................................      418       178        88
 Amortization of deferred sales commission.................................................       38        47        55
 Amortization of reinsurance cost..........................................................      211       274       318
 Other depreciation and amortization.......................................................      146       161       156
 Amortization of other intangibles.........................................................       24        23        24
 Other, net................................................................................      (76)      111        18
                                                                                            --------  --------  --------

Net cash provided by (used in) operating activities........................................     (938)        6     1,417
                                                                                            --------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........    3,435     2,753     2,058
 Sales of investments......................................................................    1,141     3,398     6,737
 Purchases of investments..................................................................   (7,970)   (7,068)   (8,995)
 Cash settlements related to derivative instruments........................................    1,429      (651)   (2,564)
 Change in short-term investments..........................................................       16       (53)      140
 Decrease in loans to affiliates...........................................................       --         3         1
 Increase in loans to affiliates...........................................................       --        --      (250)
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (104)      (62)     (120)
 Other, net................................................................................       25       (25)        9
                                                                                            --------  --------  --------

Net cash provided by (used in) investing activities........................................   (2,028)   (1,705)   (2,984)
                                                                                            --------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010      2009
                                                                       --------  --------  -------
                                                                              (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $ 3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)  (2,161)
 Change in short-term financings......................................      220       (24)     (36)
 Change in collateralized pledged liabilities.........................      989      (270)     126
 Change in collateralized pledged assets..............................       99       533     (632)
 Capital contribution.................................................       --        --      439
 Shareholder dividends paid...........................................     (379)     (300)      --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)      --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)    (320)
 Other, net...........................................................        2        11      145
                                                                       --------  --------  -------

Net cash provided by (used in) financing activities...................    4,038     2,062      956
                                                                       --------  --------  -------

Change in cash and cash equivalents...................................    1,072       363     (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792    2,403
                                                                       --------  --------  -------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $ 1,792
                                                                       ========  ========  =======
Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $    17
                                                                       ========  ========  =======
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $    44
                                                                       ========  ========  =======

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                         AS PREVIOUSLY REPORTED    ADJUSTMENT          AS ADJUSTED
                                         --------------------   ----------------  --------------------
                                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                         --------------------   ----------------  --------------------
                                            2011        2010      2011     2010      2011       2010
                                         ---------   ---------  -------  -------  ---------  ---------
                                                                 (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs...... $   4,653   $   8,383  $(1,108) $(1,880) $   3,545  $   6,503

LIABILITIES:
 Income taxes payable...................     5,491       4,315     (387)    (658)     5,104      3,657

EQUITY:
 Retained earnings......................    10,120       8,085     (728)  (1,241)     9,392      6,844
 Accumulated other comprehensive income
   (loss)...............................      (304)       (629)       7       19       (297)      (610)
 Total AXA Equitable's equity...........    15,561      13,051     (721)  (1,222)    14,840     11,829
 Total equity...........................    18,264      16,169     (721)  (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                  AS PREVIOUSLY
                                                                    REPORTED    ADJUSTMENT AS ADJUSTED
                                                                  ------------- ---------- -----------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $  4,680     $(1,060)   $  3,620
   Capitalization of deferred policy acquisition costs...........     (1,030)        271        (759)
 Earnings (loss) from continuing operations, before income taxes.      3,335         789       4,124
 Income tax (expense) benefit....................................     (1,022)       (276)     (1,298)
 Net earnings (loss).............................................      2,313         513       2,826
 Net Earnings (Loss) Attributable to AXA Equitable...............      2,414         513       2,927

YEAR ENDED DECEMBER 31, 2010
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $    168     $  (494)   $   (326)
   Capitalization of deferred policy acquisition costs...........       (916)        261        (655)
 Earnings (loss) from continuing operations, before income taxes.      3,015         233       3,248
 Income tax (expense) benefit....................................       (707)        (82)       (789)
 Net earnings (loss).............................................      2,308         151       2,459
 Net Earnings (Loss) Attributable to AXA Equitable...............      2,073         151       2,224

YEAR ENDED DECEMBER 31, 2009
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $    115     $   (74)   $     41
   Capitalization of deferred policy acquisition costs...........       (975)        288        (687)
 Earnings (loss) from continuing operations, before income taxes.     (3,079)       (214)     (3,293)
Income tax (expense) benefit.....................................      1,272          75       1,347
 Net earnings (loss).............................................     (1,804)       (139)     (1,943)
 Net Earnings (Loss) Attributable to AXA Equitable...............     (2,163)       (139)     (2,302)

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                    AS PREVIOUSLY
                                                      REPORTED     ADJUSTMENT   AS ADJUSTED
                                                    ------------- ------------- -----------
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $  2,313       $  513      $  2,826
     Change in deferred policy acquisition costs...      3,650         (789)        2,861
     Change in income taxes payable................        950          276         1,226
YEAR ENDED DECEMBER 31, 2010
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $  2,308       $  151      $  2,459
     Change in deferred policy acquisition costs...       (747)        (234)         (981)
     Change in income taxes payable................        720           83           803
YEAR ENDED DECEMBER 31, 2009
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $ (1,804)      $ (139)     $ (1,943)
     Change in deferred policy acquisition costs...       (860)         214          (646)
     Change in income taxes payable................     (1,223)         (75)       (1,298)

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED               OTTI
                                         COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ---------- ---------- -----------
                                                           (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444  $  1,840    $  147   $  23,137     $  --
 U.S. Treasury, government and agency.     3,598       350        --       3,948        --
 States and political subdivisions....       478        64         2         540        --
 Foreign governments..................       461        65         1         525        --
 Commercial mortgage-backed...........     1,306         7       411         902        22
 Residential mortgage-backed/(1)/.....     1,556        90        --       1,646        --
 Asset-backed/(2)/....................       260        15        11         264         6
 Redeemable preferred stock...........     1,106        38       114       1,030        --
                                       ---------  --------    ------   ---------     -----
   Total Fixed Maturities.............    30,209     2,469       686      31,992        28

Equity securities.....................        18         1        --          19        --
                                       ---------  --------    ------   ---------     -----

Total at December 31, 2011............ $  30,227  $  2,470    $  686   $  32,011     $  28
                                       =========  ========    ======   =========     =====
December 31, 2010:
Fixed Maturities:
 Corporate............................ $  20,494  $  1,348    $  110   $  21,732     $  --
 U.S. Treasury, government and agency.     1,986        18        88       1,916        --
 States and political subdivisions....       516        11        16         511        --
 Foreign governments..................       502        59         1         560        --
 Commercial mortgage-backed...........     1,473         5       375       1,103        19
 Residential mortgage-backed/(1)/.....     1,601        67        --       1,668        --
 Asset-backed/(2)/....................       245        13        12         246         7
 Redeemable preferred stock...........     1,364        23        66       1,321        --
                                       ---------  --------    ------   ---------     -----
   Total Fixed Maturities.............    28,181     1,544       668      29,057        26

Equity securities.....................        26        --         3          23        --
                                       ---------  --------    ------   ---------     -----

Total at December 31, 2010............ $  28,207  $  1,544    $  671   $  29,080     $  26
                                       =========  ========    ======   =========     =====

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058 $   2,090
          Due in years two through five..........     8,257     8,722
          Due in years six through ten...........     9,881    10,723
          Due after ten years....................     5,785     6,615
                                                  --------- ---------
             Subtotal............................    25,981    28,150
          Commercial mortgage-backed securities..     1,306       902
          Residential mortgage-backed securities.     1,556     1,646
          Asset-backed securities................       260       264
                                                  --------- ---------
          Total.................................. $  29,103 $  30,962
                                                  ========= =========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                        December 31,
                                                  ------------------------
                                                   2011     2010     2009
                                                  ------  -------  -------
                                                        (IN MILLIONS)
Credit losses recognized in earnings (loss)/(1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI..............     (4)     (18)      (6)
                                                  ------  -------  -------
Total OTTI....................................... $  (36) $  (300) $  (174)
                                                  ======  =======  =======

 /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2011     2010
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      29       99
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired...............     (27)    (268)
Additional impairments this period on securities previously impaired...................      (5)      (8)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (332) $  (329)
                                                                                        =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

                                                                                                       AOCI Gain
                                                             Net                          Deferred       (Loss)
                                                         Unrealized                        Income    Related to Net
                                                            Gains                            Tax       Unrealized
                                                         (Losses) on       Policyholders    Asset      Investment
                                                         Investments   DAC  Liabilities  (Liability) Gains (Losses)
                                                         ----------- ----- ------------- ----------- --------------
                                                                               (In Millions)
Balance, January 1, 2011................................   $  (16)   $  3      $  2         $   4        $   (7)
Net investment gains (losses) arising during the period.      (32)     --        --            --           (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        5      --        --            --             5
   Excluded from Net earnings (loss)/(1)/...............       (4)     --        --            --            (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................       --       2        --            --             2
   Deferred income taxes................................       --      --        --             8             8
   Policyholders liabilities............................       --      --         4            --             4
                                                           ------    ----      ----         -----        ------
Balance, December 31, 2011..............................   $  (47)   $  5      $  6         $  12        $  (24)
                                                           ======    ====      ====         =====        ======
Balance, January 1, 2010................................   $  (11)   $  5      $ --         $   2        $   (4)
Net investment gains (losses) arising during the period.        3      --        --            --             3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        9      --        --            --             9
   Excluded from Net earnings (loss)/(1)/...............      (17)     --        --            --           (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................       --      (2)       --            --            (2)
   Deferred income taxes................................       --      --        --             2             2
   Policyholders liabilities............................       --      --         2            --             2
                                                           ------    ----      ----         -----        ------
Balance, December 31, 2010..............................   $  (16)   $  3      $  2         $   4        $   (7)
                                                           ======    ====      ====         =====        ======

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

                             ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                          AOCI GAIN
                                                             NET                             DEFERRED       (LOSS)
                                                         UNREALIZED                           INCOME    RELATED TO NET
                                                            GAINS                               TAX       UNREALIZED
                                                         (LOSSES) ON          POLICYHOLDERS    ASSET      INVESTMENT
                                                         INVESTMENTS    DAC    LIABILITIES  (LIABILITY) GAINS (LOSSES)
                                                         ----------- -------  ------------- ----------- --------------
                                                                                 (IN MILLIONS)
Balance, January 1, 2011................................  $    889   $  (108)    $  (121)     $  (232)     $   428
Net investment gains (losses) arising during the period.       915        --          --           --          915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        23        --          --           --           23
   Excluded from Net earnings (loss)/(1)/...............         4        --          --           --            4
Impact of net unrealized investment gains (losses) on:
   DAC..................................................        --       (99)         --           --          (99)
   Deferred income taxes................................        --        --          --         (201)        (201)
   Policyholders liabilities............................        --        --        (264)          --         (264)
                                                          --------   -------     -------      -------      -------
Balance, December 31, 2011..............................  $  1,831   $  (207)    $  (385)     $  (433)     $   806
                                                          ========   =======     =======      =======      =======
Balance as of January 1, 2010, as previously reported...  $     (6)  $   (21)    $    --      $    32      $     5
Impact of implementing new accounting guidance..........        --        (6)         --            2           (4)
                                                          --------   -------     -------      -------      -------
Balance as of January 1, 2010, as adjusted..............        (6)      (27)         --           34            1
Net investment gains (losses) arising during the period.       680        --          --           --          680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................       198        --          --           --          198
   Excluded from Net earnings (loss)/(1)/...............        17        --          --           --           17
Impact of net unrealized investment gains (losses) on:
   DAC..................................................        --       (81)         --           --          (81)
   Deferred income taxes................................        --        --          --         (266)        (266)
   Policyholders liabilities............................        --        --        (121)          --         (121)
                                                          --------   -------     -------      -------      -------
Balance, December 31, 2010..............................  $    889   $  (108)    $  (121)     $  (232)     $   428
                                                          ========   =======     =======      =======      =======

 /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                          LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                         --------------------  --------------------  --------------------
                                                      GROSS                 GROSS                 GROSS
                                                    UNREALIZED            UNREALIZED            UNREALIZED
                                         FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                         ---------- ---------- ---------- ---------- ---------- ----------
                                                                   (IN MILLIONS)
December 31, 2011:
Fixed Maturities:
   Corporate............................  $  1,910   $   (96)   $    389   $   (51)   $  2,299   $  (147)
   U.S. Treasury, government and agency.       149        --          --        --         149        --
   States and political subdivisions....        --        --          18        (2)         18        (2)
   Foreign governments..................        30        (1)          5        --          35        (1)
   Commercial mortgage-backed...........        79       (27)        781      (384)        860      (411)
   Residential mortgage-backed..........        --        --           1        --           1        --
   Asset-backed.........................        49        --          44       (11)         93       (11)
   Redeemable preferred stock...........       341       (28)        325       (86)        666      (114)
                                          --------   -------    --------   -------    --------   -------
Total...................................  $  2,558   $  (152)   $  1,563   $  (534)   $  4,121   $  (686)
                                          ========   =======    ========   =======    ========   =======
December 31, 2010:
Fixed Maturities:
   Corporate............................  $  1,999   $   (68)   $    394   $   (42)   $  2,393   $  (110)
   U.S. Treasury, government and agency.       820       (42)        171       (46)        991       (88)
   States and political subdivisions....       225        (9)         33        (7)        258       (16)
   Foreign governments..................        77        (1)         10        --          87        (1)
   Commercial mortgage-backed...........        46        (3)        936      (372)        982      (375)
   Residential mortgage-backed..........       157        --           2        --         159        --
   Asset-backed.........................        23        --          65       (12)         88       (12)
   Redeemable preferred stock...........       345        (7)        689       (59)      1,034       (66)
                                          --------   -------    --------   -------    --------   -------
Total...................................  $  3,692   $  (130)   $  2,300   $  (538)   $  5,992   $  (668)
                                          ========   =======    ========   =======    ========   =======

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2011

                                                OUTSTANDING RECORDED INVESTMENT
                                                -------------------------------
                                        NUMBER      PRE-           POST-
                                       OF LOANS MODIFICATION    MODIFICATION
                                       -------- ------------    ------------
                                                      (IN MILLIONS)
       Troubled debt restructurings:
          Agricultural mortgage loans.    --       $   --          $   --
          Commercial mortgage loans...     2          145             141
                                          --       ------          ------
       Total..........................     2       $  145          $  141
                                          ==       ======          ======

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                          COMMERCIAL MORTGAGE LOANS
                                                         --------------------------
                                                          2011      2010     2009
                                                          -----    -----    -----
                                                               (IN MILLIONS)
     ALLOWANCE FOR CREDIT LOSSES:
     Beginning Balance, January 1,...................... $  18     $  --    $  --
        Charge-offs.....................................    --        --       --
        Recoveries......................................    (8)       --       --
        Provision.......................................    22        18       --
                                                          -----     -----    -----
     Ending Balance, December 31,....................... $  32     $  18    $  --
                                                          =====     =====    =====
     Ending Balance, December 31,:
        Individually Evaluated for Impairment........... $  32     $  18    $  --
                                                          =====     =====    =====
        Collectively Evaluated for Impairment........... $  --     $  --    $  --
                                                          =====     =====    =====
        Loans Acquired with Deteriorated Credit Quality. $  --     $  --    $  --
                                                          =====     =====    =====

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

             MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                                     DECEMBER 31, 2011

                                             DEBT SERVICE COVERAGE RATIO
                                   ------------------------------------------------
                                                                              LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- ------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  182   $   --  $   33  $   30  $   31  $   -- $    276
50% -- 70%........................     201      252     447     271      45      --    1,216
70% -- 90%........................      --       41     280     318     213      --      852
90% plus..........................      --       --      84     135     296     117      632
                                    ------   ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans...  $  383   $  293  $  844  $  754  $  585  $  117 $  2,976
                                    ======   ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  150   $   89  $  175  $  247  $  190  $    8 $    859
50% -- 70%........................      68       15     101     158      82      45      469
70% -- 90%........................      --       --      --       1      --       8        9
90% plus..........................      --       --      --      --      --      --       --
                                    ------   ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans.  $  218   $  104  $  276  $  406  $  272  $   61 $  1,337
                                    ======   ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  332   $   89  $  208  $  277  $  221  $    8 $  1,135
50% -- 70%........................     269      267     548     429     127      45    1,685
70% -- 90%........................      --       41     280     319     213       8      861
90% plus..........................      --       --      84     135     296     117      632
                                    ------   ------  ------  ------  ------  ------ --------
Total Mortgage Loans..............  $  601   $  397  $1,120  $1,160  $  857  $  178 $  4,313
                                    ======   ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

             MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                                    DECEMBER 31, 2010

                                             DEBT SERVICE COVERAGE RATIO
                                   -----------------------------------------------
                                                                             LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X    LOAN
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- ------- ------- ----- --------
                                                        (IN MILLIONS)
Commercial Mortgage Loans/(1)/
 0% -- 50%........................  $   59   $   --  $   --  $   52  $   --  $  -- $    111
 50% -- 70%.......................      32      109     111      72      55     --      379
 70% -- 90%.......................     194       35     406     402     124     50    1,211
 90% plus.........................      --       --      87      24     402     61      574
                                    ------   ------  ------  ------  ------  ----- --------

Total Commercial Mortgage Loans...  $  285   $  144  $  604  $  550  $  581  $ 111 $  2,275
                                    ======   ======  ======  ======  ======  ===== ========

Agricultural Mortgage Loans/(1)/
 0% -- 50%........................  $  155   $   80  $  162  $  243  $  186  $   5 $    831
 50% -- 70%.......................      52       13     134     150     107     24      480
 70% -- 90%.......................      --       --      --      --      --     --       --
 90% plus.........................      --       --      --      --       3     --        3
                                    ------   ------  ------  ------  ------  ----- --------

Total Agricultural Mortgage Loans.  $  207   $   93  $  296  $  393  $  296  $  29 $  1,314
                                    ======   ======  ======  ======  ======  ===== ========
Total Mortgage Loans/(1)/
 0% -- 50%........................  $  214   $   80  $  162  $  295  $  186  $   5 $    942
 50% -- 70%.......................      84      122     245     222     162     24      859
 70% -- 90%.......................     194       35     406     402     124     50    1,211
 90% plus.........................      --       --      87      24     405     61      577
                                    ------   ------  ------  ------  ------  ----- --------
Total Mortgage Loans..............  $  492   $  237  $  900  $  943  $  877  $ 140 $  3,589
                                    ======   ======  ======  ======  ======  ===== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                               AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                       RECORDED
                                                                                      INVESTMENT
                                       90 DAYS                         TOTAL    (GREATER THAN) 90 DAYS
                      30-59  60-89         OR                        FINANCING           AND
                        DAYS   DAYS (GREATER THAN)   TOTAL CURRENT  RECEIVABLES        ACCRUING
                      ------ ------ -------------- ------- -------- ----------- ----------------------
                                                       (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61   $ --       $ --       $  61  $  2,915  $  2,976           $  --
 Agricultural........     5      1          7          13     1,324     1,337               3
                      -----   ----       ----       -----  --------  --------           -----
TOTAL MORTGAGE LOANS. $  66   $  1       $  7       $  74  $  4,239  $  4,313           $   3
                      =====   ====       ====       =====  ========  ========           =====
December 31, 2010
 Commercial.......... $  --   $ --       $ --       $  --  $  2,275  $  2,275           $  --
 Agricultural........    --     --          5           5     1,309     1,314               3
                      -----   ----       ----       -----  --------  --------           -----
Total Mortgage Loans. $  --   $ --       $  5       $   5  $  3,584  $  3,589           $   3
                      =====   ====       ====       =====  ========  ========           =====

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                                                     IMPAIRED MORTGAGE LOANS

                                                 UNPAID                AVERAGE       INTEREST
                                      RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                     INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                     ---------- --------- --------- --------------  ----------
                                                          (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other.   $   --    $   --     $  --       $   --          $--
 Agricultural mortgage loans........        5         5        --            5           --
                                       ------    ------     -----       ------         ----
TOTAL...............................   $    5    $    5     $  --       $    5          $--
                                       ======    ======     =====       ======         ====
With related allowance recorded:
 Commercial mortgage loans -- other.   $  202    $  202     $ (32)      $  152         $  8
 Agricultural mortgage loans........       --        --        --           --           --
                                       ------    ------     -----       ------         ----
TOTAL...............................   $  202    $  202     $ (32)      $  152           $8
                                       ======    ======     =====       ======         ====
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans -- other.   $   --    $   --     $  --       $   --          $--
 Agricultural mortgage loans........        3         3        --           --           --
                                       ------    ------     -----       ------         ----
Total...............................   $    3    $    3     $  --       $   --          $--
                                       ======    ======     =====       ======         ====
With related allowance recorded:
 Commercial mortgage loans -- other.   $  122    $  122     $ (18)      $   24           $2
 Agricultural mortgage loans........       --        --        --           --           --
                                       ------    ------     -----       ------         ----
Total...............................   $  122    $  122     $ (18)      $   24           $2
                                       ======    ======     =====       ======         ====

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds -- third party................................. $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======

                                                                               2011    2010    2009
                                                                              ------  ------  -----
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $  110  $  30
Net revenues of other limited partnership interests..........................      6       3     (5)
Interest expense -- third party..............................................    (21)    (22)    (7)
Other expenses...............................................................    (61)    (59)   (17)
                                                                              ------  ------  -----
Net Earnings (Loss).......................................................... $   35  $   32  $   1
                                                                              ======  ======  =====

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $   18  $   2
                                                                              ======  ======  =====

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   FAIR VALUE
                                             ----------------------- GAINS (LOSSES)
                                    NOTIONAL    ASSET     LIABILITY    REPORTED IN
                                     AMOUNT  DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                    -------- ----------- ----------- ---------------
                                                     (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures........................... $ 6,443    $    --      $  2         $  (34)
 Swaps.............................     784         10        21             33
 Options...........................   1,211         92        85            (20)

Interest rate contracts:/(1)/
 Floors............................   3,000        327        --            139
 Swaps.............................   9,826        503       317            590
 Futures...........................  11,983         --        --            849
 Swaptions.........................   7,354      1,029        --            817

Other freestanding contracts:/(1)/
 Foreign currency Contracts........      38         --        --             --
                                                                         ------
NET INVESTMENT INCOME (LOSS).......                                       2,374
                                                                         ------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(2)/....      --     10,547        --          5,941

GWBL and other features/(3)/.......      --         --       227           (189)
                                    -------    -------      ----         ------

Balances, December 31, 2011........ $40,639    $12,508      $652         $8,126
                                    =======    =======      ====         ======

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                   Fair Value
                                             ----------------------- Gains (Losses)
                                    Notional    Asset     Liability    Reported In
                                     Amount  Derivatives Derivatives Earnings (Loss)
                                    -------- ----------- ----------- ---------------
                                                     (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures........................... $ 3,772    $   --       $ --         $ (815)
 Swaps.............................     734        --         27            (79)
 Options...........................   1,070         5          1            (49)

Interest rate contracts:/(1)/
 Floors............................   9,000       326         --            157
 Swaps.............................   5,352       201        134            250
 Futures...........................   5,151        --         --            289
 Swaptions.........................   4,479       171         --            (38)

Other freestanding contracts:/(1)/
 Foreign currency contracts........     133        --          1              1
                                                                         ------
 Net investment income (loss)......                                        (284)
                                                                         ------

Embedded derivatives:
GMIB reinsurance contracts/(2)/....      --     4,606         --          2,350

GWBL and other features/(3)/.......      --        --         38             17
                                    -------    ------       ----         ------

Balances, December 31, 2010........ $29,691    $5,309       $201         $2,083
                                    =======    ======       ====         ======

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------
Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                         --------- --------- --------- --------
                                                      (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................  $     7   $22,698   $   432  $ 23,137
   U.S. Treasury, government and agency.       --     3,948        --     3,948
   States and political subdivisions....       --       487        53       540
   Foreign governments..................       --       503        22       525
   Commercial mortgage-backed...........       --        --       902       902
   Residential mortgage-backed/(1)/.....       --     1,632        14     1,646
   Asset-backed/(2)/....................       --        92       172       264
   Redeemable preferred stock...........      203       813        14     1,030
                                          -------   -------   -------  --------
     Subtotal...........................      210    30,173     1,609    31,992
                                          -------   -------   -------  --------
 Other equity investments...............       66        --        77       143
 Trading securities.....................      457       525        --       982
 Other invested assets:.................
   Short-term investments...............       --       132        --       132
   Swaps................................       --       177        (2)      175
   Futures..............................       (2)       --        --        (2)
   Options..............................       --         7        --         7
   Floors...............................       --       327        --       327
   Swaptions............................       --     1,029        --     1,029
                                          -------   -------   -------  --------
     Subtotal...........................       (2)    1,672        (2)    1,668
                                          -------   -------   -------  --------
Cash equivalents........................    2,475        --        --     2,475
Segregated securities...................       --     1,280        --     1,280
GMIB reinsurance contracts..............       --        --    10,547    10,547
Separate Accounts' assets...............   83,672     2,532       215    86,419
                                          -------   -------   -------  --------
   Total Assets.........................  $86,878   $36,182   $12,446  $135,506
                                          =======   =======   =======  ========
LIABILITIES
GWBL and other features' liability......       --        --       227       227
                                          -------   -------   -------  --------
   Total Liabilities....................  $    --   $    --   $   227  $    227
                                          =======   =======   =======  ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                                   Level 1   Level 2   Level 3    Total
                                                 --------- --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7 $  21,405 $    320  $   21,732
       U.S. Treasury, government and agency.....        --     1,916       --       1,916
       States and political subdivisions........        --       462       49         511
       Foreign governments......................        --       539       21         560
       Commercial mortgage-backed...............        --        --    1,103       1,103
       Residential mortgage-backed/(1)/.........        --     1,668       --       1,668
       Asset-backed/(2)/........................        --        98      148         246
       Redeemable preferred stock...............       207     1,112        2       1,321
                                                 --------- --------- --------  ----------
          Subtotal..............................       214    27,200    1,643      29,057
                                                 --------- --------- --------  ----------
   Other equity investments.....................        77        24       73         174
   Trading securities...........................       425        81       --         506
   Other invested assets:
       Short-term investments...................        --       148       --         148
       Swaps....................................        --        40       --          40
       Options..................................        --         4       --           4
       Floors...................................        --       326       --         326
       Swaptions................................        --       171       --         171
                                                 --------- --------- --------  ----------
          Subtotal..............................        --       689       --         689
                                                 --------- --------- --------  ----------
Cash equivalents................................     1,693        --       --       1,693
Segregated securities...........................        --     1,110       --       1,110
GMIB reinsurance contracts......................        --        --    4,606       4,606
Separate Accounts' assets.......................    89,647     2,160      207      92,014
                                                 --------- --------- --------  ----------
   Total Assets................................. $  92,056 $  31,264 $  6,529  $  129,849
                                                 ========= ========= ========  ==========
LIABILITIES
GWBL and other features' liability.............. $      -- $      -- $     38  $       38
                                                 --------- --------- --------  ----------
   Total Liabilities............................ $      -- $      -- $     38  $       38
                                                 ========= ========= ========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                        STATE AND
                                                                        POLITICAL         COMMERCIAL RESIDENTIAL
                                                                          SUB-    FOREIGN MORTGAGE-   MORTGAGE-  ASSET-
                                                              CORPORATE DIVISIONS  GOVTS    BACKED     BACKED    BACKED
                                                              --------- --------- ------- ---------- ----------- ------
                                                                                    (IN MILLIONS)

BALANCE, JANUARY 1, 2011.....................................  $  320     $  49    $  21   $  1,103     $  --    $  148
 Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)............................       1        --       --          2        --        --
     Investment gains (losses), net..........................      --        --       --        (30)       --         1
                                                               ------     -----    -----   --------     -----    ------
       Subtotal..............................................       1        --       --        (28)       --         1
                                                               ------     -----    -----   --------     -----    ------
     Other comprehensive income (loss).......................      (2)        5       (1)       (34)       (1)        2
Purchases....................................................     117        --        1         --        --        21
Issuances....................................................      --        --       --         --        --        --
Sales........................................................     (52)       (2)      --       (139)       (5)      (33)
Settlements..................................................      --        --       --         --        --        --
Transfers into Level 3/(2)/..................................     100         1        1         --        20        33
Transfers out of Level 3/(2)/................................     (52)       --       --         --        --        --
                                                               ------     -----    -----   --------     -----    ------
BALANCE, DECEMBER 31, 2011/(1)/..............................  $  432     $  53    $  22   $    902     $  14    $  172
                                                               ======     =====    =====   ========     =====    ======
BALANCE, JANUARY 1, 2010.....................................  $  466     $  47    $  21   $  1,490     $  --    $  217
 Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)............................       4        --       --          2        --        --
     Investment gains (losses), net..........................       6        --       --       (271)       --         1
                                                               ------     -----    -----   --------     -----    ------
       Subtotal..............................................  $   10     $  --    $  --   $   (269)    $  --    $    1
                                                               ------     -----    -----   --------     -----    ------
   Other comprehensive income (loss).........................       3         3       --        119        --        14
 Purchases/issuances.........................................      22        --       --         --        --        --
 Sales/settlements...........................................     (88)       (1)      --       (237)       --       (40)
 Transfers into/out of Level 3/(2)/..........................     (93)       --       --         --        --       (44)
                                                               ------     -----    -----   --------     -----    ------
BALANCE, DECEMBER 31, 2010/(1)/..............................  $  320     $  49    $  21   $  1,103     $  --    $  148
                                                               ======     =====    =====   ========     =====    ======

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                  GWBL
                                                                                                                   AND
                                                     REDEEMABLE                   OTHER       GMIB     SEPARATE   OTHER
                                                     PREFERRED   OTHER EQUITY    INVESTED  REINSURANCE ACCOUNTS FEATURES
                                                       STOCK    INVESTMENTS/(1)/  ASSETS      ASSET     ASSETS  LIABILITY
                                                     ---------- ---------------  --------  ----------- -------- ---------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2011............................   $   2         $  73       $     --   $   4,606   $  207   $   38
  Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)...................      --            --             (2)         --       --       --
     Investment gains (losses), net.................      --             1             --          --       --       --
     Increase (decrease) in the fair value
       of reinsurance contracts.....................      --            --             --       5,737       17       --
     Policyholders' benefits........................      --            --             --          --       --      170
                                                       -----         -----       --------   ---------   ------   ------
       Subtotal.....................................      --             1             (2)      5,737       17      170
                                                       -----         -----       --------   ---------   ------   ------
     Other comprehensive income (loss)..............      (1)            6             --          --       --       --
Purchases...........................................      --             2             --         204        4       19
Issuances...........................................      --            --             --          --       --       --
Sales...............................................      (2)           (5)            --          --      (11)      --
Settlements.........................................      --            --             --          --       (2)      --
Transfers into Level 3/(2)/.........................      15            --             --          --       --       --
Transfers out of Level 3/(2)/.......................      --            --             --          --       --       --
                                                       -----         -----       --------   ---------   ------   ------
BALANCE, DECEMBER 31, 2011..........................   $  14         $  77       $     (2)  $  10,547   $  215   $  227
                                                       =====         =====       ========   =========   ======   ======

BALANCE, JANUARY 1, 2010............................   $  12         $   2       $    300   $   2,256   $  230   $   55
  Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...................      --            --             --          --       --       --
     Investment gains (losses), net.................       4            --             --          --      (22)      --
     Increase (decrease) in the fair value
       of reinsurance contracts.....................      --            --             --       2,150       --       --
     Policyholders' benefits........................      --            --             --          --       --      (34)
                                                       -----         -----       --------   ---------   ------   ------
       Subtotal.....................................   $   4         $  --       $     --   $   2,150   $  (22)  $  (34)
                                                       -----         -----       --------   ---------   ------   ------
     Other comprehensive income (loss)..............      --            --             --          --       --       --
  Purchases/issuances...............................      --            60             --         200        2       17
  Sales/settlements.................................     (14)           (1)            --          --       (8)      --
  Transfers into/out of Level 3/(2)/................      --            12           (300)         --        5       --
                                                       -----         -----       --------   ---------   ------   ------
BALANCE, DECEMBER 31, 2010..........................   $   2         $  73       $     --   $   4,606   $  207   $   38
                                                       =====         =====       ========   =========   ======   ======

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                              EARNINGS (LOSS)
                                                   --------------------------------------
                                                                              INCREASE
                                                                             (DECREASE)
                                                      NET                      IN THE
                                                   INVESTMENT  INVESTMENT   FAIR VALUE OF           POLICY-
                                                     INCOME       GAINS      REINSURANCE            HOLDERS'
                                                     (LOSS)   (LOSSES), NET   CONTRACTS      OCI    BENEFITS
                                                   ---------- ------------- ------------- ------  ----------
                                                                         (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $      --     $   --       $     --    $    1   $    --
     State and political subdivisions.............        --         --             --         5        --
     Foreign governments..........................        --         --             --        (1)       --
     Commercial mortgage-backed...................        --         --             --       (40)       --
     Asset-backed.................................        --         --             --         2        --
     Other fixed maturities, available-for-sale...        --         --             --        (2)       --
                                                   ---------     ------       --------    ------   -------
       Subtotal................................... $      --     $   --       $     --    $  (35)  $    --
                                                   ---------     ------       --------    ------   -------
   Equity securities, available-for-sale..........        --         --             --        --        --
   Other invested assets..........................        --         --             --        --        --
   GMIB reinsurance contracts.....................        --         --          5,941        --        --
   Separate Accounts' assets......................        --         18             --        --        --
   GWBL and other features' liability.............        --         --             --        --      (189)
                                                   ---------     ------       --------    ------   -------
       Total...................................... $      --     $   18       $  5,941    $  (35)  $  (189)
                                                   =========     ======       ========    ======   =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $      --     $   --       $     --    $   10   $    --
     State and political subdivisions.............        --         --             --         2        --
     Foreign governments..........................        --         --             --         1        --
     Commercial mortgage-backed...................        --         --             --        92        --
     Asset-backed.................................        --         --             --        13        --
     Other fixed maturities, available-for-sale...        --         --             --        --        --
                                                   ---------     ------       --------    ------   -------
       Subtotal................................... $      --     $   --       $     --    $  118   $    --
                                                   ---------     ------       --------    ------   -------
     Equity securities, available-for-sale........        --         --             --        --        --
       Other invested assets......................        --         --             --        --        --
   GMIB reinsurance contracts.....................        --         --          2,350        --        --
   Separate Accounts' assets......................        --        (21)            --        --        --
   GWBL and other features' liability.............        --         --             --        --        17
                                                   ---------     ------       --------    ------   -------
       Total...................................... $      --     $  (21)      $  2,350    $  118   $    17
                                                   =========     ======       ========    ======   =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                   DECEMBER 31,
                                        -----------------------------------
                                              2011              2010
                                        ----------------- -----------------
                                        CARRYING  FAIR    Carrying  Fair
                                          VALUE    VALUE    Value    Value
                                        -------- -------- -------- --------
                                                   (IN MILLIONS)
Consolidated:
   Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
   Other limited partnership interests.    1,582    1,582    1,451    1,451
   Policyholders liabilities:
       Investment contracts............    2,549    2,713    2,609    2,679
   Long-term debt......................      200      220      200      228
   Loans to affiliates.................    1,041    1,097    1,045    1,101

Closed Blocks:
   Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
   Other equity investments............        1        1        1        1
   SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
   Paid guarantee benefits...     (249)      (58)     (307)
   Other changes in reserve..      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
   Paid guarantee benefits...     (208)      (45)     (253)
   Other changes in reserve..      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
   Paid guarantee benefits...     (203)      (47)     (250)
   Other changes in reserve..      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...    $  327
   Paid guarantee benefits...       (86)
   Other changes in reserve..       164
                                 ------
Balance at December 31, 2009.       405
   Paid guarantee benefits...       (81)
   Other changes in reserve..       209
                                 ------
Balance at December 31, 2010.       533
   Paid guarantee benefits...       (81)
   Other changes in reserve..       264
                                 ------
Balance at December 31, 2011.    $  716
                                 ======

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                         RETURN OF
                                                           PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                         ---------  --------- --------- ---------  ---------
                                                                        (DOLLARS IN MILLIONS)
GMDB:
   Account values invested in:
       General Account.................................. $  12,194  $    218  $    119  $     459  $  12,990
       Separate Accounts................................ $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
   Net amount at risk, gross............................ $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
   Net amount at risk, net of amounts reinsured......... $   1,642  $    879  $  2,003  $   5,964  $  10,488
   Average attained age of contractholders..............      49.2      63.3      68.7       63.9       53.3
   Percentage of contractholders over age 70............       2.8%     27.6%     47.2%      28.5%      10.4%
   Range of contractually specified interest rates......       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
   Account values invested in:
       General Account..................................       N/A       N/A  $     26  $     583  $     609
       Separate Accounts................................       N/A       N/A  $  2,479  $  43,408  $  45,887
   Net amount at risk, gross............................       N/A       N/A  $  2,039  $   9,186  $  11,225
   Net amount at risk, net of amounts reinsured.........       N/A       N/A  $    603  $   2,520  $   3,123
   Weighted average years remaining until annuitization.       N/A       N/A       0.4        5.3        4.9
   Range of contractually specified interest rates......       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                DIRECT      REINSURANCE
                                LIABILITY     CEDED       NET
                              ----------- ------------- ------
                                       (IN MILLIONS)
Balance at January 1, 2009...   $  203       $  (153)   $   50
   Other changes in reserves.       52           (21)       31
                                ------       -------    ------
Balance at December 31, 2009.      255          (174)       81
   Other changes in reserves.      120           (57)       63
                                ------       -------    ------
Balance at December 31, 2010.      375          (231)      144
   Other changes in reserves.       95           (31)       64
                                ------       -------    ------
Balance at December 31, 2011.   $  470       $  (262)   $  208
                                ======       =======    ======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011    2010    2009
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  908  $  903  $  838
Reinsurance assumed................................................    210     213     202
Reinsurance ceded..................................................   (585)   (586)   (609)
                                                                    ------  ------  ------
Premiums........................................................... $  533  $  530  $  431
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  221  $  210  $  197
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  510  $  536  $  485
                                                                    ======  ======  ======
Interest Credited to Policyholders' Account Balances Ceded......... $   --  $   --  $   --
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                             2011   2010   2009
                                           ------ ------ ------
                                              (IN MILLIONS)
Incurred benefits related to current year. $  24  $  30  $  38
Incurred benefits related to prior years..    18     10      6
                                           -----  -----  -----
Total Incurred Benefits................... $  42  $  40  $  44
                                           =====  =====  =====
Benefits paid related to current year..... $  15  $  12  $  13
Benefits paid related to prior years......    24     30     34
                                           -----  -----  -----
Total Benefits Paid....................... $  39  $  42  $  47
                                           =====  =====  =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------
Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------
Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -- a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2011   2010   2009
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  865 $  809 $  644
Distribution revenues........................    352    339    277
Other revenues -- shareholder servicing fees.     92     93     90
Other revenues -- other......................      6      5      7
Institutional research services..............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                 2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                    2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                        DECEMBER 31,
                                                      ----------------
                                                         2011     2010
                                                      --------  ------
                                                        (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $1,406
Actual return on plan assets.........................       77     106
Contributions........................................      672     202
Benefits paid and fees...............................     (185)   (185)
                                                      --------  ------
Pension plan assets at fair value, end of year.......    2,093   1,529
PBO..................................................    2,626   2,424
                                                      --------  ------
Excess of PBO Over Pension Plan Assets............... $   (533) $ (895)
                                                      ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                           DECEMBER 31,
                                          ---------------
                                             2011    2010
                                          -------- ------
                                           (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $1,554
Unrecognized prior service cost (credit).        7      8
                                          -------- ------
 Total................................... $  1,686 $1,562
                                          ======== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                 DECEMBER 31,
                                 ------------
                                  2011   2010
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.4%  48.5%
Equity Securities...............  36.3   37.0
Equity real estate..............   9.3   11.8
Cash and short-term investments.   2.0    2.7
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- ------- ------- --------
                                                (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $  797  $   --  $    797
 U.S. Treasury, government and agency.     --     275      --       275
 States and political subdivisions....     --      11      --        11
 Other structured debt................     --      --       6         6
Common and preferred equity...........    712       2      --       714
Mutual funds..........................     33      --      --        33
Private real estate investment funds..     --      --       4         4
Private real estate investment trusts.     --      29     183       212
Cash and cash equivalents.............      1       1      --         2
Short-term investments................      7      32      --        39
                                       ------  ------  ------  --------
 Total................................ $  753  $  147  $  193  $  2,093
                                       ======  ======  ======  ========

                                         Level 1   Level 2   Level 3   Total
December 31, 2010:                     --------- --------- --------- --------
                                                   (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................  $   --    $  564    $   --   $    564
 U.S. Treasury, government and agency.      --       148        --        148
 States and political subdivisions....      --         9        --          9
 Other structured debt................      --        --         6          6
Common and preferred equity...........     410         2        --        412
Mutual funds..........................     115        --        --        115
Derivatives, net......................       1         6        --          7
Private real estate investment funds..      --        --        13         13
Private investment trusts.............      --        51       163        214
Cash and cash equivalents.............       6         2        --          8
Short-term investments................       2        31        --         33
                                        ------    ------    ------   --------
 Total................................  $  534    $  813    $  182   $  1,529
                                        ======    ======    ======   ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS   EQUITY   TOTAL
                                                     --------------  ----------- ---------- ------ -------
                                                                        (IN MILLIONS)
Balance at January 1, 2011..........................      $  6          $  13      $  163    $ --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.        --              3          20      --      23
 Purchases/issues...................................        --             --          --       1       1
 Sales/settlements..................................        --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................        --             --          --      --      --
                                                          ----          -----      ------    ----  ------
Balance at December 31, 2011........................      $  6          $   4      $  183    $ --  $  193
                                                          ====          =====      ======    ====  ======
Balance at January 1, 2010..........................      $  7          $  12      $  147    $  2  $  168
Actual return on plan assets:
 Relating to assets still held at December 31, 2010.        (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......        --             --          --      (2)     (2)
 Transfers into/out of Level 3......................        --             --          --      --      --
                                                          ----          -----      ------    ----  ------
Balance at December 31, 2010........................      $  6          $  13      $  163    $ --  $  182
                                                          ====          =====      ======    ====  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%
Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%
Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)
2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                Options Outstanding
                                ------------------------------------------------------------------------------
                                                                                             AllianceBernstein
                                      AXA Ordinary Shares            AXA ADRs/(3)/             Holding Units
                                ---------------------------      ---------------------- ----------------------
                                                   Weighted                    Weighted                 Weighted
                                   Number          Average          Number     Average     Number       Average
                                 Outstanding       Exercise       Outstanding  Exercise  Outstanding    Exercise
                                (In Millions)       Price        (In Millions)  Price   (In Millions)    Price
                                ------------- -------------      ------------- -------- ------------- --------
Options outstanding at
  January 1, 2011..............      16.3     (Euro)  22.34           10.0     $  19.96      10.2     $  41.24
Options granted................       2.4     (Euro)  14.52             --     $     --       0.1     $  21.75
Options exercised..............        --     (Euro)     --           (0.6)    $  15.63      (0.1)    $  17.05
Options forfeited, net.........      (0.6)    (Euro)  21.59           (1.8)    $  27.24      (0.8)    $  55.66
Options expired................        --                --             --           --      (0.4)    $  50.59
                                   ------                           ------                 ------
Options Outstanding at
  December 31, 2011............      18.1     (Euro)  19.40            7.6     $  18.47       9.0     $  39.63
                                   ======     =============         ======     ========    ======     ========
Aggregate Intrinsic Value/(1)/.               (Euro)     --/(2)/               $   1.70               $     --/(2)/
                                              =============                    ========               ========
Weighted Average Remaining
  Contractual Term (in years)..      4.74                             1.83                    6.4
                                   ======                           ======                 ======
Options Exercisable at
  December 31, 2011............      10.9     (Euro)  25.35            7.6     $  18.48       3.3        36.65
                                   ======     =============         ======     ========    ======     ========
Aggregate Intrinsic Value/(1)/.               (Euro)     --/(2)/               $    1.7               $     --/(2)/
                                              =============                    ========               ========
Weighted Average Remaining
  Contractual Term (in years)..      4.59                             1.82                    5.6
                                   ======                           ======                 ======

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
 /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants.

   The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                       AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      ---------------------  ----------------------------------
                                                       2011    2010   2009    2011       2010          2009
                                                      ------  -----  ------  ------  ------------  ------------
Dividend yield.......................................   7.00%  6.98%  10.69%   5.40%    7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................  33.90%  36.5%   57.5%  47.30%  46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................   3.13%  2.66%   2.74%   1.90%   2.2 - 2.3 %   1.6 - 2.1 %
Expected life in years...............................    6.4    6.4     5.5     6.0           6.0     6.0 - 6.5
Weighted average fair value per option at grant date. $ 2.49  $3.54  $ 2.57  $ 5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
            Unvested as of January 1, 2011...   391,761   $  29.97
            Granted..........................    16,665   $  14.01
            Vested...........................   117,906   $  31.64
            Forfeited........................    46,948         --
                                              ---------
            Unvested as of December 31, 2011.   243,572   $  30.22
                                              =========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
   Gross investment income (loss).    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011     2010    2009
                                ------  -------  -----
                                     (IN MILLIONS)
Fixed maturities............... $  (29) $  (200) $  (2)
Mortgage loans on real estate..    (14)     (18)    --
Other equity investments.......     (4)      34     53
Other..........................     --       --      3
                                ------  -------  -----
Investment Gains (Losses), Net. $  (47) $  (184) $  54
                                ======  =======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                            2011                2010          2009
                                                                           ------           -------------   -------
                                                                                            (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year.................. $  397               $ (69)      $(1,271)
Cumulative impact of adoption of new accounting guidance, net of taxes....     --                  --           (29)
                                                                           ------               -----       -------
Balance attributable to AXA Equitable, as adjusted........................    397                 (69)       (1,300)
Changes in unrealized investment gains (losses) on investments............    907                 835         2,494
Impact of unrealized investment gains (losses) attributable to:
       Participating group annuity contracts, Closed Blocks
         policyholder dividend obligation and other.......................   (131)            (68)               58
       Insurance liability loss recognition...............................   (120)             --                --
       DAC................................................................    (97)            (79)             (533)
       Deferred income tax (expense) benefit..............................   (193)           (229)             (722)
                                                                           ------               -----       -------
Total.....................................................................    763                 390            (3)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest.................................................     21                   7           (66)
                                                                           ------               -----       -------
Balance Attributable to AXA Equitable, End of Year........................ $  784               $ 397       $   (69)
                                                                           ======               =====       =======
Balance, end of year comprises:
Unrealized investment gains (losses) on:
   Fixed maturities....................................................... $1,782               $ 875       $    33
   Other equity investments...............................................      2                   2             9
                                                                           ------               -----       -------
          Total...........................................................  1,784                 877            42
Impact of unrealized investment gains (losses) attributable to:
       Participating group annuity contracts, Closed Blocks
         policyholder dividend obligation and other.......................   (270)           (139)              (71)
       Insurance liability loss recognition...............................   (120)             --                --
       DAC................................................................   (202)           (105)              (26)
       Deferred income tax (expense) benefit..............................   (421)           (228)                1
                                                                           ------               -----       -------
Total.....................................................................    771                 405           (54)
Less: (Income) loss attributable to noncontrolling interest...............     13                  (8)          (15)
                                                                           ------               -----       -------
Balance Attributable to AXA Equitable, End of Year........................ $  784               $ 397       $   (69)
                                                                           ======               =====       =======

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                  2011      2010     2009
                               ---------  -------  --------
                                      (IN MILLIONS)
Income tax (expense) benefit:.
   Current (expense) benefit.. $      40  $   (34) $     81
   Deferred (expense) benefit.    (1,338)    (755)    1,266
                               ---------  -------  --------
Total......................... $  (1,298) $  (789) $  1,347
                               =========  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011       2010      2009
                                             ---------  ---------  --------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,443) $  (1,137) $  1,153
Noncontrolling interest.....................       (36)        66       105
Separate Accounts investment activity.......        83         53        72
Non-taxable investment income (loss)........         8         15        27
Adjustment of tax audit reserves............        (7)       (13)        7
State income taxes..........................         7         (5)      (12)
AllianceBernstein Federal and foreign taxes.       (13)        (3)       (6)
Tax settlement..............................        84         99        --
ACMC conversion.............................        --        135        --
Other.......................................        19          1         1
                                             ---------  ---------  --------
Income tax (expense) benefit................ $  (1,298) $    (789) $  1,347
                                             =========  =========  ========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2011  December 31, 2010
                                       ------------------ ------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ -----------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  248  $     --   $  229  $     --
Reserves and reinsurance..............     --     3,060       --       977
DAC...................................     --       891       --     1,952
Unrealized investment gains or losses.     --       418       --       259
Investments...........................     --     1,101       --       800
Alternative minimum tax credits.......    242        --      241        --
Other.................................     79        --      108        --
                                       ------  --------   ------  --------
Total................................. $  569  $  5,470   $  578  $  3,988
                                       ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                    DECEMBER 31,
                                                                                             -------------------------
                                                                                               2011     2010     2009
                                                                                             -------  -------  -------
                                                                                                   (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   772  $   406  $     9
Defined benefit pension plans...............................................................  (1,082)  (1,008)    (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --      (62)
                                                                                             -------  -------  -------
Total accumulated other comprehensive income (loss).........................................    (310)    (602)  (1,021)
                                                                                             -------  -------  -------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)     (15)
                                                                                             -------  -------  -------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (297) $  (610) $(1,036)
                                                                                             =======  =======  =======

   The components of OCI for the past three years follow:

                                                                                                     2011   2010    2009
                                                                                                    -----  -----  -------
                                                                                                        (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the year........................................... $ 879  $ 646  $ 2,558
   (Gains) losses reclassified into net earnings (loss) during the year............................    28    189       (2)
                                                                                                    -----  -----  -------
Net unrealized gains (losses) on investments.......................................................   907    835    2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability loss recognition......................................................................................  (541)  (376)  (1,196)
                                                                                                    -----  -----  -------
Change in unrealized gains (losses), net of adjustments............................................   366    459    1,360
Change in defined benefit pension plans............................................................   (74)   (40)      (3)
                                                                                                    -----  -----  -------
Total other comprehensive income (loss), net of income taxes.......................................   292    419    1,357
Less: Other comprehensive (income) loss attributable to noncontrolling interest....................    21      7      (66)
                                                                                                    -----  -----  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable.................................... $ 313  $ 426  $ 1,291
                                                                                                    =====  =====  =======

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                  DECEMBER 31,
                                                                          ----------------------------
                                                                            2011      2010      2009
                                                                          --------  --------  --------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $    (39)
Change in AVR............................................................     (211)     (291)      289
                                                                          --------  --------  --------
Net change in statutory surplus, capital stock and AVR...................      613       394       250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)   (5,995)
 DAC.....................................................................   (2,861)      981       646
 Deferred income taxes...................................................   (1,272)   (1,089)    1,242
 Valuation of investments................................................       16       145      (659)
 Valuation of investment subsidiary......................................      590       366      (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350    (2,566)
 Pension adjustment......................................................      111        56        17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)    5,541
 Shareholder dividends paid..............................................      379       300        --
 Changes in non-admitted assets..........................................     (154)      (64)       29
 Other, net..............................................................      (10)      (55)      (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --      (195)
                                                                          --------  --------  --------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,927  $  2,224  $ (2,302)
                                                                          ========  ========  ========

                                                                      DECEMBER 31,
                                                             ------------------------------
                                                                2011       2010      2009
                                                             ---------  ---------  --------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $  3,116
AVR.........................................................       220        431       722
                                                             ---------  ---------  --------
Statutory surplus, capital stock and AVR....................     4,845      4,232     3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)   (1,464)
 DAC........................................................     3,545      6,503     5,601
 Deferred income taxes......................................    (5,357)    (4,117)   (2,953)
 Valuation of investments...................................     2,266      1,658       673
 Valuation of investment subsidiary.........................       231       (657)   (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606     2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904     3,178
 Non-admitted assets........................................       510        761     1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)   (1,525)
 Other, net.................................................      (459)      (521)     (152)
                                                             ---------  ---------  --------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  14,840  $  11,829  $  9,469
                                                             =========  =========  ========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2011       2010      2009
                            ---------  ---------  --------
                                     (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $  15,140  $   8,511  $    337
Investment Management/(1)/.     2,750      2,959     2,941
Consolidation/elimination..       (18)       (29)      (36)
                            ---------  ---------  --------
Total Revenues............. $  17,872  $  11,441  $  3,242
                            =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                            2011      2010     2009
                                                                          --------  -------- --------
                                                                                 (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $  4,284  $  2,846 $ (3,879)
Investment Management/(2)/...............................................     (164)      400      588
Consolidation/elimination................................................        4         2       (2)
                                                                          --------  -------- --------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $  4,124  $  3,248 $ (3,293)
                                                                          ========  ======== ========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  153,099  $  150,158
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  164,908  $  161,276
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                        THREE MONTHS ENDED
                                                            ------------------------------------------
                                                            MARCH 31  JUNE 30  SEPTEMBER 30 DECEMBER 31
                                                            --------  -------- ------------ -----------
                                                                           (IN MILLIONS)
2011
Total Revenues............................................. $  1,311  $  3,402  $  10,858    $   2,301
                                                            ========  ========  =========    =========
 Earnings (Loss) from Continuing Operations, Net of Income
   Taxes, Attributable to AXA Equitable.................... $   (572) $    741  $   2,824    $     (66)
                                                            ========  ========  =========    =========
Net Earnings (Loss), Attributable to AXA Equitable......... $   (572) $    741  $   2,824    $     (66)
                                                            ========  ========  =========    =========
2010
Total Revenues............................................. $  2,133  $  5,387  $   5,115    $  (1,194)
                                                            ========  ========  =========    =========
Earnings (Loss) from Continuing Operations,................
Net of Income Taxes, Attributable to AXA Equitable......... $    322  $  1,638  $   1,783    $  (1,519)
                                                            ========  ========  =========    =========
Net Earnings (Loss), Attributable to AXA Equitable......... $    322  $  1,638  $   1,783    $  (1,519)
                                                            ========  ========  =========    =========

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

 DIRECTORS

------------------------------------------------------------------------------------------------
  NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------
Henri de Castries                       Director, MONY Life and MONY America (since July 2004);
AXA                                     Director of AXA Equitable (since September 1993);
25, Avenue Matignon                     Chairman of the Board of AXA Financial (since April
75008 Paris, France                     1998); Vice Chairman (February 1996 to April 1998).
                                        Chairman and Chief Executive Officer of AXA since April
                                        2010; prior thereto, Chairman of the Management Board
                                        (May 2000 to April 2010) and Chief Executive Officer of
                                        AXA (January 2000 to May 2002); Vice Chairman of AXA's
                                        Management Board (January 2000 to May 2001). Director
                                        or officer of various subsidiaries and affiliates of
                                        the AXA Group. Director of AllianceBernstein
                                        Corporation, the general partner of AllianceBernstein
                                        Holding and AllianceBernstein. Director of Nestle S.A.
                                        since April 2012.
------------------------------------------------------------------------------------------------

Denis Duverne                           Director, MONY Life and MONY America (since July 2004);
AXA                                     Director of AXA Equitable (since February 1998). Member
25, Avenue Matignon                     of AXA's Board of Directors and Deputy Chief Executive
75008 Paris, France                     Officer (since April 2010); prior thereto, Member of
                                        the AXA Management Board (February 2003 to April 2010)
                                        and Chief Financial Officer (May 2003 through December
                                        2009), prior thereto, Executive Vice President,
                                        Finance, Control and Strategy, AXA (January 2000 to May
                                        2003); prior thereto Senior Executive Vice President,
                                        International (US-UK-Benelux) AXA (January 1997 to
                                        January 2000); Member of the AXA Executive Committee
                                        (since January 2000); Director, AXA Financial (since
                                        November 2003), AllianceBernstein (since February 1996)
                                        and various AXA affiliated companies. Former Director
                                        of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------

Ramon de Oliveira                       Director of AXA Financial, AXA Equitable, MONY Life and
Investment Audit Practice, LLC          MONY America since May 2011. Since April 2010, Mr. de
70 South Fifth Street                   Oliveira has been a member of AXA's Board of Directors,
Park Ridge, NJ 07656                    where he serves on the Finance Committee (Chair) and
                                        Audit Committee, and from April 2009 to May 2010, he
                                        was a member AXA's Supervisory Board. He is currently
                                        the Managing Director of the consulting firm Investment
                                        Audit Practice, LLC, based in New York, NY. From 2002
                                        and 2006, Mr. de Oliveira was an adjunct professor of
                                        Finance at Columbia University. Prior thereto, starting
                                        in 1977, he spent 24 years at JP Morgan & Co. where he
                                        was Chairman and Chief Executive Officer of JP Morgan
                                        Investment Management and was also a member of the
                                        firm's Management Committee since its inception in
                                        1995. Upon the merger with Chase Manhattan Bank in
                                        2001, Mr. de Oliveira was the only executive from JP
                                        Morgan & Co. asked to join the Executive Committee of
                                        the new firm with operating responsibilities. Mr. de
                                        Oliveira is currently a member of the Board of
                                        Directors of Investment Audit Practice, LLC, the
                                        Kauffman Foundation, Fonds de Dotation du Louvre,
                                        Tattinger-Kobrand, Quilvest SA and The Red Cross.
                                        Previously he was a Director of JP Morgan Suisse,
                                        American Century Company, Inc., SunGard Data Systems
                                        and The Hartford Insurance Company.
------------------------------------------------------------------------------------------------

                                                                 Appendix A  I-1

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Andrew J. McMahon                      Director (since May 2011) and President
                                       (since January 2011), AXA Equitable and
                                       AXA Equitable Financial Services, LLC;
                                       prior thereto, Senior Executive Vice
                                       President and President, Financial
                                       Protection and Wealth Management
                                       (January 2010 to January 2011);
                                       Executive Vice President (September
                                       2005 to January 2010); Senior Vice
                                       President (March 2005 to September
                                       2005). Director (since May 2011),
                                       Senior Executive Vice President (since
                                       February 2011) and President, Financial
                                       Protection and Wealth Management (May
                                       2010 to January 2011), AXA Financial,
                                       Inc.; prior thereto, President [on an
                                       interim basis] (January 2011 to
                                       February 2011). Director (since May
                                       2011) and President (since January
                                       2011), MONY Life and MONY America;
                                       prior thereto, Senior Executive Vice
                                       President and President, Financial
                                       Protection and Wealth Management (May
                                       2010 to January 2011); Executive Vice
                                       President (September 2005 to May 2010);
                                       Director (since February 2008),
                                       Financial Marketing Agency, Inc.
                                       Director and Chief Financial Protection
                                       & Wealth Management Officer (since
                                       March 2010), AXA Distributors, LLC.
                                       Director (since March 2010) and Member
                                       of the Audit Committee (since June
                                       2010), U.S. Financial Life Insurance
                                       Company. Director (since February 2007)
                                       and Chief Financial Protection & Wealth
                                       Management Officer (since March 2010),
                                       AXA Advisors, LLC. Director (since
                                       December 2005) and Chairman of the
                                       Board (since July 2007), AXA Network,
                                       LLC. Director (since April 2012),
                                       AllianceBernstein Corporation. Director
                                       (since July 2011), AXA Distributors
                                       Holding Corporation. Director (since
                                       March 2011), AXA Equitable Life and
                                       Annuity Company.
-------------------------------------------------------------------------------

Danny L. Hale                          Director of AXA Financial, AXA
900 20th Avenue South, Unit 1411       Equitable, MONY Life and MONY America
Nashville, TN 37212                    since May 2010. From January 2003 to
                                       March 2008, served as Senior Vice
                                       President and Chief Financial Officer
                                       of The Allstate Corporation. Prior to
                                       joining The Allstate Corporation in
                                       January 2003, Executive Vice President
                                       and Chief Financial Officer of the
                                       Promus Hotel Corporation until its
                                       acquisition by the Hilton Hotels Group
                                       in 1999. Executive Vice President and
                                       Chief Financial Officer of USF&G
                                       Corporation from 1993 to 1998.
-------------------------------------------------------------------------------

Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable, MONY Life and MONY America
Naples, FL 34108                       since May 2010. Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA Inc, serving
                                       on the Audit Committee (Chair),
                                       Compensation and Governance Committee
                                       and Executive Committee.
-------------------------------------------------------------------------------

Charlynn Goins                         Director of AXA Financial, Inc., AXA
30 Beekman Place                       Equitable, MONY Life and MONY America
Apt. 8A                                (since September 2006). Chairman of the
New York, NY 10022                     Board (Distribution Committee) of The
                                       New York Community Trust (since July
                                       2008); prior thereto, Vice Chairman of
                                       the Board (Distribution Committee) of
                                       The New York Community Trust (June 2008
                                       to July 2008). Formerly, Chairperson of
                                       the Board of the New York City Health
                                       and Hospitals Corporation (June 2004 to
                                       September 2008). Prior thereto,
                                       Independent Trustee of the Mainstay
                                       Funds, c/o New York Life Insurance
                                       Company's family of mutual funds (March
                                       2001 to July 2006). Member of the
                                       Distribution Committee of The New York
                                       Community Trust (since June 2002); a
                                       former member of the Board of Trustees
                                       of the Brooklyn Museum; Member of the
                                       Council on Foreign Relations (since
                                       1991). Member of the Board of Directors
                                       of Fannie Mae (since December 2008).
                                       Director, NYC Global Partners, Inc.
                                       (since September 2011).
-------------------------------------------------------------------------------

Anthony J. Hamilton                    Director of AXA Financial, Inc. (since
AXA UK plc                             December 1995). Director of AXA
5 Old Broad Street                     Equitable, MONY Life and MONY America
London, England EC2N 1AD               (since May 2006). Non-executive
                                       Chairman of AXA UK plc (since 1997).
                                       Prior thereto, Chief Executive Officer
                                       (1978 to October 2002) and Director
                                       (March 1978 to December 2004) of
                                       Fox-Pitt, Kelton Group Limited.
                                       Currently, Chairman of the Remuneration
                                       and Nomination Committee of AXA UK plc;
                                       Member of AXA's Board of Directors
                                       since April 2010 and is currently
                                       Chairman of AXA's Audit Committee and a
                                       Member of AXA's Compensation and Human
                                       Resources Committee; prior thereto,
                                       Member of the Supervisory Board and
                                       Chairman of the Audit Committee and
                                       Member of the Compensation Committee of
                                       AXA (1997 to April 2010); Former
                                       Director of Binley Limited (1994 to
                                       2009); Director of TAWA plc (since
                                       2004); Former Member of the Board of
                                       Governors of Club de Golf Valderrama
                                       (2006 to 2011).
-------------------------------------------------------------------------------

Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA
The New York Community Trust           Equitable, MONY Life and MONY America
909 Third Avenue                       (since September 2006). President of
New York, NY 10022                     The New York Community Trust (since
                                       1990). Prior thereto, Executive Vice
                                       President of The New York Community
                                       Trust (1987 to 1990). Director and
                                       Chairperson of Corporate Governance
                                       Committee and Member of Executive and
                                       Compensation Committees of
                                       AllianceBernstein Corporation (since
                                       July 2002); Former Director and
                                       Chairman of the Board of BoardSource,
                                       Co-Chairperson of Panel on the
                                       Nonprofit Sector, Trustee of The New
                                       School University. Chairman of the
                                       Board of Governors of the Milano School
                                       of Management & Urban Policy (The New
                                       School) (since September 2003).
-------------------------------------------------------------------------------

I-2 Appendix A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA
Princeton University                   Equitable, MONY Life and MONY America
Corwin Hall                            (since May 2006). Professor of Politics
Princeton, NJ 08544                    and IBM Professor of International
                                       Studies. Formerly, Director, Program in
                                       European Studies at Princeton
                                       University (September 1979 to 2008).
                                       Currently a member of AXA's Board of
                                       Directors since April 2010; prior
                                       thereto, Member of AXA's Supervisory
                                       Board (April 2003 to April 2010).
                                       Currently, President of the Advisory
                                       Board of Institut Montaigne; Member of
                                       the Editorial Board of Comparative
                                       Politics, Editorial Committee of La
                                       Revue des Deux Mondes and Politique
                                       Americaine; Member of HEC International
                                       Advisory Board; Chairman of the
                                       Scientific Board of AXA.
-------------------------------------------------------------------------------

Peter S. Kraus                         Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation          Equitable, MONY Life and MONY America
1345 Avenue of the Americas            (since February 2009). Director,
New York, NY 10105                     Chairman of the Board and Chief
                                       Executive Officer of AllianceBernstein
                                       Corporation (since December 2008).
                                       Prior thereto, Executive Vice President
                                       of Merrill Lynch & Co. (September 2008
                                       to December 2008). Prior thereto,
                                       Co-Head, Investment Management Division
                                       of Goldman Sachs Group, Inc. (March
                                       1986 to March 2008); also held the
                                       following positions: Co-Head of the
                                       Financial Institutions Group Tokyo
                                       (1990-1996). Currently, Director of
                                       Keewaydin Camp; Chairman of the
                                       Investment Committee of Trinity
                                       College; Chairman of the Board of
                                       California Institute of the Arts; and
                                       Co-Chair of Friends of the Carnegie
                                       International.
-------------------------------------------------------------------------------
 OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY
                                       America. Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President
                                       (since January 2011), AXA America
                                       Holdings, Inc. Director (since February
                                       2011), AllianceBernstein Corporation.
-------------------------------------------------------------------------------

Barbara Fallon-Walsh                   Director of AXA Financial, AXA
8 Highcroft Lane                       Equitable, MONY Life and MONY America
Malverne, PA 19355                     since May 2012. From 2006 to December
                                       2011, Ms. Fallon-Walsh served as Head
                                       of Institutional Retirement Plan
                                       Services at The Vanguard Group, Inc.
                                       ("Vanguard"). Ms. Fallon-Walsh joined
                                       Vanguard in 1995 and prior to becoming
                                       the Head of Institutional Retirement
                                       Plan Services, Ms. Fallon-Walsh served
                                       in several executive positions. Prior
                                       to joining Vanguard, Ms. Fallon-Walsh
                                       served as Executive Vice President, Bay
                                       Area Region and LA Gold Coast Region at
                                       Bank of America Corporation from 1992
                                       to 1995. From 1981 to 1992, Ms.
                                       Fallon-Walsh held several management
                                       positions at Security Pacific
                                       Corporation, which was acquired by Bank
                                       of America in 1992. Ms. Fallon-Walsh
                                       has been a member of the Main Line
                                       Chamber of Commerce Board of Directors
                                       and Executive Committee, the Business
                                       and Advisory Council for Widener
                                       University and served on the Board of
                                       Trustees and Executive Committee of the
                                       Employee Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA
7129 Fairway Vista Drive               Equitable, MONY Life and MONY America
Charlotte, NC 28226                    since May 2012. From June 2010 to
                                       December 2011, Mr. Scott served as
                                       President, U.S. Commercial of CIGNA
                                       Corporation. Prior thereto, he served
                                       as Executive Vice President of
                                       TIAA-CREF from 2000 to June 2010 and as
                                       President and Chief Executive Officer
                                       of TIAA-CREF Life Insurance Company
                                       from 2000 to 2007. Mr. Scott is a
                                       member of the Board of Directors of
                                       Becton, Dickinson and Company, where he
                                       serves on the Audit Committee and
                                       Compensation and Benefits Committee.
-------------------------------------------------------------------------------
 OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN THE PAST
 NAME AND PRINCIPAL BUSINESS ADDRESS   FIVE YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc., AXA
                                       Equitable Financial Services, LLC, AXA
                                       Equitable, MONY Life and MONY America.
                                       Senior Executive Vice President, Head
                                       of Human Resources (2005 to February
                                       2011), UniCredit Group. Vice President,
                                       Human Resources (2001 to 2004), General
                                       Electric. Director (since March 2011),
                                       MONY Assets Corp.
-------------------------------------------------------------------------------

                                                                 Appendix A  I-3

 OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------

Bertrand Poupart-Lafarge               Executive Vice President, Chief Investment
                                       Officer and Treasurer (since November 2011), AXA
                                       Financial, Inc., AXA Equitable Financial
                                       Services, LLC, AXA Equitable, MONY Life and MONY
                                       America. Executive Vice President and Chief
                                       Financial Officer, AXA Canada (April 2010 through
                                       October 2011. Chief Account Officer, AXA France
                                       (1997 to March 2010). Corporate Finance Analyst,
                                       AXA Real Estate (1996 to 1997). Foreign Exchange
                                       Desk, Sales, Morgan Stanley (1993 to 1996).
                                       Director, Executive Vice President, Chief
                                       Investment Officer, Treasurer and Member of Audit
                                       Committee (since December 2011), AXA Equitable
                                       Life and Annuity Company and U.S. Financial Life
                                       Insurance Company. Executive Vice President and
                                       Treasurer (since December 2011), AXA America
                                       Holdings, Inc.
-----------------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Vice President (since September 2011)
                                       and Chief Accounting Officer, AXA Financial, Inc.
                                       (since May 2012), AXA Equitable Financial
                                       Services, LLC, AXA Equitable, MONY Life and MONY
                                       America. Prior thereto, Senior Vice President
                                       (May 2008 to September 2011); Assistant Vice
                                       President and Chief of Staff (1996 to May 2008).
                                       From 1989 to 1996, managed financial and
                                       operational audits of large life insurance
                                       companies at PricewaterhouseCoopers LLP.
-----------------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and Chief
                                       Financial Officer (since June 2012), AXA
                                       Financial, Inc., AXA Equitable, MONY Life and
                                       MONY America. Director, Senior Executive Vice
                                       President and Chief Financial Officer (since June
                                       2012), AXA Equitable Financial Services, LLC.
                                       Prior to joining AXA Equitable, Mr. Malmstrom was
                                       a member of the Executive Board and served as the
                                       Head of the Life Business at AXA Winterthur.
                                       Prior to joining AXA Winterthur in January 2009,
                                       Mr. Malmstrom was a Senior Vice President at
                                       Swiss Life, where he was also a member of the
                                       Management Committee. Mr. Malmstrom joined Swiss
                                       Life in 1997, and held several positions of
                                       increasing responsibility during his tenure.
                                       Director (since July 2012), 1740 Advisers, Inc.
                                       Director, Chairman, President and Chief Executive
                                       Officer (since July 2012), ACMC, LLC. Director
                                       (July 2012), AXA Advisors, LLC. Director and
                                       Senior Executive Vice President (since July
                                       2012), AXA America Holdings, Inc. Director and
                                       Chairman; Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director, Chairman of the
                                       Board and Chief Executive Officer (since July
                                       2012), AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman of the
                                       Board (since August 2012); Member of the Audit
                                       Committee (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and Chairman
                                       of the Board (since July 2012), AXA RE Arizona
                                       Company. Director and Chairman (since July 2012),
                                       Financial Marketing Agency, Inc. Director (since
                                       July 2012), Chairman of the Board, President and
                                       Chief Executive Officer (since August 2012), MONY
                                       Financial Services, Inc. Director (since July
                                       2012), MONY Financial Resources of the Americas
                                       Limited. Director (since July 2012), MONY
                                       International Holdings, LLC. Director and
                                       Chairman; Member of the Audit Committee
                                       (Chairman) (since July 2012), U.S. Financial Life
                                       Insurance Company.
-----------------------------------------------------------------------------------------

Dave S. Hattem                         Executive Vice President (since May 2012) and
                                       General Counsel (since February 2010), AXA
                                       Equitable and AXA Equitable Financial Services,
                                       LLC; prior thereto, Senior Vice President
                                       (September 1999 to May 2012) and General Counsel
                                       (February 2010 to present); Senior Vice President
                                       (September 1999 to May 2012) and Deputy General
                                       Counsel (May 2004 to February 2010); Associate
                                       General Counsel (September 1999 to May 2004).
                                       Executive Vice President and General Counsel
                                       (since May 2012), AXA Financial, Inc.; prior
                                       thereto, Senior Vice President and Deputy General
                                       Counsel (September 2008 to May 2012). Executive
                                       Vice President and General Counsel (since May
                                       2012), MONY Life, MONY America and MONY Financial
                                       Services, Inc.; prior thereto, Senior Vice
                                       President and Deputy General Counsel (July 2004
                                       to May 2012). Executive Vice President (since
                                       July 2012) and General Counsel (since December
                                       2010), AXA Equitable Life and Annuity Company;
                                       prior thereto, Senior Vice President (August 2008
                                       to July 2012) and Deputy General Counsel (August
                                       2008 to December 2010).
-----------------------------------------------------------------------------------------

Karen Field Hazin                      Vice President, Secretary and Associate General
                                       Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services,
                                       LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable;
                                       prior thereto, Counsel (April 2005 to June 2005),
                                       Assistant Vice President and Counsel (December
                                       2001 to June 2003), Counsel (December 1996 to
                                       December 2001). Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA
                                       Financial, Inc. Vice President and Secretary
                                       (since September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable
                                       Life and Annuity Company. Vice President,
                                       Secretary and Associate General Counsel (since
                                       June 2005), AXA Distribution Holding Corporation.
-----------------------------------------------------------------------------------------

I-4 Appendix A

 OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006)
                                       and Chief Actuary (since September 2005), AXA
                                       Equitable and AXA Equitable Financial Services,
                                       LLC, prior thereto, Senior Vice President
                                       (September 2000 to September 2006), Actuary (May
                                       1998 to September 2005), Vice President (May 1998
                                       to September 2000), Assistant Vice President
                                       (October 1991 to May 1998); Executive Vice
                                       President (since September 2006) and Chief
                                       Actuary (since September 2005), MONY Life and
                                       MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006);
                                       Executive Vice President (since September 2006)
                                       and Chief Actuary (since September 2005), prior
                                       thereto, Senior Vice President (September 2000 to
                                       September 2006), Actuary (September 1999 to
                                       September 2005). Director (since December 2003),
                                       Executive Vice President and Chief Financial
                                       Officer (since June 2012), AXA RE Arizona Company
                                       F/K/A AXA Financial (Bermuda) Ltd. Director
                                       (since December 2006), President, Chief Executive
                                       Officer and Chief Financial Officer (since March
                                       2010), AXA Equitable Life and Annuity Company;
                                       prior thereto, Senior Vice President and
                                       Appointed Actuary (May 2007 to March 2010).
                                       Director (since May 2007), President (since
                                       January 2008), Chief Executive Officer and Chief
                                       Financial Officer (since March 2010), U.S.
                                       Financial Life Insurance Company; prior thereto,
                                       Senior Vice President (December 2004 to January
                                       2008) and Chief Actuary (August 2006 to January
                                       2008). Senior Vice President and Actuary (since
                                       April 2004). Director (since May 2007), Financial
                                       Marketing Agency, Inc.
-----------------------------------------------------------------------------------------

Kevin E. Murray                        Executive Vice President and Chief Information
                                       Officer (February 2005 to November 2010) of MONY
                                       Life and MONY America. Executive Vice President
                                       (since February 2005) and Chief Information
                                       Officer (February 2005 to November 2010); prior
                                       thereto, Senior Vice President (September 2004 to
                                       February 2005) AXA Equitable. Senior Vice
                                       President (September 2004 to February 2005) of
                                       AXA Equitable Financial Services, LLC. Senior
                                       Vice President / Group Chief Information Officer
                                       (1996 to September 2004) of AIG.
-----------------------------------------------------------------------------------------

Anthony F. Recine                      Senior Vice President, Chief Compliance Officer
                                       (February 2005 to present) and Deputy General
                                       Counsel (February 2010 to present) of MONY Life
                                       and MONY America. Senior Vice President, Chief
                                       Compliance Officer (February 2005 to present),
                                       and Deputy General Counsel (February 2010 to
                                       present) AXA Equitable and AXA Equitable
                                       Financial Services, LLC, prior thereto, Senior
                                       Vice President, Chief Compliance Officer and
                                       Associate General Counsel (February 2005 to
                                       February 2010), AXA Equitable and AXA Equitable
                                       Financial Services, LLC, Vice President, Deputy
                                       General and Chief Litigation Counsel (2000 to
                                       February 2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation Counsel (1990
                                       to 2000).
-----------------------------------------------------------------------------------------

Mary Fernald                           Senior Vice President and Chief Underwriting
                                       Officer of AXA Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY America
                                       (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000
                                       to September 2008).
-----------------------------------------------------------------------------------------

Nicholas B. Lane                       Senior Executive Vice President and President,
                                       Retirement Savings (since February 2011), AXA
                                       Financial, Inc., AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY
                                       America. Director and Member of the Audit
                                       Committee (since February 2011), U.S. Financial
                                       Life Insurance Company and AXA Equitable Life and
                                       Annuity Company. Director and Chief Retirement
                                       Savings Officer (since February 2011), AXA
                                       Advisors, LLC. Director (since November 2008) and
                                       Member of the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company. Director,
                                       Chairman of the Board, President, Chief Executive
                                       Officer and Chief Retirement Savings Officer
                                       (since February 2011), AXA Distributors, LLC.
                                       Head of Global Strategy & Business Support and
                                       Development (June 2008 to January 2011), AXA SA.
                                       Senior Vice President of Retail Distribution
                                       Business Platforms (February 2006 to June 2008),
                                       AXA Equitable; prior thereto, Vice President (May
                                       2005 to February 2006).
-----------------------------------------------------------------------------------------

David W. O'Leary                       Executive Vice President (since September 2010),
                                       AXA Equitable, AXA Equitable Financial Services,
                                       LLC, MONY Life and MONY America; prior thereto,
                                       Head of the Financial Protection Unit (July 2010
                                       to September 2010). Executive Vice President and
                                       Chief Operating Officer (September 2006 to June
                                       2010), American General Life Insurance Company.
                                       Senor Vice President (February 2001 to August
                                       2006), Mass Mutual Financial Group.
-----------------------------------------------------------------------------------------

Robert O. (Bucky) Wright               Executive Vice President (since September 2010),
                                       AXA Equitable, AXA Equitable Financial Services,
                                       LLC, MONY Life and MONY America. Director (since
                                       July 2010), Chairman of the Board (since May
                                       2012) and Chief Sales Officer (since September
                                       2009), AXA Advisors, LLC. Executive Vice
                                       President (since April 2011) and Chief Sales
                                       Officer (since April 2010), AXA Network, LLC.
                                       Director (July 2010 to May 2012), MONY Brokerage,
                                       Inc. Director (July 2004 to June 2012) and
                                       Chairman of the Board (August 2004 to June 2012),
                                       MONY Securities Corporation. Senior Vice
                                       President and Chief Agency Officer and various
                                       positions (1976 to July 2004), MONY Life.
-----------------------------------------------------------------------------------------


                                                                 Appendix A  I-5

 OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------

Amy J. Radin                           Senior Executive Vice President and Chief
                                       Marketing Officer (since February 2012), AXA
                                       Financial, Inc., AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY
                                       America. Director (since July 2012), AXA
                                       Advisors, LLC. Executive Vice President and Chief
                                       Innovation Officer, E*TRADE (September 2010 to
                                       January 2012); Senior Vice President and Chief
                                       Marketing Officer, Reader's Digest Association
                                       (June 2009 to May 2010); Executive Vice
                                       President, Citigroup (June 2000 to February
                                       2009); Executive Vice President and Chief
                                       Marketing Officer, Dime Bancorp. (July 1998 to
                                       May 2000); Vice President, American Express
                                       (October 1985 to July 1998).
-----------------------------------------------------------------------------------------

I-6 Appendix A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.


--------------------------------------------------------------------------------


DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/

THIS SUPPLEMENT UPDATES                                                     WHICH RELATE TO OUR:
THE PROSPECTUSES DATED:
-----------------------------------------------------------------------------------------------------------
December 19, 1994; May 1, 1995 through May 1,
2000; September 15, 1995; January 1, 1997; and
October 18, 1999 as previously supplemented on
May 1, 1996 through May 1, 2002; May 12,
2000; June 23, 2000; September 1,
2000; February 9, 2001; September 4,
2001; December 1, 2001(2); December 14,
2001; February 22, 2002; July 15,
2002; August 20, 2002; December 15,
2002; January 6, 2003; March 1, 2003; May 1,
2003; May 15, 2003, November 24,
2003; February 10, 2004 (2 supplements);
May 1, 2004; August 10, 2004; December 13,
2004; February 4, 2005; February 23,
2005; May 1, 2005 (3 supplements); June 10,
2005; June 17, 2005; August 31,
2005; February 23, 2006; August 25,
2006; December 11, 2006; May 1,
2007; August 24, 2007, September 24,
2007; October 19, 2007; February 23,
2007; May 1, 2008; July 21, 2008; August 15,
2008 (4 supplements); December 1,
2008; January 15, 2009; February 23,
2009, August 17, 2009, September 3,
2009; January 7,
2010; February 1, 2010; February 5, 2010,
May 1,
2010; June 24, 2010; August 25, 2010; December 15, 2010; February 10, 2011;
February 11, 2011; June 30, 2011;
August 25, 2011............................................................ Incentive Life Plus(R) Policies

-------------
(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

                                                                Appendix B  II-1

AXA Equitable Life Insurance Company
Variable Life Insurance Policies

  IL Protector(R)
  Incentive Life Plus(R)
  Special Offer Policy
  Incentive Life(R) 2000
  Champion 2000
  Incentive Life(R)

PROSPECTUS SUPPLEMENT DATED MAY 1, 2012, SUPPLEMENTED AUGUST 30, 2012
--------------------------------------------------------------------------------

This prospectus Supplement updates certain information in the most recent prospectus you received for your AXA Equitable variable life insurance policy listed above, and in any prior supplements to that prospectus. Appendix B sets forth the dates of such prior prospectuses and supplements, which, in addition to this Supplement, should be kept for future reference. We will send you another copy of any prospectus or supplement, without charge, upon written request. All prospectuses and supplements listed in Appendix B are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the policy are changed after the date of that prospectus in accordance with the policy, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The policy should also be read carefully.

(1)ABOUT THE PORTFOLIOS OF THE TRUSTS.

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policy's and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain trusts that are purchased directly rather than under a variable insurance product such as your policy. These portfolios may even have the same investment managers and/or advisers and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in trust cash flows; and specific strategies employed by the Portfolio manager.

The AXA Allocation Portfolios and the All Asset Allocation Portfolio offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the All Asset Allocation Portfolio by AXA Equitable Funds


              Copyright 2012 AXA Equitable Life Insurance Company
                             All rights reserved.

                                                                        #402917

Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the All Asset Allocation Portfolio than certain other portfolios available to you under your policy. Please see "Managing your allocations" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Allocation Portfolios, the Target Allocation Portfolios, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.

PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE           A        Seeks long-term capital appreciation.        AXA Equitable Funds Management
  ALLOCATION                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE         A        Seeks a high level of current income.        AXA Equitable Funds Management
  ALLOCATION                                                                      Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA                      A        Seeks current income and growth of           AXA Equitable Funds Management
  CONSERVATIVE-PLUS               capital, with a greater emphasis on             Group, LLC
  ALLOCATION                      current income.
--------------------------------------------------------------------------------------------------------------------
AXA MODERATE             A        Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALLOCATION                      current income.                                 Group, LLC
--------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS        A        Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALLOCATION                      current income, with a greater emphasis         Group, LLC
                                  on capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks to achieve long-term growth of         AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                   ClearBridge Advisors, LLC
                                                                               GCIC US Ltd.
                                                                               Legg Mason Capital Management,
                                                                                  LLC
                                                                               Marsico Capital Management, LLC
                                                                               T. Rowe Price Associates, Inc.
                                                                               Westfield Capital Management
                                                                                  Company, L.P.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE        B        Seeks a balance of high current income       BlackRock Financial Management,
  BOND                            and capital appreciation, consistent with       Inc.
                                  a prudent level of risk.                     Pacific Investment Management
                                                                                  Company LLC
                                                                               SSgA Funds Management, Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             B        Seeks to achieve long-term growth of         AXA Equitable Funds Management
  INTERNATIONAL                   capital with an emphasis on risk-adjusted       Group, LLC
  EQUITY                          returns and managing volatility in the       BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                               EARNEST Partners, LLC
                                                                               J.P. Morgan Investment
                                                                                  Management Inc.
                                                                               Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO                                                             INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE       B        Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CAP CORE EQUITY                 capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                   Janus Capital Management, LLC
                                                                               Thornburg Investment
                                                                                  Management, Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE       B        Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CAP VALUE                       capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                   Institutional Capital LLC
                                                                               MFS Investment Management
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MULTIMANAGER MID         B        Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CAP GROWTH                      capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  Portfolio.                                   BlackRock Investment
                                                                                  Management, LLC
                                                                               Franklin Advisers, Inc.
                                                                               Wellington Management Company,
                                                                                  LLP
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID         B        Seeks to achieve long-term growth of         AXA Equitable Funds Management
  CAP VALUE                       capital with an emphasis on risk-adjusted       Group, LLC
                                  returns and managing volatility in the       BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                               Diamond Hill Capital Management,
                                                                                  Inc.
                                                                               Knightsbridge Asset Management,
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER             A        Seeks high total return through a            Pacific Investment Management
  MULTI-SECTOR BOND               combination of current income and               Company LLC
                                  capital appreciation.                        Post Advisory Group, LLC
                                                                               SSgA Funds Management, Inc.
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MULTIMANAGER SMALL       B        Seeks to achieve long-term growth of         AXA Equitable Funds Management
  CAP GROWTH                      capital with an emphasis on risk-adjusted       Group, LLC
                                  returns and managing volatility in the       BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                               Lord, Abbett & Co. LLC
                                                                               Morgan Stanley Investment
                                                                                  Management Inc.
                                                                               NorthPointe Capital, LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL       B        Seeks to achieve long-term growth of         AXA Equitable Funds Management
  CAP VALUE                       capital with an emphasis on risk-adjusted       Group, LLC
                                  returns and managing volatility in the       BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                               Franklin Advisory Services, LLC
                                                                               Horizon Asset Management, LLC
                                                                               Pacific Global Investment
                                                                                  Management Company
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER               B        Seeks long-term growth of capital.             AXA Equitable Funds Management
  TECHNOLOGY                                                                          Group, LLC
                                                                                   RCM Capital Management, LLC
                                                                                   SSgA Funds Management, Inc.
                                                                                   Wellington Management
                                                                                      Company, LLP
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 EQ ADVISORS
 TRUST PORTFOLIO                                                                INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                  SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -         IB       Seeks long-term capital appreciation and       AXA Equitable Funds Management
  ALT 20/(1)/                       current income.                                   Group, LLC
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AXA TACTICAL               IB       Seeks to achieve long-term growth of           AllianceBernstein L.P.
  MANAGER 400                       capital with an emphasis on risk-adjusted      AXA Equitable Funds Management
                                    returns and managing volatility in the            Group, LLC
                                    Portfolio.                                     BlackRock Investment
                                                                                      Management, LLC
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AXA TACTICAL               IB       Seeks to achieve long-term growth of           AllianceBernstein L.P.
  MANAGER 500                       capital with an emphasis on risk-adjusted      AXA Equitable Funds Management
                                    returns and managing volatility in the            Group, LLC
                                    Portfolio.                                     BlackRock Investment
                                                                                      Management, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA TACTICAL               IB       Seeks to achieve long-term growth of           AllianceBernstein L.P.
  MANAGER 2000                      capital with an emphasis on risk-adjusted      AXA Equitable Funds Management
                                    returns and managing volatility in the            Group, LLC
                                    Portfolio.                                     BlackRock Investment
                                                                                      Management, LLC
-----------------------------------------------------------------------------------------------------------------------
AXA TACTICAL               IB       Seeks to achieve long-term growth of           AllianceBernstein L.P.
  MANAGER                           capital with an emphasis on risk-adjusted      AXA Equitable Funds Management
  INTERNATIONAL                     returns and managing volatility in the            Group, LLC
                                    Portfolio.                                     BlackRock Investment
                                                                                      Management, LLC
-----------------------------------------------------------------------------------------------------------------------
                           IA       Seeks to achieve long-term growth of           AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN              capital.
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC         IB       Seeks to achieve capital appreciation and      BlackRock Investment
  VALUE EQUITY                      secondarily, income.                              Management, LLC
-----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         IA       Seeks a combination of growth and              Boston Advisors, LLC
  EQUITY INCOME                     income to achieve an above-average and
                                    consistent total return.
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EQ/CALVERT SOCIALLY        IB       Seeks to achieve long-term capital             Calvert Investment Management
  RESPONSIBLE                       appreciation.                                     Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        IB       Seeks to achieve long-term growth of           Capital Guardian Trust Company
  RESEARCH                          capital.
-----------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK            IA       Seeks to achieve a total return before         AllianceBernstein L.P.
  INDEX                             expenses that approximates the total
                                    return performance of the Russell 3000
                                    Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX       IA       Seeks to achieve a total return before       AXA Equitable Funds Management
                                  expenses that approximates the total            Group, LLC
                                  return performance of the Barclays           SSgA Funds Management, Inc.
                                  Intermediate U.S. Government/Credit
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government/Credit Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX      IA       Seeks to achieve a total return before       AllianceBernstein L.P.
                                  expenses that approximates the total
                                  return performance of the S&P 500 Index,
                                  including reinvestment of dividends, at a
                                  risk level consistent with that of the S&P
                                  500 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH         IB       Seeks to achieve long-term growth of         AXA Equitable Funds Management
  PLUS                            capital with an emphasis on risk-adjusted       Group, LLC
                                  returns and managing volatility in the       BlackRock Capital Management,
                                  Portfolio.                                      Inc.
                                                                               BlackRock Investment
                                                                                  Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS         IB       Seeks to achieve capital appreciation.       GAMCO Asset Management, Inc.
  AND ACQUISITIONS
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL           IB       Seeks to maximize capital appreciation.      GAMCO Asset Management, Inc.
  COMPANY VALUE
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS      IA       Seeks to achieve capital growth and          AXA Equitable Funds Management
                                  current income.                                 Group, LLC
                                                                               BlackRock Investment
                                                                                  Management, LLC
                                                                               First International Advisors, LLC
                                                                               Wells Capital Management, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL                IB       Seeks to achieve long-term capital           AXA Equitable Funds Management
  MULTI-SECTOR                    appreciation with an emphasis on risk-          Group, LLC
  EQUITY                          adjusted returns and managing volatility     BlackRock Investment
                                  in the Portfolio.                               Management, LLC
                                                                               Morgan Stanley Investment
                                                                                  Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE          IA       Seeks to achieve a total return before       AXA Equitable Funds Management
  GOVERNMENT                      expenses that approximates the total            Group, LLC
  BOND/(2)/                       return performance of the Barclays           SSgA Funds Management, Inc.
                                  Intermediate U.S. Government Bond
                                  Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Barclays Intermediate U.S.
                                  Government Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to achieve long-term growth of         AXA Equitable Funds Management
  CORE PLUS                       capital with an emphasis on risk-adjusted       Group, LLC
                                  returns and managing volatility in the       BlackRock Investment
                                  Portfolio.                                      Management, LLC
                                                                               Hirayama Investments, LLC
                                                                               WHV Investment Management
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IA       Seeks to achieve a total return (before       AllianceBernstein L.P.
  EQUITY INDEX                    expenses) that approximates the total
                                  return performance of a composite index
                                  comprised of 40% Dow Jones EURO
                                  STOXX 50 Index, 25% FTSE 100 Index,
                                  25% TOPIX Index, and 10% S&P/ASX
                                  200 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL         IB       Seeks to provide current income and long-     AXA Equitable Funds Management
  VALUE PLUS                      term growth of income, accompanied by            Group, LLC
                                  growth of capital with an emphasis on         BlackRock Investment
                                  risk-adjusted returns and managing               Management, LLC
                                  volatility in the Portfolio.                  Northern Cross, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE        IB       Seeks to achieve long-term capital            J.P. Morgan Investment
  OPPORTUNITIES                   appreciation.                                    Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE        IB       Seeks to achieve long-term growth of          AXA Equitable Funds Management
  PLUS                            capital with an emphasis on risk-adjusted        Group, LLC
                                  returns and managing volatility in the        BlackRock Investment
                                  Portfolio.                                       Management, LLC
                                                                                Institutional Capital LLC
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to achieve a total return before        AllianceBernstein L.P.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000
                                  Growth Index, including reinvestment of
                                  dividends at a risk level consistent with
                                  that of the Russell 1000 Growth Index.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH      IB       Seeks to provide long-term capital growth     AXA Equitable Funds Management
  PLUS                            with an emphasis on risk-adjusted returns        Group, LLC
                                  and managing volatility in the Portfolio.     BlackRock Investment
                                                                                   Management, LLC
                                                                                Marsico Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve a total return before        SSgA Funds Management, Inc.
  INDEX                           expenses that approximates the total
                                  return performance of the Russell 1000
                                  Value Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the Russell 1000 Value Index.
---------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE       IA       Seeks to achieve long-term growth of          AllianceBernstein L.P.
  PLUS                            capital with an emphasis on risk-adjusted     AXA Equitable Funds Management
                                  returns and managing volatility in the           Group, LLC
                                  Portfolio.
---------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT           IA       Seeks to achieve capital appreciation and     Lord, Abbett & Co. LLC
  LARGE CAP CORE                  growth of income with reasonable risk.
---------------------------------------------------------------------------------------------------------------------
EQ/MFS                   IB       Seeks to achieve capital appreciation.        Massachusetts Financial Services
  INTERNATIONAL                                                                    Company d/b/a MFS Investment
  GROWTH                                                                           Management
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST PORTFOLIO                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX         IB       Seeks to achieve a total return before         SSgA Funds Management, Inc.
                                  expenses that approximates the total
                                  return performance of the S&P Mid Cap
                                  400 Index, including reinvestment of
                                  dividends, at a risk level consistent with
                                  that of the S&P Mid Cap 400 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE         IA       Seeks to achieve long-term capital             AXA Equitable Funds Management
  PLUS                            appreciation with an emphasis on risk             Group, LLC
                                  adjusted returns and managing volatility       BlackRock Investment
                                  in the Portfolio.                                 Management, LLC
                                                                                 Wellington Management Company,
                                                                                    LLP
---------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET          IA       Seeks to obtain a high level of current        The Dreyfus Corporation
                                  income, preserve its assets and maintain
                                  liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/MONTAG &              IA       Seeks to achieve capital appreciation.         Montag & Caldwell, LLC
  CALDWELL GROWTH
---------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY        IA       Seeks to achieve capital growth.               Morgan Stanley Investment
  MID CAP GROWTH                                                                    Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA           IA       Seeks to generate a return in excess of        Pacific Investment Management
  SHORT BOND                      traditional money market products while           Company, LLC
                                  maintaining an emphasis on preservation
                                  of capital and liquidity.
---------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS     IA       Seeks to achieve high current income           AllianceBernstein L.P.
                                  consistent with moderate risk to capital.      AXA Equitable Funds Management
                                                                                    Group, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY         IA       Seeks to replicate as closely as possible      AllianceBernstein L.P.
  INDEX                           (before the deduction of Portfolio
                                  expenses) the total return of the Russell
                                  2000 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE         IB       Seeks to achieve long-term capital             T. Rowe Price Associates, Inc.
  GROWTH STOCK                    appreciation and secondarily, income.
---------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND        IB       Seeks to achieve total return through          UBS Global Asset Management
  INCOME                          capital appreciation with income as a             (Americas) Inc.
                                  secondary consideration.
---------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN            IA       Seeks to achieve capital growth and            Invesco Advisers, Inc.
  COMSTOCK                        income.
---------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO           IB       Seeks to achieve long-term capital             Wells Capital Management, Inc.
  OMEGA GROWTH                    growth.

---------------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE
 FUNDS) - SERIES II                                                           INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through    Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                      Invesco Asset Management Limited
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of     Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of     Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------------
IINVESCO V.I. SMALL  The fund's investment objective is long-term growth of     Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                            INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP      The fund seeks long-term capital growth. Income is a        American Century Investment
  MID CAP VALUE FUND     secondary objective.                                           Management, Inc.
----------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP          Seeks long-term capital appreciation.                       Fidelity Management & Research
  CONTRAFUND(R)                                                                         Company (FMR)
  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP          Seeks high total return through a combination of current    Fidelity Management & Research
  GROWTH & INCOME        income and capital appreciation.                               Company (FMR)
  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID      Seeks long-term growth of capital.                          Fidelity Management & Research
  CAP PORTFOLIO                                                                         Company (FMR)
----------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST -
 CLASS 2 PORTFOLIO                                                                   INVESTMENT MANAGER (OR SUB-ADVISER(S),
 NAME                    OBJECTIVE                                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING          Seeks long-term capital appreciation, with preservation of  Franklin Advisory Services, LLC
  DIVIDENDS              capital as an important consideration.
  SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP       Seeks long-term total return.                               Franklin Advisory Services, LLC
  VALUE SECURITIES
  FUND
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC       The Fund's principal investment goal is to seek a high      Franklin Advisers, Inc.
  INCOME SECURITIES      level of current income. Its secondary goal is capital
  FUND                   appreciation over long term.
----------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES            The Fund's principal investment goal is capital             Franklin Mutual Advisers, LLC
  SECURITIES FUND        appreciation. Its secondary goal is income.
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON                Seeks long-term capital appreciation.                       Templeton Asset Management Ltd.
  DEVELOPING
  MARKETS
  SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL         Seeks high current income, consistent with preservation     Franklin Advisers, Inc.
  BOND SECURITIES        of capital. Capital appreciation is a secondary
  FUND                   consideration.
----------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         The Fund's investment goal is long-term capital growth.     Templeton Global Advisors Limited
  SECURITIES FUND
----------------------------------------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT        Seeks long-term capital appreciation.                       Goldman Sachs Asset Management, L.P.
  MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY     To seek to provide capital growth and appreciation.         Waddell & Reed Investment
                                                                                        Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID        To seek to provide growth of capital.                       Waddell & Reed Investment
  CAP GROWTH                                                                            Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL      To seek to provide growth of capital.                       Waddell & Reed Investment
  CAP GROWTH                                                                            Management Company (WRIMCO)
----------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                                   AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT                Seeks maximum real return consistent with prudent           Pacific Investment Management
  COMMODITYREALRETURN(R) investment management.                                         Company LLC
  STRATEGY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL           Seeks maximum real return, consistent with preservation     Pacific Investment Management
  RETURN PORTFOLIO       of real capital and prudent investment management.             Company LLC
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -
 ADVISOR CLASS                                                                     INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL       Seeks maximum total return, consistent with preservation        Pacific Investment Management
  RETURN PORTFOLIO    of capital and prudent investment management.                      Company LLC
--------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES,                                                                    INVESTMENT MANAGER (OR SUB-ADVISER(S),
 INC. PORTFOLIO NAME  OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks to provide substantial dividend income as well as         T. Rowe Price Associates, Inc.
  EQUITY INCOME       long-term growth of capital through investments in the
  PORTFOLIO - II      common stocks of established companies.
--------------------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL    Seeks long-term capital appreciation by investing               Van Eck Associates Corporation
  HARD ASSETS FUND    primarily in "hard asset" securities. Income is a secondary consideration.
--------------------------------------------------------------------------------------------------------------------------

(1)This is the Portfolio's new name, effective on or about May 21, 2012, subject to regulatory approval. The Portfolio's former name was All Asset Allocation.
(2)This is the Portfolio's new name, effective on or about May 21, 2012. The Portfolio's former name was EQ/Intermediate Government Bond Index.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

(2) MANAGING YOUR ALLOCATIONS. The policy is between you and AXA Equitable. The policy is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(3) INVESTMENT PORTFOLIOS. Your policy offers the investment portfolios listed in the table above, along with the Guaranteed Interest Account. In addition to the other charges we make under your policy, you also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for that Portfolio.

---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011           Lowest Highest
(expenses that are deducted from Portfolio assets including
management fees, 12b-1 fees, service fees and/or other       0.62%  1.60%
expenses)/(1)/
---------------------------------------------------------------------------

(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Templeton Developing Markets Securities Portfolio.

AXA EQUITABLE. We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., (the "parent") a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the policies. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(4) HOW TO REACH US. To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. For information regarding effective dates for processing telephone, Internet and fax requests, please see your prospectus.

--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
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 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  AXA Equitable -- National Operations Center
  10840 Ballantyne Commons Parkway
  Charlotte, North Carolina 28277
  1-704-341-7000 (for express delivery purposes only)
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 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day--7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa-equitable.com
--------------------------------------------------------------------------------
 BY FAX:

  1-704-540-9714
--------------------------------------------------------------------------------
 BY INTERNET:

Visit our website at www.axa-equitable.com. Our Website provides access to account information and customer service. After, registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

                              -------------------

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);

(2)request for our asset rebalancing service; and

(3)designation of new policy owner(s) and beneficiaries.

OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a) policy surrenders;

(b) transfers among investment options; and

(c) changes in allocation percentages for premiums and deductions.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information please see your prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing."

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

OUR ASSET REBALANCING SERVICE. You may wish to have us periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service.

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service.

(5) INFORMATION PERTAINING TO THE GUARANTEED INTEREST OPTION. As described in your prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). Through September 30, 2012, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through September 30, 2012), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern time) on September 30, 2012, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.

(6) DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(7)TAX INFORMATION.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES. If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable. In the case of a survivorship life policy on two insureds, if the policy's owner is the surviving insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the surviving insured person, and the owner dies before the surviving insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the surviving insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.

In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $1 million. This amount has been raised to $5 million for 2011 and 2012, indexed for inflation ($5.120 million in 2012). During 2011 and 2012, a portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount. For years 2013 and thereafter the gift and estate tax exclusion referred to above is scheduled to return to 2001 levels, i.e. $1 million, with no portability. Various legislative proposals have been made from repeal of the tax, to extending the temporary provisions, or for raising or lowering future exemption levels and rates.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts of up to $13,000 per recipient per year ($13,000 for 2012, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals, however, are generally allowed an aggregate generation-skipping tax exemption of $1 million (previously indexed annually for inflation, e.g., $1.12 million for 2003). For 2011 and 2012 this exemption is the same $5 million amount discussed above for estate and gift taxes, but without portability, then in years 2013 and thereafter, it is scheduled to return to 2001 levels. Again, as in the case for estate taxes, various proposals exist which may alter these rules.

The particular situation of each policyowner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

OUR TAXES. The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business owner policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies.

(8) MATURITY. (FOR ALL VARIABLE LIFE INSURANCE POLICIES EXCEPT CHAMPION
2000) If the insured person is still living on the policy anniversary closest to the policy maturity date (which may be called the Final Policy Date in your policy), we will pay you the policy's account value on that date reduced by any outstanding loan, by unpaid loan interest, and by any amounts of the account value that are "restricted" as a result of previously distributed "living benefits." The policy will then terminate. You may elect to add the Coverage Continuation Rider to your policy during the six month period prior to your policy's maturity date. The rider, if elected, will allow the policy to be kept in force until the insured's death, subject to the policy's loan provisions. We will notify you about the rider and any other maturity options that are available with your policy approximately six months prior to your policy's maturity date. There is no charge to add the rider to your policy.

It is unclear how deferring maturity of a policy beyond the original maturity date will be viewed by the IRS. Specifically, the IRS has not ruled on the tax consequences of this type of rider, including whether or not the policy will continue to qualify as life insurance. You should consult with your tax advisor as to the possible tax consequences of adding the rider and any taxation of any future benefits provided under the policy.

(9) FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this prospectus supplement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The financial statements of AXA Equitable have relevance to the policies only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the policies.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

Our general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(10) MANAGEMENT. A list of our directors and, to the extent they are responsible for variable life insurance operations, our principal officers and a brief statement of their business experience for the past five years is contained in Appendix A to this supplement.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  A-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011..............  A-3
   Statements of Operations for the Year Ended December 31, 2011........ A-35
   Statements of Changes in Net Assets for the Years Ended December 31,
     2011 and 2010...................................................... A-54
   Notes to Financial Statements........................................ A-91

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010..............  F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................  F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009...................................  F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009......................................................  F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................  F-7
   Notes to Consolidated Financial Statements...........................  F-9

                                   A-1  e13343

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account FP of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account FP of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                   AMERICAN
                                                     ALL ASSET  CENTURY VP MID AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION* CAP VALUE FUND  ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- -------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $5,611,219   $15,605,672    $114,695,556   $4,805,373    $38,647,840
Receivable for The Trusts shares sold..............         --       712,865              --           --         20,470
Receivable for policy-related transactions.........      1,975            --          24,113        4,631             --
                                                    ----------   -----------    ------------   ----------    -----------
   Total assets....................................  5,613,194    16,318,537     114,719,669    4,810,004     38,668,310
                                                    ----------   -----------    ------------   ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............      1,931            --          24,113        4,631             --
Payable for policy-related transactions............         --       712,810              --           --         20,470
                                                    ----------   -----------    ------------   ----------    -----------
   Total liabilities...............................      1,931       712,810          24,113        4,631         20,470
                                                    ----------   -----------    ------------   ----------    -----------
NET ASSETS......................................... $5,611,263   $15,605,727    $114,695,556   $4,805,373    $38,647,840
                                                    ==========   ===========    ============   ==========    ===========

NET ASSETS:
Accumulation Units................................. $5,611,263   $15,605,727    $114,630,964   $4,805,373    $38,645,439
Accumulation non unitized..........................         --            --              --           --             --
Retained by AXA Equitable in Separate Account FP...         --            --          64,592           --          2,401
                                                    ----------   -----------    ------------   ----------    -----------
TOTAL NET ASSETS................................... $5,611,263   $15,605,727    $114,695,556   $4,805,373    $38,647,840
                                                    ==========   ===========    ============   ==========    ===========

Investments in shares of The Trusts, at cost....... $6,032,383   $16,019,602    $126,187,877   $5,018,346    $39,881,315
The Trusts shares held
   Class A.........................................         --            --       6,710,078           --      3,109,282
   Class B.........................................    327,234            --       6,176,853      412,176      1,006,881
   Class II........................................         --     1,155,976              --           --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,113,920
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........            --
                                                       ----------
   Total assets....................................     1,113,920
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................            --
                                                       ----------
NET ASSETS.........................................    $1,113,920
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $1,113,915
Accumulation non unitized..........................            --
Retained by AXA Equitable in Separate Account FP...             5
                                                       ----------
TOTAL NET ASSETS...................................    $1,113,920
                                                       ==========

Investments in shares of The Trusts, at cost.......    $1,158,555
The Trusts shares held
   Class A.........................................            --
   Class B.........................................        96,872
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE-PLUS AXA GROWTH  AXA MODERATE
                                                       STRATEGY*          ALLOCATION*      STRATEGY*   ALLOCATION*
                                                    ---------------- --------------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $870,448          $33,695,583      $7,469,676 $1,048,193,629
Receivable for The Trusts shares sold..............           --               24,679              --        403,311
Receivable for policy-related transactions.........           --                   --          58,774             --
                                                        --------          -----------      ---------- --------------
   Total assets....................................      870,448           33,720,262       7,528,450  1,048,596,940
                                                        --------          -----------      ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............           --                   --          58,774             --
Payable for policy-related transactions............           --               24,679              --        506,403
                                                        --------          -----------      ---------- --------------
   Total liabilities...............................           --               24,679          58,774        506,403
                                                        --------          -----------      ---------- --------------
NET ASSETS.........................................     $870,448          $33,695,583      $7,469,676 $1,048,090,537
                                                        ========          ===========      ========== ==============

NET ASSETS:
Accumulation Units.................................     $870,448          $33,692,845      $7,469,676 $1,044,924,855
Accumulation non unitized..........................           --                   --              --      3,002,049
Retained by AXA Equitable in Separate Account FP...           --                2,738              --        163,633
                                                        --------          -----------      ---------- --------------
TOTAL NET ASSETS...................................     $870,448          $33,695,583      $7,469,676 $1,048,090,537
                                                        ========          ===========      ========== ==============

Investments in shares of The Trusts, at cost.......     $890,837          $34,984,327      $7,835,073 $1,147,578,386
The Trusts shares held
   Class A.........................................           --            2,239,534              --     72,013,407
   Class B.........................................       79,185            1,433,143         614,762     11,225,835

                                                      AXA MODERATE   AXA MODERATE-PLUS
                                                    GROWTH STRATEGY*    ALLOCATION*
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $19,984,346      $367,097,013
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........       155,881            81,405
                                                      -----------      ------------
   Total assets....................................    20,140,227       367,178,418
                                                      -----------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............       155,881            81,405
Payable for policy-related transactions............            --                --
                                                      -----------      ------------
   Total liabilities...............................       155,881            81,405
                                                      -----------      ------------
NET ASSETS.........................................   $19,984,346      $367,097,013
                                                      ===========      ============

NET ASSETS:
Accumulation Units.................................   $19,984,346      $367,078,271
Accumulation non unitized..........................            --                --
Retained by AXA Equitable in Separate Account FP...            --            18,742
                                                      -----------      ------------
TOTAL NET ASSETS...................................   $19,984,346      $367,097,013
                                                      ===========      ============

Investments in shares of The Trusts, at cost.......   $20,487,546      $423,538,330
The Trusts shares held
   Class A.........................................            --        20,830,432
   Class B.........................................     1,644,371        18,094,282

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                             AXA TACTICAL
                                                    AXA TACTICAL  AXA TACTICAL AXA TACTICAL    MANAGER       BLACKROCK GLOBAL
                                                    MANAGER 2000* MANAGER 400* MANAGER 500* INTERNATIONAL* ALLOCATION V.I. FUND
                                                    ------------- ------------ ------------ -------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $903,647     $2,417,046   $1,249,418    $1,506,515        $6,985,687
Receivable for The Trusts shares sold..............         --              8           --            --           607,523
Receivable for policy-related transactions.........         22             31           42            36                --
                                                      --------     ----------   ----------    ----------        ----------
   Total assets....................................    903,669      2,417,085    1,249,460     1,506,551         7,593,210
                                                      --------     ----------   ----------    ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............         12             --           31            18                --
Payable for policy-related transactions............         --             --           --            --           607,523
                                                      --------     ----------   ----------    ----------        ----------
   Total liabilities...............................         12             --           31            18           607,523
                                                      --------     ----------   ----------    ----------        ----------
NET ASSETS.........................................   $903,657     $2,417,085   $1,249,429    $1,506,533        $6,985,687
                                                      ========     ==========   ==========    ==========        ==========

NET ASSETS:
Accumulation Units.................................   $903,657     $2,417,085   $1,249,429    $1,506,533        $6,985,687
Accumulation non unitized..........................         --             --           --            --                --
Retained by AXA Equitable in Separate Account FP...         --             --           --            --                --
                                                      --------     ----------   ----------    ----------        ----------
TOTAL NET ASSETS...................................   $903,657     $2,417,085   $1,249,429    $1,506,533        $6,985,687
                                                      ========     ==========   ==========    ==========        ==========

Investments in shares of The Trusts, at cost.......   $989,635     $2,692,528   $1,295,122    $1,684,619        $7,752,598
The Trusts shares held
   Class A.........................................         --             --           --            --                --
   Class B.........................................     68,022        176,183       96,680       144,535                --
   Class III.......................................         --             --           --            --           526,031

                                                    EQ/ALLIANCEBERNSTEIN
                                                     SMALL CAP GROWTH*
                                                    --------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $184,719,383
Receivable for The Trusts shares sold..............          323,359
Receivable for policy-related transactions.........               --
                                                        ------------
   Total assets....................................      185,042,742
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased............               --
Payable for policy-related transactions............          323,639
                                                        ------------
   Total liabilities...............................          323,639
                                                        ------------
NET ASSETS.........................................     $184,719,103
                                                        ============

NET ASSETS:
Accumulation Units.................................     $184,664,315
Accumulation non unitized..........................               --
Retained by AXA Equitable in Separate Account FP...           54,788
                                                        ------------
TOTAL NET ASSETS...................................     $184,719,103
                                                        ============

Investments in shares of The Trusts, at cost.......     $167,047,906
The Trusts shares held
   Class A.........................................        8,549,618
   Class B.........................................        3,367,952
   Class III.......................................               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/BLACKROCK                     EQ/CALVERT  EQ/CAPITAL
                                                    BASIC VALUE  EQ/BOSTON ADVISORS   SOCIALLY    GUARDIAN     EQ/COMMON
                                                      EQUITY*      EQUITY INCOME*   RESPONSIBLE* RESEARCH*    STOCK INDEX*
                                                    ------------ ------------------ ------------ ----------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value. $166,213,506    $11,986,855       $742,288   $83,005,956 $1,275,249,818
Receivable for The Trusts shares sold..............    1,022,179             --            902       111,088            226
Receivable for policy-related transactions.........           --            782             --            --      1,974,963
                                                    ------------    -----------       --------   ----------- --------------
   Total assets....................................  167,235,685     11,987,637        743,190    83,117,044  1,277,225,007
                                                    ------------    -----------       --------   ----------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............           --            782             --            --      1,989,666
Payable for policy-related transactions............    1,022,179             --            902       111,088      1,086,137
                                                    ------------    -----------       --------   ----------- --------------
   Total liabilities...............................    1,022,179            782            902       111,088      3,075,803
                                                    ------------    -----------       --------   ----------- --------------
NET ASSETS......................................... $166,213,506    $11,986,855       $742,288   $83,005,956 $1,274,149,204
                                                    ============    ===========       ========   =========== ==============

NET ASSETS:
Accumulation Units................................. $166,171,078    $11,986,453       $669,827   $82,932,086 $1,270,626,660
Accumulation non unitized..........................           --             --             --            --      3,497,483
Retained by AXA Equitable in Separate Account FP...       42,428            402         72,461        73,870         25,061
                                                    ------------    -----------       --------   ----------- --------------
TOTAL NET ASSETS................................... $166,213,506    $11,986,855       $742,288   $83,005,956 $1,274,149,204
                                                    ============    ===========       ========   =========== ==============

Investments in shares of The Trusts, at cost....... $173,432,421    $11,166,381       $667,360   $84,982,719 $1,493,544,309
The Trusts shares held
   Class A.........................................    2,110,552        817,358         18,141       817,986     71,463,286
   Class B.........................................   10,598,612      1,514,961         84,933     5,799,305      8,609,043

                                                    EQ/CORE BOND
                                                       INDEX*
                                                    ------------
ASSETS:
Investments in shares of The Trusts, at fair value. $54,179,826
Receivable for The Trusts shares sold..............          --
Receivable for policy-related transactions.........      26,951
                                                    -----------
   Total assets....................................  54,206,777
                                                    -----------

LIABILITIES:
Payable for The Trusts shares purchased............      26,951
Payable for policy-related transactions............          --
                                                    -----------
   Total liabilities...............................      26,951
                                                    -----------
NET ASSETS......................................... $54,179,826
                                                    ===========

NET ASSETS:
Accumulation Units................................. $54,163,064
Accumulation non unitized..........................          --
Retained by AXA Equitable in Separate Account FP...      16,762
                                                    -----------
TOTAL NET ASSETS................................... $54,179,826
                                                    ===========

Investments in shares of The Trusts, at cost....... $54,795,922
The Trusts shares held
   Class A.........................................   3,550,746
   Class B.........................................   1,874,099

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                 EQ/GAMCO
                                                    EQ/EQUITY 500  EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL
                                                       INDEX*     GROWTH PLUS* ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                    ------------- ------------ ------------- -------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $498,190,447  $ 97,351,545  $12,391,344   $89,818,717   $23,626,594
Receivable for The Trusts shares sold..............    2,361,856       168,487           --       122,160            --
Receivable for policy-related transactions.........       29,915            --        2,676            --         5,361
                                                    ------------  ------------  -----------   -----------   -----------
   Total assets....................................  500,582,218    97,520,032   12,394,020    89,940,877    23,631,955
                                                    ------------  ------------  -----------   -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --            --        2,676            --         5,361
Payable for policy-related transactions............    2,362,089       168,644           --       122,160            --
                                                    ------------  ------------  -----------   -----------   -----------
   Total liabilities...............................    2,362,089       168,644        2,676       122,160         5,361
                                                    ------------  ------------  -----------   -----------   -----------
NET ASSETS......................................... $498,220,129  $ 97,351,388  $12,391,344   $89,818,717   $23,626,594
                                                    ============  ============  ===========   ===========   ===========

NET ASSETS:
Accumulation Units................................. $497,787,637  $ 97,302,295  $12,390,792   $89,818,000   $23,625,735
Accumulation non unitized..........................      303,699            --           --            --            --
Retained by AXA Equitable in Separate Account FP...      128,793        49,093          552           717           859
                                                    ------------  ------------  -----------   -----------   -----------
TOTAL NET ASSETS................................... $498,220,129  $ 97,351,388  $12,391,344   $89,818,717   $23,626,594
                                                    ============  ============  ===========   ===========   ===========

Investments in shares of The Trusts, at cost....... $497,957,494  $101,963,957  $12,370,523   $78,883,142   $23,455,993
The Trusts shares held
   Class A.........................................   18,125,148     1,997,026       75,604        90,970     1,510,711
   Class B.........................................    4,625,910     4,958,102      944,032     2,319,094       845,784

                                                    EQ/GLOBAL MULTI-
                                                     SECTOR EQUITY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $165,256,529
Receivable for The Trusts shares sold..............        307,897
Receivable for policy-related transactions.........             --
                                                      ------------
   Total assets....................................    165,564,426
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --
Payable for policy-related transactions............        307,992
                                                      ------------
   Total liabilities...............................        307,992
                                                      ------------
NET ASSETS.........................................   $165,256,434
                                                      ============

NET ASSETS:
Accumulation Units.................................   $165,186,715
Accumulation non unitized..........................             --
Retained by AXA Equitable in Separate Account FP...         69,719
                                                      ------------
TOTAL NET ASSETS...................................   $165,256,434
                                                      ============

Investments in shares of The Trusts, at cost.......   $198,990,010
The Trusts shares held
   Class A.........................................      2,893,965
   Class B.........................................     12,525,356

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/INTERMEDIATE
                                                      GOVERNMENT    EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                      BOND INDEX*      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                    --------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $100,787,486     $26,857,725      $319,743,063     $ 92,003,117
Receivable for The Trusts shares sold..............            15              --           784,469           78,243
Receivable for policy-related transactions.........     1,814,765          70,600            21,682               --
                                                     ------------     -----------      ------------     ------------
   Total assets....................................   102,602,266      26,928,325       320,549,214       92,081,360
                                                     ------------     -----------      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............     1,814,765          70,600                --               --
Payable for policy-related transactions............        23,617              --           784,521           78,444
                                                     ------------     -----------      ------------     ------------
   Total liabilities...............................     1,838,382          70,600           784,521           78,444
                                                     ------------     -----------      ------------     ------------
NET ASSETS.........................................  $100,763,884     $26,857,725      $319,764,693     $ 92,002,916
                                                     ============     ===========      ============     ============

NET ASSETS:
Accumulation Units.................................  $100,425,572     $26,826,318      $319,201,512     $ 91,937,224
Accumulation non unitized..........................       256,321              --           381,674               --
Retained by AXA Equitable in Separate Account FP...        81,991          31,407           181,507           65,692
                                                     ------------     -----------      ------------     ------------
TOTAL NET ASSETS...................................  $100,763,884     $26,857,725      $319,764,693     $ 92,002,916
                                                     ============     ===========      ============     ============

Investments in shares of The Trusts, at cost.......  $ 96,865,019     $30,044,919      $427,177,763     $116,740,262
The Trusts shares held
   Class A.........................................     7,533,238         668,415        37,846,385        1,809,863
   Class B.........................................     2,207,475       2,808,234         6,064,273        7,795,471

                                                     EQ/JPMORGAN
                                                        VALUE      EQ/LARGE CAP
                                                    OPPORTUNITIES*  CORE PLUS*
                                                    -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $22,420,620    $7,400,939
Receivable for The Trusts shares sold..............           --         1,119
Receivable for policy-related transactions.........        2,374            --
                                                     -----------    ----------
   Total assets....................................   22,422,994     7,402,058
                                                     -----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased............        2,374            --
Payable for policy-related transactions............           --         1,119
                                                     -----------    ----------
   Total liabilities...............................        2,374         1,119
                                                     -----------    ----------
NET ASSETS.........................................  $22,420,620    $7,400,939
                                                     ===========    ==========

NET ASSETS:
Accumulation Units.................................  $22,364,375    $7,352,766
Accumulation non unitized..........................           --            --
Retained by AXA Equitable in Separate Account FP...       56,245        48,173
                                                     -----------    ----------
TOTAL NET ASSETS...................................  $22,420,620    $7,400,939
                                                     ===========    ==========

Investments in shares of The Trusts, at cost.......  $25,776,989    $8,365,727
The Trusts shares held
   Class A.........................................      158,238       119,597
   Class B.........................................    2,285,992     1,001,859

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT
                                                    GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*
                                                    ------------- ------------ ------------ ------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $99,374,450  $115,657,447  $9,884,431  $311,870,894   $15,942,570
Receivable for The Trusts shares sold..............      348,808            --       8,740       144,402       182,554
Receivable for policy-related transactions.........           --        23,078          --        26,491            --
                                                     -----------  ------------  ----------  ------------   -----------
   Total assets....................................   99,723,258   115,680,525   9,893,171   312,041,787    16,125,124
                                                     -----------  ------------  ----------  ------------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --        19,233          --            --            --
Payable for policy-related transactions............      348,882            --       8,818       144,537       182,554
                                                     -----------  ------------  ----------  ------------   -----------
   Total liabilities...............................      348,882        19,233       8,818       144,537       182,554
                                                     -----------  ------------  ----------  ------------   -----------
NET ASSETS.........................................  $99,374,376  $115,661,292  $9,884,353  $311,897,250   $15,942,570
                                                     ===========  ============  ==========  ============   ===========

NET ASSETS:
Accumulation Units.................................  $99,338,901  $115,596,809  $9,876,094  $311,648,681   $15,942,521
Accumulation non unitized..........................           --            --          --        91,101            --
Retained by AXA Equitable in Separate Account FP...       35,475        64,483       8,259       157,468            49
                                                     -----------  ------------  ----------  ------------   -----------
TOTAL NET ASSETS...................................  $99,374,376  $115,661,292  $9,884,353  $311,897,250   $15,942,570
                                                     ===========  ============  ==========  ============   ===========

Investments in shares of The Trusts, at cost.......  $82,825,019  $ 98,576,338  $9,565,877  $436,001,231   $16,031,697
The Trusts shares held
   Class A.........................................    1,166,137       407,444   1,142,209    22,743,683     1,083,243
   Class B.........................................   10,264,097     6,829,339     772,266     9,930,669       369,333

                                                       EQ/MFS
                                                    INTERNATIONAL
                                                       GROWTH*
                                                    -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $26,742,204
Receivable for The Trusts shares sold..............           --
Receivable for policy-related transactions.........        6,025
                                                     -----------
   Total assets....................................   26,748,229
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............        6,025
Payable for policy-related transactions............           --
                                                     -----------
   Total liabilities...............................        6,025
                                                     -----------
NET ASSETS.........................................  $26,742,204
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $26,742,085
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...          119
                                                     -----------
TOTAL NET ASSETS...................................  $26,742,204
                                                     ===========

Investments in shares of The Trusts, at cost.......  $26,850,810
The Trusts shares held
   Class A.........................................           --
   Class B.........................................    4,785,205

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                                EQ/MONTAG &
                                                                      EQ/MID CAP     EQ/MONEY    CALDWELL   EQ/MORGAN STANLEY
                                                    EQ/MID CAP INDEX* VALUE PLUS*    MARKET*      GROWTH*    MID CAP GROWTH*
                                                    ----------------- ------------ ------------ ----------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $83,438,800    $174,829,297 $240,059,745 $24,967,274    $51,371,478
Receivable for The Trusts shares sold..............         87,732         146,811           44      44,879             --
Receivable for policy-related transactions.........             --              --      885,174          --        115,959
                                                       -----------    ------------ ------------ -----------    -----------
   Total assets....................................     83,526,532     174,976,108  240,944,963  25,012,153     51,487,437
                                                       -----------    ------------ ------------ -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --              --    4,059,874          --        115,959
Payable for policy-related transactions............         87,732         147,051      177,880      44,879             --
                                                       -----------    ------------ ------------ -----------    -----------
   Total liabilities...............................         87,732         147,051    4,237,754      44,879        115,959
                                                       -----------    ------------ ------------ -----------    -----------
NET ASSETS.........................................    $83,438,800    $174,829,057 $236,707,209 $24,967,274    $51,371,478
                                                       ===========    ============ ============ ===========    ===========

NET ASSETS:
Accumulation Units.................................    $83,371,603    $174,745,379 $235,963,715 $24,966,764    $51,371,269
Accumulation non unitized..........................             --              --      657,302          --             --
Retained by AXA Equitable in Separate Account FP...         67,197          83,678       86,192         510            209
                                                       -----------    ------------ ------------ -----------    -----------
TOTAL NET ASSETS...................................    $83,438,800    $174,829,057 $236,707,209 $24,967,274    $51,371,478
                                                       ===========    ============ ============ ===========    ===========

Investments in shares of The Trusts, at cost.......    $91,533,997    $169,621,549 $240,069,582 $22,192,658    $51,487,957
The Trusts shares held
   Class A.........................................      2,601,031      18,532,457  176,252,497   2,332,607      2,351,798
   Class B.........................................      7,726,146         888,238   63,718,514   1,658,196      1,156,189

                                                    EQ/PIMCO ULTRA
                                                     SHORT BOND*
                                                    --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $43,948,690
Receivable for The Trusts shares sold..............        1,068
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   43,949,758
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............        1,068
                                                     -----------
   Total liabilities...............................        1,068
                                                     -----------
NET ASSETS.........................................  $43,948,690
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $43,946,746
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...        1,944
                                                     -----------
TOTAL NET ASSETS...................................  $43,948,690
                                                     ===========

Investments in shares of The Trusts, at cost.......  $44,335,947
The Trusts shares held
   Class A.........................................    2,636,208
   Class B.........................................    1,812,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/VAN KAMPEN
                                                    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*     COMSTOCK*
                                                    ----------- -------------- ---------------- ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value. $79,950,580  $53,571,732     $33,611,857     $4,901,271    $5,418,701
Receivable for The Trusts shares sold..............      57,372      130,110          32,988            355            --
Receivable for policy-related transactions.........      11,437           --              --             --           872
                                                    -----------  -----------     -----------     ----------    ----------
   Total assets....................................  80,019,389   53,701,842      33,644,845      4,901,626     5,419,573
                                                    -----------  -----------     -----------     ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --           --              --             --           872
Payable for policy-related transactions............      57,368      130,110          34,054            355            --
                                                    -----------  -----------     -----------     ----------    ----------
   Total liabilities...............................      57,368      130,110          34,054            355           872
                                                    -----------  -----------     -----------     ----------    ----------
NET ASSETS......................................... $79,962,021  $53,571,732     $33,610,791     $4,901,271    $5,418,701
                                                    ===========  ===========     ===========     ==========    ==========

NET ASSETS:
Accumulation Units................................. $79,695,281  $53,513,064     $33,547,326     $4,901,196    $5,418,422
Accumulation non unitized..........................      68,617           --              --             --            --
Retained by AXA Equitable in Separate Account FP...     198,123       58,668          63,465             75           279
                                                    -----------  -----------     -----------     ----------    ----------
TOTAL NET ASSETS................................... $79,962,021  $53,571,732     $33,610,791     $4,901,271    $5,418,701
                                                    ===========  ===========     ===========     ==========    ==========

Investments in shares of The Trusts, at cost....... $88,117,108  $55,153,603     $31,008,557     $4,958,772    $5,165,337
The Trusts shares held
   Class A.........................................   6,482,875    4,462,321          33,776             --       273,632
   Class B.........................................   2,999,742    1,443,291       1,632,237        854,408       313,882

                                                    EQ/WELLS FARGO
                                                    OMEGA GROWTH*
                                                    --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $63,693,170
Receivable for The Trusts shares sold..............      963,998
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   64,657,168
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............      963,998
                                                     -----------
   Total liabilities...............................      963,998
                                                     -----------
NET ASSETS.........................................  $63,693,170
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $63,664,239
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...       28,931
                                                     -----------
TOTAL NET ASSETS...................................  $63,693,170
                                                     ===========

Investments in shares of The Trusts, at cost.......  $65,038,345
The Trusts shares held
   Class A.........................................      704,252
   Class B.........................................    6,001,601

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011



                                                    FIDELITY(R) VIP  FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                     ASSET MANAGER:   CONTRAFUND(R)   EQUITY-INCOME  GROWTH & INCOME
                                                    GROWTH PORTFOLIO    PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    ---------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,265,508      $30,841,046      $917,502       $1,562,979
Receivable for The Trusts shares sold..............            --        1,019,464        18,567           19,478
Receivable for policy-related transactions.........         5,766               --            --               --
                                                       ----------      -----------      --------       ----------
   Total assets....................................     1,271,274       31,860,510       936,069        1,582,457
                                                       ----------      -----------      --------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         5,766               --            --               --
Payable for policy-related transactions............            --        1,019,464        18,567           19,478
                                                       ----------      -----------      --------       ----------
   Total liabilities...............................         5,766        1,019,464        18,567           19,478
                                                       ----------      -----------      --------       ----------
NET ASSETS.........................................    $1,265,508      $30,841,046      $917,502       $1,562,979
                                                       ==========      ===========      ========       ==========

NET ASSETS:
Accumulation Units.................................    $1,264,860      $30,836,816      $914,563       $1,562,816
Accumulation non unitized..........................            --               --            --               --
Retained by AXA Equitable in Separate Account FP...           648            4,230         2,939              163
                                                       ----------      -----------      --------       ----------
TOTAL NET ASSETS...................................    $1,265,508      $30,841,046      $917,502       $1,562,979
                                                       ==========      ===========      ========       ==========

Investments in shares of The Trusts, at cost.......    $1,378,681      $31,448,772      $906,166       $1,558,334
The Trusts shares held
   Service Class 2.................................        95,872        1,362,237        49,837          126,148

                                                                    FIDELITY(R) VIP
                                                    FIDELITY(R) VIP   INVESTMENT
                                                      HIGH INCOME     GRADE BOND
                                                       PORTFOLIO       PORTFOLIO
                                                    --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $ 9,679,544     $12,644,744
Receivable for The Trusts shares sold..............       716,297         520,085
Receivable for policy-related transactions.........            --              --
                                                      -----------     -----------
   Total assets....................................    10,395,841      13,164,829
                                                      -----------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --              --
Payable for policy-related transactions............       716,297         520,085
                                                      -----------     -----------
   Total liabilities...............................       716,297         520,085
                                                      -----------     -----------
NET ASSETS.........................................   $ 9,679,544     $12,644,744
                                                      ===========     ===========

NET ASSETS:
Accumulation Units.................................   $ 9,679,065     $12,644,491
Accumulation non unitized..........................            --              --
Retained by AXA Equitable in Separate Account FP...           479             253
                                                      -----------     -----------
TOTAL NET ASSETS...................................   $ 9,679,544     $12,644,744
                                                      ===========     ===========

Investments in shares of The Trusts, at cost.......   $10,247,420     $12,968,656
The Trusts shares held
   Service Class 2.................................     1,840,218         994,084

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                        MID CAP      MONEY MARKET        VALUE      VALUE STRATEGIES
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                    --------------- --------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $27,710,227     $  756,179       $559,292         $313,908
Receivable for The Trusts shares sold..............       551,769        415,171          7,856           61,508
Receivable for policy-related transactions.........            --             --             --               --
                                                      -----------     ----------       --------         --------
   Total assets....................................    28,261,996      1,171,350        567,148          375,416
                                                      -----------     ----------       --------         --------

LIABILITIES:
Payable for The Trusts shares purchased............            --             --             --               --
Payable for policy-related transactions............       551,769        415,171          7,856           61,508
                                                      -----------     ----------       --------         --------
   Total liabilities...............................       551,769        415,171          7,856           61,508
                                                      -----------     ----------       --------         --------
NET ASSETS.........................................   $27,710,227     $  756,179       $559,292         $313,908
                                                      ===========     ==========       ========         ========

NET ASSETS:
Accumulation Units.................................   $27,700,859     $  756,074       $551,339         $313,777
Accumulation non unitized..........................            --             --             --               --
Retained by AXA Equitable in Separate Account FP...         9,368            105          7,953              131
                                                      -----------     ----------       --------         --------
TOTAL NET ASSETS...................................   $27,710,227     $  756,179       $559,292         $313,908
                                                      ===========     ==========       ========         ========

Investments in shares of The Trusts, at cost.......   $28,790,853     $  756,179       $554,947         $325,483
The Trusts shares held
   Class 2.........................................            --             --             --               --
   Service Class 2.................................       969,567        756,179         53,165           35,550

                                                    FRANKLIN RISING FRANKLIN SMALL
                                                       DIVIDENDS       CAP VALUE
                                                    SECURITIES FUND SECURITIES FUND
                                                    --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $19,522,255     $1,979,885
Receivable for The Trusts shares sold..............            --          6,730
Receivable for policy-related transactions.........       123,906             --
                                                      -----------     ----------
   Total assets....................................    19,646,161      1,986,615
                                                      -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............       123,906             --
Payable for policy-related transactions............            --          6,730
                                                      -----------     ----------
   Total liabilities...............................       123,906          6,730
                                                      -----------     ----------
NET ASSETS.........................................   $19,522,255     $1,979,885
                                                      ===========     ==========

NET ASSETS:
Accumulation Units.................................   $19,522,251     $1,979,873
Accumulation non unitized..........................            --             --
Retained by AXA Equitable in Separate Account FP...             4             12
                                                      -----------     ----------
TOTAL NET ASSETS...................................   $19,522,255     $1,979,885
                                                      ===========     ==========

Investments in shares of The Trusts, at cost.......   $18,810,487     $2,027,092
The Trusts shares held
   Class 2.........................................       993,499        127,488
   Service Class 2.................................            --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                        FRANKLIN     GOLDMAN SACHS INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                                    STRATEGIC INCOME  VIT MID CAP    DIVIDEND   GLOBAL REAL  INTERNATIONAL
                                                    SECURITIES FUND   VALUE FUND   GROWTH FUND  ESTATE FUND   GROWTH FUND
                                                    ---------------- ------------- ------------ ------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $11,041,213     $4,945,856     $103,343    $7,531,573   $12,157,549
Receivable for The Trusts shares sold..............            --             --           --            --       231,453
Receivable for policy-related transactions.........        36,943            868        8,236        35,688            --
                                                      -----------     ----------     --------    ----------   -----------
   Total assets....................................    11,078,156      4,946,724      111,579     7,567,261    12,389,002
                                                      -----------     ----------     --------    ----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        36,943            567        8,227        35,624            --
Payable for policy-related transactions............            --             --           --            --       231,453
                                                      -----------     ----------     --------    ----------   -----------
   Total liabilities...............................        36,943            567        8,227        35,624       231,453
                                                      -----------     ----------     --------    ----------   -----------
NET ASSETS.........................................   $11,041,213     $4,946,157     $103,352    $7,531,637   $12,157,549
                                                      ===========     ==========     ========    ==========   ===========

NET ASSETS:
Accumulation Units.................................   $11,040,831     $4,946,157     $103,352    $7,531,637   $12,157,156
Accumulation non unitized..........................            --             --           --            --            --
Retained by AXA Equitable in Separate Account FP...           382             --           --            --           393
                                                      -----------     ----------     --------    ----------   -----------
TOTAL NET ASSETS...................................   $11,041,213     $4,946,157     $103,352    $7,531,637   $12,157,549
                                                      ===========     ==========     ========    ==========   ===========

Investments in shares of The Trusts, at cost.......   $11,380,925     $5,170,575     $ 99,527    $8,303,436   $13,045,223
The Trusts shares held
   Class 2.........................................       899,854                                        --            --
   Series II.......................................            --             --        7,382       634,505       466,164
   Service Shares..................................            --        377,258           --            --            --

                                                    INVESCO V.I.
                                                    MID CAP CORE
                                                    EQUITY FUND
                                                    ------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,429,714
Receivable for The Trusts shares sold..............         409
Receivable for policy-related transactions.........          --
                                                     ----------
   Total assets....................................   2,430,123
                                                     ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --
Payable for policy-related transactions............         395
                                                     ----------
   Total liabilities...............................         395
                                                     ----------
NET ASSETS.........................................  $2,429,728
                                                     ==========

NET ASSETS:
Accumulation Units.................................  $2,429,728
Accumulation non unitized..........................          --
Retained by AXA Equitable in Separate Account FP...          --
                                                     ----------
TOTAL NET ASSETS...................................  $2,429,728
                                                     ==========

Investments in shares of The Trusts, at cost.......  $2,613,637
The Trusts shares held
   Class 2.........................................          --
   Series II.......................................     211,832
   Service Shares..................................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.   IVY FUNDS              IVY FUNDS     IVY FUNDS    IVY FUNDS
                                                     SMALL CAP   VIP DIVIDEND  IVY FUNDS   VIP MID     VIP SCIENCE   VIP SMALL
                                                    EQUITY FUND  OPPORTUNITIES VIP ENERGY CAP GROWTH  AND TECHNOLOGY CAP GROWTH
                                                    ------------ ------------- ---------- ----------- -------------- ----------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,700,939   $1,525,140   $7,654,713 $10,979,537   $4,353,336   $4,083,482
Receivable for The Trusts shares sold..............       1,328           77           --      58,562       67,461        2,683
Receivable for policy-related transactions.........          --           --        9,638          --           --           --
                                                     ----------   ----------   ---------- -----------   ----------   ----------
   Total assets....................................   2,702,267    1,525,217    7,664,351  11,038,099    4,420,797    4,086,165
                                                     ----------   ----------   ---------- -----------   ----------   ----------

LIABILITIES:
Payable for The Trusts shares purchased............          --           --        9,555          --           --           --
Payable for policy-related transactions............       1,299           77           --      58,455       67,460        2,604
                                                     ----------   ----------   ---------- -----------   ----------   ----------
   Total liabilities...............................       1,299           77        9,555      58,455       67,460        2,604
                                                     ----------   ----------   ---------- -----------   ----------   ----------
NET ASSETS.........................................  $2,700,968   $1,525,140   $7,654,796 $10,979,644   $4,353,337   $4,083,561
                                                     ==========   ==========   ========== ===========   ==========   ==========

NET ASSETS:
Accumulation Units.................................  $2,700,968   $1,525,140   $7,654,796 $10,979,644   $4,353,337   $4,083,561
Accumulation non unitized..........................          --           --           --          --           --           --
Retained by AXA Equitable in Separate Account FP...          --           --           --          --           --           --
                                                     ----------   ----------   ---------- -----------   ----------   ----------
TOTAL NET ASSETS...................................  $2,700,968   $1,525,140   $7,654,796 $10,979,644   $4,353,337   $4,083,561
                                                     ==========   ==========   ========== ===========   ==========   ==========

Investments in shares of The Trusts, at cost.......  $2,886,660   $1,612,097   $8,468,329 $11,285,992   $4,962,439   $4,620,108
The Trusts shares held
   Common Shares...................................          --      235,579    1,316,577   1,312,118      285,525      437,129
   Series II.......................................     167,656           --           --          --           --           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    LAZARD RETIREMENT                      MFS(R) INVESTORS
                                                    EMERGING MARKETS  MFS(R) INTERNATIONAL   GROWTH STOCK   MFS(R) INVESTORS
                                                    EQUITY PORTFOLIO    VALUE PORTFOLIO         SERIES        TRUST SERIES
                                                    ----------------- -------------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $32,660,477        $23,500,487          $819,412         $193,396
Receivable for The Trusts shares sold..............         18,495            700,909                --                2
Receivable for policy-related transactions.........             --                 --            10,643               --
                                                       -----------        -----------          --------         --------
   Total assets....................................     32,678,972         24,201,396           830,055          193,398
                                                       -----------        -----------          --------         --------

LIABILITIES:
Payable for The Trusts shares purchased............             --                 --            10,631               --
Payable for policy-related transactions............         18,495            700,909                --               --
                                                       -----------        -----------          --------         --------
   Total liabilities...............................         18,495            700,909            10,631               --
                                                       -----------        -----------          --------         --------
NET ASSETS.........................................    $32,660,477        $23,500,487          $819,424         $193,398
                                                       ===========        ===========          ========         ========

NET ASSETS:
Accumulation Units.................................    $32,645,898        $23,500,105          $819,424         $193,398
Accumulation non unitized..........................             --                 --                --               --
Retained by AXA Equitable in Separate Account FP...         14,579                382                --               --
                                                       -----------        -----------          --------         --------
TOTAL NET ASSETS...................................    $32,660,477        $23,500,487          $819,424         $193,398
                                                       ===========        ===========          ========         ========

Investments in shares of The Trusts, at cost.......    $38,376,036        $24,467,041          $818,436         $196,049
The Trusts shares held
   Class A.........................................             --                 --                --               --
   Class B.........................................             --                 --                --               --
   Service Class...................................             --          1,567,744            76,083           10,015
   Service Shares..................................      1,745,616                 --                --               --

                                                    MFS(R) UTILITIES    MULTIMANAGER
                                                         SERIES      AGGRESSIVE EQUITY*
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $700,357        $324,091,717
Receivable for The Trusts shares sold..............        5,022             150,365
Receivable for policy-related transactions.........           --                  --
                                                        --------        ------------
   Total assets....................................      705,379         324,242,082
                                                        --------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............           --                  --
Payable for policy-related transactions............        5,022             229,165
                                                        --------        ------------
   Total liabilities...............................        5,022             229,165
                                                        --------        ------------
NET ASSETS.........................................     $700,357        $324,012,917
                                                        ========        ============

NET ASSETS:
Accumulation Units.................................     $700,354        $323,292,435
Accumulation non unitized..........................           --             504,552
Retained by AXA Equitable in Separate Account FP...            3             215,930
                                                        --------        ------------
TOTAL NET ASSETS...................................     $700,357        $324,012,917
                                                        ========        ============

Investments in shares of The Trusts, at cost.......     $700,106        $308,101,478
The Trusts shares held
   Class A.........................................           --          11,875,138
   Class B.........................................           --             797,598
   Service Class...................................       27,219                  --
   Service Shares..................................           --                  --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                 MULTIMANAGER   MULTIMANAGER
                                                    MULTIMANAGER INTERNATIONAL LARGE CAP CORE   MULTIMANAGER    MULTIMANAGER
                                                     CORE BOND*     EQUITY*       EQUITY*     LARGE CAP VALUE* MID CAP GROWTH*
                                                    ------------ ------------- -------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $89,995,525   $38,791,100    $7,888,134     $27,326,053      $25,155,027
Receivable for The Trusts shares sold..............          --        16,201        30,735          43,576           11,692
Receivable for policy-related transactions.........      15,299            --            --              --               --
                                                    -----------   -----------    ----------     -----------      -----------
   Total assets....................................  90,010,824    38,807,301     7,918,869      27,369,629       25,166,719
                                                    -----------   -----------    ----------     -----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,658            --            --              --               --
Payable for policy-related transactions............          --        16,201        30,735          43,576           11,692
                                                    -----------   -----------    ----------     -----------      -----------
   Total liabilities...............................      15,658        16,201        30,735          43,576           11,692
                                                    -----------   -----------    ----------     -----------      -----------
NET ASSETS......................................... $89,995,166   $38,791,100    $7,888,134     $27,326,053      $25,155,027
                                                    ===========   ===========    ==========     ===========      ===========

NET ASSETS:
Accumulation Units................................. $89,982,763   $38,752,366    $7,876,615     $27,282,012      $25,110,539
Accumulation non unitized..........................          --            --            --              --               --
Retained by AXA Equitable in Separate Account FP...      12,403        38,734        11,519          44,041           44,488
                                                    -----------   -----------    ----------     -----------      -----------
TOTAL NET ASSETS................................... $89,995,166   $38,791,100    $7,888,134     $27,326,053      $25,155,027
                                                    ===========   ===========    ==========     ===========      ===========

Investments in shares of The Trusts, at cost....... $89,637,550   $50,248,971    $8,312,385     $27,949,683      $23,290,048
The Trusts shares held
   Class A.........................................   2,463,477     1,258,177       344,644         992,829        1,065,120
   Class B.........................................   6,146,586     3,119,222       495,492       1,997,685        1,940,069

                                                     MULTIMANAGER
                                                    MID CAP VALUE*
                                                    --------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $43,389,012
Receivable for The Trusts shares sold..............      117,173
Receivable for policy-related transactions.........           --
                                                     -----------
   Total assets....................................   43,506,185
                                                     -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --
Payable for policy-related transactions............      117,173
                                                     -----------
   Total liabilities...............................      117,173
                                                     -----------
NET ASSETS.........................................  $43,389,012
                                                     ===========

NET ASSETS:
Accumulation Units.................................  $43,239,254
Accumulation non unitized..........................           --
Retained by AXA Equitable in Separate Account FP...      149,758
                                                     -----------
TOTAL NET ASSETS...................................  $43,389,012
                                                     ===========

Investments in shares of The Trusts, at cost.......  $42,019,331
The Trusts shares held
   Class A.........................................    1,094,511
   Class B.........................................    3,955,938

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       MULTIMANAGER      MULTIMANAGER      MULTIMANAGER   MULTIMANAGER
                                                    MULTI-SECTOR BOND* SMALL CAP GROWTH* SMALL CAP VALUE* TECHNOLOGY*
                                                    ------------------ ----------------- ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $112,140,019       $7,065,530       $25,222,477    $71,832,199
Receivable for The Trusts shares sold..............         175,441           24,012             4,577             --
Receivable for policy-related transactions.........              --               --                --        342,848
                                                       ------------       ----------       -----------    -----------
   Total assets....................................     112,315,460        7,089,542        25,227,054     72,175,047
                                                       ------------       ----------       -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............              --               --                --        342,848
Payable for policy-related transactions............         193,958           24,012             4,577             --
                                                       ------------       ----------       -----------    -----------
   Total liabilities...............................         193,958           24,012             4,577        342,848
                                                       ------------       ----------       -----------    -----------
NET ASSETS.........................................    $112,121,502       $7,065,530       $25,222,477    $71,832,199
                                                       ============       ==========       ===========    ===========

NET ASSETS:
Accumulation Units.................................    $111,470,189       $7,064,542       $25,181,927    $71,744,649
Accumulation non unitized..........................         601,258               --                --             --
Retained by AXA Equitable in Separate Account FP...          50,055              988            40,550         87,550
                                                       ------------       ----------       -----------    -----------
TOTAL NET ASSETS...................................    $112,121,502       $7,065,530       $25,222,477    $71,832,199
                                                       ============       ==========       ===========    ===========

Investments in shares of The Trusts, at cost.......    $131,197,970       $7,243,771       $27,567,165    $62,162,483
The Trusts shares held
   Class A.........................................      24,153,398               --         1,163,828        979,141
   Class B.........................................       4,444,367          949,253         1,407,229      4,887,678
   Class 2.........................................              --               --                --             --
   Class II........................................              --               --                --             --

                                                     MUTUAL SHARES  NATURAL RESOURCES
                                                    SECURITIES FUND     PORTFOLIO
                                                    --------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $8,046,218       $24,331,558
Receivable for The Trusts shares sold..............       84,234            80,307
Receivable for policy-related transactions.........           --                --
                                                      ----------       -----------
   Total assets....................................    8,130,452        24,411,865
                                                      ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............           --                --
Payable for policy-related transactions............       84,234            80,307
                                                      ----------       -----------
   Total liabilities...............................       84,234            80,307
                                                      ----------       -----------
NET ASSETS.........................................   $8,046,218       $24,331,558
                                                      ==========       ===========

NET ASSETS:
Accumulation Units.................................   $8,045,683       $24,330,250
Accumulation non unitized..........................           --                --
Retained by AXA Equitable in Separate Account FP...          535             1,308
                                                      ----------       -----------
TOTAL NET ASSETS...................................   $8,046,218       $24,331,558
                                                      ==========       ===========

Investments in shares of The Trusts, at cost.......   $8,065,971       $26,174,707
The Trusts shares held
   Class A.........................................           --                --
   Class B.........................................           --                --
   Class 2.........................................      523,161                --
   Class II........................................           --           642,163

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                        PIMCO VARIABLE     PIMCO VARIABLE  PIMCO VARIABLE
                                                       INSURANCE TRUST     INSURANCE TRUST INSURANCE TRUST T. ROWE PRICE
                                                    COMMODITYREALRETURN(R)   REAL RETURN    TOTAL RETURN   EQUITY INCOME
                                                      STRATEGY PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO - II
                                                    ---------------------- --------------- --------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.       $7,845,721         $26,875,811     $54,787,462     $9,413,422
Receivable for The Trusts shares sold..............               --             390,025       1,755,477          2,172
Receivable for policy-related transactions.........           39,468                  --              --             --
                                                          ----------         -----------     -----------     ----------
   Total assets....................................        7,885,189          27,265,836      56,542,939      9,415,594
                                                          ----------         -----------     -----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............           39,391                  --              --             --
Payable for policy-related transactions............               --             390,025       1,755,477          2,172
                                                          ----------         -----------     -----------     ----------
   Total liabilities...............................           39,391             390,025       1,755,477          2,172
                                                          ----------         -----------     -----------     ----------
NET ASSETS.........................................       $7,845,798         $26,875,811     $54,787,462     $9,413,422
                                                          ==========         ===========     ===========     ==========

NET ASSETS:
Accumulation Units.................................       $7,845,798         $26,875,317     $54,786,173     $9,413,059
Accumulation non unitized..........................               --                  --              --             --
Retained by AXA Equitable in Separate Account FP...               --                 494           1,289            363
                                                          ----------         -----------     -----------     ----------
TOTAL NET ASSETS...................................       $7,845,798         $26,875,811     $54,787,462     $9,413,422
                                                          ==========         ===========     ===========     ==========

Investments in shares of The Trusts, at cost.......       $9,329,264         $26,680,018     $56,027,927     $9,405,572
The Trusts shares held
   Class B.........................................               --                  --              --             --
   Advisor Share Class.............................        1,079,191           1,926,581       4,971,639             --
   Class II........................................               --                  --              --        485,979

                                                     T. ROWE PRICE
                                                    HEALTH SCIENCES TARGET 2015
                                                       PORTFOLIO    ALLOCATION*
                                                    --------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.   $2,213,145    $3,122,753
Receivable for The Trusts shares sold..............       31,564        59,872
Receivable for policy-related transactions.........           --            --
                                                      ----------    ----------
   Total assets....................................    2,244,709     3,182,625
                                                      ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased............           --            --
Payable for policy-related transactions............       31,564        59,872
                                                      ----------    ----------
   Total liabilities...............................       31,564        59,872
                                                      ----------    ----------
NET ASSETS.........................................   $2,213,145    $3,122,753
                                                      ==========    ==========

NET ASSETS:
Accumulation Units.................................   $2,212,796    $3,122,730
Accumulation non unitized..........................           --            --
Retained by AXA Equitable in Separate Account FP...          349            23
                                                      ----------    ----------
TOTAL NET ASSETS...................................   $2,213,145    $3,122,753
                                                      ==========    ==========

Investments in shares of The Trusts, at cost.......   $2,095,478    $3,298,300
The Trusts shares held
   Class B.........................................           --       367,059
   Advisor Share Class.............................           --            --
   Class II........................................      137,891            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                            TEMPLETON         TEMPLETON
                                                    TARGET 2025 TARGET 2035 TARGET 2045 DEVELOPING MARKETS   GLOBAL BOND
                                                    ALLOCATION* ALLOCATION* ALLOCATION*  SECURITIES FUND   SECURITIES FUND
                                                    ----------- ----------- ----------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value. $5,145,177  $7,179,971  $1,147,565      $7,494,012       $56,997,510
Receivable for The Trusts shares sold..............    242,173     194,436       3,028              --           542,052
Receivable for policy-related transactions.........         --          --          --          53,272                --
                                                    ----------  ----------  ----------      ----------       -----------
   Total assets....................................  5,387,350   7,374,407   1,150,593       7,547,284        57,539,562
                                                    ----------  ----------  ----------      ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............         --          --          --          53,181                --
Payable for policy-related transactions............    242,173     194,436       3,017              --           542,052
                                                    ----------  ----------  ----------      ----------       -----------
   Total liabilities...............................    242,173     194,436       3,017          53,181           542,052
                                                    ----------  ----------  ----------      ----------       -----------
NET ASSETS......................................... $5,145,177  $7,179,971  $1,147,576      $7,494,103       $56,997,510
                                                    ==========  ==========  ==========      ==========       ===========

NET ASSETS:
Accumulation Units................................. $5,145,143  $7,179,971  $1,147,576      $7,494,103       $56,997,160
Accumulation non unitized..........................         --          --          --              --                --
Retained by AXA Equitable in Separate Account FP...         34          --          --              --               350
                                                    ----------  ----------  ----------      ----------       -----------
TOTAL NET ASSETS................................... $5,145,177  $7,179,971  $1,147,576      $7,494,103       $56,997,510
                                                    ==========  ==========  ==========      ==========       ===========

Investments in shares of The Trusts, at cost....... $5,459,606  $7,562,304  $1,244,006      $8,628,587       $61,132,848
The Trusts shares held
   Class B.........................................    612,845     866,886     145,879              --                --
   Class 2.........................................         --          --          --         795,543         3,140,359

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                                                          VANGUARD VARIABLE
                                                    TEMPLETON GROWTH VAN ECK VIP GLOBAL    INSURANCE FUND -
                                                    SECURITIES FUND   HARD ASSETS FUND  EQUITY INDEX PORTFOLIO
                                                    ---------------- ------------------ ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $1,007,805       $ 9,923,450           $3,542,651
Receivable for The Trusts shares sold..............           212                --                   59
Receivable for policy-related transactions.........            --            19,371                   --
                                                       ----------       -----------           ----------
   Total assets....................................     1,008,017         9,942,821            3,542,710
                                                       ----------       -----------           ----------

LIABILITIES:
Payable for The Trusts shares purchased............            --            19,371                   --
Payable for policy-related transactions............           203                --                   59
                                                       ----------       -----------           ----------
   Total liabilities...............................           203            19,371                   59
                                                       ----------       -----------           ----------
NET ASSETS.........................................    $1,007,814       $ 9,923,450           $3,542,651
                                                       ==========       ===========           ==========

NET ASSETS:
Accumulation Units.................................    $1,007,814       $ 9,923,054           $3,536,930
Accumulation non unitized..........................            --                --                   --
Retained by AXA Equitable in Separate Account FP...            --               396                5,721
                                                       ----------       -----------           ----------
TOTAL NET ASSETS...................................    $1,007,814       $ 9,923,450           $3,542,651
                                                       ==========       ===========           ==========

Investments in shares of The Trusts, at cost.......    $1,106,674       $11,573,627           $3,346,322
The Trusts shares held
   Class 2.........................................        99,684                --                   --
   Class S.........................................            --           329,683                   --
   Investor Share Class............................            --                --              155,039

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                        -------- --------------- ---------- -----------
ALL ASSET ALLOCATION...................  0.00%         B          $104.30         30
ALL ASSET ALLOCATION...................  0.60%         B          $103.24         21
ALL ASSET ALLOCATION...................  0.80%         B          $102.89         --
ALL ASSET ALLOCATION...................  0.90%         B          $102.72          3

AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $ 10.58          3
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.00%      CLASS II      $105.82        116
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.60%      CLASS II      $104.75         29
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.80%      CLASS II      $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $104.22          2

AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 13.77         14
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $ 82.61          6
AXA AGGRESSIVE ALLOCATION..............  0.00%         A          $136.84        186
AXA AGGRESSIVE ALLOCATION..............  0.60%         A          $130.21        243
AXA AGGRESSIVE ALLOCATION..............  0.80%         A          $128.06          1
AXA AGGRESSIVE ALLOCATION..............  0.90%         A          $127.00         14
AXA AGGRESSIVE ALLOCATION..............  0.00%         B          $134.06        336
AXA AGGRESSIVE ALLOCATION..............  0.60%         B          $127.57         78
AXA AGGRESSIVE ALLOCATION..............  0.90%         B          $124.42         --

AXA BALANCED STRATEGY..................  0.00%         B          $109.29         44

AXA CONSERVATIVE ALLOCATION............  0.00%         A          $ 12.45         32
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $111.68          3
AXA CONSERVATIVE ALLOCATION............  0.00%         A          $136.63         56
AXA CONSERVATIVE ALLOCATION............  0.60%         A          $130.01        137
AXA CONSERVATIVE ALLOCATION............  0.80%         A          $127.87         --
AXA CONSERVATIVE ALLOCATION............  0.90%         A          $126.81         24
AXA CONSERVATIVE ALLOCATION............  0.00%         B          $133.84         45
AXA CONSERVATIVE ALLOCATION............  0.60%         B          $127.36         27
AXA CONSERVATIVE ALLOCATION............  0.90%         B          $124.22         --

AXA CONSERVATIVE GROWTH STRATEGY.......  0.00%         B          $109.24         10

AXA CONSERVATIVE STRATEGY..............  0.00%         B          $108.93          8

AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $ 12.84         20
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $103.25         --
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         A          $135.93         60
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         A          $129.34         87
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.80%         A          $127.21          1
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.90%         A          $126.16          6
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.00%         B          $133.16         69
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.60%         B          $126.71         32
AXA CONSERVATIVE-PLUS ALLOCATION.......  0.90%         B          $123.59         --

AXA GROWTH STRATEGY....................  0.00%         B          $109.32         68

AXA MODERATE ALLOCATION................  0.00%         A          $ 13.05         58
AXA MODERATE ALLOCATION................  0.00%         A          $ 98.18         30
AXA MODERATE ALLOCATION................  0.00%         A          $281.06        337
AXA MODERATE ALLOCATION................  0.60%         A          $620.36      1,175
AXA MODERATE ALLOCATION................  0.80%         A          $201.52         17
AXA MODERATE ALLOCATION................  0.90%         A          $255.59        287

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                       -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION...............  0.00%          B         $138.38       481
AXA MODERATE ALLOCATION...............  0.60%          B         $130.99       565
AXA MODERATE ALLOCATION...............  0.90%          B         $137.73        --

AXA MODERATE GROWTH STRATEGY..........  0.00%          B         $109.35       183

AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 13.42        63
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $ 90.86        18
AXA MODERATE-PLUS ALLOCATION..........  0.00%          A         $141.57       602
AXA MODERATE-PLUS ALLOCATION..........  0.60%          A         $134.72       693
AXA MODERATE-PLUS ALLOCATION..........  0.80%          A         $132.50         5
AXA MODERATE-PLUS ALLOCATION..........  0.90%          A         $131.40       112
AXA MODERATE-PLUS ALLOCATION..........  0.00%          B         $138.68       934
AXA MODERATE-PLUS ALLOCATION..........  0.60%          B         $131.97       312
AXA MODERATE-PLUS ALLOCATION..........  0.90%          B         $128.72        --

AXA TACTICAL MANAGER 2000.............  0.00%          B         $ 94.60         4
AXA TACTICAL MANAGER 2000.............  0.60%          B         $ 93.64         6
AXA TACTICAL MANAGER 2000.............  0.80%          B         $ 93.32        --
AXA TACTICAL MANAGER 2000.............  0.90%          B         $ 93.16        --

AXA TACTICAL MANAGER 400..............  0.00%          B         $ 98.14         5
AXA TACTICAL MANAGER 400..............  0.60%          B         $ 97.14        11
AXA TACTICAL MANAGER 400..............  0.80%          B         $ 96.81        --
AXA TACTICAL MANAGER 400..............  0.90%          B         $ 96.65         9

AXA TACTICAL MANAGER 500..............  0.00%          B         $100.10         6
AXA TACTICAL MANAGER 500..............  0.60%          B         $ 99.09         6
AXA TACTICAL MANAGER 500..............  0.80%          B         $ 98.75        --
AXA TACTICAL MANAGER 500..............  0.90%          B         $ 98.58        --

AXA TACTICAL MANAGER INTERNATIONAL....  0.00%          B         $ 88.18         5
AXA TACTICAL MANAGER INTERNATIONAL....  0.60%          B         $ 87.28        12
AXA TACTICAL MANAGER INTERNATIONAL....  0.80%          B         $ 86.99        --
AXA TACTICAL MANAGER INTERNATIONAL....  0.90%          B         $ 86.84        --

BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $ 10.29        29
BLACKROCK GLOBAL ALLOCATION V.I. FUND.  0.00%      CLASS III     $102.85        65

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $ 18.94        13
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          A         $249.07       186
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          A         $228.02       337
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.80%          A         $221.38         5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.90%          A         $218.13        43
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.00%          B         $204.44        22
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.60%          B         $168.98       272
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.90%          B         $162.25        --

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $ 14.61        60
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $136.51         9
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          A         $190.61       127
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          A         $181.40         7
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.00%          B         $250.90       158
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $150.22        39
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.60%          B         $229.70       367
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.80%          B         $223.02         4
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.90%          B         $219.75        36

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          A         $ 86.51          2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          A         $ 84.10         43
EQ/BOSTON ADVISORS EQUITY INCOME.  0.80%          A         $ 83.30         --
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          A         $ 82.91          5
EQ/BOSTON ADVISORS EQUITY INCOME.  0.00%          B         $119.20         56
EQ/BOSTON ADVISORS EQUITY INCOME.  0.60%          B         $ 83.11         14
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $ 81.94         --

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          A         $144.65         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.00%          B         $ 90.62          3
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.60%          B         $ 84.11          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.80%          B         $ 82.03         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B         $ 81.02         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A         $ 15.90          7
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A         $137.72          3
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          A         $187.09         47
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          A         $121.59          8
EQ/CAPITAL GUARDIAN RESEARCH.....  0.00%          B         $142.14         53
EQ/CAPITAL GUARDIAN RESEARCH.....  0.60%          B         $131.97        451
EQ/CAPITAL GUARDIAN RESEARCH.....  0.80%          B         $128.73          4
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $127.14         40

EQ/COMMON STOCK INDEX............  0.00%          A         $ 15.11          7
EQ/COMMON STOCK INDEX............  0.00%          A         $311.78        509
EQ/COMMON STOCK INDEX............  0.60%          A         $810.79      1,101
EQ/COMMON STOCK INDEX............  0.80%          A         $196.27         50
EQ/COMMON STOCK INDEX............  0.90%          A         $334.99        216
EQ/COMMON STOCK INDEX............  0.00%          B         $ 97.37        148
EQ/COMMON STOCK INDEX............  0.60%          B         $108.76      1,122
EQ/COMMON STOCK INDEX............  0.90%          B         $104.43         --

EQ/CORE BOND INDEX...............  0.00%          A         $127.85        146
EQ/CORE BOND INDEX...............  0.00%          A         $133.62         11
EQ/CORE BOND INDEX...............  0.60%          A         $129.04          5
EQ/CORE BOND INDEX...............  0.60%          A         $154.27         83
EQ/CORE BOND INDEX...............  0.80%          A         $123.24         --
EQ/CORE BOND INDEX...............  0.90%          A         $122.00         15
EQ/CORE BOND INDEX...............  0.00%          B         $132.84         49
EQ/CORE BOND INDEX...............  0.60%          B         $150.75         14
EQ/CORE BOND INDEX...............  0.60%          B         $153.36         66
EQ/CORE BOND INDEX...............  0.90%          B         $147.26         --

EQ/EQUITY 500 INDEX..............  0.00%          A         $ 14.64         38
EQ/EQUITY 500 INDEX..............  0.00%          A         $352.17        402
EQ/EQUITY 500 INDEX..............  0.60%          A         $319.65        681
EQ/EQUITY 500 INDEX..............  0.80%          A         $217.20         14
EQ/EQUITY 500 INDEX..............  0.90%          A         $302.87        112
EQ/EQUITY 500 INDEX..............  0.00%          B         $106.60        251
EQ/EQUITY 500 INDEX..............  0.60%          B         $102.10        726
EQ/EQUITY 500 INDEX..............  0.90%          B         $112.80         --

EQ/EQUITY GROWTH PLUS............  0.00%          A         $ 13.57         --
EQ/EQUITY GROWTH PLUS............  0.00%          A         $131.14          8
EQ/EQUITY GROWTH PLUS............  0.00%          A         $163.00        156
EQ/EQUITY GROWTH PLUS............  0.60%          A         $155.12         10

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                       -------- --------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.................  0.00%          B         $155.08       108
EQ/EQUITY GROWTH PLUS.................  0.60%          B         $145.81       334
EQ/EQUITY GROWTH PLUS.................  0.80%          B         $142.83         2
EQ/EQUITY GROWTH PLUS.................  0.90%          B         $141.36        25

EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          A         $ 10.70         1
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          A         $107.04         8
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          B         $110.11        18
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.00%          B         $137.34        19
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.60%          B         $107.04        57
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.80%          B         $106.04        --
EQ/GAMCO MERGERS AND ACQUISITIONS.....  0.90%          B         $105.54         7

EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          A         $ 10.98        17
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          A         $109.85        29
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          B         $126.19        19
EQ/GAMCO SMALL COMPANY VALUE..........  0.00%          B         $193.20       200
EQ/GAMCO SMALL COMPANY VALUE..........  0.60%          B         $122.68       340
EQ/GAMCO SMALL COMPANY VALUE..........  0.80%          B         $121.52         1
EQ/GAMCO SMALL COMPANY VALUE..........  0.90%          B         $120.95        29

EQ/GLOBAL BOND PLUS...................  0.00%          A         $ 12.23         3
EQ/GLOBAL BOND PLUS...................  0.00%          A         $139.82        46
EQ/GLOBAL BOND PLUS...................  0.60%          A         $127.30        58
EQ/GLOBAL BOND PLUS...................  0.80%          A         $126.10        --
EQ/GLOBAL BOND PLUS...................  0.90%          A         $125.50        10
EQ/GLOBAL BOND PLUS...................  0.00%          B         $133.23        36
EQ/GLOBAL BOND PLUS...................  0.60%          B         $125.78        29
EQ/GLOBAL BOND PLUS...................  0.90%          B         $124.01        --

EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          A         $ 15.57        16
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          A         $220.29        21
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          A         $354.68        74
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.00%          B         $190.16       201
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.60%          B         $174.41       483
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.60%          B         $236.47        21
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.80%          B         $169.43         4
EQ/GLOBAL MULTI-SECTOR EQUITY.........  0.90%          B         $167.00        37

EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          A         $ 11.07        14
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          A         $230.94       157
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.60%          A         $255.10       141
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.80%          A         $181.92         2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.90%          A         $206.79        24
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          B         $121.71         2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.00%          B         $165.83        12
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.60%          B         $153.66       133
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.  0.90%          B         $151.15        --

EQ/INTERNATIONAL CORE PLUS............  0.00%          A         $179.36        26
EQ/INTERNATIONAL CORE PLUS............  0.60%          A         $132.79         4
EQ/INTERNATIONAL CORE PLUS............  0.00%          B         $116.22        74
EQ/INTERNATIONAL CORE PLUS............  0.60%          B         $107.56       115
EQ/INTERNATIONAL CORE PLUS............  0.80%          B         $105.23        --
EQ/INTERNATIONAL CORE PLUS............  0.90%          B         $103.62         7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $ 12.53          7
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          A         $145.10        368
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          A         $131.19      1,542
EQ/INTERNATIONAL EQUITY INDEX...  0.80%          A         $107.48         13
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $124.71        148
EQ/INTERNATIONAL EQUITY INDEX...  0.00%          B         $ 99.06         80
EQ/INTERNATIONAL EQUITY INDEX...  0.60%          B         $ 97.43        366
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $ 91.81         --

EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $ 12.50         13
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $134.02          8
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          A         $170.66         91
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          A         $124.85          4
EQ/INTERNATIONAL VALUE PLUS.....  0.00%          B         $124.75        155
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $124.88          7
EQ/INTERNATIONAL VALUE PLUS.....  0.60%          B         $127.51        385
EQ/INTERNATIONAL VALUE PLUS.....  0.80%          B         $112.95          3
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $122.43         41

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $ 14.45          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $126.17          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          A         $164.36          8
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.00%          B         $153.55         31
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $ 98.65         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.60%          B         $140.57         91
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.80%          B         $136.48          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $134.48         14

EQ/LARGE CAP CORE PLUS..........  0.00%          A         $ 13.98         --
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $130.09         --
EQ/LARGE CAP CORE PLUS..........  0.00%          A         $156.86          5
EQ/LARGE CAP CORE PLUS..........  0.60%          A         $112.68         --
EQ/LARGE CAP CORE PLUS..........  0.00%          B         $101.00         15
EQ/LARGE CAP CORE PLUS..........  0.60%          B         $ 93.64         52
EQ/LARGE CAP CORE PLUS..........  0.80%          B         $ 91.30         --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $ 90.15          2

EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $ 17.13          4
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $153.02          3
EQ/LARGE CAP GROWTH INDEX.......  0.00%          A         $183.95         52
EQ/LARGE CAP GROWTH INDEX.......  0.60%          A         $126.23          1
EQ/LARGE CAP GROWTH INDEX.......  0.00%          B         $ 91.54        144
EQ/LARGE CAP GROWTH INDEX.......  0.60%          B         $ 84.87        848
EQ/LARGE CAP GROWTH INDEX.......  0.80%          B         $ 82.74          8
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 81.70         40

EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $ 14.86          1
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $145.46         --
EQ/LARGE CAP GROWTH PLUS........  0.00%          A         $191.46         32
EQ/LARGE CAP GROWTH PLUS........  0.60%          A         $121.88          4
EQ/LARGE CAP GROWTH PLUS........  0.00%          B         $182.73         80
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $ 96.12         52
EQ/LARGE CAP GROWTH PLUS........  0.60%          B         $167.29        493
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $162.42          7
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $160.04         36

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                               -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX......  0.00%          A         $ 54.88         37
EQ/LARGE CAP VALUE INDEX......  0.60%          A         $ 53.35         44
EQ/LARGE CAP VALUE INDEX......  0.80%          A         $ 52.85         --
EQ/LARGE CAP VALUE INDEX......  0.90%          A         $ 52.60         29
EQ/LARGE CAP VALUE INDEX......  0.00%          B         $ 63.23         42
EQ/LARGE CAP VALUE INDEX......  0.60%          B         $ 52.74         25
EQ/LARGE CAP VALUE INDEX......  0.90%          B         $ 51.99         --

EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $ 12.90         --
EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $108.95          5
EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $111.06        177
EQ/LARGE CAP VALUE PLUS.......  0.00%          A         $147.05        276
EQ/LARGE CAP VALUE PLUS.......  0.60%          A         $104.59         16
EQ/LARGE CAP VALUE PLUS.......  0.60%          A         $119.41      1,111
EQ/LARGE CAP VALUE PLUS.......  0.80%          A         $100.56         26
EQ/LARGE CAP VALUE PLUS.......  0.90%          A         $114.66        169
EQ/LARGE CAP VALUE PLUS.......  0.00%          B         $109.62         63
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $101.22          8
EQ/LARGE CAP VALUE PLUS.......  0.60%          B         $117.86        737
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $113.17         --

EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $  9.54          7
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          A         $ 95.03         78
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          A         $ 92.38         42
EQ/LORD ABBETT LARGE CAP CORE.  0.80%          A         $ 91.51         --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          A         $ 91.08          6
EQ/LORD ABBETT LARGE CAP CORE.  0.00%          B         $120.07         20
EQ/LORD ABBETT LARGE CAP CORE.  0.60%          B         $ 91.29         18
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          B         $ 90.01         --

EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $ 89.29         61
EQ/MFS INTERNATIONAL GROWTH...  0.00%          B         $142.49         43
EQ/MFS INTERNATIONAL GROWTH...  0.60%          B         $ 86.80        152
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $ 85.98         --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $ 85.58         22

EQ/MID CAP INDEX..............  0.00%          A         $ 17.57          9
EQ/MID CAP INDEX..............  0.00%          A         $135.85          2
EQ/MID CAP INDEX..............  0.00%          A         $201.02        100
EQ/MID CAP INDEX..............  0.60%          A         $142.05          4
EQ/MID CAP INDEX..............  0.00%          B         $128.40         94
EQ/MID CAP INDEX..............  0.60%          B         $119.94        395
EQ/MID CAP INDEX..............  0.80%          B         $117.23          2
EQ/MID CAP INDEX..............  0.90%          B         $115.90         21

EQ/MID CAP VALUE PLUS.........  0.00%          A         $ 15.69          8
EQ/MID CAP VALUE PLUS.........  0.00%          A         $139.34          6
EQ/MID CAP VALUE PLUS.........  0.00%          A         $180.13         55
EQ/MID CAP VALUE PLUS.........  0.00%          A         $193.51        174
EQ/MID CAP VALUE PLUS.........  0.60%          A         $138.00         10
EQ/MID CAP VALUE PLUS.........  0.60%          A         $160.20         40
EQ/MID CAP VALUE PLUS.........  0.60%          A         $164.91        645
EQ/MID CAP VALUE PLUS.........  0.80%          A         $160.11          6
EQ/MID CAP VALUE PLUS.........  0.90%          A         $124.38         --
EQ/MID CAP VALUE PLUS.........  0.90%          A         $157.76         47

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                  -------- --------------- ---------- -----------
EQ/MID CAP VALUE PLUS............  0.00%          B         $179.36        44

EQ/MONEY MARKET..................  0.00%          A         $ 10.04       434
EQ/MONEY MARKET..................  0.00%          A         $172.07       364
EQ/MONEY MARKET..................  0.60%          A         $248.84       408
EQ/MONEY MARKET..................  0.80%          A         $141.11         3
EQ/MONEY MARKET..................  0.90%          A         $156.48        42
EQ/MONEY MARKET..................  0.00%          B         $131.49       219
EQ/MONEY MARKET..................  0.60%          B         $127.45       274
EQ/MONEY MARKET..................  0.90%          B         $122.38        --

EQ/MONTAG & CALDWELL GROWTH......  0.00%          A         $ 10.75        12
EQ/MONTAG & CALDWELL GROWTH......  0.00%          A         $114.55        30
EQ/MONTAG & CALDWELL GROWTH......  0.60%          A         $111.36        93
EQ/MONTAG & CALDWELL GROWTH......  0.80%          A         $110.31        --
EQ/MONTAG & CALDWELL GROWTH......  0.90%          A         $109.79         6
EQ/MONTAG & CALDWELL GROWTH......  0.00%          B         $139.87        53
EQ/MONTAG & CALDWELL GROWTH......  0.60%          B         $110.07        27
EQ/MONTAG & CALDWELL GROWTH......  0.90%          B         $108.52        --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          A         $116.57        89
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          A         $113.32       193
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          A         $112.25         1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          A         $111.72        20
EQ/MORGAN STANLEY MID CAP GROWTH.  0.00%          B         $168.71        50
EQ/MORGAN STANLEY MID CAP GROWTH.  0.60%          B         $111.99        75
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          B         $110.41        --

EQ/PIMCO ULTRA SHORT BOND........  0.00%          A         $114.24        86
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $101.10         6
EQ/PIMCO ULTRA SHORT BOND........  0.60%          A         $111.05       124
EQ/PIMCO ULTRA SHORT BOND........  0.80%          A         $110.01         1
EQ/PIMCO ULTRA SHORT BOND........  0.90%          A         $109.49        16
EQ/PIMCO ULTRA SHORT BOND........  0.00%          B         $117.01        84
EQ/PIMCO ULTRA SHORT BOND........  0.60%          B         $110.40        73
EQ/PIMCO ULTRA SHORT BOND........  0.90%          B         $108.84        --

EQ/QUALITY BOND PLUS.............  0.00%          A         $ 11.72        14
EQ/QUALITY BOND PLUS.............  0.00%          A         $242.15        65
EQ/QUALITY BOND PLUS.............  0.60%          A         $204.67       162
EQ/QUALITY BOND PLUS.............  0.80%          A         $187.62         2
EQ/QUALITY BOND PLUS.............  0.90%          A         $193.69        27
EQ/QUALITY BOND PLUS.............  0.00%          B         $163.40        24
EQ/QUALITY BOND PLUS.............  0.60%          B         $151.17       141
EQ/QUALITY BOND PLUS.............  0.90%          B         $147.68        --

EQ/SMALL COMPANY INDEX...........  0.00%          A         $ 15.94        19
EQ/SMALL COMPANY INDEX...........  0.00%          A         $ 94.66         2
EQ/SMALL COMPANY INDEX...........  0.00%          A         $236.45        86
EQ/SMALL COMPANY INDEX...........  0.60%          A         $153.87        17
EQ/SMALL COMPANY INDEX...........  0.60%          A         $198.49        77
EQ/SMALL COMPANY INDEX...........  0.80%          A         $193.94        --
EQ/SMALL COMPANY INDEX...........  0.90%          A         $192.25         9
EQ/SMALL COMPANY INDEX...........  0.00%          B         $171.66        41
EQ/SMALL COMPANY INDEX...........  0.60%          B         $172.75         1
EQ/SMALL COMPANY INDEX...........  0.60%          B         $174.99        34

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                 -------- --------------- ---------- -----------
EQ/SMALL COMPANY INDEX..........................  0.90%          B         $168.03        --

EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 16.62         6
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 95.68         4
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          A         $ 95.88        --
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          A         $ 93.12         2
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $ 94.50        20
EQ/T. ROWE PRICE GROWTH STOCK...................  0.00%          B         $112.33        64
EQ/T. ROWE PRICE GROWTH STOCK...................  0.60%          B         $ 91.97       246
EQ/T. ROWE PRICE GROWTH STOCK...................  0.80%          B         $ 91.13         1
EQ/T. ROWE PRICE GROWTH STOCK...................  0.90%          B         $ 90.72        12

EQ/UBS GROWTH & INCOME..........................  0.00%          B         $ 83.73         1
EQ/UBS GROWTH & INCOME..........................  0.00%          B         $120.36        20
EQ/UBS GROWTH & INCOME..........................  0.60%          B         $ 81.39        28
EQ/UBS GROWTH & INCOME..........................  0.80%          B         $ 80.63        --
EQ/UBS GROWTH & INCOME..........................  0.90%          B         $ 80.25         2

EQ/VAN KAMPEN COMSTOCK..........................  0.00%          A         $ 85.37         9
EQ/VAN KAMPEN COMSTOCK..........................  0.60%          A         $ 82.99        20
EQ/VAN KAMPEN COMSTOCK..........................  0.80%          A         $ 82.21        --
EQ/VAN KAMPEN COMSTOCK..........................  0.90%          A         $ 81.82         1
EQ/VAN KAMPEN COMSTOCK..........................  0.00%          B         $108.72        22
EQ/VAN KAMPEN COMSTOCK..........................  0.60%          B         $ 82.01         6
EQ/VAN KAMPEN COMSTOCK..........................  0.90%          B         $ 80.86        --

EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $ 15.96        19
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $150.25         6
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          A         $211.82        27
EQ/WELLS FARGO OMEGA GROWTH.....................  0.00%          B         $121.20       221
EQ/WELLS FARGO OMEGA GROWTH.....................  0.60%          B         $109.04       263
EQ/WELLS FARGO OMEGA GROWTH.....................  0.80%          B         $109.76         1
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $104.97        --
EQ/WELLS FARGO OMEGA GROWTH.....................  0.90%          B         $108.41        12

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 14.66         4
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.  0.00%   SERVICE CLASS 2  $151.59         8

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 15.69        31
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $103.79        38
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.00%   SERVICE CLASS 2  $196.85        85
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.60%   SERVICE CLASS 2  $102.74        91
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.........  0.90%   SERVICE CLASS 2  $102.22         4

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $ 14.99        15
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.........  0.00%   SERVICE CLASS 2  $159.32         4

FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $ 14.68         7
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $106.03         4
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.00%   SERVICE CLASS 2  $144.04         3
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.60%   SERVICE CLASS 2  $104.95         5
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.80%   SERVICE CLASS 2  $104.60        --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.......  0.90%   SERVICE CLASS 2  $104.42        --

FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $ 17.73        12
FIDELITY(R) VIP HIGH INCOME PORTFOLIO...........  0.00%   SERVICE CLASS 2  $184.40        51

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                        UNITS
                                                 CONTRACT                            OUTSTANDING
                                                 CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                 -------- --------------- ---------- -----------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $ 13.77        24
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO.  0.00%   SERVICE CLASS 2  $151.24        81

FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $ 16.67        17
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $101.04        19
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.00%   SERVICE CLASS 2  $265.62        85
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.60%   SERVICE CLASS 2  $100.02        27
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO...............  0.90%   SERVICE CLASS 2  $ 99.51         1

FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $ 10.03        23
FIDELITY(R) VIP MONEY MARKET PORTFOLIO..........  0.00%   SERVICE CLASS 2  $100.26         5

FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $ 16.78         2
FIDELITY(R) VIP VALUE PORTFOLIO.................  0.00%   SERVICE CLASS 2  $151.87         3

FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $ 18.88        --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO......  0.00%   SERVICE CLASS 2  $193.57         2

FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.00%       CLASS 2      $114.98        50
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.60%       CLASS 2      $113.81       116
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.80%       CLASS 2      $113.43        --
FRANKLIN RISING DIVIDENDS SECURITIES FUND.......  0.90%       CLASS 2      $113.23         5

FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $ 10.28         3
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.00%       CLASS 2      $102.79         7
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.60%       CLASS 2      $101.75        11
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.80%       CLASS 2      $101.41        --
FRANKLIN SMALL CAP VALUE SECURITIES FUND........  0.90%       CLASS 2      $101.23         1

FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.00%       CLASS 2      $107.95        39
FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.60%       CLASS 2      $106.85        57
FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.80%       CLASS 2      $106.49        --
FRANKLIN STRATEGIC INCOME SECURITIES FUND.......  0.90%       CLASS 2      $106.31         7

GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.00%   SERVICE SHARES   $101.32        14
GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.60%   SERVICE SHARES   $100.29        34
GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.80%   SERVICE SHARES   $ 99.95        --
GOLDMAN SACHS VIT MID CAP VALUE FUND............  0.90%   SERVICE SHARES   $ 99.78         1

INVESCO V.I. DIVIDEND GROWTH FUND...............  0.00%      SERIES II     $  9.23         3
INVESCO V.I. DIVIDEND GROWTH FUND...............  0.00%      SERIES II     $ 92.29         1

INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.00%      SERIES II     $ 10.40         4
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.00%      SERIES II     $104.03        37
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.60%      SERIES II     $102.98        30
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.80%      SERIES II     $102.63        --
INVESCO V.I. GLOBAL REAL ESTATE FUND............  0.90%      SERIES II     $102.45         5

INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.00%      SERIES II     $ 10.27        11
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.00%      SERIES II     $102.69        55
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.60%      SERIES II     $101.65        61
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.80%      SERIES II     $101.31        --
INVESCO V.I. INTERNATIONAL GROWTH FUND..........  0.90%      SERIES II     $101.13         2

INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.00%      SERIES II     $  9.83        --
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.00%      SERIES II     $ 98.30        16
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.60%      SERIES II     $ 97.30         9
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.80%      SERIES II     $ 96.97        --
INVESCO V.I. MID CAP CORE EQUITY FUND...........  0.90%      SERIES II     $ 96.81        --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                     -------- --------------- ---------- -----------
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $ 10.84         3
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.00%     SERIES II      $108.41         9
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.60%     SERIES II      $107.31        15
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.80%     SERIES II      $106.95        --
INVESCO V.I. SMALL CAP EQUITY FUND..................  0.90%     SERIES II      $106.77         1

IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $ 10.20        23
IVY FUNDS VIP DIVIDEND OPPORTUNITIES................  0.00%   COMMON SHARES    $101.99        13

IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $ 10.41        16
IVY FUNDS VIP ENERGY................................  0.00%   COMMON SHARES    $104.08        25
IVY FUNDS VIP ENERGY................................  0.60%   COMMON SHARES    $103.03        45
IVY FUNDS VIP ENERGY................................  0.80%   COMMON SHARES    $102.68        --
IVY FUNDS VIP ENERGY................................  0.90%   COMMON SHARES    $102.50         3

IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $ 11.51         5
IVY FUNDS VIP MID CAP GROWTH........................  0.00%   COMMON SHARES    $115.13        39
IVY FUNDS VIP MID CAP GROWTH........................  0.60%   COMMON SHARES    $113.97        55
IVY FUNDS VIP MID CAP GROWTH........................  0.80%   COMMON SHARES    $113.58        --
IVY FUNDS VIP MID CAP GROWTH........................  0.90%   COMMON SHARES    $113.39         2

IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $  9.97         5
IVY FUNDS VIP SCIENCE AND TECHNOLOGY................  0.00%   COMMON SHARES    $ 99.70        43

IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $ 10.15         3
IVY FUNDS VIP SMALL CAP GROWTH......................  0.00%   COMMON SHARES    $101.49        17
IVY FUNDS VIP SMALL CAP GROWTH......................  0.60%   COMMON SHARES    $100.46        22
IVY FUNDS VIP SMALL CAP GROWTH......................  0.80%   COMMON SHARES    $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH......................  0.90%   COMMON SHARES    $ 99.95         1

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $  9.35         9
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.00%   SERVICE SHARES   $ 93.47       176
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.60%   SERVICE SHARES   $ 92.52       164
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $ 92.21        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $ 92.05        10

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $ 10.50        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.00%   SERVICE CLASS    $104.96       154
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.60%   SERVICE CLASS    $103.89        66
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $103.36         3

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.00%   SERVICE CLASS    $106.19         1
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.60%   SERVICE CLASS    $105.12         6
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $104.76        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $104.58        --

MFS(R) INVESTORS TRUST SERIES.......................  0.00%   SERVICE CLASS    $100.25         1
MFS(R) INVESTORS TRUST SERIES.......................  0.60%   SERVICE CLASS    $ 99.23         1
MFS(R) INVESTORS TRUST SERIES.......................  0.80%   SERVICE CLASS    $ 98.89        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $ 98.72        --

MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $ 11.86        15
MFS(R) UTILITIES SERIES.............................  0.00%   SERVICE CLASS    $118.63         4

MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 15.44         5
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $ 87.39         2
MULTIMANAGER AGGRESSIVE EQUITY......................  0.00%         A          $160.75       232
MULTIMANAGER AGGRESSIVE EQUITY......................  0.60%         A          $124.65         6

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                    -------- --------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.....  0.60%          A         $633.09       386
MULTIMANAGER AGGRESSIVE EQUITY.....  0.80%          A         $ 93.13        25
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          A         $167.18       108
MULTIMANAGER AGGRESSIVE EQUITY.....  0.00%          B         $ 81.90        49
MULTIMANAGER AGGRESSIVE EQUITY.....  0.60%          B         $ 76.23       210
MULTIMANAGER AGGRESSIVE EQUITY.....  0.90%          B         $ 73.19        --

MULTIMANAGER CORE BOND.............  0.00%          A         $ 12.68         8
MULTIMANAGER CORE BOND.............  0.00%          A         $149.62         5
MULTIMANAGER CORE BOND.............  0.00%          A         $158.35       151
MULTIMANAGER CORE BOND.............  0.60%          A         $157.25         6
MULTIMANAGER CORE BOND.............  0.00%          B         $163.14        90
MULTIMANAGER CORE BOND.............  0.60%          B         $153.61       293
MULTIMANAGER CORE BOND.............  0.80%          B         $150.55         1
MULTIMANAGER CORE BOND.............  0.90%          B         $149.04        30

MULTIMANAGER INTERNATIONAL EQUITY..  0.00%          A         $169.26        64
MULTIMANAGER INTERNATIONAL EQUITY..  0.60%          A         $120.32         3
MULTIMANAGER INTERNATIONAL EQUITY..  0.00%          B         $158.89        27
MULTIMANAGER INTERNATIONAL EQUITY..  0.60%          B         $115.43       188
MULTIMANAGER INTERNATIONAL EQUITY..  0.80%          B         $148.19        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.90%          B         $112.00        14

MULTIMANAGER LARGE CAP CORE EQUITY.  0.00%          A         $160.15        20
MULTIMANAGER LARGE CAP CORE EQUITY.  0.60%          A         $111.54        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.00%          B         $142.67         9
MULTIMANAGER LARGE CAP CORE EQUITY.  0.60%          B         $108.03        29
MULTIMANAGER LARGE CAP CORE EQUITY.  0.80%          B         $133.05        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $104.81         2

MULTIMANAGER LARGE CAP VALUE.......  0.00%          A         $175.62        48
MULTIMANAGER LARGE CAP VALUE.......  0.60%          A         $125.29         5
MULTIMANAGER LARGE CAP VALUE.......  0.00%          B         $158.87        23
MULTIMANAGER LARGE CAP VALUE.......  0.60%          B         $123.19       111
MULTIMANAGER LARGE CAP VALUE.......  0.80%          B         $148.16        --
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $119.52         7

MULTIMANAGER MID CAP GROWTH........  0.00%          A         $214.65        42
MULTIMANAGER MID CAP GROWTH........  0.60%          A         $123.55         1
MULTIMANAGER MID CAP GROWTH........  0.00%          B         $189.57        10
MULTIMANAGER MID CAP GROWTH........  0.60%          B         $115.24       110
MULTIMANAGER MID CAP GROWTH........  0.80%          B         $176.80        --
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $111.81        13

MULTIMANAGER MID CAP VALUE.........  0.00%          A         $ 17.05         8
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $149.98         4
MULTIMANAGER MID CAP VALUE.........  0.00%          A         $227.83        38
MULTIMANAGER MID CAP VALUE.........  0.60%          A         $142.45         2
MULTIMANAGER MID CAP VALUE.........  0.00%          B         $149.25        40
MULTIMANAGER MID CAP VALUE.........  0.60%          B         $140.53       183
MULTIMANAGER MID CAP VALUE.........  0.80%          B         $137.73         1
MULTIMANAGER MID CAP VALUE.........  0.90%          B         $136.35        14

MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $ 13.20         7
MULTIMANAGER MULTI-SECTOR BOND.....  0.00%          A         $214.82       141
MULTIMANAGER MULTI-SECTOR BOND.....  0.60%          A         $369.26       153

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE   (000'S)
                                                       -------- --------------- ---------- -----------
MULTIMANAGER MULTI-SECTOR BOND........................  0.80%          A         $147.15         5
MULTIMANAGER MULTI-SECTOR BOND........................  0.90%          A         $219.78        29
MULTIMANAGER MULTI-SECTOR BOND........................  0.00%          B         $129.77        30
MULTIMANAGER MULTI-SECTOR BOND........................  0.60%          B         $103.85       130
MULTIMANAGER MULTI-SECTOR BOND........................  0.90%          B         $ 99.72        --

MULTIMANAGER SMALL CAP GROWTH.........................  0.00%          B         $ 80.69         1
MULTIMANAGER SMALL CAP GROWTH.........................  0.00%          B         $118.32        42
MULTIMANAGER SMALL CAP GROWTH.........................  0.60%          B         $ 78.47        24
MULTIMANAGER SMALL CAP GROWTH.........................  0.80%          B         $ 77.75        --
MULTIMANAGER SMALL CAP GROWTH.........................  0.90%          B         $ 77.38         1

MULTIMANAGER SMALL CAP VALUE..........................  0.00%          A         $175.84        60
MULTIMANAGER SMALL CAP VALUE..........................  0.60%          A         $167.33         5
MULTIMANAGER SMALL CAP VALUE..........................  0.00%          B         $184.48        11
MULTIMANAGER SMALL CAP VALUE..........................  0.60%          B         $166.90         4
MULTIMANAGER SMALL CAP VALUE..........................  0.60%          B         $171.42        61
MULTIMANAGER SMALL CAP VALUE..........................  0.80%          B         $167.04        --
MULTIMANAGER SMALL CAP VALUE..........................  0.90%          B         $164.59        --
MULTIMANAGER SMALL CAP VALUE..........................  0.90%          B         $164.97         4

MULTIMANAGER TECHNOLOGY...............................  0.00%          A         $ 17.98        --
MULTIMANAGER TECHNOLOGY...............................  0.00%          A         $251.38        47
MULTIMANAGER TECHNOLOGY...............................  0.60%          A         $132.40         4
MULTIMANAGER TECHNOLOGY...............................  0.00%          B         $204.36        50
MULTIMANAGER TECHNOLOGY...............................  0.60%          B         $118.61       398
MULTIMANAGER TECHNOLOGY...............................  0.80%          B         $190.59         1
MULTIMANAGER TECHNOLOGY...............................  0.90%          B         $115.08        16

MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $ 10.19         4
MUTUAL SHARES SECURITIES FUND.........................  0.00%       CLASS 2      $101.93        54
MUTUAL SHARES SECURITIES FUND.........................  0.60%       CLASS 2      $100.89        24
MUTUAL SHARES SECURITIES FUND.........................  0.80%       CLASS 2      $100.55        --
MUTUAL SHARES SECURITIES FUND.........................  0.90%       CLASS 2      $100.38         1

NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 20.86         3
NATURAL RESOURCES PORTFOLIO...........................  0.00%      CLASS II      $ 81.10       299

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.00%    ADVISOR CLASS   $114.84        31
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.60%    ADVISOR CLASS   $113.67        32
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.80%    ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $113.09         6

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $ 11.73        37
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.00%    ADVISOR CLASS   $117.29       152
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.60%    ADVISOR CLASS   $116.10        69
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.80%    ADVISOR CLASS   $115.71        --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.90%    ADVISOR CLASS   $115.51         5
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $ 10.83        28
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.00%    ADVISOR CLASS   $108.31       327
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.60%    ADVISOR CLASS   $107.21       165
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.80%    ADVISOR CLASS   $106.85        --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.90%    ADVISOR CLASS   $106.66        12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                                             UNITS
                                                 CONTRACT                                 OUTSTANDING
                                                 CHARGES*     SHARE CLASS**    UNIT VALUE   (000'S)
                                                 -------- -------------------- ---------- -----------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.00%         CLASS II        $101.56        24
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.60%         CLASS II        $100.53        68
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.80%         CLASS II        $100.19        --
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II......  0.90%         CLASS II        $100.02         1

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO.........  0.00%         CLASS II        $ 11.76         5
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO.........  0.00%         CLASS II        $117.58        18

TARGET 2015 ALLOCATION..........................  0.00%            B            $ 13.35        --
TARGET 2015 ALLOCATION..........................  0.00%            B            $104.99        30

TARGET 2025 ALLOCATION..........................  0.00%            B            $ 13.64         5
TARGET 2025 ALLOCATION..........................  0.00%            B            $101.46        50

TARGET 2035 ALLOCATION..........................  0.00%            B            $ 13.87         4
TARGET 2035 ALLOCATION..........................  0.00%            B            $ 99.35        72

TARGET 2045 ALLOCATION..........................  0.00%            B            $ 14.03         5
TARGET 2045 ALLOCATION..........................  0.00%            B            $ 96.35        11

TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.00%         CLASS 2         $ 95.62        26
TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.60%         CLASS 2         $ 94.65        41
TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.80%         CLASS 2         $ 94.33        --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND....  0.90%         CLASS 2         $ 94.17        12

TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.00%         CLASS 2         $ 10.42         8
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.00%         CLASS 2         $104.25       131
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.60%         CLASS 2         $103.19       411
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.80%         CLASS 2         $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND...........  0.90%         CLASS 2         $102.67         8

TEMPLETON GROWTH SECURITIES FUND................  0.00%         CLASS 2         $ 97.10         4
TEMPLETON GROWTH SECURITIES FUND................  0.60%         CLASS 2         $ 96.12         6
TEMPLETON GROWTH SECURITIES FUND................  0.80%         CLASS 2         $ 95.79        --
TEMPLETON GROWTH SECURITIES FUND................  0.90%         CLASS 2         $ 95.63        --

VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.00%      CLASS S SHARES     $ 97.60        37
VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.60%      CLASS S SHARES     $ 96.61        61
VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.80%      CLASS S SHARES     $ 96.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND.............  0.90%      CLASS S SHARES     $ 96.11         4

VANGUARD VARIABLE INSURANCE FUND - EQUITY INDEX
 PORTFOLIO......................................  0.60%   INVESTOR SHARE CLASS  $123.67        29

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                  AMERICAN
                                                                    ALL ASSET  CENTURY VP MID AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION* CAP VALUE FUND  ALLOCATION*    STRATEGY*
                                                                   ----------- -------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  80,401   $   178,141    $  1,759,571   $  53,123
  Expenses:
   Less: Asset-based charges......................................     12,781        15,651         306,156          --
                                                                    ---------   -----------    ------------   ---------

NET INVESTMENT INCOME (LOSS)......................................     67,620       162,490       1,453,415      53,123
                                                                    ---------   -----------    ------------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     48,112       188,449      (4,981,530)     11,385
   Realized gain distribution from The Trusts.....................    125,813       317,096       3,106,971      56,988
                                                                    ---------   -----------    ------------   ---------
  Net realized gain (loss)........................................    173,925       505,545      (1,874,559)     68,373
                                                                    ---------   -----------    ------------   ---------

  Change in unrealized appreciation (depreciation) of investments.   (451,235)   (1,105,553)     (9,471,609)   (249,339)
                                                                    ---------   -----------    ------------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (277,310)     (600,008)    (11,346,168)   (180,966)
                                                                    ---------   -----------    ------------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(209,690)  $  (437,518)   $ (9,892,753)  $(127,843)
                                                                    =========   ===========    ============   =========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 757,217         $ 13,391
  Expenses:
   Less: Asset-based charges......................................      139,312               --
                                                                      ---------         --------

NET INVESTMENT INCOME (LOSS)......................................      617,905           13,391
                                                                      ---------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (235,280)           5,466
   Realized gain distribution from The Trusts.....................      784,584           15,475
                                                                      ---------         --------
  Net realized gain (loss)........................................      549,304           20,941
                                                                      ---------         --------

  Change in unrealized appreciation (depreciation) of investments.     (613,175)         (51,482)
                                                                      ---------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (63,871)         (30,541)
                                                                      ---------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 554,034         $(17,150)
                                                                      =========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 11,522        $   605,602    $  70,985  $ 18,884,508
  Expenses:
   Less: Asset-based charges......................................           --            108,954           --     6,004,045
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       11,522            496,648       70,985    12,880,463
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:...............
   Realized gain (loss) on investments............................       (1,688)          (141,256)      12,397    (6,525,113)
   Realized gain distribution from The Trusts.....................       10,835            831,222       80,878    26,330,792
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................        9,147            689,966       93,275    19,805,679
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (17,204)        (1,464,065)    (451,069)  (61,782,795)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (8,057)          (774,099)    (357,794)  (41,977,116)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................     $  3,465        $  (277,451)   $(286,809) $(29,096,653)
                                                                       ========        ===========    =========  ============

                                                                     AXA MODERATE    AXA MODERATE-
                                                                   GROWTH STRATEGY* PLUS ALLOCATION*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   209,457      $  6,016,482
  Expenses:
   Less: Asset-based charges......................................            --         1,042,101
                                                                     -----------      ------------

NET INVESTMENT INCOME (LOSS)......................................       209,457         4,974,381
                                                                     -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:...............
   Realized gain (loss) on investments............................        71,460       (11,711,870)
   Realized gain distribution from The Trusts.....................       244,871         9,982,156
                                                                     -----------      ------------
  Net realized gain (loss)........................................       316,331        (1,729,714)
                                                                     -----------      ------------

  Change in unrealized appreciation (depreciation) of investments.    (1,133,779)      (23,005,579)
                                                                     -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (817,448)      (24,735,293)
                                                                     -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $  (607,991)     $(19,760,912)
                                                                     ===========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                                                            AXA TACTICAL
                                                                   AXA TACTICAL  AXA TACTICAL AXA TACTICAL    MANAGER
                                                                   MANAGER 2000* MANAGER 400* MANAGER 500* INTERNATIONAL*
                                                                   ------------- ------------ ------------ --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     210    $     894     $  5,610     $  22,022
  Expenses:
   Less: Asset-based charges......................................       3,200       10,978        3,322         3,031
                                                                     ---------    ---------     --------     ---------

NET INVESTMENT INCOME (LOSS)......................................      (2,990)     (10,084)       2,288        18,991
                                                                     ---------    ---------     --------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         612       12,085       34,338        (9,866)
   Realized gain distribution from The Trusts.....................      19,798       55,286       14,892         7,129
                                                                     ---------    ---------     --------     ---------
  Net realized gain (loss)........................................      20,410       67,371       49,230        (2,737)
                                                                     ---------    ---------     --------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (121,001)    (357,797)     (99,402)     (196,454)
                                                                     ---------    ---------     --------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (100,591)    (290,426)     (50,172)     (199,191)
                                                                     ---------    ---------     --------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(103,581)   $(300,510)    $(47,884)    $(180,200)
                                                                     =========    =========     ========     =========

                                                                   BLACKROCK
                                                                     GLOBAL
                                                                   ALLOCATION EQ/ALLIANCEBERNSTEIN
                                                                   V.I. FUND   SMALL CAP GROWTH*
                                                                   ---------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 207,945      $         --
  Expenses:
   Less: Asset-based charges......................................        --           893,668
                                                                   ---------      ------------

NET INVESTMENT INCOME (LOSS)......................................   207,945          (893,668)
                                                                   ---------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (48,313)        5,457,953
   Realized gain distribution from The Trusts.....................   162,718         7,839,811
                                                                   ---------      ------------
  Net realized gain (loss)........................................   114,405        13,297,764
                                                                   ---------      ------------

  Change in unrealized appreciation (depreciation) of investments.  (791,401)      (13,897,935)
                                                                   ---------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (676,996)         (600,171)
                                                                   ---------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(469,051)     $ (1,493,839)
                                                                   =========      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT  EQ/CAPITAL
                                                                   BASIC VALUE  ADVISORS EQUITY   SOCIALLY    GUARDIAN
                                                                     EQUITY*        INCOME*     RESPONSIBLE* RESEARCH*
                                                                   ------------ --------------- ------------ ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,339,576     $ 253,861      $  3,100   $  663,782
  Expenses:
   Less: Asset-based charges......................................     676,760        33,942         2,053      430,903
                                                                   -----------     ---------      --------   ----------

NET INVESTMENT INCOME (LOSS)......................................   1,662,816       219,919         1,047      232,879
                                                                   -----------     ---------      --------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (205,881)      369,704         9,942      (99,949)
   Realized gain distribution from The Trusts.....................          --            --            --           --
                                                                   -----------     ---------      --------   ----------
  Net realized gain (loss)........................................    (205,881)      369,704         9,942      (99,949)
                                                                   -----------     ---------      --------   ----------

  Change in unrealized appreciation (depreciation) of investments.  (8,200,922)     (551,183)      (12,441)   3,171,368
                                                                   -----------     ---------      --------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (8,406,803)     (181,479)       (2,499)   3,071,419
                                                                   -----------     ---------      --------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(6,743,987)    $  38,440      $ (1,452)  $3,304,298
                                                                   ===========     =========      ========   ==========

                                                                    EQ/COMMON    EQ/CORE BOND
                                                                   STOCK INDEX*     INDEX*
                                                                   ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 19,807,552   $1,107,344
  Expenses:
   Less: Asset-based charges......................................    7,380,440      175,021
                                                                   ------------   ----------

NET INVESTMENT INCOME (LOSS)......................................   12,427,112      932,323
                                                                   ------------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (25,429,885)    (439,439)
   Realized gain distribution from The Trusts.....................           --           --
                                                                   ------------   ----------
  Net realized gain (loss)........................................  (25,429,885)    (439,439)
                                                                   ------------   ----------

  Change in unrealized appreciation (depreciation) of investments.   18,189,546    1,958,498
                                                                   ------------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (7,240,339)   1,519,059
                                                                   ------------   ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $  5,186,773   $2,451,382
                                                                   ============   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                EQ/GAMCO
                                                                   EQ/EQUITY 500  EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL
                                                                      INDEX*     GROWTH PLUS* ACQUISITIONS* COMPANY VALUE*
                                                                   ------------- ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 9,134,832  $   354,966    $  25,581    $     76,865
  Expenses:
   Less: Asset-based charges......................................    2,229,475      395,233       41,854         318,918
                                                                    -----------  -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)......................................    6,905,357      (40,267)     (16,273)       (242,053)
                                                                    -----------  -----------    ---------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    3,835,219   (1,243,182)     180,625       7,789,623
   Realized gain distribution from The Trusts.....................           --           --      455,406         987,899
                                                                    -----------  -----------    ---------    ------------
  Net realized gain (loss)........................................    3,835,219   (1,243,182)     636,031       8,777,522
                                                                    -----------  -----------    ---------    ------------

  Change in unrealized appreciation (depreciation) of investments.   (3,450,003)  (5,332,370)    (544,667)    (12,378,086)
                                                                    -----------  -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      385,216   (6,575,552)      91,364      (3,600,564)
                                                                    -----------  -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 7,290,573  $(6,615,819)   $  75,091    $ (3,842,617)
                                                                    ===========  ===========    =========    ============

                                                                   EQ/GLOBAL   EQ/GLOBAL MULTI-
                                                                   BOND PLUS*   SECTOR EQUITY*
                                                                   ----------  ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  831,480    $  3,428,817
  Expenses:
   Less: Asset-based charges......................................     81,417         716,023
                                                                   ----------    ------------

NET INVESTMENT INCOME (LOSS)......................................    750,063       2,712,794
                                                                   ----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    557,665     (11,844,797)
   Realized gain distribution from The Trusts.....................     80,699              --
                                                                   ----------    ------------
  Net realized gain (loss)........................................    638,364     (11,844,797)
                                                                   ----------    ------------

  Change in unrealized appreciation (depreciation) of investments.   (106,388)    (15,125,579)
                                                                   ----------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    531,976     (26,970,376)
                                                                   ----------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $1,282,039    $(24,257,582)
                                                                   ==========    ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/INTERMEDIATE
                                                                     GOVERNMENT    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                     BOND INDEX*      CORE PLUS*     EQUITY INDEX*
                                                                   --------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  579,857      $   887,223      $ 11,069,991
  Expenses:
   Less: Asset-based charges......................................      406,127          105,676         1,916,970
                                                                     ----------      -----------      ------------

NET INVESTMENT INCOME (LOSS)......................................      173,730          781,547         9,153,021
                                                                     ----------      -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      425,522          480,501        (5,990,514)
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                     ----------      -----------      ------------
  Net realized gain (loss)........................................      425,522          480,501        (5,990,514)
                                                                     ----------      -----------      ------------

  Change in unrealized appreciation (depreciation) of investments.    4,393,956       (6,969,383)      (49,282,418)
                                                                     ----------      -----------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    4,819,478       (6,488,882)      (55,272,932)
                                                                     ----------      -----------      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $4,993,208      $(5,707,335)     $(46,119,911)
                                                                     ==========      ===========      ============

                                                                                     EQ/JPMORGAN
                                                                   EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP
                                                                     VALUE PLUS*    OPPORTUNITIES*  CORE PLUS*
                                                                   ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  2,216,921    $   280,412    $  88,130
  Expenses:
   Less: Asset-based charges......................................        438,048        118,563       34,069
                                                                     ------------    -----------    ---------

NET INVESTMENT INCOME (LOSS)......................................      1,778,873        161,849       54,061
                                                                     ------------    -----------    ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (3,624,881)      (159,703)    (170,906)
   Realized gain distribution from The Trusts.....................             --             --      246,131
                                                                     ------------    -----------    ---------
  Net realized gain (loss)........................................     (3,624,881)      (159,703)      75,225
                                                                     ------------    -----------    ---------

  Change in unrealized appreciation (depreciation) of investments.    (16,789,765)    (1,625,630)    (480,285)
                                                                     ------------    -----------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (20,414,646)    (1,785,333)    (405,060)
                                                                     ------------    -----------    ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $(18,635,773)   $(1,623,484)   $(350,999)
                                                                     ============    ===========    =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP
                                                                   GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*
                                                                   ------------- ------------ ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   966,461  $   530,573   $ 152,325   $  4,504,112
  Expenses:
   Less: Asset-based charges......................................      490,350      645,356      22,078      1,731,786
                                                                    -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)......................................      476,111     (114,783)    130,247      2,772,326
                                                                    -----------  -----------   ---------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    5,457,929    3,074,211     260,548    (30,710,826)
   Realized gain distribution from The Trusts.....................           --           --          --             --
                                                                    -----------  -----------   ---------   ------------
  Net realized gain (loss)........................................    5,457,929    3,074,211     260,548    (30,710,826)
                                                                    -----------  -----------   ---------   ------------

  Change in unrealized appreciation (depreciation) of investments.   (3,616,157)  (7,389,362)   (222,951)     9,709,243
                                                                    -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,841,772   (4,315,151)     37,597    (21,001,583)
                                                                    -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 2,317,883  $(4,429,934)  $ 167,844   $(18,229,257)
                                                                    ===========  ===========   =========   ============

                                                                   EQ/LORD ABBETT  EQ/MFS INTERNATIONAL
                                                                   LARGE CAP CORE*       GROWTH*
                                                                   --------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   155,108       $   192,194
  Expenses:
   Less: Asset-based charges......................................        44,911           109,340
                                                                     -----------       -----------

NET INVESTMENT INCOME (LOSS)......................................       110,197            82,854
                                                                     -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       802,619         1,157,727
   Realized gain distribution from The Trusts.....................            --           787,052
                                                                     -----------       -----------
  Net realized gain (loss)........................................       802,619         1,944,779
                                                                     -----------       -----------

  Change in unrealized appreciation (depreciation) of investments.    (2,464,397)       (5,306,944)
                                                                     -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,661,778)       (3,362,165)
                                                                     -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,551,581)      $(3,279,311)
                                                                     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                              EQ/MONTAG &
                                                                                      EQ/MID CAP    EQ/MONEY   CALDWELL
                                                                   EQ/MID CAP INDEX*  VALUE PLUS*   MARKET*     GROWTH*
                                                                   ----------------- ------------  ---------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   642,356    $  2,195,599  $  26,882  $   168,408
  Expenses:
   Less: Asset-based charges......................................        346,139         891,006    951,031       93,883
                                                                      -----------    ------------  ---------  -----------

NET INVESTMENT INCOME (LOSS)......................................        296,217       1,304,593   (924,149)      74,525
                                                                      -----------    ------------  ---------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         92,661       8,487,861     40,477    1,705,187
   Realized gain distribution from The Trusts.....................             --              --         --           --
                                                                      -----------    ------------  ---------  -----------
  Net realized gain (loss)........................................         92,661       8,487,861     40,477    1,705,187
                                                                      -----------    ------------  ---------  -----------

  Change in unrealized appreciation (depreciation) of investments.     (2,682,025)    (28,990,184)   (68,461)  (1,049,856)
                                                                      -----------    ------------  ---------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (2,589,364)    (20,502,323)   (27,984)     655,331
                                                                      -----------    ------------  ---------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(2,293,147)   $(19,197,730) $(952,133) $   729,856
                                                                      ===========    ============  =========  ===========

                                                                   EQ/MORGAN STANLEY EQ/PIMCO ULTRA
                                                                    MID CAP GROWTH*   SHORT BOND*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    145,160      $ 293,948
  Expenses:
   Less: Asset-based charges......................................        236,237        166,725
                                                                     ------------      ---------

NET INVESTMENT INCOME (LOSS)......................................        (91,077)       127,223
                                                                     ------------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      5,222,983        (59,070)
   Realized gain distribution from The Trusts.....................      3,956,773             --
                                                                     ------------      ---------
  Net realized gain (loss)........................................      9,179,756        (59,070)
                                                                     ------------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (13,829,947)      (238,495)
                                                                     ------------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (4,650,191)      (297,565)
                                                                     ------------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ (4,741,268)     $(170,342)
                                                                     ============      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/QUALITY     EQ/SMALL    EQ/T. ROWE PRICE EQ/UBS GROWTH
                                                                    BOND PLUS*  COMPANY INDEX*  GROWTH STOCK*     & INCOME*
                                                                   -----------  -------------- ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,075,063   $   476,771     $        --      $  39,397
  Expenses:
   Less: Asset-based charges......................................     400,008       173,161         155,303         16,271
                                                                   -----------   -----------     -----------      ---------

NET INVESTMENT INCOME (LOSS)......................................   1,675,055       303,610        (155,303)        23,126
                                                                   -----------   -----------     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (2,241,479)     (422,052)      2,593,055        102,567
   Realized gain distribution from The Trusts.....................          --     4,858,291              --             --
                                                                   -----------   -----------     -----------      ---------
  Net realized gain (loss)........................................  (2,241,479)    4,436,239       2,593,055        102,567
                                                                   -----------   -----------     -----------      ---------

  Change in unrealized appreciation (depreciation) of investments.   1,363,118    (7,188,966)     (3,178,512)      (273,800)
                                                                   -----------   -----------     -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (878,361)   (2,752,727)       (585,457)      (171,233)
                                                                   -----------   -----------     -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $   796,694   $(2,449,117)    $  (740,760)     $(148,107)
                                                                   ===========   ===========     ===========      =========

                                                                   EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                     COMSTOCK*   OMEGA GROWTH*
                                                                   ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  74,031    $        --
  Expenses:
   Less: Asset-based charges......................................      11,895        168,866
                                                                     ---------    -----------

NET INVESTMENT INCOME (LOSS)......................................      62,136       (168,866)
                                                                     ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      64,210      2,594,220
   Realized gain distribution from The Trusts.....................          --      1,157,908
                                                                     ---------    -----------
  Net realized gain (loss)........................................      64,210      3,752,128
                                                                     ---------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (225,974)    (8,605,256)
                                                                     ---------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (161,764)    (4,853,128)
                                                                     ---------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ (99,628)   $(5,021,994)
                                                                     =========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                   ASSET MANAGER:  FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       GROWTH       CONTRAFUND(R)   EQUITY-INCOME
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  56,932     $    439,744     $   101,202
  Expenses:
   Less: Asset-based charges......................................           --           50,166              --
                                                                      ---------     ------------     -----------

NET INVESTMENT INCOME (LOSS)......................................       56,932          389,578         101,202
                                                                      ---------     ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      258,793        7,637,744         865,441
   Realized gain distribution from The Trusts.....................        8,255               --              --
                                                                      ---------     ------------     -----------
  Net realized gain (loss)........................................      267,048        7,637,744         865,441
                                                                      ---------     ------------     -----------

  Change in unrealized appreciation (depreciation) of investments.     (617,939)     (10,121,277)     (1,013,513)
                                                                      ---------     ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (350,891)      (2,483,533)       (148,072)
                                                                      ---------     ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(293,959)    $ (2,093,955)    $   (46,870)
                                                                      =========     ============     ===========

                                                                   FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                      GROWTH &     FIDELITY(R) VIP   INVESTMENT
                                                                       INCOME        HIGH INCOME     GRADE BOND
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  83,637       $ 726,285      $  401,649
  Expenses:
   Less: Asset-based charges......................................        3,543              --              --
                                                                      ---------       ---------      ----------

NET INVESTMENT INCOME (LOSS)......................................       80,094         726,285         401,649
                                                                      ---------       ---------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      470,683         658,833         257,120
   Realized gain distribution from The Trusts.....................           --              --         467,962
                                                                      ---------       ---------      ----------
  Net realized gain (loss)........................................      470,683         658,833         725,082
                                                                      ---------       ---------      ----------

  Change in unrealized appreciation (depreciation) of investments.     (494,360)       (807,650)        (67,371)
                                                                      ---------       ---------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (23,677)       (148,817)        657,711
                                                                      ---------       ---------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $  56,417       $ 577,468      $1,059,360
                                                                      =========       =========      ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                       MID CAP      MONEY MARKET        VALUE
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $      9,385        $154          $  29,026
  Expenses:
   Less: Asset-based charges......................................        37,021          --                 --
                                                                    ------------        ----          ---------

NET INVESTMENT INCOME (LOSS)......................................       (27,636)        154             29,026
                                                                    ------------        ----          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     5,329,846           2            398,103
   Realized gain distribution from The Trusts.....................        73,737          --                 --
                                                                    ------------        ----          ---------
  Net realized gain (loss)........................................     5,403,583           2            398,103
                                                                    ------------        ----          ---------

  Change in unrealized appreciation (depreciation) of investments.   (10,319,155)         (2)          (452,778)
                                                                    ------------        ----          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,915,572)         --            (54,675)
                                                                    ------------        ----          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (4,943,208)       $154          $ (25,649)
                                                                    ============        ====          =========

                                                                   FIDELITY(R) VIP  FRANKLIN RISING FRANKLIN SMALL
                                                                   VALUE STRATEGIES    DIVIDENDS       CAP VALUE
                                                                      PORTFOLIO     SECURITIES FUND SECURITIES FUND
                                                                   ---------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  28,905        $258,298        $   9,480
  Expenses:
   Less: Asset-based charges......................................           --          88,996            4,185
                                                                      ---------        --------        ---------

NET INVESTMENT INCOME (LOSS)......................................       28,905         169,302            5,295
                                                                      ---------        --------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      470,079         142,046           38,231
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                      ---------        --------        ---------
  Net realized gain (loss)........................................      470,079         142,046           38,231
                                                                      ---------        --------        ---------

  Change in unrealized appreciation (depreciation) of investments.     (799,799)        152,517         (120,669)
                                                                      ---------        --------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (329,720)        294,563          (82,438)
                                                                      ---------        --------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(300,815)       $463,865        $ (77,143)
                                                                      =========        ========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                       FRANKLIN     GOLDMAN SACHS  INVESCO V.I.   INVESCO V.I.
                                                                   STRATEGIC INCOME  VIT MID CAP     DIVIDEND     GLOBAL REAL
                                                                   SECURITIES FUND   VALUE FUND   GROWTH FUND (1) ESTATE FUND
                                                                   ---------------- ------------- --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 854,036       $  28,273       $    --      $ 277,176
  Expenses:
   Less: Asset-based charges......................................       39,567          21,405            --         20,334
                                                                      ---------       ---------       -------      ---------

NET INVESTMENT INCOME (LOSS)......................................      814,469           6,868            --        256,842
                                                                      ---------       ---------       -------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (477,803)        164,469         8,989         (1,887)
   Realized gain distribution from The Trusts.....................           --              --            --             --
                                                                      ---------       ---------       -------      ---------
  Net realized gain (loss)........................................     (477,803)        164,469         8,989         (1,887)
                                                                      ---------       ---------       -------      ---------

  Change in unrealized appreciation (depreciation) of investments.     (396,841)       (559,458)        3,817       (895,770)
                                                                      ---------       ---------       -------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (874,644)       (394,989)       12,806       (897,657)
                                                                      ---------       ---------       -------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (60,175)      $(388,121)      $12,806      $(640,815)
                                                                      =========       =========       =======      =========

                                                                   INVESCO V.I.  INVESCO V.I.
                                                                   INTERNATIONAL MID CAP CORE
                                                                    GROWTH FUND  EQUITY FUND
                                                                   ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    96,817   $   2,236
  Expenses:
   Less: Asset-based charges......................................       31,166       4,506
                                                                    -----------   ---------

NET INVESTMENT INCOME (LOSS)......................................       65,651      (2,270)
                                                                    -----------   ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       85,405       7,807
   Realized gain distribution from The Trusts.....................           --          --
                                                                    -----------   ---------
  Net realized gain (loss)........................................       85,405       7,807
                                                                    -----------   ---------

  Change in unrealized appreciation (depreciation) of investments.   (1,187,542)   (248,174)
                                                                    -----------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,102,137)   (240,367)
                                                                    -----------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,036,486)  $(242,637)
                                                                    ===========   =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.   IVY FUNDS                 IVY FUNDS
                                                                    SMALL CAP   VIP DIVIDEND   IVY FUNDS   VIP MID CAP
                                                                   EQUITY FUND  OPPORTUNITIES  VIP ENERGY    GROWTH
                                                                   ------------ ------------- -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $      --     $  19,224   $        --  $   289,968
  Expenses:
   Less: Asset-based charges......................................      9,910            --        23,063       33,708
                                                                    ---------     ---------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................     (9,910)       19,224       (23,063)     256,260
                                                                    ---------     ---------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (83,365)      (43,505)      (62,089)    (608,989)
   Realized gain distribution from The Trusts.....................         --            --            --           --
                                                                    ---------     ---------   -----------  -----------
  Net realized gain (loss)........................................    (83,365)      (43,505)      (62,089)    (608,989)
                                                                    ---------     ---------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.   (212,863)     (109,558)     (939,015)    (681,862)
                                                                    ---------     ---------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (296,228)     (153,063)   (1,001,104)  (1,290,851)
                                                                    ---------     ---------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(306,138)    $(133,839)  $(1,024,167) $(1,034,591)
                                                                    =========     =========   ===========  ===========

                                                                                         IVY FUNDS VIP
                                                                   IVY FUNDS VIP SCIENCE   SMALL CAP
                                                                      AND TECHNOLOGY        GROWTH
                                                                   --------------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 164,757         $  31,801
  Expenses:
   Less: Asset-based charges......................................              --            12,397
                                                                         ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................         164,757            19,404
                                                                         ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         305,958           (64,879)
   Realized gain distribution from The Trusts.....................              --                --
                                                                         ---------         ---------
  Net realized gain (loss)........................................         305,958           (64,879)
                                                                         ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.        (846,068)         (672,002)
                                                                         ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (540,110)         (736,881)
                                                                         ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $(375,353)        $(717,477)
                                                                         =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   LAZARD RETIREMENT                      MFS(R) INVESTORS
                                                                   EMERGING MARKETS  MFS(R) INTERNATIONAL   GROWTH STOCK
                                                                   EQUITY PORTFOLIO    VALUE PORTFOLIO         SERIES
                                                                   ----------------- -------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   713,893        $   248,760          $  1,417
  Expenses:
   Less: Asset-based charges......................................        107,643             54,114             2,781
                                                                      -----------        -----------          --------

NET INVESTMENT INCOME (LOSS)......................................        606,250            194,646            (1,364)
                                                                      -----------        -----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (761,579)         1,123,735            23,050
   Realized gain distribution from The Trusts.....................             --                 --                --
                                                                      -----------        -----------          --------
  Net realized gain (loss)........................................       (761,579)         1,123,735            23,050
                                                                      -----------        -----------          --------

  Change in unrealized appreciation (depreciation) of investments.     (6,737,484)        (1,955,515)          (26,547)
                                                                      -----------        -----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (7,499,063)          (831,780)           (3,497)
                                                                      -----------        -----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(6,892,813)       $  (637,134)         $ (4,861)
                                                                      ===========        ===========          ========

                                                                   MFS(R) INVESTORS MFS(R) UTILITIES    MULTIMANAGER
                                                                     TRUST SERIES        SERIES      AGGRESSIVE EQUITY*
                                                                   ---------------- ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 1,257          $ 15,270        $    552,253
  Expenses:
   Less: Asset-based charges......................................         548                --           1,991,481
                                                                       -------          --------        ------------

NET INVESTMENT INCOME (LOSS)......................................         709            15,270          (1,439,228)
                                                                       -------          --------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       1,583            (9,103)          5,345,818
   Realized gain distribution from The Trusts.....................          --                --                  --
                                                                       -------          --------        ------------
  Net realized gain (loss)........................................       1,583            (9,103)          5,345,818
                                                                       -------          --------        ------------

  Change in unrealized appreciation (depreciation) of investments.      (8,458)           (5,618)        (26,865,077)
                                                                       -------          --------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (6,875)          (14,721)        (21,519,259)
                                                                       -------          --------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(6,166)         $    549        $(22,958,487)
                                                                       =======          ========        ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                       MULTIMANAGER
                                                                   MULTIMANAGER     MULTIMANAGER      LARGE CAP CORE
                                                                    CORE BOND*  INTERNATIONAL EQUITY*    EQUITY*
                                                                   ------------ --------------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,493,092       $   789,599        $  37,740
  Expenses:
   Less: Asset-based charges......................................     346,870           180,838           23,782
                                                                   -----------       -----------        ---------

NET INVESTMENT INCOME (LOSS)......................................   2,146,222           608,761           13,958
                                                                   -----------       -----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,094,063        (5,176,910)         (96,376)
   Realized gain distribution from The Trusts.....................   3,058,092                --               --
                                                                   -----------       -----------        ---------
  Net realized gain (loss)........................................   4,152,155        (5,176,910)         (96,376)
                                                                   -----------       -----------        ---------

  Change in unrealized appreciation (depreciation) of investments.  (1,185,119)       (4,214,261)        (640,383)
                                                                   -----------       -----------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,967,036        (9,391,171)        (736,759)
                                                                   -----------       -----------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 5,113,258       $(8,782,410)       $(722,801)
                                                                   ===========       ===========        =========

                                                                     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                                   LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE*
                                                                   ---------------- --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   327,361      $        --    $    33,187
  Expenses:
   Less: Asset-based charges......................................       108,102          101,502        190,155
                                                                     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................       219,259         (101,502)      (156,968)
                                                                     -----------      -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,531,056)         889,924      1,715,263
   Realized gain distribution from The Trusts.....................            --               --             --
                                                                     -----------      -----------    -----------
  Net realized gain (loss)........................................    (1,531,056)         889,924      1,715,263
                                                                     -----------      -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.      (366,505)      (2,926,611)    (8,933,727)
                                                                     -----------      -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,897,561)      (2,036,687)    (7,218,464)
                                                                     -----------      -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,678,302)     $(2,138,189)   $(7,375,432)
                                                                     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      MULTIMANAGER      MULTIMANAGER      MULTIMANAGER
                                                                   MULTI-SECTOR BOND* SMALL CAP GROWTH* SMALL CAP VALUE*
                                                                   ------------------ ----------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 4,573,254        $        --      $    46,610
  Expenses:
   Less: Asset-based charges......................................        516,458             13,331           91,829
                                                                      -----------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      4,056,796            (13,331)         (45,219)
                                                                      -----------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (7,755,380)           285,107         (476,243)
   Realized gain distribution from The Trusts.....................             --                 --               --
                                                                      -----------        -----------      -----------
  Net realized gain (loss)........................................     (7,755,380)           285,107         (476,243)
                                                                      -----------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      9,280,591         (1,519,093)      (2,028,014)
                                                                      -----------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      1,525,211         (1,233,986)      (2,504,257)
                                                                      -----------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 5,582,007        $(1,247,317)     $(2,549,476)
                                                                      ===========        ===========      ===========

                                                                   MULTIMANAGER  MUTUAL SHARES  NATURAL RESOURCES
                                                                   TECHNOLOGY*  SECURITIES FUND     PORTFOLIO
                                                                   ------------ --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $        --     $ 190,781       $        --
  Expenses:
   Less: Asset-based charges......................................     327,263        13,498                --
                                                                   -----------     ---------       -----------

NET INVESTMENT INCOME (LOSS)......................................    (327,263)      177,283                --
                                                                   -----------     ---------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   3,498,492       153,770         3,357,436
   Realized gain distribution from The Trusts.....................          --            --                --
                                                                   -----------     ---------       -----------
  Net realized gain (loss)........................................   3,498,492       153,770         3,357,436
                                                                   -----------     ---------       -----------

  Change in unrealized appreciation (depreciation) of investments.  (6,908,850)     (461,375)       (9,654,001)
                                                                   -----------     ---------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (3,410,358)     (307,605)       (6,296,565)
                                                                   -----------     ---------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(3,737,621)    $(130,322)      $(6,296,565)
                                                                   ===========     =========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                       PIMCO VARIABLE     PIMCO VARIABLE  PIMCO VARIABLE
                                                                      INSURANCE TRUST     INSURANCE TRUST INSURANCE TRUST
                                                                   COMMODITYREALRETURN(R)   REAL RETURN    TOTAL RETURN
                                                                     STRATEGY PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                   ---------------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 1,010,985         $  293,635      $1,209,106
  Expenses:
   Less: Asset-based charges......................................           26,549             27,433         107,320
                                                                        -----------         ----------      ----------

NET INVESTMENT INCOME (LOSS)......................................          984,436            266,202       1,101,786
                                                                        -----------         ----------      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (144,987)           234,061        (839,898)
   Realized gain distribution from The Trusts.....................               --            767,784         799,084
                                                                        -----------         ----------      ----------
  Net realized gain (loss)........................................         (144,987)         1,001,845         (40,814)
                                                                        -----------         ----------      ----------

  Change in unrealized appreciation (depreciation) of investments.       (1,636,915)           419,988         280,072
                                                                        -----------         ----------      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       (1,781,902)         1,421,833         239,258
                                                                        -----------         ----------      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $  (797,466)        $1,688,035      $1,341,044
                                                                        ===========         ==========      ==========

                                                                   T. ROWE PRICE   T. ROWE PRICE
                                                                   EQUITY INCOME  HEALTH SCIENCES TARGET 2015
                                                                   PORTFOLIO - II    PORTFOLIO    ALLOCATION*
                                                                   -------------- --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 129,223       $     --      $  97,057
  Expenses:
   Less: Asset-based charges......................................      39,288             --             --
                                                                     ---------       --------      ---------

NET INVESTMENT INCOME (LOSS)......................................      89,935             --         97,057
                                                                     ---------       --------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      70,704         34,014         69,949
   Realized gain distribution from The Trusts.....................          --             --         83,499
                                                                     ---------       --------      ---------
  Net realized gain (loss)........................................      70,704         34,014        153,448
                                                                     ---------       --------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (448,233)        66,205       (471,455)
                                                                     ---------       --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (377,529)       100,219       (318,007)
                                                                     ---------       --------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(287,594)      $100,219      $(220,950)
                                                                     =========       ========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                           TEMPLETON
                                                                   TARGET 2025 TARGET 2035 TARGET 2045 DEVELOPING MARKETS
                                                                   ALLOCATION* ALLOCATION* ALLOCATION*  SECURITIES FUND
                                                                   ----------- ----------- ----------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 109,842   $ 103,578   $  15,217     $    67,529
  Expenses:
   Less: Asset-based charges......................................         --          --          --          28,398
                                                                    ---------   ---------   ---------     -----------

NET INVESTMENT INCOME (LOSS)......................................    109,842     103,578      15,217          39,131
                                                                    ---------   ---------   ---------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (18,422)     31,679      17,234          54,573
   Realized gain distribution from The Trusts.....................     42,120      40,435       9,321              --
                                                                    ---------   ---------   ---------     -----------
  Net realized gain (loss)........................................     23,698      72,114      26,555          54,573
                                                                    ---------   ---------   ---------     -----------

  Change in unrealized appreciation (depreciation) of investments.   (453,757)   (561,000)   (146,609)     (1,432,135)
                                                                    ---------   ---------   ---------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (430,059)   (488,886)   (120,054)     (1,377,562)
                                                                    ---------   ---------   ---------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(320,217)  $(385,308)  $(104,837)    $(1,338,431)
                                                                    =========   =========   =========     ===========

                                                                      TEMPLETON       TEMPLETON
                                                                     GLOBAL BOND       GROWTH
                                                                   SECURITIES FUND SECURITIES FUND
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 2,046,012      $  10,933
  Expenses:
   Less: Asset-based charges......................................       155,676          2,987
                                                                     -----------      ---------

NET INVESTMENT INCOME (LOSS)......................................     1,890,336          7,946
                                                                     -----------      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (34,582)         4,299
   Realized gain distribution from The Trusts.....................       237,934             --
                                                                     -----------      ---------
  Net realized gain (loss)........................................       203,352          4,299
                                                                     -----------      ---------

  Change in unrealized appreciation (depreciation) of investments.    (4,487,218)      (134,884)
                                                                     -----------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,283,866)      (130,585)
                                                                     -----------      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(2,393,530)     $(122,639)
                                                                     ===========      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                VANGUARD VARIABLE
                                                                   VAN ECK VIP  INSURANCE FUND -
                                                                   GLOBAL HARD    EQUITY INDEX
                                                                   ASSETS FUND      PORTFOLIO
                                                                   -----------  -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $    58,338      $ 78,191
  Expenses:
   Less: Asset-based charges......................................      40,177        28,144
                                                                   -----------      --------

NET INVESTMENT INCOME (LOSS)......................................      18,161        50,047
                                                                   -----------      --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (91,776)       48,130
   Realized gain distribution from The Trusts.....................      70,440       154,378
                                                                   -----------      --------
  Net realized gain (loss)........................................     (21,336)      202,508
                                                                   -----------      --------

  Change in unrealized appreciation (depreciation) of investments.  (2,069,212)      (63,154)
                                                                   -----------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (2,090,548)      139,354
                                                                   -----------      --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(2,072,387)     $189,401
                                                                   ===========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   ALL ASSET           AMERICAN CENTURY VP
                                                                                ALLOCATION* (B)      MID CAP VALUE FUND (B)
                                                                            ----------------------  ------------------------
                                                                               2011        2010         2011         2010
                                                                            ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   67,620  $   19,243  $   162,490  $    68,760
  Net realized gain (loss) on investments..................................    173,925      47,668      505,545      152,710
  Change in unrealized appreciation (depreciation) of investments..........   (451,235)     30,071   (1,105,553)     691,623
                                                                            ----------  ----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................   (209,690)     96,982     (437,518)     913,093
                                                                            ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    923,046     175,375      660,846      115,500
   Transfers between funds including guaranteed interest account, net......  3,479,484   1,402,519    4,720,644   10,252,420
   Transfers for contract benefits and terminations........................    (39,121)       (320)    (329,617)     (56,869)
   Contract maintenance charges............................................   (202,310)    (14,745)    (204,106)     (28,721)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  4,161,099   1,562,829    4,847,767   10,282,330
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         32          11           28           27
                                                                            ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  3,951,441   1,659,822    4,410,277   11,195,450
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,659,822          --   11,195,450           --
                                                                            ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $5,611,263  $1,659,822  $15,605,727  $11,195,450
                                                                            ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --           --           --
  Redeemed.................................................................         --          --           --           --
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         --          --           --           --
                                                                            ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         46          17           --           --
  Redeemed.................................................................         (7)         (2)          --           --
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         39          15           --           --
                                                                            ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................         --          --           89          130
  Redeemed.................................................................         --          --          (46)         (23)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         --          --           43          107
                                                                            ==========  ==========  ===========  ===========

                                                                                  AXA AGGRESSIVE
                                                                                    ALLOCATION*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,453,415  $  1,741,719
  Net realized gain (loss) on investments..................................   (1,874,559)  (10,195,862)
  Change in unrealized appreciation (depreciation) of investments..........   (9,471,609)   23,087,126
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................   (9,892,753)   14,632,983
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   17,276,783    21,372,344
   Transfers between funds including guaranteed interest account, net......   (8,474,775)   (5,822,090)
   Transfers for contract benefits and terminations........................   (4,777,994)   (4,654,591)
   Contract maintenance charges............................................   (8,165,375)   (8,547,175)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....   (4,141,361)    2,348,488
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (14,034,114)   16,981,471
NET ASSETS -- BEGINNING OF PERIOD..........................................  128,729,670   111,748,199
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $114,695,556  $128,729,670
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           71            99
  Redeemed.................................................................         (124)         (123)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (53)          (24)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           84            94
  Redeemed.................................................................          (53)          (53)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           31            41
                                                                            ============  ============

UNIT ACTIVITY CLASS II
  Issued...................................................................           --            --
  Redeemed.................................................................           --            --
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --            --
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 AXA BALANCED           AXA CONSERVATIVE
                                                                                   STRATEGY*               ALLOCATION*
                                                                            ----------------------  ------------------------
                                                                               2011        2010         2011         2010
                                                                            ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   53,123  $   20,601  $   617,905  $   563,552
  Net realized gain (loss) on investments..................................     68,373      22,117      549,304    1,226,554
  Change in unrealized appreciation (depreciation) of investments..........   (249,339)     36,451     (613,175)     152,914
                                                                            ----------  ----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................   (127,843)     79,169      554,034    1,943,020
                                                                            ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  3,790,766     715,397    3,351,499    3,005,338
   Transfers between funds including guaranteed interest account, net......    (55,148)    932,167   10,180,021   (6,413,389)
   Transfers for contract benefits and terminations........................     (4,605)       (302)  (2,095,316)  (2,410,795)
   Contract maintenance charges............................................   (455,143)    (76,679)  (2,567,012)  (2,066,043)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  3,275,870   1,570,583    8,869,192   (7,884,889)
                                                                            ----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --          --           --           --
                                                                            ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  3,148,027   1,649,752    9,423,226   (5,941,869)
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,657,346       7,594   29,224,614   35,166,483
                                                                            ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $4,805,373  $1,657,346  $38,647,840  $29,224,614
                                                                            ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --          157          115
  Redeemed.................................................................         --          --          (70)        (185)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         --          --           87          (70)
                                                                            ==========  ==========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         35          18           28           45
  Redeemed.................................................................         (6)         (3)         (24)         (34)
                                                                            ----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................         29          15            4           11
                                                                            ==========  ==========  ===========  ===========

                                                                              AXA CONSERVATIVE
                                                                              GROWTH STRATEGY*
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   13,391  $  4,994
  Net realized gain (loss) on investments..................................     20,941     2,837
  Change in unrealized appreciation (depreciation) of investments..........    (51,482)    6,871
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................    (17,150)   14,702
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    641,568   205,525
   Transfers between funds including guaranteed interest account, net......    116,774   304,103
   Transfers for contract benefits and terminations........................     (4,858)       --
   Contract maintenance charges............................................   (128,036)  (26,348)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....    625,448   483,280
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --        --
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    608,298   497,982
NET ASSETS -- BEGINNING OF PERIOD..........................................    505,622     7,640
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $1,113,920  $505,622
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --        --
  Redeemed.................................................................         --        --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................         --        --
                                                                            ==========  ========

UNIT ACTIVITY CLASS B
  Issued...................................................................          7         5
  Redeemed.................................................................         (2)       --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          5         5
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             AXA CONSERVATIVE     AXA CONSERVATIVE-PLUS
                                                                                 STRATEGY*             ALLOCATION*
                                                                            ------------------  ------------------------
                                                                              2011      2010        2011         2010
                                                                            --------  --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ 11,522  $  3,781  $   496,648  $   644,767
  Net realized gain (loss) on investments..................................    9,147     2,795      689,966      318,981
  Change in unrealized appreciation (depreciation) of investments..........  (17,204)   (3,162)  (1,464,065)   2,644,433
                                                                            --------  --------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................    3,465     3,414     (277,451)   3,608,181
                                                                            --------  --------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  163,790   438,581    3,465,000    4,355,375
   Transfers between funds including guaranteed interest account, net......   87,712   271,242   (2,333,544)  (9,755,944)
   Transfers for contract benefits and terminations........................   (1,702)       --   (2,621,369)  (2,055,975)
   Contract maintenance charges............................................  (78,595)  (18,594)  (2,506,499)  (2,466,960)
                                                                            --------  --------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  171,205   691,229   (3,996,412)  (9,923,504)
                                                                            --------  --------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       --        --           --           --
                                                                            --------  --------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  174,670   694,643   (4,273,863)  (6,315,323)
NET ASSETS -- BEGINNING OF PERIOD..........................................  695,778     1,135   37,969,446   44,284,769
                                                                            --------  --------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $870,448  $695,778  $33,695,583  $37,969,446
                                                                            ========  ========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................       --        --           57          113
  Redeemed.................................................................       --        --          (89)        (190)
                                                                            --------  --------  -----------  -----------
  Net Increase (Decrease)..................................................       --        --          (32)         (77)
                                                                            ========  ========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................        4         9           22           49
  Redeemed.................................................................       (2)       (3)         (19)         (42)
                                                                            --------  --------  -----------  -----------
  Net Increase (Decrease)..................................................        2         6            3            7
                                                                            ========  ========  ===========  ===========

                                                                                  AXA GROWTH
                                                                                   STRATEGY*
                                                                            ----------------------
                                                                               2011        2010
                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   70,985  $   22,832
  Net realized gain (loss) on investments..................................     93,275      32,027
  Change in unrealized appreciation (depreciation) of investments..........   (451,069)     86,172
                                                                            ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (286,809)    141,031
                                                                            ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  6,404,084   1,044,655
   Transfers between funds including guaranteed interest account, net......    100,732     969,299
   Transfers for contract benefits and terminations........................     (2,788)     (2,089)
   Contract maintenance charges............................................   (917,456)   (139,851)
                                                                            ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  5,584,572   1,872,014
                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --          --
                                                                            ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  5,297,763   2,013,045
NET ASSETS -- BEGINNING OF PERIOD..........................................  2,171,913     158,868
                                                                            ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $7,469,676  $2,171,913
                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --
  Redeemed.................................................................         --          --
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................         --          --
                                                                            ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................         55          20
  Redeemed.................................................................         (6)         (3)
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................         49          17
                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA MODERATE
                                                                                      ALLOCATION*
                                                                            ------------------------------
                                                                                 2011            2010
                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   12,880,463  $   20,362,895
  Net realized gain (loss) on investments..................................     19,805,679      19,116,524
  Change in unrealized appreciation (depreciation) of investments..........    (61,782,795)     65,996,783
                                                                            --------------  --------------

  Net Increase (decrease) in net assets from operations....................    (29,096,653)    105,476,202
                                                                            --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     81,465,154      95,847,957
   Transfers between funds including guaranteed interest account, net......    (38,319,530)    (23,260,880)
   Transfers for contract benefits and terminations........................    (60,761,027)    (66,758,989)
   Contract maintenance charges............................................    (81,572,389)    (84,622,154)
                                                                            --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions....    (99,187,792)    (78,794,066)
                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.             --              --
                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................   (128,284,445)     26,682,136
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,176,374,982   1,149,692,846
                                                                            --------------  --------------

NET ASSETS -- END OF PERIOD................................................ $1,048,090,537  $1,176,374,982
                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................             99              99
  Redeemed.................................................................           (279)           (266)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................           (180)           (167)
                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................            112             212
  Redeemed.................................................................            (97)           (107)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................             15             105
                                                                            ==============  ==============

                                                                                  AXA MODERATE             AXA MODERATE-PLUS
                                                                                GROWTH STRATEGY*              ALLOCATION*
                                                                            ------------------------  --------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   209,457  $   103,872  $  4,974,381  $  5,901,985
  Net realized gain (loss) on investments..................................     316,331       75,551    (1,729,714)   (3,453,681)
  Change in unrealized appreciation (depreciation) of investments..........  (1,133,779)     558,808   (23,005,579)   37,688,259
                                                                            -----------  -----------  ------------  ------------

  Net Increase (decrease) in net assets from operations....................    (607,991)     738,231   (19,760,912)   40,136,563
                                                                            -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  11,244,154    3,025,047    53,380,452    68,033,655
   Transfers between funds including guaranteed interest account, net......   1,496,685    3,037,333   (20,855,819)   (8,907,862)
   Transfers for contract benefits and terminations........................    (163,226)      (9,709)  (14,948,235)  (14,360,487)
   Contract maintenance charges............................................  (2,083,453)    (508,805)  (26,393,133)  (26,840,535)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  10,494,160    5,543,866    (8,816,735)   17,924,771
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --        13,498
                                                                            -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................   9,886,169    6,282,097   (28,577,647)   58,074,832
NET ASSETS -- BEGINNING OF PERIOD..........................................  10,098,177    3,816,080   395,674,660   337,599,828
                                                                            -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $19,984,346  $10,098,177  $367,097,013  $395,674,660
                                                                            ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --           151           191
  Redeemed.................................................................          --           --          (261)         (211)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................          --           --          (110)          (20)
                                                                            ===========  ===========  ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................         102           61           169           268
  Redeemed.................................................................          (8)          (9)          (94)          (97)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................          94           52            75           171
                                                                            ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                AXA TACTICAL         AXA TACTICAL
                                                                             MANAGER 2000* (B)     MANAGER 400* (B)
                                                                            -------------------  --------------------
                                                                               2011      2010       2011       2010
                                                                            ---------  --------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (2,990) $   (311) $  (10,084) $ (1,104)
  Net realized gain (loss) on investments..................................    20,410    23,491      67,371    17,897
  Change in unrealized appreciation (depreciation) of investments..........  (121,001)   35,013    (357,797)   82,315
                                                                            ---------  --------  ----------  --------

  Net Increase (decrease) in net assets from operations....................  (103,581)   58,193    (300,510)   99,108
                                                                            ---------  --------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   204,557    53,671     279,543    56,088
   Transfers between funds including guaranteed interest account, net......   259,700   488,641   1,703,347   654,825
   Transfers for contract benefits and terminations........................   (17,346)     (357)     (6,493)     (368)
   Contract maintenance charges............................................   (33,815)   (6,018)    (63,181)   (5,313)
                                                                            ---------  --------  ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....   413,096   535,937   1,913,216   705,232
                                                                            ---------  --------  ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         4         8          28        11
                                                                            ---------  --------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................   309,519   594,138   1,612,734   804,351
NET ASSETS -- BEGINNING OF PERIOD..........................................   594,138        --     804,351        --
                                                                            ---------  --------  ----------  --------

NET ASSETS -- END OF PERIOD................................................ $ 903,657  $594,138  $2,417,085  $804,351
                                                                            =========  ========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         6         7          22         8
  Redeemed.................................................................        (2)       (1)         (5)       --
                                                                            ---------  --------  ----------  --------
  Net Increase (Decrease)..................................................         4         6          17         8
                                                                            =========  ========  ==========  ========

                                                                                AXA TACTICAL
                                                                              MANAGER 500* (B)
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    2,288  $    924
  Net realized gain (loss) on investments..................................     49,230    11,886
  Change in unrealized appreciation (depreciation) of investments..........    (99,402)   53,698
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................    (47,884)   66,508
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    225,459    71,908
   Transfers between funds including guaranteed interest account, net......    538,678   494,624
   Transfers for contract benefits and terminations........................    (36,838)   (2,696)
   Contract maintenance charges............................................    (47,708)  (12,632)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....    679,591   551,204
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          4         6
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    631,711   617,718
NET ASSETS -- BEGINNING OF PERIOD..........................................    617,718        --
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $1,249,429  $617,718
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         10         6
  Redeemed.................................................................         (4)       --
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          6         6
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                            AXA TACTICAL MANAGER     BLACKROCK GLOBAL
                                                                             INTERNATIONAL* (B)   ALLOCATION V.I. FUND (B)
                                                                            --------------------  ----------------------
                                                                               2011       2010       2011         2010
                                                                            ----------  --------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   18,991  $  2,117  $  207,945   $   15,477
  Net realized gain (loss) on investments..................................     (2,737)    3,681     114,405       11,248
  Change in unrealized appreciation (depreciation) of investments..........   (196,454)   18,350    (791,401)      24,490
                                                                            ----------  --------  ----------   ----------

  Net Increase (decrease) in net assets from operations....................   (180,200)   24,148    (469,051)      51,215
                                                                            ----------  --------  ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    165,118    47,330     283,204        5,471
   Transfers between funds including guaranteed interest account, net......  1,048,505   459,917   5,827,129    1,337,449
   Transfers for contract benefits and terminations........................    (11,867)     (443)         --           --
   Contract maintenance charges............................................    (39,172)   (6,822)    (47,539)      (2,191)
                                                                            ----------  --------  ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....  1,162,584   499,982   6,062,794    1,340,729
                                                                            ----------  --------  ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         12         7          --           --
                                                                            ----------  --------  ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................    982,396   524,137   5,593,743    1,391,944
NET ASSETS -- BEGINNING OF PERIOD..........................................    524,137        --   1,391,944           --
                                                                            ----------  --------  ----------   ----------

NET ASSETS -- END OF PERIOD................................................ $1,506,533  $524,137  $6,985,687   $1,391,944
                                                                            ==========  ========  ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --        --          --           --
  Redeemed.................................................................         --        --          --           --
                                                                            ----------  --------  ----------   ----------
  Net Increase (Decrease)..................................................         --        --          --           --
                                                                            ==========  ========  ==========   ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................         15         6          --           --
  Redeemed.................................................................         (3)       (1)         --           --
                                                                            ----------  --------  ----------   ----------
  Net Increase (Decrease)..................................................         12         5          --           --
                                                                            ==========  ========  ==========   ==========

UNIT ACTIVITY CLASS III
  Issued...................................................................         --        --         104           21
  Redeemed.................................................................         --        --         (27)          (4)
                                                                            ----------  --------  ----------   ----------
  Net Increase (Decrease)..................................................         --        --          77           17
                                                                            ==========  ========  ==========   ==========

                                                                            EQ/ALLIANCEBERNSTEIN SMALL
                                                                                    CAP GROWTH*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (893,668) $   (731,327)
  Net realized gain (loss) on investments..................................   13,297,764      (919,771)
  Change in unrealized appreciation (depreciation) of investments..........  (13,897,935)   52,128,365
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................   (1,493,839)   50,477,267
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   10,175,717    14,468,282
   Transfers between funds including guaranteed interest account, net......   (3,885,497)   (2,572,058)
   Transfers for contract benefits and terminations........................  (13,685,096)  (12,929,624)
   Contract maintenance charges............................................   (8,689,917)   (8,877,846)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (16,084,793)   (9,911,246)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (17,578,632)   40,566,021
NET ASSETS -- BEGINNING OF PERIOD..........................................  202,297,735   161,731,714
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $184,719,103  $202,297,735
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           85            74
  Redeemed.................................................................         (130)         (108)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (45)          (34)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           14            18
  Redeemed.................................................................          (40)          (38)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (26)          (20)
                                                                            ============  ============

UNIT ACTIVITY CLASS III
  Issued...................................................................           --            --
  Redeemed.................................................................           --            --
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --            --
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/BLACKROCK            EQ/BOSTON ADVISORS
                                                                                BASIC VALUE EQUITY*          EQUITY INCOME*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,662,816  $  1,621,421  $   219,919  $   226,970
  Net realized gain (loss) on investments..................................     (205,881)   (4,408,364)     369,704     (187,949)
  Change in unrealized appreciation (depreciation) of investments..........   (8,200,922)   22,410,257     (551,183)   1,463,509
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................   (6,743,987)   19,623,314       38,440    1,502,530
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   12,924,600    16,901,902    1,284,899    1,291,359
   Transfers between funds including guaranteed interest account, net......   (1,916,334)   11,004,170      680,923     (321,168)
   Transfers for contract benefits and terminations........................  (18,212,777)  (11,300,152)    (756,385)    (452,936)
   Contract maintenance charges............................................   (9,068,253)   (9,273,492)    (661,838)    (667,181)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (16,272,764)    7,332,428      547,599     (149,926)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (23,016,751)   26,955,742      586,039    1,352,604
NET ASSETS -- BEGINNING OF PERIOD..........................................  189,230,257   162,274,515   11,400,816   10,048,212
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $166,213,506  $189,230,257  $11,986,855  $11,400,816
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           65            80           19           11
  Redeemed.................................................................          (55)          (23)         (20)         (16)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................           10            57           (1)          (5)
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           92           127           24           13
  Redeemed.................................................................         (164)         (110)         (17)         (11)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (72)           17            7            2
                                                                            ============  ============  ===========  ===========

                                                                            EQ/CALVERT SOCIALLY
                                                                               RESPONSIBLE*
                                                                            ------------------
                                                                              2011      2010
                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,047  $ (1,739)
  Net realized gain (loss) on investments..................................    9,942    10,822
  Change in unrealized appreciation (depreciation) of investments..........  (12,441)   68,394
                                                                            --------  --------

  Net Increase (decrease) in net assets from operations....................   (1,452)   77,477
                                                                            --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  100,233   103,440
   Transfers between funds including guaranteed interest account, net......   (5,840)   16,647
   Transfers for contract benefits and terminations........................  (28,540)  (22,623)
   Contract maintenance charges............................................  (49,232)  (48,726)
                                                                            --------  --------

  Net increase (decrease) in net assets from contractowner transactions....   16,621    48,738
                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       --        --
                                                                            --------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................   15,169   126,215
NET ASSETS -- BEGINNING OF PERIOD..........................................  727,119   600,904
                                                                            --------  --------

NET ASSETS -- END OF PERIOD................................................ $742,288  $727,119
                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................       --        --
  Redeemed.................................................................       --        --
                                                                            --------  --------
  Net Increase (Decrease)..................................................       --        --
                                                                            ========  ========

UNIT ACTIVITY CLASS B
  Issued...................................................................        2         3
  Redeemed.................................................................       (2)       (2)
                                                                            --------  --------
  Net Increase (Decrease)..................................................       --         1
                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQ/CAPITAL
                                                                                GUARDIAN RESEARCH*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    232,879  $    247,659
  Net realized gain (loss) on investments..................................      (99,949)   (2,792,609)
  Change in unrealized appreciation (depreciation) of investments..........    3,171,368    15,204,011
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    3,304,298    12,659,061
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    5,657,784     7,501,205
   Transfers between funds including guaranteed interest account, net......   (5,295,178)   (7,668,919)
   Transfers for contract benefits and terminations........................   (8,840,782)   (5,460,999)
   Contract maintenance charges............................................   (5,148,726)   (5,442,111)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (13,626,902)  (11,070,824)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (10,322,604)    1,588,237
NET ASSETS -- BEGINNING OF PERIOD..........................................   93,328,560    91,740,323
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 83,005,956  $ 93,328,560
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           17            11
  Redeemed.................................................................          (20)           (7)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           (3)            4
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           40            29
  Redeemed.................................................................         (137)         (123)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (97)          (94)
                                                                            ============  ============

                                                                                    EQ/COMMON STOCK
                                                                                        INDEX*
                                                                            ------------------------------
                                                                                 2011            2010
                                                                            --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   12,427,112  $   12,695,385
  Net realized gain (loss) on investments..................................    (25,429,885)    (50,755,384)
  Change in unrealized appreciation (depreciation) of investments..........     18,189,546     232,364,042
                                                                            --------------  --------------

  Net Increase (decrease) in net assets from operations....................      5,186,773     194,304,043
                                                                            --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     90,246,392     107,138,377
   Transfers between funds including guaranteed interest account, net......    (53,925,810)    (56,845,318)
   Transfers for contract benefits and terminations........................    (88,786,117)    (79,081,415)
   Contract maintenance charges............................................    (98,862,550)   (104,845,223)
                                                                            --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions....   (151,328,085)   (133,633,579)
                                                                            --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         35,000         159,996
                                                                            --------------  --------------

INCREASE (DECREASE) IN NET ASSETS..........................................   (146,106,312)     60,830,460
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,420,255,516   1,359,425,056
                                                                            --------------  --------------

NET ASSETS -- END OF PERIOD................................................ $1,274,149,204  $1,420,255,516
                                                                            ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................             87              68
  Redeemed.................................................................           (308)           (283)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................           (221)           (215)
                                                                            ==============  ==============

UNIT ACTIVITY CLASS B
  Issued...................................................................             81              91
  Redeemed.................................................................           (188)           (148)
                                                                            --------------  --------------
  Net Increase (Decrease)..................................................           (107)            (57)
                                                                            ==============  ==============

                                                                                  EQ/CORE BOND
                                                                                     INDEX*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   932,323  $ 1,131,431
  Net realized gain (loss) on investments..................................    (439,439)    (402,507)
  Change in unrealized appreciation (depreciation) of investments..........   1,958,498    2,150,177
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................   2,451,382    2,879,101
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   4,694,918    5,203,734
   Transfers between funds including guaranteed interest account, net......  (2,277,680)    (986,868)
   Transfers for contract benefits and terminations........................  (3,027,179)  (2,140,202)
   Contract maintenance charges............................................  (3,020,742)  (3,291,710)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,630,683)  (1,215,046)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (1,179,301)   1,664,055
NET ASSETS -- BEGINNING OF PERIOD..........................................  55,359,127   53,695,072
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $54,179,826  $55,359,127
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          46           68
  Redeemed.................................................................         (67)         (64)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (21)           4
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          22           28
  Redeemed.................................................................         (27)         (42)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (5)         (14)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/EQUITY 500
                                                                                      INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  6,905,357  $  6,341,164
  Net realized gain (loss) on investments..................................    3,835,219    (5,047,436)
  Change in unrealized appreciation (depreciation) of investments..........   (3,450,003)   69,628,822
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    7,290,573    70,922,550
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   31,195,846    51,965,754
   Transfers between funds including guaranteed interest account, net......  (18,749,711)   (7,719,392)
   Transfers for contract benefits and terminations........................  (58,287,285)  (45,059,316)
   Contract maintenance charges............................................  (29,863,860)  (31,947,804)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (75,705,010)  (32,760,758)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (68,414,437)   38,161,792
NET ASSETS -- BEGINNING OF PERIOD..........................................  566,634,566   528,472,774
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $498,220,129  $566,634,566
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          181           134
  Redeemed.................................................................         (366)         (239)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (185)         (105)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................          212           209
  Redeemed.................................................................         (269)         (224)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (57)          (15)
                                                                            ============  ============

                                                                                     EQ/EQUITY              EQ/GAMCO MERGERS
                                                                                   GROWTH PLUS*            AND ACQUISITIONS*
                                                                            --------------------------  -----------------------
                                                                                2011          2010          2011        2010
                                                                            ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    (40,267) $     (3,552) $   (16,273) $  (33,949)
  Net realized gain (loss) on investments..................................   (1,243,182)   (4,404,735)     636,031     466,433
  Change in unrealized appreciation (depreciation) of investments..........   (5,332,370)   20,982,358     (544,667)    300,601
                                                                            ------------  ------------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................   (6,615,819)   16,574,071       75,091     733,085
                                                                            ------------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    8,577,105    12,418,085    1,050,530     855,261
   Transfers between funds including guaranteed interest account, net......  (17,159,214)  (18,502,548)   2,143,800   2,283,140
   Transfers for contract benefits and terminations........................   (6,524,186)   (7,072,749)    (235,183)   (336,269)
   Contract maintenance charges............................................   (6,064,481)   (6,744,738)    (440,973)   (337,090)
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (21,170,776)  (19,901,950)   2,518,174   2,465,042
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --          47
                                                                            ------------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (27,786,595)   (3,327,879)   2,593,265   3,198,174
NET ASSETS -- BEGINNING OF PERIOD..........................................  125,137,983   128,465,862    9,798,079   6,599,905
                                                                            ------------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 97,351,388  $125,137,983  $12,391,344  $9,798,079
                                                                            ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           30            11           17           2
  Redeemed.................................................................          (60)          (34)         (10)         --
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          (30)          (23)           7           2
                                                                            ============  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           36            41           40          51
  Redeemed.................................................................         (137)         (157)         (25)        (29)
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................         (101)         (116)          15          22
                                                                            ============  ============  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQ/GAMCO SMALL               EQ/GLOBAL
                                                                                  COMPANY VALUE*               BOND PLUS*
                                                                            -------------------------  -------------------------
                                                                                2011          2010         2011          2010
                                                                            ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (242,053) $    48,939  $    750,063  $   884,508
  Net realized gain (loss) on investments..................................    8,777,522    1,380,135       638,364     (381,781)
  Change in unrealized appreciation (depreciation) of investments..........  (12,378,086)  18,093,960      (106,388)   1,697,159
                                                                            ------------  -----------  ------------  -----------

  Net Increase (decrease) in net assets from operations....................   (3,842,617)  19,523,034     1,282,039    2,199,886
                                                                            ------------  -----------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    8,612,384    7,127,888     2,264,547    4,536,772
   Transfers between funds including guaranteed interest account, net......   (2,130,353)  23,314,445     2,382,941    1,570,757
   Transfers for contract benefits and terminations........................   (3,830,252)  (2,648,196)  (14,149,074)  (5,600,692)
   Contract maintenance charges............................................   (4,084,204)  (3,265,785)   (1,387,672)  (1,605,506)
                                                                            ------------  -----------  ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (1,432,425)  24,528,352   (10,889,258)  (1,098,669)
                                                                            ------------  -----------  ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --             3           --
                                                                            ------------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (5,275,042)  44,051,386    (9,607,216)   1,101,217
NET ASSETS -- BEGINNING OF PERIOD..........................................   95,093,759   51,042,373    33,233,810   32,132,593
                                                                            ------------  -----------  ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 89,818,717  $95,093,759  $ 23,626,594  $33,233,810
                                                                            ============  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           56           21           257          161
  Redeemed.................................................................          (30)          (1)         (331)        (171)
                                                                            ------------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................           26           20           (74)         (10)
                                                                            ============  ===========  ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          160          286            14           25
  Redeemed.................................................................         (200)        (103)          (19)         (23)
                                                                            ------------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................          (40)         183            (5)           2
                                                                            ============  ===========  ============  ===========

                                                                                     EQ/GLOBAL
                                                                               MULTI-SECTOR EQUITY*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  2,712,794  $  1,595,808
  Net realized gain (loss) on investments..................................  (11,844,797)  (24,503,958)
  Change in unrealized appreciation (depreciation) of investments..........  (15,125,579)   46,739,859
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (24,257,582)   23,831,709
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   12,355,321    23,114,402
   Transfers between funds including guaranteed interest account, net......  (23,791,296)  (30,121,038)
   Transfers for contract benefits and terminations........................  (14,497,638)  (17,822,336)
   Contract maintenance charges............................................   (9,568,051)  (10,973,451)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (35,501,664)  (35,802,423)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (59,759,246)  (11,970,714)
NET ASSETS -- BEGINNING OF PERIOD..........................................  225,015,680   236,986,394
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $165,256,434  $225,015,680
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           30            22
  Redeemed.................................................................          (26)          (17)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................            4             5
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           58           151
  Redeemed.................................................................         (224)         (331)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (166)         (180)
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  EQ/INTERMEDIATE
                                                                                    GOVERNMENT              EQ/INTERNATIONAL
                                                                                    BOND INDEX*                CORE PLUS*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    173,730  $    996,933  $   781,547  $   450,706
  Net realized gain (loss) on investments..................................      425,522       298,989      480,501   (2,303,948)
  Change in unrealized appreciation (depreciation) of investments..........    4,393,956     3,429,412   (6,969,383)   4,731,667
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................    4,993,208     4,725,334   (5,707,335)   2,878,425
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    7,414,405     8,187,638    2,410,847    2,774,394
   Transfers between funds including guaranteed interest account, net......   (5,009,754)   (8,599,882)    (351,323)   1,657,965
   Transfers for contract benefits and terminations........................   (4,921,767)   (5,573,588)  (1,043,367)  (1,055,939)
   Contract maintenance charges............................................   (6,823,436)   (7,652,365)  (1,305,973)  (1,349,762)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (9,340,552)  (13,638,197)    (289,816)   2,026,658
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (4,347,344)   (8,912,863)  (5,997,151)   4,905,083
NET ASSETS -- BEGINNING OF PERIOD..........................................  105,111,228   114,024,091   32,854,876   27,949,793
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $100,763,884  $105,111,228  $26,857,725  $32,854,876
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           77           176           14           15
  Redeemed.................................................................          (93)         (232)         (14)          (6)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (16)          (56)          --            9
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           10            71           61           71
  Redeemed.................................................................          (32)          (72)         (65)         (68)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (22)           (1)          (4)           3
                                                                            ============  ============  ===========  ===========

                                                                                 EQ/INTERNATIONAL
                                                                                   EQUITY INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  9,153,021  $  7,839,042
  Net realized gain (loss) on investments..................................   (5,990,514)   (8,594,774)
  Change in unrealized appreciation (depreciation) of investments..........  (49,282,418)   18,679,628
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (46,119,911)   17,923,896
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   25,897,878    34,315,344
   Transfers between funds including guaranteed interest account, net......  (22,804,866)  (27,915,125)
   Transfers for contract benefits and terminations........................  (25,040,624)  (28,302,121)
   Contract maintenance charges............................................  (24,212,585)  (26,444,290)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (46,160,197)  (48,346,192)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (92,280,108)  (30,422,296)
NET ASSETS -- BEGINNING OF PERIOD..........................................  412,044,801   442,467,097
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $319,764,693  $412,044,801
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           79            95
  Redeemed.................................................................         (358)         (407)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (279)         (312)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           32            29
  Redeemed.................................................................          (68)          (71)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (36)          (42)
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 EQ/INTERNATIONAL              EQ/JPMORGAN
                                                                                    VALUE PLUS*           VALUE OPPORTUNITIES*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,778,873  $    508,424  $   161,849  $   233,599
  Net realized gain (loss) on investments..................................   (3,624,881)   (5,190,116)    (159,703)  (2,552,989)
  Change in unrealized appreciation (depreciation) of investments..........  (16,789,765)   11,318,334   (1,625,630)   5,371,707
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (18,635,773)    6,636,642   (1,623,484)   3,052,317
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    8,432,052    15,064,908    1,870,622    2,954,128
   Transfers between funds including guaranteed interest account, net......   (9,826,059)  (11,543,238)  (2,967,258)  (2,215,929)
   Transfers for contract benefits and terminations........................  (10,660,332)  (11,543,261)  (1,600,885)  (1,817,628)
   Contract maintenance charges............................................   (6,136,484)   (6,801,700)  (1,500,008)  (1,620,437)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (18,190,823)  (14,823,291)  (4,197,529)  (2,699,866)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --            3           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (36,826,596)   (8,186,649)  (5,821,010)     352,451
NET ASSETS -- BEGINNING OF PERIOD..........................................  128,829,512   137,016,161   28,241,630   27,889,179
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 92,002,916  $128,829,512  $22,420,620  $28,241,630
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           24            16            8            7
  Redeemed.................................................................          (23)          (17)          (9)          (2)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................            1            (1)          (1)           5
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           83           115           20           31
  Redeemed.................................................................         (199)         (214)         (48)         (55)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................         (116)          (99)         (28)         (24)
                                                                            ============  ============  ===========  ===========

                                                                            EQ/LARGE CAP CORE PLUS*
                                                                            -----------------------
                                                                               2011         2010
                                                                            ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   54,061  $    35,912
  Net realized gain (loss) on investments..................................     75,225     (391,805)
  Change in unrealized appreciation (depreciation) of investments..........   (480,285)   1,235,127
                                                                            ----------  -----------

  Net Increase (decrease) in net assets from operations....................   (350,999)     879,234
                                                                            ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    718,999      833,917
   Transfers between funds including guaranteed interest account, net......    321,270   (1,488,319)
   Transfers for contract benefits and terminations........................   (663,521)    (541,881)
   Contract maintenance charges............................................   (497,768)    (510,389)
                                                                            ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (121,020)  (1,706,672)
                                                                            ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --           --
                                                                            ----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (472,019)    (827,438)
NET ASSETS -- BEGINNING OF PERIOD..........................................  7,872,958    8,700,396
                                                                            ----------  -----------

NET ASSETS -- END OF PERIOD................................................ $7,400,939  $ 7,872,958
                                                                            ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          3            2
  Redeemed.................................................................         (2)          (1)
                                                                            ----------  -----------
  Net Increase (Decrease)..................................................          1            1
                                                                            ==========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         22           17
  Redeemed.................................................................        (26)         (39)
                                                                            ----------  -----------
  Net Increase (Decrease)..................................................         (4)         (22)
                                                                            ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/LARGE CAP
                                                                                   GROWTH INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    476,111  $    508,240
  Net realized gain (loss) on investments..................................    5,457,929       704,947
  Change in unrealized appreciation (depreciation) of investments..........   (3,616,157)   12,995,069
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    2,317,883    14,208,256
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    7,649,260     9,312,509
   Transfers between funds including guaranteed interest account, net......       52,853    (3,045,666)
   Transfers for contract benefits and terminations........................  (10,687,172)   (8,547,386)
   Contract maintenance charges............................................   (6,114,737)   (6,395,489)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....   (9,099,796)   (8,676,032)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................   (6,781,913)    5,532,224
NET ASSETS -- BEGINNING OF PERIOD..........................................  106,156,289   100,624,065
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 99,374,376  $106,156,289
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           25            13
  Redeemed.................................................................          (23)           (9)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................            2             4
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................          167            94
  Redeemed.................................................................         (271)         (218)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (104)         (124)
                                                                            ============  ============

                                                                                   EQ/LARGE CAP              EQ/LARGE CAP
                                                                                 GROWTH PLUS* (D)          VALUE INDEX* (E)
                                                                            --------------------------  ----------------------
                                                                                2011          2010         2011        2010
                                                                            ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (114,783) $   (152,695) $  130,247  $   58,801
  Net realized gain (loss) on investments..................................    3,074,211     2,145,168     260,548    (148,155)
  Change in unrealized appreciation (depreciation) of investments..........   (7,389,362)   14,388,588    (222,951)    658,775
                                                                            ------------  ------------  ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (4,429,934)   16,381,061     167,844     569,421
                                                                            ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   11,002,686    13,119,697     935,646     454,296
   Transfers between funds including guaranteed interest account, net......   (2,183,643)   (9,544,391)  4,602,963   1,025,055
   Transfers for contract benefits and terminations........................  (12,805,073)   (9,735,324)   (285,842)   (114,934)
   Contract maintenance charges............................................   (8,380,278)   (8,866,069)   (371,988)   (215,631)
                                                                            ------------  ------------  ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (12,366,308)  (15,026,087)  4,880,779   1,148,786
                                                                            ------------  ------------  ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --          --          --
                                                                            ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (16,796,242)    1,354,974   5,048,623   1,718,207
NET ASSETS -- BEGINNING OF PERIOD..........................................  132,457,534   131,102,560   4,835,730   3,117,523
                                                                            ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $115,661,292  $132,457,534  $9,884,353  $4,835,730
                                                                            ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................            9             6          93          29
  Redeemed.................................................................          (12)           (8)        (36)        (12)
                                                                            ------------  ------------  ----------  ----------
  Net Increase (Decrease)..................................................           (3)           (2)         57          17
                                                                            ============  ============  ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           71            37          49          11
  Redeemed.................................................................         (133)         (134)        (15)         (6)
                                                                            ------------  ------------  ----------  ----------
  Net Increase (Decrease)..................................................          (62)          (97)         34           5
                                                                            ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/LARGE CAP         EQ/LORD ABBETT LARGE CAP
                                                                                    VALUE PLUS*                   CORE*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  2,772,326  $  3,125,323  $   110,197  $    54,381
  Net realized gain (loss) on investments..................................  (30,710,826)  (37,791,000)     802,619      284,137
  Change in unrealized appreciation (depreciation) of investments..........    9,709,243    78,859,523   (2,464,397)   1,423,291
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (18,229,257)   44,193,846   (1,551,581)   1,761,809
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   29,707,094    39,862,885    1,610,119    1,206,626
   Transfers between funds including guaranteed interest account, net......  (38,609,993)  (39,606,275)    (944,610)   7,570,280
   Transfers for contract benefits and terminations........................  (25,667,960)  (27,741,308)    (441,509)    (523,086)
   Contract maintenance charges............................................  (26,245,579)  (28,929,389)    (609,944)    (534,419)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (60,816,438)  (56,414,087)    (385,944)   7,719,401
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --       (11,134)           3           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (79,045,695)  (12,231,375)  (1,937,522)   9,481,210
NET ASSETS -- BEGINNING OF PERIOD..........................................  390,942,945   403,174,320   17,880,092    8,398,882
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $311,897,250  $390,942,945  $15,942,570  $17,880,092
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           54            64           42          104
  Redeemed.................................................................         (468)         (468)         (47)         (27)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................         (414)         (404)          (5)          77
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           26            21           13           15
  Redeemed.................................................................         (107)         (116)          (8)         (11)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (81)          (95)           5            4
                                                                            ============  ============  ===========  ===========

                                                                              EQ/MFS INTERNATIONAL
                                                                                     GROWTH*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    82,854  $   130,481
  Net realized gain (loss) on investments..................................   1,944,779      131,621
  Change in unrealized appreciation (depreciation) of investments..........  (5,306,944)   3,444,141
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (3,279,311)   3,706,243
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,436,625    2,425,196
   Transfers between funds including guaranteed interest account, net......    (134,598)   3,282,273
   Transfers for contract benefits and terminations........................    (966,869)    (814,908)
   Contract maintenance charges............................................  (1,309,308)  (1,228,493)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....      25,850    3,664,068
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --          (45)
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (3,253,461)   7,370,266
NET ASSETS -- BEGINNING OF PERIOD..........................................  29,995,665   22,625,399
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $26,742,204  $29,995,665
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          --           --
  Redeemed.................................................................          --           --
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          --           --
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          87          113
  Redeemed.................................................................         (92)         (79)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (5)          34
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQ/MID CAP
                                                                                      INDEX*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    296,217  $    394,341
  Net realized gain (loss) on investments..................................       92,661    (7,505,044)
  Change in unrealized appreciation (depreciation) of investments..........   (2,682,025)   27,596,922
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................   (2,293,147)   20,486,219
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    7,402,773     9,406,573
   Transfers between funds including guaranteed interest account, net......   (6,583,254)   (3,844,451)
   Transfers for contract benefits and terminations........................  (10,255,431)   (5,846,634)
   Contract maintenance charges............................................   (5,088,139)   (5,296,084)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (14,524,051)   (5,580,596)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (16,817,198)   14,905,623
NET ASSETS -- BEGINNING OF PERIOD..........................................  100,255,998    85,350,375
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 83,438,800  $100,255,998
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           21            15
  Redeemed.................................................................          (25)          (17)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           (4)           (2)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           60            89
  Redeemed.................................................................         (166)         (133)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (106)          (44)
                                                                            ============  ============

                                                                                    EQ/MID CAP
                                                                                    VALUE PLUS*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,304,593  $  1,789,270
  Net realized gain (loss) on investments..................................    8,487,861     1,142,187
  Change in unrealized appreciation (depreciation) of investments..........  (28,990,184)   41,689,274
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (19,197,730)   44,620,731
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   15,830,369    22,140,180
   Transfers between funds including guaranteed interest account, net......  (20,508,299)  (29,670,570)
   Transfers for contract benefits and terminations........................  (22,386,464)  (16,040,206)
   Contract maintenance charges............................................  (12,334,078)  (13,452,959)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (39,398,472)  (37,023,555)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (58,596,202)    7,597,176
NET ASSETS -- BEGINNING OF PERIOD..........................................  233,425,259   225,828,083
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $174,829,057  $233,425,259
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           53            54
  Redeemed.................................................................         (263)         (278)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (210)         (224)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................            7            11
  Redeemed.................................................................           (7)           (9)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --             2
                                                                            ============  ============

                                                                                 EQ/MONEY MARKET*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (924,149) $   (860,747)
  Net realized gain (loss) on investments..................................       40,477        77,653
  Change in unrealized appreciation (depreciation) of investments..........      (68,461)      (48,563)
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................     (952,133)     (831,657)
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   81,231,131   110,441,359
   Transfers between funds including guaranteed interest account, net......  (58,360,481)  (96,230,144)
   Transfers for contract benefits and terminations........................  (59,359,293)  (73,449,796)
   Contract maintenance charges............................................  (24,247,712)  (27,872,133)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (60,736,355)  (87,110,714)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           (5)      118,268
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (61,688,493)  (87,824,103)
NET ASSETS -- BEGINNING OF PERIOD..........................................  298,395,702   386,219,805
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $236,707,209  $298,395,702
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................        1,323           971
  Redeemed.................................................................       (1,318)       (1,335)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................            5          (364)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................          648           565
  Redeemed.................................................................         (678)         (688)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (30)         (123)
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   EQ/MONTAG &            EQ/MORGAN STANLEY
                                                                                CALDWELL GROWTH*           MID CAP GROWTH*
                                                                            ------------------------  -------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    74,525  $   105,446  $    (91,077) $   (34,719)
  Net realized gain (loss) on investments..................................   1,705,187      (10,332)    9,179,756      586,728
  Change in unrealized appreciation (depreciation) of investments..........  (1,049,856)   2,146,694   (13,829,947)  11,175,580
                                                                            -----------  -----------  ------------  -----------

  Net Increase (decrease) in net assets from operations....................     729,856    2,241,808    (4,741,268)  11,727,589
                                                                            -----------  -----------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,384,611    1,759,219     5,041,620    4,023,311
   Transfers between funds including guaranteed interest account, net......  (2,856,288)   6,890,137     1,593,082    8,302,432
   Transfers for contract benefits and terminations........................    (993,980)    (839,829)   (2,260,651)  (1,390,131)
   Contract maintenance charges............................................    (821,982)    (833,765)   (2,542,335)  (1,999,285)
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,287,639)   6,975,762     1,831,716    8,936,327
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --           --
                                                                            -----------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,557,783)   9,217,570    (2,909,552)  20,663,916
NET ASSETS -- BEGINNING OF PERIOD..........................................  27,525,057   18,307,487    54,281,030   33,617,114
                                                                            -----------  -----------  ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $24,967,274  $27,525,057  $ 51,371,478  $54,281,030
                                                                            ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          24          114           106          122
  Redeemed.................................................................         (51)         (45)         (108)         (75)
                                                                            -----------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................         (27)          69            (2)          47
                                                                            ===========  ===========  ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          35           33            38           48
  Redeemed.................................................................         (42)         (21)          (29)         (21)
                                                                            -----------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................          (7)          12             9           27
                                                                            ===========  ===========  ============  ===========

                                                                                 EQ/PIMCO ULTRA
                                                                                   SHORT BOND*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   127,223  $    (9,360)
  Net realized gain (loss) on investments..................................     (59,070)    (411,613)
  Change in unrealized appreciation (depreciation) of investments..........    (238,495)     786,732
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................    (170,342)     365,759
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   4,831,968    6,168,867
   Transfers between funds including guaranteed interest account, net......  (6,147,250)  (3,306,739)
   Transfers for contract benefits and terminations........................  (2,538,439)  (3,628,165)
   Contract maintenance charges............................................  (3,061,380)  (3,542,127)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (6,915,101)  (4,308,164)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (7,085,443)  (3,942,405)
NET ASSETS -- BEGINNING OF PERIOD..........................................  51,034,133   54,976,538
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $43,948,690  $51,034,133
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          40          218
  Redeemed.................................................................         (81)        (263)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (41)         (45)
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          33           68
  Redeemed.................................................................         (54)         (61)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (21)           7
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    EQ/QUALITY
                                                                                    BOND PLUS*           EQ/SMALL COMPANY INDEX*
                                                                            --------------------------  ------------------------
                                                                                2011          2010          2011         2010
                                                                            ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  1,675,055  $  9,703,295  $   303,610  $   431,462
  Net realized gain (loss) on investments..................................   (2,241,479)     (523,189)   4,436,239   (3,570,215)
  Change in unrealized appreciation (depreciation) of investments..........    1,363,118    (2,446,430)  (7,188,966)  14,749,232
                                                                            ------------  ------------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................      796,694     6,733,676   (2,449,117)  11,610,479
                                                                            ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    6,252,618    19,204,682    3,772,946    5,466,429
   Transfers between funds including guaranteed interest account, net......   (9,287,364)  (33,385,171)    (115,754)     442,976
   Transfers for contract benefits and terminations........................   (4,564,883)   (5,751,457)  (3,130,900)  (3,330,164)
   Contract maintenance charges............................................   (6,104,681)   (6,920,597)  (2,358,279)  (2,403,608)
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (13,704,310)  (26,852,543)  (1,831,987)     175,633
                                                                            ------------  ------------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --           --
                                                                            ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (12,907,616)  (20,118,867)  (4,281,104)  11,786,112
NET ASSETS -- BEGINNING OF PERIOD..........................................   92,869,637   112,988,504   57,852,836   46,066,724
                                                                            ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 79,962,021  $ 92,869,637  $53,571,732  $57,852,836
                                                                            ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           47           133           62           56
  Redeemed.................................................................          (97)         (230)         (66)         (52)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (50)          (97)          (4)           4
                                                                            ============  ============  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           12            19           26           18
  Redeemed.................................................................          (23)          (41)         (25)         (11)
                                                                            ------------  ------------  -----------  -----------
  Net Increase (Decrease)..................................................          (11)          (22)           1            7
                                                                            ============  ============  ===========  ===========

                                                                             EQ/T. ROWE PRICE GROWTH
                                                                                     STOCK*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (155,303) $  (142,827)
  Net realized gain (loss) on investments..................................   2,593,055      125,152
  Change in unrealized appreciation (depreciation) of investments..........  (3,178,512)   5,107,375
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................    (740,760)   5,089,700
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,308,262    4,450,671
   Transfers between funds including guaranteed interest account, net......   1,075,802      927,498
   Transfers for contract benefits and terminations........................  (6,587,942)  (3,348,970)
   Contract maintenance charges............................................  (1,947,008)  (1,894,028)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (4,150,886)     135,171
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.      (1,065)          --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (4,892,711)   5,224,871
NET ASSETS -- BEGINNING OF PERIOD..........................................  38,503,502   33,278,631
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $33,610,791  $38,503,502
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           9           17
  Redeemed.................................................................         (15)         (11)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (6)           6
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         108          116
  Redeemed.................................................................        (149)        (118)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (41)          (2)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                EQ/UBS GROWTH &          EQ/VAN KAMPEN
                                                                                    INCOME*                COMSTOCK*
                                                                            ----------------------  ----------------------
                                                                               2011        2010        2011        2010
                                                                            ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   23,126  $   19,264  $   62,136  $   44,883
  Net realized gain (loss) on investments..................................    102,567     (98,512)     64,210     (57,109)
  Change in unrealized appreciation (depreciation) of investments..........   (273,800)    667,241    (225,974)    528,372
                                                                            ----------  ----------  ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (148,107)    587,993     (99,628)    516,146
                                                                            ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    478,224     593,209     454,010     388,148
   Transfers between funds including guaranteed interest account, net......   (362,536)    (36,961)  1,169,696   1,027,285
   Transfers for contract benefits and terminations........................   (218,454)   (208,668)    (84,850)    (85,160)
   Contract maintenance charges............................................   (268,318)   (276,522)   (220,455)   (182,586)
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   (371,084)     71,058   1,318,401   1,147,687
                                                                            ----------  ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         --          --          --          --
                                                                            ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (519,191)    659,051   1,218,773   1,663,833
NET ASSETS -- BEGINNING OF PERIOD..........................................  5,420,462   4,761,411   4,199,928   2,536,095
                                                                            ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $4,901,271  $5,420,462  $5,418,701  $4,199,928
                                                                            ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................         --          --          20           7
  Redeemed.................................................................         --          --          (9)         (5)
                                                                            ----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         --          --          11           2
                                                                            ==========  ==========  ==========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................          7          19          28          12
  Redeemed.................................................................        (11)        (19)        (24)         (2)
                                                                            ----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         (4)         --           4          10
                                                                            ==========  ==========  ==========  ==========

                                                                                 EQ/WELLS FARGO
                                                                                  OMEGA GROWTH*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (168,866) $  (116,749)
  Net realized gain (loss) on investments..................................   3,752,128    3,209,597
  Change in unrealized appreciation (depreciation) of investments..........  (8,605,256)   3,770,076
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (5,021,994)   6,862,924
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,816,138    4,683,512
   Transfers between funds including guaranteed interest account, net......  15,454,981   21,093,865
   Transfers for contract benefits and terminations........................  (3,611,038)  (2,867,012)
   Contract maintenance charges............................................  (1,684,992)  (1,250,346)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  13,975,089   21,660,019
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   8,953,095   28,522,943
NET ASSETS -- BEGINNING OF PERIOD..........................................  54,740,075   26,217,132
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $63,693,170  $54,740,075
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          48           18
  Redeemed.................................................................         (22)          (4)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          26           14
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................         234          258
  Redeemed.................................................................        (143)         (87)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          91          171
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                              FIDELITY(R) VIP ASSET
                                                                                 MANAGER: GROWTH            FIDELITY(R) VIP
                                                                                    PORTFOLIO           CONTRAFUND(R) PORTFOLIO
                                                                            ------------------------  --------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    56,932  $    27,498  $    389,578  $    375,679
  Net realized gain (loss) on investments..................................     267,048      254,385     7,637,744    (2,745,095)
  Change in unrealized appreciation (depreciation) of investments..........    (617,939)     435,109   (10,121,277)    9,096,325
                                                                            -----------  -----------  ------------  ------------

  Net Increase (decrease) in net assets from operations....................    (293,959)     716,992    (2,093,955)    6,726,909
                                                                            -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     101,193      855,621     1,971,031    11,886,916
   Transfers between funds including guaranteed interest account, net......  (1,449,314)  (3,140,760)    9,216,535       (28,297)
   Transfers for contract benefits and terminations........................    (717,491)    (748,092)  (23,266,129)  (10,468,125)
   Contract maintenance charges............................................     (82,877)    (120,085)   (1,051,959)     (874,911)
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (2,148,489)  (3,153,316)  (13,130,522)      515,583
                                                                            -----------  -----------  ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --            --
                                                                            -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,442,448)  (2,436,324)  (15,224,477)    7,242,492
NET ASSETS -- BEGINNING OF PERIOD..........................................   3,707,956    6,144,280    46,065,523    38,823,031
                                                                            -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 1,265,508  $ 3,707,956  $ 30,841,046  $ 46,065,523
                                                                            ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          18           13           170           128
  Redeemed.................................................................         (29)         (34)         (191)          (83)
                                                                            -----------  -----------  ------------  ------------
  Net Increase (Decrease)..................................................         (11)         (21)          (21)           45
                                                                            ===========  ===========  ============  ============

                                                                                 FIDELITY(R) VIP
                                                                                  EQUITY-INCOME
                                                                                    PORTFOLIO
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   101,202  $    72,693
  Net realized gain (loss) on investments..................................     865,441     (893,320)
  Change in unrealized appreciation (depreciation) of investments..........  (1,013,513)   1,541,601
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................     (46,870)     720,974
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      73,905    1,163,444
   Transfers between funds including guaranteed interest account, net......  (2,121,815)  (1,315,406)
   Transfers for contract benefits and terminations........................  (1,612,748)  (1,095,885)
   Contract maintenance charges............................................     (90,113)    (128,132)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,750,771)  (1,375,979)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (3,797,641)    (655,005)
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,715,143    5,370,148
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $   917,502  $ 4,715,143
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          34           21
  Redeemed.................................................................         (56)         (19)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (22)           2
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY(R) VIP           FIDELITY(R) VIP
                                                                                 GROWTH & INCOME             HIGH INCOME
                                                                                    PORTFOLIO                 PORTFOLIO
                                                                            ------------------------  -------------------------
                                                                                2011         2010         2011          2010
                                                                            -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    80,094  $    19,297  $    726,285  $ 1,512,167
  Net realized gain (loss) on investments..................................     470,683      200,758       658,833    2,251,302
  Change in unrealized appreciation (depreciation) of investments..........    (494,360)     326,909      (807,650)  (1,337,014)
                                                                            -----------  -----------  ------------  -----------

  Net Increase (decrease) in net assets from operations....................      56,417      546,964       577,468    2,426,455
                                                                            -----------  -----------  ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     283,262    1,251,640       233,417    4,122,460
   Transfers between funds including guaranteed interest account, net......   1,503,950     (971,461)    3,024,795      127,892
   Transfers for contract benefits and terminations........................  (4,510,922)  (1,124,267)  (13,867,113)  (4,147,081)
   Contract maintenance charges............................................    (107,820)    (106,419)     (292,769)    (364,427)
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (2,831,530)    (950,507)  (10,901,670)    (261,156)
                                                                            -----------  -----------  ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --            --           --
                                                                            -----------  -----------  ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,775,113)    (403,543)  (10,324,202)   2,165,299
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,338,092    4,741,635    20,003,746   17,838,447
                                                                            -----------  -----------  ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 1,562,979  $ 4,338,092  $  9,679,544  $20,003,746
                                                                            ===========  ===========  ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          41           24            79           84
  Redeemed.................................................................         (56)         (29)         (142)         (72)
                                                                            -----------  -----------  ------------  -----------
  Net Increase (Decrease)..................................................         (15)          (5)          (63)          12
                                                                            ===========  ===========  ============  ===========

                                                                                 FIDELITY(R) VIP
                                                                                 INVESTMENT GRADE
                                                                                  BOND PORTFOLIO
                                                                            -------------------------
                                                                                2011          2010
                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    401,649  $   777,657
  Net realized gain (loss) on investments..................................      725,082    1,665,271
  Change in unrealized appreciation (depreciation) of investments..........      (67,371)    (859,308)
                                                                            ------------  -----------

  Net Increase (decrease) in net assets from operations....................    1,059,360    1,583,620
                                                                            ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      195,672      390,007
   Transfers between funds including guaranteed interest account, net......  (10,089,389)     878,531
   Transfers for contract benefits and terminations........................     (306,482)    (438,953)
   Contract maintenance charges............................................     (194,221)    (411,817)
                                                                            ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (10,394,420)     417,768
                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --
                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   (9,335,060)   2,001,388
NET ASSETS -- BEGINNING OF PERIOD..........................................   21,979,804   19,978,416
                                                                            ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 12,644,744  $21,979,804
                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................           46          118
  Redeemed.................................................................         (115)         (98)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................          (69)          20
                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY(R) VIP            FIDELITY(R) VIP
                                                                                     MID CAP                  MONEY MARKET
                                                                                    PORTFOLIO                  PORTFOLIO
                                                                            -------------------------  -------------------------
                                                                                2011          2010         2011         2010
                                                                            ------------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    (27,636) $    51,442  $       154  $      1,834
  Net realized gain (loss) on investments..................................    5,403,583   (1,995,194)           2            12
  Change in unrealized appreciation (depreciation) of investments..........  (10,319,155)  11,245,885           (2)          (10)
                                                                            ------------  -----------  -----------  ------------

  Net Increase (decrease) in net assets from operations....................   (4,943,208)   9,302,133          154         1,836
                                                                            ------------  -----------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    1,263,044    7,020,473      827,369       186,870
   Transfers between funds including guaranteed interest account, net......  (15,397,313)  12,819,972   (1,518,755)  (12,287,013)
   Transfers for contract benefits and terminations........................   (5,521,653)  (6,972,073)     (40,886)     (217,166)
   Contract maintenance charges............................................     (801,199)    (758,070)     (55,775)     (154,498)
                                                                            ------------  -----------  -----------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (20,457,121)  12,110,302     (788,047)  (12,471,807)
                                                                            ------------  -----------  -----------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --           --            --
                                                                            ------------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (25,400,329)  21,412,435     (787,893)  (12,469,971)
NET ASSETS -- BEGINNING OF PERIOD..........................................   53,110,556   31,698,121    1,544,072    14,014,043
                                                                            ------------  -----------  -----------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 27,710,227  $53,110,556  $   756,179  $  1,544,072
                                                                            ============  ===========  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................           91          138           28            58
  Redeemed.................................................................         (186)         (31)         (27)         (172)
                                                                            ------------  -----------  -----------  ------------
  Net Increase (Decrease)..................................................          (95)         107            1          (114)
                                                                            ============  ===========  ===========  ============

                                                                                 FIDELITY(R) VIP
                                                                                      VALUE
                                                                                    PORTFOLIO
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    29,026  $    56,120
  Net realized gain (loss) on investments..................................     398,103      468,662
  Change in unrealized appreciation (depreciation) of investments..........    (452,778)     318,939
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................     (25,649)     843,721
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      31,622    1,860,786
   Transfers between funds including guaranteed interest account, net......    (962,618)    (673,485)
   Transfers for contract benefits and terminations........................  (3,836,089)  (1,896,822)
   Contract maintenance charges............................................     (76,256)    (152,279)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (4,843,341)    (861,800)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (4,868,990)     (18,079)
NET ASSETS -- BEGINNING OF PERIOD..........................................   5,428,282    5,446,361
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $   559,292  $ 5,428,282
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          17           32
  Redeemed.................................................................         (47)         (38)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (30)          (6)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY(R) VIP
                                                                                      VALUE           FRANKLIN RISING DIVIDENDS
                                                                              STRATEGIES PORTFOLIO       SECURITIES FUND (B)
                                                                            ------------------------  ------------------------
                                                                                2011         2010         2011         2010
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    28,905  $    14,777  $   169,302  $   (10,781)
  Net realized gain (loss) on investments..................................     470,079    1,364,597      142,046       58,781
  Change in unrealized appreciation (depreciation) of investments..........    (799,799)     (33,975)     152,517      559,251
                                                                            -----------  -----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................    (300,815)   1,345,399      463,865      607,251
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      60,229    1,644,763    1,291,308      198,297
   Transfers between funds including guaranteed interest account, net......      76,855   (1,764,369)   1,680,926   16,926,603
   Transfers for contract benefits and terminations........................  (4,851,525)  (1,641,886)    (886,070)    (245,121)
   Contract maintenance charges............................................     (73,140)    (145,636)    (465,618)     (49,185)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (4,787,581)  (1,907,128)   1,620,546   16,830,594
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --         (263)         262
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (5,088,396)    (561,729)   2,084,148   17,438,107
NET ASSETS -- BEGINNING OF PERIOD..........................................   5,402,304    5,964,033   17,438,107           --
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $   313,908  $ 5,402,304  $19,522,255  $17,438,107
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................          --           --          141          168
  Redeemed.................................................................          --           --         (131)          (7)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          --           --           10          161
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................          16           20           --           --
  Redeemed.................................................................         (40)         (29)          --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (24)          (9)          --           --
                                                                            ===========  ===========  ===========  ===========

                                                                             FRANKLIN SMALL CAP
                                                                            VALUE SECURITIES FUND (B)
                                                                            ------------------------
                                                                               2011         2010
                                                                             ----------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    5,295    $   (540)
  Net realized gain (loss) on investments..................................     38,231       4,543
  Change in unrealized appreciation (depreciation) of investments..........   (120,669)     73,462
                                                                             ----------    --------

  Net Increase (decrease) in net assets from operations....................    (77,143)     77,465
                                                                             ----------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    136,956      28,352
   Transfers between funds including guaranteed interest account, net......  1,402,883     553,080
   Transfers for contract benefits and terminations........................    (79,647)     (3,538)
   Contract maintenance charges............................................    (50,294)     (8,229)
                                                                             ----------    --------

  Net increase (decrease) in net assets from contractowner transactions....  1,409,898     569,665
                                                                             ----------    --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         (7)          7
                                                                             ----------    --------

INCREASE (DECREASE) IN NET ASSETS..........................................  1,332,748     647,137
NET ASSETS -- BEGINNING OF PERIOD..........................................    647,137          --
                                                                             ----------    --------

NET ASSETS -- END OF PERIOD................................................ $1,979,885    $647,137
                                                                             ==========    ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................         27           7
  Redeemed.................................................................        (11)         (1)
                                                                             ----------    --------
  Net Increase (Decrease)..................................................         16           6
                                                                             ==========    ========

UNIT ACTIVITY SERVICE CLASS 2
  Issued...................................................................         --          --
  Redeemed.................................................................         --          --
                                                                             ----------    --------
  Net Increase (Decrease)..................................................         --          --
                                                                             ==========    ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                            GOLDMAN SACHS
                                                                               FRANKLIN STRATEGIC            VIT MID CAP
                                                                            INCOME SECURITIES FUND (B)     VALUE FUND (B)
                                                                            -------------------------  ----------------------
                                                                                2011         2010         2011        2010
                                                                            -----------   ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   814,469   $   (2,340)  $    6,868  $    9,749
  Net realized gain (loss) on investments..................................    (477,803)      12,372      164,469      36,319
  Change in unrealized appreciation (depreciation) of investments..........    (396,841)      57,129     (559,458)    334,739
                                                                            -----------   ----------   ----------  ----------

  Net Increase (decrease) in net assets from operations....................     (60,175)      67,161     (388,121)    380,807
                                                                            -----------   ----------   ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,104,086      182,542      534,083      75,027
   Transfers between funds including guaranteed interest account, net......   6,141,225    4,319,506    1,316,844   3,224,504
   Transfers for contract benefits and terminations........................    (282,769)      (4,032)     (71,530)     (8,065)
   Contract maintenance charges............................................    (375,245)     (51,585)    (107,677)    (10,515)
                                                                            -----------   ----------   ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   6,587,297    4,446,431    1,671,720   3,280,951
                                                                            -----------   ----------   ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         450           49          722          78
                                                                            -----------   ----------   ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   6,527,572    4,513,641    1,284,321   3,661,836
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,513,641           --    3,661,836          --
                                                                            -----------   ----------   ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $11,041,213   $4,513,641   $4,946,157  $3,661,836
                                                                            ===========   ==========   ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................         138           52           --          --
  Redeemed.................................................................         (78)          (9)          --          --
                                                                            -----------   ----------   ----------  ----------
  Net Increase (Decrease)..................................................          60           43           --          --
                                                                            ===========   ==========   ==========  ==========

UNIT ACTIVITY SERIES II
  Issued...................................................................          --           --           --          --
  Redeemed.................................................................          --           --           --          --
                                                                            -----------   ----------   ----------  ----------
  Net Increase (Decrease)..................................................          --           --           --          --
                                                                            ===========   ==========   ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................          --           --           36          39
  Redeemed.................................................................          --           --          (21)         (5)
                                                                            -----------   ----------   ----------  ----------
  Net Increase (Decrease)..................................................          --           --           15          34
                                                                            ===========   ==========   ==========  ==========

                                                                             INVESCO V.I.
                                                                            DIVIDEND GROWTH
                                                                             FUND (B) (C)
                                                                            ---------------
                                                                                 2011
                                                                            ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).............................................    $     --
  Net realized gain (loss) on investments..................................       8,989
  Change in unrealized appreciation (depreciation) of investments..........       3,817
                                                                               --------

  Net Increase (decrease) in net assets from operations....................      12,806
                                                                               --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      13,984
   Transfers between funds including guaranteed interest account, net......      77,946
   Transfers for contract benefits and terminations........................          --
   Contract maintenance charges............................................      (1,393)
                                                                               --------

  Net increase (decrease) in net assets from contractowner transactions....      90,537
                                                                               --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           9
                                                                               --------

INCREASE (DECREASE) IN NET ASSETS..........................................     103,352
NET ASSETS -- BEGINNING OF PERIOD..........................................          --
                                                                               --------

NET ASSETS -- END OF PERIOD................................................    $103,352
                                                                               ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................          --
  Redeemed.................................................................          --
                                                                               --------
  Net Increase (Decrease)..................................................          --
                                                                               ========

UNIT ACTIVITY SERIES II
  Issued...................................................................          38
  Redeemed.................................................................         (34)
                                                                               --------
  Net Increase (Decrease)..................................................           4
                                                                               ========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................          --
  Redeemed.................................................................          --
                                                                               --------
  Net Increase (Decrease)..................................................          --
                                                                               ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              INVESCO V.I. GLOBAL   INVESCO V.I. INTERNATIONAL
                                                                             REAL ESTATE FUND (B)       GROWTH FUND (B)
                                                                            ----------------------  -------------------------
                                                                               2011        2010         2011         2010
                                                                            ----------  ----------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  256,842  $   49,025  $    65,651   $   13,349
  Net realized gain (loss) on investments..................................     (1,887)      5,020       85,405       36,782
  Change in unrealized appreciation (depreciation) of investments..........   (895,770)    123,907   (1,187,542)     299,868
                                                                            ----------  ----------  -----------   ----------

  Net Increase (decrease) in net assets from operations....................   (640,815)    177,952   (1,036,486)     349,999
                                                                            ----------  ----------  -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    968,110     109,179      918,358    1,703,423
   Transfers between funds including guaranteed interest account, net......  3,720,373   3,533,705    6,562,002    4,619,753
   Transfers for contract benefits and terminations........................    (73,321)    (20,094)    (637,818)     (71,211)
   Contract maintenance charges............................................   (221,065)    (22,452)    (224,397)     (26,577)
                                                                            ----------  ----------  -----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....  4,394,097   3,600,338    6,618,145    6,225,388
                                                                            ----------  ----------  -----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         29          36          445           58
                                                                            ----------  ----------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  3,753,311   3,778,326    5,582,104    6,575,445
NET ASSETS -- BEGINNING OF PERIOD..........................................  3,778,326          --    6,575,445           --
                                                                            ----------  ----------  -----------   ----------

NET ASSETS -- END OF PERIOD................................................ $7,531,637  $3,778,326  $12,157,549   $6,575,445
                                                                            ==========  ==========  ===========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................         82          36          126           65
  Redeemed.................................................................        (40)         (2)         (59)          (3)
                                                                            ----------  ----------  -----------   ----------
  Net Increase (Decrease)..................................................         42          34           67           62
                                                                            ==========  ==========  ===========   ==========

                                                                                INVESCO V.I.
                                                                                MID CAP CORE
                                                                               EQUITY FUND (B)
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (2,270) $    301
  Net realized gain (loss) on investments..................................      7,807    34,990
  Change in unrealized appreciation (depreciation) of investments..........   (248,174)   64,251
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................   (242,637)   99,542
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    246,353    15,005
   Transfers between funds including guaranteed interest account, net......  1,514,333   871,668
   Transfers for contract benefits and terminations........................    (33,421)       --
   Contract maintenance charges............................................    (37,190)   (3,939)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....  1,690,075   882,734
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          7         7
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................  1,447,445   982,283
NET ASSETS -- BEGINNING OF PERIOD..........................................    982,283        --
                                                                            ----------  --------

NET ASSETS -- END OF PERIOD................................................ $2,429,728  $982,283
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued...................................................................         23        14
  Redeemed.................................................................         (7)       (5)
                                                                            ----------  --------
  Net Increase (Decrease)..................................................         16         9
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                INVESCO V.I.
                                                                                  SMALL CAP            IVY FUNDS VIP
                                                                               EQUITY FUND (B)    DIVIDEND OPPORTUNITIES (B)
                                                                            --------------------  -------------------------
                                                                               2011       2010       2011          2010
                                                                            ----------  --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (9,910) $   (249) $   19,224    $       --
  Net realized gain (loss) on investments..................................    (83,365)    4,889     (43,505)          313
  Change in unrealized appreciation (depreciation) of investments..........   (212,863)   27,142    (109,558)       22,601
                                                                            ----------  --------   ----------   ----------

  Net Increase (decrease) in net assets from operations....................   (306,138)   31,782    (133,839)       22,914
                                                                            ----------  --------   ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    214,198    22,318     123,560         1,213
   Transfers between funds including guaranteed interest account, net......  2,536,443   322,592     425,690     1,140,967
   Transfers for contract benefits and terminations........................    (32,433)       --     (34,775)         (302)
   Contract maintenance charges............................................    (85,469)   (2,355)    (20,259)          (29)
                                                                            ----------  --------   ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....  2,632,739   342,555     494,216     1,141,849
                                                                            ----------  --------   ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         26         4          --            --
                                                                            ----------  --------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  2,326,627   374,341     360,377     1,164,763
NET ASSETS -- BEGINNING OF PERIOD..........................................    374,341        --   1,164,763            --
                                                                            ----------  --------   ----------   ----------

NET ASSETS -- END OF PERIOD................................................ $2,700,968  $374,341  $1,525,140    $1,164,763
                                                                            ==========  ========   ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         --        --          47            19
  Redeemed.................................................................         --        --         (30)           --
                                                                            ----------  --------   ----------   ----------
  Net Increase (Decrease)..................................................         --        --          17            19
                                                                            ==========  ========   ==========   ==========

UNIT ACTIVITY SERIES II
  Issued...................................................................         46         6          --            --
  Redeemed.................................................................        (23)       (1)         --            --
                                                                            ----------  --------   ----------   ----------
  Net Increase (Decrease)..................................................         23         5          --            --
                                                                            ==========  ========   ==========   ==========

                                                                                 IVY FUNDS VIP
                                                                                   ENERGY (B)
                                                                            -----------------------
                                                                                2011        2010
                                                                            -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (23,063) $     (830)
  Net realized gain (loss) on investments..................................     (62,089)      9,532
  Change in unrealized appreciation (depreciation) of investments..........    (939,015)    125,399
                                                                            -----------  ----------

  Net Increase (decrease) in net assets from operations....................  (1,024,167)    134,101
                                                                            -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     929,680      89,867
   Transfers between funds including guaranteed interest account, net......   6,871,538   1,071,623
   Transfers for contract benefits and terminations........................    (123,027)    (22,776)
   Contract maintenance charges............................................    (262,216)     (9,911)
                                                                            -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   7,415,975   1,128,803
                                                                            -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          72          12
                                                                            -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   6,391,880   1,262,916
NET ASSETS -- BEGINNING OF PERIOD..........................................   1,262,916          --
                                                                            -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 7,654,796  $1,262,916
                                                                            ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         105          22
  Redeemed.................................................................         (35)         (3)
                                                                            -----------  ----------
  Net Increase (Decrease)..................................................          70          19
                                                                            ===========  ==========

UNIT ACTIVITY SERIES II
  Issued...................................................................          --          --
  Redeemed.................................................................          --          --
                                                                            -----------  ----------
  Net Increase (Decrease)..................................................          --          --
                                                                            ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 IVY FUNDS VIP            IVY FUNDS VIP
                                                                               MID CAP GROWTH (B)    SCIENCE AND TECHNOLOGY (B)
                                                                            -----------------------  -------------------------
                                                                                2011        2010        2011          2010
                                                                            -----------  ----------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   256,260  $   (2,932) $  164,757    $       --
  Net realized gain (loss) on investments..................................    (608,989)     19,889     305,958        61,370
  Change in unrealized appreciation (depreciation) of investments..........    (681,862)    375,407    (846,068)      236,965
                                                                            -----------  ----------   ----------   ----------

  Net Increase (decrease) in net assets from operations....................  (1,034,591)    392,364    (375,353)      298,335
                                                                            -----------  ----------   ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     795,689     159,653      12,254       344,960
   Transfers between funds including guaranteed interest account, net......   7,958,513   3,255,224   1,361,465     3,113,408
   Transfers for contract benefits and terminations........................    (214,252)     (6,840)   (384,623)         (200)
   Contract maintenance charges............................................    (300,950)    (25,274)    (14,675)       (2,234)
                                                                            -----------  ----------   ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions....   8,239,000   3,382,763     974,421     3,455,934
                                                                            -----------  ----------   ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          71          37          --            --
                                                                            -----------  ----------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   7,204,480   3,775,164     599,068     3,754,269
NET ASSETS -- BEGINNING OF PERIOD..........................................   3,775,164          --   3,754,269            --
                                                                            -----------  ----------   ----------   ----------

NET ASSETS -- END OF PERIOD................................................ $10,979,644  $3,775,164  $4,353,337    $3,754,269
                                                                            ===========  ==========   ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         147          40          46            42
  Redeemed.................................................................         (84)         (2)        (35)           (5)
                                                                            -----------  ----------   ----------   ----------
  Net Increase (Decrease)..................................................          63          38          11            37
                                                                            ===========  ==========   ==========   ==========

                                                                                 IVY FUNDS VIP
                                                                             SMALL CAP GROWTH (B)
                                                                            ----------------------
                                                                               2011        2010
                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   19,404  $     (552)
  Net realized gain (loss) on investments..................................    (64,879)     37,767
  Change in unrealized appreciation (depreciation) of investments..........   (672,002)    135,376
                                                                            ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (717,477)    172,591
                                                                            ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    417,800      44,928
   Transfers between funds including guaranteed interest account, net......  2,687,564   1,657,163
   Transfers for contract benefits and terminations........................    (42,231)    (13,530)
   Contract maintenance charges............................................   (116,459)     (6,866)
                                                                            ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  2,946,674   1,681,695
                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         65          13
                                                                            ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  2,229,262   1,854,299
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,854,299          --
                                                                            ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $4,083,561  $1,854,299
                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued...................................................................         64          20
  Redeemed.................................................................        (39)         (2)
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................         25          18
                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                LAZARD RETIREMENT
                                                                                EMERGING MARKETS        MFS(R) INTERNATIONAL
                                                                              EQUITY PORTFOLIO (B)       VALUE PORTFOLIO (B)
                                                                            ------------------------  ------------------------
                                                                                2011         2010         2011         2010
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   606,250  $   219,284  $   194,646  $    (8,869)
  Net realized gain (loss) on investments..................................    (761,579)     217,468    1,123,735      144,618
  Change in unrealized appreciation (depreciation) of investments..........  (6,737,484)   1,021,925   (1,955,515)     988,961
                                                                            -----------  -----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (6,892,813)   1,458,677     (637,134)   1,124,710
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,502,071      591,257    1,311,227      320,644
   Transfers between funds including guaranteed interest account, net......  14,072,345   24,232,298    2,485,151   19,654,619
   Transfers for contract benefits and terminations........................  (2,791,742)    (244,437)    (306,572)     (53,603)
   Contract maintenance charges............................................  (1,099,731)    (167,649)    (359,354)     (39,704)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  13,682,943   24,411,469    3,130,452   19,881,956
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         (32)         233          317          186
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   6,790,098   25,870,379    2,493,635   21,006,852
NET ASSETS -- BEGINNING OF PERIOD..........................................  25,870,379           --   21,006,852           --
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $32,660,477  $25,870,379  $23,500,487  $21,006,852
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................          --           --          180          236
  Redeemed.................................................................          --           --         (150)         (26)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          --           --           30          210
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................         319          255           --           --
  Redeemed.................................................................        (197)         (18)          --           --
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         122          237           --           --
                                                                            ===========  ===========  ===========  ===========

                                                                             MFS(R) INVESTORS
                                                                               GROWTH STOCK
                                                                                SERIES (B)
                                                                            ------------------
                                                                              2011      2010
                                                                            --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ (1,364) $   (350)
  Net realized gain (loss) on investments..................................   23,050     1,380
  Change in unrealized appreciation (depreciation) of investments..........  (26,547)   27,523
                                                                            --------  --------

  Net Increase (decrease) in net assets from operations....................   (4,861)   28,553
                                                                            --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................  116,119    12,018
   Transfers between funds including guaranteed interest account, net......  244,515   531,398
   Transfers for contract benefits and terminations........................  (89,410)       --
   Contract maintenance charges............................................  (17,308)   (1,613)
                                                                            --------  --------

  Net increase (decrease) in net assets from contractowner transactions....  253,916   541,803
                                                                            --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.        4         9
                                                                            --------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................  249,059   570,365
NET ASSETS -- BEGINNING OF PERIOD..........................................  570,365        --
                                                                            --------  --------

NET ASSETS -- END OF PERIOD................................................ $819,424  $570,365
                                                                            ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................        7         5
  Redeemed.................................................................       (5)       --
                                                                            --------  --------
  Net Increase (Decrease)..................................................        2         5
                                                                            ========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued...................................................................       --        --
  Redeemed.................................................................       --        --
                                                                            --------  --------
  Net Increase (Decrease)..................................................       --        --
                                                                            ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             MFS(R) INVESTORS
                                                                             TRUST SERIES (B)  MFS(R) UTILITIES SERIES (B)
                                                                            -----------------  --------------------------
                                                                              2011      2010     2011          2010
                                                                            --------  -------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    709  $   (84) $ 15,270      $     --
  Net realized gain (loss) on investments..................................    1,583    2,576    (9,103)           70
  Change in unrealized appreciation (depreciation) of investments..........   (8,458)   5,805    (5,618)        5,869
                                                                            --------  -------    --------      --------

  Net Increase (decrease) in net assets from operations....................   (6,166)   8,297       549         5,939
                                                                            --------  -------    --------      --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   36,852   12,574    78,784            --
   Transfers between funds including guaranteed interest account, net......  106,453   46,740   517,771       106,273
   Transfers for contract benefits and terminations........................       (1)      --      (257)           --
   Contract maintenance charges............................................   (9,902)  (1,449)   (8,683)          (19)
                                                                            --------  -------    --------      --------

  Net increase (decrease) in net assets from contractowner transactions....  133,402   57,865   587,615       106,254
                                                                            --------  -------    --------      --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       --       --        --            --
                                                                            --------  -------    --------      --------

INCREASE (DECREASE) IN NET ASSETS..........................................  127,236   66,162   588,164       112,193
NET ASSETS -- BEGINNING OF PERIOD..........................................   66,162       --   112,193            --
                                                                            --------  -------    --------      --------

NET ASSETS -- END OF PERIOD................................................ $193,398  $66,162  $700,357      $112,193
                                                                            ========  =======    ========      ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................       --       --        --            --
  Redeemed.................................................................       --       --        --            --
                                                                            --------  -------    --------      --------
  Net Increase (Decrease)..................................................       --       --        --            --
                                                                            ========  =======    ========      ========

UNIT ACTIVITY CLASS B
  Issued...................................................................       --       --        --            --
  Redeemed.................................................................       --       --        --            --
                                                                            --------  -------    --------      --------
  Net Increase (Decrease)..................................................       --       --        --            --
                                                                            ========  =======    ========      ========

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................        1        1        31             1
  Redeemed.................................................................       --       --       (13)           --
                                                                            --------  -------    --------      --------
  Net Increase (Decrease)..................................................        1        1        18             1
                                                                            ========  =======    ========      ========

                                                                                   MULTIMANAGER
                                                                              AGGRESSIVE EQUITY* (A)
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ (1,439,228) $  1,117,794
  Net realized gain (loss) on investments..................................    5,345,818      (593,215)
  Change in unrealized appreciation (depreciation) of investments..........  (26,865,077)   56,399,362
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................  (22,958,487)   56,923,941
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   30,635,879    34,849,746
   Transfers between funds including guaranteed interest account, net......  (16,485,231)     (926,112)
   Transfers for contract benefits and terminations........................  (26,754,808)  (23,728,545)
   Contract maintenance charges............................................  (28,383,268)  (29,589,893)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (40,987,428)  (19,394,804)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --       181,736
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (63,945,915)   37,710,873
NET ASSETS -- BEGINNING OF PERIOD..........................................  387,958,832   350,247,959
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $324,012,917  $387,958,832
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           40           105
  Redeemed.................................................................         (146)         (136)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................         (106)          (31)
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           17            66
  Redeemed.................................................................          (41)          (44)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (24)           22
                                                                            ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued...................................................................           --            --
  Redeemed.................................................................           --            --
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................           --            --
                                                                            ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                   MULTIMANAGER
                                                                                    CORE BOND*
                                                                            --------------------------
                                                                                2011          2010
                                                                            ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  2,146,222  $  2,771,438
  Net realized gain (loss) on investments..................................    4,152,155     3,201,490
  Change in unrealized appreciation (depreciation) of investments..........   (1,185,119)      657,981
                                                                            ------------  ------------

  Net Increase (decrease) in net assets from operations....................    5,113,258     6,630,909
                                                                            ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    6,730,437     8,149,996
   Transfers between funds including guaranteed interest account, net......  (11,534,493)   (6,292,535)
   Transfers for contract benefits and terminations........................   (6,169,643)   (5,990,348)
   Contract maintenance charges............................................   (6,079,014)   (6,815,252)
                                                                            ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions....  (17,052,713)  (10,948,139)
                                                                            ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --
                                                                            ------------  ------------

INCREASE (DECREASE) IN NET ASSETS..........................................  (11,939,455)   (4,317,230)
NET ASSETS -- BEGINNING OF PERIOD..........................................  101,934,621   106,251,851
                                                                            ------------  ------------

NET ASSETS -- END OF PERIOD................................................ $ 89,995,166  $101,934,621
                                                                            ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           29            40
  Redeemed.................................................................          (46)          (37)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (17)            3
                                                                            ============  ============

UNIT ACTIVITY CLASS B
  Issued...................................................................           79           152
  Redeemed.................................................................         (174)         (225)
                                                                            ------------  ------------
  Net Increase (Decrease)..................................................          (95)          (73)
                                                                            ============  ============

                                                                                                             MULTIMANAGER
                                                                                   MULTIMANAGER             LARGE CAP CORE
                                                                              INTERNATIONAL EQUITY*            EQUITY*
                                                                            -------------------------  -----------------------
                                                                                2011          2010         2011        2010
                                                                            ------------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    608,761  $ 1,313,475  $    13,958  $    9,998
  Net realized gain (loss) on investments..................................   (5,176,910)  (4,485,469)     (96,376)   (254,164)
  Change in unrealized appreciation (depreciation) of investments..........   (4,214,261)   6,377,051     (640,383)  1,119,543
                                                                            ------------  -----------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................   (8,782,410)   3,205,057     (722,801)    875,377
                                                                            ------------  -----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    6,128,134    5,107,773      946,933     875,017
   Transfers between funds including guaranteed interest account, net......   (3,151,879)  (4,041,227)     648,182     351,274
   Transfers for contract benefits and terminations........................   (3,462,959)  (3,417,117)  (1,066,376)   (430,964)
   Contract maintenance charges............................................   (4,043,545)  (3,347,602)    (578,529)   (554,887)
                                                                            ------------  -----------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   (4,530,249)  (5,698,173)     (49,790)    240,440
                                                                            ------------  -----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --           --          --
                                                                            ------------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (13,312,659)  (2,493,116)    (772,591)  1,115,817
NET ASSETS -- BEGINNING OF PERIOD..........................................   52,103,759   54,596,875    8,660,725   7,544,908
                                                                            ------------  -----------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 38,791,100  $52,103,759  $ 7,888,134  $8,660,725
                                                                            ============  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           11            6            2           2
  Redeemed.................................................................          (14)         (12)          (3)         (4)
                                                                            ------------  -----------  -----------  ----------
  Net Increase (Decrease)..................................................           (3)          (6)          (1)         (2)
                                                                            ============  ===========  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           47           50           20          11
  Redeemed.................................................................          (77)         (85)         (20)         (7)
                                                                            ------------  -----------  -----------  ----------
  Net Increase (Decrease)..................................................          (30)         (35)          --           4
                                                                            ============  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  MULTIMANAGER              MULTIMANAGER
                                                                                LARGE CAP VALUE*           MID CAP GROWTH*
                                                                            ------------------------  ------------------------
                                                                                2011         2010         2011         2010
                                                                            -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   219,259  $   186,100  $  (101,502) $   (98,876)
  Net realized gain (loss) on investments..................................  (1,531,056)  (3,362,074)     889,924     (984,723)
  Change in unrealized appreciation (depreciation) of investments..........    (366,505)   7,222,090   (2,926,611)   7,670,774
                                                                            -----------  -----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (1,678,302)   4,046,116   (2,138,189)   6,587,175
                                                                            -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,640,174    3,322,542    2,757,264    3,174,922
   Transfers between funds including guaranteed interest account, net......  (4,018,096)  (4,018,760)  (2,148,367)  (1,482,128)
   Transfers for contract benefits and terminations........................  (1,887,726)  (1,773,116)  (1,422,384)  (1,092,174)
   Contract maintenance charges............................................  (1,764,019)  (1,940,258)  (2,713,431)  (2,773,031)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (5,029,667)  (4,409,592)  (3,526,918)  (2,172,411)
                                                                            -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --           --           --
                                                                            -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (6,707,969)    (363,476)  (5,665,107)   4,414,764
NET ASSETS -- BEGINNING OF PERIOD..........................................  34,034,022   34,397,498   30,820,134   26,405,370
                                                                            -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $27,326,053  $34,034,022  $25,155,027  $30,820,134
                                                                            ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           5            6            3            3
  Redeemed.................................................................         (12)          (9)          (7)          (8)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................          (7)          (3)          (4)          (5)
                                                                            ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................          14           23           24           38
  Redeemed.................................................................         (43)         (56)         (44)         (52)
                                                                            -----------  -----------  -----------  -----------
  Net Increase (Decrease)..................................................         (29)         (33)         (20)         (14)
                                                                            ===========  ===========  ===========  ===========

                                                                                   MULTIMANAGER
                                                                                  MID CAP VALUE*
                                                                            -------------------------
                                                                                2011          2010
                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (156,968) $   242,735
  Net realized gain (loss) on investments..................................    1,715,263   (1,648,251)
  Change in unrealized appreciation (depreciation) of investments..........   (8,933,727)  13,552,057
                                                                            ------------  -----------

  Net Increase (decrease) in net assets from operations....................   (7,375,432)  12,146,541
                                                                            ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    3,132,281    5,066,230
   Transfers between funds including guaranteed interest account, net......   (3,733,179)  (3,488,029)
   Transfers for contract benefits and terminations........................   (6,124,029)  (3,088,562)
   Contract maintenance charges............................................   (2,539,915)  (2,719,214)
                                                                            ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (9,264,842)  (4,229,575)
                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --           --
                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (16,640,274)   7,916,966
NET ASSETS -- BEGINNING OF PERIOD..........................................   60,029,286   52,112,320
                                                                            ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 43,389,012  $60,029,286
                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................            9           12
  Redeemed.................................................................          (11)          (9)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           (2)           3
                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           30           49
  Redeemed.................................................................          (83)         (75)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................          (53)         (26)
                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   MULTIMANAGER               MULTIMANAGER
                                                                                MULTI-SECTOR BOND*         SMALL CAP GROWTH*
                                                                            --------------------------  -----------------------
                                                                                2011          2010          2011        2010
                                                                            ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  4,056,796  $  3,112,939  $   (13,331) $  (13,532)
  Net realized gain (loss) on investments..................................   (7,755,380)  (12,298,521)     285,107     163,806
  Change in unrealized appreciation (depreciation) of investments..........    9,280,591    17,422,320   (1,519,093)  1,633,240
                                                                            ------------  ------------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................    5,582,007     8,236,738   (1,247,317)  1,783,514
                                                                            ------------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    9,198,454    15,253,344    1,034,603   1,118,571
   Transfers between funds including guaranteed interest account, net......  (12,237,094)  (13,032,306)    (483,568)   (277,028)
   Transfers for contract benefits and terminations........................   (8,877,760)   (6,551,158)    (248,500)   (161,266)
   Contract maintenance charges............................................   (8,653,765)   (9,391,909)    (510,132)   (493,688)
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (20,570,165)  (13,722,029)    (207,597)    186,589
                                                                            ------------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.           --            --           --          --
                                                                            ------------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (14,988,158)   (5,485,291)  (1,454,914)  1,970,103
NET ASSETS -- BEGINNING OF PERIOD..........................................  127,109,660   132,594,951    8,520,444   6,550,341
                                                                            ------------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $112,121,502  $127,109,660  $ 7,065,530  $8,520,444
                                                                            ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................          138           169           --          --
  Redeemed.................................................................         (216)         (220)          --          --
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          (78)          (51)          --          --
                                                                            ============  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................           13            28           25          32
  Redeemed.................................................................          (24)          (28)         (27)        (31)
                                                                            ------------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          (11)           --           (2)          1
                                                                            ============  ============  ===========  ==========

                                                                                  MULTIMANAGER
                                                                                SMALL CAP VALUE*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   (45,219) $   (23,339)
  Net realized gain (loss) on investments..................................    (476,243)  (2,317,014)
  Change in unrealized appreciation (depreciation) of investments..........  (2,028,014)   8,437,526
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (2,549,476)   6,097,173
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   2,690,055    3,067,500
   Transfers between funds including guaranteed interest account, net......  (2,940,171)  (2,395,018)
   Transfers for contract benefits and terminations........................  (1,509,187)  (1,427,396)
   Contract maintenance charges............................................  (1,906,967)  (2,003,694)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (3,666,270)  (2,758,608)
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (6,215,746)   3,338,565
NET ASSETS -- BEGINNING OF PERIOD..........................................  31,438,223   28,099,658
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $25,222,477  $31,438,223
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           5           10
  Redeemed.................................................................         (10)         (14)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          (5)          (4)
                                                                            ===========  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           8           34
  Redeemed.................................................................         (22)         (48)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (14)         (14)
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   MULTIMANAGER             MUTUAL SHARES
                                                                                   TECHNOLOGY*           SECURITIES FUND (B)
                                                                            -------------------------  -----------------------
                                                                                2011         2010          2011        2010
                                                                            -----------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $  (327,263) $   (313,583) $   177,283  $   15,508
  Net realized gain (loss) on investments..................................   3,498,492     3,968,080      153,770      22,536
  Change in unrealized appreciation (depreciation) of investments..........  (6,908,850)    8,418,185     (461,375)    441,622
                                                                            -----------  ------------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................  (3,737,621)   12,072,682     (130,322)    479,666
                                                                            -----------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   6,130,659     7,830,353      357,843      62,186
   Transfers between funds including guaranteed interest account, net......    (608,494)   (9,488,438)   2,359,718   6,707,063
   Transfers for contract benefits and terminations........................  (6,492,034)   (5,061,716)  (1,570,564)    (69,870)
   Contract maintenance charges............................................  (4,373,403)   (4,527,287)    (124,619)    (24,883)
                                                                            -----------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (5,343,272)  (11,247,088)   1,022,378   6,674,496
                                                                            -----------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --            --          (24)         24
                                                                            -----------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (9,080,893)      825,594      892,032   7,154,186
NET ASSETS -- BEGINNING OF PERIOD..........................................  80,913,092    80,087,498    7,154,186          --
                                                                            -----------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $71,832,199  $ 80,913,092  $ 8,046,218  $7,154,186
                                                                            ===========  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           9             6           --          --
  Redeemed.................................................................          (9)          (10)          --          --
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          --            (4)          --          --
                                                                            ===========  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued...................................................................          83            80           --          --
  Redeemed.................................................................        (120)         (155)          --          --
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................         (37)          (75)          --          --
                                                                            ===========  ============  ===========  ==========

UNIT ACTIVITY CLASS 2
  Issued...................................................................          --            --           31          76
  Redeemed.................................................................          --            --          (21)         (3)
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          --            --           10          73
                                                                            ===========  ============  ===========  ==========

UNIT ACTIVITY CLASS II
  Issued...................................................................          --            --           --          --
  Redeemed.................................................................          --            --           --          --
                                                                            -----------  ------------  -----------  ----------
  Net Increase (Decrease)..................................................          --            --           --          --
                                                                            ===========  ============  ===========  ==========

                                                                                NATURAL RESOURCES
                                                                                    PORTFOLIO
                                                                            -------------------------
                                                                                2011          2010
                                                                            ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $         --  $    19,885
  Net realized gain (loss) on investments..................................    3,357,436    3,985,352
  Change in unrealized appreciation (depreciation) of investments..........   (9,654,001)   3,435,980
                                                                            ------------  -----------

  Net Increase (decrease) in net assets from operations....................   (6,296,565)   7,441,217
                                                                            ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................      125,204    3,176,620
   Transfers between funds including guaranteed interest account, net......   (2,166,718)   2,569,426
   Transfers for contract benefits and terminations........................   (4,984,960)  (3,526,695)
   Contract maintenance charges............................................     (466,078)    (485,572)
                                                                            ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   (7,492,552)   1,733,779
                                                                            ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.        3,904           87
                                                                            ------------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (13,785,213)   9,175,083
NET ASSETS -- BEGINNING OF PERIOD..........................................   38,116,771   28,941,688
                                                                            ------------  -----------

NET ASSETS -- END OF PERIOD................................................ $ 24,331,558  $38,116,771
                                                                            ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued...................................................................           --           --
  Redeemed.................................................................           --           --
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           --           --
                                                                            ============  ===========

UNIT ACTIVITY CLASS B
  Issued...................................................................           --           --
  Redeemed.................................................................           --           --
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           --           --
                                                                            ============  ===========

UNIT ACTIVITY CLASS 2
  Issued...................................................................           --           --
  Redeemed.................................................................           --           --
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................           --           --
                                                                            ============  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................          251          265
  Redeemed.................................................................         (332)        (249)
                                                                            ------------  -----------
  Net Increase (Decrease)..................................................          (81)          16
                                                                            ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 PIMCO VARIABLE
                                                                                INSURANCE TRUST           PIMCO VARIABLE
                                                                             COMMODITYREALRETURN(R)    INSURANCE TRUST REAL
                                                                             STRATEGY PORTFOLIO (B)    RETURN PORTFOLIO (B)
                                                                            -----------------------  -----------------------
                                                                                2011        2010         2011        2010
                                                                            -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   984,436  $   80,463  $   266,202  $   93,995
  Net realized gain (loss) on investments..................................    (144,987)     55,289    1,001,845      19,935
  Change in unrealized appreciation (depreciation) of investments..........  (1,636,915)    153,372      419,988    (224,195)
                                                                            -----------  ----------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................    (797,466)    289,124    1,688,035    (110,265)
                                                                            -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,046,197     115,451    1,369,407     692,746
   Transfers between funds including guaranteed interest account, net......   5,071,914   2,633,388   15,717,806   8,852,167
   Transfers for contract benefits and terminations........................    (177,977)    (23,599)    (750,106)    (16,581)
   Contract maintenance charges............................................    (288,768)    (22,544)    (501,950)    (67,858)
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   5,651,366   2,702,696   15,835,157   9,460,474
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          46          32        2,351          59
                                                                            -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   4,853,946   2,991,852   17,525,543   9,350,268
NET ASSETS -- BEGINNING OF PERIOD..........................................   2,991,852          --    9,350,268          --
                                                                            -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 7,845,798  $2,991,852  $26,875,811  $9,350,268
                                                                            ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR SHARE CLASS
  Issued...................................................................          91          26          233         137
  Redeemed.................................................................         (46)         (2)         (86)        (21)
                                                                            -----------  ----------  -----------  ----------
  Net Increase (Decrease)..................................................          45          24          147         116
                                                                            ===========  ==========  ===========  ==========

                                                                                 PIMCO VARIABLE
                                                                              INSURANCE TRUST TOTAL
                                                                              RETURN PORTFOLIO (B)
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $ 1,101,786  $ 1,016,225
  Net realized gain (loss) on investments..................................     (40,814)     273,522
  Change in unrealized appreciation (depreciation) of investments..........     280,072   (1,520,537)
                                                                            -----------  -----------

  Net Increase (decrease) in net assets from operations....................   1,341,044     (230,790)
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   3,350,978    1,850,874
   Transfers between funds including guaranteed interest account, net......  17,079,464   36,127,221
   Transfers for contract benefits and terminations........................  (2,829,844)    (314,167)
   Contract maintenance charges............................................  (1,331,535)    (259,674)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  16,269,063   37,404,254
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.       3,367          524
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  17,613,474   37,173,988
NET ASSETS -- BEGINNING OF PERIOD..........................................  37,173,988           --
                                                                            -----------  -----------

NET ASSETS -- END OF PERIOD................................................ $54,787,462  $37,173,988
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR SHARE CLASS
  Issued...................................................................         431          424
  Redeemed.................................................................        (266)         (57)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         165          367
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                             T. ROWE PRICE EQUITY   T. ROWE PRICE HEALTH
                                                                                    INCOME                SCIENCES
                                                                              PORTFOLIO - II (B)       PORTFOLIO (B)
                                                                            ----------------------  --------------------
                                                                               2011        2010        2011       2010
                                                                            ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   89,935  $   38,834  $       --  $     --
  Net realized gain (loss) on investments..................................     70,704      54,820      34,014     1,365
  Change in unrealized appreciation (depreciation) of investments..........   (448,233)    456,083      66,205    51,462
                                                                            ----------  ----------  ----------  --------
  Net Increase (decrease) in net assets from operations....................   (287,594)    549,737     100,219    52,827
                                                                            ----------  ----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    364,461     132,052      23,533   242,048
   Transfers between funds including guaranteed interest account, net......  4,180,713   4,666,761   1,648,333   473,772
   Transfers for contract benefits and terminations........................    (72,076)         (7)   (320,094)       --
   Contract maintenance charges............................................   (109,755)    (11,369)     (7,993)       --
                                                                            ----------  ----------  ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....  4,363,343   4,787,437   1,343,779   715,820
                                                                            ----------  ----------  ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.        416          83         500        --
                                                                            ----------  ----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................  4,076,165   5,337,257   1,444,498   768,647
NET ASSETS -- BEGINNING OF PERIOD..........................................  5,337,257          --     768,647        --
                                                                            ----------  ----------  ----------  --------
NET ASSETS -- END OF PERIOD................................................ $9,413,422  $5,337,257  $2,213,145  $768,647
                                                                            ==========  ==========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         --          --          --        --
  Redeemed.................................................................         --          --          --        --
                                                                            ----------  ----------  ----------  --------
  Net Increase (Decrease)..................................................         --          --          --        --
                                                                            ==========  ==========  ==========  ========

UNIT ACTIVITY CLASS II
  Issued...................................................................         61          60          23         7
  Redeemed.................................................................        (20)         (8)         (7)       --
                                                                            ----------  ----------  ----------  --------
  Net Increase (Decrease)..................................................         41          52          16         7
                                                                            ==========  ==========  ==========  ========

                                                                                   TARGET 2015
                                                                                   ALLOCATION*
                                                                            ------------------------
                                                                                2011         2010
                                                                            -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    97,057  $    88,747
  Net realized gain (loss) on investments..................................     153,448      301,793
  Change in unrealized appreciation (depreciation) of investments..........    (471,455)     118,868
                                                                            -----------  -----------
  Net Increase (decrease) in net assets from operations....................    (220,950)     509,408
                                                                            -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     177,610    1,194,302
   Transfers between funds including guaranteed interest account, net......  (1,905,804)   2,534,896
   Transfers for contract benefits and terminations........................  (1,117,468)  (1,148,179)
   Contract maintenance charges............................................     (69,947)     (80,818)
                                                                            -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....  (2,915,609)   2,500,201
                                                                            -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           --
                                                                            -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (3,136,559)   3,009,609
NET ASSETS -- BEGINNING OF PERIOD..........................................   6,259,312    3,249,703
                                                                            -----------  -----------
NET ASSETS -- END OF PERIOD................................................ $ 3,122,753  $ 6,259,312
                                                                            ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................          26           51
  Redeemed.................................................................         (54)         (30)
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................         (28)          21
                                                                            ===========  ===========

UNIT ACTIVITY CLASS II
  Issued...................................................................          --           --
  Redeemed.................................................................          --           --
                                                                            -----------  -----------
  Net Increase (Decrease)..................................................          --           --
                                                                            ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                  TARGET 2025              TARGET 2035
                                                                                  ALLOCATION*              ALLOCATION*
                                                                            -----------------------  ----------------------
                                                                                2011        2010        2011        2010
                                                                            -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   109,842  $   93,798  $  103,578  $   75,516
  Net realized gain (loss) on investments..................................      23,698     341,263      72,114     200,210
  Change in unrealized appreciation (depreciation) of investments..........    (453,757)    (20,922)   (561,000)     84,191
                                                                            -----------  ----------  ----------  ----------

  Net Increase (decrease) in net assets from operations....................    (320,217)    414,139    (385,308)    359,917
                                                                            -----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     145,067     554,311     106,175     630,825
   Transfers between funds including guaranteed interest account, net......    (603,011)  5,250,576   1,200,405   4,985,281
   Transfers for contract benefits and terminations........................  (1,296,041)   (501,765)   (305,499)   (597,459)
   Contract maintenance charges............................................     (75,633)    (53,114)    (52,271)    (43,461)
                                                                            -----------  ----------  ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....  (1,829,618)  5,250,008     948,810   4,975,186
                                                                            -----------  ----------  ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          --           8          --          --
                                                                            -----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................  (2,149,835)  5,664,155     563,502   5,335,103
NET ASSETS -- BEGINNING OF PERIOD..........................................   7,295,012   1,630,857   6,616,469   1,281,366
                                                                            -----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $ 5,145,177  $7,295,012  $7,179,971  $6,616,469
                                                                            ===========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................          34          83          32          69
  Redeemed.................................................................         (50)        (30)        (21)        (18)
                                                                            -----------  ----------  ----------  ----------
  Net Increase (Decrease)..................................................         (16)         53          11          51
                                                                            ===========  ==========  ==========  ==========

                                                                                  TARGET 2045
                                                                                  ALLOCATION*
                                                                            ----------------------
                                                                               2011        2010
                                                                            ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $   15,217  $   13,321
  Net realized gain (loss) on investments..................................     26,555      (8,686)
  Change in unrealized appreciation (depreciation) of investments..........   (146,609)     47,889
                                                                            ----------  ----------

  Net Increase (decrease) in net assets from operations....................   (104,837)     52,524
                                                                            ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................     67,909      56,555
   Transfers between funds including guaranteed interest account, net......    (23,312)  1,016,207
   Transfers for contract benefits and terminations........................    (18,520)    (23,154)
   Contract maintenance charges............................................    (19,609)     (8,906)
                                                                            ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....      6,468   1,040,702
                                                                            ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         11          --
                                                                            ----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................    (98,358)  1,093,226
NET ASSETS -- BEGINNING OF PERIOD..........................................  1,245,934     152,708
                                                                            ----------  ----------

NET ASSETS -- END OF PERIOD................................................ $1,147,576  $1,245,934
                                                                            ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued...................................................................         13          18
  Redeemed.................................................................        (11)         (7)
                                                                            ----------  ----------
  Net Increase (Decrease)..................................................          2          11
                                                                            ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                              TEMPLETON DEVELOPING
                                                                               MARKETS SECURITIES      TEMPLETON GLOBAL BOND
                                                                                    FUND (B)            SECURITIES FUND (B)
                                                                            -----------------------  ------------------------
                                                                                2011        2010         2011         2010
                                                                            -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    39,131  $   (2,776) $ 1,890,336  $   (16,706)
  Net realized gain (loss) on investments..................................      54,573      27,965      203,352      179,564
  Change in unrealized appreciation (depreciation) of investments..........  (1,432,135)    297,560   (4,487,218)     351,880
                                                                            -----------  ----------  -----------  -----------

  Net Increase (decrease) in net assets from operations....................  (1,338,431)    322,749   (2,393,530)     514,738
                                                                            -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,000,788     181,478    2,890,433    1,009,015
   Transfers between funds including guaranteed interest account, net......   4,070,787   3,889,180   41,251,470   15,986,583
   Transfers for contract benefits and terminations........................    (262,027)       (153)    (870,056)    (182,346)
   Contract maintenance charges............................................    (334,001)    (36,359)  (1,025,492)    (183,906)
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions....   4,475,547   4,034,146   42,246,355   16,629,346
                                                                            -----------  ----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          40          52           --          601
                                                                            -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..........................................   3,137,156   4,356,947   39,852,825   17,144,685
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,356,947          --   17,144,685           --
                                                                            -----------  ----------  -----------  -----------
NET ASSETS -- END OF PERIOD................................................ $ 7,494,103  $4,356,947  $56,997,510  $17,144,685
                                                                            ===========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................          76          41          515          201
  Redeemed.................................................................         (35)         (3)        (122)         (36)
                                                                            -----------  ----------  -----------  -----------
  Net Increase (Decrease)..................................................          41          38          393          165
                                                                            ===========  ==========  ===========  ===========

                                                                              TEMPLETON GROWTH
                                                                             SECURITIES FUND (B)
                                                                            --------------------
                                                                               2011       2010
                                                                            ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    7,946  $   (430)
  Net realized gain (loss) on investments..................................      4,299    14,110
  Change in unrealized appreciation (depreciation) of investments..........   (134,884)   36,015
                                                                            ----------  --------

  Net Increase (decrease) in net assets from operations....................   (122,639)   49,695
                                                                            ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................    335,941   144,795
   Transfers between funds including guaranteed interest account, net......    572,533   135,904
   Transfers for contract benefits and terminations........................    (57,971)       --
   Contract maintenance charges............................................    (46,272)   (4,179)
                                                                            ----------  --------

  Net increase (decrease) in net assets from contractowner transactions....    804,231   276,520
                                                                            ----------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.          7        --
                                                                            ----------  --------

INCREASE (DECREASE) IN NET ASSETS..........................................    681,599   326,215
NET ASSETS -- BEGINNING OF PERIOD..........................................    326,215        --
                                                                            ----------  --------
NET ASSETS -- END OF PERIOD................................................ $1,007,814  $326,215
                                                                            ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued...................................................................         15         5
  Redeemed.................................................................         (8)       (2)
                                                                            ----------  --------
  Net Increase (Decrease)..................................................          7         3
                                                                            ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                        VANGUARD VARIABLE
                                                                               VAN ECK VIP GLOBAL        INSURANCE FUND -
                                                                              HARD ASSETS FUND (B)    EQUITY INDEX PORTFOLIO
                                                                            -----------------------  -----------------------
                                                                                2011        2010         2011        2010
                                                                            -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................. $    18,161  $   (2,249) $    50,047  $   75,292
  Net realized gain (loss) on investments..................................     (21,336)     15,138      202,508    (306,595)
  Change in unrealized appreciation (depreciation) of investments..........  (2,069,212)    419,035      (63,154)  1,028,835
                                                                            -----------  ----------  -----------  ----------

  Net Increase (decrease) in net assets from operations....................  (2,072,387)    431,924      189,401     797,532
                                                                            -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners...................................   1,088,096     223,228      434,915     945,342
   Transfers between funds including guaranteed interest account, net......   7,395,602   3,447,109   (2,621,025)    (72,370)
   Transfers for contract benefits and terminations........................    (173,572)    (15,313)    (368,677)    (31,709)
   Contract maintenance charges............................................    (379,580)    (22,157)    (327,589)   (516,831)
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions....   7,930,546   3,632,867   (2,882,376)    324,432
                                                                            -----------  ----------  -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account FP.         454          46           --          --
                                                                            -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS..........................................   5,858,613   4,064,837   (2,692,975)  1,121,964
NET ASSETS -- BEGINNING OF PERIOD..........................................   4,064,837          --    6,235,626   5,113,662
                                                                            -----------  ----------  -----------  ----------
NET ASSETS -- END OF PERIOD................................................ $ 9,923,450  $4,064,837  $ 3,542,651  $6,235,626
                                                                            ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S
  Issued...................................................................         133          38           --          --
  Redeemed.................................................................         (66)         (3)          --          --
                                                                            -----------  ----------  -----------  ----------
  Net Increase (Decrease)..................................................          67          35           --          --
                                                                            ===========  ==========  ===========  ==========

UNIT ACTIVITY INVESTOR SHARE CLASS
  Issued...................................................................          --          --           10          12
  Redeemed.................................................................          --          --          (32)         (9)
                                                                            -----------  ----------  -----------  ----------
  Net Increase (Decrease)..................................................          --          --          (22)          3
                                                                            ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
(a)Multimanager Aggressive Equity replaced Multimanger Large Cap Growth due to a fund merger on September 17, 2010.
(b)Units were made available for sale on May 2, 2010.
(c)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
(d)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(e)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account FP ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc., The Prudential Series Fund, Van Eck VIP Trust, and Vanguard Variable Insurance Fund (Collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     BLACKROCK VARIABLE SERIES FUNDS, INC.
 .   BlackRock Global Allocation V.I. Fund

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth and Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth/(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP High Income Portfolio
 .   Fidelity(R) VIP Investment Grade Bond Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Money Market Portfolio
 .   Fidelity(R) VIP Value Portfolio
 .   Fidelity(R) VIP Value Strategies Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II
 .   T. Rowe Price Health Sciences Portfolio

     THE PRUDENTIAL SERIES FUND
 .   Natural Resources Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

     VANGUARD
 .   Vanguard Variable Insurance Fund - Equity Index Portfolio

  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for the following Variable Life products (collectively, the "Contracts"):

 .   Accumulator Life
 .   Incentive Life
 .   Incentive Life 2000
 .   Incentive Life Sales (1999 and after)
 .   Incentive Life '02
 .   Incentive Life '06
 .   Incentive Life(R) Optimizer
 .   Incentive Life Optimizer II

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


 .   Incentive Life Plus/SM/
 .   Incentive Life Plus Original Series
 .   Paramount Life
 .   IL Legacy
 .   IL Legacy II
 .   IL ProtectorSM
 .   Incentive Life COLI
 .   Incentive Life COLI '04
 .   Champion 2000
 .   Survivorship 2000
 .   Survivorship Incentive Life 1999
 .   Survivorship Incentive Life '02
 .   Survivorship Incentive Life(R) Legacy
 .   SP-Flex
 .   Corporate Owned Incentive Life(R)

   The Incentive Life 2000, Champion 2000 and Survivorship 2000 Contracts are herein referred to as the "Series 2000 Policies." Incentive Life Plus/SM/ Contracts offered with a prospectus dated on or after September 15, 1995, are referred to as "Incentive Life Plus/SM/." Incentive Life Plus Contracts issued with a prior prospectus are referred to as "Incentive Life Plus Original Series."

   The Account supports the operations of various AXA Equitable insurance products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those Variable Investment Options supporting life insurance products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution Channel.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation of units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amount due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Accumulation Nonunitized:

   Accumulation nonunitized represents a product offered based upon a dollar amount (starting at $1) rather than units. It is similar to Accumulation Units accounts, which are based upon units, as the dollar amount of the Contractowner account changes with the investment activity of the Variable Investment Option the Contract is invested in, net of Contract charges.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to the Variable Investment Options, and (except for SP-Flex Contracts), to the guaranteed interest account of AXA Equitable's General Account. Transfers between funds and the guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for Contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                        PURCHASES      SALES
                                       ------------ ------------
All Assset Allocation................. $  5,194,337 $    839,806
American Century VP Mid Cap Value.....   10,144,072    4,816,721
AXA Aggressive Allocation.............   25,250,996   24,886,217
AXA Balanced Strategy.................    4,056,939      670,958
AXA Conservative Allocation...........   21,963,518   11,691,837
AXA Conservative Growth Strategy......      852,064      197,750
AXA Conservatve Strategy..............      399,740      206,178
AXA Conservative-PLUS Allocation......    9,967,638   12,636,180
AXA Growth Strategy...................    6,346,577      610,142
AXA Moderate Allocation...............   75,574,788  135,524,308
AXA Moderate Growth Strategy..........   11,812,367      863,879
AXA Moderate-PLUS Allocation..........   56,641,863   50,534,232
AXA Tactical Manager 2000.............      664,363      234,458
AXA Tactical Manager 400..............    2,494,609      536,191
AXA Tactical Manager 500..............    1,102,828      406,058
AXA Tactical Manager International....    1,448,350      259,646
BlackRock Global Allocation V.I. Fund.    7,672,175    1,238,718
EQ/AllianceBernstein Small Cap Growth.   28,533,325   37,612,641
EQ/BlackRock Basic Value Equity.......   31,781,451   46,393,747
EQ/Boston Advisory Equity Income......    4,454,978    3,684,989
EQ/Calvert Socially Responsible.......      215,663      197,291
EQ/Capital Guardian Research..........    8,215,878   21,599,705
EQ/Common Stock Index.................   47,657,448  186,161,164
EQ/Core Bond Index....................   10,606,381   13,304,741
EQ/Equity 500 Index...................   77,464,304  146,326,449
EQ/Equity Growth PLUS.................   10,465,615   31,676,501
EQ/GAMCO Mergers & Acquisitions.......    6,277,346    3,320,039
EQ/GAMCO Small Company Value..........   28,347,006   29,033,585
EQ/Global Bond PLUS...................   37,627,993   47,686,486
EQ/Global Multi-Sector Equity.........   19,019,652   51,805,960
EQ/Intermediate Government Bond Index.   17,266,562   26,435,288
EQ/International Core PLUS............   11,355,927   10,862,986
EQ/International Equity Index.........   25,740,273   62,741,779
EQ/International Value PLUS...........   16,503,530   32,917,740
EQ/JPMorgan Value Opportunities.......    4,516,697    8,553,777
EQ/Large Cap Core PLUS................    3,045,703    2,866,531
EQ/Large Cap Growth Index.............   19,406,273   28,029,569
EQ/Large Cap Growth PLUS..............   13,336,601   25,814,554
EQ/Large Cap Value Index..............    7,772,774    2,761,172
EQ/Large Cap Value PLUS...............   14,873,418   72,768,400
EQ/Lord Abbett Large Cap Core.........    5,042,675    5,318,419
EQ/MFS International Growth...........   10,212,733    9,322,011
EQ/Mid Cap Index......................   11,506,410   25,734,444
EQ/Mid Cap Value PLUS.................   12,039,788   50,131,976
EQ/Money Market.......................  181,385,802  244,828,381
EQ/Montag & Caldwell Growth...........    6,920,395   10,133,509
EQ/Morgan Stanley Mid Cap Growth......   23,466,925   17,769,542
EQ/Pimco Ultra Short Bond.............    8,537,695   15,325,573
EQ/Quality Bond PLUS..................   12,045,604   24,080,387
EQ/Small Company Index................   20,494,389   17,164,996
EQ/T. Rowe Price Growth Stock.........   11,266,657   15,571,526

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Continued)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
EQ/UBS Growth & Income................................................... $   736,662 $ 1,084,620
EQ/Van Kampen Comstock...................................................   4,356,446   2,975,909
EQ/Wells Fargo Omega Growth..............................................  33,762,097  18,823,079
Fidelity(R) VIP Asset Manger: Growth Portfolio...........................   2,103,475   4,186,777
Fidelity(R) VIP Contrafund(R) Portfolio..................................  21,516,861  34,257,805
Fidelity(R) VIP Equity-Income Portfolio..................................   2,931,703   6,581,272
Fidelity(R) VIP Growth & Income Portfolio................................   4,552,976   7,304,412
Fidelity(R) VIP High Income Portfoliio...................................  13,799,816  23,975,201
Fidelity(R) VIP Investment Grade Bond Portfolio..........................   4,275,684  13,800,493
Fidelity(R) VIP Mid Cap Portfolio........................................  16,842,793  37,253,813
Fidelity(R) VIP Money Market Portfolio...................................   1,285,369   2,073,262
Fidelity(R) VIP Value Portfolio..........................................   2,373,476   7,187,791
Fidelity(R) VIP Value Strategies Portfolio...............................   3,225,835   7,984,511
Franklin Rising Dividends Securities Fund................................  15,778,643  13,988,795
Franklin Small Cap Value Securities Fund.................................   2,430,855   1,015,662
Frankllin Strategic Income Securities Fund...............................  15,780,551   8,378,285
Goldman Sachs VIT Mid Cap Value Fund.....................................   3,904,381   2,225,294
Invesco V.I. Dividend Growth Fund........................................   2,660,462   2,569,924
Invesco V.I. Global Real Estate Fund.....................................   9,004,728   4,353,788
Invesco V.I. International Growth Fund...................................  12,586,363   5,902,066
Invesco V.I. Mid Cap Core Equity Fund....................................   2,460,568     772,762
Invesco V.I. Small Cap Equity Fund.......................................   5,051,714   2,428,884
Ivy Funds VIP Dividend Opportunities.....................................   1,346,333     832,893
Ivy Funds VIP Energy.....................................................  11,271,759   3,878,846
Ivy Funds VIP Mid Cap Growth.............................................  16,539,301   8,044,041
Ivy Funds VIP Science and Technology.....................................   4,621,200   3,482,023
Ivy Funds VIP Small Cap Growth...........................................   7,058,389   4,092,312
Lazard Retirement Emerging Markets Equity Portfolio......................  33,347,953  19,058,760
MFS(R) International Value Portfolio.....................................  18,807,329  15,481,729
MFS(R) Investors Growth Stock Series.....................................     781,837     529,284
MFS(R) Investors Trust Series............................................     150,653      16,544
MFS(R) Utilities Series..................................................   1,389,296     786,411
Multimanager Aggressive Equity...........................................   9,172,719  51,785,811
Multimanager Core Bond...................................................  21,251,502  33,099,542
Multimanager International Equity........................................   9,998,031  13,919,519
Multimanager Large Cap Core Equity.......................................   2,925,955   2,961,787
Multimanager Large Cap Value.............................................   3,316,875   8,124,802
Multimanager Mid Cap Growth..............................................   3,756,413   7,384,833
Multimanager Mid Cap Value...............................................   6,226,690  15,648,500
Multimanager Multi-Sector Bond...........................................  35,692,184  52,216,852
Multimanager Small Cap Growth............................................   2,561,833   2,780,593
Multimanager Small Cap Value.............................................   2,493,641   6,205,130
Multimanager Technology..................................................  14,176,383  19,840,420
Mutual Shares Securities Fund............................................   3,299,848   2,100,186
Natural Resources Portfoliio.............................................  21,868,449  29,357,001
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.  12,601,546   5,965,743
PIMCO Variable Insurance Trust Real Return Portfolio.....................  25,873,926   9,002,372
PIMCO Variable Insurance Trust Total Return Portfolio....................  44,268,658  26,094,685
T. Rowe Price Equity Income Portfolio -- II..............................   6,504,944   2,051,166
T. Rowe Price Health Sciences Portfolio..................................   2,138,326     794,047
Target 2015 Allocation...................................................   2,943,280   5,678,333
Target 2025 Allocation...................................................   3,489,014   5,166,670
Target 2035 Allocation...................................................   3,227,957   2,135,134
Target 2045 Allocation...................................................   1,072,985   1,041,979

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                             PURCHASES     SALES
                                                            ----------- -----------
Templeton Developing Markets Securities Fund............... $ 8,289,928 $ 3,775,249
Templeton Global Bond Securities Fund......................  57,348,727  12,974,102
Templeton Growth Securities Fund...........................   1,594,238     782,060
Van Eck VIP Global Hard Assets Fund........................  15,479,559   7,459,912
Vanguard Variable Insurance Fund -- Equity Index Portfolio.   1,430,545   4,108,496

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of The Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and affiliates serve as investment managers of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors"), and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions (Concluded)

   entered into selling agreements with AXA Distributors. The licensed insurance agents who sell our Contracts for these companies are appointed as agents of AXA Equitable and are registered representatives of the agencies and affiliated broker-dealer. AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On
   April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
------------------------------------------------------------------------------------------------
Shares -- Class A             26,132                                389,835
Value -- Class A          $    13.86                           $      17.94
Shares -- Class B            336,192                              7,502,082
Value -- Class B          $    13.86                           $      17.57
Net Assets Before Merger  $5,021,808                           $133,783,417
Net Assets After Merger   $       --                           $138,805,226
------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------
Shares -- Class A            196,762                                886,292
Value -- Class A          $    10.67                           $       5.63
Shares -- Class B            133,471                                692,370
Value -- Class B          $    10.68                           $       5.61
Net Assets Before Merger  $3,524,924                           $  5,349,099
Net Assets After Merger   $       --                           $  8,874,023
------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
------------------------------------------------------------------------------------------------
Shares -- Series II          443,340                                171,907
Value -- Series II        $     5.89                           $      15.19
Net Assets Before Merger  $2,611,274                           $         --
Net Assets After Merger   $       --                           $  2,611,274
------------------------------------------------------------------------------------------------

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO            SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH MULTIMANAGER AGGRESIVE EQUITY
------------------------------------------------------------------------------------
Shares -- Class A           1,797,726                    13,844,070
Value -- Class A          $      7.88                  $      23.83
Shares -- Class B             422,792                       898,572
Value -- Class B          $      7.72                  $      23.38
Net Assets Before Merger  $17,430,035                  $333,482,766
Net Assets After Merger   $        --                  $350,912,801
------------------------------------------------------------------------------------

7. Contractowner Charges

   Under the Contracts, AXA Equitable assumes mortality and expense risks and, to cover these risks, charges the daily net assets of the Account. These charges are reflected as "Asset-based Charges" in the Statement of Operations. The products have charges currently as shown below:

                                                                          MORTALITY AND
                                                                             EXPENSE         MORTALITY   ADMINISTRATIVE   TOTAL
                                                                          -------------      ---------   --------------   -----

Accumulator Life.........................................................     varies (b)(d)    varies(b)    varies (b)(f) varies

Incentive Life, Incentive Life 2000, Incentive Life 1999, Incentive Life
 Plus, Champion 2000.....................................................        0.60%(a)         --             --       0.60%

Incentive Life '02.......................................................     varies (b)(g)       --             --       0.80%

Incentive Life '06.......................................................      0.85%(b)(e)        --             --       0.85%

Survivorship Incentive Life '02..........................................      0.90%(b)(m)        --             --       0.90%

Paramount Life...........................................................        0.60%(a)         --             --       0.60%

Incentive Life Plus Original Series......................................        0.60%(b)         --             --       0.60%

Incentive Life COLI......................................................        0.60%(b)         --             --       0.60%

Incentive Life COLI '04..................................................      0.75%(b)(c)        --             --       0.75%

Survivorship Incentive Life 1999.........................................        0.60%(a)         --             --       0.60%

Survivorship 2000........................................................        0.90%(a)         --             --       0.90%

IL Legacy................................................................      1.75%(b)(h)        --             --       1.75%

IL Legacy II.............................................................     0.85%(b)(i)(l)      --             --       0.85%

IL Protector.............................................................        0.80%(a)         --             --       0.80%

SP-Flex..................................................................        0.85%(a)      0.60%(a)       0.35%(a)    1.80%

Incentive Life(R) Optimizer..............................................     0.85%(b)(e)(l)      --             --       0.85%

Incentive Life Optimizer II..............................................     0.85%(b)(e)(l)      --             --       0.85%

Survivorship Incentive Life(R) Legacy....................................      0.55%(b)(j)        --             --       0.55%

Corporate Owned Incentive Life(R)........................................      0.35%(b)(k)        --             --       0.35%

   ----------
  (a)Charged to daily net assets of the Account.
  (b)Charged to Contractowners Account and is included in Transfer for Contract benefits and terminations in the Statements of Changes in Net Assets.
  (c)Policy years 1-5 0.75% (1.00% maximum)
 Policyyears 6-20 0.55% (0.75% maximum)
 Policyyears 21+ 0.35% (0.50% maximum)
  (d)Varies by age, sex, class. The highest current charge is 1.21%. Policyyears 1-10 0.71% to 1.46% maximum
 Policyyears 11+ 0.30% to 0.50% maximum
  (e)Policy years 1-8 0.85% (1.00% maximum)
 Policyyears 9-10 0.00% (1.00% maximum)
 Policyyears 11+ 0.00% (0.50% maximum)
  (f)Policy years 1-10 0.72% to 1.73%
 Policyyears 11+ 0.11% to 0.32%
  (g)Policy years 1-15 0.80%, 0.70% or 0.60% depending (0.80% maximum) Policy years 16+ 0.30% or 0.20% depending (0.50% maximum)

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

  (h)Policy years 1-10 1.75% (maximum and current)
 Policyyears 11-20 0.25% (0.50% maximum)
 PolicyYears 21+ 0.00% (0.50% maximum)
  (i)Policy years 1-15 0.85% (maximum and current)
 Policyyears 16+ 0.00% (0.85% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.15% deductedwhile the rider is in effect.
  (j)Policy years 1-15 0.55% (maximum and current)
 Policyyears 16+ 0.05% (0.55% maximum)
    Forpolicies with the ENLG rider, there is an additional charge of 0.70% deducteduntil age 100 of the younger insured.
  (k)Policy years 1-10 0.35% (0.50% maximum)
 Policyyears 11+ 0.10% (0.35% maximum)
  (l)For policies with MSO, there is an additional charge of 1.40% (2.40% maximum) of any policy account value allocated to each segment.
  (m)Policy year 1-15 0.90% (maximum and current)
 Policyyear 16+ 0.60% or 0.30% depending (0.90% maximum)

   The Accumulator Life Program utilizes two insurance products -- a single premium fixed annuity Contract and a flexible premium variable life insurance policy. The Program is designed to provide a simple method to purchase a variable life insurance policy with a single purchase payment. The Accumulator Life mortality and expense guaranteed risk charges are 0.71% to 1.46% in years 1 to 10 and 0.30% to 0.50% in years 11 and beyond. The current mortality and risk charges are lower than the guaranteed charges. The highest current charge is 1.21%. Beginning in year 11, the current rates are scheduled to decrease further. As Accumulator Life was first offered in 2004, future decreases have not yet taken effect. The Accumulator Life guaranteed administrative charges vary in years 1 to 10 from 0.72% to 1.73% of the Policy Account Value, depending on age, sex, and class. The current and guaranteed basis charges are equal. Beginning in policy year 11 the administrative rates are guaranteed to decrease. The Accumulator Life current cost of insurance charges vary in years 1 to 10 from 1.27% to 2.42% of the greater of (1) the Policy Account Value and (2) the Mortality Charge Base (accumulation of the 7-pay premiums due, up to that time at 4%), depending on the age, sex, and class. Beginning in policy year 11 the current cost of insurance charges decrease on a current basis. The cost of insurance charge is capped at the guaranteed cost of insurance rate times the Net Amount of Risk.

   The Incentive Life '02 mortality and expense risk charge of 0.80%, 0.70% or 0.60% will be in effect for the first 15 policy years depending upon the value of the Contractowner's Variable Investment Options. For policy years 16 and later the charge is currently 0.30% or 0.20%, depending upon the value of the Contractowner's Variable Investment Options. The Survivorship Incentive Life '02 mortality and expense risk charge of 0.90% will be in effect for the first 15 policy years. For policy years 16 and later the charge is currently 0.60% and 0.30% depending upon the value of the Contractowner's Variable Investment Options. The current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life Legacy mortality and expense risk charge of 1.75% will be in effect for the first ten policy years on a current and guaranteed basis. For policy years 11-20, the charge is currently 0.25% and for policy years 21 and later, it is 0.00%. In policy years 11 and later the current mortality and expense risk charges are lower than guaranteed charges.

   The Incentive Life '06, Incentive Life(R) Optimizer, and Incentive Life Optimizer II mortality and expense risk charge of 0.85% will be in effect for the first eight policy years on a current basis. For policy years 9 and later, no charge is deducted on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   The Survivorship Incentive Life(R) Legacy mortality and expense risk charge of 0.55% will be in effect for the first fifteen policy years. For policy years sixteen and later the charge is currently 0.05%. The current mortality and expense risk charges are lower than the guaranteed charges. For policies with the ENLG rider, there is an additional charge of 0.70% deducted until age 100 of the younger insured.

   The Corporate Owned Incentive Life(R) mortality and expense risk charge of 0.35% will be in effect for the first ten policy years on a current basis. For policy years 11 and later, the charge will be 0.10% on a current basis. The current mortality and expense risk charges are lower than the guaranteed charges.

   For IL Optimizer, IL Optimizer II, and IL Legacy II policies, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for MSO is lower than the guaranteed charge.

   Before amounts are remitted to the Account for Incentive Life, IL Plus Original Series, IL Protector, Incentive Life Plus, Incentive Life COLI, Incentive Life COLI '04, Corporate Owned Incentive Life, and the Series 2000 Policies, AXA Equitable deducts a charge for taxes and either an initial policy fee (Incentive Life) or a premium charge (Incentive Life Plus, Survivorship Incentive Life 1999, Survivorship Incentive Life '02, Incentive Life 1999, Incentive Life '02, Incentive Life '06, Incentive Life Legacy, Paramount Life, IL Protector, Incentive Life COLI '04, IL Optimizer, IL Optimizer II, SIL Legacy, IL Legacy II, Corporate Owned Incentive Life, and Series 2000 Policies) from premiums.

   Under SP-Flex, the entire initial premium is allocated to the Account. Before any additional premiums under SP-Flex are allocated to the Account, however, an administrative charge is deducted.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   Contractowners' accounts are assessed monthly by AXA Equitable for mortality cost of insurance and optional rider benefit charges and administrative charges. SP-Flex mortality and expense and administrative charges are deducted daily. These charges are withdrawn from the Accounts along with amounts for additional benefits and are included in Transfers for Contract benefits and terminations and Contract maintenance charges. Policy loans are reported in the Statements of Changes in Net Assets, in Transfers between funds and guaranteed interest account, net. Surrenders are included in the Transfers for Contract benefits and terminations.

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract, election of riders, or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED                 HOW DEDUCTED
                -------                         -----------                    ---------------                  ------------
Riders                                  Monthly                     Amount varies depending on the         Unit liquidation from
                                                                    specifics of your policy. Depending    account value
                                                                    on the rider, may be additional
                                                                    charges deducted from premiums.

Death Benefit Guarantee (Guaranteed     Monthly                     LOW - $0.01 for each $1,000 of face    Unit liquidation from
Minimum Death Benefit Charge)                                       amount of the policy.                  account value

                                                                    HIGH - $0.02 for each $1,000 of face
                                                                    amount of the policy.

Charge for State and Local Tax Expense  At time of premium payment  Varies by state of residence of        Deducted from premium
                                                                    insured person.

Charge for Federal Tax Expenses         At time of premium payment  1.25%                                  Deducted from premium

Premium Charge                          At time of premium payment  Depending on the policy, varies from   Deducted from premium
                                                                    a flat fee of $2 to $250 to a range
                                                                    of 2.25% to 30% on premiums

Monthly administrative charges          Monthly                     LOW - $5 per month                     Unit liquidation from
                                                                                                           account value
                                                                    HIGH - Depending on face amount,
                                                                    policyholder age at issue and policy
                                                                    year, up to $55 per month.

                                                                    Depending on the policy, may also be
                                                                    a charge per $1,000 of face amount
                                                                    ranging from $0.03 to $0.70

Cost of Insurance (COI) and Rating      Monthly                     Amount varies depending upon           Unit liquidation from
charge                                                              specifics of policy.                   account value
                                                                    COI based upon amount at risk. Rating
                                                                    Charge
                                                                    based upon face amount of insurance.

Surrender, termination or decrease in   At time of transaction      The amount of surrender charges if     Unit liquidation from
face amount of policy during the first                              applicable is set forth in your        account value
10 or 15 years depending on Contract                                policy.

Partial Withdrawal                      At time of transaction.     $25 ( or if less, 2% of the            Unit liquidation from
                                                                    withdrawal), if applicable             account value

Increase in policy's face amount        At time of transaction.     $1.50 for each $1,000 of the increase  Unit liquidation from
                                                                    (but not more than $250 in total), if  account value
                                                                    applicable

Administrative Surrender Charge         At time of transaction.     $2 to $6 per 1,000 depending on issue  Unit liquidation from
                                                                    age which after the third year         account value
                                                                    declines if applicable

                                                                    Depending on the policy, may also be
                                                                    a charge per policy ranging from $450
                                                                    to $540 which after the third year
                                                                    declines

Transfers among investment options      At time of transaction.     LOW - $25 after 12 transfers if        Unit liquidation from
per policy year                                                     applicable                             account value
                                                                    HIGH - $25 per transfer

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                     YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                    VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                   ------- ----------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)    $104.30         --              --          --        (3.49)%
       Highest contract charge 0.90% Class B (x)   $102.72         --              --          --        (4.36)%
       All contract charges                             --         54         $ 5,611        2.12%          --
2010   Lowest contract charge 0.00% Class B (x)    $108.07         --              --          --        17.91%
       Highest contract charge 0.90% Class B (x)   $107.40         --              --          --        17.27%
       All contract charges                             --         15         $ 1,660        4.25%          --
AMERICAN CENTURY VP MID CAP VALUE FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class II (x)   $105.82         --              --          --        (0.84)%
       Highest contract charge 0.90% Class II (x)  $104.22         --              --          --        (1.73)%
       All contract charges                             --        150         $15,606        1.26%          --
2010   Lowest contract charge 0.00% Class II (x)   $106.72         --              --          --        18.21%
       Highest contract charge 0.90% Class II (x)  $106.06         --              --          --        17.57%
       All contract charges                             --        107         $11,195        2.28%          --
AXA AGGRESSIVE ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A        $136.84         --              --          --        (7.27)%
       Highest contract charge 0.90% Class A       $127.00         --              --          --        (8.11)%
       All contract charges                             --        464         $59,678        1.38%          --
2010   Lowest contract charge 0.00% Class A        $147.57         --              --          --        13.36%
       Highest contract charge 0.90% Class A       $138.21         --              --          --        12.34%
       All contract charges                             --        517         $73,607        1.76%          --
2009   Lowest contract charge 0.00% Class A        $130.17         --              --          --        27.60%
       Highest contract charge 0.90% Class A       $123.02         --              --          --        26.45%
       All contract charges                             --        541         $68,292        1.23%          --
2008   Lowest contract charge 0.00% Class A        $102.02         --              --          --       (39.04)%
       Highest contract charge 0.90% Class A       $ 97.29         --              --          --       (39.59)%
       All contract charges                             --        557         $55,039        1.79%          --
2007   Lowest contract charge 0.00% Class A        $167.36         --              --          --         6.44%
       Highest contract charge 0.90% Class A       $161.05         --              --          --         5.47%
       All contract charges                             --        458         $75,012        3.31%          --
AXA AGGRESSIVE ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B        $134.06         --              --          --        (7.50)%
       Highest contract charge 0.60% Class B       $127.57         --              --          --        (8.05)%
       All contract charges                             --        414         $54,953        1.38%          --
2010   Lowest contract charge 0.00% Class B        $144.93         --              --          --        13.08%
       Highest contract charge 0.90% Class B       $135.74         --              --          --        12.06%
       All contract charges                             --        383         $55,053        1.76%          --
2009   Lowest contract charge 0.00% Class B        $128.17         --              --          --        27.28%
       Highest contract charge 0.90% Class B       $121.13         --              --          --        26.13%
       All contract charges                             --        342         $43,394        1.23%          --
2008   Lowest contract charge 0.00% Class B        $100.70         --              --          --       (39.19)%
       Highest contract charge 0.90% Class B       $ 96.03         --              --          --       (39.74)%
       All contract charges                             --        242         $24,066        1.79%          --
2007   Lowest contract charge 0.00% Class B        $165.60         --              --          --         6.17%
       Highest contract charge 0.90% Class B       $159.36         --              --          --         5.21%
       All contract charges                             --        140         $22,756        3.31%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA BALANCED STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.29         --              --          --        (2.39)%
       Highest contract charge 0.00% Class B (v)  $109.29         --              --          --        (2.39)%
       All contract charges                            --         44         $ 4,805        1.59%          --
2010   Lowest contract charge 0.00% Class B (v)   $111.97         --              --          --        10.05%
       Highest contract charge 0.00% Class B (v)  $111.97         --              --          --        10.05%
       All contract charges                            --         15         $ 1,657        4.46%          --
2009   Lowest contract charge 0.00% Class B (v)   $101.74         --              --          --         1.85%
       Highest contract charge 0.00% Class B (v)  $101.74         --              --          --         1.85%
       All contract charges                            --         --         $     8        3.59%          --
AXA CONSERVATIVE ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $136.63         --              --          --         2.15%
       Highest contract charge 0.90% Class A      $126.81         --              --          --         1.24%
       All contract charges                            --        252         $29,188        2.05%          --
2010   Lowest contract charge 0.00% Class A       $133.75         --              --          --         7.54%
       Highest contract charge 0.90% Class A      $125.26         --              --          --         6.57%
       All contract charges                            --        165         $20,469        2.30%          --
2009   Lowest contract charge 0.00% Class A       $124.37         --              --          --        10.10%
       Highest contract charge 0.90% Class A      $117.54         --              --          --         9.11%
       All contract charges                            --        235         $28,315        3.52%          --
2008   Lowest contract charge 0.00% Class A       $112.96         --              --          --       (10.80)%
       Highest contract charge 0.90% Class A      $107.73         --              --          --       (11.60)%
       All contract charges                            --        122         $13,469        5.91%          --
2007   Lowest contract charge 0.00% Class A       $126.63         --              --          --         6.07%
       Highest contract charge 0.90% Class A      $121.86         --              --          --         5.11%
       All contract charges                            --         73         $ 9,013        4.70%          --
AXA CONSERVATIVE ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $133.84         --              --          --         1.90%
       Highest contract charge 0.60% Class B      $127.36         --              --          --         1.29%
       All contract charges                            --         72         $ 9,457        2.05%          --
2010   Lowest contract charge 0.00% Class B       $131.35         --              --          --         7.27%
       Highest contract charge 0.90% Class B      $123.01         --              --          --         6.30%
       All contract charges                            --         68         $ 8,753        2.30%          --
2009   Lowest contract charge 0.00% Class B       $122.45         --              --          --         9.83%
       Highest contract charge 0.90% Class B      $115.72         --              --          --         8.84%
       All contract charges                            --         57         $ 6,849        3.52%          --
2008   Lowest contract charge 0.00% Class B       $111.49         --              --          --       (11.01)%
       Highest contract charge 0.90% Class B      $106.32         --              --          --       (11.82)%
       All contract charges                            --         33         $ 3,580        5.91%          --
2007   Lowest contract charge 0.00% Class B       $125.29         --              --          --         5.80%
       Highest contract charge 0.90% Class B      $120.57         --              --          --         4.85%
       All contract charges                            --         12         $ 1,457        4.70%          --
AXA CONSERVATIVE GROWTH STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.24         --              --          --        (1.39)%
       Highest contract charge 0.00% Class B (v)  $109.24         --              --          --        (1.39)%
       All contract charges                            --         10         $ 1,114        1.49%          --
2010   Lowest contract charge 0.00% Class B (v)   $110.78         --              --          --         9.15%
       Highest contract charge 0.00% Class B (v)  $110.78         --              --          --         9.15%
       All contract charges                            --          5         $   506        3.58%          --
2009   Lowest contract charge 0.00% Class B (v)   $101.49         --              --          --         1.63%
       Highest contract charge 0.00% Class B (v)  $101.49         --              --          --         1.63%
       All contract charges                            --         --         $     8        4.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA CONSERVATIVE STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $108.93         --              --          --         0.72%
       Highest contract charge 0.00% Class B (v)  $108.93         --              --          --         0.72%
       All contract charges                            --          8         $   870        1.35%          --
2010   Lowest contract charge 0.00% Class B (v)   $108.15         --              --          --         7.28%
       Highest contract charge 0.00% Class B (v)  $108.15         --              --          --         7.28%
       All contract charges                            --          6         $   696        3.35%          --
2009   Lowest contract charge 0.00% Class B (v)   $100.81         --              --          --         1.00%
       Highest contract charge 0.00% Class B (v)  $100.81         --              --          --         1.00%
       All contract charges                            --         --         $     1        5.24%          --
AXA CONSERVATIVE-PLUS ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $135.93         --              --          --        (0.46)%
       Highest contract charge 0.90% Class A      $126.16         --              --          --        (1.35)%
       All contract charges                            --        174         $20,541        1.64%          --
2010   Lowest contract charge 0.00% Class A       $136.56         --              --          --         9.34%
       Highest contract charge 0.90% Class A      $127.89         --              --          --         8.36%
       All contract charges                            --        206         $25,053        1.91%          --
2009   Lowest contract charge 0.00% Class A       $124.89         --              --          --        14.70%
       Highest contract charge 0.90% Class A      $118.03         --              --          --        13.67%
       All contract charges                            --        283         $33,330        3.39%          --
2008   Lowest contract charge 0.00% Class A       $108.88         --              --          --       (19.22)%
       Highest contract charge 0.90% Class A      $103.83         --              --          --       (19.95)%
       All contract charges                            --        126         $13,363        4.59%          --
2007   Lowest contract charge 0.00% Class A       $134.79         --              --          --         5.75%
       Highest contract charge 0.90% Class A      $129.71         --              --          --         4.80%
       All contract charges                            --         82         $10,940        4.42%          --
AXA CONSERVATIVE-PLUS ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $133.16         --              --          --        (0.71)%
       Highest contract charge 0.60% Class B      $126.71         --              --          --        (1.31)%
       All contract charges                            --        101         $13,152        1.64%          --
2010   Lowest contract charge 0.00% Class B       $134.11         --              --          --         9.07%
       Highest contract charge 0.90% Class B      $125.60         --              --          --         8.09%
       All contract charges                            --         98         $12,914        1.91%          --
2009   Lowest contract charge 0.00% Class B       $122.96         --              --          --        14.42%
       Highest contract charge 0.90% Class B      $116.20         --              --          --        13.39%
       All contract charges                            --         91         $10,952        3.39%          --
2008   Lowest contract charge 0.00% Class B       $107.46         --              --          --       (19.43)%
       Highest contract charge 0.90% Class B      $102.48         --              --          --       (20.15)%
       All contract charges                            --         54         $ 5,770        4.59%          --
2007   Lowest contract charge 0.00% Class B       $133.37         --              --          --         5.49%
       Highest contract charge 0.90% Class B      $128.34         --              --          --         4.54%
       All contract charges                            --         15         $ 1,965        4.42%          --
AXA GROWTH STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.32         --              --          --        (4.41)%
       Highest contract charge 0.00% Class B (v)  $109.32         --              --          --        (4.41)%
       All contract charges                            --         68         $ 7,470        1.62%          --
2010   Lowest contract charge 0.00% Class B (v)   $114.36         --              --          --        11.69%
       Highest contract charge 0.00% Class B (v)  $114.36         --              --          --        11.69%
       All contract charges                            --         19         $ 2,172        3.11%          --
2009   Lowest contract charge 0.00% Class B (v)   $102.40         --              --          --         2.45%
       Highest contract charge 0.00% Class B (v)  $102.40         --              --          --         2.45%
       All contract charges                            --          2         $   159        2.86%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA MODERATE ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $281.06          --               --        --        (2.15)%
       Highest contract charge 0.90% Class A      $255.59          --               --        --        (3.03)%
       All contract charges                            --       1,904       $  904,360      1.67%          --
2010   Lowest contract charge 0.00% Class A       $287.23          --               --        --        10.18%
       Highest contract charge 0.90% Class A      $263.57          --               --        --         9.19%
       All contract charges                            --       2,084       $1,030,819      2.31%          --
2009   Lowest contract charge 0.00% Class A       $260.68          --               --        --        17.30%
       Highest contract charge 0.90% Class A      $241.38          --               --        --        16.25%
       All contract charges                            --       2,251       $1,030,287      1.61%          --
2008   Lowest contract charge 0.00% Class A       $222.23          --               --        --       (24.29)%
       Highest contract charge 0.90% Class A      $207.64          --               --        --       (24.97)%
       All contract charges                            --       2,411       $  962,519      3.66%          --
2007   Lowest contract charge 0.00% Class A       $293.51          --               --        --         6.54%
       Highest contract charge 0.90% Class A      $276.73          --               --        --         5.58%
       All contract charges                            --       2,592       $1,387,781      3.32%          --
AXA MODERATE ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $138.38          --               --        --        (2.40)%
       Highest contract charge 0.60% Class B      $130.99          --               --        --        (2.98)%
       All contract charges                            --       1,046       $  140,565      1.67%          --
2010   Lowest contract charge 0.00% Class B       $141.78          --               --        --         9.91%
       Highest contract charge 0.90% Class B      $142.39          --               --        --         8.92%
       All contract charges                            --       1,031       $  142,138      2.31%          --
2009   Lowest contract charge 0.00% Class B       $128.99          --               --        --        17.01%
       Highest contract charge 0.90% Class B      $130.72          --               --        --        15.96%
       All contract charges                            --         926       $  116,123      1.61%          --
2008   Lowest contract charge 0.00% Class B       $110.24          --               --        --       (24.47)%
       Highest contract charge 0.90% Class B      $112.73          --               --        --       (25.16)%
       All contract charges                            --         772       $   82,571      3.66%          --
2007   Lowest contract charge 0.00% Class B       $145.96          --               --        --         6.27%
       Highest contract charge 0.90% Class B      $150.62          --               --        --         5.31%
       All contract charges                            --         685       $   96,133      3.32%          --
AXA MODERATE GROWTH STRATEGY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (v)   $109.35          --               --        --        (3.33)%
       Highest contract charge 0.00% Class B (v)  $109.35          --               --        --        (3.33)%
       All contract charges                            --         183       $   19,984      1.43%          --
2010   Lowest contract charge 0.00% Class B (v)   $113.12          --               --        --        10.87%
       Highest contract charge 0.00% Class B (v)  $113.12          --               --        --        10.87%
       All contract charges                            --          89       $   10,098      1.88%          --
2009   Lowest contract charge 0.00% Class B (v)   $102.03          --               --        --         2.11%
       Highest contract charge 0.00% Class B (v)  $102.03          --               --        --         2.11%
       All contract charges                            --          37       $    3,816      1.64%          --
AXA MODERATE-PLUS ALLOCATION
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $141.57          --               --        --        (4.72)%
       Highest contract charge 0.90% Class A      $131.40          --               --        --        (5.58)%
       All contract charges                            --       1,493       $  196,420      1.54%          --
2010   Lowest contract charge 0.00% Class A       $148.58          --               --        --        11.83%
       Highest contract charge 0.90% Class A      $139.16          --               --        --        10.82%
       All contract charges                            --       1,603       $  226,810      1.93%          --
2009   Lowest contract charge 0.00% Class A       $132.87          --               --        --        22.27%
       Highest contract charge 0.90% Class A      $125.57          --               --        --        21.16%
       All contract charges                            --       1,623       $  208,381      1.64%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2008   Lowest contract charge 0.00% Class A       $108.67          --              --         --       (31.61)%
       Highest contract charge 0.90% Class A      $103.64          --              --         --       (32.22)%
       All contract charges                            --       1,552        $164,181       2.62%          --
2007   Lowest contract charge 0.00% Class A       $158.89          --              --         --         6.65%
       Highest contract charge 0.90% Class A      $152.90          --              --         --         5.69%
       All contract charges                            --       1,250        $194,601       3.77%          --
AXA MODERATE-PLUS ALLOCATION
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $138.68          --              --         --        (4.96)%
       Highest contract charge 0.60% Class B      $131.97          --              --         --        (5.53)%
       All contract charges                            --       1,246        $170,658       1.54%          --
2010   Lowest contract charge 0.00% Class B       $145.92          --              --         --        11.55%
       Highest contract charge 0.90% Class B      $136.66          --              --         --        10.55%
       All contract charges                            --       1,171        $168,831       1.93%          --
2009   Lowest contract charge 0.00% Class B       $130.81          --              --         --        21.95%
       Highest contract charge 0.90% Class B      $123.62          --              --         --        20.85%
       All contract charges                            --       1,000        $129,202       1.64%          --
2008   Lowest contract charge 0.00% Class B       $107.26          --              --         --       (31.77)%
       Highest contract charge 0.90% Class B      $102.29          --              --         --       (32.39)%
       All contract charges                            --         727        $ 76,912       2.62%          --
2007   Lowest contract charge 0.00% Class B       $157.21          --              --         --         6.39%
       Highest contract charge 0.90% Class B      $151.29          --              --         --         5.43%
       All contract charges                            --         430        $ 66,580       3.77%          --
AXA TACTICAL MANAGER 2000
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $ 94.60          --              --         --       (10.55)%
       Highest contract charge 0.90% Class B (x)  $ 93.16          --              --         --       (11.36)%
       All contract charges                            --          10        $    904       0.03%          --
2010   Lowest contract charge 0.00% Class B (x)   $105.76          --              --         --        21.27%
       Highest contract charge 0.90% Class B (x)  $105.10          --              --         --        20.60%
       All contract charges                            --           6        $    594       0.08%          --
AXA TACTICAL MANAGER 400
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $ 98.14          --              --         --        (8.22)%
       Highest contract charge 0.90% Class B (x)  $ 96.65          --              --         --        (9.04)%
       All contract charges                            --          25        $  2,417       0.05%          --
2010   Lowest contract charge 0.00% Class B (x)   $106.93          --              --         --        21.45%
       Highest contract charge 0.90% Class B (x)  $106.26          --              --         --        20.79%
       All contract charges                            --           8        $    804         --           --
AXA TACTICAL MANAGER 500
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $100.10          --              --         --        (3.75)%
       Highest contract charge 0.90% Class B (x)  $ 98.58          --              --         --        (4.62)%
       All contract charges                            --          12        $  1,249       0.57%          --
2010   Lowest contract charge 0.00% Class B (x)   $104.00          --              --         --        17.17%
       Highest contract charge 0.90% Class B (x)  $103.35          --              --         --        16.53%
       All contract charges                            --           6        $    618       0.47%          --
AXA TACTICAL MANAGER INTERNATIONAL
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B (x)   $ 88.18          --              --         --       (16.05)%
       Highest contract charge 0.90% Class B (x)  $ 86.84          --              --         --       (16.80)%
       All contract charges                            --          17        $  1,507       2.58%          --
2010   Lowest contract charge 0.00% Class B (x)   $105.04          --              --         --        22.34%
       Highest contract charge 0.90% Class B (x)  $104.38          --              --         --        21.67%
       All contract charges                            --           5        $    524       1.32%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------
                                                     UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                     VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                    ------- ----------------- ---------- -------------- ---------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class III (x)   $102.85         --               --         --        (3.64)%
       Highest contract charge 0.00% Class III (x)  $102.85         --               --         --        (3.64)%
       All contract charges                              --         94         $  6,986       4.38%          --
2010   Lowest contract charge 0.00% Class III (x)   $106.74         --               --         --        15.08%
       Highest contract charge 0.00% Class III (x)  $106.74         --               --         --        15.08%
       All contract charges                              --         17         $  1,392       5.09%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A         $249.07         --               --         --        (0.40)%
       Highest contract charge 0.90% Class A        $218.13         --               --         --        (1.29)%
       All contract charges                              --        584         $134,094         --           --
2010   Lowest contract charge 0.00% Class A         $250.06         --               --         --        33.58%
       Highest contract charge 0.90% Class A        $220.99         --               --         --        32.38%
       All contract charges                              --        629         $146,763       0.04%          --
2009   Lowest contract charge 0.00% Class A         $187.20         --               --         --        36.02%
       Highest contract charge 0.90% Class A        $166.93         --               --         --        34.79%
       All contract charges                              --        664         $117,397       0.13%          --
2008   Lowest contract charge 0.00% Class A         $137.63         --               --         --       (44.52)%
       Highest contract charge 0.90% Class A        $123.85         --               --         --       (45.02)%
       All contract charges                              --        719         $ 93,895       0.01%          --
2007   Lowest contract charge 0.00% Class A         $248.07         --               --         --        16.99%
       Highest contract charge 0.90% Class A        $225.25         --               --         --        15.92%
       All contract charges                              --        776         $183,518         --           --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B         $204.44         --               --         --        (0.65)%
       Highest contract charge 0.60% Class B        $168.98         --               --         --        (1.24)%
       All contract charges                              --        294         $ 50,570         --           --
2010   Lowest contract charge 0.00% Class B         $205.77         --               --         --        33.25%
       Highest contract charge 0.90% Class B        $164.79         --               --         --        32.05%
       All contract charges                              --        320         $ 55,480       0.04%          --
2009   Lowest contract charge 0.00% Class B         $154.43         --               --         --        35.68%
       Highest contract charge 0.90% Class B        $124.79         --               --         --        34.46%
       All contract charges                              --        339         $ 44,293       0.13%          --
2008   Lowest contract charge 0.00% Class B         $113.82         --               --         --       (44.66)%
       Highest contract charge 0.90% Class B        $ 92.81         --               --         --       (45.16)%
       All contract charges                              --        371         $ 35,774       0.01%          --
2007   Lowest contract charge 0.00% Class B         $205.66         --               --         --        16.69%
       Highest contract charge 0.90% Class B        $169.23         --               --         --        15.63%
       All contract charges                              --        384         $ 67,100         --           --
EQ/BLACKROCK BASIC VALUE EQUITY
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A         $190.61         --               --         --        (2.86)%
       Highest contract charge 0.60% Class A        $181.40         --               --         --        (3.44)%
       All contract charges                              --        203         $ 27,534       1.27%          --
2010   Lowest contract charge 0.00% Class A         $196.23         --               --         --        12.56%
       Highest contract charge 0.60% Class A        $187.87         --               --         --        11.89%
       All contract charges                              --        193         $ 28,298       1.38%          --
2009   Lowest contract charge 0.00% Class A         $174.33         --               --         --        30.60%
       Highest contract charge 0.60% Class A        $167.91         --               --         --        29.82%
       All contract charges                              --        137         $ 23,060       2.76%          --
2008   Lowest contract charge 0.00% Class A         $133.48         --               --         --       (36.40)%
       Highest contract charge 0.60% Class A        $129.34         --               --         --       (36.78)%
       All contract charges                              --        118         $ 15,312       1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/BLACKROCK BASIC VALUE EQUITY (CONTINUED)
2007   Lowest contract charge 0.00% Class A       $209.86         --               --         --         1.43%
       Highest contract charge 0.60% Class A      $204.58         --               --         --         0.82%
       All contract charges                            --         92         $ 18,777       1.08%          --
EQ/BLACKROCK BASIC VALUE EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $250.90         --               --         --        (3.10)%
       Highest contract charge 0.90% Class B      $219.75         --               --         --        (3.98)%
       All contract charges                            --        604         $138,637       1.27%          --
2010   Lowest contract charge 0.00% Class B       $258.94         --               --         --        12.28%
       Highest contract charge 0.90% Class B      $228.85         --               --         --        11.27%
       All contract charges                            --        676         $160,888       1.38%          --
2009   Lowest contract charge 0.00% Class B       $230.61         --               --         --        30.28%
       Highest contract charge 0.90% Class B      $205.66         --               --         --        29.11%
       All contract charges                            --        658         $139,175       2.76%          --
2008   Lowest contract charge 0.00% Class B       $177.01         --               --         --       (36.56)%
       Highest contract charge 0.90% Class B      $159.29         --               --         --       (37.13)%
       All contract charges                            --        668         $108,533       1.72%          --
2007   Lowest contract charge 0.00% Class B       $279.01         --               --         --         1.18%
       Highest contract charge 0.90% Class B      $253.37         --               --         --         0.27%
       All contract charges                            --        716         $183,917       1.08%          --
EQ/BOSTON ADVISORS EQUITY INCOME
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 86.51         --               --         --        (0.15)%
       Highest contract charge 0.90% Class A (a)  $ 82.91         --               --         --        (1.05)%
       All contract charges                            --         50         $  4,192       2.15%          --
2010   Lowest contract charge 0.00% Class A (a)   $ 86.64         --               --         --        15.99%
       Highest contract charge 0.90% Class A (a)  $ 83.79         --               --         --        14.95%
       All contract charges                            --         51         $  4,358       2.54%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 74.69         --               --         --        11.83%
       Highest contract charge 0.90% Class A (a)  $ 72.89         --               --         --        10.83%
       All contract charges                            --         57         $  4,166       2.64%          --
2008   Lowest contract charge 0.00% Class A (a)   $ 66.79         --               --         --       (32.12)%
       Highest contract charge 0.90% Class A (a)  $ 65.77         --               --         --       (32.74)%
       All contract charges                            --         48         $  3,153       3.06%          --
2007   Lowest contract charge 0.00% Class A (a)   $ 98.40         --               --         --        (1.60)%
       Highest contract charge 0.90% Class A (a)  $ 97.78         --               --         --        (2.22)%
       All contract charges                       $    --         17         $  1,714       2.69%          --
EQ/BOSTON ADVISORS EQUITY INCOME
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $119.20         --               --         --        (0.39)%
       Highest contract charge 0.60% Class B      $ 83.11         --               --         --        (0.99)%
       All contract charges                            --         70         $  7,794       2.15%          --
2010   Lowest contract charge 0.00% Class B       $119.67         --               --         --        15.70%
       Highest contract charge 0.90% Class B (a)  $ 83.01         --               --         --        14.66%
       All contract charges                            --         63         $  7,040       2.54%          --
2009   Lowest contract charge 0.00% Class B       $103.43         --               --         --        11.55%
       Highest contract charge 0.90% Class B (a)  $ 72.39         --               --         --        10.54%
       All contract charges                            --         61         $  5,880       2.64%          --
2008   Lowest contract charge 0.00% Class B       $ 92.72         --               --         --       (32.30)%
       Highest contract charge 0.90% Class B (a)  $ 65.49         --               --         --       (32.91)%
       All contract charges                            --         58         $  4,949       3.06%          --
2007   Lowest contract charge 0.00% Class B       $136.96         --               --         --         3.70%
       Highest contract charge 0.90% Class B (a)  $ 97.61         --               --         --        (2.39)%
       All contract charges                            --         34         $  4,423       2.69%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A   $144.65         --              --          --         0.52%
       Highest contract charge 0.00% Class A  $144.65         --              --          --         0.52%
       All contract charges                        --         --         $    61        0.42%          --
2010   Lowest contract charge 0.00% Class A   $143.90         --              --          --        12.81%
       Highest contract charge 0.00% Class A  $143.90         --              --          --        12.81%
       All contract charges                        --         --         $    50        0.05%          --
2009   Lowest contract charge 0.00% Class A   $127.56         --              --          --        31.21%
       Highest contract charge 0.00% Class A  $127.56         --              --          --        31.21%
       All contract charges                        --         --         $    41        0.30%          --
2008   Lowest contract charge 0.00% Class A   $ 97.22         --              --          --       (45.08)%
       Highest contract charge 0.00% Class A  $ 97.22         --              --          --       (45.08)%
       All contract charges                        --         --         $    24        0.33%          --
2007   Lowest contract charge 0.00% Class A   $177.03         --              --          --        12.41%
       Highest contract charge 0.00% Class A  $177.03         --              --          --        12.41%
       All contract charges                        --         --         $    12        0.40%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $ 90.62         --              --          --         0.28%
       Highest contract charge 0.90% Class B  $ 81.02         --              --          --        (0.63)%
       All contract charges                        --          7         $   609        0.42%          --
2010   Lowest contract charge 0.00% Class B   $ 90.37         --              --          --        12.52%
       Highest contract charge 0.90% Class B  $ 81.53         --              --          --        11.51%
       All contract charges                        --          7         $   600        0.05%          --
2009   Lowest contract charge 0.00% Class B   $ 80.31         --              --          --        30.89%
       Highest contract charge 0.90% Class B  $ 73.12         --              --          --        29.71%
       All contract charges                        --          6         $   492        0.30%          --
2008   Lowest contract charge 0.00% Class B   $ 61.36         --              --          --       (45.22)%
       Highest contract charge 0.90% Class B  $ 56.37         --              --          --       (45.71)%
       All contract charges                        --          7         $   401        0.33%          --
2007   Lowest contract charge 0.00% Class B   $112.02         --              --          --        12.13%
       Highest contract charge 0.90% Class B  $103.84         --              --          --        11.12%
       All contract charges                        --          7         $   747        0.40%          --
EQ/CAPITAL GUARDIAN RESEARCH (D)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $187.09         --              --          --         4.26%
       Highest contract charge 0.60% Class A  $121.59         --              --          --         3.64%
       All contract charges                        --         65         $10,218        0.74%          --
2010   Lowest contract charge 0.00% Class A   $179.45         --              --          --        16.09%
       Highest contract charge 0.60% Class A  $117.32         --              --          --        15.39%
       All contract charges                        --         68         $10,397        0.76%          --
2009   Lowest contract charge 0.00% Class A   $154.58         --              --          --        31.78%
       Highest contract charge 0.60% Class A  $101.67         --              --          --        30.99%
       All contract charges                        --         64         $ 9,138        1.18%          --
2008   Lowest contract charge 0.00% Class A   $117.30         --              --          --       (39.51)%
       Highest contract charge 0.60% Class A  $ 77.62         --              --          --       (39.87)%
       All contract charges                        --         64         $ 6,892        0.93%          --
2007   Lowest contract charge 0.00% Class A   $193.92         --              --          --         1.90%
       Highest contract charge 0.60% Class A  $129.09         --              --          --         1.28%
       All contract charges                        --         65         $11,625        1.25%          --
EQ/CAPITAL GUARDIAN RESEARCH (D)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $142.14         --              --          --         4.00%
       Highest contract charge 0.90% Class B  $127.14         --              --          --         3.07%
       All contract charges                        --        548         $72,714        0.74%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/CAPITAL GUARDIAN RESEARCH (D) (CONTINUED)
2010   Lowest contract charge 0.00% Class B   $136.67          --               --        --        15.80%
       Highest contract charge 0.90% Class B  $123.35          --               --        --        14.76%
       All contract charges                        --         645       $   82,860      0.76%          --
2009   Lowest contract charge 0.00% Class B   $118.02          --               --        --        31.46%
       Highest contract charge 0.90% Class B  $107.49          --               --        --        30.28%
       All contract charges                        --         739       $   82,540      1.18%          --
2008   Lowest contract charge 0.00% Class B   $ 89.78          --               --        --       (39.66)%
       Highest contract charge 0.90% Class B  $ 82.51          --               --        --       (40.21)%
       All contract charges                        --         839       $   71,731      0.93%          --
2007   Lowest contract charge 0.00% Class B   $148.80          --               --        --         1.66%
       Highest contract charge 0.90% Class B  $137.99          --               --        --         0.73%
       All contract charges                        --         991       $  141,208      1.25%          --
EQ/COMMON STOCK INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $311.78          --               --        --         0.78%
       Highest contract charge 0.90% Class A  $334.99          --               --        --        (0.13)%
       All contract charges                        --       1,883       $1,134,175      1.45%          --
2010   Lowest contract charge 0.00% Class A   $309.36          --               --        --        16.16%
       Highest contract charge 0.90% Class A  $335.41          --               --        --        15.11%
       All contract charges                        --       2,104       $1,268,082      1.50%          --
2009   Lowest contract charge 0.00% Class A   $266.33          --               --        --        28.65%
       Highest contract charge 0.90% Class A  $291.37          --               --        --        27.49%
       All contract charges                        --       2,319       $1,221,065      1.98%          --
2008   Lowest contract charge 0.00% Class A   $207.02          --               --        --       (43.66)%
       Highest contract charge 0.90% Class A  $228.54          --               --        --       (44.16)%
       All contract charges                        --       2,570       $1,063,965      1.76%          --
2007   Lowest contract charge 0.00% Class A   $367.42          --               --        --         3.74%
       Highest contract charge 0.90% Class A  $409.31          --               --        --         2.80%
       All contract charges                        --       2,851       $2,121,464      1.21%          --
EQ/COMMON STOCK INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B   $ 97.37          --               --        --         0.54%
       Highest contract charge 0.60% Class B  $108.76          --               --        --        (0.06)%
       All contract charges                        --       1,270       $  136,452      1.45%          --
2010   Lowest contract charge 0.00% Class B   $ 96.85          --               --        --        15.87%
       Highest contract charge 0.90% Class B  $104.82          --               --        --        14.83%
       All contract charges                        --       1,377       $  148,154      1.50%          --
2009   Lowest contract charge 0.00% Class B   $ 83.59          --               --        --        28.32%
       Highest contract charge 0.90% Class B  $ 91.28          --               --        --        27.17%
       All contract charges                        --       1,434       $  134,673      1.98%          --
2008   Lowest contract charge 0.00% Class B   $ 65.14          --               --        --       (43.79)%
       Highest contract charge 0.90% Class B  $ 71.78          --               --        --       (44.30)%
       All contract charges                        --       1,545       $  114,072      1.76%          --
2007   Lowest contract charge 0.00% Class B   $115.89          --               --        --         3.48%
       Highest contract charge 0.90% Class B  $128.87          --               --        --         2.54%
       All contract charges                        --       1,632       $  215,773      1.21%          --
EQ/CORE BOND INDEX (I) (R)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $127.85          --               --        --         5.06%
       Highest contract charge 0.90% Class A  $122.00          --               --        --         4.12%
       All contract charges                        --         260       $   35,436      2.03%          --
2010   Lowest contract charge 0.00% Class A   $121.69          --               --        --         6.04%
       Highest contract charge 0.90% Class A  $117.17          --               --        --         5.09%
       All contract charges                        --         281       $   36,552      2.41%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/CORE BOND INDEX (I) (R) (CONTINUED)
2009   Lowest contract charge 0.00% Class A   $114.76          --              --         --         2.93%
       Highest contract charge 0.90% Class A  $111.50          --              --         --         1.85%
       All contract charges                        --         277        $ 34,011       2.63%          --
2008   Lowest contract charge 0.00% Class A   $111.49          --              --         --        (8.70)%
       Highest contract charge 0.60% Class A  $114.58          --              --         --        (9.24)%
       All contract charges                        --         177        $ 19,837       4.36%          --
2007   Lowest contract charge 0.00% Class A   $122.11          --              --         --         3.35%
       Highest contract charge 0.60% Class A  $126.25          --              --         --         2.73%
       All contract charges                        --         183        $ 22,459       4.85%          --
EQ/CORE BOND INDEX (I) (R)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B   $132.84          --              --         --         4.80%
       Highest contract charge 0.60% Class B  $153.36          --              --         --         4.17%
       All contract charges                        --         129        $ 18,727       2.03%          --
2010   Lowest contract charge 0.00% Class B   $126.76          --              --         --         5.78%
       Highest contract charge 0.90% Class B  $141.79          --              --         --         4.83%
       All contract charges                        --         134        $ 18,791       2.41%          --
2009   Lowest contract charge 0.00% Class B   $119.83          --              --         --         2.69%
       Highest contract charge 0.90% Class B  $135.26          --              --         --         1.76%
       All contract charges                        --         148        $ 19,669       2.63%          --
2008   Lowest contract charge 0.00% Class B   $116.70          --              --         --        (8.93)%
       Highest contract charge 0.90% Class B  $132.92          --              --         --        (9.76)%
       All contract charges                        --         231        $ 30,469       4.36%          --
2007   Lowest contract charge 0.00% Class B   $128.15          --              --         --         3.11%
       Highest contract charge 0.90% Class B  $147.29          --              --         --         2.17%
       All contract charges                        --         266        $ 39,114       4.85%          --
EQ/EQUITY 500 INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $352.17          --              --         --         1.77%
       Highest contract charge 0.90% Class A  $302.87          --              --         --         0.85%
       All contract charges                        --       1,247        $396,873       1.66%          --
2010   Lowest contract charge 0.00% Class A   $346.06          --              --         --        14.67%
       Highest contract charge 0.90% Class A  $300.32          --              --         --        13.63%
       All contract charges                        --       1,432        $460,626       1.63%          --
2009   Lowest contract charge 0.00% Class A   $301.80          --              --         --        26.18%
       Highest contract charge 0.90% Class A  $264.28          --              --         --        25.04%
       All contract charges                        --       1,537        $434,234       2.17%          --
2008   Lowest contract charge 0.00% Class A   $239.18          --              --         --       (37.17)%
       Highest contract charge 0.90% Class A  $211.35          --              --         --       (37.73)%
       All contract charges                        --       1,683        $378,210       1.89%          --
2007   Lowest contract charge 0.00% Class A   $380.65          --              --         --         5.22%
       Highest contract charge 0.90% Class A  $339.42          --              --         --         4.27%
       All contract charges                        --       1,757        $629,598       1.54%          --
EQ/EQUITY 500 INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B   $106.60          --              --         --         1.51%
       Highest contract charge 0.60% Class B  $102.10          --              --         --         0.91%
       All contract charges                        --         977        $100,915       1.66%          --
2010   Lowest contract charge 0.00% Class B   $105.01          --              --         --        14.38%
       Highest contract charge 0.90% Class B  $112.13          --              --         --        13.35%
       All contract charges                        --       1,034        $105,553       1.63%          --
2009   Lowest contract charge 0.00% Class B   $ 91.81          --              --         --        25.87%
       Highest contract charge 0.90% Class B  $ 98.92          --              --         --        24.73%
       All contract charges                        --       1,049        $ 93,840       2.17%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                 ------- ----------------- ---------- -------------- ---------
EQ/EQUITY 500 INDEX (CONTINUED)
2008  Lowest contract charge 0.00% Class B       $ 72.94          --              --         --       (37.33)%
      Highest contract charge 0.90% Class B      $ 79.31          --              --         --       (37.88)%
      All contract charges                            --       1,013        $ 72,180       1.89%          --
2007  Lowest contract charge 0.00% Class B       $116.38          --              --         --         4.95%
      Highest contract charge 0.90% Class B      $127.68          --              --         --         4.00%
      All contract charges                            --       1,054        $119,906       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A       $163.00          --              --         --        (5.92)%
      Highest contract charge 0.60% Class A      $155.12          --              --         --        (6.48)%
      All contract charges                            --         174        $ 28,035       0.31%          --
2010  Lowest contract charge 0.00% Class A       $173.25          --              --         --        15.43%
      Highest contract charge 0.60% Class A      $165.86          --              --         --        14.74%
      All contract charges                            --         204        $ 35,000       0.35%          --
2009  Lowest contract charge 0.00% Class A       $150.08          --              --         --        27.85%
      Highest contract charge 0.60% Class A      $144.56          --              --         --        27.08%
      All contract charges                            --         227        $ 33,783       0.92%          --
2008  Lowest contract charge 0.00% Class A       $117.39          --              --         --       (40.15)%
      Highest contract charge 0.60% Class A      $113.75          --              --         --       (40.51)%
      All contract charges                            --         232        $ 26,902       1.01%          --
2007  Lowest contract charge 0.00% Class A       $196.14          --              --         --        14.33%
      Highest contract charge 0.60% Class A      $191.21          --              --         --        13.64%
      All contract charges                            --         198        $ 38,456       0.24%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B       $155.08          --              --         --        (6.19)%
      Highest contract charge 0.90% Class B      $141.36          --              --         --        (7.04)%
      All contract charges                            --         469        $ 69,267       0.31%          --
2010  Lowest contract charge 0.00% Class B       $165.32          --              --         --        15.26%
      Highest contract charge 0.90% Class B      $152.06          --              --         --        14.22%
      All contract charges                            --         570        $ 90,086       0.35%          --
2009  Lowest contract charge 0.00% Class B       $143.43          --              --         --        27.81%
      Highest contract charge 0.90% Class B      $133.13          --              --         --        26.66%
      All contract charges                            --         686        $ 94,638       0.92%          --
2008  Lowest contract charge 0.00% Class B       $112.22          --              --         --       (40.29)%
      Highest contract charge 0.90% Class B      $105.11          --              --         --       (40.83)%
      All contract charges                            --         803        $ 86,963       1.01%          --
2007  Lowest contract charge 0.00% Class B       $187.95          --              --         --        14.05%
      Highest contract charge 0.90% Class B      $177.63          --              --         --        13.01%
      All contract charges                            --         778        $141,730       0.24%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Class A       $107.04          --              --         --         1.60%
      Highest contract charge 0.00% Class A      $107.04          --              --         --         1.60%
      All contract charges                            --           9        $    922       0.22%          --
2010  Lowest contract charge 0.00% Class A       $105.35          --              --         --         9.46%
      Highest contract charge 0.00% Class A      $105.35          --              --         --         9.46%
      All contract charges                            --           2        $    222         --           --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B       $137.34          --              --         --         1.35%
      Highest contract charge 0.90% Class B (a)  $105.54          --              --         --         0.44%
      All contract charges                            --         101        $ 11,469       0.22%          --
2010  Lowest contract charge 0.00% Class B       $135.51          --              --         --         9.62%
      Highest contract charge 0.90% Class B (a)  $105.08          --              --         --         8.64%
      All contract charges                            --          86        $  9,576         --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                 ------- ----------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2009  Lowest contract charge 0.00% Class B       $123.62         --              --          --        16.63%
      Highest contract charge 0.90% Class B (a)  $ 96.72         --              --          --        15.57%
      All contract charges                            --         64         $ 6,599          --           --
2008  Lowest contract charge 0.00% Class B       $105.99         --              --          --       (13.83)%
      Highest contract charge 0.90% Class B (a)  $ 83.69         --              --          --       (14.59)%
      All contract charges                            --         45         $ 3,909        0.62%          --
2007  Lowest contract charge 0.00% Class B       $123.00         --              --          --         3.43%
      Highest contract charge 0.90% Class B (a)  $ 97.99         --              --          --        (2.01)%
      All contract charges                            --         24         $ 2,454        1.65%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Class A (x)   $109.85         --              --          --        (3.25)%
      Highest contract charge 0.00% Class A (x)  $109.85         --              --          --        (3.25)%
      All contract charges                            --         46         $ 3,385        0.08%          --
2010  Lowest contract charge 0.00% Class A (x)   $113.54         --              --          --        28.64%
      Highest contract charge 0.00% Class A (x)  $113.54         --              --          --        28.64%
      All contract charges                            --         20         $ 1,661        0.43%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B       $193.20         --              --          --        (3.49)%
      Highest contract charge 0.90% Class B (a)  $120.95         --              --          --        (4.36)%
      All contract charges                            --        589         $86,433        0.08%          --
2010  Lowest contract charge 0.00% Class B       $200.19         --              --          --        32.64%
      Highest contract charge 0.90% Class B (a)  $126.46         --              --          --        31.45%
      All contract charges                            --        629         $93,432        0.43%          --
2009  Lowest contract charge 0.00% Class B       $150.93         --              --          --        41.45%
      Highest contract charge 0.90% Class B (a)  $ 96.20         --              --          --        40.18%
      All contract charges                            --        446         $51,042        0.49%          --
2008  Lowest contract charge 0.00% Class B       $106.70         --              --          --       (30.66)%
      Highest contract charge 0.90% Class B (a)  $ 68.63         --              --          --       (31.28)%
      All contract charges                            --        319         $26,043        0.74%          --
2007  Lowest contract charge 0.00% Class B       $153.87         --              --          --         9.30%
      Highest contract charge 0.90% Class B (a)  $ 99.87         --              --          --        (0.13)%
      All contract charges                            --        168         $20,185        0.78%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A       $139.82         --              --          --         4.63%
      Highest contract charge 0.90% Class A (a)  $125.50         --              --          --         3.69%
      All contract charges                            --        117         $15,161        2.50%          --
2010  Lowest contract charge 0.00% Class A       $133.63         --              --          --         6.55%
      Highest contract charge 0.90% Class A (a)  $121.03         --              --          --         5.59%
      All contract charges                            --        191         $24,582        2.75%          --
2009  Lowest contract charge 0.00% Class A       $125.42         --              --          --         2.29%
      Highest contract charge 0.90% Class A (a)  $114.62         --              --          --         1.36%
      All contract charges                            --        201         $24,221        0.80%          --
2008  Lowest contract charge 0.00% Class A       $122.61         --              --          --         6.75%
      Highest contract charge 0.90% Class A (a)  $113.08         --              --          --         5.79%
      All contract charges                            --        196         $23,223       20.80%          --
2007  Lowest contract charge 0.00% Class A       $114.86         --              --          --         9.59%
      Highest contract charge 0.90% Class A (a)  $106.89         --              --          --         6.89%
      All contract charges                            --         50         $ 5,603        7.15%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class B       $133.23         --              --          --         4.40%
      Highest contract charge 0.60% Class B      $125.78         --              --          --         3.77%
      All contract charges                            --         65         $ 8,465        2.50%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2010   Lowest contract charge 0.00% Class B       $127.62          --              --         --         6.31%
       Highest contract charge 0.90% Class B (a)  $119.86          --              --         --         5.35%
       All contract charges                            --          70        $  8,651       2.75%          --
2009   Lowest contract charge 0.00% Class B       $120.05          --              --         --         1.96%
       Highest contract charge 0.90% Class B (a)  $113.78          --              --         --         1.05%
       All contract charges                            --          68        $  7,911       0.80%          --
2008   Lowest contract charge 0.00% Class B       $117.74          --              --         --         6.48%
       Highest contract charge 0.90% Class B (a)  $112.59          --              --         --         5.52%
       All contract charges                            --          56        $  6,292      20.80%          --
2007   Lowest contract charge 0.00% Class B       $110.57          --              --         --         9.31%
       Highest contract charge 0.90% Class B (a)  $106.70          --              --         --         6.70%
       All contract charges                            --           8        $    832       7.15%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A       $354.68          --              --         --       (12.06)%
       Highest contract charge 0.00% Class A      $354.68          --              --         --       (12.06)%
       All contract charges                            --         111        $ 31,042       1.72%          --
2010   Lowest contract charge 0.00% Class A       $403.34          --              --         --        11.68%
       Highest contract charge 0.00% Class A      $403.34          --              --         --        11.68%
       All contract charges                            --         107        $ 36,616       1.07%          --
2009   Lowest contract charge 0.00% Class A       $361.16          --              --         --        50.32%
       Highest contract charge 0.00% Class A      $361.16          --              --         --        50.32%
       All contract charges                            --         102        $ 34,388       1.35%          --
2008   Lowest contract charge 0.00% Class A       $240.26          --              --         --       (57.25)%
       Highest contract charge 0.00% Class A      $240.26          --              --         --       (57.25)%
       All contract charges                            --          94        $ 21,131       0.16%          --
2007   Lowest contract charge 0.00% Class A       $562.02          --              --         --        42.38%
       Highest contract charge 0.00% Class A      $562.02          --              --         --        42.38%
       All contract charges                            --          86        $ 45,275         --           --
EQ/GLOBAL MULTI-SECTOR EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $190.16          --              --         --       (12.32)%
       Highest contract charge 0.90% Class B      $167.00          --              --         --       (13.10)%
       All contract charges                            --         746        $134,145       1.72%          --
2010   Lowest contract charge 0.00% Class B       $216.87          --              --         --        11.45%
       Highest contract charge 0.90% Class B      $192.18          --              --         --        10.45%
       All contract charges                            --         912        $188,318       1.07%          --
2009   Lowest contract charge 0.00% Class B       $194.58          --              --         --        50.06%
       Highest contract charge 0.90% Class B      $174.00          --              --         --        48.72%
       All contract charges                            --       1,092        $202,525       1.35%          --
2008   Lowest contract charge 0.00% Class B       $129.67          --              --         --       (57.35)%
       Highest contract charge 0.90% Class B      $117.00          --              --         --       (57.74)%
       All contract charges                            --       1,094        $135,457       0.16%          --
2007   Lowest contract charge 0.00% Class B       $304.02          --              --         --        42.02%
       Highest contract charge 0.90% Class B      $276.83          --              --         --        40.74%
       All contract charges                            --       1,247        $363,699         --           --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $230.94          --              --         --         5.56%
       Highest contract charge 0.90% Class A      $206.79          --              --         --         4.61%
       All contract charges                            --         338        $ 77,711       0.57%          --
2010   Lowest contract charge 0.00% Class A       $218.78          --              --         --         4.48%
       Highest contract charge 0.90% Class A      $197.67          --              --         --         3.54%
       All contract charges                            --         354        $ 79,719       1.28%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                    VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                   ------- ----------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX (CONTINUED)
2009     Lowest contract charge 0.00% Class A      $209.40         --               --         --        (2.03)%
         Highest contract charge 0.90% Class A     $190.91         --               --         --        (2.91)%
         All contract charges                           --        410         $ 89,577       1.14%          --
2008     Lowest contract charge 0.00% Class A      $213.74         --               --         --         3.85%
         Highest contract charge 0.90% Class A     $196.64         --               --         --         2.92%
         All contract charges                           --        514         $115,434       3.43%          --
2007     Lowest contract charge 0.00% Class A      $205.81         --               --         --         7.13%
         Highest contract charge 0.90% Class A     $191.07         --               --         --         6.17%
         All contract charges                           --        514         $111,848       4.67%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
         Unit Value 0.00% to 0.60%*
2011     Lowest contract charge 0.00% Class B      $165.83         --               --         --         5.30%
         Highest contract charge 0.60% Class B     $153.66         --               --         --         4.67%
         All contract charges                           --        147         $ 22,715       0.57%          --
2010     Lowest contract charge 0.00% Class B      $157.49         --               --         --         4.22%
         Highest contract charge 0.90% Class B     $144.85         --               --         --         3.28%
         All contract charges                           --        169         $ 24,989       1.28%          --
2009     Lowest contract charge 0.00% Class B      $151.12         --               --         --        (2.27)%
         Highest contract charge 0.90% Class B     $140.25         --               --         --        (3.15)%
         All contract charges                           --        170         $ 24,147       1.14%          --
2008     Lowest contract charge 0.00% Class B      $154.63         --               --         --         3.59%
         Highest contract charge 0.90% Class B     $144.81         --               --         --         2.66%
         All contract charges                           --        194         $ 28,362       3.43%          --
2007     Lowest contract charge 0.00% Class B      $149.27         --               --         --         6.87%
         Highest contract charge 0.90% Class B     $141.06         --               --         --         5.90%
         All contract charges                           --        220         $ 31,242       4.67%          --
EQ/INTERNATIONAL CORE PLUS
         Unit Value 0.00% to 0.60%*
2011     Lowest contract charge 0.00% Class A      $179.36         --               --         --       (16.72)%
         Highest contract charge 0.60% Class A     $132.79         --               --         --       (17.22)%
         All contract charges                           --         30         $  5,139       2.81%          --
2010     Lowest contract charge 0.00% Class A      $215.36         --               --         --         9.48%
         Highest contract charge 0.60% Class A     $160.41         --               --         --         8.83%
         All contract charges                           --         30         $  6,193       1.85%          --
2009     Lowest contract charge 0.00% Class A      $196.72         --               --         --        35.64%
         Highest contract charge 0.60% Class A     $147.40         --               --         --        34.82%
         All contract charges                           --         21         $  3,994       3.66%          --
2008     Lowest contract charge 0.00% Class A      $145.03         --               --         --       (44.69)%
         Highest contract charge 0.60% Class A     $109.33         --               --         --       (45.02)%
         All contract charges                           --         10         $  1,280       1.91%          --
2007     Lowest contract charge 0.00% Class A      $262.21         --               --         --        15.52%
         Highest contract charge 0.60% Class A     $198.86         --               --         --        14.83%
         All contract charges                           --          3         $    639       0.44%          --
EQ/INTERNATIONAL CORE PLUS
         Unit Value 0.00% to 0.90%*
2011     Lowest contract charge 0.00% Class B      $116.22         --               --         --       (16.93)%
         Highest contract charge 0.90% Class B     $103.62         --               --         --       (17.68)%
         All contract charges                           --        196         $ 21,687       2.81%          --
2010     Lowest contract charge 0.00% Class B      $139.91         --               --         --         9.22%
         Highest contract charge 0.90% Class B     $125.87         --               --         --         8.24%
         All contract charges                           --        200         $ 26,624       1.85%          --
2009     Lowest contract charge 0.00% Class B      $128.10         --               --         --        35.34%
         Highest contract charge 0.90% Class B     $116.29         --               --         --        34.12%
         All contract charges                           --        197         $ 23,921       3.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/INTERNATIONAL CORE PLUS (CONTINUED)
2008   Lowest contract charge 0.00% Class B   $ 94.65          --              --         --       (44.86)%
       Highest contract charge 0.90% Class B  $ 86.71          --              --         --       (45.35)%
       All contract charges                        --         150        $ 13,439       1.91%          --
2007   Lowest contract charge 0.00% Class B   $171.65          --              --         --        15.23%
       Highest contract charge 0.90% Class B  $158.67          --              --         --        14.18%
       All contract charges                        --          98        $ 16,036       0.44%          --
EQ/INTERNATIONAL EQUITY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $145.10          --              --         --       (11.98)%
       Highest contract charge 0.90% Class A  $124.71          --              --         --       (12.77)%
       All contract charges                        --       2,078        $275,646       2.92%          --
2010   Lowest contract charge 0.00% Class A   $164.85          --              --         --         5.48%
       Highest contract charge 0.90% Class A  $142.97          --              --         --         4.53%
       All contract charges                        --       2,357        $357,450       2.44%          --
2009   Lowest contract charge 0.00% Class A   $156.28          --              --         --        27.41%
       Highest contract charge 0.90% Class A  $136.77          --              --         --        26.27%
       All contract charges                        --       2,669        $385,918       2.64%          --
2008   Lowest contract charge 0.00% Class A   $122.66          --              --         --       (50.60)%
       Highest contract charge 0.90% Class A  $108.32          --              --         --       (51.04)%
       All contract charges                        --       2,982        $340,199       2.81%          --
2007   Lowest contract charge 0.00% Class A   $248.28          --              --         --        12.01%
       Highest contract charge 0.90% Class A  $221.26          --              --         --        11.00%
       All contract charges                        --       3,274        $760,166       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $ 99.06          --              --         --       (12.20)%
       Highest contract charge 0.90% Class B  $ 91.81          --              --         --       (12.98)%
       All contract charges                        --         446        $ 43,556       2.92%          --
2010   Lowest contract charge 0.00% Class B   $112.82          --              --         --         5.21%
       Highest contract charge 0.90% Class B  $105.51          --              --         --         4.27%
       All contract charges                        --         482        $ 53,934       2.44%          --
2009   Lowest contract charge 0.00% Class B   $107.23          --              --         --        27.09%
       Highest contract charge 0.90% Class B  $101.19          --              --         --        25.96%
       All contract charges                        --         524        $ 55,911       2.64%          --
2008   Lowest contract charge 0.00% Class B   $ 84.37          --              --         --       (50.72)%
       Highest contract charge 0.90% Class B  $ 80.34          --              --         --       (51.17)%
       All contract charges                        --         569        $ 48,080       2.81%          --
2007   Lowest contract charge 0.00% Class B   $171.21          --              --         --        11.73%
       Highest contract charge 0.90% Class B  $164.52          --              --         --        10.71%
       All contract charges                        --         583        $100,264       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $170.66          --              --         --       (15.92)%
       Highest contract charge 0.60% Class A  $124.85          --              --         --       (16.43)%
       All contract charges                        --         116        $ 17,306       1.92%          --
2010   Lowest contract charge 0.00% Class A   $202.98          --              --         --         6.34%
       Highest contract charge 0.60% Class A  $149.39          --              --         --         5.70%
       All contract charges                        --         115        $ 21,697       0.77%          --
2009   Lowest contract charge 0.00% Class A   $190.88          --              --         --        30.59%
       Highest contract charge 0.60% Class A  $141.34          --              --         --        29.80%
       All contract charges                        --         116        $ 21,409       2.15%          --
2008   Lowest contract charge 0.00% Class A   $146.17          --              --         --       (42.86)%
       Highest contract charge 0.60% Class A  $108.89          --              --         --       (43.19)%
       All contract charges                        --         116        $ 16,541       2.19%          --
2007   Lowest contract charge 0.00% Class A   $255.79          --              --         --        10.47%
       Highest contract charge 0.60% Class A  $191.69          --              --         --         9.80%
       All contract charges                        --         111        $ 27,712       1.92%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/INTERNATIONAL VALUE PLUS
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $124.75         --               --         --       (16.16)%
       Highest contract charge 0.90% Class B  $122.43         --               --         --       (16.92)%
       All contract charges                        --        591         $ 74,631       1.92%          --
2010   Lowest contract charge 0.00% Class B   $148.80         --               --         --         6.07%
       Highest contract charge 0.90% Class B  $147.37         --               --         --         5.12%
       All contract charges                        --        707         $107,054       0.77%          --
2009   Lowest contract charge 0.00% Class B   $140.29         --               --         --        30.25%
       Highest contract charge 0.90% Class B  $140.20         --               --         --        29.08%
       All contract charges                        --        806         $115,534       2.15%          --
2008   Lowest contract charge 0.00% Class B   $107.71         --               --         --       (42.99)%
       Highest contract charge 0.90% Class B  $108.61         --               --         --       (43.51)%
       All contract charges                        --        841         $ 93,084       2.19%          --
2007   Lowest contract charge 0.00% Class B   $188.94         --               --         --        10.19%
       Highest contract charge 0.90% Class B  $192.27         --               --         --         9.19%
       All contract charges                        --        950         $185,432       1.92%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A   $164.36         --               --         --        (4.99)%
       Highest contract charge 0.00% Class A  $164.36         --               --         --        (4.99)%
       All contract charges                        --         11         $  1,436       1.04%          --
2010   Lowest contract charge 0.00% Class A   $173.00         --               --         --        12.61%
       Highest contract charge 0.00% Class A  $173.00         --               --         --        12.61%
       All contract charges                        --         12         $  1,834       1.26%          --
2009   Lowest contract charge 0.00% Class A   $153.64         --               --         --        32.64%
       Highest contract charge 0.00% Class A  $153.64         --               --         --        32.64%
       All contract charges                        --          7         $    941       1.53%          --
2008   Lowest contract charge 0.00% Class A   $115.83         --               --         --       (39.62)%
       Highest contract charge 0.00% Class A  $115.83         --               --         --       (39.62)%
       All contract charges                        --          5         $    506       1.78%          --
2007   Lowest contract charge 0.00% Class A   $191.85         --               --         --        (0.96)%
       Highest contract charge 0.00% Class A  $191.85         --               --         --        (0.96)%
       All contract charges                        --          6         $    923       1.37%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $153.55         --               --         --        (5.23)%
       Highest contract charge 0.90% Class B  $134.48         --               --         --        (6.08)%
       All contract charges                        --        150         $ 20,928       1.04%          --
2010   Lowest contract charge 0.00% Class B   $162.02         --               --         --        12.32%
       Highest contract charge 0.90% Class B  $143.18         --               --         --        11.31%
       All contract charges                        --        178         $ 26,348       1.26%          --
2009   Lowest contract charge 0.00% Class B   $144.25         --               --         --        32.31%
       Highest contract charge 0.90% Class B  $128.64         --               --         --        31.11%
       All contract charges                        --        202         $ 26,895       1.53%          --
2008   Lowest contract charge 0.00% Class B   $109.02         --               --         --       (39.77)%
       Highest contract charge 0.90% Class B  $ 98.11         --               --         --       (40.32)%
       All contract charges                        --        209         $ 20,946       1.78%          --
2007   Lowest contract charge 0.00% Class B   $181.02         --               --         --        (1.21)%
       Highest contract charge 0.90% Class B  $164.38         --               --         --        (2.10)%
       All contract charges                        --        245         $ 41,272       1.37%          --
EQ/LARGE CAP CORE PLUS
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $156.86         --               --         --        (3.98)%
       Highest contract charge 0.60% Class A  $112.68         --               --         --        (4.56)%
       All contract charges                        --          5         $    765       1.13%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2010   Lowest contract charge 0.00% Class A   $163.37          --             --          --        14.44%
       Highest contract charge 0.60% Class A  $118.06          --             --          --        13.76%
       All contract charges                        --           4        $   522        0.92%          --
2009   Lowest contract charge 0.00% Class A   $142.75          --             --          --        26.90%
       Highest contract charge 0.60% Class A  $103.78          --             --          --        26.13%
       All contract charges                        --           3        $   405        4.35%          --
2008   Lowest contract charge 0.00% Class A   $112.49          --             --          --       (37.18)%
       Highest contract charge 0.60% Class A  $ 82.28          --             --          --       (37.56)%
       All contract charges                        --           2        $   228        0.36%          --
2007   Lowest contract charge 0.00% Class A   $179.08          --             --          --         4.16%
       Highest contract charge 0.60% Class A  $131.77          --             --          --         3.53%
       All contract charges                        --          --        $   164        1.29%          --
EQ/LARGE CAP CORE PLUS
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $101.00          --             --          --        (4.24)%
       Highest contract charge 0.90% Class B  $ 90.15          --             --          --        (5.10)%
       All contract charges                        --          69        $ 6,588        1.13%          --
2010   Lowest contract charge 0.00% Class B   $105.47          --             --          --        14.19%
       Highest contract charge 0.90% Class B  $ 94.99          --             --          --        13.16%
       All contract charges                        --          73        $ 7,300        0.92%          --
2009   Lowest contract charge 0.00% Class B   $ 92.37          --             --          --        26.52%
       Highest contract charge 0.90% Class B  $ 83.94          --             --          --        25.37%
       All contract charges                        --          95        $ 8,251        4.35%          --
2008   Lowest contract charge 0.00% Class B   $ 73.01          --             --          --       (37.41)%
       Highest contract charge 0.90% Class B  $ 66.96          --             --          --       (37.97)%
       All contract charges                        --         102        $ 7,038        0.36%          --
2007   Lowest contract charge 0.00% Class B   $116.64          --             --          --         3.88%
       Highest contract charge 0.90% Class B  $107.94          --             --          --         2.95%
       All contract charges                        --         109        $12,127        1.29%          --
EQ/LARGE CAP GROWTH INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $183.95          --             --          --         2.61%
       Highest contract charge 0.60% Class A  $126.23          --             --          --         2.00%
       All contract charges                        --          60        $10,327        0.91%          --
2010   Lowest contract charge 0.00% Class A   $179.27          --             --          --        16.24%
       Highest contract charge 0.60% Class A  $123.76          --             --          --        15.54%
       All contract charges                        --          58        $ 9,763        0.99%          --
2009   Lowest contract charge 0.00% Class A   $154.23          --             --          --        36.70%
       Highest contract charge 0.60% Class A  $107.11          --             --          --        35.90%
       All contract charges                        --          54        $ 8,163        2.21%          --
2008   Lowest contract charge 0.00% Class A   $112.82          --             --          --       (36.18)%
       Highest contract charge 0.60% Class A  $ 78.82          --             --          --       (36.56)%
       All contract charges                        --          50        $ 5,531        0.16%          --
2007   Lowest contract charge 0.00% Class A   $176.77          --             --          --        14.27%
       Highest contract charge 0.60% Class A  $124.25          --             --          --        13.57%
       All contract charges                        --          43        $ 7,435          --           --
EQ/LARGE CAP GROWTH INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $ 91.54          --             --          --         2.35%
       Highest contract charge 0.90% Class B  $ 81.70          --             --          --         1.43%
       All contract charges                        --       1,040        $89,012        0.91%          --
2010   Lowest contract charge 0.00% Class B   $ 89.44          --             --          --        15.95%
       Highest contract charge 0.90% Class B  $ 80.55          --             --          --        14.91%
       All contract charges                        --       1,144        $96,359        0.99%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2009   Lowest contract charge 0.00% Class B       $ 77.13          --              --         --        36.21%
       Highest contract charge 0.90% Class B      $ 70.10          --              --         --        34.98%
       All contract charges                            --       1,268        $ 92,431       2.21%          --
2008   Lowest contract charge 0.00% Class B       $ 56.63          --              --         --       (36.26)%
       Highest contract charge 0.90% Class B      $ 51.93          --              --         --       (36.84)%
       All contract charges                            --       1,305        $ 70,031       0.16%          --
2007   Lowest contract charge 0.00% Class B       $ 88.85          --              --         --        13.98%
       Highest contract charge 0.90% Class B      $ 82.22          --              --         --        12.94%
       All contract charges                            --       1,309        $110,980         --           --
EQ/LARGE CAP GROWTH PLUS (AA)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A       $191.46          --              --         --        (3.29)%
       Highest contract charge 0.60% Class A      $121.88          --              --         --        (3.87)%
       All contract charges                            --          37        $  6,637       0.41%          --
2010   Lowest contract charge 0.00% Class A       $197.97          --              --         --        14.34%
       Highest contract charge 0.60% Class A      $126.79          --              --         --        13.65%
       All contract charges                            --          40        $  7,400       0.38%          --
2009   Lowest contract charge 0.00% Class A       $173.15          --              --         --        33.96%
       Highest contract charge 0.60% Class A      $111.56          --              --         --        33.16%
       All contract charges                            --          42        $  6,915       1.30%          --
2008   Lowest contract charge 0.00% Class A       $129.25          --              --         --       (37.26)%
       Highest contract charge 0.60% Class A      $ 83.78          --              --         --       (37.64)%
       All contract charges                            --          43        $  5,006       0.12%          --
2007   Lowest contract charge 0.00% Class A       $206.02          --              --         --        15.75%
       Highest contract charge 0.60% Class A      $134.35          --              --         --        15.05%
       All contract charges                            --          38        $  7,370       0.37%          --
EQ/LARGE CAP GROWTH PLUS (AA)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $182.73          --              --         --        (3.66)%
       Highest contract charge 0.90% Class B      $160.04          --              --         --        (4.52)%
       All contract charges                            --         668        $108,960       0.41%          --
2010   Lowest contract charge 0.00% Class B       $189.68          --              --         --        14.45%
       Highest contract charge 0.90% Class B      $167.62          --              --         --        13.42%
       All contract charges                            --         730        $125,022       0.38%          --
2009   Lowest contract charge 0.00% Class B       $165.73          --              --         --        34.86%
       Highest contract charge 0.90% Class B      $147.79          --              --         --        33.65%
       All contract charges                            --         827        $124,156       1.30%          --
2008   Lowest contract charge 0.00% Class B       $122.89          --              --         --       (38.23)%
       Highest contract charge 0.90% Class B      $110.58          --              --         --       (38.79)%
       All contract charges                            --         907        $101,392       0.12%          --
2007   Lowest contract charge 0.00% Class B       $198.96          --              --         --        15.62%
       Highest contract charge 0.90% Class B      $180.67          --              --         --        14.58%
       All contract charges                            --         975        $177,887       0.37%          --
EQ/LARGE CAP VALUE INDEX (Z)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 54.88          --              --         --        (0.09)%
       Highest contract charge 0.90% Class A (a)  $ 52.60          --              --         --        (0.98)%
       All contract charges                            --         110        $  5,896       2.12%          --
2010   Lowest contract charge 0.00% Class A (a)   $ 54.93          --              --         --        14.89%
       Highest contract charge 0.90% Class A (a)  $ 53.12          --              --         --        13.86%
       All contract charges                            --          53        $  2,883       1.78%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 47.81          --              --         --        19.46%
       Highest contract charge 0.90% Class A (a)  $ 46.65          --              --         --        18.38%
       All contract charges                            --          36        $  1,683      11.59%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP VALUE INDEX (Z) (CONTINUED)
2008   Lowest contract charge 0.00% Class A (a)   $ 40.02          --              --         --       (56.60)%
       Highest contract charge 0.90% Class A (a)  $ 39.41          --              --         --       (56.99)%
       All contract charges                            --          29        $  1,141       2.15%          --
2007   Lowest contract charge 0.00% Class A (a)   $ 92.22          --              --         --        (7.78)%
       Highest contract charge 0.90% Class A (a)  $ 91.63          --              --         --        (8.37)%
       All contract charges                            --          12        $  1,140         --           --
EQ/LARGE CAP VALUE INDEX (Z)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $ 63.23          --              --         --        (0.32)%
       Highest contract charge 0.60% Class B      $ 52.74          --              --         --        (0.92)%
       All contract charges                            --          67        $  3,980       2.12%          --
2010   Lowest contract charge 0.00% Class B       $ 63.43          --              --         --        14.62%
       Highest contract charge 0.90% Class B (a)  $ 52.64          --              --         --        13.59%
       All contract charges                            --          33        $  1,952       1.78%          --
2009   Lowest contract charge 0.00% Class B       $ 55.34          --              --         --        19.14%
       Highest contract charge 0.90% Class B (a)  $ 46.34          --              --         --        18.06%
       All contract charges                            --          28        $  1,434      11.59%          --
2008   Lowest contract charge 0.00% Class B       $ 46.45          --              --         --       (56.70)%
       Highest contract charge 0.90% Class B (a)  $ 39.25          --              --         --       (57.09)%
       All contract charges                            --          11        $    506       2.15%          --
2007   Lowest contract charge 0.00% Class B       $107.28          --              --         --        (5.93)%
       Highest contract charge 0.90% Class B (a)  $ 91.47          --              --         --        (8.53)%
       All contract charges                            --           6        $    641         --           --
EQ/LARGE CAP VALUE PLUS (G) (J)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $147.05          --              --         --        (4.80)%
       Highest contract charge 0.90% Class A      $114.66          --              --         --        (5.65)%
       All contract charges                            --       1,780        $217,111       1.24%          --
2010   Lowest contract charge 0.00% Class A       $154.46          --              --         --        12.90%
       Highest contract charge 0.90% Class A      $121.53          --              --         --        11.89%
       All contract charges                            --       2,194        $280,328       1.28%          --
2009   Lowest contract charge 0.00% Class A       $136.81          --              --         --        20.61%
       Highest contract charge 0.90% Class A      $108.62          --              --         --        19.53%
       All contract charges                            --       2,598        $293,883       2.35%          --
2008   Lowest contract charge 0.00% Class A       $113.43          --              --         --       (43.00)%
       Highest contract charge 0.90% Class A      $ 90.87          --              --         --       (43.52)%
       All contract charges                            --       3,016        $282,961       3.01%          --
2007   Lowest contract charge 0.00% Class A       $199.01          --              --         --        (2.94)%
       Highest contract charge 0.90% Class A      $160.89          --              --         --        (3.30)%
       All contract charges                            --       3,519        $ 71,098       2.48%          --
EQ/LARGE CAP VALUE PLUS (G) (J)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $109.62          --              --         --        (5.07)%
       Highest contract charge 0.90% Class B      $113.17          --              --         --        (5.93)%
       All contract charges                            --         808        $ 94,538       1.24%          --
2010   Lowest contract charge 0.00% Class B       $115.48          --              --         --        12.68%
       Highest contract charge 0.90% Class B      $120.30          --              --         --        11.67%
       All contract charges                            --         889        $110,353       1.28%          --
2009   Lowest contract charge 0.00% Class B       $102.48          --              --         --        20.44%
       Highest contract charge 0.90% Class B      $107.73          --              --         --        19.36%
       All contract charges                            --         984        $109,083       2.35%          --
2008   Lowest contract charge 0.00% Class B       $ 85.09          --              --         --       (43.33)%
       Highest contract charge 0.90% Class B      $ 90.26          --              --         --       (43.84)%
       All contract charges                            --       1,081        $100,115       3.01%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (G) (J) (CONTINUED)
2007   Lowest contract charge 0.00% Class B       $150.15          --              --         --        (4.55)%
       Highest contract charge 0.90% Class B      $160.72          --              --         --        (5.41)%
       All contract charges                            --       1,181        $702,530       2.48%          --
EQ/LORD ABBETT LARGE CAP CORE
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 95.03          --              --         --        (8.29)%
       Highest contract charge 0.90% Class A (a)  $ 91.08          --              --         --        (9.11)%
       All contract charges                            --         133        $ 11,886       0.88%          --
2010   Lowest contract charge 0.00% Class A (a)   $103.62          --              --         --        14.27%
       Highest contract charge 0.90% Class A (a)  $100.21          --              --         --        13.24%
       All contract charges                            --         138        $ 14,096       0.88%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 90.68          --              --         --        25.80%
       Highest contract charge 0.90% Class A (a)  $ 88.49          --              --         --        24.67%
       All contract charges                            --          61        $  5,543       0.99%          --
2008   Lowest contract charge 0.00% Class A (a)   $ 72.08          --              --         --       (30.79)%
       Highest contract charge 0.90% Class A (a)  $ 70.98          --              --         --       (31.41)%
       All contract charges                            --          40        $  2,885       1.76%          --
2007   Lowest contract charge 0.00% Class A (a)   $104.14          --              --         --         4.14%
       Highest contract charge 0.90% Class A (a)  $103.48          --              --         --         3.48%
       All contract charges                            --          11        $  1,127       3.25%          --
EQ/LORD ABBETT LARGE CAP CORE
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $120.07          --              --         --        (8.51)%
       Highest contract charge 0.60% Class B      $ 91.29          --              --         --        (9.06)%
       All contract charges                            --          38        $  4,057       0.88%          --
2010   Lowest contract charge 0.00% Class B       $131.24          --              --         --        13.97%
       Highest contract charge 0.90% Class B (a)  $ 99.28          --              --         --        12.94%
       All contract charges                            --          33        $  3,784       0.88%          --
2009   Lowest contract charge 0.00% Class B       $115.16          --              --         --        25.51%
       Highest contract charge 0.90% Class B (a)  $ 87.90          --              --         --        24.40%
       All contract charges                            --          29        $  2,856       0.99%          --
2008   Lowest contract charge 0.00% Class B       $ 91.75          --              --         --       (30.97)%
       Highest contract charge 0.90% Class B (a)  $ 70.66          --              --         --       (31.60)%
       All contract charges                            --          14        $  1,116       1.76%          --
2007   Lowest contract charge 0.00% Class B       $132.91          --              --         --        10.68%
       Highest contract charge 0.90% Class B (a)  $103.30          --              --         --         3.30%
       All contract charges                            --           4        $    465       3.25%          --
EQ/MFS INTERNATIONAL GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $142.49          --              --         --       (10.71)%
       Highest contract charge 0.90% Class B (a)  $ 85.58          --              --         --       (11.52)%
       All contract charges                            --         278        $ 26,742       0.65%          --
2010   Lowest contract charge 0.00% Class B       $159.59          --              --         --        14.94%
       Highest contract charge 0.90% Class B (a)  $ 96.72          --              --         --        13.91%
       All contract charges                            --         283        $ 29,996       0.91%          --
2009   Lowest contract charge 0.00% Class B       $138.85          --              --         --        37.24%
       Highest contract charge 0.90% Class B (a)  $ 84.91          --              --         --        36.00%
       All contract charges                            --         249        $ 22,625       1.45%          --
2008   Lowest contract charge 0.00% Class B       $101.17          --              --         --       (40.28)%
       Highest contract charge 0.90% Class B (a)  $ 62.43          --              --         --       (40.81)%
       All contract charges                            --         156        $ 10,229       1.12%          --
2007   Lowest contract charge 0.00% Class B       $169.40          --              --         --        16.20%
       Highest contract charge 0.90% Class B (a)  $105.48          --              --         --         5.48%
       All contract charges                            --          95        $ 10,270       1.22%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
EQ/MID CAP INDEX
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $201.02          --              --         --        (2.16)%
       Highest contract charge 0.60% Class A  $142.05          --              --         --        (2.75)%
       All contract charges                        --         115        $ 21,196       0.66%          --
2010   Lowest contract charge 0.00% Class A   $205.46          --              --         --        26.05%
       Highest contract charge 0.60% Class A  $146.06          --              --         --        25.30%
       All contract charges                        --         119        $ 22,790       0.81%          --
2009   Lowest contract charge 0.00% Class A   $162.99          --              --         --        36.61%
       Highest contract charge 0.60% Class A  $116.57          --              --         --        35.79%
       All contract charges                        --         121        $ 19,119       1.16%          --
2008   Lowest contract charge 0.00% Class A   $119.31                          --         --       (49.16)%
       Highest contract charge 0.60% Class A  $ 85.85          --              --                  (49.46)%
       All contract charges                        --         116        $ 13,496       0.91%          --
2007   Lowest contract charge 0.00% Class A   $234.66          --              --         --         8.30%
       Highest contract charge 0.60% Class A  $169.87          --              --         --         7.66%
       All contract charges                        --         105        $ 24,003         --           --
EQ/MID CAP INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $128.40          --              --         --        (2.41)%
       Highest contract charge 0.90% Class B  $115.90          --              --         --        (3.28)%
       All contract charges                        --         512        $ 62,176       0.66%          --
2010   Lowest contract charge 0.00% Class B   $131.57          --              --         --        25.74%
       Highest contract charge 0.90% Class B  $119.83          --              --         --        24.61%
       All contract charges                        --         618        $ 77,397       0.81%          --
2009   Lowest contract charge 0.00% Class B   $104.63          --              --         --        36.28%
       Highest contract charge 0.90% Class B  $ 96.16          --              --         --        35.04%
       All contract charges                        --         662        $ 66,176       1.16%          --
2008   Lowest contract charge 0.00% Class B   $ 76.78          --              --         --       (49.29)%
       Highest contract charge 0.90% Class B  $ 71.21          --              --         --       (49.74)%
       All contract charges                        --         705        $ 51,770       0.91%          --
2007   Lowest contract charge 0.00% Class B   $151.40          --              --         --         8.03%
       Highest contract charge 0.90% Class B  $141.69          --              --         --         7.06%
       All contract charges                        --         753        $109,736         --           --
EQ/MID CAP VALUE PLUS (L) (M) (N)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A   $193.51          --              --         --        (9.10)%
       Highest contract charge 0.90% Class A  $157.76          --              --         --        (9.92)%
       All contract charges                        --         991        $166,808       1.03%          --
2010   Lowest contract charge 0.00% Class A   $212.88          --              --         --        22.51%
       Highest contract charge 0.90% Class A  $175.13          --              --         --        21.41%
       All contract charges                        --       1,201        $224,689       1.21%          --
2009   Lowest contract charge 0.00% Class A   $173.76          --              --         --        35.75%
       Highest contract charge 0.90% Class A  $144.24          --              --         --        34.65%
       All contract charges                        --       1,425        $218,981       1.70%          --
2008   Lowest contract charge 0.00% Class A   $128.00          --              --         --       (39.07)%
       Highest contract charge 0.60% Class A  $ 92.94          --              --         --       (39.44)%
       All contract charges                        --         129        $ 15,856       1.43%          --
2007   Lowest contract charge 0.00% Class A   $210.08          --              --         --        (1.27)%
       Highest contract charge 0.60% Class A  $153.47          --              --         --        (1.86)%
       All contract charges                        --         133        $ 26,773       1.02%          --
EQ/MID CAP VALUE PLUS (L) (M) (N)
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B   $179.36          --              --         --        (9.43)%
       Highest contract charge 0.00% Class B  $179.36          --              --         --        (9.43)%
       All contract charges                        --          44        $  7,937       1.03%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------
                                                  UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                  VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                 ------- ----------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (L) (M) (N) (CONTINUED)
2010  Lowest contract charge 0.00% Class B       $198.04          --              --         --        22.46%
      Highest contract charge 0.90% Class B      $138.07          --              --         --        21.41%
      All contract charges                            --          44        $  8,642       1.21%          --
2009  Lowest contract charge 0.00% Class B       $161.72          --              --         --        35.85%
      Highest contract charge 0.90% Class B      $113.72          --              --         --        34.66%
      All contract charges                            --          42        $  6,722       1.70%          --
2008  Lowest contract charge 0.00% Class B       $119.04          --              --         --       (39.56)%
      Highest contract charge 0.90% Class B      $107.12          --              --         --       (40.11)%
      All contract charges                            --       1,023        $114,073       1.43%          --
2007  Lowest contract charge 0.00% Class B       $196.96          --              --         --        (1.60)%
      Highest contract charge 0.90% Class B      $178.86          --              --         --        (2.49)%
      All contract charges                            --       1,200        $222,789       1.02%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A       $172.07          --              --         --         0.00%
      Highest contract charge 0.90% Class A      $156.48          --              --         --        (0.90)%
      All contract charges                            --       1,251        $172,257       0.01%          --
2010  Lowest contract charge 0.00% Class A       $172.07          --              --         --         0.09%
      Highest contract charge 0.90% Class A      $157.90          --              --         --        (0.81)%
      All contract charges                            --       1,246        $229,831       0.07%          --
2009  Lowest contract charge 0.00% Class A       $171.91          --              --         --         0.29%
      Highest contract charge 0.90% Class A      $159.18          --              --         --        (0.61)%
      All contract charges                            --       1,610        $301,222       0.20%          --
2008  Lowest contract charge 0.00% Class A       $171.41          --              --         --         2.36%
      Highest contract charge 0.90% Class A      $160.16          --              --         --         1.44%
      All contract charges                            --       2,010        $402,756       2.30%          --
2007  Lowest contract charge 0.00% Class A       $167.45          --              --         --         4.98%
      Highest contract charge 0.90% Class A      $157.88          --              --         --         4.03%
      All contract charges                            --       1,984        $391,569       4.81%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class B       $131.49          --              --         --         0.00%
      Highest contract charge 0.60% Class B      $127.45          --              --         --        (0.60)%
      All contract charges                            --         493        $ 63,707       0.01%          --
2010  Lowest contract charge 0.00% Class B       $131.49          --              --         --         0.01%
      Highest contract charge 0.90% Class B      $123.49          --              --         --        (0.89)%
      All contract charges                            --         523        $ 67,791       0.07%          --
2009  Lowest contract charge 0.00% Class B       $131.48          --              --         --        (0.01)%
      Highest contract charge 0.90% Class B      $124.60          --              --         --        (0.90)%
      All contract charges                            --         646        $ 84,115       0.20%          --
2008  Lowest contract charge 0.00% Class B       $131.49          --              --         --         2.11%
      Highest contract charge 0.90% Class B      $125.74          --              --         --         1.19%
      All contract charges                            --         525        $ 68,250       2.30%          --
2007  Lowest contract charge 0.00% Class B       $128.77          --              --         --         4.71%
      Highest contract charge 0.90% Class B      $124.26          --              --         --         3.77%
      All contract charges                            --         444        $ 55,923       4.81%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A (a)   $114.55          --              --         --         3.13%
      Highest contract charge 0.90% Class A (a)  $109.79          --              --         --         2.21%
      All contract charges                            --         141        $ 14,577       0.64%          --
2010  Lowest contract charge 0.00% Class A (a)   $111.07          --              --         --         8.49%
      Highest contract charge 0.90% Class A (a)  $107.42          --              --         --         7.52%
      All contract charges                            --         168        $ 16,667       0.89%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/MONTAG AND CALDWELL GROWTH (CONTINUED)
2009   Lowest contract charge 0.00% Class A (a)   $102.38         --              --          --        30.07%
       Highest contract charge 0.90% Class A (a)  $ 99.91         --              --          --        28.90%
       All contract charges                            --         99         $ 9,929        0.63%          --
2008   Lowest contract charge 0.00% Class A (a)   $ 78.71         --              --          --       (32.74)%
       Highest contract charge 0.90% Class A (a)  $ 77.51         --              --          --       (33.34)%
       All contract charges                            --         76         $ 5,897        0.43%          --
2007   Lowest contract charge 0.00% Class A (a)   $117.02         --              --          --        17.02%
       Highest contract charge 0.90% Class A (a)  $116.28         --              --          --        16.28%
       All contract charges                            --         29         $ 3,428        1.15%          --
EQ/MONTAG AND CALDWELL GROWTH
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $139.87         --              --          --         2.88%
       Highest contract charge 0.60% Class B      $110.07         --              --          --         2.26%
       All contract charges                            --         80         $10,390        0.64%          --
2010   Lowest contract charge 0.00% Class B       $135.96         --              --          --         8.22%
       Highest contract charge 0.90% Class B (a)  $106.44         --              --          --         7.24%
       All contract charges                            --         87         $10,858        0.89%          --
2009   Lowest contract charge 0.00% Class B       $125.64         --              --          --        29.74%
       Highest contract charge 0.90% Class B (a)  $ 99.25         --              --          --        28.57%
       All contract charges                            --         75         $ 8,378        0.63%          --
2008   Lowest contract charge 0.00% Class B       $ 96.84         --              --          --       (32.89)%
       Highest contract charge 0.90% Class B (a)  $ 77.20         --              --          --       (33.49)%
       All contract charges                            --         49         $ 4,194        0.43%          --
2007   Lowest contract charge 0.00% Class B       $144.30         --              --          --        20.81%
       Highest contract charge 0.90% Class B (a)  $116.08         --              --          --        (2.81)%
       All contract charges                            --         13         $ 1,734        1.15%          --
EQ/MORGAN STANLEY MID CAP GROWTH (H)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $116.57         --              --          --        (7.47)%
       Highest contract charge 0.90% Class A (a)  $111.72         --              --          --        (8.31)%
       All contract charges                            --        303         $34,553        0.25%          --
2010   Lowest contract charge 0.00% Class A (a)   $125.98         --              --          --        32.63%
       Highest contract charge 0.90% Class A (a)  $121.84         --              --          --        31.44%
       All contract charges                            --        305         $37,725        0.34%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 94.99         --              --          --        57.44%
       Highest contract charge 0.90% Class A (a)  $ 92.69         --              --          --        56.05%
       All contract charges                            --        258         $24,203          --           --
2008   Lowest contract charge 0.00% Class A (a)   $ 60.33         --              --          --       (47.19)%
       Highest contract charge 0.90% Class A (a)  $ 59.40         --              --          --       (47.67)%
       All contract charges                            --        164         $ 9,796          --           --
2007   Lowest contract charge 0.00% Class A (a)   $114.23         --              --          --        14.23%
       Highest contract charge 0.90% Class A (a)  $113.51         --              --          --        13.51%
       All contract charges                            --        110         $12,578        1.39%          --
EQ/MORGAN STANLEY MID CAP GROWTH (H)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $168.71         --              --          --        (7.70)%
       Highest contract charge 0.60% Class B      $111.99         --              --          --        (8.25)%
       All contract charges                            --        125         $16,818        0.25%          --
2010   Lowest contract charge 0.00% Class B       $182.78         --              --          --        32.30%
       Highest contract charge 0.90% Class B (a)  $120.71         --              --          --        31.11%
       All contract charges                            --        116         $16,556        0.34%          --
2009   Lowest contract charge 0.00% Class B       $138.16         --              --          --        57.07%
       Highest contract charge 0.90% Class B (a)  $ 92.07         --              --          --        55.65%
       All contract charges                            --         89         $ 9,414          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH (H) (CONTINUED)
2008   Lowest contract charge 0.00% Class B       $ 87.96         --               --         --       (47.32)%
       Highest contract charge 0.90% Class B (a)  $ 59.15         --               --         --       (47.80)%
       All contract charges                            --         58         $  3,842         --           --
2007   Lowest contract charge 0.00% Class B       $166.98         --               --         --        22.41%
       Highest contract charge 0.90% Class B (a)  $113.31         --               --         --        13.31%
       All contract charges                            --         28         $  3,449       1.39%          --
EQ/PIMCO ULTRA SHORT BOND (O) (P)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (u)   $114.24         --               --         --         0.05%
       Highest contract charge 0.90% Class A (u)  $109.49         --               --         --        (0.84)%
       All contract charges                            --        233         $ 26,032       0.63%          --
2010   Lowest contract charge 0.00% Class A (u)   $114.18         --               --         --         1.09%
       Highest contract charge 0.90% Class A (u)  $110.42         --               --         --         0.18%
       All contract charges                            --        274         $ 30,700       0.40%          --
2009   Lowest contract charge 0.00% Class A (u)   $112.94         --               --         --         8.11%
       Highest contract charge 0.90% Class A (u)  $110.22         --               --         --         7.14%
       All contract charges                            --        319         $ 35,575       0.62%          --
EQ/PIMCO ULTRA SHORT BOND (O) (P)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $117.01         --               --         --        (0.20)%
       Highest contract charge 0.60% Class B      $110.40         --               --         --        (0.79)%
       All contract charges                            --        157         $ 17,915       0.63%          --
2010   Lowest contract charge 0.00% Class B       $117.24         --               --         --         0.84%
       Highest contract charge 0.90% Class B (a)  $110.04         --               --         --        (0.07)%
       All contract charges                            --        178         $ 20,332       0.40%          --
2009   Lowest contract charge 0.00% Class B       $116.26         --               --         --         8.01%
       Highest contract charge 0.90% Class B (a)  $110.12         --               --         --         7.04%
       All contract charges                            --        171         $ 19,397       0.62%          --
2008   Lowest contract charge 0.00% Class B       $107.64         --               --         --        (4.05)%
       Highest contract charge 0.90% Class B (a)  $102.88         --               --         --        (4.91)%
       All contract charges                            --        293         $ 30,513       3.91%          --
2007   Lowest contract charge 0.00% Class B       $112.18         --               --         --        11.48%
       Highest contract charge 0.90% Class B (a)  $108.19         --               --         --         8.19%
       All contract charges                            --         51         $  5,615       7.67%          --
EQ/QUALITY BOND PLUS (S)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $242.15         --               --         --         1.47%
       Highest contract charge 0.90% Class A      $193.69         --               --         --         0.56%
       All contract charges                            --        270         $ 54,486       2.42%          --
2010   Lowest contract charge 0.00% Class A       $238.65         --               --         --         6.47%
       Highest contract charge 0.90% Class A      $192.62         --               --         --         5.51%
       All contract charges                            --        320         $ 65,807       9.13%          --
2009   Lowest contract charge 0.00% Class A       $224.15         --               --         --         6.28%
       Highest contract charge 0.90% Class A      $182.56         --               --         --         5.33%
       All contract charges                            --        417         $ 84,236       3.02%          --
2008   Lowest contract charge 0.00% Class A       $210.91         --               --         --        (6.33)%
       Highest contract charge 0.90% Class A      $173.33         --               --         --        (7.17)%
       All contract charges                            --        486         $ 93,036       5.68%          --
2007   Lowest contract charge 0.00% Class A       $225.16         --               --         --         4.80%
       Highest contract charge 0.90% Class A      $186.72         --               --         --         3.85%
       All contract charges                            --        495         $101,225       5.08%          --
EQ/QUALITY BOND PLUS (S)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $163.40         --               --         --         1.22%
       Highest contract charge 0.60% Class B      $151.17         --               --         --         0.61%
       All contract charges                            --        165         $ 25,209       2.42%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (S) (CONTINUED)
2010   Lowest contract charge 0.00% Class B       $161.43         --              --          --         6.24%
       Highest contract charge 0.90% Class B      $147.22         --              --          --         5.29%
       All contract charges                            --        176         $26,750        9.13%          --
2009   Lowest contract charge 0.00% Class B       $151.95         --              --          --         6.06%
       Highest contract charge 0.90% Class B      $139.83         --              --          --         5.11%
       All contract charges                            --        198         $28,433        3.02%          --
2008   Lowest contract charge 0.00% Class B       $143.26         --              --          --        (6.55)%
       Highest contract charge 0.90% Class B      $133.03         --              --          --        (7.39)%
       All contract charges                            --        194         $26,200        5.68%          --
2007   Lowest contract charge 0.00% Class B       $153.30         --              --          --         4.54%
       Highest contract charge 0.90% Class B      $143.64         --              --          --         3.59%
       All contract charges                            --        210         $30,448        5.08%          --
EQ/SMALL COMPANY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $236.45         --              --          --        (3.76)%
       Highest contract charge 0.90% Class A      $192.25         --              --          --        (4.62)%
       All contract charges                            --        210         $40,442        0.84%          --
2010   Lowest contract charge 0.00% Class A       $245.68         --              --          --        26.13%
       Highest contract charge 0.90% Class A      $201.57         --              --          --        25.00%
       All contract charges                            --        214         $44,244        1.21%          --
2009   Lowest contract charge 0.00% Class A       $194.78         --              --          --        26.44%
       Highest contract charge 0.90% Class A      $161.25         --              --          --        25.30%
       All contract charges                            --        210         $36,171        1.63%          --
2008   Lowest contract charge 0.00% Class A       $154.05         --              --          --       (33.96)%
       Highest contract charge 0.90% Class A      $128.69         --              --          --       (34.56)%
       All contract charges                            --        207         $29,618        1.04%          --
2007   Lowest contract charge 0.00% Class A       $233.27         --              --          --        (1.60)%
       Highest contract charge 0.90% Class A      $196.66         --              --          --        (2.48)%
       All contract charges                            --        194         $39,848        1.55%          --
EQ/SMALL COMPANY INDEX
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $171.66         --              --          --        (4.00)%
       Highest contract charge 0.90% Class B      $168.03         --              --          --        (4.86)%
       All contract charges                            --         76         $13,071        0.84%          --
2010   Lowest contract charge 0.00% Class B       $178.81         --              --          --        25.82%
       Highest contract charge 0.90% Class B      $176.61         --              --          --        24.69%
       All contract charges                            --         75         $13,547        1.21%          --
2009   Lowest contract charge 0.00% Class B       $142.12         --              --          --        23.13%
       Highest contract charge 0.90% Class B      $141.64         --              --          --        24.99%
       All contract charges                            --         68         $ 9,831        1.63%          --
2008   Lowest contract charge 0.00% Class B       $112.68         --              --          --       (34.13)%
       Highest contract charge 0.90% Class B      $113.32         --              --          --       (34.72)%
       All contract charges                            --         71         $ 7,188        1.04%          --
2007   Lowest contract charge 0.00% Class B       $171.06         --              --          --        (1.83)%
       Highest contract charge 0.90% Class B      $173.60         --              --          --        (2.72)%
       All contract charges                            --         71         $13,008        1.55%          --
EQ/T. ROWE PRICE GROWTH STOCK (E)
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A (b)   $ 95.88         --              --          --        (1.71)%
       Highest contract charge 0.60% Class A (b)  $ 93.12         --              --          --        (2.30)%
       All contract charges                            --         12         $   676          --           --
2010   Lowest contract charge 0.00% Class A (b)   $ 97.55         --              --          --        16.68%
       Highest contract charge 0.60% Class A (b)  $ 95.31         --              --          --        15.99%
       All contract charges                            --         18         $ 1,007          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK (E) (CONTINUED)
2009   Lowest contract charge 0.00% Class A (b)   $ 83.60         --              --          --        43.13%
       Highest contract charge 0.60% Class A (b)  $ 82.17         --              --          --        42.26%
       All contract charges                            --         12         $   958          --           --
2008   Lowest contract charge 0.00% Class A (b)   $ 58.41         --              --          --       (42.06)%
       Highest contract charge 0.60% Class A (b)  $ 57.76         --              --          --       (42.41)%
       All contract charges                            --         12         $   696          --           --
2007   Lowest contract charge 0.00% Class A (b)   $100.81         --              --          --         0.81%
       Highest contract charge 0.60% Class A (b)  $100.29         --              --          --         0.29%
       All contract charges                            --         11         $ 1,100        0.17%          --
EQ/T. ROWE PRICE GROWTH STOCK (E)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $112.33         --              --          --        (1.95)%
       Highest contract charge 0.90% Class B (b)  $ 90.72         --              --          --        (2.83)%
       All contract charges                            --        343         $32,871          --           --
2010   Lowest contract charge 0.00% Class B       $114.56         --              --          --        16.39%
       Highest contract charge 0.90% Class B (b)  $ 93.36         --              --          --        15.35%
       All contract charges                            --        384         $37,430          --           --
2009   Lowest contract charge 0.00% Class B       $ 98.42         --              --          --        42.64%
       Highest contract charge 0.90% Class B (b)  $ 80.94         --              --          --        41.35%
       All contract charges                            --        386         $32,264          --           --
2008   Lowest contract charge 0.00% Class B       $ 69.00         --              --          --       (42.21)%
       Highest contract charge 0.90% Class B (b)  $ 57.26         --              --          --       (42.73)%
       All contract charges                            --        313         $18,276          --           --
2007   Lowest contract charge 0.00% Class B       $119.39         --              --          --         7.23%
       Highest contract charge 0.90% Class B (b)  $ 99.98         --              --          --        (0.02)%
       All contract charges                            --        309         $31,316        0.17%          --
EQ/UBS GROWTH & INCOME
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $120.36         --              --          --        (2.82)%
       Highest contract charge 0.90% Class B (a)  $ 80.25         --              --          --        (3.68)%
       All contract charges                            --         51         $ 4,901        0.76%          --
2010   Lowest contract charge 0.00% Class B       $123.85         --              --          --        13.07%
       Highest contract charge 0.90% Class B (a)  $ 83.32         --              --          --        12.05%
       All contract charges                            --         55         $ 5,420        0.71%          --
2009   Lowest contract charge 0.00% Class B       $109.54         --              --          --        32.44%
       Highest contract charge 0.90% Class B (a)  $ 74.36         --              --          --        31.24%
       All contract charges                            --         55         $ 4,761        0.87%          --
2008   Lowest contract charge 0.00% Class B       $ 82.71         --              --          --       (40.03)%
       Highest contract charge 0.90% Class B (a)  $ 56.66         --              --          --       (40.57)%
       All contract charges                            --         51         $ 3,313        1.38%          --
2007   Lowest contract charge 0.00% Class B       $137.92         --              --          --         1.17%
       Highest contract charge 0.90% Class B (a)  $ 95.34         --              --          --        (4.66)%
       All contract charges                            --         41         $ 4,500        1.33%          --
EQ/VAN KAMPEN COMSTOCK
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A (a)   $ 85.37         --              --          --        (1.74)%
       Highest contract charge 0.90% Class A (a)  $ 81.82         --              --          --        (2.62)%
       All contract charges                            --         30         $ 2,522        1.50%          --
2010   Lowest contract charge 0.00% Class A (a)   $ 86.88         --              --          --        15.50%
       Highest contract charge 0.90% Class A (a)  $ 84.02         --              --          --        14.46%
       All contract charges                            --         19         $ 1,627        1.50%          --
2009   Lowest contract charge 0.00% Class A (a)   $ 75.22         --              --          --        28.74%
       Highest contract charge 0.90% Class A (a)  $ 73.41         --              --          --        27.58%
       All contract charges                            --         17         $ 1,278        1.72%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
EQ/VAN KAMPEN COMSTOCK (CONTINUED)
2008   Lowest contract charge 0.00% Class A (a)   $ 58.43         --              --          --       (36.78)%
       Highest contract charge 0.90% Class A (a)  $ 57.54         --              --          --       (37.35)%
       All contract charges                            --         19         $   998        2.77%          --
2007   Lowest contract charge 0.00% Class A (a)   $ 92.43         --              --          --        (7.57)%
       Highest contract charge 0.90% Class A (a)  $ 91.85         --              --          --        (8.15)%
       All contract charges                            --          8         $   650        3.69%          --
EQ/VAN KAMPEN COMSTOCK
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $108.72         --              --          --        (1.99)%
       Highest contract charge 0.60% Class B      $ 82.01         --              --          --        (2.58)%
       All contract charges                            --         28         $ 2,896        1.50%          --
2010   Lowest contract charge 0.00% Class B       $110.93         --              --          --        15.21%
       Highest contract charge 0.90% Class B (a)  $ 83.24         --              --          --        14.18%
       All contract charges                            --         24         $ 2,573        1.50%          --
2009   Lowest contract charge 0.00% Class B       $ 96.28         --              --          --        28.41%
       Highest contract charge 0.90% Class B (a)  $ 72.90         --              --          --        27.26%
       All contract charges                            --         14         $ 1,258        1.72%          --
2008   Lowest contract charge 0.00% Class B       $ 74.98         --              --          --       (36.94)%
       Highest contract charge 0.90% Class B (a)  $ 57.29         --              --          --       (37.52)%
       All contract charges                            --          9         $   597        2.77%          --
2007   Lowest contract charge 0.00% Class B       $118.91         --              --          --        (2.50)%
       Highest contract charge 0.90% Class B (a)  $ 91.69         --              --          --        (8.31)%
       All contract charges                            --          5         $   526        3.69%          --
EQ/WELLS FARGO OMEGA GROWTH
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class A       $211.82         --              --          --        (5.64)%
       Highest contract charge 0.00% Class A      $211.82         --              --          --        (5.64)%
       All contract charges                            --         52         $ 6,794          --           --
2010   Lowest contract charge 0.00% Class A       $224.48         --              --          --        17.58%
       Highest contract charge 0.00% Class A      $224.48         --              --          --        17.58%
       All contract charges                            --         26         $ 4,837        0.01%          --
2009   Lowest contract charge 0.00% Class A       $190.92         --              --          --        40.65%
       Highest contract charge 0.00% Class A      $190.92         --              --          --        40.65%
       All contract charges                            --         12         $ 2,157        0.23%          --
2008   Lowest contract charge 0.00% Class A       $135.74         --              --          --       (27.42)%
       Highest contract charge 0.00% Class A      $135.74         --              --          --       (27.42)%
       All contract charges                            --          4         $   380        0.61%          --
2007   Lowest contract charge 0.00% Class A       $187.02         --              --          --        11.61%
       Highest contract charge 0.00% Class A      $187.02         --              --          --        11.61%
       All contract charges                            --          3         $   432          --           --
EQ/WELLS FARGO OMEGA GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $121.20         --              --          --        (5.87)%
       Highest contract charge 0.90% Class B      $108.41         --              --          --        (6.72)%
       All contract charges                            --        497         $56,870          --           --
2010   Lowest contract charge 0.00% Class B       $128.76         --              --          --        17.29%
       Highest contract charge 0.90% Class B      $116.22         --              --          --        16.24%
       All contract charges                            --        406         $49,872        0.01%          --
2009   Lowest contract charge 0.00% Class B       $109.78         --              --          --        40.29%
       Highest contract charge 0.90% Class B      $ 99.98         --              --          --        39.04%
       All contract charges                            --        235         $24,042        0.23%          --
2008   Lowest contract charge 0.00% Class B       $ 78.25         --              --          --       (27.60)%
       Highest contract charge 0.90% Class B      $ 71.91         --              --          --       (28.26)%
       All contract charges                            --        129         $ 9,449        0.61%          --
2007   Lowest contract charge 0.00% Class B       $108.08         --              --          --        11.33%
       Highest contract charge 0.90% Class B      $100.23         --              --          --        10.32%
       All contract charges                            --        129         $13,009          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                           UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                          ------- ----------------- ---------- -------------- ---------
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $151.59         --              --          --        (6.46)%
       Highest contract charge 0.00% Service Class 2      $151.59         --              --          --        (6.46)%
       All contract charges                                    --         12         $ 1,265        1.43%          --
2010   Lowest contract charge 0.00% Service Class 2       $162.06         --              --          --        16.02%
       Highest contract charge 0.00% Service Class 2      $162.06         --              --          --        16.02%
       All contract charges                                    --         23         $ 3,707        0.50%          --
2009   Lowest contract charge 0.00% Service Class 2       $139.68         --              --          --        32.41%
       Highest contract charge 0.00% Service Class 2      $139.68         --              --          --        32.41%
       All contract charges                                    --         44         $ 6,144        1.42%          --
2008   Lowest contract charge 0.00% Service Class 2       $105.49         --              --          --       (35.94)%
       Highest contract charge 0.00% Service Class 2      $105.49         --              --          --       (35.94)%
       All contract charges                                    --         42         $ 4,470        1.89%          --
2007   Lowest contract charge 0.00% Service Class 2       $164.68         --              --          --        18.60%
       Highest contract charge 0.00% Service Class 2      $164.68         --              --          --        18.60%
       All contract charges                                    --         29         $ 4,820        3.86%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Service Class 2       $196.85         --              --          --        (2.78)%
       Highest contract charge 0.90% Service Class 2 (x)  $102.22         --              --          --        (3.66)%
       All contract charges                                    --        249         $30,837        0.84%          --
2010   Lowest contract charge 0.00% Service Class 2       $202.48         --              --          --        16.93%
       Highest contract charge 0.90% Service Class 2 (x)  $106.10         --              --          --        20.44%
       All contract charges                                    --        270         $46,061        0.93%          --
2009   Lowest contract charge 0.00% Service Class 2       $173.17         --              --          --        35.47%
       Highest contract charge 0.00% Service Class 2      $173.17         --              --          --        35.47%
       All contract charges                                    --        225         $38,820        1.29%          --
2008   Lowest contract charge 0.00% Service Class 2       $127.83         --              --          --       (42.69)%
       Highest contract charge 0.00% Service Class 2      $127.83         --              --          --       (42.69)%
       All contract charges                                    --        205         $26,164        0.81%          --
2007   Lowest contract charge 0.00% Service Class 2       $223.05         --              --          --        17.30%
       Highest contract charge 0.00% Service Class 2      $223.05         --              --          --        17.30%
       All contract charges                                    --        209         $46,555        1.94%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $159.32         --              --          --         0.66%
       Highest contract charge 0.00% Service Class 2      $159.32         --              --          --         0.66%
       All contract charges                                    --         19         $   915        2.03%          --
2010   Lowest contract charge 0.00% Service Class 2       $158.28         --              --          --        14.92%
       Highest contract charge 0.00% Service Class 2      $158.28         --              --          --        14.92%
       All contract charges                                    --         41         $ 4,712        1.35%          --
2009   Lowest contract charge 0.00% Service Class 2       $137.73         --              --          --        29.89%
       Highest contract charge 0.00% Service Class 2      $137.73         --              --          --        29.89%
       All contract charges                                    --         39         $ 5,368        2.03%          --
2008   Lowest contract charge 0.00% Service Class 2       $106.04         --              --          --       (42.81)%
       Highest contract charge 0.00% Service Class 2      $106.04         --              --          --       (42.81)%
       All contract charges                                    --         43         $ 4,513        2.34%          --
2007   Lowest contract charge 0.00% Service Class 2       $185.43         --              --          --         1.27%
       Highest contract charge 0.00% Service Class 2      $185.43         --              --          --         1.27%
       All contract charges                                    --         50         $ 9,359        1.64%          --
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Service Class 2       $144.04         --              --          --         1.36%
       Highest contract charge 0.60% Service Class 2 (x)  $104.95         --              --          --         0.75%
       All contract charges                                    --         19         $ 1,563        1.76%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                           UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                          ------- ----------------- ---------- -------------- ---------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO (CONTINUED)
2010   Lowest contract charge 0.00% Service Class 2       $142.11         --              --          --        14.54%
       Highest contract charge 0.90% Service Class 2 (x)  $103.95         --              --          --        18.65%
       All contract charges                                    --         34         $ 4,338        0.40%          --
2009   Lowest contract charge 0.00% Service Class 2       $124.07         --              --          --        27.01%
       Highest contract charge 0.00% Service Class 2      $124.07         --              --          --        27.01%
       All contract charges                                    --         39         $ 4,742        0.90%          --
2008   Lowest contract charge 0.00% Service Class 2       $ 97.68         --              --          --       (41.90)%
       Highest contract charge 0.00% Service Class 2      $ 97.68         --              --          --       (41.90)%
       All contract charges                                    --         30         $ 2,927        1.14%          --
2007   Lowest contract charge 0.00% Service Class 2       $168.11         --              --          --        11.86%
       Highest contract charge 0.00% Service Class 2      $168.11         --              --          --        11.86%
       All contract charges                                    --         26         $ 4,306        4.78%          --
FIDELITY(R) VIP HIGH INCOME PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $184.40         --              --          --         3.72%
       Highest contract charge 0.00% Service Class 2      $184.40         --              --          --         3.72%
       All contract charges                                    --         63         $ 9,679        3.49%          --
2010   Lowest contract charge 0.00% Service Class 2       $177.79         --              --          --        13.67%
       Highest contract charge 0.00% Service Class 2      $177.79         --              --          --        13.67%
       All contract charges                                    --        126         $20,003        8.19%          --
2009   Lowest contract charge 0.00% Service Class 2       $156.41         --              --          --        43.47%
       Highest contract charge 0.00% Service Class 2      $156.41         --              --          --        43.47%
       All contract charges                                    --        114         $17,838       10.51%          --
2008   Lowest contract charge 0.00% Service Class 2       $109.02         --              --          --       (25.14)%
       Highest contract charge 0.00% Service Class 2      $109.02         --              --          --       (25.14)%
       All contract charges                                    --         60         $ 6,563       10.39%          --
2007   Lowest contract charge 0.00% Service Class 2       $145.64         --              --          --         2.54%
       Highest contract charge 0.00% Service Class 2      $145.64         --              --          --         2.54%
       All contract charges                                    --         66         $ 9,673        9.22%          --
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $151.24         --              --          --         7.03%
       Highest contract charge 0.00% Service Class 2      $151.24         --              --          --         7.03%
       All contract charges                                    --        105         $12,644        2.54%          --
2010   Lowest contract charge 0.00% Service Class 2       $141.30         --              --          --         7.55%
       Highest contract charge 0.00% Service Class 2      $141.30         --              --          --         7.55%
       All contract charges                                              174         $21,980        3.41%          --
2009   Lowest contract charge 0.00% Service Class 2       $131.38         --              --          --        15.47%
       Highest contract charge 0.00% Service Class 2      $131.38         --              --          --        15.47%
       All contract charges                                    --        154         $19,978        8.38%          --
2008   Lowest contract charge 0.00% Service Class 2       $113.78         --              --          --        (3.46)%
       Highest contract charge 0.00% Service Class 2      $113.78         --              --          --        (3.46)%
       All contract charges                                    --         73         $ 8,340        3.86%          --
2007   Lowest contract charge 0.00% Service Class 2       $117.86         --              --          --         4.08%
       Highest contract charge 0.00% Service Class 2      $117.86         --              --          --         4.08%
       All contract charges                                    --         84         $ 9,953        3.52%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Servce Class 2        $265.62         --              --          --       (10.85)%
       Highest contract charge 0.90% Service Class 2 (x)  $ 99.51         --              --          --       (11.65)%
       All contract charges                                    --        149         $27,701        0.02%          --
2010   Lowest contract charge 0.00% Servce Class 2        $297.95         --              --          --        28.57%
       Highest contract charge 0.90% Service Class 2 (x)  $112.63         --              --          --        24.70%
       All contract charges                                    --        244         $53,100        0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                           UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                           VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                          ------- ----------------- ---------- -------------- ---------
FIDELITY(R) VIP MID CAP PORTFOLIO (CONTINUED)
2009   Lowest contract charge 0.00% Service Class 2       $231.74         --              --          --        39.76%
       Highest contract charge 0.00% Service Class 2      $231.74         --              --          --        39.76%
       All contract charges                                    --        137         $31,690        0.48%          --
2008   Lowest contract charge 0.00% Service Class 2       $165.82         --              --          --       (39.61)%
       Highest contract charge 0.00% Service Class 2      $165.82         --              --          --       (39.61)%
       All contract charges                                    --        134         $22,273        0.24%          --
2007   Lowest contract charge 0.00% Service Class 2       $274.57         --              --          --        15.34%
       Highest contract charge 0.00% Service Class 2      $274.57         --              --          --        15.34%
       All contract charges                                    --        147         $40,381        8.68%          --
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2 (t)   $100.26         --              --          --         0.01%
       Highest contract charge 0.00% Service Class 2 (t)  $100.26         --              --          --         0.01%
       All contract charges                                    --         28         $   756        0.01%          --
2010   Lowest contract charge 0.00% Service Class 2 (t)   $100.25         --              --          --         0.07%
       Highest contract charge 0.00% Service Class 2 (t)  $100.25         --              --          --         0.07%
       All contract charges                                    --         27         $ 1,544        0.03%          --
2009   Lowest contract charge 0.00% Service Class 2 (t)   $100.18         --              --          --         0.17%
       Highest contract charge 0.00% Service Class 2 (t)  $100.18         --              --          --         0.17%
       All contract charges                                    --        141         $14,014        0.08%          --
FIDELITY(R) VIP VALUE PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $151.87         --              --          --        (2.68)%
       Highest contract charge 0.00% Service Class 2      $151.87         --              --          --        (2.68)%
       All contract charges                                    --          5         $   551        0.61%          --
2010   Lowest contract charge 0.00% Service Class 2       $156.05         --              --          --        17.52%
       Highest contract charge 0.00% Service Class 2      $156.05         --              --          --        17.52%
       All contract charges                                    --         35         $ 5,420        0.80%          --
2009   Lowest contract charge 0.00% Service Class 2       $132.79         --              --          --        42.11%
       Highest contract charge 0.00% Service Class 2      $132.79         --              --          --        42.11%
       All contract charges                                    --         41         $ 5,439        0.77%          --
2008   Lowest contract charge 0.00% Service Class 2       $ 93.44         --              --          --       (46.60)%
       Highest contract charge 0.00% Service Class 2      $ 93.44         --              --          --       (46.60)%
       All contract charges                                    --         32         $ 2,965        0.61%          --
2007   Lowest contract charge 0.00% Service Class 2       $174.99         --              --          --         1.86%
       Highest contract charge 0.00% Service Class 2      $174.99         --              --          --         1.86%
       All contract charges                                    --         40         $ 6,930        4.26%          --
FIDELITY(R) VIP VALUE STRATEGIES PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Service Class 2       $193.57         --              --          --        (9.04)%
       Highest contract charge 0.00% Service Class 2      $193.57         --              --          --        (9.04)%
       All contract charges                                    --          2         $   314        0.63%          --
2010   Lowest contract charge 0.00% Service Class 2       $212.80         --              --          --        26.34%
       Highest contract charge 0.00% Service Class 2      $212.80         --              --          --        26.34%
       All contract charges                                    --         26         $ 5,402        0.22%          --
2009   Lowest contract charge 0.00% Service Class 2       $168.44         --              --          --        57.15%
       Highest contract charge 0.00% Service Class 2      $168.44         --              --          --        57.15%
       All contract charges                                    --         35         $ 5,964        0.42%          --
2008   Lowest contract charge 0.00% Service Class 2       $107.18         --              --          --       (51.28)%
       Highest contract charge 0.00% Service Class 2      $107.18         --              --          --       (51.28)%
       All contract charges                                    --         25         $ 2,697        0.48%          --
2007   Lowest contract charge 0.00% Service Class 2       $220.01         --              --          --         5.44%
       Highest contract charge 0.00% Service Class 2      $220.01         --              --          --         5.44%
       All contract charges                                    --         38         $ 8,359        6.13%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------------------------
                                                          UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                          VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                         ------- ----------------- ---------- -------------- ---------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)          $114.98         --              --          --         6.00%
       Highest contract charge 0.90% Class 2 (x)         $113.23         --              --          --         5.05%
       All contract charges                                   --        171         $19,522        1.42%          --
2010   Lowest contract charge 0.00% Class 2 (x)          $108.47         --              --          --        17.18%
       Highest contract charge 0.90% Class 2 (x)         $107.79         --              --          --        16.53%
       All contract charges                                   --        161         $17,438        0.01%          --
FRANKLIN SMALL CAP VALUE SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)          $102.79         --              --          --        (3.76)%
       Highest contract charge 0.90% Class 2 (x)         $101.23         --              --          --        (4.63)%
       All contract charges                                   --         22         $ 1,980        0.74%          --
2010   Lowest contract charge 0.00% Class 2 (x)          $106.81         --              --          --        23.02%
       Highest contract charge 0.90% Class 2 (x)         $106.14         --              --          --        22.35%
       All contract charges                                   --          6         $   647          --           --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)          $107.95         --              --          --         2.58%
       Highest contract charge 0.90% Class 2 (x)         $106.31         --              --          --         1.65%
       All contract charges                                   --        103         $11,041        9.09%          --
2010   Lowest contract charge 0.00% Class 2 (x)          $105.24         --              --          --         8.14%
       Highest contract charge 0.90% Class 2 (x)         $104.58         --              --          --         7.54%
       All contract charges                                   --         43         $ 4,514        0.13%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Service Shares (x)   $101.32         --              --          --        (6.59)%
       Highest contract charge 0.90% Service Shares (x)  $ 99.78         --              --          --        (7.44)%
       All contract charges                                   --         49         $ 4,946        0.60%          --
2010   Lowest contract charge 0.00% Service Shares (x)   $108.47         --              --          --        23.60%
       Highest contract charge 0.90% Service Shares (x)  $107.80         --              --          --        22.93%
       All contract charges                                   --         34         $ 3,662        1.14%          --
INVESCO V.I. DIVIDEND GROWTH FUND (Y)
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Series II (ab)       $ 92.29         --              --          --        (7.89)%
       Highest contract charge 0.00% Series II (ab)      $ 92.29         --              --          --        (7.89)%
       All contract charges                                   --          4         $   103          --           --
INVESCO V.I. GLOBAL REAL ESTATE FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Series II (x)        $104.03         --              --          --        (6.72)%
       Highest contract charge 0.90% Series II (x)       $102.45         --              --          --        (7.57)%
       All contract charges                                   --         76         $ 7,532        4.49%          --
2010   Lowest contract charge 0.00% Series II (x)        $111.53         --              --          --        24.88%
       Highest contract charge 0.90% Series II (x)       $110.84         --              --          --        24.20%
       All contract charges                                   --         34         $ 3,778        3.87%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Series II (x)        $102.69         --              --          --        (6.99)%
       Highest contract charge 0.90% Series II (x)       $101.13         --              --          --        (7.83)%
       All contract charges                                   --        129         $12,157        0.97%          --
2010   Lowest contract charge 0.00% Series II (x)        $110.41         --              --          --        25.38%
       Highest contract charge 0.90% Series II (x)       $109.72         --              --          --        24.70%
       All contract charges                                   --         62         $ 6,575        0.84%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------
                                                        UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                        VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                       ------- ----------------- ---------- -------------- ---------
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Series II (x)       $ 98.30         --              --          --        (6.51)%
      Highest contract charge 0.90% Series II (x)      $ 96.81         --              --          --        (7.34)%
      All contract charges                                  --         25         $ 2,430        0.12%          --
2010  Lowest contract charge 0.00% Series II (x)       $105.14         --              --          --        16.03%
      Highest contract charge 0.90% Series II (x)      $104.48         --              --          --        15.40%
      All contract charges                                  --          9         $   982        0.19%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Series II (x)       $108.41         --              --          --        (0.99)%
      Highest contract charge 0.90% Series II (x)      $106.77         --              --          --        (1.87)%
      All contract charges                                  --         28         $ 2,701          --           --
2010  Lowest contract charge 0.00% Series II (x)       $109.49         --              --          --        23.63%
      Highest contract charge 0.90% Series II (x)      $108.80         --              --          --        22.96%
      All contract charges                                  --          5         $   374          --           --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Common Shares (x)   $101.99         --              --          --        (4.68)%
      Highest contract charge 0.00% Common Shares (x)  $101.99         --              --          --        (4.68)%
      All contract charges                                  --         36         $ 1,525        1.21%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $107.00         --              --          --        23.46%
      Highest contract charge 0.00% Common Shares (x)  $107.00         --              --          --        23.46%
      All contract charges                                  --         19         $ 1,165          --           --
IVY FUNDS VIP ENERGY
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Common Shares (x)   $104.08         --              --          --        (9.08)%
      Highest contract charge 0.90% Common Shares (x)  $102.50         --              --          --        (9.90)%
      All contract charges                                  --         89         $ 7,655          --           --
2010  Lowest contract charge 0.00% Common Shares (x)   $114.48         --              --          --        38.18%
      Highest contract charge 0.90% Common Shares (x)  $113.76         --              --          --        37.43%
      All contract charges                                  --         19         $ 1,263          --           --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Common Shares (x)   $115.13         --              --          --        (0.56)%
      Highest contract charge 0.90% Common Shares (x)  $113.39         --              --          --        (1.45)%
      All contract charges                                  --        101         $10,980        3.11%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $115.78         --              --          --        29.49%
      Highest contract charge 0.90% Common Shares (x)  $115.06         --              --          --        28.79%
      All contract charges                                  --         38         $ 3,775          --           --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Common Shares (x)   $ 99.70         --              --          --        (5.77)%
      Highest contract charge 0.00% Common Shares (x)  $ 99.70         --              --          --        (5.77)%
      All contract charges                                  --         48         $ 4,353        3.40%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $105.81         --              --          --        18.82%
      Highest contract charge 0.00% Common Shares (x)  $105.81         --              --          --        18.82%
      All contract charges                                  --         37         $ 3,754          --           --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Common Shares (x)   $101.49         --              --          --       (10.61)%
      Highest contract charge 0.90% Common Shares (x)  $ 99.95         --              --          --       (11.41)%
      All contract charges                                  --         43         $ 4,084        0.84%          --
2010  Lowest contract charge 0.00% Common Shares (x)   $113.53         --              --          --        27.53%
      Highest contract charge 0.90% Common Shares (x)  $112.82         --              --          --        26.83%
      All contract charges                                  --         18         $ 1,854          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------
                                                         UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                         VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                        ------- ----------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Service Shares (x)   $ 93.47         --               --         --       (18.04)%
      Highest contract charge 0.90% Service Shares (x)  $ 92.05         --               --         --       (18.77)%
      All contract charges                                   --        359         $ 32,646       2.12%          --
2010  Lowest contract charge 0.00% Service Shares (x)   $114.04         --               --         --        29.93%
      Highest contract charge 0.90% Service Shares (x)  $113.32         --               --         --        29.22%
      All contract charges                                   --        237         $ 25,870       2.57%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Service Class (x)    $104.96         --               --         --        (1.78)%
      Highest contract charge 0.90% Service Class (x)   $103.36         --               --         --        (2.67)%
      All contract charges                                   --        240         $ 23,500       1.11%          --
2010  Lowest contract charge 0.00% Service Class (x)    $106.86         --               --         --        21.59%
      Highest contract charge 0.90% Service Class (x)   $106.19         --               --         --        20.93%
      All contract charges                                   --        210         $ 21,007         --           --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Service Class (x)    $106.19         --               --         --         0.37%
      Highest contract charge 0.90% Service Class (x)   $104.58         --               --         --        (0.53)%
      All contract charges                                   --          7         $    819       0.27%          --
2010  Lowest contract charge 0.00% Service Class (x)    $105.80         --               --         --        17.98%
      Highest contract charge 0.90% Service Class (x)   $105.14         --               --         --        17.34%
      All contract charges                                   --          5         $    570         --           --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Service Class (x)    $100.25         --               --         --        (2.41)%
      Highest contract charge 0.60% Service Class (x)   $ 99.23         --               --         --        (3.00)%
      All contract charges                                   --          2         $    193       0.80%          --
2010  Lowest contract charge 0.00% Service Class (x)    $102.73         --               --         --        16.59%
      Highest contract charge 0.90% Service Class (x)   $102.09         --               --         --        15.96%
      All contract charges                                   --          1         $     66         --           --
MFS(R) UTILITIES SERIES
      Unit Value 0.00% to 0.00%*
2011  Lowest contract charge 0.00% Service Class (x)    $118.63         --               --         --         6.51%
      Highest contract charge 0.00% Service Class (x)   $118.63         --               --         --         6.51%
      All contract charges                                   --         19         $    700       3.74%          --
2010  Lowest contract charge 0.00% Service Class (x)    $111.38         --               --         --        24.51%
      Highest contract charge 0.00% Service Class (x)   $111.38         --               --         --        24.51%
      All contract charges                                   --          1         $    112         --           --
MULTIMANAGER AGGRESSIVE EQUITY (Q) (W)
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class A              $160.75         --               --         --        (6.05)%
      Highest contract charge 0.90% Class A             $167.18         --               --         --        (6.89)%
      All contract charges                                   --        764         $303,259       0.15%          --
2010  Lowest contract charge 0.00% Class A              $171.10         --               --         --        17.91%
      Highest contract charge 0.90% Class A             $179.55         --               --         --        16.85%
      All contract charges                                   --        870         $363,738       0.86%
2009  Lowest contract charge 0.00% Class A              $145.11         --               --         --        37.61%
      Highest contract charge 0.90% Class A             $153.66         --               --         --        36.37%
      All contract charges                                   --        901         $331,262       0.39%          --
2008  Lowest contract charge 0.00% Class A              $105.45         --               --         --       (46.54)%
      Highest contract charge 0.90% Class A             $112.68         --               --         --       (47.02)%
      All contract charges                                   --        870         $249,801       0.50%          --
2007  Lowest contract charge 0.00% Class A              $197.25         --               --         --        11.66%
      Highest contract charge 0.90% Class A             $212.70         --               --         --        10.65%
      All contract charges                                   --        950         $516,296       0.10%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                             ------- ----------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (Q) (W)
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class B   $ 81.90         --              --          --        (6.28)%
      Highest contract charge 0.60% Class B  $ 76.23         --              --          --        (6.83)%
      All contract charges                        --        259         $20,033        0.15%          --
2010  Lowest contract charge 0.00% Class B   $ 87.39         --              --          --        17.61%
      Highest contract charge 0.90% Class B  $ 78.80         --              --          --        16.56%
      All contract charges                        --        283         $23,448        0.86%          --
2009  Lowest contract charge 0.00% Class B   $ 74.30         --              --          --        37.27%
      Highest contract charge 0.90% Class B  $ 67.61         --              --          --        36.04%
      All contract charges                        --        261         $18,387        0.39%          --
2008  Lowest contract charge 0.00% Class B   $ 54.13         --              --          --       (46.68)%
      Highest contract charge 0.90% Class B  $ 49.70         --              --          --       (47.16)%
      All contract charges                        --        178         $ 9,141        0.50%          --
2007  Lowest contract charge 0.00% Class B   $101.51         --              --          --        11.38%
      Highest contract charge 0.90% Class B  $ 94.06         --              --          --        10.39%
      All contract charges                        --        186         $17,789        0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A   $158.35         --              --          --         6.08%
      Highest contract charge 0.60% Class A  $157.25         --              --          --         5.44%
      All contract charges                        --        170         $25,718        2.61%          --
2010  Lowest contract charge 0.00% Class A   $149.28         --              --          --         6.47%
      Highest contract charge 0.60% Class A  $149.14         --              --          --         5.83%
      All contract charges                        --        187         $26,807        2.84%          --
2009  Lowest contract charge 0.00% Class A   $140.21         --              --          --         8.58%
      Highest contract charge 0.60% Class A  $140.92         --              --          --         7.93%
      All contract charges                        --        184         $24,878        3.64%          --
2008  Lowest contract charge 0.00% Class A   $129.13         --              --          --         2.72%
      Highest contract charge 0.60% Class A  $130.57         --              --          --         2.11%
      All contract charges                        --        162         $20,806        4.96%          --
2007  Lowest contract charge 0.00% Class A   $125.71         --              --          --         6.53%
      Highest contract charge 0.60% Class A  $127.87         --              --          --         5.89%
      All contract charges                        --        157         $19,585        4.20%          --
MULTIMANAGER CORE BOND
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B   $163.14         --              --          --         5.81%
      Highest contract charge 0.90% Class B  $149.04         --              --          --         4.85%
      All contract charges                        --        414         $64,265        2.61%          --
2010  Lowest contract charge 0.00% Class B   $154.18         --              --          --         6.20%
      Highest contract charge 0.90% Class B  $142.14         --              --          --         5.25%
      All contract charges                        --        509         $75,116        2.84%          --
2009  Lowest contract charge 0.00% Class B   $145.18         --              --          --         8.32%
      Highest contract charge 0.90% Class B  $135.05         --              --          --         7.33%
      All contract charges                        --        582         $81,363        3.64%          --
2008  Lowest contract charge 0.00% Class B   $134.03         --              --          --         2.46%
      Highest contract charge 0.90% Class B  $125.82         --              --          --         1.55%
      All contract charges                        --        479         $62,184        4.96%          --
2007  Lowest contract charge 0.00% Class B   $130.81         --              --          --         6.26%
      Highest contract charge 0.90% Class B  $123.90         --              --          --         5.29%
      All contract charges                        --        459         $58,320        4.20%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A   $169.26         --              --          --       (17.78)%
      Highest contract charge 0.60% Class A  $120.32         --              --          --       (18.27)%
      All contract charges                        --         67         $11,163        1.66%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                               -----------------------------------------------------------
                                                UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                               ------- ----------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2010   Lowest contract charge 0.00% Class A    $205.86         --              --          --         7.22%
       Highest contract charge 0.60% Class A   $147.22         --              --          --         6.58%
       All contract charges                         --         70         $14,070        2.99%          --
2009   Lowest contract charge 0.00% Class A    $191.99         --              --          --        30.24%
       Highest contract charge 0.60% Class A   $138.13         --              --          --        29.45%
       All contract charges                         --         76         $14,392        1.68%          --
2008   Lowest contract charge 0.00% Class A    $147.41         --              --          --       (47.10)%
       Highest contract charge 0.60% Class A   $106.70         --              --          --       (47.42)%
       All contract charges                         --         76         $11,041        1.63%          --
2007   Lowest contract charge 0.00% Class A    $278.66         --              --          --        12.71%
       Highest contract charge 0.60% Class A   $202.92         --              --          --        12.04%
       All contract charges                         --         71         $19,542        0.78%          --
MULTIMANAGER INTERNATIONAL EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B    $158.89         --              --          --       (17.98)%
       Highest contract charge 0.90% Class B   $112.00         --              --          --       (18.72)%
       All contract charges                         --        229         $27,589        1.66%          --
2010   Lowest contract charge 0.00% Class B    $193.73         --              --          --         6.96%
       Highest contract charge 0.90% Class B   $137.79         --              --          --         5.99%
       All contract charges                         --        259         $37,993        2.99%          --
2009   Lowest contract charge 0.00% Class B    $181.13         --              --          --        29.92%
       Highest contract charge 0.90% Class B   $130.00         --              --          --        28.75%
       All contract charges                         --        294         $40,174        1.68%          --
2008   Lowest contract charge 0.00% Class B    $139.42         --              --          --       (47.23)%
       Highest contract charge 0.90% Class B   $100.97         --              --          --       (47.71)%
       All contract charges                         --        313         $32,917        1.63%          --
2007   Lowest contract charge 0.00% Class B    $264.21         --              --          --        12.43%
       Highest contract charge 0.90% Class B   $193.09         --              --          --        11.41%
       All contract charges                         --        326         $65,021        0.78%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A    $160.15         --              --          --        (7.12)%
       Highest contract charge 0.60% Class A   $111.54         --              --          --        (7.68)%
       All contract charges                         --         20         $ 3,235        0.43%          --
2010   Lowest contract charge 0.00% Class A    $172.43         --              --          --        11.82%
       Highest contract charge 0.60% Class A   $120.82         --              --          --        11.15%
       All contract charges                         --         21         $ 3,622        0.40%          --
2009   Lowest contract charge 0.00% Class A    $154.20         --              --          --        32.84%
       Highest contract charge 0.60% Class A   $108.70         --              --          --        32.04%
       All contract charges                         --         23         $ 3,543        1.60%          --
2008   Lowest contract charge 0.00% Class A    $116.08         --              --          --       (39.38)%
       Highest contract charge 0.60% Class A   $ 82.32         --              --          --       (39.75)%
       All contract charges                         --         23         $ 2,622        0.63%          --
2007   Lowest contract charge 0.00% Class A    $191.50         --              --          --         5.27%
       Highest contract charge 0.60% Class A   $136.63         --              --          --         4.63%
       All contract charges                         --         22         $ 4,107        0.55%          --
MULTIMANAGER LARGE CAP CORE EQUITY
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B    $142.67         --              --          --        (7.35)%
       Highest contract charge 0.90% Class B   $104.81         --              --          --        (8.19)%
       All contract charges                         --         40         $ 4,642        0.43%          --
2010   Lowest contract charge 0.00% Class B    $153.99         --              --          --        11.54%
       Highest contract charge 0.90% Class B   $114.16         --              --          --        10.54%
       All contract charges                         --         40         $ 5,027        0.40%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------
                                                 UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                 VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                ------- ----------------- ---------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY (CONTINUED)
2009    Lowest contract charge 0.00% Class B    $138.05         --              --          --        32.51%
        Highest contract charge 0.90% Class B   $103.27         --              --          --        31.32%
        All contract charges                         --         36         $ 3,992        1.60%          --
2008    Lowest contract charge 0.00% Class B    $104.18         --              --          --       (39.54)%
        Highest contract charge 0.90% Class B   $ 78.64         --              --          --       (40.08)%
        All contract charges                         --         37         $ 3,035        0.63%          --
2007    Lowest contract charge 0.00% Class B    $172.31         --              --          --         5.00%
        Highest contract charge 0.90% Class B   $131.25         --              --          --         4.05%
        All contract charges                         --         42         $ 5,631        0.55%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.00% to 0.60%*
2011    Lowest contract charge 0.00% Class A    $175.62         --              --          --        (5.29)%
        Highest contract charge 0.60% Class A   $125.29         --              --          --        (5.85)%
        All contract charges                         --         53         $ 9,069        1.05%          --
2010    Lowest contract charge 0.00% Class A    $185.43         --              --          --        13.44%
        Highest contract charge 0.60% Class A   $133.08         --              --          --        12.76%
        All contract charges                         --         60         $10,690        0.93%
2009    Lowest contract charge 0.00% Class A    $163.46         --              --          --        23.16%
        Highest contract charge 0.60% Class A   $118.02         --              --          --        22.43%
        All contract charges                         --         63         $ 9,918        1.92%          --
2008    Lowest contract charge 0.00% Class A    $132.72         --              --          --       (37.29)%
        Highest contract charge 0.60% Class A   $ 96.40         --              --          --       (37.67)%
        All contract charges                         --         63         $ 8,190        1.56%          --
2007    Lowest contract charge 0.00% Class A    $211.64         --              --          --         3.90%
        Highest contract charge 0.60% Class A   $154.66         --              --          --         3.27%
        All contract charges                         --         56         $11,584        1.24%          --
MULTIMANAGER LARGE CAP VALUE
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Class B    $158.87         --              --          --        (5.52)%
        Highest contract charge 0.90% Class B   $119.52         --              --          --        (6.37)%
        All contract charges                         --        141         $18,213        1.05%          --
2010    Lowest contract charge 0.00% Class B    $168.15         --              --          --        13.15%
        Highest contract charge 0.90% Class B   $127.65         --              --          --        12.14%
        All contract charges                         --        170         $23,298        0.93%          --
2009    Lowest contract charge 0.00% Class B    $148.60         --              --          --        22.85%
        Highest contract charge 0.90% Class B   $113.84         --              --          --        21.75%
        All contract charges                         --        203         $24,443        1.92%          --
2008    Lowest contract charge 0.00% Class B    $120.96         --              --          --       (37.45)%
        Highest contract charge 0.90% Class B   $ 93.50         --              --          --       (38.01)%
        All contract charges                         --        228         $22,209        1.56%          --
2007    Lowest contract charge 0.00% Class B    $193.37         --              --          --         3.64%
        Highest contract charge 0.90% Class B   $150.84         --              --          --         2.70%
        All contract charges                         --        201         $31,371        1.24%          --
MULTIMANAGER MID CAP GROWTH
        Unit Value 0.00% to 0.60%*
2011    Lowest contract charge 0.00% Class A    $214.65         --              --          --        (7.65)%
        Highest contract charge 0.60% Class A   $123.55         --              --          --        (8.21)%
        All contract charges                         --         43         $ 9,091          --           --
2010    Lowest contract charge 0.00% Class A    $232.43         --              --          --        27.20%
        Highest contract charge 0.60% Class A   $134.60         --              --          --        26.44%
        All contract charges                         --         47         $10,811          --           --
2009    Lowest contract charge 0.00% Class A    $182.73         --              --          --        42.13%
        Highest contract charge 0.60% Class A   $106.45         --              --          --        41.28%
        All contract charges                         --         52         $ 9,201          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------------------------------------
                                               UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                               VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                              ------- ----------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2008   Lowest contract charge 0.00% Class A   $128.57         --              --          --       (43.44)%
       Highest contract charge 0.60% Class A  $ 75.35         --              --          --       (43.78)%
       All contract charges                        --         51         $ 6,494          --           --
2007   Lowest contract charge 0.00% Class A   $227.31         --              --          --        12.19%
       Highest contract charge 0.60% Class A  $134.03         --              --          --        11.51%
       All contract charges                        --         51         $11,417          --           --
MULTIMANAGER MID CAP GROWTH
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $189.57         --              --          --        (7.88)%
       Highest contract charge 0.90% Class B  $111.81         --              --          --        (8.71)%
       All contract charges                        --        133         $16,020          --           --
2010   Lowest contract charge 0.00% Class B   $205.79         --              --          --        26.88%
       Highest contract charge 0.90% Class B  $122.48         --              --          --        25.74%
       All contract charges                        --        153         $19,965          --           --
2009   Lowest contract charge 0.00% Class B   $162.19         --              --          --        41.78%
       Highest contract charge 0.90% Class B  $ 97.40         --              --          --        40.49%
       All contract charges                        --        167         $17,174          --           --
2008   Lowest contract charge 0.00% Class B   $114.40         --              --          --       (43.58)%
       Highest contract charge 0.90% Class B  $ 69.33         --              --          --       (44.08)%
       All contract charges                        --        180         $13,058          --           --
2007   Lowest contract charge 0.00% Class B   $202.77         --              --          --        11.91%
       Highest contract charge 0.90% Class B  $123.99         --              --          --        10.89%
       All contract charges                        --        194         $24,950          --           --
MULTIMANAGER MID CAP VALUE
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A   $227.83         --              --          --       (13.11)%
       Highest contract charge 0.60% Class A  $142.45         --              --          --       (13.63)%
       All contract charges                        --         52         $ 9,552        0.06%          --
2010   Lowest contract charge 0.00% Class A   $262.21         --              --          --        25.23%
       Highest contract charge 0.60% Class A  $164.93         --              --          --        24.48%
       All contract charges                        --         54         $11,972        0.80%          --
2009   Lowest contract charge 0.00% Class A   $209.39         --              --          --        44.72%
       Highest contract charge 0.60% Class A  $132.50         --              --          --        43.86%
       All contract charges                        --         51         $ 9,941        3.12%          --
2008   Lowest contract charge 0.00% Class A   $144.68         --              --          --       (35.81)%
       Highest contract charge 0.60% Class A  $ 92.10         --              --          --       (36.20)%
       All contract charges                        --         51         $ 7,026        0.49%          --
2007   Lowest contract charge 0.00% Class A   $225.38         --              --          --         0.34%
       Highest contract charge 0.60% Class A  $144.35         --              --          --        (0.26)%
       All contract charges                        --         44         $ 9,523          --           --
MULTIMANAGER MID CAP VALUE
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B   $149.25         --              --          --       (13.33)%
       Highest contract charge 0.90% Class B  $136.35         --              --          --       (14.11)%
       All contract charges                        --        238         $33,687        0.06%          --
2010   Lowest contract charge 0.00% Class B   $172.21         --              --          --        24.91%
       Highest contract charge 0.90% Class B  $158.75         --              --          --        23.79%
       All contract charges                        --        291         $47,906        0.80%          --
2009   Lowest contract charge 0.00% Class B   $137.87         --              --          --        44.36%
       Highest contract charge 0.90% Class B  $128.24         --              --          --        43.06%
       All contract charges                        --        317         $42,070        3.12%          --
2008   Lowest contract charge 0.00% Class B   $ 95.50         --              --          --       (35.97)%
       Highest contract charge 0.90% Class B  $ 89.64         --              --          --       (36.55)%
       All contract charges                        --        331         $30,500        0.49%          --
2007   Lowest contract charge 0.00% Class B   $149.14         --              --          --         0.09%
       Highest contract charge 0.90% Class B  $141.27         --              --          --        (0.81)%
       All contract charges                        --        362         $52,202          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------
                                                   UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                   VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                  ------- ----------------- ---------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class A       $214.82         --               --         --         5.33%
       Highest contract charge 0.90% Class A      $219.78         --               --         --         4.39%
       All contract charges                            --        335         $ 94,119       3.87%          --
2010   Lowest contract charge 0.00% Class A       $203.94         --               --         --         6.89%
       Highest contract charge 0.90% Class A      $210.54         --               --         --         5.93%
       All contract charges                            --        413         $108,715       2.75%          --
2009   Lowest contract charge 0.00% Class A       $190.79         --               --         --         9.92%
       Highest contract charge 0.90% Class A      $198.75         --               --         --         8.93%
       All contract charges                            --        464         $115,385       4.64%          --
2008   Lowest contract charge 0.00% Class A       $173.57         --               --         --       (23.31)%
       Highest contract charge 0.90% Class A      $182.46         --               --         --       (24.00)%
       All contract charges                            --        503         $116,460       9.53%          --
2007   Lowest contract charge 0.00% Class A       $226.34         --               --         --         3.39%
       Highest contract charge 0.90% Class A      $240.09         --               --         --         2.46%
       All contract charges                            --        537         $164,892       7.42%          --
MULTIMANAGER MULTI-SECTOR BOND
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class B       $129.77         --               --         --         5.08%
       Highest contract charge 0.60% Class B      $103.85         --               --         --         4.45%
       All contract charges                            --        160         $ 17,351       3.87%          --
2010   Lowest contract charge 0.00% Class B       $123.50         --               --         --         6.63%
       Highest contract charge 0.90% Class B      $ 95.76         --               --         --         5.67%
       All contract charges                            --        171         $ 17,687       2.75%          --
2009   Lowest contract charge 0.00% Class B       $115.82         --               --         --         9.65%
       Highest contract charge 0.90% Class B      $ 90.62         --               --         --         8.66%
       All contract charges                            --        171         $ 16,486       4.64%          --
2008   Lowest contract charge 0.00% Class B       $105.63         --               --         --       (23.51)%
       Highest contract charge 0.90% Class B      $ 83.40         --               --         --       (24.19)%
       All contract charges                            --        187         $ 16,482       9.53%          --
2007   Lowest contract charge 0.00% Class B       $138.09         --               --         --         3.14%
       Highest contract charge 0.90% Class B      $110.01         --               --         --         2.20%
       All contract charges                            --        222         $ 25,669       7.42%          --
MULTIMANAGER SMALL CAP GROWTH (F)
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class B       $118.32         --               --         --       (15.68)%
       Highest contract charge 0.90% Class B (c)  $ 77.38         --               --         --       (16.45)%
       All contract charges                            --         68         $  7,065         --           --
2010   Lowest contract charge 0.00% Class B       $140.33         --               --         --        27.65%
       Highest contract charge 0.90% Class B (c)  $ 92.61         --               --         --        26.51%
       All contract charges                            --         70         $  8,519         --           --
2009   Lowest contract charge 0.00% Class B       $109.93         --               --         --        34.54%
       Highest contract charge 0.90% Class B (c)  $ 73.21         --               --         --        33.32%
       All contract charges                            --         69         $  6,549         --           --
2008   Lowest contract charge 0.00% Class B       $ 81.71         --               --         --       (42.11)%
       Highest contract charge 0.90% Class B (c)  $ 54.91         --               --         --       (42.63)%
       All contract charges                            --         48         $  3,506         --           --
2007   Lowest contract charge 0.00% Class B       $141.15         --               --         --         3.68%
       Highest contract charge 0.90% Class B (c)  $ 95.72         --               --         --        (4.28)%
       All contract charges                            --         35         $  4,611         --           --
MULTIMANAGER SMALL CAP VALUE
       Unit Value 0.00% to 0.60%*
2011   Lowest contract charge 0.00% Class A       $175.84         --               --         --        (8.79)%
       Highest contract charge 0.60% Class A      $167.33         --               --         --        (9.34)%
       All contract charges                            --         65         $ 11,397       0.16%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                               YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------
                                              UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                              VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                             ------- ----------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.00% Class A   $192.78         --              --          --        24.82%
      Highest contract charge 0.60% Class A  $184.56         --              --          --        24.07%
      All contract charges                        --         70         $13,507        0.26%          --
2009  Lowest contract charge 0.00% Class A   $154.45         --              --          --        26.73%
      Highest contract charge 0.60% Class A  $148.76         --              --          --        25.97%
      All contract charges                        --         74         $11,427        1.14%          --
2008  Lowest contract charge 0.00% Class A   $121.87         --              --          --       (37.71)%
      Highest contract charge 0.60% Class A  $118.09         --              --          --       (38.08)%
      All contract charges                        --         73         $ 8,899        0.31%          --
2007  Lowest contract charge 0.00% Class A   $195.65         --              --          --        (9.59)%
      Highest contract charge 0.60% Class A  $190.72         --              --          --       (10.14)%
      All contract charges                        --         74         $14,269        0.38%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B   $184.48         --              --          --        (9.02)%
      Highest contract charge 0.90% Class B  $164.59         --              --          --        (9.83)%
      All contract charges                        --         80         $13,785        0.16%          --
2010  Lowest contract charge 0.00% Class B   $202.76         --              --          --        24.50%
      Highest contract charge 0.90% Class B  $182.54         --              --          --        23.39%
      All contract charges                        --         94         $17,887        0.26%          --
2009  Lowest contract charge 0.00% Class B   $162.86         --              --          --        26.42%
      Highest contract charge 0.90% Class B  $147.95         --              --          --        25.28%
      All contract charges                        --        108         $16,637        1.14%          --
2008  Lowest contract charge 0.00% Class B   $128.82         --              --          --       (37.86)%
      Highest contract charge 0.90% Class B  $118.09         --              --          --       (38.43)%
      All contract charges                        --        125         $15,267        0.31%          --
2007  Lowest contract charge 0.00% Class B   $207.32         --              --          --        (9.84)%
      Highest contract charge 0.90% Class B  $191.79         --              --          --       (10.65)%
      All contract charges                        --        146         $28,898        0.38%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.60%*
2011  Lowest contract charge 0.00% Class A   $251.38         --              --          --        (4.58)%
      Highest contract charge 0.60% Class A  $132.40         --              --          --        (5.14)%
      All contract charges                        --         51         $12,242          --           --
2010  Lowest contract charge 0.00% Class A   $263.44         --              --          --        18.00%
      Highest contract charge 0.60% Class A  $139.58         --              --          --        17.29%
      All contract charges                        --         51         $12,775          --           --
2009  Lowest contract charge 0.00% Class A   $223.26         --              --          --        58.84%
      Highest contract charge 0.60% Class A  $119.01         --              --          --        57.88%
      All contract charges                        --         55         $11,948          --           --
2008  Lowest contract charge 0.00% Class A   $140.56         --              --          --       (46.96)%
      Highest contract charge 0.60% Class A  $ 75.38         --              --          --       (47.28)%
      All contract charges                        --         51         $ 6,987          --           --
2007  Lowest contract charge 0.00% Class A   $265.01         --              --          --        18.55%
      Highest contract charge 0.60% Class A  $142.97         --              --          --        17.83%
      All contract charges                        --         47         $12,183          --           --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.00% to 0.90%*
2011  Lowest contract charge 0.00% Class B   $204.36         --              --          --        (4.82)%
      Highest contract charge 0.90% Class B  $115.08         --              --          --        (5.67)%
      All contract charges                        --        465         $59,503          --           --
2010  Lowest contract charge 0.00% Class B   $214.70         --              --          --        17.70%
      Highest contract charge 0.90% Class B  $122.00         --              --          --        16.65%
      All contract charges                        --        502         $68,052          --           --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                                   YEARS ENDED DECEMBER 31,
                                                                 ------------------------------------------------------------
                                                                  UNIT    UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                                  VALUE        (000S)         (000S)   INCOME RATIO** RETURN***
                                                                 -------  ----------------- ---------- -------------- ---------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2009    Lowest contract charge 0.00% Class B                     $182.41          --              --          --        58.44%
        Highest contract charge 0.90% Class B                    $104.59          --              --          --        57.02%
        All contract charges                                          --         577         $68,071          --           --
2008    Lowest contract charge 0.00% Class B                     $115.13          --              --          --       (47.08)%
        Highest contract charge 0.90% Class B                    $ 66.61          --              --          --       (47.56)%
        All contract charges                                          --         551         $40,530          --           --
2007    Lowest contract charge 0.00% Class B                     $217.54          --              --          --        18.22%
        Highest contract charge 0.90% Class B                    $127.01          --              --          --        17.15%
        All contract charges                                          --         586         $81,155          --           --
MUTUAL SHARES SECURITIES FUND
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Class 2 (x)                 $101.93          --              --          --        (1.04)%
        Highest contract charge 0.90% Class 2 (x)                $100.38          --              --          --        (1.93)%
        All contract charges                                          --          83         $ 8,046        2.49%          --
2010    Lowest contract charge 0.00% Class 2 (x)                 $103.00          --              --          --        13.77%
        Highest contract charge 0.90% Class 2 (x)                $102.36          --              --          --        13.15%
        All contract charges                                          --          73         $ 7,154        0.60%          --
NATURAL RESOURCES PORTFOLIO
        Unit Value 0.00% to 0.00%*
2011    Lowest contract charge 0.00% Class II (k)                $ 81.10          --              --          --       (19.34)%
        Lowest contract charge 0.00% Class II (k)                $ 81.10          --              --          --       (19.34)%
        All contract charges                                          --         302         $24,330          --           --
2010    Lowest contract charge 0.00% Class II (k)                $100.55          --              --          --        27.48%
        Lowest contract charge 0.00% Class II (k)                $100.55          --              --          --        27.48%
        All contract charges                                          --         383         $38,117        0.07%          --
2009    Lowest contract charge 0.00% Class II (k)                $ 78.88          --              --          --        76.42%
        Lowest contract charge 0.00% Class II (k)                $ 78.88          --              --          --        76.42%
        All contract charges                                          --         367         $28,942        0.28%          --
2008    Lowest contract charge 0.00% Class II (k)                $ 44.71          --              --          --       (55.29)%
        Lowest contract charge 0.00% Class II (k)                $ 44.71          --              --          --       (55.29)%
        All contract charges                                          --         255         $11,418        0.22%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Advisor Share Class (x)     $114.84          --              --          --        (7.54)%
        Highest contract charge 0.90% Advisor Share Class (x)    $113.09          --              --          --        (8.38)%
        All contract charges                                          --          69         $ 7,846       14.44%          --
2010    Lowest contract charge 0.00% Advisor Share Class (x)     $124.21          --              --          --        35.40%
        Highest contract charge 0.90% Advisor Share Class (x)    $123.43          --              --          --        34.68%
        All contract charges                                          --          24         $ 2,992        9.67%          --
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Advisor Share Class (x)     $117.29          --              --          --        11.57%
        Highest contract charge 0.90% Advisor Share Class (x)    $115.51          --              --          --        10.57%
        All contract charges                                          --         263         $26,875        1.76%          --
2010    Lowest contract charge 0.00% Advisor Share Class (x)     $105.13          --              --          --         3.84%
        Highest contract charge 0.90% Advisor Share Class (x)    $104.47          --              --          --         3.27%
        All contract charges                                          --         116         $ 9,350        2.45%          --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
        Unit Value 0.00% to 0.90%*
2011    Lowest contract charge 0.00% Advisor Share Class (x)     $108.31          --              --          --         3.51%
        Highest contract charge 0.90% Advisor Share Class (x)    $106.66          --              --          --         2.58%
        All contract charges                                          --         532         $54,786        2.54%          --
2010    Lowest contract charge 0.00% Advisor Share Class (x)     $104.64          --              --          --         3.97%
        Highest contract charge 0.90% Advisor Share Class (x)    $103.98          --              --          --         3.40%
        All contract charges                                          --         367         $37,174        6.61%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------
                                                    UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                    VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                   ------- ----------------- ---------- -------------- ---------
T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class II (x)   $101.56        --               --          --        (1.01)%
       Highest contract charge 0.90% Class II (x)  $100.02        --               --          --        (1.90)%
       All contract charges                             --        93           $9,413        1.61%          --
2010   Lowest contract charge 0.00% Class II (x)   $102.60        --               --          --        16.44%
       Highest contract charge 0.90% Class II (x)  $101.96        --               --          --        15.80%
       All contract charges                             --        52           $5,337        1.91%          --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class II (x)   $117.58        --               --          --        10.38%
       Highest contract charge 0.00% Class II (x)  $117.58        --               --          --        10.38%
       All contract charges                             --        23           $2,213          --           --
2010   Lowest contract charge 0.00% Class II (x)   $106.52        --               --          --        18.99%
       Highest contract charge 0.00% Class II (x)  $106.52        --               --          --        18.99%
       All contract charges                             --         7           $  769          --           --
TARGET 2015 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)    $104.99        --               --          --        (2.81)%
       Lowest contract charge 0.00% Class B (k)    $104.99        --               --          --        (2.81)%
       All contract charges                             --        30           $3,123        1.52%          --
2010   Lowest contract charge 0.00% Class B (k)    $108.03        --               --          --        10.73%
       Lowest contract charge 0.00% Class B (k)    $108.03        --               --          --        10.73%
       All contract charges                             --        58           $6,259        2.22%          --
2009   Lowest contract charge 0.00% Class B (k)    $ 97.56        --               --          --        20.30%
       Lowest contract charge 0.00% Class B (k)    $ 97.56        --               --          --        20.30%
       All contract charges                             --        37           $3,250        6.33%          --
2008   Lowest contract charge 0.00% Class B (k)    $ 81.10        --               --          --       (28.29)%
       Lowest contract charge 0.00% Class B (k)    $ 81.10        --               --          --       (28.29)%
       All contract charges                             --        11           $  878       13.10%          --
TARGET 2025 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)    $101.46        --               --          --        (3.91)%
       Lowest contract charge 0.00% Class B (k)    $101.46        --               --          --        (3.91)%
       All contract charges                             --        55           $5,145        1.44%          --
2010   Lowest contract charge 0.00% Class B (k)    $105.59        --               --          --        11.94%
       Lowest contract charge 0.00% Class B (k)    $105.59        --               --          --        11.94%
       All contract charges                             --        71           $7,295        3.51%          --
2009   Lowest contract charge 0.00% Class B (k)    $ 94.32        --               --          --        23.20%
       Lowest contract charge 0.00% Class B (k)    $ 94.32        --               --          --        23.20%
       All contract charges                             --        18           $1,631        5.94%          --
2008   Lowest contract charge 0.00% Class B (k)    $ 76.56        --               --          --       (32.44)%
       Lowest contract charge 0.00% Class B (k)    $ 76.56        --               --          --       (32.44)%
       All contract charges                             --         9           $  658       19.66%          --
TARGET 2035 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)    $ 99.35        --               --          --        (4.64)%
       Lowest contract charge 0.00% Class B (k)    $ 99.35        --               --          --        (4.64)%
       All contract charges                             --        76           $7,180        1.43%          --
2010   Lowest contract charge 0.00% Class B (k)    $104.18        --               --          --        12.73%
       Lowest contract charge 0.00% Class B (k)    $104.18        --               --          --        12.73%
       All contract charges                             --        65           $6,616        3.41%          --
2009   Lowest contract charge 0.00% Class B (k)    $ 92.42        --               --          --        25.56%
       Lowest contract charge 0.00% Class B (k)    $ 92.42        --               --          --        25.56%
       All contract charges                             --        14           $1,281        6.51%          --
2008   Lowest contract charge 0.00% Class B (k)    $ 73.61        --               --          --       (35.40)%
       Lowest contract charge 0.00% Class B (k)    $ 73.61        --               --          --       (35.40)%
       All contract charges                             --         1           $   97        8.24%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                            -----------------------------------------------------------
                                                             UNIT   UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                             VALUE       (000S)         (000S)   INCOME RATIO** RETURN***
                                                            ------- ----------------- ---------- -------------- ---------
TARGET 2045 ALLOCATION
       Unit Value 0.00% to 0.00%*
2011   Lowest contract charge 0.00% Class B (k)             $ 96.35         --              --          --        (5.53)%
       Lowest contract charge 0.00% Class B (k)             $ 96.35         --              --          --        (5.53)%
       All contract charges                                      --         16         $ 1,148        1.10%          --
2010   Lowest contract charge 0.00% Class B (k)             $101.99         --              --          --        13.28%
       Lowest contract charge 0.00% Class B (k)             $101.99         --              --          --        13.28%
       All contract charges                                      --         14         $ 1,246        3.51%          --
2009   Lowest contract charge 0.00% Class B (k)             $ 90.03         --              --          --        27.76%
       Lowest contract charge 0.00% Class B (k)             $ 90.03         --              --          --        27.76%
       All contract charges                                      --          3         $   153        3.68%          --
2008   Lowest contract charge 0.00% Class B (k)             $ 70.47         --              --          --       (38.66)%
       Lowest contract charge 0.00% Class B (k)             $ 70.47         --              --          --       (38.66)%
       All contract charges                                      --         --         $     8          --           --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)             $ 95.62         --              --          --       (15.85)%
       Highest contract charge 0.90% Class 2 (x)            $ 94.17         --              --          --       (16.61)%
       All contract charges                                      --         79         $ 7,494        1.03%          --
2010   Lowest contract charge 0.00% Class 2 (x)             $113.63         --              --          --        34.35%
       Highest contract charge 0.90% Class 2 (x)            $112.93         --              --          --        33.61%
       All contract charges                                      --         38         $ 4,357        0.10%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)             $104.25         --              --          --        (0.87)%
       Highest contract charge 0.90% Class 2 (x)            $102.67         --              --          --        (1.76)%
       All contract charges                                      --        558         $56,997        5.42%          --
2010   Lowest contract charge 0.00% Class 2 (x)             $105.16         --              --          --        11.61%
       Highest contract charge 0.90% Class 2 (x)            $104.51         --              --          --        11.00%
       All contract charges                                      --        165         $17,145        0.05%          --
TEMPLETON GROWTH SECURITIES FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class 2 (x)             $ 97.10         --              --          --        (6.97)%
       Highest contract charge 0.90% Class 2 (x)            $ 95.63         --              --          --        (7.81)%
       All contract charges                                      --         10         $ 1,008        1.34%          --
2010   Lowest contract charge 0.00% Class 2 (x)             $104.38         --              --          --        19.84%
       Highest contract charge 0.90% Class 2 (x)            $103.73         --              --          --        19.19%
       All contract charges                                      --          3         $   326          --           --
VAN ECK VIP GLOBAL HARD ASSETS FUND
       Unit Value 0.00% to 0.90%*
2011   Lowest contract charge 0.00% Class S (x)             $ 97.60         --              --          --       (16.69)%
       Highest contract charge 0.90% Class S (x)            $ 96.11         --              --          --       (17.45)%
       All contract charges                                      --        102         $ 9,923        0.63%          --
2010   Lowest contract charge 0.00% Class S (x)             $117.15         --              --          --        42.78%
       Highest contract charge 0.90% Class S (x)            $116.42         --              --          --        41.99%
       All contract charges                                      --         35         $ 4,065          --           --
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO
       Unit Value 0.60% to 0.60%*
2011   Lowest contract charge 0.60% Investor Share Class    $123.67         --              --          --         1.32%
       Highest contract charge 0.60% Investor Share Class   $123.67         --              --          --         1.32%
       All contract charges                                      --         29         $ 3,537        1.67%          --
2010   Lowest contract charge 0.60% Investor Share Class    $122.06         --              --          --        14.22%
       Highest contract charge 0.60% Investor Share Class   $122.06         --              --          --        14.22%
       All contract charges                                      --         51         $ 6,230        1.98%          --
2009   Lowest contract charge 0.60% Investor Share Class    $106.86         --              --          --        25.68%
       Highest contract charge 0.60% Investor Share Class   $106.86         --              --          --        25.68%
       All contract charges                                      --         48         $ 5,109        2.63%          --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT FP

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

                                                                                YEARS ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                               UNIT     UNITS OUTSTANDING NET ASSETS   INVESTMENT     TOTAL
                                                               VALUE         (000S)         (000S)   INCOME RATIO** RETURN***
                                                               -------  ----------------- ---------- -------------- ---------
VANGUARD VARIABLE INSURANCE FUND -- EQUITY INDEX PORTFOLIO (CONTINUED)
2008    Lowest contract charge 0.60% Investor Share Class     $ 85.02          --               --          --       (37.31)%
        Highest contract charge 0.60% Investor Share Class    $ 85.02          --               --          --       (37.31)%
        All contract charges                                       --          48           $4,107        5.70%          --
2007    Lowest contract charge 0.60% Investor Share Class     $135.63          --               --          --         4.75%
        Highest contract charge 0.60% Investor Share Class    $135.63          --               --          --         4.75%
        All contract charges                                       --          40           $5,476        1.41%          --

   ----------
  (a)Units were made available for sale on April 27, 2007.
  (b)Units were made available for sale on July 6, 2007.
  (c)Units were made available for sale on May 25, 2007.
  (d)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (e)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (f)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (g)A substitution of EQ/Large Cap Value PLUS was made for Davis Value on August 17, 2007.
  (h)A substitution of EQ/Morgan Stanley Mid Cap Growth was made for MFS Mid Cap Growth on August 17, 2007.
  (i)A substitution of EQ/JPMorgan Core Bond was made for PIMCO Total Return on August 17, 2007.
  (j)A substitution of EQ/Large Cap Value PLUS was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (k)Units were made available for sale on May 1, 2008.
  (l)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (m)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (n)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (o)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (p)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (q)Multimanager Aggressive Equity replaced Multimanger Health Care due to a fund merger on September 18, 2009.
  (r)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (s)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (t)Units were made available for sale on May 1, 2009.
  (u)Units were made available for sale on September 11, 2009.
  (v)Units were made available for sale on September 18, 2009.
  (w)Multimanager Aggressive Equity replaced Multimanger Large Cap Growth due to a fund substitution on September 17, 2010.
  (x)Units were made available for sale on May 24, 2010.
  (y)Invesco V.I. Dividend Growth replaced Invesco V.I. Financial Services due to a fund merger on April 29, 2011.
  (z)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
 (aa)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
 (ab)Units were made available on May 2, 2011.
  * Expenses as a percentage of average net assets (0.00%, 0.60%, 0.80%, 0.90% annualized) consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum Contract charges offered by the Company as Contractowners may not have selected all available and applicable Contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm............................................... F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, December 31, 2011 and 2010.............................................. F-2
 Consolidated Statements of Earnings (Loss), Years Ended December 31, 2011, 2010 and 2009............. F-3
 Consolidated Statements of Comprehensive Income (Loss), Years Ended December 31, 2011, 2010 and 2009. F-5
 Consolidated Statements of Equity, Years Ended December 31, 2011, 2010 and 2009...................... F-6
 Consolidated Statements of Cash Flows, Years Ended December 31, 2011, 2010 and 2009.................. F-7
 Notes to Consolidated Financial Statements........................................................... F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts on January 1, 2012 and the manner in which it accounts for the recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2012, except for the effects of the change in accounting for costs associated with acquiring or renewing insurance contracts, discussed in Note 2 to the consolidated financial statements, as to which the date is August 29, 2012.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                    2011        2010
                                                                                 ----------  ----------
                                                                                      (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value............................ $   31,992  $   29,057
  Mortgage loans on real estate.................................................      4,281       3,571
  Equity real estate, held for the production of income.........................         99         140
  Policy loans..................................................................      3,542       3,581
  Other equity investments......................................................      1,707       1,618
  Trading securities............................................................        982         506
  Other invested assets.........................................................      2,340       1,413
                                                                                 ----------  ----------
   Total investments............................................................     44,943      39,886
Cash and cash equivalents.......................................................      3,227       2,155
Cash and securities segregated, at fair value...................................      1,280       1,110
Broker-dealer related receivables...............................................      1,327       1,389
Deferred policy acquisition costs...............................................      3,545       6,503
Goodwill and other intangible assets, net.......................................      3,697       3,702
Amounts due from reinsurers.....................................................      3,542       3,252
Loans to affiliates.............................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..............     10,547       4,606
Other assets....................................................................      5,340       5,614
Separate Accounts' assets.......................................................     86,419      92,014
                                                                                 ----------  ----------

TOTAL ASSETS.................................................................... $  164,908  $  161,276
                                                                                 ==========  ==========

LIABILITIES
Policyholders' account balances................................................. $   26,033  $   24,654
Future policy benefits and other policyholders liabilities......................     21,595      18,965
Broker-dealer related payables..................................................        466         369
Customers related payables......................................................      1,889       1,770
Amounts due to reinsurers.......................................................         74          75
Short-term and long-term debt...................................................        645         425
Loans from affiliates...........................................................      1,325       1,325
Income taxes payable............................................................      5,104       3,657
Other liabilities...............................................................      3,815       3,075
Separate Accounts' liabilities..................................................     86,419      92,014
                                                                                 ----------  ----------
   Total liabilities............................................................    147,365     146,329
                                                                                 ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
  Common stock, $1.25 par value, 2 million shares authorized, issued and
   outstanding.................................................................. $        2  $        2
  Capital in excess of par value................................................      5,743       5,593
  Retained earnings.............................................................      9,392       6,844
  Accumulated other comprehensive income (loss).................................       (297)       (610)
                                                                                 ----------  ----------
  Total AXA Equitable's equity..................................................     14,840      11,829
                                                                                 ----------  ----------
Noncontrolling interest.........................................................      2,703       3,118
                                                                                 ----------  ----------
   Total equity.................................................................     17,543      14,947
                                                                                 ----------  ----------

TOTAL LIABILITIES AND EQUITY.................................................... $  164,908  $  161,276
                                                                                 ==========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
 Total revenues.........................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     3,620       (326)       41
Capitalization of deferred policy acquisition costs.....................      (759)      (655)     (687)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    13,748      8,193     6,535
                                                                         ---------  ---------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                                   2011      2010      2009
                                                                                 --------  --------  --------
                                                                                         (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes................. $  4,124  $  3,248  $ (3,293)
Income tax (expense) benefit....................................................   (1,298)     (789)    1,347
                                                                                 --------  --------  --------

Earnings (loss) from continuing operations, net of income taxes.................    2,826     2,459    (1,946)
Earnings (loss) from discontinued operations, net of income taxes...............       --        --         3
                                                                                 --------  --------  --------

Net earnings (loss).............................................................    2,826     2,459    (1,943)
  Less: net (earnings) loss attributable to the noncontrolling interest.........      101      (235)     (359)
                                                                                 --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable............................... $  2,927  $  2,224  $ (2,302)
                                                                                 ========  ========  ========

Amounts attributable to AXA Equitable:
  Earnings (loss) from continuing operations, net of income taxes............... $  2,927  $  2,224  $ (2,305)
  Earnings (loss) from discontinued operations, net of income taxes.............       --        --         3
                                                                                 --------  --------  --------
Net Earnings (Loss)............................................................. $  2,927  $  2,224  $ (2,302)
                                                                                 ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                 2011      2010      2009
                                                                               --------  --------  --------
                                                                                       (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  2,826  $  2,459  $ (1,943)
                                                                               --------  --------  --------

Other comprehensive income (loss) net of income taxes:
Cumulative impact of implementing new accounting guidance, net of taxes.......       --        --       (29)
Change in unrealized gains (losses), net of reclassification adjustment.......      366       459     1,360
Defined benefit plans:
 Net gain (loss) arising during year..........................................     (169)     (121)      (65)
 Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........       94        82        65
     Amortization of net prior service credit included in net periodic cost...        1        (1)       (3)
                                                                               --------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............      (74)      (40)       (3)
                                                                               --------  --------  --------

Total other comprehensive income (loss), net of income taxes..................      292       419     1,328
                                                                               --------  --------  --------

Comprehensive income (loss)...................................................    3,118     2,878      (615)
                                                                               --------  --------  --------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....      122      (228)     (425)
                                                                               --------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  3,240  $  2,650  $ (1,040)
                                                                               ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                           2011       2010       2009
                                                                                        ---------  ---------  ---------
                                                                                                 (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year................................. $       2  $       2  $       2
                                                                                        ---------  ---------  ---------

 Capital in excess of par value, beginning of year.....................................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest............................        --         --        (54)
 Changes in capital in excess of par value.............................................       150         10        453
                                                                                        ---------  ---------  ---------
 Capital in excess of par value, end of year...........................................     5,743      5,593      5,583
                                                                                        ---------  ---------  ---------

 Retained earnings, beginning of year..................................................     6,844      4,920      8,413
 Impact of implementing new deferred policy acquisition costs accounting guidance, net
   of taxes............................................................................        --         --     (1,253)
                                                                                        ---------  ---------  ---------
 Retained earnings, beginning of year, as adjusted.....................................     6,844      4,920      7,160
 Net earnings (loss)...................................................................     2,927      2,224     (2,302)
 Stockholder dividends.................................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..........................        --         --         62
                                                                                        ---------  ---------  ---------
 Retained earnings, end of year........................................................     9,392      6,844      4,920
                                                                                        ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year......................      (610)    (1,036)    (2,236)
 Impact of implementing new deferred policy acquisition costs accounting guidance, net
   of taxes............................................................................        --         --        (29)
                                                                                        ---------  ---------  ---------
 Accumulated other comprehensive income (loss), beginning of year, as adjusted.........      (610)    (1,036)    (2,265)
 Impact of implementing new accounting guidance, net of taxes..........................        --         --        (62)
 Other comprehensive income (loss).....................................................       313        426      1,291
                                                                                        ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year............................      (297)      (610)    (1,036)
                                                                                        ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...........................................    14,840     11,829      9,469
                                                                                        ---------  ---------  ---------

 Noncontrolling interest, beginning of year............................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest........................         1          5         --
 Purchase of AllianceBernstein Put.....................................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity............................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.........................................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...........................      (101)       235        359
 Dividends paid to noncontrolling interest.............................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.............       (21)        (7)        66
 Other changes in noncontrolling interest..............................................       189        126        132
                                                                                        ---------  ---------  ---------

     Noncontrolling interest, end of year..............................................     2,703      3,118      3,269
                                                                                        ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.............................................................. $  17,543  $  14,947  $  12,738
                                                                                        =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                              2011      2010      2009
                                                                                            --------  --------  --------
                                                                                                    (IN MILLIONS)
Net earnings (loss)........................................................................ $  2,826  $  2,459  $ (1,943)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................      999       950     1,004
 Universal life and investment-type product policy fee income..............................   (3,312)   (3,067)   (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................      266       125    (1,353)
 (Income) loss related to derivative instruments...........................................   (2,374)      284     3,079
 Change in reinsurance recoverable with affiliate..........................................     (242)     (233)    1,486
 Investment (gains) losses, net............................................................       47       184       (54)
 Change in segregated cash and securities, net.............................................     (170)     (124)    1,587
 Change in deferred policy acquisition costs...............................................    2,861      (981)     (646)
 Change in future policy benefits..........................................................    2,110     1,136      (755)
 Change in income taxes payable............................................................    1,226       803    (1,298)
 Real estate asset write-off charge........................................................        5        26         3
 Change in the fair value of the reinsurance contract asset................................   (5,941)   (2,350)    2,566
 Amortization of deferred compensation.....................................................      418       178        88
 Amortization of deferred sales commission.................................................       38        47        55
 Amortization of reinsurance cost..........................................................      211       274       318
 Other depreciation and amortization.......................................................      146       161       156
 Amortization of other intangibles.........................................................       24        23        24
 Other, net................................................................................      (76)      111        18
                                                                                            --------  --------  --------

Net cash provided by (used in) operating activities........................................     (938)        6     1,417
                                                                                            --------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........    3,435     2,753     2,058
 Sales of investments......................................................................    1,141     3,398     6,737
 Purchases of investments..................................................................   (7,970)   (7,068)   (8,995)
 Cash settlements related to derivative instruments........................................    1,429      (651)   (2,564)
 Change in short-term investments..........................................................       16       (53)      140
 Decrease in loans to affiliates...........................................................       --         3         1
 Increase in loans to affiliates...........................................................       --        --      (250)
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (104)      (62)     (120)
 Other, net................................................................................       25       (25)        9
                                                                                            --------  --------  --------

Net cash provided by (used in) investing activities........................................   (2,028)   (1,705)   (2,984)
                                                                                            --------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010      2009
                                                                       --------  --------  -------
                                                                              (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $ 3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)  (2,161)
 Change in short-term financings......................................      220       (24)     (36)
 Change in collateralized pledged liabilities.........................      989      (270)     126
 Change in collateralized pledged assets..............................       99       533     (632)
 Capital contribution.................................................       --        --      439
 Shareholder dividends paid...........................................     (379)     (300)      --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)      --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)    (320)
 Other, net...........................................................        2        11      145
                                                                       --------  --------  -------

Net cash provided by (used in) financing activities...................    4,038     2,062      956
                                                                       --------  --------  -------

Change in cash and cash equivalents...................................    1,072       363     (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792    2,403
                                                                       --------  --------  -------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $ 1,792
                                                                       ========  ========  =======
Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $    17
                                                                       ========  ========  =======
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $    44
                                                                       ========  ========  =======

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                         AS PREVIOUSLY REPORTED    ADJUSTMENT          AS ADJUSTED
                                         --------------------   ----------------  --------------------
                                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                                         --------------------   ----------------  --------------------
                                            2011        2010      2011     2010      2011       2010
                                         ---------   ---------  -------  -------  ---------  ---------
                                                                 (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs...... $   4,653   $   8,383  $(1,108) $(1,880) $   3,545  $   6,503

LIABILITIES:
 Income taxes payable...................     5,491       4,315     (387)    (658)     5,104      3,657

EQUITY:
 Retained earnings......................    10,120       8,085     (728)  (1,241)     9,392      6,844
 Accumulated other comprehensive income
   (loss)...............................      (304)       (629)       7       19       (297)      (610)
 Total AXA Equitable's equity...........    15,561      13,051     (721)  (1,222)    14,840     11,829
 Total equity...........................    18,264      16,169     (721)  (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                  AS PREVIOUSLY
                                                                    REPORTED    ADJUSTMENT AS ADJUSTED
                                                                  ------------- ---------- -----------
                                                                             (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $  4,680     $(1,060)   $  3,620
   Capitalization of deferred policy acquisition costs...........     (1,030)        271        (759)
 Earnings (loss) from continuing operations, before income taxes.      3,335         789       4,124
 Income tax (expense) benefit....................................     (1,022)       (276)     (1,298)
 Net earnings (loss).............................................      2,313         513       2,826
 Net Earnings (Loss) Attributable to AXA Equitable...............      2,414         513       2,927

YEAR ENDED DECEMBER 31, 2010
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $    168     $  (494)   $   (326)
   Capitalization of deferred policy acquisition costs...........       (916)        261        (655)
 Earnings (loss) from continuing operations, before income taxes.      3,015         233       3,248
 Income tax (expense) benefit....................................       (707)        (82)       (789)
 Net earnings (loss).............................................      2,308         151       2,459
 Net Earnings (Loss) Attributable to AXA Equitable...............      2,073         151       2,224

YEAR ENDED DECEMBER 31, 2009
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs.............   $    115     $   (74)   $     41
   Capitalization of deferred policy acquisition costs...........       (975)        288        (687)
 Earnings (loss) from continuing operations, before income taxes.     (3,079)       (214)     (3,293)
Income tax (expense) benefit.....................................      1,272          75       1,347
 Net earnings (loss).............................................     (1,804)       (139)     (1,943)
 Net Earnings (Loss) Attributable to AXA Equitable...............     (2,163)       (139)     (2,302)

The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                    AS PREVIOUSLY
                                                      REPORTED     ADJUSTMENT   AS ADJUSTED
                                                    ------------- ------------- -----------
                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $  2,313       $  513      $  2,826
     Change in deferred policy acquisition costs...      3,650         (789)        2,861
     Change in income taxes payable................        950          276         1,226
YEAR ENDED DECEMBER 31, 2010
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $  2,308       $  151      $  2,459
     Change in deferred policy acquisition costs...       (747)        (234)         (981)
     Change in income taxes payable................        720           83           803
YEAR ENDED DECEMBER 31, 2009
   CASH FLOWS FROM OPERATING ACTIVITIES:
     Net earnings..................................   $ (1,804)      $ (139)     $ (1,943)
     Change in deferred policy acquisition costs...       (860)         214          (646)
     Change in income taxes payable................     (1,223)         (75)       (1,298)

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair values cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED               OTTI
                                         COST      GAINS      LOSSES   FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ---------- ---------- -----------
                                                           (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444  $  1,840    $  147   $  23,137     $  --
 U.S. Treasury, government and agency.     3,598       350        --       3,948        --
 States and political subdivisions....       478        64         2         540        --
 Foreign governments..................       461        65         1         525        --
 Commercial mortgage-backed...........     1,306         7       411         902        22
 Residential mortgage-backed/(1)/.....     1,556        90        --       1,646        --
 Asset-backed/(2)/....................       260        15        11         264         6
 Redeemable preferred stock...........     1,106        38       114       1,030        --
                                       ---------  --------    ------   ---------     -----
   Total Fixed Maturities.............    30,209     2,469       686      31,992        28

Equity securities.....................        18         1        --          19        --
                                       ---------  --------    ------   ---------     -----

Total at December 31, 2011............ $  30,227  $  2,470    $  686   $  32,011     $  28
                                       =========  ========    ======   =========     =====
December 31, 2010:
Fixed Maturities:
 Corporate............................ $  20,494  $  1,348    $  110   $  21,732     $  --
 U.S. Treasury, government and agency.     1,986        18        88       1,916        --
 States and political subdivisions....       516        11        16         511        --
 Foreign governments..................       502        59         1         560        --
 Commercial mortgage-backed...........     1,473         5       375       1,103        19
 Residential mortgage-backed/(1)/.....     1,601        67        --       1,668        --
 Asset-backed/(2)/....................       245        13        12         246         7
 Redeemable preferred stock...........     1,364        23        66       1,321        --
                                       ---------  --------    ------   ---------     -----
   Total Fixed Maturities.............    28,181     1,544       668      29,057        26

Equity securities.....................        26        --         3          23        --
                                       ---------  --------    ------   ---------     -----

Total at December 31, 2010............ $  28,207  $  1,544    $  671   $  29,080     $  26
                                       =========  ========    ======   =========     =====

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058 $   2,090
          Due in years two through five..........     8,257     8,722
          Due in years six through ten...........     9,881    10,723
          Due after ten years....................     5,785     6,615
                                                  --------- ---------
             Subtotal............................    25,981    28,150
          Commercial mortgage-backed securities..     1,306       902
          Residential mortgage-backed securities.     1,556     1,646
          Asset-backed securities................       260       264
                                                  --------- ---------
          Total.................................. $  29,103 $  30,962
                                                  ========= =========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                        December 31,
                                                  ------------------------
                                                   2011     2010     2009
                                                  ------  -------  -------
                                                        (IN MILLIONS)
Credit losses recognized in earnings (loss)/(1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI..............     (4)     (18)      (6)
                                                  ------  -------  -------
Total OTTI....................................... $  (36) $  (300) $  (174)
                                                  ======  =======  =======

 /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2011     2010
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      29       99
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired...............     (27)    (268)
Additional impairments this period on securities previously impaired...................      (5)      (8)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (332) $  (329)
                                                                                        =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      Net Unrealized Gains (Losses) on Fixed Maturities with OTTI Losses

                                                                                                       AOCI Gain
                                                             Net                          Deferred       (Loss)
                                                         Unrealized                        Income    Related to Net
                                                            Gains                            Tax       Unrealized
                                                         (Losses) on       Policyholders    Asset      Investment
                                                         Investments   DAC  Liabilities  (Liability) Gains (Losses)
                                                         ----------- ----- ------------- ----------- --------------
                                                                               (In Millions)
Balance, January 1, 2011................................   $  (16)   $  3      $  2         $   4        $   (7)
Net investment gains (losses) arising during the period.      (32)     --        --            --           (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        5      --        --            --             5
   Excluded from Net earnings (loss)/(1)/...............       (4)     --        --            --            (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................       --       2        --            --             2
   Deferred income taxes................................       --      --        --             8             8
   Policyholders liabilities............................       --      --         4            --             4
                                                           ------    ----      ----         -----        ------
Balance, December 31, 2011..............................   $  (47)   $  5      $  6         $  12        $  (24)
                                                           ======    ====      ====         =====        ======
Balance, January 1, 2010................................   $  (11)   $  5      $ --         $   2        $   (4)
Net investment gains (losses) arising during the period.        3      --        --            --             3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        9      --        --            --             9
   Excluded from Net earnings (loss)/(1)/...............      (17)     --        --            --           (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................       --      (2)       --            --            (2)
   Deferred income taxes................................       --      --        --             2             2
   Policyholders liabilities............................       --      --         2            --             2
                                                           ------    ----      ----         -----        ------
Balance, December 31, 2010..............................   $  (16)   $  3      $  2         $   4        $   (7)
                                                           ======    ====      ====         =====        ======

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

                             ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                          AOCI GAIN
                                                             NET                             DEFERRED       (LOSS)
                                                         UNREALIZED                           INCOME    RELATED TO NET
                                                            GAINS                               TAX       UNREALIZED
                                                         (LOSSES) ON          POLICYHOLDERS    ASSET      INVESTMENT
                                                         INVESTMENTS    DAC    LIABILITIES  (LIABILITY) GAINS (LOSSES)
                                                         ----------- -------  ------------- ----------- --------------
                                                                                 (IN MILLIONS)
Balance, January 1, 2011................................  $    889   $  (108)    $  (121)     $  (232)     $   428
Net investment gains (losses) arising during the period.       915        --          --           --          915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................        23        --          --           --           23
   Excluded from Net earnings (loss)/(1)/...............         4        --          --           --            4
Impact of net unrealized investment gains (losses) on:
   DAC..................................................        --       (99)         --           --          (99)
   Deferred income taxes................................        --        --          --         (201)        (201)
   Policyholders liabilities............................        --        --        (264)          --         (264)
                                                          --------   -------     -------      -------      -------
Balance, December 31, 2011..............................  $  1,831   $  (207)    $  (385)     $  (433)     $   806
                                                          ========   =======     =======      =======      =======
Balance as of January 1, 2010, as previously reported...  $     (6)  $   (21)    $    --      $    32      $     5
Impact of implementing new accounting guidance..........        --        (6)         --            2           (4)
                                                          --------   -------     -------      -------      -------
Balance as of January 1, 2010, as adjusted..............        (6)      (27)         --           34            1
Net investment gains (losses) arising during the period.       680        --          --           --          680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................       198        --          --           --          198
   Excluded from Net earnings (loss)/(1)/...............        17        --          --           --           17
Impact of net unrealized investment gains (losses) on:
   DAC..................................................        --       (81)         --           --          (81)
   Deferred income taxes................................        --        --          --         (266)        (266)
   Policyholders liabilities............................        --        --        (121)          --         (121)
                                                          --------   -------     -------      -------      -------
Balance, December 31, 2010..............................  $    889   $  (108)    $  (121)     $  (232)     $   428
                                                          ========   =======     =======      =======      =======

 /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                          LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                         --------------------  --------------------  --------------------
                                                      GROSS                 GROSS                 GROSS
                                                    UNREALIZED            UNREALIZED            UNREALIZED
                                         FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                         ---------- ---------- ---------- ---------- ---------- ----------
                                                                   (IN MILLIONS)
December 31, 2011:
Fixed Maturities:
   Corporate............................  $  1,910   $   (96)   $    389   $   (51)   $  2,299   $  (147)
   U.S. Treasury, government and agency.       149        --          --        --         149        --
   States and political subdivisions....        --        --          18        (2)         18        (2)
   Foreign governments..................        30        (1)          5        --          35        (1)
   Commercial mortgage-backed...........        79       (27)        781      (384)        860      (411)
   Residential mortgage-backed..........        --        --           1        --           1        --
   Asset-backed.........................        49        --          44       (11)         93       (11)
   Redeemable preferred stock...........       341       (28)        325       (86)        666      (114)
                                          --------   -------    --------   -------    --------   -------
Total...................................  $  2,558   $  (152)   $  1,563   $  (534)   $  4,121   $  (686)
                                          ========   =======    ========   =======    ========   =======
December 31, 2010:
Fixed Maturities:
   Corporate............................  $  1,999   $   (68)   $    394   $   (42)   $  2,393   $  (110)
   U.S. Treasury, government and agency.       820       (42)        171       (46)        991       (88)
   States and political subdivisions....       225        (9)         33        (7)        258       (16)
   Foreign governments..................        77        (1)         10        --          87        (1)
   Commercial mortgage-backed...........        46        (3)        936      (372)        982      (375)
   Residential mortgage-backed..........       157        --           2        --         159        --
   Asset-backed.........................        23        --          65       (12)         88       (12)
   Redeemable preferred stock...........       345        (7)        689       (59)      1,034       (66)
                                          --------   -------    --------   -------    --------   -------
Total...................................  $  3,692   $  (130)   $  2,300   $  (538)   $  5,992   $  (668)
                                          ========   =======    ========   =======    ========   =======

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2011

                                                OUTSTANDING RECORDED INVESTMENT
                                                -------------------------------
                                        NUMBER      PRE-           POST-
                                       OF LOANS MODIFICATION    MODIFICATION
                                       -------- ------------    ------------
                                                      (IN MILLIONS)
       Troubled debt restructurings:
          Agricultural mortgage loans.    --       $   --          $   --
          Commercial mortgage loans...     2          145             141
                                          --       ------          ------
       Total..........................     2       $  145          $  141
                                          ==       ======          ======

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                          COMMERCIAL MORTGAGE LOANS
                                                         --------------------------
                                                          2011      2010     2009
                                                          -----    -----    -----
                                                               (IN MILLIONS)
     ALLOWANCE FOR CREDIT LOSSES:
     Beginning Balance, January 1,...................... $  18     $  --    $  --
        Charge-offs.....................................    --        --       --
        Recoveries......................................    (8)       --       --
        Provision.......................................    22        18       --
                                                          -----     -----    -----
     Ending Balance, December 31,....................... $  32     $  18    $  --
                                                          =====     =====    =====
     Ending Balance, December 31,:
        Individually Evaluated for Impairment........... $  32     $  18    $  --
                                                          =====     =====    =====
        Collectively Evaluated for Impairment........... $  --     $  --    $  --
                                                          =====     =====    =====
        Loans Acquired with Deteriorated Credit Quality. $  --     $  --    $  --
                                                          =====     =====    =====

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

             MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                                     DECEMBER 31, 2011

                                             DEBT SERVICE COVERAGE RATIO
                                   ------------------------------------------------
                                                                              LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- ------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  182   $   --  $   33  $   30  $   31  $   -- $    276
50% -- 70%........................     201      252     447     271      45      --    1,216
70% -- 90%........................      --       41     280     318     213      --      852
90% plus..........................      --       --      84     135     296     117      632
                                    ------   ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans...  $  383   $  293  $  844  $  754  $  585  $  117 $  2,976
                                    ======   ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  150   $   89  $  175  $  247  $  190  $    8 $    859
50% -- 70%........................      68       15     101     158      82      45      469
70% -- 90%........................      --       --      --       1      --       8        9
90% plus..........................      --       --      --      --      --      --       --
                                    ------   ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans.  $  218   $  104  $  276  $  406  $  272  $   61 $  1,337
                                    ======   ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/(1)/
0% -- 50%.........................  $  332   $   89  $  208  $  277  $  221  $    8 $  1,135
50% -- 70%........................     269      267     548     429     127      45    1,685
70% -- 90%........................      --       41     280     319     213       8      861
90% plus..........................      --       --      84     135     296     117      632
                                    ------   ------  ------  ------  ------  ------ --------
Total Mortgage Loans..............  $  601   $  397  $1,120  $1,160  $  857  $  178 $  4,313
                                    ======   ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

             MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                                    DECEMBER 31, 2010

                                             DEBT SERVICE COVERAGE RATIO
                                   -----------------------------------------------
                                                                             LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X    1.2X   1.0X    LOAN
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- ------- ------- ----- --------
                                                        (IN MILLIONS)
Commercial Mortgage Loans/(1)/
 0% -- 50%........................  $   59   $   --  $   --  $   52  $   --  $  -- $    111
 50% -- 70%.......................      32      109     111      72      55     --      379
 70% -- 90%.......................     194       35     406     402     124     50    1,211
 90% plus.........................      --       --      87      24     402     61      574
                                    ------   ------  ------  ------  ------  ----- --------

Total Commercial Mortgage Loans...  $  285   $  144  $  604  $  550  $  581  $ 111 $  2,275
                                    ======   ======  ======  ======  ======  ===== ========

Agricultural Mortgage Loans/(1)/
 0% -- 50%........................  $  155   $   80  $  162  $  243  $  186  $   5 $    831
 50% -- 70%.......................      52       13     134     150     107     24      480
 70% -- 90%.......................      --       --      --      --      --     --       --
 90% plus.........................      --       --      --      --       3     --        3
                                    ------   ------  ------  ------  ------  ----- --------

Total Agricultural Mortgage Loans.  $  207   $   93  $  296  $  393  $  296  $  29 $  1,314
                                    ======   ======  ======  ======  ======  ===== ========
Total Mortgage Loans/(1)/
 0% -- 50%........................  $  214   $   80  $  162  $  295  $  186  $   5 $    942
 50% -- 70%.......................      84      122     245     222     162     24      859
 70% -- 90%.......................     194       35     406     402     124     50    1,211
 90% plus.........................      --       --      87      24     405     61      577
                                    ------   ------  ------  ------  ------  ----- --------
Total Mortgage Loans..............  $  492   $  237  $  900  $  943  $  877  $ 140 $  3,589
                                    ======   ======  ======  ======  ======  ===== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                               AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                       RECORDED
                                                                                      INVESTMENT
                                       90 DAYS                         TOTAL    (GREATER THAN) 90 DAYS
                      30-59  60-89         OR                        FINANCING           AND
                        DAYS   DAYS (GREATER THAN)   TOTAL CURRENT  RECEIVABLES        ACCRUING
                      ------ ------ -------------- ------- -------- ----------- ----------------------
                                                       (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61   $ --       $ --       $  61  $  2,915  $  2,976           $  --
 Agricultural........     5      1          7          13     1,324     1,337               3
                      -----   ----       ----       -----  --------  --------           -----
TOTAL MORTGAGE LOANS. $  66   $  1       $  7       $  74  $  4,239  $  4,313           $   3
                      =====   ====       ====       =====  ========  ========           =====
December 31, 2010
 Commercial.......... $  --   $ --       $ --       $  --  $  2,275  $  2,275           $  --
 Agricultural........    --     --          5           5     1,309     1,314               3
                      -----   ----       ----       -----  --------  --------           -----
Total Mortgage Loans. $  --   $ --       $  5       $   5  $  3,584  $  3,589           $   3
                      =====   ====       ====       =====  ========  ========           =====

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                                                     IMPAIRED MORTGAGE LOANS

                                                 UNPAID                AVERAGE       INTEREST
                                      RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                     INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                     ---------- --------- --------- --------------  ----------
                                                          (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other.   $   --    $   --     $  --       $   --          $--
 Agricultural mortgage loans........        5         5        --            5           --
                                       ------    ------     -----       ------         ----
TOTAL...............................   $    5    $    5     $  --       $    5          $--
                                       ======    ======     =====       ======         ====
With related allowance recorded:
 Commercial mortgage loans -- other.   $  202    $  202     $ (32)      $  152         $  8
 Agricultural mortgage loans........       --        --        --           --           --
                                       ------    ------     -----       ------         ----
TOTAL...............................   $  202    $  202     $ (32)      $  152           $8
                                       ======    ======     =====       ======         ====
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans -- other.   $   --    $   --     $  --       $   --          $--
 Agricultural mortgage loans........        3         3        --           --           --
                                       ------    ------     -----       ------         ----
Total...............................   $    3    $    3     $  --       $   --          $--
                                       ======    ======     =====       ======         ====
With related allowance recorded:
 Commercial mortgage loans -- other.   $  122    $  122     $ (18)      $   24           $2
 Agricultural mortgage loans........       --        --        --           --           --
                                       ------    ------     -----       ------         ----
Total...............................   $  122    $  122     $ (18)      $   24           $2
                                       ======    ======     =====       ======         ====

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds -- third party................................. $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======

                                                                               2011    2010    2009
                                                                              ------  ------  -----
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $  110  $  30
Net revenues of other limited partnership interests..........................      6       3     (5)
Interest expense -- third party..............................................    (21)    (22)    (7)
Other expenses...............................................................    (61)    (59)   (17)
                                                                              ------  ------  -----
Net Earnings (Loss).......................................................... $   35  $   32  $   1
                                                                              ======  ======  =====

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $   18  $   2
                                                                              ======  ======  =====

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                   FAIR VALUE
                                             ----------------------- GAINS (LOSSES)
                                    NOTIONAL    ASSET     LIABILITY    REPORTED IN
                                     AMOUNT  DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                    -------- ----------- ----------- ---------------
                                                     (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures........................... $ 6,443    $    --      $  2         $  (34)
 Swaps.............................     784         10        21             33
 Options...........................   1,211         92        85            (20)

Interest rate contracts:/(1)/
 Floors............................   3,000        327        --            139
 Swaps.............................   9,826        503       317            590
 Futures...........................  11,983         --        --            849
 Swaptions.........................   7,354      1,029        --            817

Other freestanding contracts:/(1)/
 Foreign currency Contracts........      38         --        --             --
                                                                         ------
NET INVESTMENT INCOME (LOSS).......                                       2,374
                                                                         ------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/(2)/....      --     10,547        --          5,941

GWBL and other features/(3)/.......      --         --       227           (189)
                                    -------    -------      ----         ------

Balances, December 31, 2011........ $40,639    $12,508      $652         $8,126
                                    =======    =======      ====         ======

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                   Fair Value
                                             ----------------------- Gains (Losses)
                                    Notional    Asset     Liability    Reported In
                                     Amount  Derivatives Derivatives Earnings (Loss)
                                    -------- ----------- ----------- ---------------
                                                     (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures........................... $ 3,772    $   --       $ --         $ (815)
 Swaps.............................     734        --         27            (79)
 Options...........................   1,070         5          1            (49)

Interest rate contracts:/(1)/
 Floors............................   9,000       326         --            157
 Swaps.............................   5,352       201        134            250
 Futures...........................   5,151        --         --            289
 Swaptions.........................   4,479       171         --            (38)

Other freestanding contracts:/(1)/
 Foreign currency contracts........     133        --          1              1
                                                                         ------
 Net investment income (loss)......                                        (284)
                                                                         ------

Embedded derivatives:
GMIB reinsurance contracts/(2)/....      --     4,606         --          2,350

GWBL and other features/(3)/.......      --        --         38             17
                                    -------    ------       ----         ------

Balances, December 31, 2010........ $29,691    $5,309       $201         $2,083
                                    =======    ======       ====         ======

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------
Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                                         --------- --------- --------- --------
                                                      (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................  $     7   $22,698   $   432  $ 23,137
   U.S. Treasury, government and agency.       --     3,948        --     3,948
   States and political subdivisions....       --       487        53       540
   Foreign governments..................       --       503        22       525
   Commercial mortgage-backed...........       --        --       902       902
   Residential mortgage-backed/(1)/.....       --     1,632        14     1,646
   Asset-backed/(2)/....................       --        92       172       264
   Redeemable preferred stock...........      203       813        14     1,030
                                          -------   -------   -------  --------
     Subtotal...........................      210    30,173     1,609    31,992
                                          -------   -------   -------  --------
 Other equity investments...............       66        --        77       143
 Trading securities.....................      457       525        --       982
 Other invested assets:.................
   Short-term investments...............       --       132        --       132
   Swaps................................       --       177        (2)      175
   Futures..............................       (2)       --        --        (2)
   Options..............................       --         7        --         7
   Floors...............................       --       327        --       327
   Swaptions............................       --     1,029        --     1,029
                                          -------   -------   -------  --------
     Subtotal...........................       (2)    1,672        (2)    1,668
                                          -------   -------   -------  --------
Cash equivalents........................    2,475        --        --     2,475
Segregated securities...................       --     1,280        --     1,280
GMIB reinsurance contracts..............       --        --    10,547    10,547
Separate Accounts' assets...............   83,672     2,532       215    86,419
                                          -------   -------   -------  --------
   Total Assets.........................  $86,878   $36,182   $12,446  $135,506
                                          =======   =======   =======  ========
LIABILITIES
GWBL and other features' liability......       --        --       227       227
                                          -------   -------   -------  --------
   Total Liabilities....................  $    --   $    --   $   227  $    227
                                          =======   =======   =======  ========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                                   Level 1   Level 2   Level 3    Total
                                                 --------- --------- --------- ----------
                                                              (IN MILLIONS)
ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7 $  21,405 $    320  $   21,732
       U.S. Treasury, government and agency.....        --     1,916       --       1,916
       States and political subdivisions........        --       462       49         511
       Foreign governments......................        --       539       21         560
       Commercial mortgage-backed...............        --        --    1,103       1,103
       Residential mortgage-backed/(1)/.........        --     1,668       --       1,668
       Asset-backed/(2)/........................        --        98      148         246
       Redeemable preferred stock...............       207     1,112        2       1,321
                                                 --------- --------- --------  ----------
          Subtotal..............................       214    27,200    1,643      29,057
                                                 --------- --------- --------  ----------
   Other equity investments.....................        77        24       73         174
   Trading securities...........................       425        81       --         506
   Other invested assets:
       Short-term investments...................        --       148       --         148
       Swaps....................................        --        40       --          40
       Options..................................        --         4       --           4
       Floors...................................        --       326       --         326
       Swaptions................................        --       171       --         171
                                                 --------- --------- --------  ----------
          Subtotal..............................        --       689       --         689
                                                 --------- --------- --------  ----------
Cash equivalents................................     1,693        --       --       1,693
Segregated securities...........................        --     1,110       --       1,110
GMIB reinsurance contracts......................        --        --    4,606       4,606
Separate Accounts' assets.......................    89,647     2,160      207      92,014
                                                 --------- --------- --------  ----------
   Total Assets................................. $  92,056 $  31,264 $  6,529  $  129,849
                                                 ========= ========= ========  ==========
LIABILITIES
GWBL and other features' liability.............. $      -- $      -- $     38  $       38
                                                 --------- --------- --------  ----------
   Total Liabilities............................ $      -- $      -- $     38  $       38
                                                 ========= ========= ========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                        STATE AND
                                                                        POLITICAL         COMMERCIAL RESIDENTIAL
                                                                          SUB-    FOREIGN MORTGAGE-   MORTGAGE-  ASSET-
                                                              CORPORATE DIVISIONS  GOVTS    BACKED     BACKED    BACKED
                                                              --------- --------- ------- ---------- ----------- ------
                                                                                    (IN MILLIONS)

BALANCE, JANUARY 1, 2011.....................................  $  320     $  49    $  21   $  1,103     $  --    $  148
 Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)............................       1        --       --          2        --        --
     Investment gains (losses), net..........................      --        --       --        (30)       --         1
                                                               ------     -----    -----   --------     -----    ------
       Subtotal..............................................       1        --       --        (28)       --         1
                                                               ------     -----    -----   --------     -----    ------
     Other comprehensive income (loss).......................      (2)        5       (1)       (34)       (1)        2
Purchases....................................................     117        --        1         --        --        21
Issuances....................................................      --        --       --         --        --        --
Sales........................................................     (52)       (2)      --       (139)       (5)      (33)
Settlements..................................................      --        --       --         --        --        --
Transfers into Level 3/(2)/..................................     100         1        1         --        20        33
Transfers out of Level 3/(2)/................................     (52)       --       --         --        --        --
                                                               ------     -----    -----   --------     -----    ------
BALANCE, DECEMBER 31, 2011/(1)/..............................  $  432     $  53    $  22   $    902     $  14    $  172
                                                               ======     =====    =====   ========     =====    ======
BALANCE, JANUARY 1, 2010.....................................  $  466     $  47    $  21   $  1,490     $  --    $  217
 Total gains (losses), realized and unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)............................       4        --       --          2        --        --
     Investment gains (losses), net..........................       6        --       --       (271)       --         1
                                                               ------     -----    -----   --------     -----    ------
       Subtotal..............................................  $   10     $  --    $  --   $   (269)    $  --    $    1
                                                               ------     -----    -----   --------     -----    ------
   Other comprehensive income (loss).........................       3         3       --        119        --        14
 Purchases/issuances.........................................      22        --       --         --        --        --
 Sales/settlements...........................................     (88)       (1)      --       (237)       --       (40)
 Transfers into/out of Level 3/(2)/..........................     (93)       --       --         --        --       (44)
                                                               ------     -----    -----   --------     -----    ------
BALANCE, DECEMBER 31, 2010/(1)/..............................  $  320     $  49    $  21   $  1,103     $  --    $  148
                                                               ======     =====    =====   ========     =====    ======

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                  GWBL
                                                                                                                   AND
                                                     REDEEMABLE                   OTHER       GMIB     SEPARATE   OTHER
                                                     PREFERRED   OTHER EQUITY    INVESTED  REINSURANCE ACCOUNTS FEATURES
                                                       STOCK    INVESTMENTS/(1)/  ASSETS      ASSET     ASSETS  LIABILITY
                                                     ---------- ---------------  --------  ----------- -------- ---------
                                                                                (IN MILLIONS)
BALANCE, JANUARY 1, 2011............................   $   2         $  73       $     --   $   4,606   $  207   $   38
  Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)...................      --            --             (2)         --       --       --
     Investment gains (losses), net.................      --             1             --          --       --       --
     Increase (decrease) in the fair value
       of reinsurance contracts.....................      --            --             --       5,737       17       --
     Policyholders' benefits........................      --            --             --          --       --      170
                                                       -----         -----       --------   ---------   ------   ------
       Subtotal.....................................      --             1             (2)      5,737       17      170
                                                       -----         -----       --------   ---------   ------   ------
     Other comprehensive income (loss)..............      (1)            6             --          --       --       --
Purchases...........................................      --             2             --         204        4       19
Issuances...........................................      --            --             --          --       --       --
Sales...............................................      (2)           (5)            --          --      (11)      --
Settlements.........................................      --            --             --          --       (2)      --
Transfers into Level 3/(2)/.........................      15            --             --          --       --       --
Transfers out of Level 3/(2)/.......................      --            --             --          --       --       --
                                                       -----         -----       --------   ---------   ------   ------
BALANCE, DECEMBER 31, 2011..........................   $  14         $  77       $     (2)  $  10,547   $  215   $  227
                                                       =====         =====       ========   =========   ======   ======

BALANCE, JANUARY 1, 2010............................   $  12         $   2       $    300   $   2,256   $  230   $   55
  Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...................      --            --             --          --       --       --
     Investment gains (losses), net.................       4            --             --          --      (22)      --
     Increase (decrease) in the fair value
       of reinsurance contracts.....................      --            --             --       2,150       --       --
     Policyholders' benefits........................      --            --             --          --       --      (34)
                                                       -----         -----       --------   ---------   ------   ------
       Subtotal.....................................   $   4         $  --       $     --   $   2,150   $  (22)  $  (34)
                                                       -----         -----       --------   ---------   ------   ------
     Other comprehensive income (loss)..............      --            --             --          --       --       --
  Purchases/issuances...............................      --            60             --         200        2       17
  Sales/settlements.................................     (14)           (1)            --          --       (8)      --
  Transfers into/out of Level 3/(2)/................      --            12           (300)         --        5       --
                                                       -----         -----       --------   ---------   ------   ------
BALANCE, DECEMBER 31, 2010..........................   $   2         $  73       $     --   $   4,606   $  207   $   38
                                                       =====         =====       ========   =========   ======   ======

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                              EARNINGS (LOSS)
                                                   --------------------------------------
                                                                              INCREASE
                                                                             (DECREASE)
                                                      NET                      IN THE
                                                   INVESTMENT  INVESTMENT   FAIR VALUE OF           POLICY-
                                                     INCOME       GAINS      REINSURANCE            HOLDERS'
                                                     (LOSS)   (LOSSES), NET   CONTRACTS      OCI    BENEFITS
                                                   ---------- ------------- ------------- ------  ----------
                                                                         (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $      --     $   --       $     --    $    1   $    --
     State and political subdivisions.............        --         --             --         5        --
     Foreign governments..........................        --         --             --        (1)       --
     Commercial mortgage-backed...................        --         --             --       (40)       --
     Asset-backed.................................        --         --             --         2        --
     Other fixed maturities, available-for-sale...        --         --             --        (2)       --
                                                   ---------     ------       --------    ------   -------
       Subtotal................................... $      --     $   --       $     --    $  (35)  $    --
                                                   ---------     ------       --------    ------   -------
   Equity securities, available-for-sale..........        --         --             --        --        --
   Other invested assets..........................        --         --             --        --        --
   GMIB reinsurance contracts.....................        --         --          5,941        --        --
   Separate Accounts' assets......................        --         18             --        --        --
   GWBL and other features' liability.............        --         --             --        --      (189)
                                                   ---------     ------       --------    ------   -------
       Total...................................... $      --     $   18       $  5,941    $  (35)  $  (189)
                                                   =========     ======       ========    ======   =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $      --     $   --       $     --    $   10   $    --
     State and political subdivisions.............        --         --             --         2        --
     Foreign governments..........................        --         --             --         1        --
     Commercial mortgage-backed...................        --         --             --        92        --
     Asset-backed.................................        --         --             --        13        --
     Other fixed maturities, available-for-sale...        --         --             --        --        --
                                                   ---------     ------       --------    ------   -------
       Subtotal................................... $      --     $   --       $     --    $  118   $    --
                                                   ---------     ------       --------    ------   -------
     Equity securities, available-for-sale........        --         --             --        --        --
       Other invested assets......................        --         --             --        --        --
   GMIB reinsurance contracts.....................        --         --          2,350        --        --
   Separate Accounts' assets......................        --        (21)            --        --        --
   GWBL and other features' liability.............        --         --             --        --        17
                                                   ---------     ------       --------    ------   -------
       Total...................................... $      --     $  (21)      $  2,350    $  118   $    17
                                                   =========     ======       ========    ======   =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                   DECEMBER 31,
                                        -----------------------------------
                                              2011              2010
                                        ----------------- -----------------
                                        CARRYING  FAIR    Carrying  Fair
                                          VALUE    VALUE    Value    Value
                                        -------- -------- -------- --------
                                                   (IN MILLIONS)
Consolidated:
   Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
   Other limited partnership interests.    1,582    1,582    1,451    1,451
   Policyholders liabilities:
       Investment contracts............    2,549    2,713    2,609    2,679
   Long-term debt......................      200      220      200      228
   Loans to affiliates.................    1,041    1,097    1,045    1,101

Closed Blocks:
   Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
   Other equity investments............        1        1        1        1
   SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
   Paid guarantee benefits...     (249)      (58)     (307)
   Other changes in reserve..      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
   Paid guarantee benefits...     (208)      (45)     (253)
   Other changes in reserve..      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
   Paid guarantee benefits...     (203)      (47)     (250)
   Other changes in reserve..      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...    $  327
   Paid guarantee benefits...       (86)
   Other changes in reserve..       164
                                 ------
Balance at December 31, 2009.       405
   Paid guarantee benefits...       (81)
   Other changes in reserve..       209
                                 ------
Balance at December 31, 2010.       533
   Paid guarantee benefits...       (81)
   Other changes in reserve..       264
                                 ------
Balance at December 31, 2011.    $  716
                                 ======

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                         RETURN OF
                                                           PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                         ---------  --------- --------- ---------  ---------
                                                                        (DOLLARS IN MILLIONS)
GMDB:
   Account values invested in:
       General Account.................................. $  12,194  $    218  $    119  $     459  $  12,990
       Separate Accounts................................ $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
   Net amount at risk, gross............................ $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
   Net amount at risk, net of amounts reinsured......... $   1,642  $    879  $  2,003  $   5,964  $  10,488
   Average attained age of contractholders..............      49.2      63.3      68.7       63.9       53.3
   Percentage of contractholders over age 70............       2.8%     27.6%     47.2%      28.5%      10.4%
   Range of contractually specified interest rates......       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
   Account values invested in:
       General Account..................................       N/A       N/A  $     26  $     583  $     609
       Separate Accounts................................       N/A       N/A  $  2,479  $  43,408  $  45,887
   Net amount at risk, gross............................       N/A       N/A  $  2,039  $   9,186  $  11,225
   Net amount at risk, net of amounts reinsured.........       N/A       N/A  $    603  $   2,520  $   3,123
   Weighted average years remaining until annuitization.       N/A       N/A       0.4        5.3        4.9
   Range of contractually specified interest rates......       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies -- No Lapse Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                DIRECT      REINSURANCE
                                LIABILITY     CEDED       NET
                              ----------- ------------- ------
                                       (IN MILLIONS)
Balance at January 1, 2009...   $  203       $  (153)   $   50
   Other changes in reserves.       52           (21)       31
                                ------       -------    ------
Balance at December 31, 2009.      255          (174)       81
   Other changes in reserves.      120           (57)       63
                                ------       -------    ------
Balance at December 31, 2010.      375          (231)      144
   Other changes in reserves.       95           (31)       64
                                ------       -------    ------
Balance at December 31, 2011.   $  470       $  (262)   $  208
                                ======       =======    ======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011    2010    2009
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  908  $  903  $  838
Reinsurance assumed................................................    210     213     202
Reinsurance ceded..................................................   (585)   (586)   (609)
                                                                    ------  ------  ------
Premiums........................................................... $  533  $  530  $  431
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  221  $  210  $  197
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  510  $  536  $  485
                                                                    ======  ======  ======
Interest Credited to Policyholders' Account Balances Ceded......... $   --  $   --  $   --
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                             2011   2010   2009
                                           ------ ------ ------
                                              (IN MILLIONS)
Incurred benefits related to current year. $  24  $  30  $  38
Incurred benefits related to prior years..    18     10      6
                                           -----  -----  -----
Total Incurred Benefits................... $  42  $  40  $  44
                                           =====  =====  =====
Benefits paid related to current year..... $  15  $  12  $  13
Benefits paid related to prior years......    24     30     34
                                           -----  -----  -----
Total Benefits Paid....................... $  39  $  42  $  47
                                           =====  =====  =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------
Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------
Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -- a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                2011   2010   2009
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  865 $  809 $  644
Distribution revenues........................    352    339    277
Other revenues -- shareholder servicing fees.     92     93     90
Other revenues -- other......................      6      5      7
Institutional research services..............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                 2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                    2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                        DECEMBER 31,
                                                      ----------------
                                                         2011     2010
                                                      --------  ------
                                                        (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $1,406
Actual return on plan assets.........................       77     106
Contributions........................................      672     202
Benefits paid and fees...............................     (185)   (185)
                                                      --------  ------
Pension plan assets at fair value, end of year.......    2,093   1,529
PBO..................................................    2,626   2,424
                                                      --------  ------
Excess of PBO Over Pension Plan Assets............... $   (533) $ (895)
                                                      ========  ======

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                           DECEMBER 31,
                                          ---------------
                                             2011    2010
                                          -------- ------
                                           (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $1,554
Unrecognized prior service cost (credit).        7      8
                                          -------- ------
 Total................................... $  1,686 $1,562
                                          ======== ======

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                 DECEMBER 31,
                                 ------------
                                  2011   2010
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.4%  48.5%
Equity Securities...............  36.3   37.0
Equity real estate..............   9.3   11.8
Cash and short-term investments.   2.0    2.7
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2 LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- ------- ------- --------
                                                (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $  797  $   --  $    797
 U.S. Treasury, government and agency.     --     275      --       275
 States and political subdivisions....     --      11      --        11
 Other structured debt................     --      --       6         6
Common and preferred equity...........    712       2      --       714
Mutual funds..........................     33      --      --        33
Private real estate investment funds..     --      --       4         4
Private real estate investment trusts.     --      29     183       212
Cash and cash equivalents.............      1       1      --         2
Short-term investments................      7      32      --        39
                                       ------  ------  ------  --------
 Total................................ $  753  $  147  $  193  $  2,093
                                       ======  ======  ======  ========

                                         Level 1   Level 2   Level 3   Total
December 31, 2010:                     --------- --------- --------- --------
                                                   (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................  $   --    $  564    $   --   $    564
 U.S. Treasury, government and agency.      --       148        --        148
 States and political subdivisions....      --         9        --          9
 Other structured debt................      --        --         6          6
Common and preferred equity...........     410         2        --        412
Mutual funds..........................     115        --        --        115
Derivatives, net......................       1         6        --          7
Private real estate investment funds..      --        --        13         13
Private investment trusts.............      --        51       163        214
Cash and cash equivalents.............       6         2        --          8
Short-term investments................       2        31        --         33
                                        ------    ------    ------   --------
 Total................................  $  534    $  813    $  182   $  1,529
                                        ======    ======    ======   ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS   EQUITY   TOTAL
                                                     --------------  ----------- ---------- ------ -------
                                                                        (IN MILLIONS)
Balance at January 1, 2011..........................      $  6          $  13      $  163    $ --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.        --              3          20      --      23
 Purchases/issues...................................        --             --          --       1       1
 Sales/settlements..................................        --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................        --             --          --      --      --
                                                          ----          -----      ------    ----  ------
Balance at December 31, 2011........................      $  6          $   4      $  183    $ --  $  193
                                                          ====          =====      ======    ====  ======
Balance at January 1, 2010..........................      $  7          $  12      $  147    $  2  $  168
Actual return on plan assets:
 Relating to assets still held at December 31, 2010.        (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......        --             --          --      (2)     (2)
 Transfers into/out of Level 3......................        --             --          --      --      --
                                                          ----          -----      ------    ----  ------
Balance at December 31, 2010........................      $  6          $  13      $  163    $ --  $  182
                                                          ====          =====      ======    ====  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%
Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%
Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)
2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                Options Outstanding
                                ------------------------------------------------------------------------------
                                                                                             AllianceBernstein
                                      AXA Ordinary Shares            AXA ADRs/(3)/             Holding Units
                                ---------------------------      ---------------------- ----------------------
                                                   Weighted                    Weighted                 Weighted
                                   Number          Average          Number     Average     Number       Average
                                 Outstanding       Exercise       Outstanding  Exercise  Outstanding    Exercise
                                (In Millions)       Price        (In Millions)  Price   (In Millions)    Price
                                ------------- -------------      ------------- -------- ------------- --------
Options outstanding at
  January 1, 2011..............      16.3     (Euro)  22.34           10.0     $  19.96      10.2     $  41.24
Options granted................       2.4     (Euro)  14.52             --     $     --       0.1     $  21.75
Options exercised..............        --     (Euro)     --           (0.6)    $  15.63      (0.1)    $  17.05
Options forfeited, net.........      (0.6)    (Euro)  21.59           (1.8)    $  27.24      (0.8)    $  55.66
Options expired................        --                --             --           --      (0.4)    $  50.59
                                   ------                           ------                 ------
Options Outstanding at
  December 31, 2011............      18.1     (Euro)  19.40            7.6     $  18.47       9.0     $  39.63
                                   ======     =============         ======     ========    ======     ========
Aggregate Intrinsic Value/(1)/.               (Euro)     --/(2)/               $   1.70               $     --/(2)/
                                              =============                    ========               ========
Weighted Average Remaining
  Contractual Term (in years)..      4.74                             1.83                    6.4
                                   ======                           ======                 ======
Options Exercisable at
  December 31, 2011............      10.9     (Euro)  25.35            7.6     $  18.48       3.3        36.65
                                   ======     =============         ======     ========    ======     ========
Aggregate Intrinsic Value/(1)/.               (Euro)     --/(2)/               $    1.7               $     --/(2)/
                                              =============                    ========               ========
Weighted Average Remaining
  Contractual Term (in years)..      4.59                             1.82                    5.6
                                   ======                           ======                 ======

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
 /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants.

   The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                       AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      ---------------------  ----------------------------------
                                                       2011    2010   2009    2011       2010          2009
                                                      ------  -----  ------  ------  ------------  ------------
Dividend yield.......................................   7.00%  6.98%  10.69%   5.40%    7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................  33.90%  36.5%   57.5%  47.30%  46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................   3.13%  2.66%   2.74%   1.90%   2.2 - 2.3 %   1.6 - 2.1 %
Expected life in years...............................    6.4    6.4     5.5     6.0           6.0     6.0 - 6.5
Weighted average fair value per option at grant date. $ 2.49  $3.54  $ 2.57  $ 5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                                          WEIGHTED
                                              SHARES OF   AVERAGE
                                              RESTRICTED GRANT DATE
                                                STOCK    FAIR VALUE
                                              ---------- ----------
            Unvested as of January 1, 2011...   391,761   $  29.97
            Granted..........................    16,665   $  14.01
            Vested...........................   117,906   $  31.64
            Forfeited........................    46,948         --
                                              ---------
            Unvested as of December 31, 2011.   243,572   $  30.22
                                              =========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
   Gross investment income (loss).    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011     2010    2009
                                ------  -------  -----
                                     (IN MILLIONS)
Fixed maturities............... $  (29) $  (200) $  (2)
Mortgage loans on real estate..    (14)     (18)    --
Other equity investments.......     (4)      34     53
Other..........................     --       --      3
                                ------  -------  -----
Investment Gains (Losses), Net. $  (47) $  (184) $  54
                                ======  =======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                            2011                2010          2009
                                                                           ------           -------------   -------
                                                                                            (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year.................. $  397               $ (69)      $(1,271)
Cumulative impact of adoption of new accounting guidance, net of taxes....     --                  --           (29)
                                                                           ------               -----       -------
Balance attributable to AXA Equitable, as adjusted........................    397                 (69)       (1,300)
Changes in unrealized investment gains (losses) on investments............    907                 835         2,494
Impact of unrealized investment gains (losses) attributable to:
       Participating group annuity contracts, Closed Blocks
         policyholder dividend obligation and other.......................   (131)            (68)               58
       Insurance liability loss recognition...............................   (120)             --                --
       DAC................................................................    (97)            (79)             (533)
       Deferred income tax (expense) benefit..............................   (193)           (229)             (722)
                                                                           ------               -----       -------
Total.....................................................................    763                 390            (3)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest.................................................     21                   7           (66)
                                                                           ------               -----       -------
Balance Attributable to AXA Equitable, End of Year........................ $  784               $ 397       $   (69)
                                                                           ======               =====       =======
Balance, end of year comprises:
Unrealized investment gains (losses) on:
   Fixed maturities....................................................... $1,782               $ 875       $    33
   Other equity investments...............................................      2                   2             9
                                                                           ------               -----       -------
          Total...........................................................  1,784                 877            42
Impact of unrealized investment gains (losses) attributable to:
       Participating group annuity contracts, Closed Blocks
         policyholder dividend obligation and other.......................   (270)           (139)              (71)
       Insurance liability loss recognition...............................   (120)             --                --
       DAC................................................................   (202)           (105)              (26)
       Deferred income tax (expense) benefit..............................   (421)           (228)                1
                                                                           ------               -----       -------
Total.....................................................................    771                 405           (54)
Less: (Income) loss attributable to noncontrolling interest...............     13                  (8)          (15)
                                                                           ------               -----       -------
Balance Attributable to AXA Equitable, End of Year........................ $  784               $ 397       $   (69)
                                                                           ======               =====       =======

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                  2011      2010     2009
                               ---------  -------  --------
                                      (IN MILLIONS)
Income tax (expense) benefit:.
   Current (expense) benefit.. $      40  $   (34) $     81
   Deferred (expense) benefit.    (1,338)    (755)    1,266
                               ---------  -------  --------
Total......................... $  (1,298) $  (789) $  1,347
                               =========  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011       2010      2009
                                             ---------  ---------  --------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,443) $  (1,137) $  1,153
Noncontrolling interest.....................       (36)        66       105
Separate Accounts investment activity.......        83         53        72
Non-taxable investment income (loss)........         8         15        27
Adjustment of tax audit reserves............        (7)       (13)        7
State income taxes..........................         7         (5)      (12)
AllianceBernstein Federal and foreign taxes.       (13)        (3)       (6)
Tax settlement..............................        84         99        --
ACMC conversion.............................        --        135        --
Other.......................................        19          1         1
                                             ---------  ---------  --------
Income tax (expense) benefit................ $  (1,298) $    (789) $  1,347
                                             =========  =========  ========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2011  December 31, 2010
                                       ------------------ ------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ -----------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  248  $     --   $  229  $     --
Reserves and reinsurance..............     --     3,060       --       977
DAC...................................     --       891       --     1,952
Unrealized investment gains or losses.     --       418       --       259
Investments...........................     --     1,101       --       800
Alternative minimum tax credits.......    242        --      241        --
Other.................................     79        --      108        --
                                       ------  --------   ------  --------
Total................................. $  569  $  5,470   $  578  $  3,988
                                       ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                    DECEMBER 31,
                                                                                             -------------------------
                                                                                               2011     2010     2009
                                                                                             -------  -------  -------
                                                                                                   (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   772  $   406  $     9
Defined benefit pension plans...............................................................  (1,082)  (1,008)    (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --      (62)
                                                                                             -------  -------  -------
Total accumulated other comprehensive income (loss).........................................    (310)    (602)  (1,021)
                                                                                             -------  -------  -------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)     (15)
                                                                                             -------  -------  -------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (297) $  (610) $(1,036)
                                                                                             =======  =======  =======

   The components of OCI for the past three years follow:

                                                                                                     2011   2010    2009
                                                                                                    -----  -----  -------
                                                                                                        (IN MILLIONS)
Net unrealized gains (losses) on investments:
   Net unrealized gains (losses) arising during the year........................................... $ 879  $ 646  $ 2,558
   (Gains) losses reclassified into net earnings (loss) during the year............................    28    189       (2)
                                                                                                    -----  -----  -------
Net unrealized gains (losses) on investments.......................................................   907    835    2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability loss recognition......................................................................................  (541)  (376)  (1,196)
                                                                                                    -----  -----  -------
Change in unrealized gains (losses), net of adjustments............................................   366    459    1,360
Change in defined benefit pension plans............................................................   (74)   (40)      (3)
                                                                                                    -----  -----  -------
Total other comprehensive income (loss), net of income taxes.......................................   292    419    1,357
Less: Other comprehensive (income) loss attributable to noncontrolling interest....................    21      7      (66)
                                                                                                    -----  -----  -------
Other Comprehensive Income (Loss) Attributable to AXA Equitable.................................... $ 313  $ 426  $ 1,291
                                                                                                    =====  =====  =======

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                  DECEMBER 31,
                                                                          ----------------------------
                                                                            2011      2010      2009
                                                                          --------  --------  --------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $    (39)
Change in AVR............................................................     (211)     (291)      289
                                                                          --------  --------  --------
Net change in statutory surplus, capital stock and AVR...................      613       394       250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)   (5,995)
 DAC.....................................................................   (2,861)      981       646
 Deferred income taxes...................................................   (1,272)   (1,089)    1,242
 Valuation of investments................................................       16       145      (659)
 Valuation of investment subsidiary......................................      590       366      (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350    (2,566)
 Pension adjustment......................................................      111        56        17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)    5,541
 Shareholder dividends paid..............................................      379       300        --
 Changes in non-admitted assets..........................................     (154)      (64)       29
 Other, net..............................................................      (10)      (55)      (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --      (195)
                                                                          --------  --------  --------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,927  $  2,224  $ (2,302)
                                                                          ========  ========  ========

                                                                      DECEMBER 31,
                                                             ------------------------------
                                                                2011       2010      2009
                                                             ---------  ---------  --------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $  3,116
AVR.........................................................       220        431       722
                                                             ---------  ---------  --------
Statutory surplus, capital stock and AVR....................     4,845      4,232     3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)   (1,464)
 DAC........................................................     3,545      6,503     5,601
 Deferred income taxes......................................    (5,357)    (4,117)   (2,953)
 Valuation of investments...................................     2,266      1,658       673
 Valuation of investment subsidiary.........................       231       (657)   (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606     2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904     3,178
 Non-admitted assets........................................       510        761     1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)   (1,525)
 Other, net.................................................      (459)      (521)     (152)
                                                             ---------  ---------  --------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  14,840  $  11,829  $  9,469
                                                             =========  =========  ========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2011       2010      2009
                            ---------  ---------  --------
                                     (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $  15,140  $   8,511  $    337
Investment Management/(1)/.     2,750      2,959     2,941
Consolidation/elimination..       (18)       (29)      (36)
                            ---------  ---------  --------
Total Revenues............. $  17,872  $  11,441  $  3,242
                            =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                            2011      2010     2009
                                                                          --------  -------- --------
                                                                                 (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $  4,284  $  2,846 $ (3,879)
Investment Management/(2)/...............................................     (164)      400      588
Consolidation/elimination................................................        4         2       (2)
                                                                          --------  -------- --------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $  4,124  $  3,248 $ (3,293)
                                                                          ========  ======== ========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  153,099  $  150,158
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  164,908  $  161,276
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                        THREE MONTHS ENDED
                                                            ------------------------------------------
                                                            MARCH 31  JUNE 30  SEPTEMBER 30 DECEMBER 31
                                                            --------  -------- ------------ -----------
                                                                           (IN MILLIONS)
2011
Total Revenues............................................. $  1,311  $  3,402  $  10,858    $   2,301
                                                            ========  ========  =========    =========
 Earnings (Loss) from Continuing Operations, Net of Income
   Taxes, Attributable to AXA Equitable.................... $   (572) $    741  $   2,824    $     (66)
                                                            ========  ========  =========    =========
Net Earnings (Loss), Attributable to AXA Equitable......... $   (572) $    741  $   2,824    $     (66)
                                                            ========  ========  =========    =========
2010
Total Revenues............................................. $  2,133  $  5,387  $   5,115    $  (1,194)
                                                            ========  ========  =========    =========
Earnings (Loss) from Continuing Operations,................
Net of Income Taxes, Attributable to AXA Equitable......... $    322  $  1,638  $   1,783    $  (1,519)
                                                            ========  ========  =========    =========
Net Earnings (Loss), Attributable to AXA Equitable......... $    322  $  1,638  $   1,783    $  (1,519)
                                                            ========  ========  =========    =========

Appendix A

--------------------------------------------------------------------------------

DIRECTORS AND PRINCIPAL OFFICERS

Set forth below is information about our directors and, to the extent they are responsible for variable life insurance operations, our principal officers. Unless otherwise noted, their address is 1290 Avenue of the Americas, New York, New York 10104.

 DIRECTORS

------------------------------------------------------------------------------------------
  NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------
Henri de Castries                       Director, MONY Life and MONY America (since July
AXA                                     2004); Director of AXA Equitable (since September
25, Avenue Matignon                     1993); Chairman of the Board of AXA Financial
75008 Paris, France                     (since April 1998); Vice Chairman (February 1996
                                        to April 1998). Chairman and Chief Executive
                                        Officer of AXA since April 2010; prior thereto,
                                        Chairman of the Management Board (May 2000 to
                                        April 2010) and Chief Executive Officer of AXA
                                        (January 2000 to May 2002); Vice Chairman of
                                        AXA's Management Board (January 2000 to May
                                        2001). Director or officer of various
                                        subsidiaries and affiliates of the AXA Group.
                                        Director of AllianceBernstein Corporation, the
                                        general partner of AllianceBernstein Holding and
                                        AllianceBernstein. Director of Nestle S.A. since
                                        April 2012.
------------------------------------------------------------------------------------------

Denis Duverne                           Director, MONY Life and MONY America (since July
AXA                                     2004); Director of AXA Equitable (since February
25, Avenue Matignon                     1998). Member of AXA's Board of Directors and
75008 Paris, France                     Deputy Chief Executive Officer (since April
                                        2010); prior thereto, Member of the AXA
                                        Management Board (February 2003 to April 2010)
                                        and Chief Financial Officer (May 2003 through
                                        December 2009), prior thereto, Executive Vice
                                        President, Finance, Control and Strategy, AXA
                                        (January 2000 to May 2003); prior thereto Senior
                                        Executive Vice President, International
                                        (US-UK-Benelux) AXA (January 1997 to January
                                        2000); Member of the AXA Executive Committee
                                        (since January 2000); Director, AXA Financial
                                        (since November 2003), AllianceBernstein (since
                                        February 1996) and various AXA affiliated
                                        companies. Former Director of DLJ (February 1997
                                        to November 2000).
------------------------------------------------------------------------------------------

Ramon de Oliveira                       Director of AXA Financial, AXA Equitable, MONY
Investment Audit Practice, LLC          Life and MONY America since May 2011. Since April
70 South Fifth Street                   2010, Mr. de Oliveira has been a member of AXA's
Park Ridge, NJ 07656                    Board of Directors, where he serves on the
                                        Finance Committee (Chair) and Audit Committee,
                                        and from April 2009 to May 2010, he was a member
                                        AXA's Supervisory Board. He is currently the
                                        Managing Director of the consulting firm
                                        Investment Audit Practice, LLC, based in New
                                        York, NY. From 2002 and 2006, Mr. de Oliveira was
                                        an adjunct professor of Finance at Columbia
                                        University. Prior thereto, starting in 1977, he
                                        spent 24 years at JP Morgan & Co. where he was
                                        Chairman and Chief Executive Officer of JP Morgan
                                        Investment Management and was also a member of
                                        the firm's Management Committee since its
                                        inception in 1995. Upon the merger with Chase
                                        Manhattan Bank in 2001, Mr. de Oliveira was the
                                        only executive from JP Morgan & Co. asked to join
                                        the Executive Committee of the new firm with
                                        operating responsibilities. Mr. de Oliveira is
                                        currently a member of the Board of Directors of
                                        Investment Audit Practice, LLC, the Kauffman
                                        Foundation, Fonds de Dotation du Louvre,
                                        Tattinger-Kobrand, Quilvest SA and The Red Cross.
                                        Previously he was a Director of JP Morgan Suisse,
                                        American Century Company, Inc., SunGard Data
                                        Systems and The Hartford Insurance Company.
------------------------------------------------------------------------------------------


                                                                 APPENDIX A  I-1

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Andrew J. McMahon                      Director (since May 2011) and President
                                       (since January 2011), AXA Equitable and
                                       AXA Equitable Financial Services, LLC;
                                       prior thereto, Senior Executive Vice
                                       President and President, Financial
                                       Protection and Wealth Management
                                       (January 2010 to January 2011);
                                       Executive Vice President (September
                                       2005 to January 2010); Senior Vice
                                       President (March 2005 to September
                                       2005). Director (since May 2011),
                                       Senior Executive Vice President (since
                                       February 2011) and President, Financial
                                       Protection and Wealth Management (May
                                       2010 to January 2011), AXA Financial,
                                       Inc.; prior thereto, President [on an
                                       interim basis] (January 2011 to
                                       February 2011). Director (since May
                                       2011) and President (since January
                                       2011), MONY Life and MONY America;
                                       prior thereto, Senior Executive Vice
                                       President and President, Financial
                                       Protection and Wealth Management (May
                                       2010 to January 2011); Executive Vice
                                       President (September 2005 to May 2010);
                                       Director (since February 2008),
                                       Financial Marketing Agency, Inc.
                                       Director and Chief Financial Protection
                                       & Wealth Management Officer (since
                                       March 2010), AXA Distributors, LLC.
                                       Director (since March 2010) and Member
                                       of the Audit Committee (since June
                                       2010), U.S. Financial Life Insurance
                                       Company. Director (since February 2007)
                                       and Chief Financial Protection & Wealth
                                       Management Officer (since March 2010),
                                       AXA Advisors, LLC. Director (since
                                       December 2005) and Chairman of the
                                       Board (since July 2007), AXA Network,
                                       LLC. Director (since April 2012),
                                       AllianceBernstein Corporation. Director
                                       (since July 2011), AXA Distributors
                                       Holding Corporation. Director (since
                                       March 2011), AXA Equitable Life and
                                       Annuity Company.
-------------------------------------------------------------------------------

Danny L. Hale                          Director of AXA Financial, AXA
900 20th Avenue South, Unit 1411       Equitable, MONY Life and MONY America
Nashville, TN 37212                    since May 2010. From January 2003 to
                                       March 2008, served as Senior Vice
                                       President and Chief Financial Officer
                                       of The Allstate Corporation. Prior to
                                       joining The Allstate Corporation in
                                       January 2003, Executive Vice President
                                       and Chief Financial Officer of the
                                       Promus Hotel Corporation until its
                                       acquisition by the Hilton Hotels Group
                                       in 1999. Executive Vice President and
                                       Chief Financial Officer of USF&G
                                       Corporation from 1993 to 1998.
-------------------------------------------------------------------------------

Richard C. Vaughan                     Director of AXA Financial, AXA
764 Lynnmore Lane                      Equitable, MONY Life and MONY America
Naples, FL 34108                       since May 2010. Executive Vice
                                       President and Chief Financial Officer
                                       of Lincoln Financial Group (1995 to May
                                       2005); prior thereto, Chief Financial
                                       Officer (June 1992 to 1995); Senior
                                       Vice President and Chief Financial
                                       Officer of Employee Benefits Division
                                       (July 1990 to 1995). Member of the
                                       Board of Directors of MBIA Inc, serving
                                       on the Audit Committee (Chair),
                                       Compensation and Governance Committee
                                       and Executive Committee.
-------------------------------------------------------------------------------

Charlynn Goins                         Director of AXA Financial, Inc., AXA
30 Beekman Place                       Equitable, MONY Life and MONY America
Apt. 8A                                (since September 2006). Chairman of the
New York, NY 10022                     Board (Distribution Committee) of The
                                       New York Community Trust (since July
                                       2008); prior thereto, Vice Chairman of
                                       the Board (Distribution Committee) of
                                       The New York Community Trust (June 2008
                                       to July 2008). Formerly, Chairperson of
                                       the Board of the New York City Health
                                       and Hospitals Corporation (June 2004 to
                                       September 2008). Prior thereto,
                                       Independent Trustee of the Mainstay
                                       Funds, c/o New York Life Insurance
                                       Company's family of mutual funds (March
                                       2001 to July 2006). Member of the
                                       Distribution Committee of The New York
                                       Community Trust (since June 2002); a
                                       former member of the Board of Trustees
                                       of the Brooklyn Museum; Member of the
                                       Council on Foreign Relations (since
                                       1991). Member of the Board of Directors
                                       of Fannie Mae (since December 2008).
                                       Director, NYC Global Partners, Inc.
                                       (since September 2011).
-------------------------------------------------------------------------------

Anthony J. Hamilton                    Director of AXA Financial, Inc. (since
AXA UK plc                             December 1995). Director of AXA
5 Old Broad Street                     Equitable, MONY Life and MONY America
London, England EC2N 1AD               (since May 2006). Non-executive
                                       Chairman of AXA UK plc (since 1997).
                                       Prior thereto, Chief Executive Officer
                                       (1978 to October 2002) and Director
                                       (March 1978 to December 2004) of
                                       Fox-Pitt, Kelton Group Limited.
                                       Currently, Chairman of the Remuneration
                                       and Nomination Committee of AXA UK plc;
                                       Member of AXA's Board of Directors
                                       since April 2010 and is currently
                                       Chairman of AXA's Audit Committee and a
                                       Member of AXA's Compensation and Human
                                       Resources Committee; prior thereto,
                                       Member of the Supervisory Board and
                                       Chairman of the Audit Committee and
                                       Member of the Compensation Committee of
                                       AXA (1997 to April 2010); Former
                                       Director of Binley Limited (1994 to
                                       2009); Director of TAWA plc (since
                                       2004); Former Member of the Board of
                                       Governors of Club de Golf Valderrama
                                       (2006 to 2011).
-------------------------------------------------------------------------------

Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA
The New York Community Trust           Equitable, MONY Life and MONY America
909 Third Avenue                       (since September 2006). President of
New York, NY 10022                     The New York Community Trust (since
                                       1990). Prior thereto, Executive Vice
                                       President of The New York Community
                                       Trust (1987 to 1990). Director and
                                       Chairperson of Corporate Governance
                                       Committee and Member of Executive and
                                       Compensation Committees of
                                       AllianceBernstein Corporation (since
                                       July 2002); Former Director and
                                       Chairman of the Board of BoardSource,
                                       Co-Chairperson of Panel on the
                                       Nonprofit Sector, Trustee of The New
                                       School University. Chairman of the
                                       Board of Governors of the Milano School
                                       of Management & Urban Policy (The New
                                       School) (since September 2003).
-------------------------------------------------------------------------------

I-2 APPENDIX A

-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA
Princeton University                   Equitable, MONY Life and MONY America
Corwin Hall                            (since May 2006). Professor of Politics
Princeton, NJ 08544                    and IBM Professor of International
                                       Studies. Formerly, Director, Program in
                                       European Studies at Princeton
                                       University (September 1979 to 2008).
                                       Currently a member of AXA's Board of
                                       Directors since April 2010; prior
                                       thereto, Member of AXA's Supervisory
                                       Board (April 2003 to April 2010).
                                       Currently, President of the Advisory
                                       Board of Institut Montaigne; Member of
                                       the Editorial Board of Comparative
                                       Politics, Editorial Committee of La
                                       Revue des Deux Mondes and Politique
                                       Americaine; Member of HEC International
                                       Advisory Board; Chairman of the
                                       Scientific Board of AXA.
-------------------------------------------------------------------------------

Peter S. Kraus                         Director of AXA Financial, Inc., AXA
AllianceBernstein Corporation          Equitable, MONY Life and MONY America
1345 Avenue of the Americas            (since February 2009). Director,
New York, NY 10105                     Chairman of the Board and Chief
                                       Executive Officer of AllianceBernstein
                                       Corporation (since December 2008).
                                       Prior thereto, Executive Vice President
                                       of Merrill Lynch & Co. (September 2008
                                       to December 2008). Prior thereto,
                                       Co-Head, Investment Management Division
                                       of Goldman Sachs Group, Inc. (March
                                       1986 to March 2008); also held the
                                       following positions: Co-Head of the
                                       Financial Institutions Group Tokyo
                                       (1990-1996). Currently, Director of
                                       Keewaydin Camp; Chairman of the
                                       Investment Committee of Trinity
                                       College; Chairman of the Board of
                                       California Institute of the Arts; and
                                       Co-Chair of Friends of the Carnegie
                                       International.
-------------------------------------------------------------------------------
 OFFICERS -- DIRECTORS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN PAST FIVE
 NAME AND PRINCIPAL BUSINESS ADDRESS   YEARS
-------------------------------------------------------------------------------
Mark Pearson                           Director (since January 2011),
                                       President and Chief Executive Officer
                                       (since February 2011), AXA Financial.
                                       Chairman of the Board and Chief
                                       Executive Officer (since February 2011)
                                       and Director (since January 2011), AXA
                                       Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY
                                       America. Member of AXA's Management and
                                       Executive Committees (since 2008).
                                       President and Chief Executive Officer
                                       of AXA Japan (2008 to January 2011).
                                       Director, Representative Executive
                                       Officer, President and Chief Executive
                                       Officer (June 2010 to February 2011),
                                       AXA Japan Holding Co., Ltd and AXA Life
                                       Insurance Co., Ltd. (concurrently);
                                       prior thereto, Representative Director,
                                       President and Chief Executive Officer
                                       (June 2008 to June 2010). Regional
                                       Chief Executive Officer, Life, AXA Asia
                                       Life and AXA Asia Pacific Holdings
                                       Limited (concurrently) (October 2001 to
                                       June 2008). Director and President
                                       (since January 2011), AXA America
                                       Holdings, Inc. Director (since February
                                       2011), AllianceBernstein Corporation.
-------------------------------------------------------------------------------

Barbara Fallon-Walsh                   Director of AXA Financial, AXA
8 Highcroft Lane                       Equitable, MONY Life and MONY America
Malverne, PA 19355                     since May 2012. From 2006 to December
                                       2011, Ms. Fallon-Walsh served as Head
                                       of Institutional Retirement Plan
                                       Services at The Vanguard Group, Inc.
                                       ("Vanguard"). Ms. Fallon-Walsh joined
                                       Vanguard in 1995 and prior to becoming
                                       the Head of Institutional Retirement
                                       Plan Services, Ms. Fallon-Walsh served
                                       in several executive positions. Prior
                                       to joining Vanguard, Ms. Fallon-Walsh
                                       served as Executive Vice President, Bay
                                       Area Region and LA Gold Coast Region at
                                       Bank of America Corporation from 1992
                                       to 1995. From 1981 to 1992, Ms.
                                       Fallon-Walsh held several management
                                       positions at Security Pacific
                                       Corporation, which was acquired by Bank
                                       of America in 1992. Ms. Fallon-Walsh
                                       has been a member of the Main Line
                                       Chamber of Commerce Board of Directors
                                       and Executive Committee, the Business
                                       and Advisory Council for Widener
                                       University and served on the Board of
                                       Trustees and Executive Committee of the
                                       Employee Benefit Research Institute in
                                       Washington, DC.
-------------------------------------------------------------------------------

Bertram L. Scott                       Director of AXA Financial, AXA
7129 Fairway Vista Drive               Equitable, MONY Life and MONY America
Charlotte, NC 28226                    since May 2012. From June 2010 to
                                       December 2011, Mr. Scott served as
                                       President, U.S. Commercial of CIGNA
                                       Corporation. Prior thereto, he served
                                       as Executive Vice President of
                                       TIAA-CREF from 2000 to June 2010 and as
                                       President and Chief Executive Officer
                                       of TIAA-CREF Life Insurance Company
                                       from 2000 to 2007. Mr. Scott is a
                                       member of the Board of Directors of
                                       Becton, Dickinson and Company, where he
                                       serves on the Audit Committee and
                                       Compensation and Benefits Committee.
-------------------------------------------------------------------------------
 OTHER OFFICERS
-------------------------------------------------------------------------------
                                       BUSINESS EXPERIENCE WITHIN THE PAST
 NAME AND PRINCIPAL BUSINESS ADDRESS   FIVE YEARS
-------------------------------------------------------------------------------
Salvatore Piazzolla                    Senior Executive Vice President (since
                                       March 2011), AXA Financial, Inc., AXA
                                       Equitable Financial Services, LLC, AXA
                                       Equitable, MONY Life and MONY America.
                                       Senior Executive Vice President, Head
                                       of Human Resources (2005 to February
                                       2011), UniCredit Group. Vice President,
                                       Human Resources (2001 to 2004), General
                                       Electric. Director (since March 2011),
                                       MONY Assets Corp.
-------------------------------------------------------------------------------

                                                                 APPENDIX A  I-3

 OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------

Bertrand Poupart-Lafarge               Executive Vice President, Chief Investment
                                       Officer and Treasurer (since November 2011), AXA
                                       Financial, Inc., AXA Equitable Financial
                                       Services, LLC, AXA Equitable, MONY Life and MONY
                                       America. Executive Vice President and Chief
                                       Financial Officer, AXA Canada (April 2010 through
                                       October 2011. Chief Account Officer, AXA France
                                       (1997 to March 2010). Corporate Finance Analyst,
                                       AXA Real Estate (1996 to 1997). Foreign Exchange
                                       Desk, Sales, Morgan Stanley (1993 to 1996).
                                       Director, Executive Vice President, Chief
                                       Investment Officer, Treasurer and Member of Audit
                                       Committee (since December 2011), AXA Equitable
                                       Life and Annuity Company and U.S. Financial Life
                                       Insurance Company. Executive Vice President and
                                       Treasurer (since December 2011), AXA America
                                       Holdings, Inc.
-----------------------------------------------------------------------------------------

Andrea M. Nitzan                       Executive Vice President (since September 2011)
                                       and Chief Accounting Officer, AXA Financial, Inc.
                                       (since May 2012), AXA Equitable Financial
                                       Services, LLC, AXA Equitable, MONY Life and MONY
                                       America. Prior thereto, Senior Vice President
                                       (May 2008 to September 2011); Assistant Vice
                                       President and Chief of Staff (1996 to May 2008).
                                       From 1989 to 1996, managed financial and
                                       operational audits of large life insurance
                                       companies at PricewaterhouseCoopers LLP.
-----------------------------------------------------------------------------------------

Anders B. Malmstrom                    Senior Executive Vice President and Chief
                                       Financial Officer (since June 2012), AXA
                                       Financial, Inc., AXA Equitable, MONY Life and
                                       MONY America. Director, Senior Executive Vice
                                       President and Chief Financial Officer (since June
                                       2012), AXA Equitable Financial Services, LLC.
                                       Prior to joining AXA Equitable, Mr. Malmstrom was
                                       a member of the Executive Board and served as the
                                       Head of the Life Business at AXA Winterthur.
                                       Prior to joining AXA Winterthur in January 2009,
                                       Mr. Malmstrom was a Senior Vice President at
                                       Swiss Life, where he was also a member of the
                                       Management Committee. Mr. Malmstrom joined Swiss
                                       Life in 1997, and held several positions of
                                       increasing responsibility during his tenure.
                                       Director (since July 2012), 1740 Advisers, Inc.
                                       Director, Chairman, President and Chief Executive
                                       Officer (since July 2012), ACMC, LLC. Director
                                       (July 2012), AXA Advisors, LLC. Director and
                                       Senior Executive Vice President (since July
                                       2012), AXA America Holdings, Inc. Director and
                                       Chairman; Member of the Audit Committee (since
                                       July 2012), AXA Corporate Solutions Life
                                       Reinsurance Company. Director, Chairman of the
                                       Board and Chief Executive Officer (since July
                                       2012), AXA Distribution Holding Corporation.
                                       Director (since July 2012) and Chairman of the
                                       Board (since August 2012); Member of the Audit
                                       Committee (Chairman) (since July), AXA Equitable
                                       Life and Annuity Company. Director and Chairman
                                       of the Board (since July 2012), AXA RE Arizona
                                       Company. Director and Chairman (since July 2012),
                                       Financial Marketing Agency, Inc. Director (since
                                       July 2012), Chairman of the Board, President and
                                       Chief Executive Officer (since August 2012), MONY
                                       Financial Services, Inc. Director (since July
                                       2012), MONY Financial Resources of the Americas
                                       Limited. Director (since July 2012), MONY
                                       International Holdings, LLC. Director and
                                       Chairman; Member of the Audit Committee
                                       (Chairman) (since July 2012), U.S. Financial Life
                                       Insurance Company.
-----------------------------------------------------------------------------------------

Dave S. Hattem                         Executive Vice President (since May 2012) and
                                       General Counsel (since February 2010), AXA
                                       Equitable and AXA Equitable Financial Services,
                                       LLC; prior thereto, Senior Vice President
                                       (September 1999 to May 2012) and General Counsel
                                       (February 2010 to present); Senior Vice President
                                       (September 1999 to May 2012) and Deputy General
                                       Counsel (May 2004 to February 2010); Associate
                                       General Counsel (September 1999 to May 2004).
                                       Executive Vice President and General Counsel
                                       (since May 2012), AXA Financial, Inc.; prior
                                       thereto, Senior Vice President and Deputy General
                                       Counsel (September 2008 to May 2012). Executive
                                       Vice President and General Counsel (since May
                                       2012), MONY Life, MONY America and MONY Financial
                                       Services, Inc.; prior thereto, Senior Vice
                                       President and Deputy General Counsel (July 2004
                                       to May 2012). Executive Vice President (since
                                       July 2012) and General Counsel (since December
                                       2010), AXA Equitable Life and Annuity Company;
                                       prior thereto, Senior Vice President (August 2008
                                       to July 2012) and Deputy General Counsel (August
                                       2008 to December 2010).
-----------------------------------------------------------------------------------------

Karen Field Hazin                      Vice President, Secretary and Associate General
                                       Counsel (since June 2005), MONY Life, MONY
                                       America and AXA Equitable Financial Services,
                                       LLC. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable;
                                       prior thereto, Counsel (April 2005 to June 2005),
                                       Assistant Vice President and Counsel (December
                                       2001 to June 2003), Counsel (December 1996 to
                                       December 2001). Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA
                                       Financial, Inc. Vice President and Secretary
                                       (since September 2005), AXA America Holdings,
                                       Inc. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Equitable
                                       Life and Annuity Company. Vice President,
                                       Secretary and Associate General Counsel (since
                                       June 2005), AXA Distribution Holding Corporation.
-----------------------------------------------------------------------------------------

I-4 APPENDIX A

 OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006)
                                       and Chief Actuary (since September 2005), AXA
                                       Equitable and AXA Equitable Financial Services,
                                       LLC, prior thereto, Senior Vice President
                                       (September 2000 to September 2006), Actuary (May
                                       1998 to September 2005), Vice President (May 1998
                                       to September 2000), Assistant Vice President
                                       (October 1991 to May 1998); Executive Vice
                                       President (since September 2006) and Chief
                                       Actuary (since September 2005), MONY Life and
                                       MONY America, prior thereto, Senior Vice
                                       President (July 2004 to September 2006);
                                       Executive Vice President (since September 2006)
                                       and Chief Actuary (since September 2005), prior
                                       thereto, Senior Vice President (September 2000 to
                                       September 2006), Actuary (September 1999 to
                                       September 2005). Director (since December 2003),
                                       Executive Vice President and Chief Financial
                                       Officer (since June 2012), AXA RE Arizona Company
                                       F/K/A AXA Financial (Bermuda) Ltd. Director
                                       (since December 2006), President, Chief Executive
                                       Officer and Chief Financial Officer (since March
                                       2010), AXA Equitable Life and Annuity Company;
                                       prior thereto, Senior Vice President and
                                       Appointed Actuary (May 2007 to March 2010).
                                       Director (since May 2007), President (since
                                       January 2008), Chief Executive Officer and Chief
                                       Financial Officer (since March 2010), U.S.
                                       Financial Life Insurance Company; prior thereto,
                                       Senior Vice President (December 2004 to January
                                       2008) and Chief Actuary (August 2006 to January
                                       2008). Senior Vice President and Actuary (since
                                       April 2004). Director (since May 2007), Financial
                                       Marketing Agency, Inc.
-----------------------------------------------------------------------------------------

Kevin E. Murray                        Executive Vice President and Chief Information
                                       Officer (February 2005 to November 2010) of MONY
                                       Life and MONY America. Executive Vice President
                                       (since February 2005) and Chief Information
                                       Officer (February 2005 to November 2010); prior
                                       thereto, Senior Vice President (September 2004 to
                                       February 2005) AXA Equitable. Senior Vice
                                       President (September 2004 to February 2005) of
                                       AXA Equitable Financial Services, LLC. Senior
                                       Vice President / Group Chief Information Officer
                                       (1996 to September 2004) of AIG.
-----------------------------------------------------------------------------------------

Anthony F. Recine                      Senior Vice President, Chief Compliance Officer
                                       (February 2005 to present) and Deputy General
                                       Counsel (February 2010 to present) of MONY Life
                                       and MONY America. Senior Vice President, Chief
                                       Compliance Officer (February 2005 to present),
                                       and Deputy General Counsel (February 2010 to
                                       present) AXA Equitable and AXA Equitable
                                       Financial Services, LLC, prior thereto, Senior
                                       Vice President, Chief Compliance Officer and
                                       Associate General Counsel (February 2005 to
                                       February 2010), AXA Equitable and AXA Equitable
                                       Financial Services, LLC, Vice President, Deputy
                                       General and Chief Litigation Counsel (2000 to
                                       February 2005) of The MONY Group; prior thereto,
                                       Vice President and Chief Litigation Counsel (1990
                                       to 2000).
-----------------------------------------------------------------------------------------

Mary Fernald                           Senior Vice President and Chief Underwriting
                                       Officer of AXA Equitable, AXA Equitable Financial
                                       Services, LLC, MONY Life and MONY America
                                       (September 2008 to present); Senior Vice
                                       President, Chief Underwriter of Scottish Re (2000
                                       to September 2008).
-----------------------------------------------------------------------------------------

Nicholas B. Lane                       Senior Executive Vice President and President,
                                       Retirement Savings (since February 2011), AXA
                                       Financial, Inc., AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY
                                       America. Director and Member of the Audit
                                       Committee (since February 2011), U.S. Financial
                                       Life Insurance Company and AXA Equitable Life and
                                       Annuity Company. Director and Chief Retirement
                                       Savings Officer (since February 2011), AXA
                                       Advisors, LLC. Director (since November 2008) and
                                       Member of the Audit Committee, AXA Corporate
                                       Solutions Life Reinsurance Company. Director,
                                       Chairman of the Board, President, Chief Executive
                                       Officer and Chief Retirement Savings Officer
                                       (since February 2011), AXA Distributors, LLC.
                                       Head of Global Strategy & Business Support and
                                       Development (June 2008 to January 2011), AXA SA.
                                       Senior Vice President of Retail Distribution
                                       Business Platforms (February 2006 to June 2008),
                                       AXA Equitable; prior thereto, Vice President (May
                                       2005 to February 2006).
-----------------------------------------------------------------------------------------

David W. O'Leary                       Executive Vice President (since September 2010),
                                       AXA Equitable, AXA Equitable Financial Services,
                                       LLC, MONY Life and MONY America; prior thereto,
                                       Head of the Financial Protection Unit (July 2010
                                       to September 2010). Executive Vice President and
                                       Chief Operating Officer (September 2006 to June
                                       2010), American General Life Insurance Company.
                                       Senor Vice President (February 2001 to August
                                       2006), Mass Mutual Financial Group.
-----------------------------------------------------------------------------------------

Robert O. (Bucky) Wright               Executive Vice President (since September 2010),
                                       AXA Equitable, AXA Equitable Financial Services,
                                       LLC, MONY Life and MONY America. Director (since
                                       July 2010), Chairman of the Board (since May
                                       2012) and Chief Sales Officer (since September
                                       2009), AXA Advisors, LLC. Executive Vice
                                       President (since April 2011) and Chief Sales
                                       Officer (since April 2010), AXA Network, LLC.
                                       Director (July 2010 to May 2012), MONY Brokerage,
                                       Inc. Director (July 2004 to June 2012) and
                                       Chairman of the Board (August 2004 to June 2012),
                                       MONY Securities Corporation. Senior Vice
                                       President and Chief Agency Officer and various
                                       positions (1976 to July 2004), MONY Life.
-----------------------------------------------------------------------------------------

                                                                 APPENDIX A  I-5

 OTHER OFFICERS (CONTINUED)
-----------------------------------------------------------------------------------------
 NAME AND PRINCIPAL BUSINESS ADDRESS   BUSINESS EXPERIENCE WITHIN THE PAST FIVE YEARS
-----------------------------------------------------------------------------------------

Amy J. Radin                           Senior Executive Vice President and Chief
                                       Marketing Officer (since February 2012), AXA
                                       Financial, Inc., AXA Equitable, AXA Equitable
                                       Financial Services, LLC, MONY Life and MONY
                                       America. Director (since July 2012), AXA
                                       Advisors, LLC. Executive Vice President and Chief
                                       Innovation Officer, E*TRADE (September 2010 to
                                       January 2012); Senior Vice President and Chief
                                       Marketing Officer, Reader's Digest Association
                                       (June 2009 to May 2010); Executive Vice
                                       President, Citigroup (June 2000 to February
                                       2009); Executive Vice President and Chief
                                       Marketing Officer, Dime Bancorp. (July 1998 to
                                       May 2000); Vice President, American Express
                                       (October 1985 to July 1998).
-----------------------------------------------------------------------------------------

I-6 APPENDIX A

Appendix B

The table below sets forth the dates of the most recent prospectuses and supplements you have received to date, all of which are hereby incorporated by reference.

--------------------------------------------------------------------------------

DATES OF PREVIOUS PROSPECTUSES AND SUPPLEMENTS/(1)/

THIS SUPPLEMENT
UPDATES
THE PROSPECTUSES
DATED:               WHICH RELATE TO OUR:
-----------------------------------------------------------------------
July 25,
1996; January 1,
1997; May 1, 1997
through May 1,
2002; and
October 18, 1999,
as previously
supplemented on
May 1, 1998 through
May 1,
2002; May 12,
2000; June 23,
2000; February 9,
2001; September 4,
2001; December 14,
2001; February 22,
2002; July 15,
2002; August 20,
2002; December 15,
2002; January 6,
2003; March 1,
2003; May 1,
2003; May 15,
2003; November 24,
2003; February 10,
2004 (2
supplements),
May 1,
2004; August 10,
2004; December 13,
2004; February 4,
2005; February 23,
2005; May 1,
2005; June 10,
2005; June 17,
2005; August 31,
2005; February 23,
2006; August 25,
2006; December 11,
2006; May 1,
2007; August 24,
2007; September 24,
2007; October 19,
2007; February 23,
2008; May 1,
2008; July 21,
2008; August 15,
2008 (3
supplements);
December 1,
2008; January 15,
2009; February 23,
2009, August 17,
2009, September 3,
2009; January 7,
2010; February 1,
2010; February 5,
2010; May 1,
2010; June 14,
2010; August 25,
2010; February 11,
2011; August 25,
2011................ IL Protector(R) Policies

December 19,
1994; May 1, 1995
through May 1,
2000; September 15,
1995; January 1,
1997; and
October 18, 1999 as
previously
supplemented on
May 1, 1996 through
May 1,
2002; May 12,
2000; June 23,
2000; September 1,
2000; February 9,
2001; September 4,
2001; December 1,
2001/(2) /;
December 14,
2001; February 22,
2002; July 15,
2002; August 20,
2002; December 15,
2002; January 6,
2003; March 1,
2003; May 1,
2003; May 15,
2003, November 24,
2003; February 10,
2004 (2
supplements);
May 1,
2004; August 10,
2004; December 13,
2004; February 4,
2005; February 23,
2005; May 1, 2005;
(3 supplements);
June 10,
2005; June 17,
2005; August 31,
2005; February 23,
2006; August 25,
2006; December 11,
2006; May 1,
2007; August 24,
2007; September 24,
2007; October 19,
2007; February 23,
2008; May 1,
2008; July 21,
2008; August 15,
2008 (4
supplements);
December 1,
2008; January 15,
2009; February 23,
2009, August 17,
2009, September 3,
2009; January 7,
2010; February 1,
2010; February 5,
2010; May 1,
2010; June 14,
2010; August 25,
2010; February 11,
2011; August 25,
2011................ Incentive Life Plus(R) Policies

November 27, 1991
and May 1, 1993
through May 1, 2000
and October 18,
1999, as previously
supplemented on
May 1, 1994 through
May 1,
2002; May 12,
2000; June 23,
2000; February 9,
2001; September 4,
2001; December 14,
2001; February 22,
2002; July 15,
2002; August 20,
2002; December 15,
2002; January 6,
2003; March 1,
2003; May 1,
2003; May 15,
2003; November 24,
2003; February 10,
2004 (2
supplements);
May 1,
2004; August 10,
2004; December 13,
2004; February 4,
2005; February 23,
2005; May 1, 2005;
(2 supplements);
June 10,
2005; June 25,
2005; August 31,
2005; February 23,
2006; August 25,
2006; December 11,
2006; May 1,
2007; August 24,
2007; September 24,
2007; October 19,
2007; February 23,
2008; May 1,
2008; July 21,
2008; August 15,
2008 (3
supplements);
December 1,
2008; January 15,
2009; February 23,
2009, August 17,
2009, September 3,
2009; January 7,
2010; February 1,
2010; February 5,
2010; May 1,
2010; June 14,
2010; August 25,
2010; February 11,
2011; August 25,
2011................ Incentive Life(R) 2000 and Champion 2000 Policies

                                                                APPENDIX B  II-1

THIS SUPPLEMENT
UPDATES
THE PROSPECTUSES
DATED:               WHICH RELATE TO OUR:
--------------------------------------------------------------------------------

August 29,
1989; February 27,
1991; May 1,
1990, May 1,
1993-May 1, 2000;
and October 18,
1999, as previously
supplemented on
May 1, 1994 -
May 1,
2002; May 12,
2000; June 23,
2000; September 1,
2000; December 29,
2000; January 17,
2001; February 9,
2001; September 4,
2001; December 14,
2001; February 22,
2002; July 15,
2002; August 20,
2002; December 15,
2002; January 6,
2003; March 1,
2003; May 1,
2003; May 15,
2003; November 24,
2003; February 10,
2004 (2
supplements);
May 1,
2004; August 10,
2004; December 13,
2004; February 4,
2005; February 23,
2005; May 1, 2005;
(2 supplements);
June 10,
2005; June 25,
2005; August 31,
2005; February 23,
2006; August 25,
2006; December 11,
2006; May 1,
2007; August 24,
2007; September 24,
2007; October 19,
2007; February 23,
2008 (Incentive
Life(R) Policies
only); May 1,
2008; July 21, 2008
(Incentive Life(R)
Policies only);
August 15, 2008 (3
Incentive Life(R)
Policies
Supplements);
August 15, 2008 (2
Special Offer
Policies
Supplements);
December 1,
2008; January 15,
2009; February 23,
2009 (Incentive
Life(R) Policies
only), August 17,
2009, September 3,
2009; January 7,
2010; February 1,
2010; February 5,
2010 (Incentive
Life(R) Policies
only); May 1, 2010
(Incentive Life(R)
Policies
only); June 14,
2010; August 25,
2010 (Incentive
Life(R) Policies
only); February 11,
2011 (Incentive
Life(R) Policies
only); August 25,
2011 (Incentive
Life(R) Policies
only)............... Incentive Life(R) Policies and Special Offer Policies/(2)/

-------------
(1)In addition, you may have also received other updating prospectus supplements. These supplements are still relevant and you should retain them with your prospectus.
(2)This supplement applies only to certain groups.

II-2 APPENDIX B

                                    PART II

                  REPRESENTATION REGARDING REASONABLENESS OF
                       AGGREGATE POLICY FEES AND CHARGES

AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Policies include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all policies sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, data pages or riders to any policies or prospectuses, or otherwise.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Reconciliation and Tie, previously filed with this Registration Statement File No. 373-17663 on March 1, 1999.

Supplement (in-force A) dated May 1, 2012 relating to Incentive Life Plus Prospectus consisting of 232 pages.

Supplement (in-force - wholesale) dated May 1, 2012 relating to Incentive Life Plus Prospectus consisting of 236 pages.

Representation regarding reasonableness of aggregate policy fees and charges.

Undertaking to file reports, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

Undertaking pursuant to Rule 484(b)(1) under the Securities Act of 1933, previously filed with this Registration Statement File No. 333-17663 on December 11, 1996.

The signatures.

Written Consent of the following:

Opinion and Consent of counsel (see Exhibit 2(a)(i))

Consent of PricewaterhouseCoopers LLP (See Exhibit 6).

The following exhibits correspond to those required by Article IX, paragraph A of Form N-8B-2:

   1-A(1)(a)(i)    Certified resolution re Authority to Market Variable Life
                   Insurance and Establish Separate Accounts, previously filed with this Registration Statement File No. 333-17663 on
                   December 11, 1996.

   1-A(2)          Inapplicable.

   1-A(3)(a)       See Exhibit 1-A(8).

   1-A(3)(b)       Broker-Dealer and General Agent Sales Agreement, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(3)(c)       See Exhibit 1-A(8)(i).

   1-A(4)          Inapplicable.

+  1-A(5)(a)(i)    Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(a)(ii)   Flexible Premium Life Insurance Policy (94-300) (Incentive
                   Life Plus) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(b)       Name Change Endorsement (S.97-1), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(c)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(d)       Option to Purchase Additional Insurance Rider (R94-204)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(e)       Substitution of Insured Rider (R94-212) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(f)       Substitution of Insured Rider (R94-212) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

+  1-A(5)(g)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(h)       Renewable Term Insurance Rider on the Insured (R94-215)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(i)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(j)       Disability Rider - Waiver of Monthly Deductions (R94-216)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

+  1-A(5)(k)       Disability Rider - Waiver of Premiums (R94-216A) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

+  1-A(5)(l)       Disability Rider - Waiver of Premiums (R94-216A)
                   (Equitable), previously filed with this Registration
                   Statement (File No. 333-17663) on December 11, 1996.

--------
+  State variations not included

+  1-A(5)(m)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

+  1-A(5)(n)       Yearly Renewable Term Insurance Rider on the Insured
                   (R94-220) (Equitable), previously filed with this Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(5)(o)       Accelerated Death Benefit Rider (R94-102) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(p)       Accelerated Death Benefit Rider (R94-102) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(q)       Designated Insured Option Rider (R91-107) (Equitable
                   Variable), previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(5)(r)       Designated Insured Option Rider (R91-107) (Equitable),
                   previously filed with this Registration Statement (File
                   No. 333-17663) on December 11, 1996.

   1-A(5)(s)       Children's Term Insurance Rider (R94-218), incorporated
                   herein by reference to Exhibit No. 27.(d)(xvi) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(t)       Renewable Term Insurance on the Additional Insured Person
                   (R94-217), incorporated herein by reference to Exhibit
                   No. 27.(d)(xviii) to Registration Statement on Form N-6,
                   (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(u)       Accidental Death Benefit Rider (R94-219), incorporated
                   herein by reference to Exhibit No. 27.(d)(xx) to Registration Statement on Form N-6, (File No. 333-103199), filed on February 13, 2003.

   1-A(5)(v)       Yearly Renewable Term Insurance on First of Insureds to Die
                   Rider (R94-211), previously filed with this Registration
                   Statement (File No. 333-17663) on April 8, 2003.

   1-A(6)(a)       Restated Charter of AXA Equitable, as amended August 31,
                   2010, incorporated herein by reference to Registration
                   Statement on Form N-4 (File No. 333-05593), filed on April
                   24, 2012.

   1-A(6)(b)       By-Laws of AXA Equitable, as amended September 7, 2004,
                   incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

   1-A(7)          Inapplicable.

--------
+  State variations not included

   1-A(8) Distribution and Servicing Agreement among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable dated as of May 1, 1994, previously filed with this Registration Statement (File No. 333-17663) on December 11, 1996.

   1-A(8)(i)       Schedule of Commissions, previously filed with this
                   Registration Statement File No. 333-17663 on December 11,
                   1996.

   1-A(9)(a)       Agreement and Plan of Merger of Equitable Variable with and into Equitable dated September 19, 1996, previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(9)(b)       Amended and Restated Participation Agreement dated July 15,
                   2002 among EQ Advisors Trust, AXA Equitable Life Insurance
                   Company ("AXA Equitable"), AXA Distributors and AXA Advisors is incorporated by reference to and/or previously filed with Post-Effective Amendment No. 25 to the EQ Advisor's Trust
                   Registration Statement on Form N-1A (File No. 333-17217 and
                   811-07953), filed on February 7, 2003.

   1-A(9)(b)(i)    Amendment No. 1, dated May 2, 2003, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 28 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

   1-A(9)(b)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

   1-A(9)(b)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 37 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

   1-A(9)(b)(v)    Amendment No. 5, dated September 30, 2005, to the Amended
                   and Restated Participation Agreement among EQ Advisors
                   Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 44 To the
                   EQ Advisor's Trust Registration Statement (File No.
                   333-17217) on Form N-1A filed on April 5, 2006.

   1-A(9)(b)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 51 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

   1-A(9)(b)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

   1-A(9)(b)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

   1-A(9)(b)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 61 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

   1-A(9)(b)(x)    Amendment No. 10, dated January 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 64 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

   1-A(9)(b)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 67 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

   1-A(9)(b)(xii)  Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

   1-A(9)(b)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

   1-A(9)(b)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended and
                   Restated Participation Agreement among EQ Advisors Trust,
                   AXA Equitable, AXA Distributors and AXA Advisors dated July
                   15, 2002 incorporated by reference to and/or previously filed with Post-Effective Amendment No. 84 To the EQ
                   Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

   1-A(9)(c)       Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                   Premier VIP Trust Registration Statement (File No.
                   333-70754) on Form N-1A filed on December 10, 2001.

   1-A(9)(c)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

   1-A(9)(c)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA
                   Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust
                   Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

   1-A(9)(c)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                   Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

   1-A(9)(d)       Participation Agreement by and Among AIM Variable Insurance
                   Funds, A I M Distributors, Inc., AXA Equitable Life
                   Insurance Company, on Behalf of itself and its Separate
                   Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(d)(i)    Amendment No. 1 effective October 15, 2009 among AIM
                   Variable Insurance Funds, AIM Distributors, Inc., AXA
                   Equitable Life Insurance Company, on behalf of its Separate
                   Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(e)       Fund Participation Agreement dated October 13,2009 among AXA
                   Equitable Life Insurance Company, American Century
                   Investment Management, Inc., and American Century Investment
                   Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

   1-A(9)(f)       Amended and Restated Participation Agreement dated April 16,
                   2010 among Variable Insurance Products Funds, Fidelity
                   Distributors Corporation, and AXA Equitable Life Insurance
                   Company, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

   1-A(9)(g)       Participation Agreement as of July 1, 2005 Franklin
                   Templeton Variable Insurance Products Trust,
                   Franklin/Templeton Distributors, Inc., AXA Equitable Life
                   Insurance Company, AXA Advisors, LLC, and AXA Distributors,
                   LLC, incorporated by reference to the Registration Statement on Form N-4 (File

                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(g)(i)    Amendment No. 3 effective as of May 1, 2010 to Participation
                   Agreement as of July 1, 2005 by and among Franklin Templeton
                   Variable Insurance Products Trust, Franklin/Templeton
                   Distributors, Inc., AXA Equitable Life Insurance Company,
                   AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

   1-A(9)(h)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Goldman Sachs Variable
                   Insurance Trust, Goldman Sachs Asset Management, L.P., and
                   Goldman, Sachs & Co., dated October 20, 2009, incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(i)       Fund Participation Agreement dated October 23, 2009 among
                   AXA Equitable Life Insurance Company, Ivy Funds Variable
                   Insurance Portfolios and Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form
                   N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(j)       Fund Participation Agreement dated October 20, 2009 among
                   AXA Equitable Life Insurance Company, Lazard Retirement
                   Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(9)(k)       Participation Agreement among MFS Variable Insurance Trust,
                   Equitable Life Assurance Society of the United States, and
                   Massachusetts Financial Service Company, dated July 18,
                   2002, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(l)       Participation Agreement among T.Rowe Price Equity Series,
                   Inc., T.Rowe Price Investment Services, Inc. and AXA
                   Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)       Participation Agreement among MONY Life Insurance Company,
                   PIMCO Variable Insurance Trust and PIMCO Funds Distributions
                   LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File
                   No. 333-160951) filed on November 16, 2009.

   1-A(9)(m)(i)    Third Amendment dated October 20, 2009 to the Participation
                   Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance
                   Trust, and PIMCO Funds Distributions LLC (collectively, the
                   "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

   1-A(9)(n)       Participation Agreement among Van Eck Worldwide Insurance
                   Trust, Van Eck Securities Corporation, Van Eck Associates
                   Corporation and MONY Life Insurance Company, dated August
                   7,2000, incorporated by reference to the Registration
                   Statement on Form N-4 (File No. 333-160951) filed on
                   November 16, 2009.

   1-A(9)(n)(i)    Amendment No. 1 dated October 13, 2009 to the Participation
                   Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide
                   Insurance Trust, Van Eck Securities Corporation and Van Eck
                   Associates Corporation (collectively, the "Parties") adding
                   AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration
                   Statement on Form N-4 (File No. 333-178750) filed on
                   December 23, 2011.

   1-A(10) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

   1-A(10)(i)      First Amendment dated as of January 1, 2001 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-127445) filed on
                   August 11, 2005.

   1-A(10)(ii)     Second Amendment dated as of January 1, 2012 to the
                   Distribution Agreement dated as of January 1, 1998 between
                   AXA Equitable Life Insurance Company and AXA Distributors
                   LLC incorporated herein by reference to the Registration
                   Statement filed on Form N-4 (File No. 333-05593) filed on
                   April 24, 2012.

   1-A(10)(a)      Distribution Agreement for services by The Equitable Life
                   Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(b)      Transition Agreement for services by AXA Network, LLC and
                   its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, previously filed with this Registration Statement (File No. 333-17663) on
                   April 19, 2001.

   1-A(10)(c)      General Agent Sales Agreement dated January 1, 2000 between
                   The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration
                   Statement on Form N-4, (File No. 2-30070), filed April 19,
                   2004.

   1-A(10)(c)(i)   First Amendment dated as of January 1, 2003, to General
                   Agent Sales Agreement dated January 1, 2000 between The
                   Equitable Life Assurance Society of the United States and
                   AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24,2012.

   1-A(10)(c)(ii)  Second Amendment dated as of January 1, 2004, to General
                   Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

   1-A(10)(c)(iii) Third Amendment dated as of July 19, 2004, to General Agent
                   Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(iv)  Fourth Amendment dated as of November 1, 2004, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

   1-A(10)(c)(v)   Fifth Amendment dated as of November 1, 2006, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United
                   States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vi)  Sixth Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

   1-A(10)(c)(vii) Seventh Amendment dated as of February 15, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

   1-A(10)(c)(viii)Eighth Amendment dated as of November 1, 2008, to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

   1-A(10)(c)(ix)  Ninth Amendment dated as of November 1, 2011 to General
                   Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

   1-A(10)(d)      Form of Application for Life Insurance (Form AMIGV-2005),
                   incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19,
                   2006.

   1-A(10)(e)      Application EV4-200Y (Equitable Variable), previously filed with this Registration Statement (File No. 333-17663) on
                   December 11, 1996.

   1-A(10)(f)      Application EV4-200Y (Equitable), previously filed with this
                   Registration Statement (File No. 333-17663) on December 11,
                   1996.

   1-A(10)(g)      Description of Equitable's Issuance, Transfer and Redemption
                   Procedures for Flexible Premium Policies pursuant to Rule
                   6e-3(T)(b)(12)(iii) under the Investment Company Act of
                   1940, previously filed with this Registration Statement
                   (File No. 333-17663) on December 11, 1996.

   1-A(10)(h)      Illustration of Policy Benefits - Incentive Life, previously filed with this Registration Statement, (File
                   No. 333-17663), on April 30, 1999.

   1-A(10)(i)      Illustration of Policy Benefits - Incentive Life Plus,
                   previously filed with this Registration Statement, (File No.
                   333-17663), on April 30, 1999.

   1-A(10)(j)      Illustration of Policy Benefits for Incentive Life,
                   previously filed with this Registration Statement (File
                   No. 333-17663) on April 19, 2001.

   1-A(10)k Illustration of Policy Benefits for Incentive Life, previously filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(10)(l)      Illustration of Policy Benefits for IL COLI, previously
                   filed with the Registration Statement (File No. 333-17663) on April 12, 2002.

   1-A(11) The registrant is not required to have a Code of Ethics because it invests only in securities issued by registered open-end management investment companies.

   2 Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

   3               Inapplicable.

   4               Inapplicable.

   6               Consent of PricewaterhouseCoopers LLP, filed herewith.

   7               Powers of Attorney, filed herewith.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the City and State of New York, on the 30th day of August, 2012.

                                 SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                 LIFE INSURANCE COMPANY
                                 (REGISTRANT)


                                 By: AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                 By: /s/ Dodie Kent
                                     -----------------------------------------
                                     Dodie Kent
                                     Vice President and Associate General
                                     Counsel

Attest:  /s/ Dodie Kent
         ------------------------------
         Dodie Kent, Attorney-in-Fact
         Pursuant to Power of Attorney
         August 30, 2012

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 30th day of August, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 30, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                         TAG VALUE
-----------                                         ---------

    2        Opinion and Consent of Dodie Kent      EX-99.2

    6        Consent of PricewaterhouseCoopers LLP  EX-99.6

    7        Powers of Attorney                     EX-99.7